UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-29-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

February 29, 2020

American Century® Diversified Corporate Bond ETF (KORP)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, americancenturyetfs.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2020

Portfolio at a Glance
Weighted Average Life to Maturity	5.4 years
Average Duration (Effective)	4.4 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	95.4%
U.S. Treasury Securities	1.6%
Temporary Cash Investments	2.7%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$1,030.60	$1.46	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 95.4%
Airlines — 0.5%
Delta Air Lines, Inc., 3.80%, 4/19/23	$558,000	$580,926
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	873,000	882,091
General Motors Co., 4.875%, 10/2/23	722,000	785,372
		1,667,463
Banks — 20.4%
Bank of America Corp., VRN, 3.00%, 12/20/23	2,508,000	2,600,201
Bank of America Corp., VRN, 3.42%, 12/20/28	1,175,000	1,270,489
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	1,024,000	1,061,171
Citigroup, Inc., 2.75%, 4/25/22	20,000	20,463
Citigroup, Inc., 4.05%, 7/30/22	1,214,000	1,281,662
Citigroup, Inc., 3.40%, 5/1/26	1,214,000	1,313,661
Fifth Third BanCorp., 2.375%, 1/28/25	1,024,000	1,054,692
HSBC Holdings plc, VRN, 2.63%, 11/7/25	1,024,000	1,046,642
Huntington Bancshares, Inc., 2.30%, 1/14/22	1,065,000	1,075,509
Huntington Bancshares, Inc., 2.55%, 2/4/30	750,000	766,046
JPMorgan Chase & Co., 3.875%, 9/10/24	1,399,000	1,516,137
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,312,000	1,462,305
KeyCorp, MTN, 4.15%, 10/29/25	1,014,000	1,139,936
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	600,000	611,511
PNC Bank N.A., 2.70%, 10/22/29	768,000	797,812
Regions Financial Corp., 2.75%, 8/14/22	1,065,000	1,094,122
Santander UK plc, 2.10%, 1/13/23	550,000	557,510
Truist Bank, 2.45%, 8/1/22	1,096,000	1,120,524
Truist Financial Corp., MTN, 2.05%, 5/10/21	804,000	809,441
Wells Fargo & Co., 4.125%, 8/15/23	996,000	1,074,473
Wells Fargo & Co., 3.00%, 10/23/26	180,000	190,991
Wells Fargo & Co., MTN, VRN, 2.57%, 2/11/31	500,000	510,273
		22,375,571
Beverages — 1.5%
Constellation Brands, Inc., 3.20%, 2/15/23	927,000	964,060
Keurig Dr Pepper, Inc., 4.06%, 5/25/23	640,000	687,366
		1,651,426
Biotechnology — 1.9%
AbbVie, Inc., 2.60%, 11/21/24(1)	1,401,000	1,448,737
AbbVie, Inc., 3.20%, 5/14/26	640,000	681,914
		2,130,651
Building Products — 0.7%
Masco Corp., 4.375%, 4/1/26	517,000	584,771
Standard Industries, Inc., 4.75%, 1/15/28(1)	137,000	141,306
		726,077

5

	Principal Amount	Value
Capital Markets — 6.5%
Ares Capital Corp., 3.25%, 7/15/25	$600,000	$604,539
BlackRock, Inc., 2.40%, 4/30/30	550,000	568,470
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	223,000	229,088
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	750,000	806,911
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	1,065,000	1,093,775
Goldman Sachs Group, Inc. (The), VRN, 4.22%, 5/1/29	430,000	487,947
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	262,000	263,965
Morgan Stanley, MTN, 4.10%, 5/22/23	1,235,000	1,320,857
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	820,000	846,834
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	250,000	250,627
S&P Global, Inc., 4.00%, 6/15/25	599,000	673,882
		7,146,895
Chemicals — 1.6%
CF Industries, Inc., 4.50%, 12/1/26(1)	519,000	591,263
Olin Corp., 5.125%, 9/15/27	516,000	521,172
Westlake Chemical Corp., 3.60%, 8/15/26	582,000	622,788
		1,735,223
Commercial Services and Supplies — 0.8%
Waste Connections, Inc., 2.60%, 2/1/30	800,000	822,995
Construction Materials — 0.5%
Vulcan Materials Co., 4.50%, 4/1/25	507,000	568,015
Consumer Finance — 7.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 10/1/25	645,000	711,884
Ally Financial, Inc., 4.625%, 3/30/25	162,000	176,903
Ally Financial, Inc., 5.75%, 11/20/25	43,000	48,639
American Express Co., 2.50%, 8/1/22	1,065,000	1,086,316
Avolon Holdings Funding Ltd., 3.25%, 2/15/27(1)	500,000	502,160
Capital One Financial Corp., 3.50%, 6/15/23	1,060,000	1,119,195
Capital One Financial Corp., 3.80%, 1/31/28	1,081,000	1,180,484
Discover Financial Services, 3.85%, 11/21/22	1,060,000	1,121,499
Synchrony Financial, 3.75%, 8/15/21	1,117,000	1,146,278
Synchrony Financial, 2.85%, 7/25/22	768,000	785,709
		7,879,067
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	289,000	294,245
Berry Global, Inc., 4.875%, 7/15/26(1)	465,000	473,870
		768,115
Diversified Financial Services — 0.6%
Voya Financial, Inc., 3.65%, 6/15/26	585,000	647,685
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 4.45%, 5/15/21	1,024,000	1,057,666
Verizon Communications, Inc., 2.45%, 11/1/22	287,000	295,181
Verizon Communications, Inc., 4.40%, 11/1/34	380,000	461,953
		1,814,800

6

	Principal Amount	Value
Electric Utilities — 4.6%
Duke Energy Corp., 2.65%, 9/1/26	$804,000	$838,139
Edison International, 4.125%, 3/15/28	596,000	650,558
Enel Americas SA, 4.00%, 10/25/26	831,000	894,860
Exelon Corp., 3.50%, 6/1/22	886,000	919,734
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	804,000	874,430
PSEG Power LLC, 3.00%, 6/15/21	804,000	819,095
		4,996,816
Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp., 3.125%, 1/15/27	989,000	1,040,920
AvalonBay Communities, Inc., MTN, 3.30%, 6/1/29	804,000	892,624
Boston Properties LP, 2.75%, 10/1/26	640,000	677,676
Duke Realty LP, 2.875%, 11/15/29	132,000	139,678
Essex Portfolio LP, 4.00%, 3/1/29	640,000	729,143
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	385,000	405,215
SITE Centers Corp., 3.625%, 2/1/25	599,000	636,386
		4,521,642
Food Products — 1.5%
Kraft Heinz Foods Co., 4.00%, 6/15/23	558,000	580,870
Mondelez International Holdings Netherlands BV, 2.125%, 9/19/22(1)	873,000	889,782
Post Holdings, Inc., 4.625%, 4/15/30(1)	200,000	197,618
		1,668,270
Health Care Equipment and Supplies — 1.5%
Becton Dickinson and Co., 3.73%, 12/15/24	965,000	1,045,920
DH Europe Finance II Sarl, 2.60%, 11/15/29	539,000	560,461
		1,606,381
Health Care Providers and Services — 4.0%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	545,000	550,224
Anthem, Inc., 4.10%, 3/1/28	558,000	625,086
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	1,000	1,043
Cigna Corp., 3.05%, 10/15/27(1)	968,000	1,012,443
CVS Health Corp., 4.30%, 3/25/28	804,000	900,352
DaVita, Inc., 5.125%, 7/15/24	465,000	472,168
HCA, Inc., 3.50%, 9/1/30	250,000	244,920
Universal Health Services, Inc., 4.75%, 8/1/22(1)	544,000	546,452
		4,352,688
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 4.85%, 3/15/26	599,000	685,007
Household Durables — 1.7%
DR Horton, Inc., 4.75%, 2/15/23	714,000	773,239
MDC Holdings, Inc., 3.85%, 1/15/30	500,000	500,938
Toll Brothers Finance Corp., 3.80%, 11/1/29	545,000	549,101
		1,823,278
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc., 2.75%, 3/1/30	600,000	601,440
Insurance — 0.9%
American International Group, Inc., 4.25%, 3/15/29	517,000	590,285

7

	Principal Amount	Value
Prudential Financial, Inc., VRN, 5.625%, 6/15/43	$377,000	$397,339
		987,624
IT Services — 1.6%
Fiserv, Inc., 3.50%, 7/1/29	640,000	700,891
Global Payments, Inc., 2.65%, 2/15/25	804,000	832,925
Western Union Co. (The), 2.85%, 1/10/25	243,000	250,041
		1,783,857
Machinery — 1.2%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	1,352,000	1,354,671
Media — 3.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,056,000	1,183,907
Comcast Corp., 3.30%, 2/1/27	804,000	874,337
Discovery Communications LLC, 3.90%, 11/15/24	500,000	541,767
ViacomCBS, Inc., 4.25%, 9/1/23	1,000,000	1,082,062
		3,682,073
Metals and Mining — 2.8%
Kinross Gold Corp., 4.50%, 7/15/27	1,132,000	1,233,289
Newmont Corp., 3.50%, 3/15/22	599,000	618,314
Southern Copper Corp., 3.875%, 4/23/25	599,000	639,531
Steel Dynamics, Inc., 2.80%, 12/15/24	512,000	530,802
		3,021,936
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., 4.25%, 11/1/28	465,000	532,746
Oil, Gas and Consumable Fuels — 8.6%
Aker BP ASA, 3.00%, 1/15/25(1)	600,000	608,207
Cenovus Energy, Inc., 3.00%, 8/15/22	1,130,000	1,164,499
Concho Resources, Inc., 4.375%, 1/15/25	1,016,000	1,049,082
Diamondback Energy, Inc., 3.50%, 12/1/29	539,000	531,167
Energy Transfer Operating LP, 5.50%, 6/1/27	1,090,000	1,235,868
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,090,000	1,187,624
HollyFrontier Corp., 5.875%, 4/1/26	1,010,000	1,135,544
ONEOK, Inc., 4.00%, 7/13/27	1,090,000	1,186,749
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/1/24	850,000	881,364
WPX Energy, Inc., 5.25%, 10/15/27	500,000	492,975
		9,473,079
Pharmaceuticals — 3.0%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	539,000	556,067
Bristol-Myers Squibb Co., 2.90%, 7/26/24(1)	1,345,000	1,418,128
Elanco Animal Health, Inc., 5.65%, 8/28/28	250,000	286,571
Zoetis, Inc., 4.50%, 11/13/25	930,000	1,066,057
		3,326,823
Professional Services — 0.9%
Thomson Reuters Corp., 3.35%, 5/15/26	968,000	1,030,630
Semiconductors and Semiconductor Equipment — 0.8%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	890,000	906,570
Software — 0.8%
VMware, Inc., 3.90%, 8/21/27	810,000	871,940

8

	Principal Amount/ Shares	Value
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc., 2.45%, 8/4/26	$1,316,000	$1,380,352
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	152,000	167,367
Dell International LLC / EMC Corp., 4.00%, 7/15/24(1)	558,000	598,088
Seagate HDD Cayman, 4.875%, 3/1/24	886,000	938,993
		3,084,800
Thrifts and Mortgage Finance — 0.7%
Nationwide Building Society, 2.00%, 1/27/23(1)	750,000	759,454
Trading Companies and Distributors — 0.4%
Air Lease Corp., MTN, 3.00%, 2/1/30	400,000	395,718
Wireless Telecommunication Services — 2.3%
Rogers Communications, Inc., 3.00%, 3/15/23	1,419,000	1,482,630
Sprint Corp., 7.625%, 2/15/25	250,000	290,625
Vodafone Group plc, 2.95%, 2/19/23(2)	693,000	721,544
		2,494,799
TOTAL CORPORATE BONDS (Cost $101,213,754)		104,477,151
U.S. TREASURY SECURITIES — 1.6%
U.S. Treasury Notes, 1.375%, 1/31/25	1,150,000	1,175,201
U.S. Treasury Notes, 1.75%, 11/15/29	600,000	633,633
TOTAL U.S. TREASURY SECURITIES (Cost $1,762,628)		1,808,834
TEMPORARY CASH INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,954,406)	2,954,406	2,954,406
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $250,160)	250,160	250,160
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $106,180,948)		109,490,551
OTHER ASSETS AND LIABILITIES — 0.1%		64,985
TOTAL NET ASSETS — 100.0%		$109,555,536

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,531,366, which represented 10.5% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $245,721. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $250,160.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $105,930,788) — including $245,721 of securities on loan	$109,240,391
Investment made with cash collateral received for securities on loan, at value (cost of $250,160)	250,160
Total investment securities, at value (cost of $106,180,948)	109,490,551
Interest receivable	836,384
Securities lending receivable	27
110,326,962

Liabilities
Payable for collateral received for securities on loan	250,160
Payable for investments purchased	496,260
Accrued management fees	25,006
771,426

Net Assets	$109,555,536

Shares outstanding (unlimited number of shares authorized)	2,102,000

Net Asset Value Per Share	$52.12

Net Assets Consist of:
Capital paid in	$105,305,390
Distributable earnings	4,250,146
$109,555,536

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,447,162
Securities lending, net	298
1,447,460

Expenses:
Management fees	134,425
Other expenses	125
134,550

Net investment income (loss)	1,312,910

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	959,131
Futures contract transactions	(60,396)
Swap agreement transactions	(84,660)
814,075

Change in net unrealized appreciation (depreciation) on:
Investments	1,105,529
Futures contracts	2,784
Swap agreements	42,017
1,150,330

Net realized and unrealized gain (loss)	1,964,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,277,315

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019
Operations
Net investment income (loss)	$1,312,910	$1,336,780
Net realized gain (loss)	814,075	132,752
Change in net unrealized appreciation (depreciation)	1,150,330	2,447,919
Net increase (decrease) in net assets resulting from operations	3,277,315	3,917,451

Distributions to Shareholders
From earnings	(1,467,788)	(1,157,153)

Capital Share Transactions
Proceeds from shares sold	43,412,035	49,282,909

Net increase (decrease) in net assets	45,221,562	52,043,207

Net Assets
Beginning of period	64,333,974	12,290,767
End of period	$109,555,536	$64,333,974

Transactions in Shares of the Fund
Sold	850,000	1,000,000

See Notes to Financial Statements.

12

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek to provide current income. Shares of the fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$250,160	—	—	—	$250,160
Gross amount of recognized liabilities for securities lending transactions					$250,160

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

14

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 58% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.29%.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 totaled $64,929,805, of which $1,762,723 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 totaled $54,217,191, none of which were U.S. Treasury and Government Agency obligations.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $32,214,520. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund may issue and redeem Creation Units in return for a basket of securities (and an amount of cash) or entirely for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$104,477,151	—
U.S. Treasury Securities	—	1,808,834	—
Temporary Cash Investments	$2,954,406	—	—
Temporary Cash Investments - Securities Lending Collateral	250,160	—	—
	$3,204,566	$106,285,985	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,386,000.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $2,900,000 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

16

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(60,396)	Change in net unrealized appreciation (depreciation) on futures contracts	$2,784
Credit Risk	Net realized gain (loss) on swap agreement transactions	(84,660)	Change in net unrealized appreciation (depreciation) on swap agreements	42,017
		$(145,056)		$44,801

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$106,182,965
Gross tax appreciation of investments	$3,394,561
Gross tax depreciation of investments	(86,975)
Net tax appreciation (depreciation) of investments	$3,307,586

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$51.38	0.72	0.85	1.57	(0.80)	(0.03)	(0.83)	$52.12	3.06%	0.29%(5)	2.84%(5)	60%	$109,556
2019	$48.77	1.67	2.48	4.15	(1.54)	—	(1.54)	$51.38	8.70%	0.39%	3.37%	35%	$64,334
2018(6)	$50.00	0.96	(1.37)	(0.41)	(0.82)	—	(0.82)	$48.77	(0.77)%	0.45%(5)	3.09%(5)	38%	$12,291

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 29, 2020 (unaudited).

(5)	Annualized.

(6)	January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund's Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95466 2004

Semiannual Report

February 29, 2020

American Century® Diversified Municipal Bond ETF (TAXF)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, americancenturyetfs.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2020

Portfolio at a Glance
Weighted Average Life to Maturity	11.1 years
Average Duration (Modified)	5.4 years

Top Five States and Territories	% of net assets
Illinois	12.9%
Florida	9.5%
New York	8.6%
Texas	8.5%
Arizona	6.9%

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	13%
Corporate Municipal	11%
General Obligation (GO) - State	11%
Special Tax	11%
Hospital	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	97.2%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	1.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$1,034.80	$1.47	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.2%
Alabama — 2.1%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	$535,000	$589,549
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	395,000	438,193
		1,027,742
Arizona — 6.9%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	188,696
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	198,899	231,470
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	219,508
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	497,844
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	62,014
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	232,504
Phoenix GO, 5.00%, 7/1/21	525,000	554,421
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	750,000	956,782
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	444,264
		3,387,503
California — 5.4%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	100,000	15,779
California Housing Finance Rev., 4.00%, 3/20/33	399,012	482,600
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	293,774
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	135,000	140,769
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	106,187
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	106,686
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	119,960
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	600,000	727,278
Palomar Health GO, 5.00%, 8/1/27	545,000	676,901
		2,669,934
Colorado — 1.8%
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	180,000	199,012
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	110,134
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	200,000	239,548
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	108,721
Vauxmont Metropolitan District GO, 5.00%, 12/15/21 (AGM)	100,000	106,273

5

	Principal Amount	Value
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	$100,000	$109,610
		873,298
Connecticut — 2.0%
State of Connecticut GO, 5.00%, 4/15/34	750,000	971,092
Florida — 9.5%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	429,971
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	250,000	297,163
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	224,386
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	626,213
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	678,752
Osceola County Transportation Rev., 5.00%, 10/1/30	500,000	654,345
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	397,887
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	150,000	181,740
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	125,000	151,084
School District of Broward County COP, 5.00%, 7/1/23	515,000	586,230
State of Florida GO, 5.00%, 6/1/21	420,000	442,063
		4,669,834
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	284,465
Illinois — 12.9%
Chicago GO, 5.00%, 1/1/27	350,000	422,422
Chicago GO, 5.00%, 1/1/40	280,000	287,801
Chicago GO, 5.50%, 1/1/49	100,000	124,797
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	342,392
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	65,235
Illinois Finance Authority Rev., 5.00%, 11/1/49	200,000	219,666
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	750,000	985,868
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	300,000	401,823
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	391,661
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)(3)	200,000	239,022
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	400,000	501,264
State of Illinois GO, 5.00%, 11/1/21	440,000	468,688
State of Illinois GO, 5.00%, 11/1/26	85,000	103,890
State of Illinois GO, 5.00%, 11/1/27	90,000	112,080
State of Illinois GO, 5.00%, 11/1/29	280,000	345,226
State of Illinois GO, 5.00%, 10/1/30	600,000	756,654
State of Illinois GO, 5.00%, 10/1/33	200,000	250,482
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	300,000	315,648
		6,334,619

6

	Principal Amount	Value
Iowa — 1.1%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	$100,000	$104,077
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	461,056
		565,133
Kentucky — 3.3%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	470,300
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	312,115
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	497,068
Kentucky Public Energy Authority Rev., VRN, 4.00%, 2/1/50 (GA: Morgan Stanley)	300,000	356,484
		1,635,967
Louisiana — 3.1%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	120,681
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	307,690
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	450,000	517,864
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	50,000	51,240
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	500,000	518,330
		1,515,805
Maryland — 1.9%
Brunswick Special Tax, 5.00%, 7/1/36	100,000	115,658
State of Maryland GO, 5.00%, 8/1/27	425,000	550,987
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	230,000	248,559
		915,204
Massachusetts — 3.0%
Massachusetts GO, 5.00%, 5/1/25	250,000	303,348
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/32	500,000	728,390
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	350,000	458,776
		1,490,514
Michigan — 0.9%
Detroit City School District GO, 5.25%, 5/1/32 (AGM Q-SBLF)	45,000	62,473
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	393,242
		455,715
Nebraska — 0.5%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	224,244
Nevada — 2.2%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	420,000	442,441
Sparks Rev., 2.50%, 6/15/24(1)	200,000	204,756
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	350,000	417,483
		1,064,680
New Hampshire — 0.8%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	299,676	369,890

7

	Principal Amount	Value
New Jersey — 4.8%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	$40,000	$41,338
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	323,474
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	478,073
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	300,000	382,215
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	440,062
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	188,202
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	189,563
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	330,022
		2,372,949
New Mexico — 1.8%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	100,374
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	598,215
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	202,076
		900,665
New York — 8.6%
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	595,000	654,738
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	350,000	380,191
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/40	250,000	299,405
New York City Water & Sewer System Rev., 5.00%, 6/15/25	500,000	578,060
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	180,000	202,811
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	200,000	289,202
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	266,611
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	613,370
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/33	75,000	100,732
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/26 (GA: American Airlines Group)	655,000	687,527
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	50,000	52,357
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	118,063
		4,243,067
North Carolina — 1.3%
State of North Carolina Rev., 5.00%, 5/1/25	250,000	302,922
State of North Carolina Rev., 5.00%, 3/1/34	250,000	326,765
		629,687
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55(3)	200,000	226,176

8

	Principal Amount	Value
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	$360,000	$423,147
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	125,000	151,479
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	116,340
		917,142
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	250,000	309,290
Oregon — 0.2%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	117,281
Pennsylvania — 3.2%
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	85,000	101,536
Pennsylvania GO, 5.00%, 7/1/20	500,000	506,920
Pennsylvania State Public School Building Authority, 5.00%, 6/1/29	290,000	376,666
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	216,992
School District of Philadelphia GO, 5.00%, 9/1/20	350,000	357,011
		1,559,125
South Carolina — 0.2%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	104,347
Tennessee — 0.4%
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	185,000	212,278
Texas — 8.5%
Arlington Higher Education Finance Corp. Rev., 5.00%, 8/15/29 (PSF-GTD)	400,000	526,824
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	350,000	423,871
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	115,000	134,924
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/33	600,000	662,700
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	58,259
Houston GO, 5.00%, 3/1/29	330,000	439,068
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 4.00%, 4/1/21	425,000	430,912
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	240,000	271,051
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	515,000	596,143
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	305,310
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	250,000	335,217
		4,184,279
Virginia — 1.6%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	510,000	559,557
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	228,536
		788,093

9

	Principal Amount	Value
Washington — 5.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	$365,000	$480,818
Port of Seattle Rev., 5.00%, 4/1/36	500,000	637,370
State of Washington GO, 5.25%, 2/1/22	375,000	407,033
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	363,726
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	713,557
		2,602,504
Wisconsin — 0.8%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	25,000	27,304
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	171,256
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	93,973
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	105,000	122,530
		415,063
TOTAL MUNICIPAL SECURITIES (Cost $45,517,766)		47,811,409
TEMPORARY CASH INVESTMENTS — 1.3%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $614,555)	614,494	614,494
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $46,132,321)		48,425,903
OTHER ASSETS AND LIABILITIES — 1.5%		737,767
TOTAL NET ASSETS — 100.0%		$49,163,670

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,770,365, which represented 5.6% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $46,132,321)	$48,425,903
Cash	324,136
Receivable for capital shares sold	2,731,750
Interest receivable	441,212
51,923,001

Liabilities
Payable for investments purchased	2,748,796
Accrued management fees	10,535
2,759,331

Net Assets	$49,163,670

Shares outstanding (unlimited number of shares authorized)	900,000

Net Asset Value Per Share	$54.63

Net Assets Consist of:
Capital paid in	$46,707,731
Distributable earnings	2,455,939
$49,163,670

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$460,598

Expenses:
Management fees	52,465

Net investment income (loss)	408,133

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	89,013
Change in net unrealized appreciation (depreciation) on investments	1,059,029

Net realized and unrealized gain (loss)	1,148,042

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,556,175

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019(1)
Operations
Net investment income (loss)	$408,133	$445,711
Net realized gain (loss)	89,013	(12,465)
Change in net unrealized appreciation (depreciation)	1,059,029	1,234,553
Net increase (decrease) in net assets resulting from operations	1,556,175	1,667,799

Distributions to Shareholders
From earnings	(380,025)	(388,010)

Capital Share Transactions
Proceeds from shares sold	21,303,905	25,403,826

Net increase (decrease) in net assets	22,480,055	26,683,615

Net Assets
Beginning of period	26,683,615	—
End of period	$49,163,670	$26,683,615

Transactions in Shares of the Fund
Sold	400,000	500,000

(1)	September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

13

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Municipal Bond ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek current income that is exempt from federal income tax. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 10, 2018.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions

14

of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Municipal Trust own, in aggregate, 23% of the shares of the fund. ACIM owns 20% shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.29%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $23,998,700 and $3,595,338, respectively.

There were no in-kind transactions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund may issue and redeem Creation Units in return for a basket of securities (and an amount of cash) or entirely for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$47,811,409	—
Temporary Cash Investments	$614,494	—	—
	$614,494	$47,811,409	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$46,132,527
Gross tax appreciation of investments	$2,296,510
Gross tax depreciation of investments	(3,134)
Net tax appreciation (depreciation) of investments	$2,293,376

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2019, the fund had accumulated short-term capital losses of $(6,752) and accumulated long-term capital losses of $(5,701), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

17

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$53.37	0.60	1.24	1.84	(0.58)	$54.63	3.48%	0.29%(5)	2.26%(5)	10%	$49,164
2019(6)	$50.00	1.36	3.26	4.62	(1.25)	$53.37	9.42%	0.29%(5)	2.74%(5)	19%	$26,684

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 29, 2020 (unaudited).

(5)	Annualized.

(6)	September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund's Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95467 2004

Semiannual Report

February 29, 2020

American Century® STOXX® U.S. Quality Growth ETF (QGRO)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

The iSTOXX American Century USA Quality Growth Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. American Century STOXX U.S. Quality Growth ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the iSTOXX American Century USA Quality Growth Index or its data.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, americancenturyetfs.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Vertex Pharmaceuticals, Inc.	3.0%
Mastercard, Inc., Class A	3.0%
Adobe, Inc.	2.5%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	2.3%
salesforce.com, Inc.	2.1%
Cintas Corp.	2.0%
PayPal Holdings, Inc.	1.9%
American Tower Corp.	1.9%
Chemed Corp.	1.9%

Top Five Industries	% of net assets
Software	22.8%
IT Services	11.7%
Semiconductors and Semiconductor Equipment	9.6%
Biotechnology	4.9%
Health Care Equipment and Supplies	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$1,010.00	$1.45	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.7%
Axon Enterprise, Inc.(1)	3,041	$235,282
Lockheed Martin Corp.	322	119,098
Mercury Systems, Inc.(1)	6,017	442,009
Northrop Grumman Corp.	375	123,315
Raytheon Co.	625	117,850
		1,037,554
Air Freight and Logistics — 1.7%
CH Robinson Worldwide, Inc.	7,482	515,510
Expeditors International of Washington, Inc.	1,849	130,206
United Parcel Service, Inc., Class B	16,440	1,487,656
XPO Logistics, Inc.(1)	4,199	310,600
		2,443,972
Airlines — 2.4%
Alaska Air Group, Inc.	17,131	864,430
Delta Air Lines, Inc.	24,336	1,122,620
JetBlue Airways Corp.(1)	6,962	109,860
Southwest Airlines Co.	29,923	1,382,144
		3,479,054
Beverages — 0.2%
Monster Beverage Corp.(1)	5,653	352,804
Biotechnology — 4.9%
Exelixis, Inc.(1)	13,373	248,604
Incyte Corp.(1)	13,442	1,013,661
Regeneron Pharmaceuticals, Inc.(1)	3,172	1,410,176
Vertex Pharmaceuticals, Inc.(1)	19,519	4,372,842
		7,045,283
Building Products — 0.4%
Allegion plc	1,063	122,234
AO Smith Corp.	3,150	124,583
Armstrong World Industries, Inc.	2,360	236,354
Masco Corp.	2,992	123,629
		606,800
Capital Markets — 3.6%
Eaton Vance Corp.	2,805	115,734
FactSet Research Systems, Inc.	457	121,557
LPL Financial Holdings, Inc.	12,106	962,185
MarketAxess Holdings, Inc.	2,932	950,936
Moody's Corp.	1,448	347,564
MSCI, Inc.	8,700	2,570,328
SEI Investments Co.	2,041	111,663
		5,179,967

5

	Shares	Value
Chemicals — 0.4%
FMC Corp.	2,447	$227,815
PPG Industries, Inc.	1,171	122,311
Scotts Miracle-Gro Co. (The)	2,124	225,123
		575,249
Commercial Services and Supplies — 2.5%
Cintas Corp.	10,903	2,908,266
Clean Harbors, Inc.(1)	2,959	205,710
Copart, Inc.(1)	2,701	228,181
Tetra Tech, Inc.	2,636	213,173
		3,555,330
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	2,525	487,628
Ciena Corp.(1)	6,330	243,389
		731,017
Construction Materials — 0.2%
Vulcan Materials Co.	1,924	231,380
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	1,475	231,796
frontdoor, Inc.(1)	2,960	125,504
		357,300
Electric Utilities — 1.4%
Evergy, Inc.	11,077	723,882
NextEra Energy, Inc.	5,264	1,330,529
		2,054,411
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc.(1)	1,485	140,719
Zebra Technologies Corp., Class A(1)	593	125,105
		265,824
Energy Equipment and Services — 0.3%
Helmerich & Payne, Inc.	11,961	441,241
Entertainment — 0.4%
Electronic Arts, Inc.(1)	1,261	127,828
Netflix, Inc.(1)	680	250,940
Zynga, Inc., Class A(1)	35,695	239,513
		618,281
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	12,268	2,782,382
Crown Castle International Corp.	1,506	215,795
Equinix, Inc.	389	222,819
Lamar Advertising Co., Class A	1,477	123,684
		3,344,680
Food and Staples Retailing — 0.1%
Performance Food Group Co.(1)	4,844	205,386
Food Products — 0.2%
Hershey Co. (The)	849	122,247
Lamb Weston Holdings, Inc.	2,629	228,434
		350,681

6

	Shares	Value
Health Care Equipment and Supplies — 4.6%
ABIOMED, Inc.(1)	816	$122,612
Align Technology, Inc.(1)	9,633	2,103,365
DexCom, Inc.(1)	5,113	1,411,188
Edwards Lifesciences Corp.(1)	1,704	349,047
IDEXX Laboratories, Inc.(1)	1,429	363,695
Insulet Corp.(1)	1,209	229,674
Intuitive Surgical, Inc.(1)	432	230,671
Masimo Corp.(1)	1,446	236,175
Penumbra, Inc.(1)	5,439	902,112
ResMed, Inc.	1,475	234,466
Teleflex, Inc.	693	232,169
West Pharmaceutical Services, Inc.	1,501	225,991
		6,641,165
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	5,229	909,898
Chemed Corp.	6,568	2,742,928
DaVita, Inc.(1)	4,653	361,166
HCA Healthcare, Inc.	964	122,438
Humana, Inc.	1,114	356,124
LHC Group, Inc.(1)	1,668	202,595
		4,695,149
Health Care Technology — 1.1%
Cerner Corp.	1,839	127,387
Veeva Systems, Inc., Class A(1)	10,638	1,510,277
		1,637,664
Hotels, Restaurants and Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	2,832	2,190,779
Planet Fitness, Inc., Class A(1)	2,975	200,783
Starbucks Corp.	1,596	125,174
Texas Roadhouse, Inc.	1,965	110,472
Wendy's Co. (The)	10,713	202,261
		2,829,469
Household Durables — 1.1%
D.R. Horton, Inc.	2,233	118,952
NVR, Inc.(1)	34	124,684
PulteGroup, Inc.	23,855	958,971
Tempur Sealy International, Inc.(1)	4,460	333,385
		1,535,992
Household Products — 0.1%
Colgate-Palmolive Co.	1,813	122,504
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	849	123,351
Insurance — 0.6%
Alleghany Corp.(1)	323	217,137
Aon plc	1,122	233,376
Arthur J Gallagher & Co.	2,359	229,979

7

	Shares	Value
RenaissanceRe Holdings Ltd.	1,301	$221,690
		902,182
Interactive Media and Services — 3.2%
Alphabet, Inc., Class C(1)	1,505	2,015,692
Facebook, Inc., Class A(1)	9,315	1,792,858
Match Group, Inc.(1)(2)	10,991	714,415
		4,522,965
Internet and Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)	1,813	3,415,239
Booking Holdings, Inc.(1)	903	1,531,181
eBay, Inc.	28,970	1,003,521
Etsy, Inc.(1)	4,882	282,228
Expedia Group, Inc.	1,201	118,443
		6,350,612
IT Services — 11.7%
Accenture plc, Class A	660	119,189
Automatic Data Processing, Inc.	1,436	222,207
Booz Allen Hamilton Holding Corp.	7,565	539,384
CACI International, Inc., Class A(1)	1,447	354,544
Cognizant Technology Solutions Corp., Class A	2,001	121,921
EPAM Systems, Inc.(1)	6,652	1,484,726
FleetCor Technologies, Inc.(1)	840	223,264
Global Payments, Inc.	1,250	229,962
Mastercard, Inc., Class A	15,052	4,368,843
Pagseguro Digital Ltd., Class A(1)	14,451	453,328
PayPal Holdings, Inc.(1)	25,824	2,788,734
Square, Inc., Class A(1)	24,993	2,082,667
Visa, Inc., Class A	18,326	3,330,934
WEX, Inc.(1)	1,137	212,892
Wix.com Ltd.(1)	1,906	255,461
		16,788,056
Life Sciences Tools and Services — 0.8%
Bio-Rad Laboratories, Inc., Class A(1)	650	228,813
Illumina, Inc.(1)	891	236,712
Mettler-Toledo International, Inc.(1)	531	372,603
PRA Health Sciences, Inc.(1)	2,526	237,949
		1,076,077
Machinery — 0.1%
Lincoln Electric Holdings, Inc.	1,577	129,141
Media — 1.3%
Cable One, Inc.	1,142	1,796,389
Metals and Mining — 0.3%
Reliance Steel & Aluminum Co.	1,241	126,942
Royal Gold, Inc.	2,565	247,445
		374,387
Multiline Retail — 0.2%
Dollar General Corp.	819	123,096
8

	Shares	Value
Target Corp.	1,186	$122,158
		245,254
Oil, Gas and Consumable Fuels — 0.7%
Cabot Oil & Gas Corp.	44,118	614,564
Devon Energy Corp.	7,035	114,248
Pioneer Natural Resources Co.	1,863	228,739
		957,551
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,261	231,520
Pharmaceuticals — 2.3%
Eli Lilly & Co.	13,674	1,724,701
Merck & Co., Inc.	16,166	1,237,669
Zoetis, Inc.	2,786	371,179
		3,333,549
Professional Services — 0.4%
IHS Markit Ltd.	3,235	230,461
Robert Half International, Inc.	2,381	120,026
TransUnion	2,582	229,592
		580,079
Road and Rail — 0.6%
CSX Corp.	1,728	121,738
J.B. Hunt Transport Services, Inc.	2,379	229,431
Landstar System, Inc.	1,244	125,607
Old Dominion Freight Line, Inc.	1,782	345,351
		822,127
Semiconductors and Semiconductor Equipment — 9.6%
Applied Materials, Inc.	21,775	1,265,563
Cirrus Logic, Inc.(1)	1,815	124,582
Entegris, Inc.	20,610	1,098,925
Intel Corp.	26,217	1,455,568
KLA Corp.	7,022	1,079,352
Lam Research Corp.	4,427	1,299,015
Maxim Integrated Products, Inc.	2,287	127,203
Mellanox Technologies Ltd.(1)	11,128	1,328,906
Monolithic Power Systems, Inc.	1,511	239,705
NVIDIA Corp.	9,663	2,609,686
QUALCOMM, Inc.	19,202	1,503,517
Skyworks Solutions, Inc.	1,213	121,518
Teradyne, Inc.	12,673	744,665
Texas Instruments, Inc.	1,111	126,810
Universal Display Corp.	3,126	496,377
Xilinx, Inc.	1,584	132,248
		13,753,640
Software — 22.8%
Adobe, Inc.(1)	10,193	3,517,808
Alteryx, Inc., Class A(1)	1,875	261,787
Aspen Technology, Inc.(1)	1,145	121,954

9

	Shares	Value
Atlassian Corp. plc, Class A(1)	10,220	$1,481,491
Autodesk, Inc.(1)	12,892	2,460,825
Cadence Design Systems, Inc.(1)	18,630	1,232,188
Check Point Software Technologies Ltd.(1)	1,209	125,494
Citrix Systems, Inc.	3,720	384,611
Coupa Software, Inc.(1)	6,253	936,387
DocuSign, Inc.(1)	2,901	250,385
Fair Isaac Corp.(1)	4,069	1,530,066
Fortinet, Inc.(1)	20,885	2,131,523
HubSpot, Inc.(1)	5,565	998,639
Intuit, Inc.	6,528	1,735,469
Microsoft Corp.	2,256	365,495
NortonLifeLock, Inc.	6,774	128,909
Paycom Software, Inc.(1)	5,083	1,436,710
Paylocity Holding Corp.(1)	3,671	475,468
PTC, Inc.(1)	17,554	1,326,205
RealPage, Inc.(1)	4,120	264,092
RingCentral, Inc., Class A(1)	4,281	1,009,246
salesforce.com, Inc.(1)	18,022	3,070,949
ServiceNow, Inc.(1)	6,414	2,091,541
Splunk, Inc.(1)	1,566	230,719
Synopsys, Inc.(1)	2,642	364,411
Trade Desk, Inc. (The), Class A(1)	3,539	1,016,578
Tyler Technologies, Inc.(1)	768	240,653
VMware, Inc., Class A(1)	5,337	643,215
Workday, Inc., Class A(1)	11,319	1,961,017
Zendesk, Inc.(1)	11,900	943,789
		32,737,624
Specialty Retail — 1.5%
Aaron's, Inc.	6,235	245,223
Best Buy Co., Inc.	1,578	119,376
Burlington Stores, Inc.(1)	1,619	350,125
Five Below, Inc.(1)	2,278	220,852
Home Depot, Inc. (The)	563	122,644
Ross Stores, Inc.	1,110	120,746
TJX Cos., Inc. (The)	2,185	130,663
Tractor Supply Co.	1,399	123,825
Ulta Beauty, Inc.(1)	2,768	711,625
		2,145,079
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	452	123,559
NetApp, Inc.	16,159	754,948
		878,507
Textiles, Apparel and Luxury Goods — 2.6%
Carter's, Inc.	1,396	127,692
Deckers Outdoor Corp.(1)	4,215	732,567
lululemon athletica, Inc.(1)	10,178	2,212,799

10

	Shares	Value
NIKE, Inc., Class B	4,019	$359,218
Ralph Lauren Corp.	1,231	129,883
Skechers U.S.A., Inc., Class A(1)	3,952	130,732
		3,692,891
Trading Companies and Distributors — 0.7%
W.W. Grainger, Inc.	3,646	1,011,911
TOTAL COMMON STOCKS (Cost $140,405,847)		142,791,049
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $749,219)	749,219	749,219
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $200,963)	200,963	200,963
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $141,356,029)		143,741,231
OTHER ASSETS AND LIABILITIES — (0.2)%		(354,602)
TOTAL NET ASSETS — 100.0%		$143,386,629

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $554,775. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $565,388, which includes securities collateral of $364,425.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $141,155,066) — including $554,775 of securities on loan	$143,540,268
Investment made with cash collateral received for securities on loan, at value (cost of $200,963)	200,963
Total investment securities, at value (cost of $141,356,029)	143,741,231
Receivable for investments sold	72,037,067
Dividends and interest receivable	107,015
Securities lending receivable	2,095
215,887,408

Liabilities
Payable for collateral received for securities on loan	200,963
Payable for investments purchased	49,066,635
Payable for capital shares redeemed	23,196,635
Accrued management fees	36,546
72,500,779

Net Assets	$143,386,629

Shares outstanding (unlimited number of shares authorized)	3,400,000

Net Asset Value Per Share	$42.17

Net Assets Consist of:
Capital paid in	$142,049,445
Distributable earnings	1,337,184
$143,386,629

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$497,532
Securities lending, net	4,912
Interest	1,222
503,666
Expenses:
Management fees	166,058

Net investment income (loss)	337,608

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (Note 4)	(765,246)
Change in net unrealized appreciation (depreciation) on investments	703,967

Net realized and unrealized gain (loss)	(61,279)

Net Increase (Decrease) in Net Assets Resulting from Operations	$276,329

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019(1)
Operations
Net investment income (loss)	$337,608	$64,742
Net realized gain (loss)	(765,246)	(415,519)
Change in net unrealized appreciation (depreciation)	703,967	1,681,235
Net increase (decrease) in net assets resulting from operations	276,329	1,330,458

Distributions to Shareholders
From earnings	(221,118)	(48,485)

Capital Share Transactions
Proceeds from shares sold	152,391,075	20,682,293
Payments for shares redeemed	(31,023,923)	—
Net increase (decrease) in net assets from capital share transactions	121,367,152	20,682,293

Net increase (decrease) in net assets	121,422,363	21,964,266

Net Assets
Beginning of period	21,964,266	—
End of period	$143,386,629	$21,964,266

Transactions in Shares of the Fund
Sold	3,600,000	525,000
Redeemed	(725,000)	—
Net increase (decrease) in shares of the fund	2,875,000	525,000

(1)	September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

14

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century STOXX® U.S. Quality Growth ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Growth Index. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 10, 2018.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

16

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$200,963	—	—	—	$200,963
Gross amount of recognized liabilities for securities lending transactions					$200,963

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 74% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.29%.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $133,954,239 and $133,629,672, respectively.

Securities received or delivered in-kind through subscriptions and redemptions for the period ended February 29, 2020 were $151,078,768 and $30,376,427, respectively. The fund incurred net realized gains of $3,247,349 from in-kind transactions. Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 25,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund seeks to track an index. If the fund's index has high portfolio turnover, the fund may also have high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is not actively managed and does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund generally will not buy or sell securities unless they are added or removed from the index, even if the security is underperforming.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$141,613,306
Gross tax appreciation of investments	$5,013,318
Gross tax depreciation of investments	(2,885,393)
Net tax appreciation (depreciation) of investments	$2,127,925

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2019, the fund had accumulated short-term capital losses of $(383,089), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$41.84	0.13	0.29	0.42	(0.09)	$42.17	1.00%	0.29%(5)	0.59%(5)	119%	$143,387
2019(6)	$40.15	0.18	1.64	1.82	(0.13)	$41.84	4.57%	0.29%(5)	0.48%(5)	191%	$21,964

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 29, 2020 (unaudited).

(5)	Annualized.

(6)	September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund's Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov.

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95468 2004

Semiannual Report

February 29, 2020

American Century® STOXX® U.S. Quality Value ETF (VALQ)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

The iSTOXX American Century USA Quality Value Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. American Century STOXX U.S. Quality Value ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the iSTOXX American Century USA Quality Value Index or its data.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, americancenturyetfs.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
AT&T, Inc.	2.7%
Host Hotels & Resorts, Inc.	2.1%
HP, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Apple, Inc.	1.5%
International Business Machines Corp.	1.4%
Seagate Technology plc	1.3%
Pfizer, Inc.	1.3%
Intel Corp.	1.3%
Gilead Sciences, Inc.	1.3%

Top Five Industries	% of net assets
Equity Real Estate Investment Trusts (REITs)	9.4%
Electric Utilities	6.7%
Technology Hardware, Storage and Peripherals	6.0%
Health Care Providers and Services	5.1%
Diversified Telecommunication Services	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$986.90	$1.43	0.29%
Hypothetical	$1,000	$1,023.42	$1.46	0.29%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.0%
Arconic, Inc.	6,516	$191,245
General Dynamics Corp.	1,167	186,358
Huntington Ingalls Industries, Inc.	918	188,677
L3Harris Technologies, Inc.	984	194,566
Lockheed Martin Corp.	514	190,113
Northrop Grumman Corp.	600	197,304
Raytheon Co.	1,062	200,251
Spirit AeroSystems Holdings, Inc., Class A	4,835	255,481
Textron, Inc.	18,787	762,752
		2,366,747
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	2,987	205,804
Airlines — 1.9%
Alaska Air Group, Inc.	3,420	172,573
Delta Air Lines, Inc.	3,974	183,321
JetBlue Airways Corp.(1)	33,356	526,358
Southwest Airlines Co.	13,798	637,329
United Airlines Holdings, Inc.(1)	13,285	818,223
		2,337,804
Auto Components — 0.3%
BorgWarner, Inc.	6,700	211,720
Lear Corp.	1,913	212,726
		424,446
Banks — 1.4%
Citigroup, Inc.	2,971	188,540
Popular, Inc.	4,087	196,094
Regions Financial Corp.	70,960	959,379
Umpqua Holdings Corp.	26,843	413,114
		1,757,127
Beverages — 0.3%
Coca-Cola Co. (The)	3,674	196,522
PepsiCo, Inc.	1,511	199,498
		396,020
Biotechnology — 3.8%
AbbVie, Inc.	16,894	1,447,985
Alexion Pharmaceuticals, Inc.(1)	2,176	204,609
Amgen, Inc.	989	197,533
Biogen, Inc.(1)	3,305	1,019,229
Gilead Sciences, Inc.	22,055	1,529,735
Regeneron Pharmaceuticals, Inc.(1)	507	225,397
		4,624,488

5

	Shares	Value
Building Products — 0.5%
Owens Corning	11,776	$665,226
Capital Markets — 1.4%
Affiliated Managers Group, Inc.	2,527	190,081
Apollo Global Management, Inc.	10,332	430,431
Janus Henderson Group plc	8,626	182,871
Lazard Ltd., Class A	11,831	423,787
Morgan Stanley	4,754	214,073
State Street Corp.	3,867	263,381
		1,704,624
Chemicals — 2.0%
CF Industries Holdings, Inc.	17,502	645,124
Eastman Chemical Co.	9,566	588,404
Huntsman Corp.	19,020	360,239
LyondellBasell Industries NV, Class A	11,602	829,079
		2,422,846
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	2,178	196,586
Waste Management, Inc.	1,738	192,588
		389,174
Communications Equipment — 2.0%
Ciena Corp.(1)	10,109	388,691
Cisco Systems, Inc.	18,298	730,639
F5 Networks, Inc.(1)	1,654	198,397
Juniper Networks, Inc.	39,144	830,636
Lumentum Holdings, Inc.(1)	3,223	250,814
		2,399,177
Construction and Engineering — 0.3%
EMCOR Group, Inc.	2,555	196,531
Quanta Services, Inc.	5,465	208,380
		404,911
Consumer Finance — 0.2%
American Express Co.	1,681	184,792
Containers and Packaging — 0.6%
Packaging Corp. of America	3,415	309,467
Sealed Air Corp.	6,353	192,559
Sonoco Products Co.	3,955	190,671
		692,697
Distributors — 0.2%
Genuine Parts Co.	1,212	105,735
LKQ Corp.(1)	6,665	197,151
		302,886
Diversified Consumer Services — 0.3%
H&R Block, Inc.	20,285	419,291
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	989	204,070
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	93,224	3,283,349

6

	Shares	Value
Verizon Communications, Inc.	27,726	$1,501,640
		4,784,989
Electric Utilities — 6.7%
Alliant Energy Corp.	2,648	138,014
American Electric Power Co., Inc.	16,072	1,434,587
Duke Energy Corp.	1,134	103,988
Entergy Corp.	1,661	194,187
Exelon Corp.	33,149	1,429,053
FirstEnergy Corp.	4,256	189,520
IDACORP, Inc.	1,111	107,367
NextEra Energy, Inc.	506	127,897
NRG Energy, Inc.	8,692	288,661
Portland General Electric Co.	17,240	938,028
PPL Corp.	45,781	1,373,888
Southern Co. (The)	23,714	1,431,377
Xcel Energy, Inc.	5,291	329,735
		8,086,302
Electrical Equipment — 0.6%
Acuity Brands, Inc.	3,820	392,925
Eaton Corp. plc	2,120	192,326
nVent Electric plc	4,766	114,432
		699,683
Electronic Equipment, Instruments and Components — 1.0%
Avnet, Inc.	6,347	194,726
Jabil, Inc.	12,075	387,004
TE Connectivity Ltd.	2,446	202,700
Tech Data Corp.(1)	2,992	426,031
		1,210,461
Entertainment — 0.5%
Cinemark Holdings, Inc.	23,688	614,941
Equity Real Estate Investment Trusts (REITs) — 9.4%
Apple Hospitality REIT, Inc.	14,881	194,495
CubeSmart	14,430	436,796
Gaming and Leisure Properties, Inc.	23,796	1,062,967
Highwoods Properties, Inc.	4,209	188,900
Host Hotels & Resorts, Inc.	175,542	2,541,848
Lamar Advertising Co., Class A	13,484	1,129,150
Life Storage, Inc.	2,901	313,047
National Retail Properties, Inc.	15,619	794,226
Park Hotels & Resorts, Inc.	38,565	704,197
Public Storage	951	198,873
Ryman Hospitality Properties, Inc.	5,657	393,218
Simon Property Group, Inc.	11,421	1,405,697
Spirit Realty Capital, Inc.	12,988	590,954
Weingarten Realty Investors	22,706	611,473
Welltower, Inc.	2,487	186,077
WP Carey, Inc.	7,686	594,973
		11,346,891

7

	Shares	Value
Food and Staples Retailing — 2.5%
Kroger Co. (The)	42,712	$1,201,488
US Foods Holding Corp.(1)	5,544	186,500
Walgreens Boots Alliance, Inc.	30,764	1,407,761
Walmart, Inc.	1,853	199,531
		2,995,280
Food Products — 2.2%
Archer-Daniels-Midland Co.	5,032	189,455
Conagra Brands, Inc.	29,488	787,035
Flowers Foods, Inc.	26,758	576,100
General Mills, Inc.	6,187	303,163
Hershey Co. (The)	730	105,112
Ingredion, Inc.	2,534	211,082
J.M. Smucker Co. (The)	3,019	310,927
Kellogg Co.	3,341	202,030
		2,684,904
Gas Utilities — 0.5%
National Fuel Gas Co.	16,216	593,668
Health Care Equipment and Supplies — 0.2%
Medtronic plc	1,935	194,797
Health Care Providers and Services — 5.1%
AmerisourceBergen Corp.	2,317	195,369
Anthem, Inc.	3,537	909,327
Cigna Corp.(1)	5,276	965,192
DaVita, Inc.(1)	10,402	807,403
HCA Healthcare, Inc.	1,539	195,468
Humana, Inc.	2,966	948,171
Laboratory Corp. of America Holdings(1)	1,149	201,868
McKesson Corp.	7,809	1,092,167
Molina Healthcare, Inc.(1)	1,559	191,056
Quest Diagnostics, Inc.	1,918	203,423
UnitedHealth Group, Inc.	971	247,566
Universal Health Services, Inc., Class B	1,526	188,827
		6,145,837
Health Care Technology — 0.2%
Cerner Corp.	2,937	203,446
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	5,707	190,956
Darden Restaurants, Inc.	1,024	99,840
McDonald's Corp.	609	118,249
Norwegian Cruise Line Holdings Ltd.(1)	5,061	188,573
Wyndham Destinations, Inc.	4,753	189,645
		787,263
Household Durables — 2.8%
Garmin Ltd.	9,135	807,443
PulteGroup, Inc.	29,084	1,169,177
Whirlpool Corp.	10,949	1,399,939
		3,376,559

8

	Shares	Value
Household Products — 2.7%
Clorox Co. (The)	2,630	$419,274
Colgate-Palmolive Co.	1,754	118,518
Kimberly-Clark Corp.	9,619	1,261,917
Procter & Gamble Co. (The)	13,018	1,474,028
		3,273,737
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	10,641	178,024
Industrial Conglomerates — 1.4%
3M Co.	9,019	1,345,995
Carlisle Cos., Inc.	1,355	196,868
Honeywell International, Inc.	1,229	199,307
		1,742,170
Insurance — 2.6%
Aflac, Inc.	4,377	187,554
Allstate Corp. (The)	1,788	188,187
Everest Re Group Ltd.	761	188,637
Fidelity National Financial, Inc.	3,241	125,621
Hartford Financial Services Group, Inc. (The)	3,808	190,210
MetLife, Inc.	13,242	565,698
Principal Financial Group, Inc.	22,109	981,418
Travelers Cos., Inc. (The)	1,607	192,535
Unum Group	23,431	546,177
		3,166,037
Interactive Media and Services — 1.9%
Alphabet, Inc., Class C(1)	1,516	2,030,424
Facebook, Inc., Class A(1)	1,355	260,797
		2,291,221
Internet and Direct Marketing Retail — 0.2%
Expedia Group, Inc.	1,919	189,252
IT Services — 3.8%
Akamai Technologies, Inc.(1)	2,219	191,966
Amdocs Ltd.	3,058	194,947
CACI International, Inc., Class A(1)	809	198,221
Cognizant Technology Solutions Corp., Class A	17,253	1,051,225
International Business Machines Corp.	13,244	1,723,707
Leidos Holdings, Inc.	2,461	252,622
MAXIMUS, Inc.	3,101	195,425
Science Applications International Corp.	2,340	187,504
Western Union Co. (The)	27,725	620,763
		4,616,380
Leisure Products — 0.2%
Polaris, Inc.	2,491	205,582
Machinery — 0.6%
AGCO Corp.	3,192	192,893
Caterpillar, Inc.	1,630	202,511
Cummins, Inc.	1,324	200,308

9

	Shares	Value
Oshkosh Corp.	2,668	$192,496
		788,208
Media — 2.8%
Comcast Corp., Class A	10,702	432,682
DISH Network Corp., Class A(1)	17,298	579,829
Fox Corp., Class A	6,212	190,957
Interpublic Group of Cos., Inc. (The)	38,049	812,727
Liberty Global plc, Class C(1)	10,922	203,040
News Corp., Class A	15,833	191,183
Omnicom Group, Inc.	14,329	992,713
		3,403,131
Metals and Mining — 0.6%
Reliance Steel & Aluminum Co.	1,981	202,636
Steel Dynamics, Inc.	19,130	509,432
		712,068
Multi-Utilities — 1.3%
Ameren Corp.	4,120	325,480
Consolidated Edison, Inc.	12,279	967,831
DTE Energy Co.	991	110,665
MDU Resources Group, Inc.	7,318	202,928
		1,606,904
Multiline Retail — 1.9%
Kohl's Corp.	9,992	391,187
Macy's, Inc.	27,894	369,038
Nordstrom, Inc.(2)	11,059	383,747
Target Corp.	11,363	1,170,389
		2,314,361
Oil, Gas and Consumable Fuels — 3.1%
Chevron Corp.	15,355	1,433,236
Exxon Mobil Corp.	3,823	196,655
HollyFrontier Corp.	17,050	574,244
Phillips 66	2,489	186,326
Valero Energy Corp.	20,476	1,356,535
		3,746,996
Pharmaceuticals — 3.7%
Allergan plc	5,376	1,025,042
Bristol-Myers Squibb Co.	4,064	240,020
Johnson & Johnson	8,616	1,158,680
Merck & Co., Inc.	4,076	312,059
Perrigo Co. plc	4,186	212,188
Pfizer, Inc.	46,375	1,549,852
		4,497,841
Professional Services — 0.6%
ManpowerGroup, Inc.	7,239	549,730
Robert Half International, Inc.	3,802	191,659
		741,389
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	1,397	206,435

10

	Shares	Value
Road and Rail — 0.5%
CSX Corp.	2,760	$194,442
Norfolk Southern Corp.	1,061	193,473
Union Pacific Corp.	1,219	194,809
		582,724
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	3,528	205,047
Intel Corp.	27,912	1,549,674
Lam Research Corp.	717	210,389
Maxim Integrated Products, Inc.	2,177	121,085
Micron Technology, Inc.(1)	23,503	1,235,318
Qorvo, Inc.(1)	8,695	874,543
QUALCOMM, Inc.	1,393	109,072
		4,305,128
Software — 2.4%
Check Point Software Technologies Ltd.(1)	1,930	200,334
Microsoft Corp.	1,519	246,093
NortonLifeLock, Inc.	54,087	1,029,276
Nuance Communications, Inc.(1)	9,445	204,201
Oracle Corp. (New York)	24,264	1,200,097
		2,880,001
Specialty Retail — 1.0%
Aaron's, Inc.	4,979	195,824
Best Buy Co., Inc.	3,002	227,101
Foot Locker, Inc.	11,438	414,628
L Brands, Inc.	18,223	394,710
		1,232,263
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	6,504	1,777,933
Hewlett Packard Enterprise Co.	50,779	649,463
HP, Inc.	110,254	2,292,181
NetApp, Inc.	4,301	200,943
Seagate Technology plc	33,858	1,623,491
Xerox Holdings Corp.(1)	21,873	704,311
		7,248,322
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	14,905	384,847
Hanesbrands, Inc.	15,304	202,625
PVH Corp.	6,627	491,127
Ralph Lauren Corp.	3,932	414,866
Skechers U.S.A., Inc., Class A(1)	6,312	208,801
Tapestry, Inc.	8,434	197,777
		1,900,043
Thrifts and Mortgage Finance — 0.3%
MGIC Investment Corp.	16,499	198,483
Radian Group, Inc.	9,201	195,429
		393,912

11

	Shares	Value
Tobacco — 1.1%
Philip Morris International, Inc.	16,078	$1,316,306
Trading Companies and Distributors — 1.1%
HD Supply Holdings, Inc.(1)	5,116	194,510
W.W. Grainger, Inc.	728	202,049
Watsco, Inc.	5,605	879,873
		1,276,432
TOTAL COMMON STOCKS (Cost $124,025,716)		120,442,018
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $280,137)	280,137	280,137
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $124,305,853)		120,722,155
OTHER ASSETS AND LIABILITIES — 0.4%		533,730
TOTAL NET ASSETS — 100.0%		$121,255,885

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $359,076. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate market value of the collateral held by the fund was $834,558, all of which is securities collateral.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $124,305,853) — including $359,076 of securities on loan	$120,722,155
Receivable for investments sold	32,916,053
Dividends and interest receivable	323,759
Securities lending receivable	20
153,961,987

Liabilities
Payable for investments purchased	32,674,845
Accrued management fees	31,257
32,706,102

Net Assets	$121,255,885

Shares outstanding (unlimited number of shares authorized)	3,175,001

Net Asset Value Per Share	$38.19

Net Assets Consist of:
Capital paid in	$129,512,882
Distributable earnings	(8,256,997)
$121,255,885

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $129)	$1,501,344
Interest	1,920
Securities lending, net	20
1,503,284

Expenses:
Management fees	149,499

Net investment income (loss)	1,353,785

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(3,796,731)
Change in net unrealized appreciation (depreciation) on investments	(4,703,613)

Net realized and unrealized gain (loss)	(8,500,344)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,146,559)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019
Operations
Net investment income (loss)	$1,353,785	$508,344
Net realized gain (loss)	(3,796,731)	(887,679)
Change in net unrealized appreciation (depreciation)	(4,703,613)	842,893
Net increase (decrease) in net assets resulting from operations	(7,146,559)	463,558

Distributions to Shareholders
From earnings	(1,022,528)	(379,921)

Capital Share Transactions
Proceeds from shares sold	99,034,075	25,969,935
Payments for shares redeemed	—	(2,953,425)
Net increase (decrease) in net assets from capital share transactions	99,034,075	23,016,510

Net increase (decrease) in net assets	90,864,988	23,100,147

Net Assets
Beginning of period	30,390,897	7,290,750
End of period	$121,255,885	$30,390,897

Transactions in Shares of the Fund
Sold	2,400,000	675,000
Redeemed	—	(75,000)
Net increase (decrease) in shares of the fund	2,400,000	600,000

See Notes to Financial Statements.

15

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century STOXX® U.S. Quality Value ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index. Shares of the fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

16

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 73% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary

17

expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.29%.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $102,344,562 and $102,288,135, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $98,615,592. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 25,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

18

The fund seeks to track an index. If the fund's index has high portfolio turnover, the fund may also have high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is not actively managed and does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund generally will not buy or sell securities unless they are added or removed from the index, even if the security is underperforming.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$124,506,030
Gross tax appreciation of investments	$2,693,389
Gross tax depreciation of investments	(6,477,264)
Net tax appreciation (depreciation) of investments	$(3,783,875)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2019, the fund had accumulated short-term capital losses of $(1,074,793) and accumulated long-term capital losses of $(110,601), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$39.21	0.56	(1.03)	(0.47)	(0.55)	$38.19	(1.31)%	0.29%(5)	2.63%(5)	101%	$121,256
2019	$41.66	1.15	(2.68)	(1.53)	(0.92)	$39.21	(3.60)%	0.29%	2.94%	190%	$30,391
2018(6)	$40.37	0.55	1.11	1.66	(0.37)	$41.66	4.16%	0.29%(5)	2.17%(5)	77%	$7,291

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 29, 2020 (unaudited).

(5)	Annualized.

(6)	January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund's Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95465 2004

Semiannual Report

February 29, 2020

American Century® Quality Diversified International ETF (QINT)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, americancenturyetfs.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Chugai Pharmaceutical Co. Ltd.	2.0%
Hermes International	1.8%
L'Oreal SA	1.7%
Partners Group Holding AG	1.6%
Astellas Pharma, Inc.	1.5%
Recruit Holdings Co. Ltd.	1.4%
Alibaba Group Holding Ltd. ADR	1.3%
Canadian Pacific Railway Ltd.	1.3%
Constellation Software, Inc.	1.2%
Singapore Exchange Ltd.	1.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Total Equity Exposure	99.7%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	1.4%
Other Assets and Liabilities	(1.2)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	19.5%
France	12.8%
United Kingdom	11.7%
Canada	7.0%
Switzerland	6.5%
Australia	5.4%
China	5.2%
Netherlands	4.0%
Germany	4.0%
Sweden	3.8%
Italy	3.2%
Singapore	2.7%
Denmark	2.2%
Taiwan	2.2%
Other Countries	9.5%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$1,014.70	$1.95	0.39%
Hypothetical	$1,000	$1,022.92	$1.96	0.39%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 5.4%
Aristocrat Leisure Ltd.	43,767	$929,763
ASX Ltd.	2,595	122,261
BHP Group Ltd.(1)	5,548	119,212
CIMIC Group Ltd.	4,232	65,622
Coca-Cola Amatil Ltd.	29,645	216,536
Cochlear Ltd.	940	124,013
Crown Resorts Ltd.	8,903	58,832
CSL Ltd.	915	179,661
Fortescue Metals Group Ltd.	158,790	1,025,207
Goodman Group	15,034	143,259
James Hardie Industries plc	7,324	131,830
Lendlease Group	5,953	66,721
Magellan Financial Group Ltd.	8,081	282,121
Medibank Pvt Ltd.	65,054	116,864
Newcrest Mining Ltd.	6,895	117,804
Oil Search Ltd.	28,506	99,046
Orica Ltd.	9,300	116,919
Qantas Airways Ltd.	62,977	223,471
Santos Ltd.	27,902	121,012
SEEK Ltd.	9,146	119,980
Sonic Healthcare Ltd.	13,413	246,061
South32 Ltd.	42,568	60,580
Wesfarmers Ltd.	2,782	71,886
Woolworths Group Ltd.	5,334	131,489
		4,890,150
Austria — 1.0%
OMV AG	5,089	214,217
Raiffeisen Bank International AG	6,603	136,721
Verbund AG	12,771	602,984
		953,922
Belgium — 1.1%
Ageas	1,296	60,273
Galapagos NV(2)	727	151,666
Proximus SADP	2,576	63,934
Solvay SA	2,281	207,360
Telenet Group Holding NV	10,806	413,911
UCB SA	960	88,542
		985,686
Canada — 7.0%
Air Canada(2)	21,456	547,449
Alimentation Couche-Tard, Inc., B Shares	4,384	133,119

5

	Shares	Value
CAE, Inc.	5,338	$142,800
Canadian Pacific Railway Ltd.	4,624	1,145,950
Canadian Tire Corp. Ltd., Class A	4,004	393,704
CGI, Inc.(2)	1,731	121,616
Constellation Software, Inc.	1,076	1,096,104
Dollarama, Inc.	3,961	116,438
Franco-Nevada Corp.	1,459	156,622
George Weston Ltd.	957	72,041
Great-West Lifeco, Inc.	3,293	77,446
Husky Energy, Inc.	21,369	101,723
iA Financial Corp., Inc.	3,223	153,401
Imperial Oil Ltd.	5,729	125,433
Intact Financial Corp.	1,517	164,419
Kirkland Lake Gold Ltd.	10,246	330,427
Manulife Financial Corp.	15,325	257,557
Open Text Corp.(1)	1,786	74,774
Quebecor, Inc., Class B	5,991	139,962
Sun Life Financial, Inc.	3,359	145,110
Suncor Energy, Inc.	4,601	126,786
Teck Resources Ltd., Class B	8,317	83,644
Thomson Reuters Corp.	2,052	152,423
Toronto-Dominion Bank (The)	2,489	128,015
Wheaton Precious Metals Corp.	5,894	167,597
WSP Global, Inc.	2,493	164,306
		6,318,866
China — 5.2%
Alibaba Group Holding Ltd. ADR(2)	5,760	1,198,080
Anhui Conch Cement Co. Ltd., H Shares	82,000	606,605
ANTA Sports Products Ltd.	68,000	553,343
CITIC Securities Co. Ltd., H Shares	67,000	144,916
Li Ning Co. Ltd.	236,500	628,041
Ping An Insurance Group Co. of China Ltd., H Shares	75,000	839,759
Tencent Holdings Ltd.	14,900	735,132
		4,705,876
Denmark — 2.2%
AP Moller - Maersk A/S, B Shares	102	103,682
Carlsberg A/S, B Shares	1,544	203,704
Coloplast A/S, B Shares	2,918	392,195
Genmab A/S(2)	761	170,819
GN Store Nord A/S	3,037	170,017
H Lundbeck A/S	2,024	69,681
Novo Nordisk A/S, B Shares	15,680	927,287
		2,037,385
Finland — 1.3%
Elisa Oyj	2,925	167,286
Kone Oyj, B Shares(1)	2,676	150,285
Metso Oyj	5,796	187,173

6

	Shares	Value
Neste Oyj	4,270	$167,798
Stora Enso Oyj, R Shares(1)	8,839	106,252
UPM-Kymmene Oyj	13,823	423,117
		1,201,911
France — 12.8%
Air Liquide SA	1,057	143,517
Amundi SA	14,350	1,034,962
Arkema SA	751	70,888
Bouygues SA	2,046	81,046
Capgemini SE	3,213	352,696
Cie de Saint-Gobain	5,808	205,632
CNP Assurances	31,166	488,181
Edenred	2,888	150,871
Eiffage SA	713	75,844
Engie SA	5,454	90,826
Euronext NV	9,491	788,401
Faurecia SE	1,465	66,679
Hermes International	2,297	1,617,235
ICADE	1,671	166,101
Ingenico Group SA	1,633	230,263
Kering SA	1,635	934,068
L'Oreal SA	5,803	1,552,915
Legrand SA	1,816	139,499
LVMH Moet Hennessy Louis Vuitton SE	338	138,757
Orange SA	4,702	63,478
Pernod Ricard SA	781	126,554
Peugeot SA	22,108	428,936
Publicis Groupe SA	7,061	271,775
Safran SA	877	121,230
Sanofi	10,459	962,467
Sartorius Stedim Biotech	904	171,620
Schneider Electric SE	2,303	233,560
Societe Generale SA	3,025	85,844
Sodexo SA	668	64,493
Suez	5,351	83,934
Teleperformance	734	178,295
TOTAL SA	1,481	63,144
Valeo SA	5,640	145,094
Vinci SA	714	72,265
Worldline SA(2)	2,214	170,414
		11,571,484
Germany — 4.0%
adidas AG	959	265,864
Allianz SE	325	69,857
Beiersdorf AG	1,228	128,389
Brenntag AG	4,139	183,919
Carl Zeiss Meditec AG	1,170	122,458

7

	Shares	Value
Covestro AG	4,968	$188,818
CTS Eventim AG & Co. KGaA	3,419	179,935
Deutsche Lufthansa AG	12,260	157,224
Deutsche Post AG	6,296	187,662
Deutsche Telekom AG	4,619	75,166
Evonik Industries AG	16,031	395,450
Fresenius Medical Care AG & Co. KGaA	2,517	192,845
GEA Group AG	2,612	68,804
Hannover Rueck SE	869	154,049
HeidelbergCement AG	2,969	175,716
KION Group AG	2,338	123,573
MTU Aero Engines AG	528	128,392
Muenchener Rueckversicherungs-Gesellschaft AG	827	209,829
Nemetschek SE	2,539	157,565
Porsche Automobil Holding SE Preference Shares	1,933	119,868
Schaeffler AG Preference Shares	10,306	91,180
Symrise AG	1,476	143,045
Telefonica Deutschland Holding AG	27,459	71,519
		3,591,127
Hong Kong — 0.1%
Hong Kong Exchanges & Clearing Ltd.	3,100	102,549
Ireland — 0.6%
AIB Group plc	27,680	65,690
Bank of Ireland Group plc	17,581	65,738
CRH plc	4,515	154,007
Kerry Group plc, A Shares	1,118	140,096
Ryanair Holdings plc ADR(2)	1,728	123,863
		549,394
Israel — 0.5%
Bank Hapoalim BM	9,625	74,582
Bank Leumi Le-Israel BM	10,701	68,943
Israel Chemicals Ltd.	16,550	60,138
Nice Ltd.(2)	959	156,103
Teva Pharmaceutical Industries Ltd.(2)	7,486	86,517
		446,283
Italy — 3.2%
DiaSorin SpA	1,074	121,754
Enel SpA	10,246	85,368
Eni SpA	44,367	546,505
EXOR NV	1,018	72,381
Ferrari NV	4,246	667,630
Fiat Chrysler Automobiles NV	14,287	177,716
Hera SpA	33,785	144,085
Leonardo SpA	6,665	68,122
Mediobanca Banca di Credito Finanziario SpA	6,952	63,026
Moncler SpA	12,989	505,122
Poste Italiane SpA	13,269	141,876

8

	Shares	Value
Recordati SpA	3,420	$146,254
Snam SpA	28,477	140,748
		2,880,587
Japan — 19.5%
Advantest Corp.	8,900	402,896
Ajinomoto Co., Inc.	4,800	80,962
Alps Alpine Co. Ltd.	3,500	53,781
Asahi Group Holdings Ltd.	1,700	65,230
Asahi Intecc Co. Ltd.	4,900	119,296
Asahi Kasei Corp.	7,000	58,055
Astellas Pharma, Inc.	85,500	1,340,670
Bandai Namco Holdings, Inc.	2,400	119,218
Brother Industries Ltd.	7,900	142,004
Canon, Inc.(1)	2,900	72,875
Chugai Pharmaceutical Co. Ltd.	16,500	1,784,844
Dai Nippon Printing Co. Ltd.(1)	3,000	73,068
Daiichi Sankyo Co. Ltd.	2,400	146,089
Fast Retailing Co. Ltd.(1)	200	98,552
FUJIFILM Holdings Corp.(1)	1,700	82,761
Fujitsu Ltd.	1,200	126,635
Hitachi High-Tech Corp.	1,200	89,198
Hitachi Ltd.	2,700	90,562
Hoya Corp.	11,200	992,585
ITOCHU Corp.	4,700	106,845
Itochu Techno-Solutions Corp.	5,400	151,823
Japan Airlines Co. Ltd.	2,600	64,376
Japan Tobacco, Inc.(1)	40,900	811,070
Kakaku.com, Inc.	6,000	128,189
Kansai Paint Co. Ltd.	5,700	124,095
Kao Corp.	1,100	80,050
KDDI Corp.	5,000	141,295
Keyence Corp.	400	129,044
Kirin Holdings Co. Ltd.	28,200	540,049
Kobayashi Pharmaceutical Co. Ltd.	1,900	137,796
Konami Holdings Corp.	1,800	65,171
Kyocera Corp.	1,200	75,207
Lawson, Inc.(1)	2,700	144,994
Lion Corp.	3,900	65,135
Marubeni Corp.	73,400	485,254
Mazda Motor Corp.	8,400	57,966
Medipal Holdings Corp.	3,700	67,374
MEIJI Holdings Co. Ltd.	1,200	71,446
MINEBEA MITSUMI, Inc.(1)	4,400	77,076
Mitsubishi Chemical Holdings Corp.	10,500	70,312
Mitsubishi Heavy Industries Ltd.	2,100	66,209
Mitsubishi UFJ Financial Group, Inc.	14,700	72,111
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,200	68,783

9

	Shares	Value
Mitsui Chemicals, Inc.	3,300	$71,004
MonotaRO Co. Ltd.	10,200	226,204
NEC Corp.	3,300	123,173
Nexon Co. Ltd.	10,500	166,375
Nihon M&A Center, Inc.	8,800	262,710
Nikon Corp.	5,700	58,266
Nippon Shinyaku Co. Ltd.	1,700	125,781
Nippon Telegraph & Telephone Corp.	9,300	217,567
Nissan Chemical Corp.	3,600	151,232
Nitto Denko Corp.	1,600	79,774
Nomura Research Institute Ltd.(1)	6,900	153,212
NTT Data Corp.	7,100	86,062
NTT DOCOMO, Inc.	5,700	154,043
Obayashi Corp.	7,700	77,325
Obic Co. Ltd.	1,400	172,068
Ono Pharmaceutical Co. Ltd.	6,400	130,581
Oracle Corp. (Tokyo)	1,600	124,781
ORIX Corp.	4,800	76,602
Otsuka Corp.	2,200	94,889
Otsuka Holdings Co. Ltd.	2,200	82,857
Panasonic Corp.	8,200	77,955
PeptiDream, Inc.(2)	5,300	210,408
Pigeon Corp.(1)	3,800	128,073
Pola Orbis Holdings, Inc.	12,200	232,463
Recruit Holdings Co. Ltd.	35,700	1,239,586
Ricoh Co. Ltd.	7,600	70,398
Santen Pharmaceutical Co. Ltd.	7,800	125,183
SCSK Corp.	1,500	79,226
Seiko Epson Corp.	5,200	73,302
Sekisui Chemical Co. Ltd.	4,500	68,129
Sekisui House Ltd.(1)	14,600	285,799
Shimizu Corp.	8,200	74,324
Shin-Etsu Chemical Co. Ltd.	1,400	156,574
Shionogi & Co. Ltd.	4,300	232,086
Sony Corp.	1,300	80,444
Sony Financial Holdings, Inc.	6,200	123,415
Subaru Corp.(1)	2,900	70,084
Sumitomo Dainippon Pharma Co., Ltd.	4,300	61,933
Sumitomo Metal Mining Co. Ltd.	4,800	118,702
Sumitomo Mitsui Financial Group, Inc.	2,200	70,711
Sumitomo Mitsui Trust Holdings, Inc.	2,100	71,631
Suntory Beverage & Food Ltd.	1,900	72,216
TDK Corp.	800	76,873
TIS, Inc.	1,400	83,035
Toho Co. Ltd.(1)	3,600	110,628
Tokyo Electron Ltd.	2,200	452,187
Trend Micro, Inc.	1,500	74,384
10

	Shares	Value
Unicharm Corp.	4,500	$146,005
West Japan Railway Co.	900	63,476
Yamaha Motor Co. Ltd.	3,700	58,836
Z Holdings Corp.	103,800	375,234
ZOZO, Inc.	9,400	131,685
		17,670,442
Netherlands — 4.0%
Akzo Nobel NV	1,503	120,065
ASM International NV	2,579	300,904
ASML Holding NV	3,560	981,075
Heineken Holding NV	812	71,414
ING Groep NV	10,037	95,571
Koninklijke Ahold Delhaize NV	13,084	305,543
Koninklijke DSM NV	1,119	126,087
Koninklijke KPN NV	46,533	113,130
Koninklijke Philips NV	15,311	654,865
NN Group NV	16,190	551,509
Randstad NV	1,501	77,500
Wolters Kluwer NV	3,606	263,710
		3,661,373
New Zealand — 1.0%
a2 Milk Co. Ltd.(2)	28,027	281,359
Fisher & Paykel Healthcare Corp. Ltd.	39,157	616,418
		897,777
Norway — 0.8%
DNB ASA	4,629	76,917
Equinor ASA	4,221	64,468
Orkla ASA	24,533	204,749
Telenor ASA	20,910	338,270
		684,404
Portugal — 0.4%
EDP - Energias de Portugal SA	20,875	96,985
Galp Energia SGPS SA	8,806	120,276
Jeronimo Martins SGPS SA	8,977	157,584
		374,845
Singapore — 2.7%
CapitaLand Mall Trust	334,200	546,855
DBS Group Holdings Ltd.	4,300	74,938
Genting Singapore Ltd.	115,100	67,838
Jardine Cycle & Carriage Ltd.	3,500	67,310
Singapore Exchange Ltd.	177,500	1,089,224
Singapore Technologies Engineering Ltd.	25,800	77,844
UOL Group Ltd.	91,900	490,690
		2,414,699
South Korea — 0.9%
Samsung Electronics Co. Ltd.	15,301	692,218
Samsung Securities Co. Ltd.	4,892	134,474
		826,692

11

	Shares	Value
Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	8,353	$250,358
Aena SME SA	1,899	304,155
Banco Bilbao Vizcaya Argentaria SA	14,746	70,893
Enagas SA	6,127	158,010
Iberdrola SA	14,855	169,178
Industria de Diseno Textil SA	4,605	142,610
Repsol SA	36,774	415,395
Telefonica SA	10,142	59,745
		1,570,344
Sweden — 3.8%
Atlas Copco AB, A Shares	24,836	883,547
Boliden AB	8,465	177,700
Electrolux AB, Series B	3,037	60,656
Hennes & Mauritz AB, B Shares	4,044	72,508
ICA Gruppen AB	3,301	122,316
Investor AB, B Shares	1,502	74,432
Kinnevik AB, B Shares	20,449	414,069
Lundin Petroleum AB	14,018	396,167
Sandvik AB	12,223	201,463
SKF AB, B Shares	12,256	214,683
Swedish Match AB	8,707	505,163
Swedish Orphan Biovitrum AB(2)	7,993	136,188
Volvo AB, B Shares	11,092	171,612
		3,430,504
Switzerland — 6.5%
ABB Ltd.	3,551	76,493
Adecco Group AG	1,488	80,151
Barry Callebaut AG	72	148,483
Chocoladefabriken Lindt & Spruengli AG	20	155,942
EMS-Chemie Holding AG	1,652	971,232
Geberit AG	494	246,906
Givaudan SA	50	155,380
Kuehne + Nagel International AG	881	128,694
LafargeHolcim Ltd.(2)	1,506	70,055
Logitech International SA	3,277	127,965
Nestle SA	1,379	142,409
Novartis AG	2,414	201,994
Partners Group Holding AG	1,699	1,480,380
Roche Holding AG	1,909	620,203
Schindler Holding AG	599	129,467
Sika AG	939	167,220
Sonova Holding AG	627	149,664
Straumann Holding AG	173	161,983
Swatch Group AG (The)	278	64,231
Swiss Life Holding AG	289	132,383
Swiss Re AG	734	69,861

12

	Shares	Value
Swisscom AG	278	$147,832
Temenos AG(2)	945	135,570
UBS Group AG(2)	6,639	73,295
Zurich Insurance Group AG	198	76,805
		5,914,598
Taiwan — 2.2%
Advantech Co. Ltd.	74,000	702,482
Chailease Holding Co. Ltd.	24,000	88,434
CTBC Financial Holding Co. Ltd.	499,000	369,361
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	676,715
Yuanta Financial Holding Co. Ltd.	289,000	180,691
		2,017,683
United Kingdom — 11.7%
Anglo American plc	10,063	232,957
Antofagasta plc	19,640	191,030
Associated British Foods plc	6,988	202,841
Auto Trader Group plc	37,208	250,133
BAE Systems plc	10,563	83,413
Barratt Developments plc	46,762	457,632
Bellway plc	1,801	86,530
Berkeley Group Holdings plc	4,098	251,085
BP plc	12,524	64,627
Burberry Group plc	5,271	114,715
Centrica plc	147,005	137,396
Coca-Cola HBC AG	6,667	211,555
Compass Group plc	26,897	588,306
Diageo plc	3,505	123,661
Direct Line Insurance Group plc	20,338	80,307
Evraz plc	59,079	255,311
Experian plc	4,399	146,664
Ferguson plc	895	77,881
GlaxoSmithKline plc	20,329	408,110
Glencore plc(2)	24,695	62,948
Halma plc	39,488	981,062
Hargreaves Lansdown plc	23,914	477,139
InterContinental Hotels Group plc	2,214	121,434
International Consolidated Airlines Group SA	59,057	368,013
Intertek Group plc	2,041	138,805
ITV plc	52,871	79,559
Land Securities Group plc	43,569	467,299
London Stock Exchange Group plc	1,615	157,373
Meggitt plc	11,552	80,681
Mondi plc	3,607	72,728
Next plc	3,081	242,627
Pearson plc	26,909	192,641
Persimmon plc	11,910	435,797
RELX plc	5,920	142,619

13

	Shares	Value
Rentokil Initial plc	24,720	$154,057
Rightmove plc	123,843	986,912
Rio Tinto plc	4,118	192,278
Royal Dutch Shell plc, A Shares	2,712	59,124
Sage Group plc (The)	7,971	70,731
Smith & Nephew plc	3,473	77,470
Spirax-Sarco Engineering plc	1,244	134,919
Standard Life Aberdeen plc	35,016	125,361
Taylor Wimpey plc	142,041	371,355
Travis Perkins plc	7,687	144,969
WM Morrison Supermarkets plc	150,533	332,470
		10,634,525
United States — 0.1%
Perrigo Co. plc	2,055	100,596
TOTAL COMMON STOCKS (Cost $94,034,519)		90,433,702
RIGHTS†
Spain†
ACS Actividades de Construccion y Servicios SA(1)(2) (Cost $4,059)	8,353	3,654
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $148,959)	148,959	148,959
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,242,380)	1,242,380	1,242,380
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $95,429,917)		91,828,695
OTHER ASSETS AND LIABILITIES — (1.2)%		(1,118,224)
TOTAL NET ASSETS — 100.0%		$90,710,471

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	14.9%
Health Care	14.1%
Industrials	14.0%
Financials	13.9%
Information Technology	11.2%
Materials	9.9%
Consumer Staples	8.7%
Communication Services	6.2%
Energy	2.8%
Real Estate	2.1%
Utilities	1.9%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

14

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,633,289. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,718,794, which includes securities collateral of $476,414.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $94,187,537) — including $1,633,289 of securities on loan	$90,586,315
Investment made with cash collateral received for securities on loan, at value (cost of $1,242,380)	1,242,380
Total investment securities, at value (cost of $95,429,917)	91,828,695
Foreign currency holdings, at value (cost of $6,941)	6,928
Dividends and interest receivable	147,421
Securities lending receivable	485
91,983,529

Liabilities
Payable for collateral received for securities on loan	1,242,380
Accrued management fees	30,678
1,273,058

Net Assets	$90,710,471

Shares outstanding (unlimited number of shares authorized)	2,400,000

Net Asset Value Per Share	$37.80

Net Assets Consist of:
Capital paid in	$93,608,033
Distributable earnings	(2,897,562)
$90,710,471

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $44,938)	$555,078
Interest	1,884
Securities lending, net	561
557,523

Expenses:
Management fees	149,315
Other expenses	193
149,508

Net investment income (loss)	408,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	1,712,324
Foreign currency translation transactions	(7,081)
1,705,243

Change in net unrealized appreciation (depreciation) on:
Investments	(3,933,714)
Translation of assets and liabilities in foreign currencies	663
(3,933,051)

Net realized and unrealized gain (loss)	(2,227,808)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,819,793)

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019(1)
Operations
Net investment income (loss)	$408,015	$362,298
Net realized gain (loss)	1,705,243	(940,976)
Change in net unrealized appreciation (depreciation)	(3,933,051)	332,604
Net increase (decrease) in net assets resulting from operations	(1,819,793)	(246,074)

Distributions to Shareholders
From earnings	(533,205)	(298,490)

Capital Share Transactions
Proceeds from shares sold	80,713,928	19,263,880
Payments for shares redeemed	(6,369,775)	—
Net increase (decrease) in net assets from capital share transactions	74,344,153	19,263,880

Net increase (decrease) in net assets	71,991,155	18,719,316

Net Assets
Beginning of period	18,719,316	—
End of period	$90,710,471	$18,719,316

Transactions in Shares of the Fund
Sold	2,050,000	500,000
Redeemed	(150,000)	—
Net increase (decrease) in shares of the fund	1,900,000	500,000

(1)	September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

18

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Quality Diversified International ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Alpha Vee American Century Diversified International Equity Index. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 10, 2018.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

19

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

20

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,239,492	—	—	—	$1,239,492
Rights	2,888	—	—	—	2,888
Total Borrowings	$1,242,380	—	—	—	$1,242,380
Gross amount of recognized liabilities for securities lending transactions					$1,242,380

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 72% of the shares of the fund. ACIM owns 5% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.39%.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $59,020,971 and $50,923,069, respectively.

Securities received or delivered in-kind through subscriptions and redemptions for the period ended February 29, 2020 were $71,498,229 and $5,558,104, respectively. The fund incurred net realized gains of $1,084,556 from in-kind transactions. Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

21

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,321,943	$89,111,759	—
Rights	—	3,654	—
Temporary Cash Investments	148,959	—	—
Temporary Cash Investments - Securities Lending Collateral	1,242,380	—	—
	$2,713,282	$89,115,413	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund seeks to track an index. If the fund's index has high portfolio turnover, the fund may also have high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is not actively managed and does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the fund generally will not buy or sell securities unless they are added or removed from the index, even if the security is underperforming.

22

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$95,644,603
Gross tax appreciation of investments	$3,004,630
Gross tax depreciation of investments	(6,820,538)
Net tax appreciation (depreciation) of investments	$(3,815,908)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2019, the fund had accumulated short-term capital losses of $(892,213), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

23

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$37.44	0.22	0.35	0.57	(0.21)	$37.80	1.47%	0.39%(5)	1.07%(5)	68%	$90,710
2019(6)	$39.85	0.98	(2.69)	(1.71)	(0.70)	$37.44	(4.32)%	0.39%(5)	2.67%(5)	119%	$18,719

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	Six months ended February 29, 2020 (unaudited).

(5)	Annualized.

(6)	September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund's Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95469 2004

Semiannual Report

February 29, 2020

Avantis™ Emerging Markets Equity ETF (AVEM)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.3%
Samsung Electronics Co. Ltd. GDR	3.1%
Tencent Holdings Ltd.	3.0%
Alibaba Group Holding Ltd. ADR	2.0%
China Construction Bank Corp., H Shares	1.5%
Infosys Ltd. ADR	1.2%
Ping An Insurance Group Co. of China Ltd. ADR	1.2%
SK Hynix, Inc.	1.1%
Reliance Industries Ltd. GDR	1.0%
Industrial & Commercial Bank of China Ltd., H Shares	0.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Rights	—*
Warrants	—*
Total Equity Exposure	98.8%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	1.3%
Other Assets and Liabilities	(0.2)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	31.5%
Taiwan	13.7%
South Korea	12.9%
India	9.0%
Brazil	8.1%
South Africa	5.1%
Russia	3.6%
Mexico	2.9%
Thailand	2.8%
Malaysia	2.1%
Indonesia	2.1%
Other Countries	5.0%
Cash and Equivalents*	1.2%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$973.40(2)	$1.48(3)	0.33%
Hypothetical	$1,000	$1,023.22(4)	$1.66(4)	0.33%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from September 17, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 166, the number of days in the period from September 17, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Brazil — 8.1%
AES Tiete Energia SA	13,500	$45,283
Aliansce Sonae Shopping Centers SA	1,200	12,212
Alliar Medicos A Frente SA	300	1,259
Alpargatas SA Preference Shares	3,700	25,781
Alupar Investimento SA	1,800	11,230
Ambev SA ADR	41,333	132,679
Arezzo Industria e Comercio SA	200	2,688
Atacadao SA	7,500	34,147
Azul SA ADR(1)	1,026	30,267
B2W Cia Digital(1)	1,000	13,920
B3 SA - Brasil Bolsa Balcao	14,500	152,720
Banco ABC Brasil SA Preference Shares	3,000	13,276
Banco Bradesco SA	12,600	77,484
Banco Bradesco SA ADR	45,919	311,331
Banco BTG Pactual SA	3,100	46,238
Banco do Brasil SA ADR(2)	14,165	149,441
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	6,300	25,217
Banco Inter SA Preference Shares	300	1,010
Banco Santander Brasil SA ADR	4,698	40,920
BB Seguridade Participacoes SA	13,600	96,406
BK Brasil Operacao e Assessoria a Restaurantes SA	300	981
BR Malls Participacoes SA	27,500	100,237
BR Properties SA(1)	6,100	18,429
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,500	6,172
Braskem SA ADR(2)	1,662	20,110
BRF SA ADR(1)	21,342	128,479
Camil Alimentos SA	3,000	5,602
CCR SA	37,500	135,597
Centrais Eletricas Brasileiras SA ADR(2)	2,976	23,004
Centrais Eletricas Brasileiras SA, Class B Preference Shares	3,000	23,943
Cia Brasileira de Distribuicao ADR	2,196	35,685
Cia de Locacao das Americas	18,400	85,995
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,401	109,465
Cia de Saneamento de Minas Gerais-COPASA	2,200	29,651
Cia de Saneamento do Parana	1,400	31,166
Cia de Saneamento do Parana Preference Shares	12,900	57,261
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,200	10,577
Cia Energetica de Minas Gerais ADR	7,974	24,161
Cia Energetica de Sao Paulo, Class B Preference Shares	8,100	58,723
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	1,500	5,940
Cia Hering	3,000	15,094

5

	Shares	Value
Cia Paranaense de Energia ADR	3,832	$60,776
Cia Siderurgica Nacional SA ADR(2)	19,940	49,052
Cielo SA	12,800	19,435
Cogna Educacao	6,100	13,532
Construtora Tenda SA	3,500	27,159
Cosan Logistica SA(1)	8,500	34,024
CVC Brasil Operadora e Agencia de Viagens SA	1,100	6,356
Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,800	63,881
Direcional Engenharia SA	5,900	19,645
Duratex SA	8,000	30,197
EcoRodovias Infraestrutura e Logistica SA(1)	12,700	43,991
EDP - Energias do Brasil SA	6,400	28,766
Embraer SA ADR(1)	9,606	146,395
Enauta Participacoes SA	3,000	8,795
Energisa SA	3,000	35,555
Eneva SA(1)	5,900	55,294
Engie Brasil Energia SA	6,200	66,050
Equatorial Energia SA	12,100	65,642
Even Construtora e Incorporadora SA(1)	6,100	19,615
Ez Tec Empreendimentos e Participacoes SA	200	2,065
Fleury SA	3,500	22,987
Fras-Le SA	6,200	8,180
Gerdau SA ADR(2)	16,380	61,261
Gol Linhas Aereas Inteligentes SA ADR(2)	636	7,206
Grendene SA	6,800	14,537
Grupo SBF SA(1)	4,400	42,899
Guararapes Confeccoes SA	4,400	26,654
Helbor Empreendimentos SA(1)	25,200	19,216
Hypera SA	3,800	29,155
Iguatemi Empresa de Shopping Centers SA	1,300	14,477
Industrias Romi SA	1,600	5,213
Instituto Hermes Pardini SA	700	4,361
Iochpe Maxion SA	6,000	25,989
IRB Brasil Resseguros S/A	9,800	72,143
Itau Unibanco Holding SA ADR	59,031	417,349
JBS SA	6,300	31,557
Jereissati Participacoes SA	900	7,185
JHSF Participacoes SA	11,400	16,825
JSL SA	4,500	27,371
Klabin SA	37,800	162,970
Light SA	9,600	46,069
Localiza Rent a Car SA	22,230	242,388
LOG Commercial Properties e Participacoes SA	1,400	8,522
Log-in Logistica Intermodal SA(1)	400	1,731
Lojas Americanas SA Preference Shares	6,663	38,665
Lojas Renner SA	9,800	114,526
LPS Brasil Consultoria de Imoveis SA(1)	600	953

6

	Shares	Value
M Dias Branco SA	1,500	$13,414
Magazine Luiza SA	16,700	185,975
Mahle-Metal Leve SA	1,900	11,535
Marcopolo SA Preference Shares	12,800	13,825
Marfrig Global Foods SA(1)	6,100	16,192
Marisa Lojas SA(1)	5,781	16,702
Metalurgica Gerdau SA Preference Shares	6,100	10,667
Mills Estruturas e Servicos de Engenharia SA(1)	5,200	9,814
Minerva SA(1)	1,500	3,817
Movida Participacoes SA	8,700	34,630
MRV Engenharia e Participacoes SA	8,100	34,777
Multiplan Empreendimentos Imobiliarios SA	3,000	20,461
Natura & Co. Holding SA	9,800	98,769
Notre Dame Intermedica Participacoes SA	6,588	90,617
Odontoprev SA	11,600	40,051
Omega Geracao SA(1)	1,100	9,559
Paranapanema SA(1)	1,500	6,635
Petro Rio SA(1)	5,700	49,481
Petrobras Distribuidora SA	6,300	36,150
Petroleo Brasileiro SA ADR	26,694	322,997
Petroleo Brasileiro SA ADR Preference Shares	38,060	428,556
Porto Seguro SA	3,100	41,461
Qualicorp Consultoria e Corretora de Seguros SA	14,500	109,271
Raia Drogasil SA	3,100	81,924
Randon SA Implementos e Participacoes Preference Shares	3,500	9,048
Rumo SA(1)	10,000	47,139
Santos Brasil Participacoes SA	3,000	3,884
Sao Martinho SA	10,200	59,874
Ser Educacional SA	2,800	16,035
SLC Agricola SA	3,000	13,491
Smiles Fidelidade SA	1,900	13,893
Sul America SA	9,700	115,613
Suzano SA ADR(1)(2)	2,340	19,843
Tecnisa SA(1)	4,300	1,442
Tegma Gestao Logistica SA	200	1,565
Telefonica Brasil SA ADR	8,805	105,044
Tim Participacoes SA ADR(2)	5,369	96,803
TOTVS SA	300	4,716
Transmissora Alianca de Energia Eletrica SA	7,500	49,794
Trisul SA	3,000	9,472
Tupy SA	4,000	19,410
Ultrapar Participacoes SA ADR(2)	6,912	28,685
Unipar Carbocloro SA Preference Shares	3,000	17,878
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	11,200	20,437
Vale SA ADR	60,548	594,581
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,100	3,577

7

	Shares	Value
Via Varejo SA(1)	9,200	$28,226
WEG SA	7,200	68,910
Wiz Solucoes e Corretagem de Seguros SA	3,000	9,392
YDUQS Part	13,200	148,326
		7,610,753
Chile — 0.8%
AES Gener SA	269,638	39,706
Aguas Andinas SA, A Shares	58,620	20,069
Banco de Chile	449,912	39,633
Banco de Credito e Inversiones SA	494	18,422
Banco Santander Chile ADR	2,016	36,429
Besalco SA	44,236	17,794
CAP SA	2,627	14,871
Cencosud SA	14,032	16,470
Cia Cervecerias Unidas SA ADR	390	6,217
Cia Sud Americana de Vapores SA(1)	507,280	14,879
Colbun SA	319,331	40,097
Embotelladora Andina SA, Class B Preference Shares	25,842	62,401
Empresa Nacional de Telecomunicaciones SA(1)	7,414	39,020
Empresas CMPC SA	21,758	43,894
Empresas COPEC SA	7,149	55,495
Enel Americas SA ADR	18,226	156,744
Enel Chile SA	339,938	30,340
Engie Energia Chile SA	19,470	25,109
Forus SA	4,221	5,083
Grupo Security SA	49,918	9,946
Inversiones Aguas Metropolitanas SA	5,409	4,696
Itau CorpBanca	1,733,598	6,361
Latam Airlines Group SA ADR(2)	3,964	26,955
Ripley Corp. SA	13,136	5,139
SACI Falabella	3,925	13,053
Salfacorp SA	15,871	7,432
SMU SA	11,262	1,707
Sociedad Quimica y Minera de Chile SA ADR	1,170	32,035
Vina Concha y Toro SA	3,709	6,142
		796,139
China — 31.5%
21Vianet Group, Inc. ADR(1)	1,757	26,320
361 Degrees International Ltd.	40,000	7,231
3SBio, Inc.(1)	15,000	15,651
51job, Inc. ADR(1)	481	35,964
58.com, Inc. ADR(1)	181	9,986
A-Living Services Co. Ltd., H Shares	8,000	36,184
AAC Technologies Holdings, Inc.	15,500	102,730
Agile Group Holdings Ltd.	38,000	53,791
Agricultural Bank of China Ltd., H Shares	528,000	212,665
Air China Ltd., H Shares	30,000	24,452

8

	Shares	Value
Ajisen China Holdings Ltd.	30,000	$7,560
AK Medical Holdings Ltd.	16,000	33,373
Alibaba Group Holding Ltd. ADR(1)	9,185	1,910,480
Alibaba Health Information Technology Ltd.(1)	24,000	46,582
Alibaba Pictures Group Ltd.(1)	170,000	23,101
Aluminum Corp. of China Ltd., H Shares(1)	28,000	7,535
Angang Steel Co. Ltd., H Shares(2)	32,000	10,749
Anhui Conch Cement Co. Ltd., H Shares	33,500	247,758
Anhui Expressway Co. Ltd., H Shares	30,000	16,851
ANTA Sports Products Ltd.	30,000	244,061
Anton Oilfield Services Group(2)	48,000	4,604
Aoyuan Healthy Life Group Co. Ltd.(1)	16,000	17,335
Asia Cement China Holdings Corp.	39,000	52,028
Atlas Corp.(2)	4,038	42,803
Autohome, Inc. ADR(1)	1,026	79,689
AVIC International Holding HK Ltd.	308,000	6,083
AVIC International Holdings Ltd., H Shares(1)	24,000	25,661
AviChina Industry & Technology Co. Ltd., H Shares	30,000	13,122
BAIC Motor Corp. Ltd., H Shares	64,500	31,794
Baidu, Inc. ADR(1)	2,435	292,151
BAIOO Family Interactive Ltd.	46,000	6,810
Bank of China Ltd., H Shares	1,352,000	537,832
Bank of Chongqing Co. Ltd., H Shares	35,000	19,045
Bank of Communications Co. Ltd., H Shares	96,000	62,004
BBMG Corp., H Shares	37,000	10,482
Beijing Capital International Airport Co. Ltd., H Shares	104,000	80,984
Beijing Capital Land Ltd., H Shares	45,000	12,222
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	2,200	22,103
Beijing Enterprises Clean Energy Group Ltd.(1)	740,000	5,065
Beijing Enterprises Holdings Ltd.	13,000	55,164
Beijing Enterprises Water Group Ltd.(1)	130,000	60,249
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	2,150
Beijing North Star Co. Ltd., H Shares	4,000	1,111
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,358
Best Food Holding Co. Ltd.(1)	8,000	1,098
Best Pacific International Holdings Ltd.	4,000	996
Bestway Global Holding, Inc.	8,000	2,543
Bilibili, Inc. ADR(1)	600	15,408
BOC Aviation Ltd.	11,400	99,220
Bosideng International Holdings Ltd.	122,000	34,998
Bright Scholar Education Holdings Ltd. ADR	954	7,746
Brilliance China Automotive Holdings Ltd.	44,000	37,561
BYD Co. Ltd., H Shares(2)	4,000	24,693
BYD Electronic International Co. Ltd.(2)	16,000	30,540
CA Cultural Technology Group Ltd.	30,000	8,124
Canadian Solar, Inc.(1)	4,099	83,620
Canvest Environmental Protection Group Co. Ltd.(2)	40,000	18,937

9

	Shares	Value
CAR, Inc.(1)	51,000	$31,839
Central China Real Estate Ltd.	30,000	17,751
CGN New Energy Holdings Co. Ltd.(1)	92,000	14,033
CGN Power Co. Ltd., H Shares	162,000	39,640
Changyou.com Ltd. ADR(2)	1,722	18,529
Chaowei Power Holdings Ltd.	25,000	7,918
China Aerospace International Holdings Ltd.	48,000	2,600
China Aircraft Leasing Group Holdings Ltd.	5,000	4,841
China BlueChemical Ltd., H Shares	64,000	12,237
China Cinda Asset Management Co. Ltd., H Shares	123,000	25,941
China CITIC Bank Corp. Ltd., H Shares	129,000	67,517
China Coal Energy Co. Ltd., H Shares	102,000	33,174
China Communications Construction Co. Ltd., H Shares	46,000	34,544
China Communications Services Corp. Ltd., H Shares	80,000	62,551
China Construction Bank Corp., H Shares	1,736,000	1,414,216
China Customer Relations Centers, Inc.(1)	669	5,051
China Datang Corp. Renewable Power Co. Ltd., H Shares	97,000	7,821
China Dongxiang Group Co. Ltd.	137,000	13,789
China Eastern Airlines Corp. Ltd., H Shares(1)	18,000	7,683
China Education Group Holdings Ltd.	1,000	1,433
China Energy Development Holdings Ltd.(1)	246,000	5,817
China Everbright Bank Co. Ltd., H Shares	61,000	24,613
China Everbright Greentech Ltd.	32,000	15,614
China Everbright International Ltd.	148,000	99,180
China Everbright Ltd.	2,000	3,380
China Everbright Water Ltd.(2)	14,200	3,191
China Evergrande Group(2)	11,000	24,972
China First Capital Group Ltd.(1)	102,000	2,808
China Flavors & Fragrances Co. Ltd.	6,000	1,060
China Foods Ltd.	42,000	15,574
China Galaxy Securities Co. Ltd., H Shares	46,000	25,645
China Gas Holdings Ltd.	26,200	96,398
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	40,000	25,323
China Harmony New Energy Auto Holding Ltd.	71,500	35,540
China High Speed Transmission Equipment Group Co. Ltd.(2)	17,000	10,880
China Hongqiao Group Ltd.	30,500	16,499
China Huarong Asset Management Co. Ltd., H Shares	154,000	21,153
China Index Holdings Ltd. ADR(1)	526	1,105
China International Capital Corp. Ltd., H Shares	40,800	76,067
China Jinmao Holdings Group Ltd.	276,000	203,308
China Lesso Group Holdings Ltd.	88,000	133,096
China Life Insurance Co. Ltd. ADR(2)	12,870	152,381
China Lilang Ltd.	11,000	7,179
China Literature Ltd.(1)(2)	2,800	12,753
China Logistics Property Holdings Co. Ltd.(1)	3,000	1,161
China Longyuan Power Group Corp. Ltd., H Shares	96,000	50,512
China Maple Leaf Educational Systems Ltd.(2)	24,000	8,431

10

	Shares	Value
China Medical System Holdings Ltd.	66,000	$81,799
China Meidong Auto Holdings Ltd.	28,000	41,425
China Mengniu Dairy Co. Ltd.(1)	122,000	435,282
China Merchants Bank Co. Ltd., H Shares	69,000	319,309
China Merchants Land Ltd.(1)	60,000	8,994
China Merchants Port Holdings Co. Ltd.	24,000	35,542
China Minsheng Banking Corp. Ltd., H Shares	130,500	88,636
China Mobile Ltd. ADR	17,837	710,269
China Modern Dairy Holdings Ltd.(1)	63,000	7,603
China Molybdenum Co. Ltd., H Shares(2)	3,000	1,137
China National Building Material Co. Ltd., H Shares	130,000	151,950
China New Higher Education Group Ltd.(2)	32,000	10,946
China Oil & Gas Group Ltd.(1)	100,000	3,518
China Oilfield Services Ltd., H Shares	34,000	43,894
China Oriental Group Co. Ltd.	56,000	19,301
China Overseas Grand Oceans Group Ltd.	64,000	44,146
China Overseas Land & Investment Ltd.	42,000	142,093
China Overseas Property Holdings Ltd.	5,000	4,071
China Pacific Insurance Group Co. Ltd., H Shares	42,000	139,536
China Petroleum & Chemical Corp. ADR(2)	3,294	169,773
China Power International Development Ltd.	291,000	54,490
China Railway Construction Corp. Ltd., H Shares	75,000	86,683
China Railway Group Ltd., H Shares	42,000	23,937
China Railway Signal & Communication Corp. Ltd., H Shares	30,000	15,464
China Reinsurance Group Corp., H Shares	61,000	8,354
China Resources Beer Holdings Co. Ltd.	20,000	93,211
China Resources Cement Holdings Ltd.	116,000	147,020
China Resources Gas Group Ltd.	14,000	70,185
China Resources Land Ltd.	92,000	428,012
China Resources Medical Holdings Co. Ltd.	15,000	7,821
China Resources Pharmaceutical Group Ltd.	30,500	26,746
China Resources Power Holdings Co. Ltd.	60,000	71,676
China Sanjiang Fine Chemicals Co. Ltd.	30,000	5,802
China SCE Group Holdings Ltd.	131,000	71,960
China Shengmu Organic Milk Ltd.(1)	59,000	1,704
China Shenhua Energy Co. Ltd., H Shares	48,000	83,734
China Shineway Pharmaceutical Group Ltd.	11,000	9,613
China South City Holdings Ltd.	192,000	21,321
China Southern Airlines Co. Ltd., H Shares(2)	22,000	11,523
China State Construction International Holdings Ltd.	60,000	49,032
China Suntien Green Energy Corp. Ltd., H Shares	72,000	17,637
China Taiping Insurance Holdings Co. Ltd.	19,800	40,879
China Telecom Corp. Ltd. ADR(2)	3,713	140,611
China Tobacco International HK Co. Ltd.(1)	3,000	6,504
China Tower Corp. Ltd., H Shares	480,000	117,297
China Traditional Chinese Medicine Holdings Co. Ltd.	112,000	59,070
China Travel International Investment Hong Kong Ltd.	114,000	18,176

11

	Shares	Value
China Unicom (Hong Kong) Ltd. ADR	6,096	$48,890
China Vanke Co. Ltd., H Shares	26,100	101,338
China Vast Industrial Urban Development Co. Ltd.	5,000	1,967
China Water Affairs Group Ltd.	12,000	9,597
China Wood Optimization Holding Ltd.	8,000	1,790
China XLX Fertiliser Ltd.	30,000	9,270
China Yongda Automobiles Services Holdings Ltd.	59,000	56,430
China Yuchai International Ltd.	636	7,899
China Yuhua Education Corp. Ltd.	20,000	15,444
China Yurun Food Group Ltd.(1)	9,000	825
China ZhengTong Auto Services Holdings Ltd.	31,500	8,828
China Zhongwang Holdings Ltd.	49,200	16,639
Chinasoft International Ltd.(1)	34,000	21,086
Chongqing Rural Commercial Bank Co. Ltd., H Shares	130,000	59,086
CIFI Holdings Group Co. Ltd.	64,000	49,449
CIMC Enric Holdings Ltd.	6,000	3,163
CITIC Ltd.	156,000	174,643
CITIC Resources Holdings Ltd.	118,000	6,465
CNOOC Ltd. ADR	4,637	641,436
Colour Life Services Group Co. Ltd.(1)(2)	2,000	1,068
Concord New Energy Group Ltd.	290,000	12,683
Consun Pharmaceutical Group Ltd.	24,000	11,812
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	22,000	8,655
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	48,500	16,360
COSCO SHIPPING International Hong Kong Co. Ltd.	12,000	3,554
COSCO SHIPPING Ports Ltd.	38,000	25,399
Country Garden Holdings Co. Ltd.	211,000	282,332
Country Garden Services Holdings Co. Ltd.	47,000	184,784
CPMC Holdings Ltd.	17,000	6,559
CRRC Corp. Ltd., H Shares	38,000	24,589
CSPC Pharmaceutical Group Ltd.	132,000	302,926
Dali Foods Group Co. Ltd.	82,000	54,052
Daqo New Energy Corp. ADR(1)	359	23,540
Datang International Power Generation Co. Ltd., H Shares	38,000	5,975
Dawnrays Pharmaceutical Holdings Ltd.	55,000	9,333
Dexin China Holdings Co. Ltd.(1)	30,000	12,316
Differ Group Holding Co. Ltd.(1)	40,000	2,323
Digital China Holdings Ltd.	20,000	10,096
Dongfeng Motor Group Co. Ltd., Class H	58,000	46,164
Dongyue Group Ltd.	67,000	35,168
DouYu International Holdings Ltd. ADR(1)	869	6,752
ENN Energy Holdings Ltd.	26,600	298,083
Essex Bio-technology Ltd.	9,000	6,398
Ever Sunshine Lifestyle Services Group Ltd.	28,000	28,666
Fanhua, Inc. ADR(2)	1,560	31,668
Fantasia Holdings Group Co. Ltd.(1)	45,000	8,697
Far East Horizon Ltd.	66,000	57,973

12

	Shares	Value
FinVolution Group ADR	2,868	$5,679
Fosun International Ltd.	41,000	52,767
Fountain SET Holdings Ltd.	38,000	5,769
Fu Shou Yuan International Group Ltd.	30,000	25,601
Fufeng Group Ltd.(1)	63,000	24,600
Fullshare Holdings Ltd.(1)(2)	135,000	2,171
Fusen Pharmaceutical Co. Ltd.	2,000	1,092
Fuyao Glass Industry Group Co. Ltd., H Shares	5,200	14,970
GCL New Energy Holdings Ltd.(1)	184,000	3,321
GCL-Poly Energy Holdings Ltd.(1)	370,000	17,868
GDS Holdings Ltd. ADR(1)	1,621	93,969
Geely Automobile Holdings Ltd.	105,000	190,626
Gemdale Properties & Investment Corp. Ltd.	258,000	46,068
Genertec Universal Medical Group Co. Ltd.	15,000	10,409
Genscript Biotech Corp.(1)(2)	28,000	58,581
GF Securities Co. Ltd., H Shares	6,000	7,250
Global Bio-Chem Technology Group Co. Ltd.(1)	42,000	738
Global Cord Blood Corp.(1)	1,914	7,541
Glorious Property Holdings Ltd.(1)	185,000	3,907
Glory Sun Financial Group Ltd.	324,000	10,444
Golden Meditech Holdings Ltd.(1)	28,000	2,729
Grand Baoxin Auto Group Ltd.(1)	30,500	4,965
Great Wall Motor Co. Ltd., H Shares	62,500	45,567
Greater China Financial Holdings Ltd.(1)	96,000	2,487
Greatview Aseptic Packaging Co. Ltd.	24,000	9,436
Greenland Hong Kong Holdings Ltd.	58,000	22,729
Greentown Service Group Co. Ltd.	74,000	92,824
Guangdong Investment Ltd.	2,000	3,781
Guangzhou Automobile Group Co. Ltd., H Shares	30,000	33,735
Guangzhou R&F Properties Co. Ltd., H Shares	24,400	38,343
Guorui Properties Ltd.	30,000	5,357
Guotai Junan Securities Co. Ltd., H Shares	6,000	10,129
Haichang Ocean Park Holdings Ltd.(1)	61,000	5,988
Haidilao International Holding Ltd.	1,000	4,128
Haier Electronics Group Co. Ltd.	32,000	91,273
Haitian International Holdings Ltd.	24,000	47,418
Haitong Securities Co. Ltd., H Shares	13,600	14,758
Harbin Electric Co. Ltd., H Shares(1)	14,000	3,799
HC Group, Inc.(1)(2)	7,500	2,048
Hengan International Group Co. Ltd.	15,000	112,182
Hi Sun Technology China Ltd.(1)	120,000	16,866
Hilong Holding Ltd.	30,000	2,705
Hisense Home Appliances Group Co. Ltd., H Shares(2)	1,000	984
HKC Holdings Ltd.	8,000	6,379
Hollysys Automation Technologies Ltd.	672	10,174
Honghua Group Ltd.(1)	154,000	8,280
Honworld Group Ltd.	7,500	2,614

13

	Shares	Value
Hopson Development Holdings Ltd.	36,000	$32,638
Hua Hong Semiconductor Ltd.(2)	26,000	57,369
Huabao International Holdings Ltd.	18,000	7,137
Huadian Power International Corp. Ltd., H Shares	64,000	19,415
Huami Corp. ADR(1)	946	13,433
Huaneng Power International, Inc., H Shares	54,000	21,886
Huatai Securities Co. Ltd., H Shares	6,800	11,928
Huaxi Holdings Co. Ltd.	14,000	3,577
Huazhong In-Vehicle Holdings Co. Ltd.	14,000	1,615
Huazhu Group Ltd. ADR	2,406	81,202
Huifu Payment Ltd.(1)	16,000	6,023
HUYA, Inc. ADR(1)	1,902	37,679
IGG, Inc.	63,000	46,302
IMAX China Holding, Inc.	6,100	11,506
Industrial & Commercial Bank of China Ltd., H Shares	1,107,000	762,807
Inke Ltd.(1)	18,000	3,141
Inspur International Ltd.	22,000	9,082
International Alliance Financial Leasing Co. Ltd.(1)	30,000	4,866
iQIYI, Inc. ADR(1)(2)	420	9,421
JD.com, Inc. ADR(1)	18,177	699,996
Jiangsu Expressway Co. Ltd., H Shares	30,000	34,858
Jiangxi Copper Co. Ltd., H Shares	22,000	25,952
Jiayuan International Group Ltd.	4,000	1,579
Jinchuan Group International Resources Co. Ltd.	92,000	9,124
Jingrui Holdings Ltd.	30,000	9,598
JinkoSolar Holding Co. Ltd. ADR(1)	1,656	37,823
JNBY Design Ltd.(2)	6,500	6,962
JOYY, Inc. ADR(1)	1,323	71,402
Kaisa Group Holdings Ltd.(1)	189,000	84,776
Kandi Technologies Group, Inc.(1)(2)	996	3,745
Kasen International Holdings Ltd.(1)(2)	30,000	5,456
Kingboard Holdings Ltd.	26,000	69,445
Kingboard Laminates Holdings Ltd.	68,000	68,696
Kingdee International Software Group Co. Ltd.	30,000	38,720
Kingsoft Corp. Ltd.(1)(2)	17,000	55,871
Kunlun Energy Co. Ltd.	60,000	42,129
KWG Group Holdings Ltd.(1)	48,000	70,966
Lee & Man Paper Manufacturing Ltd.	50,000	39,332
Lee's Pharmaceutical Holdings Ltd.	6,500	3,288
Lenovo Group Ltd.	94,000	58,520
Li Ning Co. Ltd.	105,000	278,765
Lifestyle China Group Ltd.(1)	12,500	3,235
Lifetech Scientific Corp.(1)	6,000	1,194
Logan Property Holdings Co. Ltd.	32,000	55,100
Longfor Group Holdings Ltd.	19,000	88,615
Lonking Holdings Ltd.	99,000	27,803
Luckin Coffee, Inc. ADR(1)(2)	405	16,022

14

	Shares	Value
Luye Pharma Group Ltd.	72,000	$44,336
Meitu, Inc.(1)(2)	28,500	6,780
Meituan Dianping, Class B(1)	6,400	81,935
Metallurgical Corp. of China Ltd., H Shares	61,000	11,706
Midea Real Estate Holding Ltd.(2)	6,000	17,284
Minsheng Education Group Co. Ltd.(1)(2)	14,000	2,327
MMG Ltd.(1)	8,000	1,660
Modern Land China Co. Ltd.	60,000	8,137
Momo, Inc. ADR	3,210	90,265
Nam Tai Property, Inc.(1)	1,621	11,023
NetDragon Websoft Holdings Ltd.	6,500	17,868
NetEase, Inc. ADR	1,488	474,240
New China Life Insurance Co. Ltd., H Shares	16,200	62,268
New Oriental Education & Technology Group, Inc. ADR(1)	3,146	402,342
Nexteer Automotive Group Ltd.	30,000	22,272
Nine Dragons Paper Holdings Ltd.	73,000	85,875
NIO, Inc. ADR(1)(2)	7,743	31,979
Niu Technologies ADR(1)	439	3,740
Noah Holdings Ltd. ADR(1)	318	9,025
NVC International Holdings Ltd.	123,000	3,840
OneSmart International Education Group Ltd. ADR(1)	1,842	10,020
Oshidori International Holdings Ltd.	108,000	10,295
Pacific Online Ltd.	37,000	7,560
Panda Green Energy Group Ltd.(1)	70,000	1,966
PAX Global Technology Ltd.	39,000	19,487
People's Insurance Co. Group of China Ltd. (The), H Shares	61,000	21,759
PetroChina Co. Ltd. ADR(2)	1,472	57,496
PICC Property & Casualty Co. Ltd., H Shares	64,000	66,843
Pinduoduo, Inc. ADR(1)	600	21,468
Ping An Insurance Group Co. of China Ltd. ADR(2)	49,242	1,107,453
Poly Property Group Co. Ltd.	96,000	36,401
Postal Savings Bank of China Co. Ltd., H Shares	129,000	81,856
Pou Sheng International Holdings Ltd.	61,000	15,645
Powerlong Real Estate Holdings Ltd.	51,000	32,079
Prinx Chengshan Cayman Holding Ltd.	10,500	10,797
PW Medtech Group Ltd.(1)	29,000	4,204
Qingling Motors Co. Ltd., H Shares	32,000	6,991
Qudian, Inc. ADR(1)(2)	5,017	13,145
Rare Earth Magnesium Technology Group Holdings Ltd.	30,000	980
Redsun Properties Group Ltd.	17,000	5,364
RISE Education Cayman Ltd. ADR(1)(2)	572	3,169
Road King Infrastructure Ltd.	9,000	15,484
Ronshine China Holdings Ltd.(1)(2)	30,500	34,066
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	1,807
Seazen Group Ltd.(1)(2)	6,000	6,240
Semiconductor Manufacturing International Corp.(1)(2)	71,000	139,805
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	24,000	31,026

15

	Shares	Value
Shanghai Electric Group Co. Ltd., H Shares	60,000	$17,027
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	500	1,419
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	9,000	5,145
Shanghai Industrial Holdings Ltd.	21,000	37,269
Shanghai Industrial Urban Development Group Ltd.	62,000	6,978
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	1,750
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	9,200	16,902
Sheng Ye Capital Ltd.	22,000	19,728
Shenzhen Expressway Co. Ltd., H Shares	52,000	63,232
Shenzhen International Holdings Ltd.	60,000	115,460
Shenzhen Investment Ltd.	188,000	63,546
Shenzhou International Group Holdings Ltd.	14,300	177,386
Shimao Property Holdings Ltd.	43,000	155,352
Shirble Department Store Holdings China Ltd.(1)	20,000	3,373
Shougang Concord International Enterprises Co. Ltd.	184,000	7,971
Shougang Fushan Resources Group Ltd.	102,000	19,732
Shui On Land Ltd.	180,000	36,002
Sihuan Pharmaceutical Holdings Group Ltd.	123,000	14,468
Silver Grant International Holdings Group Ltd.(1)	40,000	5,834
Sina Corp.(1)	810	26,528
Sino Biopharmaceutical Ltd.	104,000	152,961
Sino-Ocean Group Holding Ltd.	81,000	29,691
Sinofert Holdings Ltd.(1)	60,000	6,020
Sinolink Worldwide Holdings Ltd.(1)	46,000	2,341
Sinopec Engineering Group Co. Ltd., H Shares	46,000	22,719
Sinopec Kantons Holdings Ltd.	44,000	17,874
Sinopec Shanghai Petrochemical Co. Ltd. ADR	282	7,174
Sinopharm Group Co. Ltd., H Shares	12,000	37,539
Sinotrans Ltd., H Shares	3,000	856
Sinotruk Hong Kong Ltd.	31,500	61,131
Skyfame Realty Holdings Ltd.	158,000	20,514
Skyworth Group Ltd.(1)	60,000	15,165
SOHO China Ltd.	30,500	11,112
Sohu.com Ltd. ADR(1)	521	4,965
SSY Group Ltd.	60,000	50,877
Sun Art Retail Group Ltd.	75,500	97,147
Sun King Power Electronics Group	38,000	6,412
Sunac China Holdings Ltd.	63,000	347,455
Sunny Optical Technology Group Co. Ltd.	18,600	292,263
TAL Education Group ADR(1)	1,914	104,102
TCL Electronics Holdings Ltd.	30,000	16,673
Tencent Holdings Ltd.	57,200	2,821,413
Tencent Music Entertainment Group ADR(1)	636	7,715
Texhong Textile Group Ltd.	23,000	24,156
Tian Ge Interactive Holdings Ltd.(1)	9,000	2,009
Tiangong International Co. Ltd.	28,000	9,812
Tianjin Development Holdings Ltd.	6,000	1,509

16

	Shares	Value
Tianjin Port Development Holdings Ltd.	60,000	$5,341
Tianli Education International Holdings Ltd.	36,000	18,889
Tianneng Power International Ltd.	30,000	22,194
Tibet Water Resources Ltd.(1)	19,000	1,102
Times China Holdings Ltd.	30,000	56,056
Times Neighborhood Holdings Ltd.(1)	11,538	9,441
Tingyi Cayman Islands Holding Corp.	62,000	112,721
Tong Ren Tang Technologies Co. Ltd., H Shares	14,000	12,976
Tongda Group Holdings Ltd.	160,000	15,392
TravelSky Technology Ltd., H Shares	9,000	17,719
Trigiant Group Ltd.	28,000	7,126
Trip.com Group Ltd. ADR(1)	3,129	94,996
Truly International Holdings Ltd.(1)	60,000	8,161
Tsaker Chemical Group Ltd.	15,000	3,236
Tsingtao Brewery Co. Ltd., H Shares	8,000	41,448
Uni-President China Holdings Ltd.	39,000	40,327
Vinda International Holdings Ltd.	10,000	25,836
Vipshop Holdings Ltd. ADR(1)	30,069	385,785
Want Want China Holdings Ltd.	238,000	185,279
Wasion Holdings Ltd.	22,000	8,976
Weibo Corp. ADR(1)(2)	744	31,352
Weichai Power Co. Ltd., H Shares	42,000	83,409
West China Cement Ltd.	182,000	29,666
Wisdom Education International Holdings Co. Ltd.	16,000	6,148
Wison Engineering Services Co. Ltd.	19,000	2,216
WuXi AppTec Co. Ltd., H Shares	1,800	26,800
Wuxi Biologics Cayman, Inc.(1)	2,500	36,449
X Financial ADR(2)	2,760	4,554
Xiaomi Corp., Class B(1)(2)	40,000	65,144
Xingda International Holdings Ltd.	53,000	15,752
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	6,000	6,015
Xinyi Solar Holdings Ltd.	88,000	69,486
Xinyuan Real Estate Co. Ltd. ADR	2,088	6,034
XTEP International Holdings Ltd.	15,000	6,086
Yadea Group Holdings Ltd.	90,000	23,883
Yanzhou Coal Mining Co. Ltd., H Shares	60,000	45,803
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares	8,000	48,456
Yihai International Holding Ltd.(1)	12,000	80,943
Yintech Investment Holdings Ltd. ADR(1)	418	2,592
Yiren Digital Ltd. ADR(1)(2)	954	3,969
Yixin Group Ltd.(1)(2)	30,500	6,621
Yongsheng Advanced Materials Co. Ltd.	10,000	2,450
YuanShengTai Dairy Farm Ltd.(1)	170,000	5,916
Yuexiu Property Co. Ltd.	122,000	25,050
Yuexiu Transport Infrastructure Ltd.	50,000	38,979
Yum China Holdings, Inc.	12,374	541,857
Yuzhou Properties Co. Ltd.	96,000	46,913

17

	Shares	Value
Zhaojin Mining Industry Co. Ltd., H Shares	16,000	$19,381
Zhejiang Expressway Co. Ltd., H Shares	60,000	45,649
Zhenro Properties Group Ltd.	34,000	22,234
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	12,819
Zhongliang Holdings Group Co. Ltd.	6,500	4,706
Zhongsheng Group Holdings Ltd.	31,000	119,139
Zhou Hei Ya International Holdings Co. Ltd.	45,500	24,321
Zhuguang Holdings Group Co. Ltd.(1)(2)	60,000	8,292
Zhuhai Holdings Investment Group Ltd.	16,000	2,427
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	6,000	20,921
Zijin Mining Group Co. Ltd., H Shares	130,000	58,812
ZTE Corp., H Shares(1)(2)	6,000	25,045
ZTO Express Cayman, Inc. ADR	4,061	95,271
		29,827,585
Colombia — 0.4%
Avianca Holdings SA Preference Shares	6,370	2,968
Banco Davivienda SA Preference Shares	4,499	53,693
Bancolombia SA	2,627	29,113
Bancolombia SA ADR	1,488	70,650
Cementos Argos SA	18,987	28,595
CEMEX Latam Holdings SA(1)	8,778	8,930
Corp. Financiera Colombiana SA(1)	5,718	52,319
Ecopetrol SA ADR	2,887	50,956
Empresa de Telecomunicaciones de Bogota(1)	18,600	1,300
Grupo Argos SA	8,067	34,384
Grupo Aval Acciones y Valores SA Preference Shares	27,076	11,156
Interconexion Electrica SA ESP	8,994	47,536
		391,600
Czech Republic — 0.1%
CEZ AS	2,888	55,349
Komercni banka AS	492	15,103
Moneta Money Bank AS	17,190	57,129
		127,581
Egypt — 0.1%
Commercial International Bank Egypt S.A.E. GDR	27,120	133,036
Greece — 0.3%
Aegean Airlines SA	1,329	9,296
Alpha Bank AE(1)	11,529	16,571
Ellaktor SA(1)	8,314	11,180
Eurobank Ergasias SA(1)	17,185	10,840
Fourlis Holdings SA(1)	1,854	10,072
GEK Terna Holding Real Estate Construction SA(1)	3,801	25,702
Hellenic Petroleum SA	415	2,870
Hellenic Telecommunications Organization SA	2,658	37,719
JUMBO SA	1,050	16,488
Motor Oil Hellas Corinth Refineries SA	803	13,207
Mytilineos SA	2,565	19,491

18

	Shares	Value
National Bank of Greece SA(1)	12,995	$28,877
Piraeus Bank SA(1)	12,981	28,960
Public Power Corp. SA(1)	3,369	11,054
Terna Energy SA(1)	1,517	12,669
Titan Cement International SA(1)	293	4,133
Viohalco SA(1)	2,750	8,126
		267,255
Hungary — 0.3%
Magyar Telekom Telecommunications plc	33,446	43,464
MOL Hungarian Oil & Gas plc	12,762	98,894
OTP Bank Nyrt	2,730	118,928
Richter Gedeon Nyrt	846	17,193
		278,479
India — 9.0%
Adani Ports & Special Economic Zone Ltd.	20,144	95,854
Ambuja Cements Ltd.	13,570	39,030
Apollo Hospitals Enterprise Ltd.	1,836	44,237
Apollo Tyres Ltd.	9,285	18,548
Asian Paints Ltd.	2,575	64,170
AU Small Finance Bank Ltd.	1,090	17,599
Aurobindo Pharma Ltd.	4,901	34,356
Avanti Feeds Ltd.	2,467	15,832
Avenue Supermarts Ltd.(1)	1,034	33,312
Axis Bank Ltd. GDR	8,892	423,595
Bajaj Auto Ltd.	1,251	50,396
Bajaj Consumer Care Ltd.(1)	1,918	5,110
Bajaj Finance Ltd.	1,710	105,855
Bajaj Finserv Ltd.	494	62,419
Balkrishna Industries Ltd.	2,842	43,439
Balrampur Chini Mills Ltd.	2,830	5,674
Bandhan Bank Ltd.	2,389	12,792
Bata India Ltd.	482	11,067
Berger Paints India Ltd.	2,585	20,300
Bharat Forge Ltd.	4,866	29,440
Bharat Petroleum Corp. Ltd.	17,427	103,393
Bharti Airtel Ltd.(1)	23,331	169,287
Bharti Infratel Ltd.	9,125	27,317
Bliss Gvs Pharma Ltd.	2,161	2,988
Bombay Dyeing & Manufacturing Co. Ltd.	1,774	1,720
Bosch Ltd.	63	10,685
Britannia Industries Ltd.	470	19,355
Can Fin Homes Ltd.	1,637	11,348
Ceat Ltd.	1,298	18,461
Century Textiles & Industries Ltd.	1,955	13,780
City Union Bank Ltd.	5,265	15,669
Colgate-Palmolive India Ltd.	2,670	47,790
Corp. Bank(1)	9,638	2,277
19

	Shares	Value
Crompton Greaves Consumer Electricals Ltd.	9,988	$38,437
Dabur India Ltd.	6,006	41,464
Dalmia Bharat Ltd.(1)	1,026	11,121
DCB Bank Ltd.	5,645	12,660
Dilip Buildcon Ltd.	1,294	5,345
Divi's Laboratories Ltd.	666	19,418
DLF Ltd.	24,271	67,859
Dr Reddy's Laboratories Ltd. ADR	10,592	425,375
Eicher Motors Ltd.	114	26,509
EID Parry India Ltd.	3,123	8,247
EIH Ltd.	2,058	3,759
Equitas Holdings Ltd.(1)	6,716	10,108
Eris Lifesciences Ltd.(1)	1,409	8,526
Escorts Ltd.	733	7,924
Exide Industries Ltd.	10,413	23,773
Federal Bank Ltd.	59,712	71,105
Future Lifestyle Fashions Ltd.	1,909	9,215
Glenmark Pharmaceuticals Ltd.	998	3,876
Godrej Consumer Products Ltd.	3,011	23,389
Godrej Properties Ltd.(1)	299	4,168
Granules India Ltd.	9,400	20,713
Grasim Industries Ltd.	5,439	51,686
Greenply Industries Ltd.	1,304	2,350
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,533	3,290
Gujarat State Fertilizers & Chemicals Ltd.	2,735	2,288
HCL Technologies Ltd.	2,067	15,307
HDFC Asset Management Co. Ltd.	1,090	47,637
HeidelbergCement India Ltd.	3,149	8,781
Hero MotoCorp Ltd.	1,816	51,656
HFCL Ltd.	20,814	4,152
Hindalco Industries Ltd.	8,711	19,096
Hindustan Copper Ltd.	17,442	7,661
Hindustan Unilever Ltd.	6,200	186,843
Housing Development Finance Corp. Ltd.	3,653	110,643
ICICI Bank Ltd. ADR	40,224	557,907
ICICI Securities Ltd.	3,736	24,552
IDFC First Bank Ltd.(1)	59,625	30,624
IIFL Finance Ltd.(1)	8,449	19,116
India Cements Ltd. (The)	7,453	9,955
Indiabulls Real Estate Ltd.(1)	9,886	10,344
Indian Energy Exchange Ltd.(1)	4,579	11,119
Indian Hotels Co. Ltd. (The)	4,719	8,832
Indian Overseas Bank(1)	35,971	4,351
Infibeam Avenues Ltd.	7,614	6,043
Info Edge India Ltd.	398	14,346
Infosys Ltd. ADR	112,648	1,134,365
Ipca Laboratories Ltd.	2,079	39,302

20

	Shares	Value
IRB Infrastructure Developers Ltd.(1)	7,757	$9,152
Jagran Prakashan Ltd.	5,040	4,292
Jai Corp. Ltd.	5,849	6,855
Jamna Auto Industries Ltd.	7,525	3,576
Jindal Saw Ltd.	10,101	10,753
Jindal Stainless Hisar Ltd.(1)	4,359	4,108
Jindal Stainless Ltd.(1)	10,705	5,790
Jindal Steel & Power Ltd.(1)	25,748	56,161
JK Paper Ltd.	3,285	5,239
JK Tyre & Industries Ltd.	4,927	4,341
JSW Energy Ltd.	3,950	3,130
Jubilant Foodworks Ltd.	3,340	81,285
Jubilant Life Sciences Ltd.	4,981	35,263
Just Dial Ltd.(1)	1,168	7,506
Kajaria Ceramics Ltd.	2,533	18,457
Kaveri Seed Co. Ltd.	1,806	10,732
KEC International Ltd.	706	3,042
Larsen & Toubro Ltd.	5,486	90,314
LIC Housing Finance Ltd.	7,639	33,921
Lupin Ltd.	2,651	23,513
Mahindra & Mahindra Financial Services Ltd.	13,570	65,124
Mahindra & Mahindra Ltd.	8,987	56,947
Mahindra CIE Automotive Ltd.(1)	2,665	4,905
Marico Ltd.	14,365	59,198
Maruti Suzuki India Ltd.	1,317	115,682
Max India Ltd.(1)	4,648	5,979
Meghmani Organics Ltd.	5,064	3,648
MOIL Ltd.	4,275	7,110
Motherson Sumi Systems Ltd.	37,282	54,543
Mphasis Ltd.	1,108	13,551
Multi Commodity Exchange of India Ltd.	274	4,877
Natco Pharma Ltd.	4,266	35,651
National Aluminium Co. Ltd.	31,476	14,615
Nestle India Ltd.	178	39,188
Nippon Life India Asset Management Ltd.	1,833	9,988
NOCIL Ltd.	3,087	3,849
Oberoi Realty Ltd.	680	4,806
Oil India Ltd.	9,787	14,790
Orient Electric Ltd.	2,917	10,618
Page Industries Ltd.	179	54,940
Phillips Carbon Black Ltd.	3,756	5,582
PI Industries Ltd.	714	15,151
Pidilite Industries Ltd.	1,112	23,357
Polycab India Ltd.(1)	604	8,978
Power Finance Corp. Ltd.	26,755	40,944
Prestige Estates Projects Ltd.	6,899	27,893
Prism Johnson Ltd.	4,245	3,556

21

	Shares	Value
PVR Ltd.	1,016	$26,920
Quess Corp. Ltd.(1)	957	6,812
Radico Khaitan Ltd.	3,554	20,283
Rajesh Exports Ltd.	3,973	36,198
Ramco Cements Ltd. (The)	2,235	23,961
Rashtriya Chemicals & Fertilizers Ltd.	4,665	2,492
Raymond Ltd.	543	3,806
RBL Bank Ltd.	10,422	42,044
REC Ltd.	17,159	27,905
Reliance Industries Ltd. GDR	25,772	947,549
Sequent Scientific Ltd.	2,342	2,633
Shree Cement Ltd.	48	15,086
Shriram Transport Finance Co. Ltd.	6,182	103,259
Sobha Ltd.	1,749	7,195
State Bank of India GDR(1)	10,835	476,619
Strides Pharma Science Ltd.	2,267	14,866
Sun Pharmaceutical Industries Ltd.	5,200	26,997
Sunteck Realty Ltd.	2,969	14,320
Tata Chemicals Ltd.	3,032	30,095
Tata Communications Ltd.	918	4,528
Tata Consumer Products Ltd.	2,175	10,503
Tata Elxsi Ltd.	212	2,610
Tata Motors Ltd. ADR(1)	19,851	181,835
Tata Steel BSL Ltd.(1)	11,941	3,941
Thomas Cook India Ltd.	2,855	1,862
Tinplate Co. of India Ltd. (The)	2,105	3,415
Titan Co. Ltd.	1,652	29,079
Trident Ltd.	153,719	11,850
Triveni Engineering & Industries Ltd.	2,504	2,164
Tube Investments of India Ltd.	4,934	36,238
Ujjivan Financial Services Ltd.	1,056	4,978
UltraTech Cement Ltd.	1,306	76,571
United Spirits Ltd.(1)	9,951	95,222
UPL Ltd.	2,312	16,667
V-Guard Industries Ltd.	1,107	3,140
Varun Beverages Ltd.	3,201	36,150
Vedanta Ltd. ADR	23,340	153,344
Venky's India Ltd.	229	3,934
Vodafone Idea Ltd.(1)	437,419	23,489
Welspun Corp. Ltd.	7,628	19,660
Welspun India Ltd.	22,481	12,922
Wipro Ltd. ADR	13,974	48,210
Zee Entertainment Enterprises Ltd.	3,487	11,582
		8,548,166
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	70,800	7,479
Adaro Energy Tbk PT	497,200	40,739

22

	Shares	Value
Adhi Karya Persero Tbk PT	88,200	$4,670
Agung Podomoro Land Tbk PT(1)	474,600	4,337
AKR Corporindo Tbk PT	28,200	5,178
Alam Sutera Realty Tbk PT(1)	460,800	4,893
Aneka Tambang Tbk	208,800	8,377
Astra International Tbk PT	375,000	145,884
Bank Brisyariah Tbk PT	72,800	1,116
Bank Central Asia Tbk PT	70,800	154,498
Bank Mandiri Persero Tbk PT	297,800	149,149
Bank Negara Indonesia Persero Tbk PT	138,600	68,287
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,400	4,583
Bank Pembangunan Daerah Jawa Timur Tbk PT	191,400	8,204
Bank Rakyat Indonesia Persero Tbk PT	1,024,800	299,202
Bank Tabungan Negara Persero Tbk PT	145,200	17,017
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	50,800	13,364
Barito Pacific Tbk PT(1)	184,200	12,670
Bekasi Fajar Industrial Estate Tbk PT	421,800	3,974
Bukit Asam Tbk PT	67,200	10,487
Bumi Resources Tbk PT(1)	355,000	1,238
Bumi Serpong Damai Tbk PT(1)	195,000	13,687
Charoen Pokphand Indonesia Tbk PT	31,800	12,662
Ciputra Development Tbk PT	336,600	22,422
Delta Dunia Makmur Tbk PT(1)	325,800	3,739
Erajaya Swasembada Tbk PT	81,000	9,264
Global Mediacom Tbk PT(1)	453,600	9,832
Hanson International Tbk PT(1)	1,531,500	5,337
Indah Kiat Pulp & Paper Corp Tbk PT	136,600	54,169
Indika Energy Tbk PT	81,000	4,279
Indo Tambangraya Megah Tbk PT	11,900	9,371
Indocement Tunggal Prakarsa Tbk PT	13,800	14,490
Indofood CBP Sukses Makmur Tbk PT	31,800	22,773
Indofood Sukses Makmur Tbk PT	150,300	68,101
Indomobil Sukses Internasional Tbk PT	10,400	489
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	102,600	8,833
Jasa Marga Persero Tbk PT	109,800	35,809
Kalbe Farma Tbk PT	294,000	25,232
Kresna Graha Investama Tbk PT(1)	216,000	7,106
Link Net Tbk PT	67,200	16,411
Lippo Karawaci Tbk PT(1)	910,800	14,520
Mahkota Group Tbk PT	31,800	1,667
Matahari Department Store Tbk PT	95,400	20,876
Medco Energi Internasional Tbk PT(1)	223,200	9,885
Media Nusantara Citra Tbk PT	329,400	29,498
Mitra Adiperkasa Tbk PT	382,800	21,357
Mitra Pinasthika Mustika Tbk PT	31,700	1,303
Modernland Realty Tbk PT(1)	484,000	5,408
Pabrik Kertas Tjiwi Kimia Tbk PT	21,000	8,781

23

	Shares	Value
Pakuwon Jati Tbk PT	390,000	$14,515
Pan Brothers Tbk PT	159,000	4,111
Panin Financial Tbk PT(1)	411,000	7,219
Pelayaran Tamarin Samudra Tbk PT(1)	269,400	1,806
Perusahaan Gas Negara Tbk PT	246,800	22,013
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	106,200	7,179
PP Persero Tbk PT	134,400	11,284
PP Presisi Tbk PT	73,300	819
Puradelta Lestari Tbk PT	453,600	7,462
Salim Ivomas Pratama Tbk PT(1)	86,600	1,674
Sawit Sumbermas Sarana Tbk PT	26,600	1,504
Semen Gresik Persero Tbk PT	21,000	15,197
Sentul City Tbk PT(1)	992,400	3,379
Siloam International Hospitals Tbk PT(1)	17,400	7,798
Sri Rejeki Isman Tbk PT	427,900	5,935
Summarecon Agung Tbk PT	99,000	5,850
Surya Citra Media Tbk PT	91,800	7,256
Surya Semesta Internusa Tbk PT	205,200	9,271
Telekomunikasi Indonesia Persero Tbk PT ADR	10,270	249,047
Tower Bersama Infrastructure Tbk PT	212,400	16,463
Tunas Baru Lampung Tbk PT	159,000	6,815
Unilever Indonesia Tbk PT	69,600	33,107
United Tractors Tbk PT	35,400	40,951
Waskita Beton Precast Tbk PT	357,600	4,653
Waskita Karya Persero Tbk PT	102,600	6,938
Wijaya Karya Persero Tbk PT	92,900	12,291
XL Axiata Tbk PT(1)	213,500	38,687
		1,965,871
Malaysia — 2.1%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	7,190
Aeon Co. M Bhd	32,500	10,639
AEON Credit Service M Bhd	3,000	9,807
AirAsia Group Bhd	64,400	15,501
AirAsia X Bhd(1)	63,200	1,573
Alliance Bank Malaysia Bhd	15,400	8,479
AMMB Holdings Bhd	46,300	40,639
ATA IMS Bhd	21,800	7,809
Axiata Group Bhd	55,500	55,302
Berjaya Corp. Bhd(1)	126,700	6,462
Berjaya Land Bhd(1)	24,800	970
Berjaya Sports Toto Bhd	27,800	16,554
Bermaz Auto Bhd	30,900	13,016
Boustead Plantations Bhd	18,000	2,113
Bumi Armada Bhd(1)	185,700	14,064
Bursa Malaysia Bhd	6,100	8,004
Carlsberg Brewery Malaysia Bhd	2,200	16,651
CIMB Group Holdings Bhd	72,000	82,721

24

	Shares	Value
D&O Green Technologies Bhd	10,300	$1,723
Datasonic Group Bhd	14,500	3,724
Dayang Enterprise Holdings Bhd(1)	47,620	26,663
Dialog Group Bhd	44,500	35,259
DiGi.Com Bhd	37,100	36,298
DRB-Hicom Bhd	40,200	21,324
Dufu Technology Corp. Bhd	6,800	6,917
Duopharma Biotech Bhd	7,700	2,776
Eastern & Oriental Bhd	43,200	5,329
Eco World Development Group Bhd(1)	10,900	1,659
Eco World International Bhd(1)	10,600	1,936
Ekovest Bhd	37,000	5,705
FGV Holdings Bhd(1)	68,000	18,661
Fraser & Neave Holdings Bhd	3,000	21,865
Frontken Corp. Bhd	23,900	12,982
Gamuda Bhd	73,200	57,476
Genting Bhd	34,000	39,923
Genting Malaysia Bhd	78,300	53,753
Genting Plantations Bhd	3,100	7,368
Globetronics Technology Bhd	24,900	12,361
HAP Seng Consolidated Bhd	3,000	6,377
Hartalega Holdings Bhd	20,900	30,747
Hengyuan Refining Co. Bhd(1)	4,600	3,927
Hibiscus Petroleum Bhd(1)	49,400	8,935
Hong Leong Bank Bhd	3,000	10,911
Hong Leong Financial Group Bhd	1,900	6,896
Hong Leong Industries Bhd	3,000	6,645
Hup Seng Industries Bhd	11,000	2,364
IHH Healthcare Bhd	9,200	12,496
IJM Corp. Bhd	51,500	23,804
Inari Amertron Bhd	46,300	15,702
IOI Corp. Bhd	9,200	9,100
Iskandar Waterfront City Bhd(1)	4,800	727
KNM Group Bhd(1)	86,500	4,552
Kossan Rubber Industries	9,200	10,479
KPJ Healthcare Bhd	51,100	11,714
Kuala Lumpur Kepong Bhd	3,000	15,480
LBS Bina Group Bhd	24,100	2,659
Lotte Chemical Titan Holding Bhd	12,300	4,610
Mah Sing Group Bhd	49,400	7,943
Malakoff Corp. Bhd	48,200	9,998
Malayan Banking Bhd	36,000	72,095
Malaysia Airports Holdings Bhd	9,200	14,436
Malaysia Building Society Bhd	37,000	6,775
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	3,149
Malaysian Pacific Industries Bhd	3,500	9,067
Malaysian Resources Corp. Bhd	86,500	11,694

25

	Shares	Value
Matrix Concepts Holdings Bhd	7,000	$3,227
Maxis Bhd	24,700	31,816
MBM Resources Bhd	6,100	5,127
Mega First Corp. Bhd	13,200	15,917
MISC Bhd	20,800	37,440
MNRB Holdings Bhd	10,700	2,416
Muhibbah Engineering M Bhd	18,200	6,938
My EG Services Bhd	21,700	5,800
OSK Holdings Bhd	42,200	9,310
Padini Holdings Bhd	9,200	6,590
Paramount Corp. Bhd	16,000	4,897
PESTECH International Bhd(1)	24,700	6,914
Petron Malaysia Refining & Marketing Bhd	2,900	3,160
Petronas Chemicals Group Bhd	26,400	33,890
Petronas Dagangan Bhd	4,800	25,933
Petronas Gas Bhd	3,000	11,860
Pos Malaysia Bhd	5,700	1,556
Power Root Bhd	5,800	3,068
PPB Group Bhd	3,000	12,853
Press Metal Aluminium Holdings Bhd	15,400	17,067
Public Bank Bhd	19,500	79,101
QL Resources Bhd	15,800	30,587
Ranhill Holdings Bhd	24,700	5,537
RHB Bank Bhd	31,800	41,940
Sam Engineering & Equipment M Bhd	3,100	5,484
Sapura Energy Bhd	211,700	9,358
Sarawak Oil Palms Bhd	15,500	12,204
SEG International Bhd	12,300	1,838
Serba Dinamik Holdings Bhd	12,810	6,756
Sime Darby Bhd	58,500	27,753
Sime Darby Plantation Bhd	26,500	31,369
Sime Darby Property Bhd	49,400	9,084
SKP Resources Bhd	30,900	9,747
SP Setia Bhd Group	21,600	6,550
Sunway Bhd	49,248	20,678
Supermax Corp. Bhd	18,784	7,014
Ta Ann Holdings Bhd(1)	12,300	8,788
TA Enterprise Bhd	49,400	6,919
Taliworks Corp. Bhd	34,000	6,670
Telekom Malaysia Bhd	37,000	32,476
Tenaga Nasional Bhd	79,700	228,758
TIME dotCom Bhd	6,100	13,503
Top Glove Corp. Bhd	12,300	16,356
Tropicana Corp. Bhd(1)	19,600	4,068
Uchi Technologies Bhd	9,500	6,005
UEM Sunrise Bhd(1)	55,600	7,840
Unisem M Bhd	15,400	7,384

26

	Shares	Value
UOA Development Bhd	28,900	$13,368
Velesto Energy Bhd(1)	118,100	8,454
ViTrox Corp. Bhd	3,000	5,991
VS Industry Bhd	68,000	20,809
Wah Seong Corp. Bhd(1)	15,600	4,291
WCT Holdings Bhd(1)	49,400	7,657
Westports Holdings Bhd	21,400	17,460
Yinson Holdings Bhd	6,100	10,349
YTL Corp. Bhd	43,200	8,660
		2,001,063
Mexico — 2.9%
Alfa SAB de CV, Series A	89,520	57,624
Alsea SAB de CV(1)	34,976	71,132
America Movil SAB de CV, Class L ADR	19,357	307,389
Arca Continental SAB de CV	3,540	19,514
Banco del Bajio SA	35,454	55,515
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	16,758	108,089
Bolsa Mexicana de Valores SAB de CV	5,316	11,292
Cemex SAB de CV ADR	4,254	13,953
Coca-Cola Femsa SAB de CV	7,086	39,658
Consorcio ARA SAB de CV(2)	17,724	3,215
Controladora Vuela Cia de Aviacion SAB de CV ADR(1)	6,006	60,360
Corp. Inmobiliaria Vesta SAB de CV	34,920	55,512
Credito Real SAB de CV SOFOM ER	17,724	18,811
El Puerto de Liverpool SAB de CV, Class C1	3,540	16,726
Fomento Economico Mexicano SAB de CV ADR	1,272	103,528
Genomma Lab Internacional SAB de CV, Class B(1)	46,440	47,660
Gentera SAB de CV	56,724	54,583
Gruma SAB de CV, B Shares	11,494	110,934
Grupo Aeromexico SAB de CV(1)(2)	13,942	8,401
Grupo Aeroportuario del Centro Norte SAB de CV ADR	2,424	126,242
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,189	128,864
Grupo Aeroportuario del Sureste SAB de CV ADR	246	41,082
Grupo Bimbo SAB de CV, Series A	15,954	24,065
Grupo Carso SAB de CV	3,540	9,867
Grupo Cementos de Chihuahua SAB de CV	1,770	8,783
Grupo Comercial Chedraui SA de CV	9,750	13,375
Grupo Financiero Banorte SAB de CV	59,798	326,955
Grupo Financiero Inbursa SAB de CV	42,720	46,338
Grupo GICSA SAB de CV(1)(2)	16,780	5,618
Grupo Industrial Saltillo SAB de CV	12,310	13,440
Grupo Mexico SAB de CV, Series B	60,742	143,530
Grupo Rotoplas SAB de CV(1)(2)	1,888	1,423
Grupo Televisa SAB ADR	8,979	84,403
Grupo Traxion SAB de CV(1)	18,550	14,363
Hoteles City Express SAB de CV(1)(2)	12,346	7,483
Industrias Bachoco SAB de CV	6,204	22,401

27

	Shares	Value
Industrias Penoles SAB de CV	2,978	$26,786
Infraestructura Energetica Nova SAB de CV	8,862	38,900
Kimberly-Clark de Mexico SAB de CV, A Shares	44,254	84,245
La Comer SAB de CV(1)	26,176	30,986
Megacable Holdings SAB de CV	13,290	44,631
Orbia Advance Corp. SAB de CV	11,520	22,679
Promotora y Operadora de Infraestructura SAB de CV	4,664	45,695
Qualitas Controladora SAB de CV	11,520	49,456
Regional SAB de CV	12,408	69,028
Telesites SAB de CV(1)	24,816	18,874
Unifin Financiera SAB de CV	7,086	11,009
Wal-Mart de Mexico SAB de CV	47,502	133,724
		2,758,141
Peru — 0.3%
Cia de Minas Buenaventura SAA ADR	14,916	166,313
Credicorp Ltd.	684	123,989
Southern Copper Corp.	868	29,208
		319,510
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	15,420	12,814
Aboitiz Power Corp.	32,400	17,598
AgriNurture, Inc.(1)	3,700	534
Alliance Global Group, Inc.(1)	74,000	14,593
Ayala Corp.	3,370	43,739
Ayala Land, Inc.	94,600	72,634
Ayalaland Logistics Holdings Corp.(1)	28,000	1,098
Bank of the Philippine Islands	18,160	26,446
BDO Unibank, Inc.	25,220	68,531
Cebu Air, Inc.	15,270	22,053
CEMEX Holdings Philippines, Inc.(1)	20,000	541
Chelsea Logistics and Infrastructure Holdings Corp.(1)	59,800	4,189
Cosco Capital, Inc.	124,900	15,273
D&L Industries, Inc.	46,800	6,648
DMCI Holdings, Inc.	107,600	11,162
DoubleDragon Properties Corp.(1)	20,000	6,640
East West Banking Corp.(1)	38,300	8,281
Filinvest Land, Inc.	336,000	8,118
First Gen Corp.	70,600	25,551
Ginebra San Miguel, Inc.	4,700	3,209
Global Ferronickel Holdings, Inc.(1)	217,000	4,153
Globe Telecom, Inc.	660	23,080
GT Capital Holdings, Inc.	1,320	18,253
International Container Terminal Services, Inc.	32,410	66,954
JG Summit Holdings, Inc.	62,350	82,944
Jollibee Foods Corp.	2,000	6,679
Manila Electric Co.	4,000	21,209
Manila Water Co., Inc.	15,000	3,441

28

	Shares	Value
Max's Group, Inc.	30,200	$5,205
Megaworld Corp.	236,800	15,830
Metro Pacific Investments Corp.	338,000	20,312
Metropolitan Bank & Trust Co.	30,400	33,502
Nickel Asia Corp.	132,000	5,609
Petron Corp.	99,700	6,556
Pilipinas Shell Petroleum Corp.	13,200	6,641
PLDT, Inc. ADR	1,662	31,578
Puregold Price Club, Inc.	30,300	21,978
Robinsons Land Corp.	77,000	31,914
Security Bank Corp.	8,040	24,240
Semirara Mining & Power Corp.	50,200	18,990
SM Investments Corp.	2,000	38,276
SM Prime Holdings, Inc.	46,800	35,101
Universal Robina Corp.	11,400	31,930
Vista Land & Lifescapes, Inc.	171,400	21,083
		945,110
Poland — 0.9%
AmRest Holdings SE(1)	2,596	26,484
Asseco Poland SA	672	10,437
Bank Millennium SA(1)	12,481	15,414
Bank Polska Kasa Opieki SA	1,626	36,693
CCC SA	488	8,963
CD Projekt SA	528	37,679
Cyfrowy Polsat SA	4,254	27,478
Dino Polska SA(1)	1,221	44,818
Enea SA(1)	9,348	13,404
Eurocash SA	4,034	18,730
Famur SA	13,362	8,881
Grupa Azoty SA(1)	1,952	10,134
Grupa Lotos SA	2,813	42,772
Jastrzebska Spolka Weglowa SA	2,112	7,322
KGHM Polska Miedz SA(1)	4,805	87,429
KRUK SA	828	29,171
LPP SA	30	53,126
Lubelski Wegiel Bogdanka SA	846	3,553
mBank SA(1)	240	18,261
Orange Polska SA(1)	34,812	55,188
PGE Polska Grupa Energetyczna SA(1)	5,280	6,067
PKP Cargo SA	1,272	4,108
PLAY Communications SA	1,380	10,782
Polski Koncern Naftowy ORLEN SA	5,254	79,182
Polskie Gornictwo Naftowe i Gazownictwo SA	36,469	29,918
Powszechna Kasa Oszczednosci Bank Polski SA	8,508	68,130
Powszechny Zaklad Ubezpieczen SA	7,987	71,458
Santander Bank Polska SA	246	15,905
Tauron Polska Energia SA(1)	21,768	6,149

29

	Shares	Value
Warsaw Stock Exchange	846	$8,208
		855,844
Russia — 3.6%
Gazprom PJSC ADR	84,789	515,388
Globaltrans Investment plc GDR	7,629	56,929
LUKOIL PJSC ADR	8,122	706,153
Magnit PJSC GDR	7,862	87,527
Mail.ru Group Ltd. GDR(1)	846	16,448
Mechel PJSC ADR(1)(2)	851	1,991
MMC Norilsk Nickel PJSC ADR	19,674	596,009
Mobile TeleSystems PJSC ADR	15,369	149,079
Novatek PJSC GDR	530	76,818
Novolipetsk Steel PJSC GDR	1,566	29,859
PhosAgro PJSC GDR	4,464	49,663
Rosneft Oil Co. PJSC GDR	19,717	120,121
Sberbank of Russia PJSC ADR (London)	25,510	361,820
Severstal PJSC GDR	3,222	39,238
Tatneft PJSC ADR	7,138	427,868
TMK PJSC GDR	5,388	16,149
VTB Bank PJSC GDR	56,262	72,012
X5 Retail Group NV GDR	2,160	67,537
		3,390,609
South Africa — 5.1%
Absa Group Ltd.	19,605	167,920
Adcock Ingram Holdings Ltd.	2,160	5,611
Advtech Ltd.	16,518	9,828
AECI Ltd.	5,208	34,671
African Oxygen Ltd.	6,450	7,855
African Rainbow Minerals Ltd.	3,792	33,012
Afrimat Ltd.	4,500	8,154
Alexander Forbes Group Holdings Ltd.	40,662	12,256
Anglo American Platinum Ltd.	794	54,670
AngloGold Ashanti Ltd. ADR	12,722	221,999
Aspen Pharmacare Holdings Ltd.(1)	8,508	55,891
Astral Foods Ltd.	2,052	24,739
AVI Ltd.	8,580	40,265
Barloworld Ltd.	11,376	59,577
Bid Corp. Ltd.	6,034	109,682
Bidvest Group Ltd. (The)	5,916	70,246
Brait SE(1)(2)	22,567	9,347
Capitec Bank Holdings Ltd.	492	41,492
Cashbuild Ltd.	780	8,072
Clicks Group Ltd.	6,609	102,004
Coronation Fund Managers Ltd.	6,450	16,508
DataTec Ltd.	9,996	19,659
Dis-Chem Pharmacies Ltd.(2)	6,696	9,273
Discovery Ltd.(2)	5,070	31,124

30

	Shares	Value
DRDGOLD Ltd.	23,610	$15,149
EPP NV	22,296	22,736
Exxaro Resources Ltd.	8,436	62,048
Famous Brands Ltd.	2,586	9,180
FirstRand Ltd.	48,181	171,158
Foschini Group Ltd. (The)	4,038	32,176
Gold Fields Ltd. ADR	44,472	263,719
Harmony Gold Mining Co. Ltd. ADR(1)	25,468	86,591
Impala Platinum Holdings Ltd.(1)	32,706	264,690
Imperial Logistics Ltd.	4,290	12,883
Investec Ltd.	7,620	39,547
JSE Ltd.	2,796	18,025
Kumba Iron Ore Ltd.(2)	1,770	33,079
Liberty Holdings Ltd.(2)	6,912	41,594
Life Healthcare Group Holdings Ltd.	41,514	58,609
Massmart Holdings Ltd.	3,150	9,316
Metair Investments Ltd.	13,824	18,363
MiX Telematics Ltd. ADR	600	7,962
Momentum Metropolitan Holdings	46,830	54,701
Motus Holdings Ltd.	7,182	33,795
Mr Price Group Ltd.	4,074	40,208
MTN Group Ltd.	43,314	204,872
MultiChoice Group(1)	12,841	75,360
Murray & Roberts Holdings Ltd.	9,426	5,618
Nampak Ltd.(1)	21,660	4,637
Naspers Ltd., N Shares ADR(2)	13,580	423,289
Nedbank Group Ltd.	7,506	87,451
NEPI Rockcastle plc	12,480	91,590
Netcare Ltd.	20,100	24,071
Northam Platinum Ltd.(1)	9,751	69,343
Oceana Group Ltd.	2,940	10,479
Old Mutual Ltd.	78,246	79,044
Peregrine Holdings Ltd.	7,584	8,771
Pick n Pay Stores Ltd.	9,012	32,805
PPC Ltd.(1)	77,394	7,439
Rand Merchant Investment Holdings Ltd.	16,056	26,479
Raubex Group Ltd.	6,840	9,218
Remgro Ltd.	10,428	107,089
Reunert Ltd.	6,984	25,141
RMB Holdings Ltd.	11,412	51,825
Royal Bafokeng Platinum Ltd.(1)	5,598	18,080
Sanlam Ltd.	23,646	101,508
Sappi Ltd.(1)	14,496	27,136
Sasol Ltd. ADR	7,440	91,884
Shoprite Holdings Ltd.(2)	9,462	68,217
Sibanye Stillwater Ltd. ADR(1)(2)	19,200	162,432
SPAR Group Ltd. (The)	5,329	57,935

31

	Shares	Value
Standard Bank Group Ltd.(2)	20,482	$196,633
Sun International Ltd.(1)	4,962	10,086
Super Group Ltd.(1)	7,374	10,118
Telkom SA SOC Ltd.	15,138	25,917
Tiger Brands Ltd.	3,461	34,034
Trencor Ltd.(1)	7,122	3,945
Truworths International Ltd.	11,166	32,794
Tsogo Sun Gaming Ltd.	16,872	9,958
Vodacom Group Ltd.(2)	12,756	91,614
Wilson Bayly Holmes-Ovcon Ltd.	2,832	17,925
Woolworths Holdings Ltd.	5,742	13,477
Zeder Investments Ltd.	55,770	15,409
		4,783,007
South Korea — 12.9%
Advanced Process Systems Corp.	574	12,815
AfreecaTV Co. Ltd.	344	15,751
Ahnlab, Inc.	154	6,834
AK Holdings, Inc.	195	3,914
Amorepacific Corp.	195	26,228
AMOREPACIFIC Group	216	11,178
Anterogen Co. Ltd.(1)	27	736
Aprogen KIC, Inc.(1)	542	1,081
Asiana Airlines, Inc.(1)	7,689	25,676
BGF retail Co. Ltd.	167	20,854
BH Co. Ltd.(1)	865	13,073
Binex Co. Ltd.(1)	318	1,833
BNK Financial Group, Inc.	12,009	60,975
Boditech Med, Inc.	178	1,749
Boryung Pharmaceutical Co. Ltd.	741	7,421
Celltrion Healthcare Co. Ltd.(1)	281	15,419
Celltrion, Inc.(1)	492	68,757
Cheil Worldwide, Inc.	958	15,435
Chongkundang Holdings Corp.	69	6,096
Chunbo Co. Ltd.	124	6,749
CJ CGV Co. Ltd.(1)	247	4,926
CJ CheilJedang Corp.	123	24,927
CJ Corp.	360	24,142
CJ ENM Co. Ltd.	154	16,117
CJ Freshway Corp.	340	5,974
CJ Logistics Corp.(1)	121	13,348
CMG Pharmaceutical Co. Ltd.(1)	455	1,369
Com2uSCorp	123	9,968
Cosmax, Inc.	123	7,586
Coway Co. Ltd.	1,071	61,110
COWELL FASHION Co. Ltd.	1,514	5,858
Cuckoo Homesys Co. Ltd.(1)	247	7,797
Daea TI Co. Ltd.	1,211	4,012

32

	Shares	Value
Daeduck Electronics Co.	927	$7,282
Daekyo Co. Ltd.	454	1,873
Daelim Industrial Co. Ltd.	1,650	98,370
Daesang Corp.	644	10,466
Daewon Pharmaceutical Co. Ltd.	249	2,902
Daewoo Engineering & Construction Co. Ltd.(1)	3,245	10,966
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	42,724
Daewoong Co. Ltd.	556	4,658
Daewoong Pharmaceutical Co. Ltd.	61	5,269
Daishin Securities Co. Ltd.	1,143	8,837
Daou Data Corp.	1,050	6,471
Daou Technology, Inc.	1,795	23,797
Dawonsys Co. Ltd.	1,500	19,953
DB HiTek Co. Ltd.	3,149	62,526
DB Insurance Co. Ltd.	1,374	49,397
DGB Financial Group, Inc.	4,287	20,000
Dongjin Semichem Co. Ltd.	1,294	15,676
DongKook Pharmaceutical Co. Ltd.	102	7,073
Dongkuk Steel Mill Co. Ltd.(1)	3,097	11,919
Dongwon Development Co. Ltd.	3,197	9,995
Doosan Bobcat, Inc.	618	14,631
Doosan Heavy Industries & Construction Co. Ltd.(1)	1,452	6,077
DoubleUGames Co. Ltd.	216	7,379
Douzone Bizon Co. Ltd.	535	38,139
E-MART, Inc.	705	62,075
Easy Bio, Inc.	806	2,951
Eo Technics Co. Ltd.	92	6,788
Eugene Corp.	1,023	3,189
Eugene Investment & Securities Co. Ltd.	1,946	3,137
Eutilex Co. Ltd.(1)	21	864
F&F Co. Ltd.	92	7,150
Fila Holdings Corp.	621	19,706
Foosung Co. Ltd.	1,050	6,289
Grand Korea Leisure Co. Ltd.	494	6,930
Green Cross Corp.	56	5,189
Green Cross Holdings Corp.	230	3,303
GS Engineering & Construction Corp.	2,538	54,786
GS Holdings Corp.	2,500	85,522
GS Retail Co. Ltd.	463	13,361
Hana Financial Group, Inc.	10,814	279,211
Hana Tour Service, Inc.	185	6,532
Handok, Inc.	75	1,354
Handsome Co. Ltd.	340	6,902
Hanjin Heavy Industries & Construction Co. Ltd.(1)	358	1,234
Hanjin Kal Corp.	370	20,545
Hanjin Transportation Co. Ltd.	346	8,880
Hankook Tire & Technology Co. Ltd.	2,419	51,519

33

	Shares	Value
Hanmi Pharm Co. Ltd.	35	$7,587
Hanmi Semiconductor Co. Ltd.	526	3,805
Hanon Systems	2,173	19,009
Hansol Chemical Co. Ltd.	123	9,479
Hansol Paper Co. Ltd.	1,560	16,599
Hansol Technics Co. Ltd.(1)	1,136	6,711
Hanssem Co. Ltd.	123	6,525
Hanwha Aerospace Co. Ltd.(1)	865	19,781
Hanwha Corp.	2,460	41,462
Hanwha General Insurance Co. Ltd.(1)	2,720	4,993
Hanwha Investment & Securities Co. Ltd.(1)	4,234	6,235
Hanwha Life Insurance Co. Ltd.	7,170	9,889
Hanwha Solutions Corp.	1,760	25,819
Harim Holdings Co. Ltd.	958	5,616
HDC Holdings Co. Ltd.	710	5,319
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,043	15,480
Helixmith Co. Ltd.(1)	111	5,663
Hite Jinro Co. Ltd.	432	9,498
Hotel Shilla Co. Ltd.	669	44,941
HS Industries Co. Ltd.	958	8,659
Huchems Fine Chemical Corp.	432	6,566
Hugel, Inc.(1)	30	9,358
Humedix Co. Ltd.	95	1,485
Huons Co. Ltd.	101	3,732
Huons Global Co. Ltd.	54	1,263
Hyosung Advanced Materials Corp.(1)	188	12,889
Hyosung Corp.	252	14,363
Hyosung Heavy Industries Corp.(1)	247	4,013
Hyundai Construction Equipment Co. Ltd.(1)	278	4,684
Hyundai Corp.	225	2,528
Hyundai Department Store Co. Ltd.	387	22,857
Hyundai Electric & Energy System Co. Ltd.(1)	1,038	7,554
Hyundai Elevator Co. Ltd.(1)	216	9,558
Hyundai Engineering & Construction Co. Ltd.	1,314	37,491
Hyundai Glovis Co. Ltd.	548	55,893
Hyundai Greenfood Co. Ltd.	896	6,460
Hyundai Heavy Industries Holdings Co. Ltd.	189	42,537
Hyundai Home Shopping Network Corp.	184	11,280
Hyundai Hy Communications & Network Co. Ltd.	1,145	3,051
Hyundai Livart Furniture Co. Ltd.	618	4,829
Hyundai Marine & Fire Insurance Co. Ltd.	1,863	34,540
Hyundai Merchant Marine Co. Ltd.(1)	2,472	6,617
Hyundai Mipo Dockyard Co. Ltd.	317	9,586
Hyundai Mobis Co. Ltd.	1,022	178,591
Hyundai Motor Co.	3,258	311,574
Hyundai Rotem Co. Ltd.(1)	494	5,363
Hyundai Steel Co.	1,470	28,829

34

	Shares	Value
Hyundai Wia Corp.	1,160	$37,124
ICD Co. Ltd.	580	7,973
Il Dong Pharmaceutical Co. Ltd.	131	1,474
Iljin Materials Co. Ltd.(1)	247	9,652
Ilyang Pharmaceutical Co. Ltd.	166	2,787
iMarketKorea, Inc.	2,300	17,559
InBody Co. Ltd.	424	6,860
Industrial Bank of Korea	9,720	76,677
Innocean Worldwide, Inc.	401	22,454
Innox Advanced Materials Co. Ltd.(1)	190	6,619
Inscobee, Inc.(1)	1,316	3,034
Insun ENT Co. Ltd.(1)	243	1,417
Interflex Co. Ltd.(1)	613	6,336
INTOPS Co. Ltd.	955	9,406
iNtRON Biotechnology, Inc.(1)	213	1,947
IS Dongseo Co. Ltd.	734	16,305
JB Financial Group Co. Ltd.	10,183	42,292
Jcontentree Corp.(1)	46	1,326
Jejuair Co. Ltd.(1)	299	5,016
Jusung Engineering Co. Ltd.	350	1,764
JW Holdings Corp.	833	3,466
JW Pharmaceutical Corp.	372	7,412
JYP Entertainment Corp.	401	7,079
Kakao Corp.	471	68,016
Kangwon Land, Inc.	1,503	28,363
KB Financial Group, Inc. ADR	10,560	340,771
KC Tech Co. Ltd.	276	4,123
KCC Corp.	61	8,455
KCC Glass Corp.(1)	57	1,248
KEPCO Plant Service & Engineering Co. Ltd.	340	9,371
Kginicis Co. Ltd.	834	13,646
KH Vatec Co. Ltd.(1)	337	5,764
Kia Motors Corp.	8,580	259,329
KIWOOM Securities Co. Ltd.	522	28,726
KMW Co. Ltd.(1)	154	6,280
Koentec Co. Ltd.	896	6,204
Koh Young Technology, Inc.	92	7,295
Kolmar BNH Co. Ltd.	340	7,577
Kolmar Korea Holdings Co. Ltd.	171	3,102
Kolon Corp.	300	3,544
Kolon Industries, Inc.	278	7,811
Kolon Life Science, Inc.(1)	50	761
KONA I Co. Ltd.(1)	684	10,216
Korea Aerospace Industries Ltd.	2,450	52,365
Korea Electric Power Corp. ADR	6,414	56,379
Korea Electric Terminal Co. Ltd.	185	4,969
Korea Gas Corp.	216	5,023

35

	Shares	Value
Korea Information & Communications Co. Ltd.(1)	216	$1,244
Korea Investment Holdings Co. Ltd.	1,176	61,507
Korea Line Corp.(1)	898	12,675
Korea Petrochemical Ind Co. Ltd.	184	13,129
Korea Real Estate Investment & Trust Co. Ltd.	8,500	13,457
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	657	56,144
Korea United Pharm, Inc.	123	1,592
Korea Zinc Co. Ltd.	98	33,646
Korean Air Lines Co. Ltd.(1)	1,500	28,000
Korean Reinsurance Co.	2,287	15,405
KT Skylife Co. Ltd.	1,246	7,571
Kumho Industrial Co. Ltd.	253	1,617
Kumho Petrochemical Co. Ltd.	707	35,073
Kumho Tire Co., Inc.(1)	2,101	6,335
Kwang Dong Pharmaceutical Co. Ltd.	1,298	6,099
Kyobo Securities Co. Ltd.	927	5,845
Kyung Dong Navien Co. Ltd.	120	3,660
L&F Co. Ltd.	340	6,268
LEENO Industrial, Inc.	154	10,294
LF Corp.	556	5,808
LG Chem Ltd.	456	141,300
LG Corp.	1,275	71,362
LG Display Co. Ltd. ADR(2)	10,596	61,457
LG Electronics, Inc.	4,216	210,948
LG Hausys Ltd.	489	18,665
LG HelloVision Co. Ltd.	1,041	3,754
LG Household & Health Care Ltd.	96	98,298
LG Innotek Co. Ltd.	1,149	126,195
LG International Corp.	741	6,928
LG Uplus Corp.	5,091	55,578
LIG Nex1 Co. Ltd.	340	7,329
Lotte Chemical Corp.	306	47,161
Lotte Chilsung Beverage Co. Ltd.	189	17,642
Lotte Corp.	949	22,878
LOTTE Fine Chemical Co. Ltd.	572	15,772
Lotte Non-Life Insurance Co. Ltd.(1)	4,296	5,342
Lotte Shopping Co. Ltd.	182	14,438
LS Corp.	404	12,087
LS Industrial Systems Co. Ltd.	1,041	37,577
Lutronic Corp.(1)	166	928
LVMC Holdings(1)	1,090	4,195
Mando Corp.	2,387	59,849
Medy-Tox, Inc.	30	7,347
Meerecompany, Inc.	66	1,414
MegaStudyEdu Co. Ltd.	247	8,466
Meritz Financial Group, Inc.	1,947	16,475
Meritz Fire & Marine Insurance Co. Ltd.	2,355	28,495

36

	Shares	Value
Meritz Securities Co. Ltd.	12,468	$35,637
Mirae Asset Daewoo Co. Ltd.	6,543	34,516
Mirae Asset Life Insurance Co. Ltd.	2,163	7,101
Moorim P&P Co. Ltd.	1,055	3,143
Muhak Co. Ltd.(1)	242	1,230
Namhae Chemical Corp.	369	2,127
NAVER Corp.	1,704	247,664
NCSoft Corp.	195	105,055
Neowiz(1)	1,167	16,199
NEPES Corp.	715	17,902
Netmarble Corp.(1)	154	11,340
Nexen Corp.	693	2,877
Nexen Tire Corp.	1,860	9,874
NH Investment & Securities Co. Ltd.	3,336	27,686
NHN Corp.(1)	154	8,901
NICE Holdings Co. Ltd.	494	8,431
NICE Information Service Co. Ltd.	1,050	13,548
NongShim Co. Ltd.	60	12,998
NS Shopping Co. Ltd.	927	5,651
OCI Co. Ltd.(1)	216	8,953
Orion Corp/Republic of Korea	550	43,111
Orion Holdings Corp.	587	7,024
Oscotec, Inc.(1)	168	2,861
Osstem Implant Co. Ltd.(1)	309	8,256
Pan Ocean Co. Ltd.(1)	7,988	25,115
Partron Co. Ltd.	1,236	9,393
Pearl Abyss Corp.(1)	123	18,043
Peptron, Inc.(1)	90	1,124
PHARMA RESEARCH PRODUCTS Co. Ltd.	36	1,219
PharmAbcine(1)	30	679
Poongsan Corp.	1,017	17,326
POSCO ADR	6,186	249,234
POSCO Chemical Co. Ltd.	185	8,441
Posco ICT Co. Ltd.	1,823	6,759
Posco International Corp.	3,493	43,218
Pulmuone Co. Ltd.	1,020	9,189
Reyon Pharmaceutical Co. Ltd.	81	842
RFHIC Corp.	340	8,304
S&T Motiv Co. Ltd.	463	15,142
S-1 Corp.	360	24,365
S-Oil Corp.	309	17,095
Sam Chun Dang Pharm Co. Ltd.	117	3,799
Samjin Pharmaceutical Co. Ltd.	341	6,324
SAMPYO Cement Co. Ltd.	973	2,481
Samsung Biologics Co. Ltd.(1)	65	25,163
Samsung C&T Corp.	869	76,370
Samsung Card Co. Ltd.	587	16,370

37

	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	783	$83,180
Samsung Electronics Co. Ltd. GDR	2,617	2,966,694
Samsung Engineering Co. Ltd.(1)	4,801	56,130
Samsung Fire & Marine Insurance Co. Ltd.	786	128,028
Samsung Heavy Industries Co. Ltd.(1)	6,232	30,233
Samsung Life Insurance Co. Ltd.	981	47,217
Samsung SDI Co. Ltd.	606	151,446
Samsung SDS Co. Ltd.	360	49,821
Samsung Securities Co. Ltd.	1,440	39,584
Samwha Capacitor Co. Ltd.	211	10,541
Samyang Foods Co. Ltd.	106	7,549
Sangsangin Co. Ltd.	772	4,919
SBS Media Holdings Co. Ltd.(1)	1,692	2,525
Seah Besteel Corp.	525	4,752
Seegene, Inc.(1)	432	12,902
Sejong Telecom, Inc.(1)	5,123	1,200
Seobu T&D(1)	363	2,052
Seoul Semiconductor Co. Ltd.	618	7,594
SFA Engineering Corp.	216	6,607
SFA Semicon Co. Ltd.(1)	6,605	30,284
Shinhan Financial Group Co. Ltd. ADR(2)	7,266	194,293
Shinsegae, Inc.	263	51,955
SK Chemicals Co. Ltd.	185	8,715
SK Discovery Co. Ltd.	525	9,446
SK Holdings Co. Ltd.	261	41,561
SK Hynix, Inc.	14,164	1,022,348
SK Innovation Co. Ltd.	783	73,287
SK Materials Co. Ltd.	123	15,120
SK Networks Co. Ltd.	10,440	37,642
SK Securities Co. Ltd.	12,360	5,481
SK Telecom Co. Ltd. ADR	2,268	43,568
SKC Co. Ltd.	750	32,441
SL Corp.	401	5,000
SM Entertainment Co. Ltd.(1)	278	6,595
Songwon Industrial Co. Ltd.	463	4,245
Soulbrain Co. Ltd.	522	37,588
Ssangyong Motor Co.(1)	2,905	4,451
ST Pharm Co. Ltd.(1)	124	2,991
STCUBE(1)	111	897
Suheung Co. Ltd.	124	3,807
Sung Kwang Bend Co. Ltd.	420	2,846
Sungwoo Hitech Co. Ltd.	2,998	7,579
Taewoong Co. Ltd.(1)	329	1,884
Taeyoung Engineering & Construction Co. Ltd.	865	9,396
Taihan Fiberoptics Co. Ltd.(1)	470	1,092
Telcon RF Pharmaceutical, Inc.(1)	379	1,394
TES Co. Ltd.	357	6,214

38

	Shares	Value
TK Corp.	380	$2,747
Tokai Carbon Korea Co. Ltd.	154	8,535
Tongyang Life Insurance Co. Ltd.	2,410	6,395
Tongyang, Inc.	2,830	3,287
Toptec Co. Ltd.	338	2,763
Value Added Technology Co. Ltd.	136	2,908
Vieworks Co. Ltd.	94	2,350
Webzen, Inc.(1)	566	6,859
Whanin Pharmaceutical Co. Ltd.	148	1,639
Wonik Holdings Co. Ltd.(1)	2,225	8,040
WONIK IPS Co. Ltd.(1)	340	8,849
Wonik Materials Co. Ltd.	370	7,057
Woongjin Thinkbig Co. Ltd.	957	1,923
Woori Financial Group, Inc.	16,272	130,233
Woori Investment Bank Co. Ltd.(1)	4,836	2,261
Y G-1 Co. Ltd.	226	1,023
YG Entertainment, Inc.(1)	46	1,161
Youlchon Chemical Co. Ltd.	239	2,431
Youngone Corp.	381	9,981
Yuanta Securities Korea Co. Ltd.(1)	3,369	6,573
Yuhan Corp.	64	11,411
		12,158,232
Taiwan — 13.7%
A-DATA Technology Co. Ltd.	11,000	23,675
Aaeon Technology, Inc.	1,000	2,292
AcBel Polytech, Inc.	30,000	22,489
Accton Technology Corp.	9,000	46,970
Acer, Inc.	34,000	17,921
Acter Group Corp. Ltd.	1,000	5,644
Actron Technology Corp.	1,000	3,186
Adlink Technology, Inc.	2,000	3,515
Advanced Ceramic X Corp.	1,000	9,553
Advanced International Multitech Co. Ltd.	6,000	7,168
Advanced Wireless Semiconductor Co.	1,000	2,855
Advantech Co. Ltd.	2,000	18,986
Airtac International Group	2,000	30,143
Alchip Technologies Ltd.	3,000	20,223
Alpha Networks, Inc.(1)	5,000	3,397
Altek Corp.	7,000	4,575
Amazing Microelectronic Corp.	4,000	11,537
AmTRAN Technology Co. Ltd.(1)	13,000	3,895
Apex International Co. Ltd.	6,000	10,482
Arcadyan Technology Corp.	5,061	12,540
Ardentec Corp.	23,000	19,502
ASE Technology Holding Co. Ltd. ADR	39,719	182,707
Asia Cement Corp.	63,000	90,303
Asia Optical Co., Inc.	2,000	5,355

39

	Shares	Value
Asia Pacific Telecom Co. Ltd.(1)	7,209	$1,669
Asia Polymer Corp.	16,000	7,243
Asia Vital Components Co. Ltd.	7,000	7,276
ASROCK, Inc.	3,000	9,974
Asustek Computer, Inc.	5,000	33,465
Aten International Co. Ltd.	1,000	2,762
AU Optronics Corp. ADR(2)	11,450	35,151
AURAS Technology Co. Ltd.	1,000	4,981
Aurora Corp.	1,000	2,866
AVY Precision Technology, Inc.(1)	3,000	2,827
Bank of Kaohsiung Co. Ltd.	30,000	9,631
Baotek Industrial Materials Ltd.(1)	1,000	1,222
Basso Industry Corp.	3,000	4,531
BenQ Materials Corp.	4,000	2,433
BES Engineering Corp.	71,000	16,311
Bioteque Corp.	1,000	3,787
Bizlink Holding, Inc.	3,000	18,255
Bora Pharmaceuticals Co. Ltd.	1,000	5,249
Brogent Technologies, Inc.	1,000	4,768
Capital Futures Corp.	2,000	2,840
Capital Securities Corp.	39,000	12,501
Career Technology MFG. Co. Ltd.	5,000	5,098
Casetek Holdings Ltd.	11,000	14,712
Caswell, Inc.	3,000	10,041
Catcher Technology Co. Ltd.	15,000	113,334
Cathay Financial Holding Co. Ltd.	63,000	81,626
Cayman Engley Industrial Co. Ltd.	1,000	2,500
Center Laboratories, Inc.	1,000	1,691
Central Reinsurance Co. Ltd.	13,000	8,511
Chailease Holding Co. Ltd.	5,000	18,424
Chang Hwa Commercial Bank Ltd.	63,000	47,717
Chang Wah Electromaterials, Inc.	2,000	10,405
Chang Wah Technology Co. Ltd.	7,000	6,247
Channel Well Technology Co. Ltd.	5,000	3,788
Charoen Pokphand Enterprise	5,000	10,141
Chaun-Choung Technology Corp.	1,000	7,253
CHC Healthcare Group	5,000	5,916
CHC Resources Corp.	4,000	6,437
Chenbro Micom Co. Ltd.	3,000	8,521
Cheng Loong Corp.	31,000	24,004
Cheng Shin Rubber Industry Co. Ltd.	56,000	72,345
Cheng Uei Precision Industry Co. Ltd.	5,000	5,876
Chia Chang Co. Ltd.	6,000	7,190
Chia Hsin Cement Corp.	13,000	8,411
Chicony Electronics Co. Ltd.	13,000	35,268
Chicony Power Technology Co. Ltd.	2,000	3,816
Chieftek Precision Co. Ltd.	1,000	2,873

40

	Shares	Value
Chilisin Electronics Corp.	9,000	$30,720
Chin-Poon Industrial Co. Ltd.	11,000	10,599
China Airlines Ltd.	85,000	22,383
China Bills Finance Corp.	23,000	11,498
China Chemical & Pharmaceutical Co. Ltd.	4,000	2,683
China Development Financial Holding Corp.	228,000	67,639
China General Plastics Corp.	4,000	2,512
China Life Insurance Co. Ltd.(1)	37,000	29,008
China Man-Made Fiber Corp.	49,000	11,529
China Metal Products	11,000	10,429
China Motor Corp.	6,800	7,830
China Petrochemical Development Corp.	97,000	25,257
China Steel Corp.	234,000	175,417
Chinese Maritime Transport Ltd.	6,000	5,123
Ching Feng Home Fashions Co. Ltd.(1)	7,000	7,945
Chipbond Technology Corp.	12,000	22,593
ChipMOS Technologies, Inc.	34,000	32,898
Chlitina Holding Ltd.	1,000	5,975
Chong Hong Construction Co. Ltd.	3,000	8,017
Chroma ATE, Inc.	2,000	9,088
Chung Hung Steel Corp.	24,000	6,974
Chung Hwa Pulp Corp.	10,000	3,031
Chung-Hsin Electric & Machinery Manufacturing Corp.	21,000	17,714
Chunghwa Telecom Co. Ltd. ADR(2)	3,564	125,310
Cleanaway Co. Ltd.	2,000	10,453
Clevo Co.	18,000	17,442
CMC Magnetics Corp.(1)	45,685	11,470
Co-Tech Development Corp.	8,000	9,255
Compal Electronics, Inc.	113,000	67,999
Compeq Manufacturing Co. Ltd.	49,000	59,662
Continental Holdings Corp.	9,000	3,647
Coretronic Corp.	18,000	21,518
CTBC Financial Holding Co. Ltd.	302,000	223,541
CTCI Corp.	11,000	13,344
Cyberlink Corp.	1,000	3,744
CyberTAN Technology, Inc.	16,000	7,505
D-Link Corp.(1)	5,000	2,062
DA CIN Construction Co. Ltd.	3,000	2,166
Da-Li Development Co. Ltd.	2,000	1,791
Dadi Early-Childhood Education Group Ltd.	1,000	6,779
Dafeng TV Ltd.	4,000	5,396
Darfon Electronics Corp.	5,000	5,954
Darwin Precisions Corp.	5,000	2,093
Daxin Materials Corp.	2,000	5,410
Delta Electronics, Inc.	1,000	4,527
Depo Auto Parts Ind Co. Ltd.	4,000	6,871
DFI, Inc.	1,000	2,566

41

	Shares	Value
Double Bond Chemical Industry Co. Ltd.	3,000	$6,801
Dynapack International Technology Corp.	7,000	13,113
E-LIFE MALL Corp.	4,000	8,738
E.Sun Financial Holding Co. Ltd.	134,000	126,549
Eastern Media International Corp.	3,000	1,143
Eclat Textile Co. Ltd.	3,000	35,156
ECOVE Environment Corp.	1,000	7,227
Egis Technology, Inc.	1,000	6,755
Elan Microelectronics Corp.	14,000	37,709
Elite Advanced Laser Corp.	4,000	8,970
Elite Material Co. Ltd.	3,000	11,488
Elite Semiconductor Memory Technology, Inc.	14,000	15,393
Elitegroup Computer Systems Co. Ltd.(1)	11,000	3,986
eMemory Technology, Inc.	1,000	10,117
Epistar Corp.(1)	25,000	22,881
Eson Precision Ind Co. Ltd.	5,000	5,322
Eternal Materials Co. Ltd.	34,000	29,889
Eva Airways Corp.	74,000	28,735
Everest Textile Co. Ltd.(1)	3,000	786
Evergreen International Storage & Transport Corp.	23,000	10,345
Evergreen Marine Corp. Taiwan Ltd.(1)	64,190	23,847
Everlight Chemical Industrial Corp.	7,000	3,386
Everlight Electronics Co. Ltd.	8,000	8,170
Excelsior Medical Co. Ltd.	2,000	3,453
Far Eastern Department Stores Ltd.	46,000	35,776
Far Eastern International Bank	82,000	31,678
Far Eastern New Century Corp.	63,000	57,787
Far EasTone Telecommunications Co. Ltd.	26,000	56,326
Faraday Technology Corp.	2,000	2,815
Farglory Land Development Co. Ltd.	13,000	15,955
Federal Corp.(1)	13,000	4,829
Feng Hsin Steel Co. Ltd.	10,000	17,778
Feng TAY Enterprise Co. Ltd.	4,000	21,972
Firich Enterprises Co. Ltd.	3,000	3,002
First Financial Holding Co. Ltd.	119,000	91,872
First Steamship Co. Ltd.	24,000	7,025
Fitipower Integrated Technology, Inc.	4,000	4,105
FLEXium Interconnect, Inc.	3,000	10,870
Flytech Technology Co. Ltd.	1,000	2,411
FocalTech Systems Co. Ltd.(1)	19,000	18,229
Forest Water Environment Engineering Co. Ltd.	1,000	1,525
Formosa Advanced Technologies Co. Ltd.	8,000	10,341
Formosa Chemicals & Fibre Corp.	16,000	42,852
Formosa International Hotels Corp.	1,000	4,790
Formosa Petrochemical Corp.	5,000	13,935
Formosa Plastics Corp.	17,000	50,017
Formosa Sumco Technology Corp.	2,000	9,086

42

	Shares	Value
Formosa Taffeta Co. Ltd.	15,000	$16,423
Formosan Rubber Group, Inc.	22,000	13,297
Formosan Union Chemical	6,650	3,301
Foxconn Technology Co. Ltd.	12,000	22,925
Foxsemicon Integrated Technology, Inc.	4,000	20,993
Fubon Financial Holding Co. Ltd.	63,000	90,840
Fulltech Fiber Glass Corp.	11,000	4,247
Fusheng Precision Co. Ltd.	2,000	12,442
Gamania Digital Entertainment Co. Ltd.	3,000	5,520
GCS Holdings, Inc.	1,000	2,078
GEM Services, Inc.	1,000	1,833
Gemtek Technology Corp.(1)	4,000	2,936
General Interface Solution Holding Ltd.	5,000	15,763
Genius Electronic Optical Co. Ltd.	1,079	17,364
Getac Technology Corp.	14,000	22,451
Giant Manufacturing Co. Ltd.	2,000	10,617
Giantplus Technology Co. Ltd.(1)	6,000	2,283
Gigabyte Technology Co. Ltd.	5,000	8,408
Gigasolar Materials Corp.(1)	1,000	3,825
Global Brands Manufacture Ltd.	17,000	7,686
Global Lighting Technologies, Inc.	1,000	4,073
Global PMX Co. Ltd.	1,000	4,781
Globalwafers Co. Ltd.	4,000	52,312
Globe Union Industrial Corp.	13,000	6,964
Gloria Material Technology Corp.	8,000	4,391
Gold Circuit Electronics Ltd.(1)	20,000	9,253
Golden Friends Corp.	1,000	1,971
Goldsun Building Materials Co. Ltd.	30,000	12,510
Gourmet Master Co. Ltd.	2,000	6,025
Grand Ocean Retail Group Ltd.	3,000	2,108
Grand Pacific Petrochemical(1)	30,000	15,963
Grape King Bio Ltd.	1,000	7,166
Great China Metal Industry	9,000	6,813
Greatek Electronics, Inc.	12,000	18,473
GTM Holdings Corp.	7,000	5,103
Gudeng Precision Industrial Co. Ltd.	3,113	16,545
Hannstar Board Corp.	15,000	17,319
HannStar Display Corp.	62,000	13,132
HannsTouch Solution, Inc.(1)	28,000	9,893
Highwealth Construction Corp.	6,000	8,778
HIM International Music, Inc.	1,000	3,621
Hiroca Holdings Ltd.	3,000	5,577
Ho Tung Chemical Corp.	51,000	13,128
Holiday Entertainment Co. Ltd.	4,000	8,580
Holtek Semiconductor, Inc.	2,000	4,284
Holy Stone Enterprise Co. Ltd.	7,000	21,955
Hon Hai Precision Industry Co. Ltd.	202,000	518,212
43

	Shares	Value
Hong Pu Real Estate Development Co. Ltd.	11,000	$8,348
Hota Industrial Manufacturing Co. Ltd.	1,000	3,658
Hotai Motor Co. Ltd.	2,000	40,390
Hsin Kuang Steel Co. Ltd.	2,000	1,892
Hsin Yung Chien Co. Ltd.	1,000	2,677
Hsing TA Cement Co.	12,000	6,573
HTC Corp.	7,000	7,752
Hu Lane Associate, Inc.	1,000	2,544
Hua Nan Financial Holdings Co. Ltd.	96,000	67,358
Huaku Development Co. Ltd.	2,000	5,613
Huang Hsiang Construction Corp.	3,000	3,202
Hung Ching Development & Construction Co. Ltd.	7,000	4,507
Hung Sheng Construction Ltd.(1)	1,600	1,061
Huxen Corp.	3,000	5,148
I-Sheng Electric Wire & Cable Co. Ltd.	5,000	7,251
Ibase Technology, Inc.	1,000	1,419
IBF Financial Holdings Co. Ltd.	43,040	15,992
Ichia Technologies, Inc.	18,000	8,467
IEI Integration Corp.	3,000	4,502
Innodisk Corp.	4,000	23,156
Innolux Corp.	93,000	23,628
Intai Technology Corp.	2,000	7,637
International CSRC Investment Holdings Co.	19,000	16,640
International Games System Co. Ltd.	1,000	20,046
Inventec Corp.	30,000	22,652
Iron Force Industrial Co. Ltd.	3,000	8,774
ITE Technology, Inc.	4,000	5,649
ITEQ Corp.	2,000	9,181
Jih Sun Financial Holdings Co. Ltd.	35,000	11,439
Jourdeness Group Ltd.	1,000	2,842
KEE TAI Properties Co. Ltd.	28,000	10,202
Kenda Rubber Industrial Co. Ltd.	20,000	18,271
Kindom Development Co. Ltd.	30,000	25,278
King Slide Works Co. Ltd.	1,000	11,380
King Yuan Electronics Co. Ltd.	52,000	54,491
King's Town Bank Co. Ltd.	11,000	13,178
Kingpak Technology, Inc.	1,000	5,688
Kinik Co.	2,000	4,033
Kinpo Electronics	24,000	10,222
Kinsus Interconnect Technology Corp.	8,000	13,093
KMC Kuei Meng International, Inc.	1,000	3,221
KS Terminals, Inc.	1,000	1,298
Kung Long Batteries Industrial Co. Ltd.	3,000	14,527
Kuoyang Construction Co. Ltd.	5,000	2,601
L&K Engineering Co. Ltd.	3,000	2,763
Lanner Electronics, Inc.	1,000	1,944
Lealea Enterprise Co. Ltd.	17,000	4,842

44

	Shares	Value
Lelon Electronics Corp.	3,000	$3,511
Lemtech Holdings Co. Ltd.	1,000	3,049
Lextar Electronics Corp.	25,000	12,555
Li Cheng Enterprise Co. Ltd.	1,000	1,215
Li Peng Enterprise Co. Ltd.	14,000	2,986
Lian HWA Food Corp.	2,000	2,695
Lien Hwa Industrial Holdings Corp.	6,000	7,447
Lion Travel Service Co. Ltd.	1,000	2,274
Lite-On Technology Corp.	67,000	94,755
Long Bon International Co. Ltd.	4,800	2,192
Longchen Paper & Packaging Co. Ltd.	6,000	3,525
Longwell Co.	6,000	11,630
Lotes Co. Ltd.	3,000	28,488
Lung Yen Life Service Corp.	7,000	13,926
Macauto Industrial Co. Ltd.	4,000	9,804
Machvision, Inc.	1,000	11,726
Macronix International	32,000	33,478
Makalot Industrial Co. Ltd.	1,000	4,856
Marketech International Corp.	2,000	4,881
Mechema Chemicals International Corp.	2,000	3,849
MediaTek, Inc.	1,000	11,553
Mega Financial Holding Co. Ltd.	98,000	103,453
Mercuries & Associates Holding Ltd.(1)	6,000	4,221
Mercuries Life Insurance Co. Ltd.(1)	17,000	6,400
Micro-Star International Co. Ltd.	7,000	20,689
Microbio Co. Ltd.(1)	6,000	2,838
Mirle Automation Corp.	5,000	5,712
Mitac Holdings Corp.	15,000	16,313
MOSA Industrial Corp.	1,000	1,126
Nak Sealing Technologies Corp.	3,000	6,583
Namchow Holdings Co. Ltd.	9,000	14,440
Nan Kang Rubber Tire Co. Ltd.	3,000	4,200
Nan Liu Enterprise Co. Ltd.	1,000	5,682
Nan Pao Resins Chemical Co. Ltd.	1,000	5,062
Nan Ya Plastics Corp.	37,000	81,632
Nan Ya Printed Circuit Board Corp.(1)	3,000	5,031
Nantex Industry Co. Ltd.	11,000	10,940
Nanya Technology Corp.	30,000	73,138
Newmax Technology Co. Ltd.(1)	1,000	2,317
Nichidenbo Corp.	5,000	8,227
Nien Made Enterprise Co. Ltd.	3,000	23,413
Novatek Microelectronics Corp.	9,000	57,015
Nuvoton Technology Corp.	2,000	2,665
O-Bank Co. Ltd.(1)	42,000	10,373
Ocean Plastics Co. Ltd.(1)	2,000	1,922
On-Bright Electronics, Inc.	1,000	7,279
OptoTech Corp.	13,000	9,253

45

	Shares	Value
Orient Semiconductor Electronics Ltd.(1)	26,000	$10,706
Oriental Union Chemical Corp.	8,000	5,183
P-Duke Technology Co. Ltd.	2,000	4,533
Pacific Hospital Supply Co. Ltd.	1,000	2,471
Paiho Shih Holdings Corp.	1,000	1,324
Pan Jit International, Inc.	16,000	12,304
Pan-International Industrial Corp.	14,000	8,778
Parade Technologies Ltd.	1,000	21,452
Pegatron Corp.	58,000	117,584
PharmaEngine, Inc.	1,000	1,967
PharmaEssentia Corp.(1)	1,000	3,299
Pharmally International Holding Co. Ltd.	1,282	8,611
Phison Electronics Corp.	1,000	10,689
Pixart Imaging, Inc.	3,000	17,884
Polytronics Technology Corp.	2,000	4,078
Pou Chen Corp.	61,000	67,179
Power Wind Health Industry, Inc.	1,000	5,565
Powertech Technology, Inc.	37,000	119,607
Poya International Co. Ltd.	1,000	15,520
President Chain Store Corp.	6,000	58,194
President Securities Corp.	37,000	16,552
Prince Housing & Development Corp.	43,000	15,089
Promate Electronic Co. Ltd.	2,000	2,218
Prosperity Dielectrics Co. Ltd.	3,000	5,652
Qisda Corp.	15,000	9,080
QST International Corp.	2,000	3,868
Quanta Computer, Inc.	18,000	36,152
Quanta Storage, Inc.	12,000	11,954
Radiant Opto-Electronics Corp.	2,000	6,294
Radium Life Tech Co. Ltd.	24,000	7,841
Realtek Semiconductor Corp.	4,000	28,840
Rechi Precision Co. Ltd.	2,000	1,346
Rexon Industrial Corp. Ltd.	1,000	1,808
Rich Development Co. Ltd.	40,000	12,075
Ritek Corp.(1)	7,000	1,173
Roo Hsing Co. Ltd.(1)	3,000	980
Ruentex Development Co. Ltd.(1)	20,000	26,619
Ruentex Engineering & Construction Co.	1,000	2,032
Ruentex Industries Ltd.(1)	6,000	13,084
Ruentex Materials Co. Ltd.	3,000	4,233
Sampo Corp.	17,000	10,373
San Fang Chemical Industry Co. Ltd.	13,000	9,325
San Far Property Ltd.(1)	11,000	7,184
San Shing Fastech Corp.	3,000	4,893
Sanyang Motor Co. Ltd.	6,000	4,009
Savior Lifetec Corp.(1)	7,000	5,260
SCI Pharmtech, Inc.	2,000	7,901

46

	Shares	Value
ScinoPharm Taiwan Ltd.	2,000	$1,809
SDI Corp.	5,000	9,469
Senao International Co. Ltd.	1,000	1,028
Senao Networks, Inc.	1,000	3,414
Sercomm Corp.	10,000	23,815
Sesoda Corp.	8,000	6,366
Shane Global Holding, Inc.	1,000	4,818
Shanghai Commercial & Savings Bank Ltd. (The)	38,000	62,104
Sheng Yu Steel Co. Ltd.	7,000	4,444
Shin Kong Financial Holding Co. Ltd.(1)	261,000	77,696
Shin Zu Shing Co. Ltd.	3,000	13,381
Shining Building Business Co. Ltd.(1)	19,000	5,524
Shinkong Insurance Co. Ltd.	9,000	11,389
Shinkong Synthetic Fibers Corp.	39,000	15,624
Shiny Chemical Industrial Co. Ltd.	1,000	3,040
Sigurd Microelectronics Corp.	24,063	26,332
Silergy Corp.	1,000	32,315
Simplo Technology Co. Ltd.	5,000	45,771
Sinbon Electronics Co. Ltd.	4,000	16,642
Sincere Navigation Corp.	15,060	6,549
Sinmag Equipment Corp.	1,000	3,304
Sino-American Silicon Products, Inc.	22,000	73,638
Sinon Corp.	23,000	14,575
SinoPac Financial Holdings Co. Ltd.	175,000	73,978
Sinyi Realty, Inc.	9,000	8,506
Sitronix Technology Corp.	8,000	36,765
Soft-World International Corp.	4,000	10,475
Solar Applied Materials Technology Co.(1)	3,000	2,128
Sonix Technology Co. Ltd.	4,000	4,444
Speed Tech Corp.(1)	1,000	2,298
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	2,246
Standard Foods Corp.	9,000	19,863
Sunjuice Holdings Co. Ltd.	1,000	6,491
Sunny Friend Environmental Technology Co. Ltd.	1,000	8,302
Sunonwealth Electric Machine Industry Co. Ltd.	9,000	11,418
Sunplus Technology Co. Ltd.(1)	25,000	8,717
Sunrex Technology Corp.	1,000	986
Supreme Electronics Co. Ltd.	22,000	21,942
Swancor Holding Co. Ltd.	4,000	9,779
Sweeten Real Estate Development Co. Ltd.	4,000	2,671
Syncmold Enterprise Corp.	1,000	2,726
Synnex Technology International Corp.	47,000	57,481
Systex Corp.	9,000	23,345
TA Chen Stainless Pipe	1,000	1,005
Ta Ya Electric Wire & Cable	8,000	2,580
TA-I Technology Co. Ltd.	2,750	6,240
Taichung Commercial Bank Co. Ltd.	94,000	38,023

47

	Shares	Value
TaiDoc Technology Corp.	1,000	$5,028
Taiflex Scientific Co. Ltd.	8,000	11,936
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,381
TaiMed Biologics, Inc.(1)	1,000	2,943
Taimide Tech, Inc.	1,000	1,366
Tainan Spinning Co. Ltd.	22,000	7,196
Taishin Financial Holding Co. Ltd.	133,000	61,548
TaiSol Electronics Co. Ltd.	4,000	9,936
Taisun Enterprise Co. Ltd.	4,000	3,117
Taisun Int'l Holding Corp.	1,000	4,385
Taiwan Business Bank	96,000	37,581
Taiwan Cement Corp.	112,000	153,185
Taiwan Cogeneration Corp.	6,000	6,640
Taiwan Cooperative Financial Holding Co. Ltd.	96,000	65,615
Taiwan FamilyMart Co. Ltd.	1,000	7,188
Taiwan Fertilizer Co. Ltd.	10,000	15,696
Taiwan Fire & Marine Insurance Co. Ltd.	8,000	5,406
Taiwan FU Hsing Industrial Co. Ltd.	11,000	14,663
Taiwan Glass Industry Corp.	35,000	11,471
Taiwan High Speed Rail Corp.	63,000	70,232
Taiwan Hon Chuan Enterprise Co. Ltd.	13,000	24,891
Taiwan Land Development Corp.(1)	30,000	7,081
Taiwan Mask Corp.	1,000	912
Taiwan Mobile Co. Ltd.	16,000	55,164
Taiwan Navigation Co. Ltd.	9,000	4,652
Taiwan Paiho Ltd.	4,000	8,791
Taiwan PCB Techvest Co. Ltd.	14,000	14,629
Taiwan Pulp & Paper Corp.	3,000	1,967
Taiwan Sakura Corp.	4,000	6,077
Taiwan Secom Co. Ltd.	9,000	26,156
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	58,712	3,161,054
Taiwan Shin Kong Security Co. Ltd.	7,000	8,795
Taiwan Steel Union Co. Ltd.	1,000	2,506
Taiwan Styrene Monomer	30,000	18,065
Taiwan Surface Mounting Technology Corp.	2,000	5,840
Taiwan TEA Corp.	17,000	8,798
Taiwan Union Technology Corp.	1,000	4,202
Taiyen Biotech Co. Ltd.	6,000	6,297
Tatung Co. Ltd.(1)	11,000	7,447
Teco Electric and Machinery Co. Ltd.	40,000	34,825
Test Research, Inc.	7,000	11,650
Thinking Electronic Industrial Co. Ltd.	3,000	8,080
Thye Ming Industrial Co. Ltd.	9,000	9,134
Ton Yi Industrial Corp.	34,000	11,850
Tong Hsing Electronic Industries Ltd.	6,000	28,612
Tong Yang Industry Co. Ltd.	16,000	20,076
Top Bright Holding Co. Ltd.	3,000	8,791

48

	Shares	Value
TOPBI International Holdings Ltd.	3,446	$8,302
Topco Scientific Co. Ltd.	4,000	13,378
Topkey Corp.	2,000	7,915
TPK Holding Co. Ltd.(1)	12,000	17,170
Trade-Van Information Services Co.	2,000	2,570
Transcend Information, Inc.	7,000	17,614
Tripod Technology Corp.	17,000	58,515
TSC Auto ID Technology Co. Ltd.	1,000	6,906
TSRC Corp.	5,000	3,494
Ttet Union Corp.	1,000	4,002
TTFB Co. Ltd.	1,000	7,950
TTY Biopharm Co. Ltd.	2,000	5,144
Tung Ho Steel Enterprise Corp.	10,000	7,303
Tung Thih Electronic Co. Ltd.(1)	1,000	1,769
TXC Corp.	6,000	9,242
TYC Brother Industrial Co. Ltd.	10,000	7,720
U-Ming Marine Transport Corp.	17,000	16,211
Uni-President Enterprises Corp.	47,000	112,782
Unimicron Technology Corp.	51,000	64,674
Union Bank Of Taiwan(1)	51,000	18,350
Unitech Printed Circuit Board Corp.	31,000	26,534
United Integrated Services Co. Ltd.	6,000	35,566
United Microelectronics Corp.	399,000	197,164
United Renewable Energy Co. Ltd.(1)	30,000	6,711
Universal Cement Corp.	12,000	6,954
Universal Microwave Technology, Inc.	1,000	2,543
Unizyx Holding Corp.(1)	4,000	1,999
UPC Technology Corp.	26,000	8,396
USI Corp.	43,000	16,577
Vanguard International Semiconductor Corp.	14,000	33,479
Visual Photonics Epitaxy Co. Ltd.	1,000	3,046
Vivotek, Inc.	1,000	2,694
Voltronic Power Technology Corp.	1,000	22,934
Wafer Works Corp.	8,000	8,718
Wah Lee Industrial Corp.	2,000	3,566
Walsin Lihwa Corp.	55,000	24,997
Walsin Technology Corp.	5,000	33,961
Wan Hai Lines Ltd.	24,000	13,518
Wei Chuan Foods Corp.	20,000	13,165
Weikeng Industrial Co. Ltd.	18,000	9,851
Well Shin Technology Co. Ltd.	5,000	7,628
Win Semiconductors Corp.	3,000	26,355
Winbond Electronics Corp.	98,000	50,322
Wisdom Marine Lines Co. Ltd.(1)	16,000	14,264
Wistron Corp.	100,000	87,427
Wistron Information Technology & Services Corp.	1,000	2,678
Wiwynn Corp.	5,000	115,642

49

	Shares	Value
Wowprime Corp.	2,000	$4,327
WPG Holdings Ltd.	36,000	45,571
WT Microelectronics Co. Ltd.	11,000	13,607
WUS Printed Circuit Co. Ltd.	10,000	10,277
XinTec, Inc.(1)	1,000	2,787
Xxentria Technology Materials Corp.	4,000	8,108
Yageo Corp.	4,000	52,261
Yang Ming Marine Transport Corp.(1)	35,000	7,844
YC INOX Co. Ltd.	17,000	14,240
Yem Chio Co. Ltd.	5,000	1,757
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,958
YFY, Inc.	60,000	27,491
Yieh Phui Enterprise Co. Ltd.	51,000	15,173
Youngtek Electronics Corp.	5,000	7,888
Yuanta Financial Holding Co. Ltd.	202,000	126,296
Yulon Motor Co. Ltd.	32,000	21,165
Yungshin Construction & Development Co. Ltd.	1,000	1,068
YungShin Global Holding Corp.	3,000	4,480
Zeng Hsing Industrial Co. Ltd.	3,000	12,616
Zhen Ding Technology Holding Ltd.	12,000	44,142
Zinwell Corp.	3,000	1,658
Zippy Technology Corp.	3,000	3,501
ZongTai Real Estate Development Co. Ltd.	2,000	1,926
		12,933,528
Thailand — 2.8%
Advanced Info Service PCL NVDR	19,600	126,147
AEON Thana Sinsap Thailand PCL NVDR	3,000	13,174
Airports of Thailand PCL NVDR	39,000	73,752
Ananda Development PCL NVDR	26,000	1,270
AP Thailand PCL NVDR	55,300	10,676
Asia Aviation PCL NVDR(1)	33,200	1,394
Asia Sermkij Leasing PCL NVDR	10,200	7,439
B Grimm Power PCL NVDR	26,800	39,038
Bangchak Corp. PCL NVDR	32,900	25,337
Bangkok Airways PCL NVDR	28,200	4,159
Bangkok Bank PCL NVDR	21,000	88,543
Bangkok Chain Hospital PCL NVDR	21,000	8,725
Bangkok Dusit Medical Services PCL NVDR	67,900	47,793
Bangkok Expressway & Metro PCL NVDR	70,800	20,766
Bangkok Land PCL NVDR	408,300	13,194
Bangkok Life Assurance PCL NVDR	10,200	5,013
Banpu PCL NVDR	119,900	26,998
Banpu Power PCL NVDR	13,800	5,140
BCPG PCL NVDR	13,800	6,402
Beauty Community PCL NVDR	114,300	7,128
BEC World PCL NVDR(1)	70,800	9,836
Berli Jucker PCL NVDR	6,600	7,642

50

	Shares	Value
BTS Group Holdings PCL NVDR	52,800	$18,252
Bumrungrad Hospital PCL NVDR	5,700	23,225
Cal-Comp Electronics Thailand PCL NVDR	189,300	10,063
Carabao Group PCL NVDR	7,000	15,920
Central Pattana PCL NVDR	21,100	35,488
Central Plaza Hotel PCL NVDR	9,000	5,249
Central Retail Corp. PCL NVDR(1)	15,166	15,140
CH Karnchang PCL NVDR	18,000	10,912
Charoen Pokphand Foods PCL NVDR	42,000	35,617
Chularat Hospital PCL NVDR	113,400	8,974
CK Power PCL NVDR	56,700	6,798
Com7 PCL NVDR	24,500	17,252
CP ALL PCL NVDR	63,600	132,629
Diamond Building Products PCL NVDR	24,200	4,408
Dynasty Ceramic PCL NVDR	130,800	7,143
Eastern Polymer Group PCL NVDR	35,400	4,537
Eastern Water Resources Development and Management PCL NVDR	21,000	7,156
Electricity Generating PCL NVDR	2,700	23,519
Energy Absolute PCL NVDR	28,300	35,679
Erawan Group PCL (The) NVDR	66,500	7,543
Esso Thailand PCL NVDR	37,300	7,279
GFPT PCL NVDR	25,500	8,753
Gulf Energy Development PCL NVDR	3,000	15,952
Gunkul Engineering PCL NVDR	248,900	19,420
Hana Microelectronics PCL NVDR	6,600	7,010
Home Product Center PCL NVDR	115,200	46,769
Ichitan Group PCL NVDR	40,700	6,595
Indorama Ventures PCL NVDR	14,800	12,224
Intouch Holdings PCL NVDR	13,900	24,156
IRPC PCL NVDR	184,800	13,187
Italian-Thai Development PCL NVDR	234,000	8,719
Jasmine International PCL NVDR	178,500	27,385
Jay Mart PCL NVDR	36,557	7,965
JMT Network Services PCL NVDR	13,800	7,968
JWD Infologistics PCL NVDR	29,700	5,934
Kasikornbank PCL NVDR	6,600	24,922
KCE Electronics PCL NVDR	18,800	13,189
KGI Securities Thailand PCL NVDR	111,800	15,233
Khon Kaen Sugar Industry PCL NVDR	59,500	3,992
Kiatnakin Bank PCL NVDR	6,600	12,974
Krung Thai Bank PCL NVDR	67,200	30,037
Krungthai Card PCL NVDR	17,400	21,169
Land & Houses PCL NVDR	52,800	13,981
LPN Development PCL NVDR	42,000	5,647
Major Cineplex Group PCL NVDR	28,000	16,946
MBK PCL NVDR	30,000	16,901
MC Group PCL NVDR	10,900	3,272

51

	Shares	Value
MCOT PCL NVDR(1)	6,800	$1,434
Mega Lifesciences PCL NVDR	6,600	5,236
Minor International PCL NVDR	67,200	59,955
MK Restaurants Group PCL NVDR	4,600	8,853
Muangthai Capital PCL NVDR	13,800	24,959
Namyong Terminal PCL NVDR	24,400	2,676
Noble Development PCL NVDR	21,200	10,116
Nok Airlines PCL NVDR(1)	16,000	574
Origin Property PCL NVDR	39,000	6,397
Plan B Media Pcl NVDR	28,200	4,634
Polyplex Thailand PCL NVDR	20,400	7,363
Precious Shipping PCL NVDR(1)	32,400	4,733
Property Perfect PCL NVDR	308,400	6,111
PTG Energy PCL NVDR	42,000	19,204
PTT Exploration & Production PCL NVDR	24,600	83,304
PTT Global Chemical PCL NVDR	24,400	31,939
PTT PCL NVDR	166,500	205,900
Quality Houses PCL NVDR	308,400	22,233
Rajthanee Hospital PCL NVDR	16,400	11,892
Ratch Group PCL NVDR	18,400	34,393
Ratchthani Leasing PCL NVDR	60,000	9,703
Rojana Industrial Park PCL NVDR	57,400	8,012
RS PCL NVDR	13,800	4,665
Samart Corp. PCL NVDR	35,400	7,442
Sansiri PCL NVDR	361,200	8,197
Sappe PCL NVDR	2,500	1,308
SEAFCO PCL NVDR	29,100	5,165
Siam Cement PCL (The) NVDR	5,900	58,016
Siam Commercial Bank PCL (The) NVDR	10,200	28,222
Siam Future Development PCL NVDR	42,000	7,099
Siam Global House PCL NVDR	55,700	24,203
Siamgas & Petrochemicals PCL NVDR	37,600	9,419
Sikarin PCL NVDR	11,700	1,891
Sino-Thai Engineering & Construction PCL NVDR	42,000	20,402
Somboon Advance Technology PCL NVDR	13,800	5,818
SPCG PCL NVDR	33,400	18,539
Sri Trang Agro-Industry PCL NVDR	38,100	14,226
Srisawad Corp. PCL NVDR	21,000	45,277
Star Petroleum Refining PCL NVDR	42,000	10,702
STP & I PCL NVDR	52,800	7,874
Supalai PCL NVDR	56,400	29,444
Super Energy Corp. PCL NVDR	974,300	12,053
Taokaenoi Food & Marketing PCL NVDR	24,600	6,339
Thai Airways International PCL NVDR(1)	33,000	4,148
Thai Oil PCL NVDR	28,200	38,722
Thai Union Group PCL NVDR	123,600	59,585
Thai Vegetable Oil PCL NVDR	22,300	19,437

52

	Shares	Value
Thaifoods Group PCL NVDR	73,200	$7,802
Thanachart Capital PCL NVDR	6,600	11,039
Thoresen Thai Agencies PCL NVDR	94,000	8,226
Tipco Asphalt PCL NVDR	8,400	5,073
Tisco Financial Group PCL NVDR	6,600	20,615
TMB Bank PCL NVDR	234,000	8,211
TOA Paint Thailand PCL NVDR	13,500	13,282
Total Access Communication PCL NVDR	24,800	28,714
TPI Polene PCL NVDR	187,700	7,489
TPI Polene Power PCL NVDR	49,200	6,244
TQM Corp. PCL NVDR	7,000	16,145
True Corp. PCL NVDR	407,400	42,900
TTW PCL NVDR	21,600	9,573
U City PCL NVDR(1)	236,100	9,341
Unique Engineering & Construction PCL NVDR	60,200	12,194
United Paper PCL NVDR	10,100	3,026
Univentures PCL NVDR	13,100	1,330
VGI PCL NVDR	84,100	17,741
Vinythai PCL NVDR	12,100	9,049
WHA Corp. PCL NVDR	71,200	6,273
Workpoint Entertainment PCL NVDR	10,200	2,867
		2,637,597
Turkey — 0.8%
Akbank T.A.S.(1)	41,516	45,563
Aksa Akrilik Kimya Sanayii AS	9,428	12,138
Aksa Enerji Uretim AS(1)	3,263	1,881
Aksigorta AS	1,450	1,505
Alarko Holding AS	1,913	1,723
Albaraka Turk Katilim Bankasi AS(1)	14,217	3,182
Anadolu Cam Sanayii AS	2,124	1,295
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,268	8,017
Aselsan Elektronik Sanayi Ve Ticaret AS	2,515	11,189
AvivaSA Emeklilik ve Hayat AS	910	2,132
Aygaz AS	1,974	3,696
BIM Birlesik Magazalar AS	5,520	42,650
Borusan Mannesmann Boru Sanayi ve Ticaret AS	1,043	1,675
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	1,198	1,715
Cimsa Cimento Sanayi VE Ticaret AS(1)	1,380	2,058
Coca-Cola Icecek AS	1,955	14,252
Deva Holding AS(1)	2,301	3,432
Dogan Sirketler Grubu Holding AS	53,254	15,039
Dogus Otomotiv Servis ve Ticaret AS	1,064	1,667
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,668	3,504
Eregli Demir ve Celik Fabrikalari TAS	26,523	36,243
Fenerbahce Futbol AS(1)	566	1,083
Ford Otomotiv Sanayi AS	846	10,651

53

	Shares	Value
Global Yatirim Holding AS(1)	1,773	$1,001
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	2,042	1,220
Gubre Fabrikalari TAS(1)	2,526	6,954
Haci Omer Sabanci Holding AS	27,630	38,001
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,400	12,617
Is Yatirim Menkul Degerler AS	12,834	9,836
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	42,450	17,913
KOC Holding AS	6,051	17,102
Koza Altin Isletmeleri AS(1)	780	9,140
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,077	21,966
Logo Yazilim Sanayi Ve Ticaret AS(1)	197	2,427
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	610	5,280
Migros Ticaret AS(1)	2,515	8,999
Nuh Cimento Sanayi AS	3,689	5,607
Pegasus Hava Tasimaciligi AS(1)	1,966	17,175
Petkim Petrokimya Holding AS(1)	5,389	3,228
Sekerbank Turk AS(1)	9,064	1,633
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	10,890	11,573
Soda Sanayii AS	8,756	8,162
Sok Marketler Ticaret AS(1)	4,782	6,548
TAV Havalimanlari Holding AS	6,732	22,514
Tekfen Holding AS	5,916	14,521
Trakya Cam Sanayii AS	18,576	10,063
Tupras Turkiye Petrol Rafinerileri AS	1,471	24,061
Turk Hava Yollari AO(1)	18,338	36,053
Turk Traktor ve Ziraat Makineleri AS(1)	379	3,701
Turkcell Iletisim Hizmetleri AS ADR	7,634	41,682
Turkiye Garanti Bankasi AS(1)	37,291	58,923
Turkiye Halk Bankasi AS(1)	22,996	22,325
Turkiye Is Bankasi AS, C Shares(1)	31,496	29,161
Turkiye Sinai Kalkinma Bankasi AS(1)	66,120	12,120
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	372	1,838
Vestel Elektronik Sanayi ve Ticaret AS(1)	5,270	12,122
Zorlu Enerji Elektrik Uretim AS(1)	5,889	1,271
		723,027
TOTAL COMMON STOCKS (Cost $98,109,973)		93,452,133
RIGHTS†
South Korea†
HDC Hyundai Development Co-Engineering & Construction(1)	521	1,195
Thailand†
Property Perfect PCL(1)	4,350	1
TOTAL RIGHTS (Cost $—)		1,196
WARRANTS†
Malaysia†
Serba Dinamik Holdings Bhd(1)	3,660	295

54

	Shares	Value
Thailand†
BTS Group Holdings PCL(1)	4,630	$126
TOTAL WARRANTS (Cost $—)		421
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,395)	14,395	14,395
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,265,865)	1,265,865	1,265,865
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $99,390,233)		94,734,010
OTHER ASSETS AND LIABILITIES — (0.2)%		(150,869)
TOTAL NET ASSETS — 100.0%		$94,583,141

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.5%
Information Technology	16.5%
Consumer Discretionary	12.0%
Communication Services	10.0%
Materials	8.0%
Industrials	7.7%
Energy	6.8%
Consumer Staples	5.7%
Real Estate	4.3%
Utilities	3.3%
Health Care	3.0%
Cash and Equivalents*	1.2%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,154,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $2,227,306, which includes securities collateral of $961,441.

See Notes to Financial Statements.

55

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $98,124,368) — including $2,154,382 of securities on loan	$93,468,145
Investment made with cash collateral received for securities on loan, at value (cost of $1,265,865)	1,265,865
Total investment securities, at value (cost of $99,390,233)	94,734,010
Cash	1,948
Foreign currency holdings, at value (cost of $128,173)	127,690
Receivable for investments sold	423,270
Receivable for capital shares sold	4,850,230
Dividends and interest receivable	212,794
Securities lending receivable	5,040
100,354,982

Liabilities
Payable for collateral received for securities on loan	1,265,865
Payable for investments purchased	4,480,891
Accrued management fees	25,085
5,771,841

Net Assets	$94,583,141

Shares outstanding (unlimited number of shares authorized)	1,950,000

Net Asset Value Per Share	$48.50

Net Assets Consist of:
Capital paid in	$99,335,263
Distributable earnings	(4,752,122)
$94,583,141

See Notes to Financial Statements.

56

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $83,766)	$503,175
Securities lending, net	8,965
Interest	644
512,784

Expenses:
Management fees	110,008
Other expenses	292
110,300

Net investment income (loss)	402,484

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(130,239)
Foreign currency translation transactions	(39,081)
(169,320)

Change in net unrealized appreciation (depreciation) on:
Investments	(4,656,223)
Translation of assets and liabilities in foreign currencies	(6,913)
(4,663,136)

Net realized and unrealized gain (loss)	(4,832,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,429,972)

(1)	September 17, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

57

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$402,484
Net realized gain (loss)	(169,320)
Change in net unrealized appreciation (depreciation)	(4,663,136)
Net increase (decrease) in net assets resulting from operations	(4,429,972)

Distributions to Shareholders
From earnings	(322,150)

Capital Share Transactions
Proceeds from shares sold	99,335,263

Net increase (decrease) in net assets	94,583,141

Net Assets
End of period	$94,583,141

Transactions in Shares of the Fund
Sold	1,950,000

(1)	September 17, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

58

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 17, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

59

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

60

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,265,865	—	—	—	$1,265,865
Gross amount of recognized liabilities for securities lending transactions					$1,265,865

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 72% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.33%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $55,657,591 and $2,272,873, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $44,886,671. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

61

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$3,344,090	$4,266,663	—
Chile	258,380	537,759	—
China	9,102,416	20,725,169	—
Colombia	121,606	269,994	—
India	2,501,036	6,047,130	—
Indonesia	249,047	1,716,824	—
Mexico	973,910	1,784,231	—
Peru	319,510	—	—
Philippines	31,578	913,532	—
Russia	151,070	3,239,539	—
South Africa	1,257,876	3,525,131	—
South Korea	945,702	11,212,530	—
Taiwan	3,504,222	9,429,306	—
Turkey	41,682	681,345	—
Other Countries	—	6,300,855	—
Rights	—	1,196	—
Warrants	—	421	—
Temporary Cash Investments	14,395	—	—
Temporary Cash Investments - Securities Lending Collateral	1,265,865	—	—
	$24,082,385	$70,651,625	—

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7. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$99,391,468
Gross tax appreciation of investments	$3,830,116
Gross tax depreciation of investments	(8,487,574)
Net tax appreciation (depreciation) of investments	$(4,657,458)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$50.00	0.29	(1.60)	(1.31)	(0.19)	$48.50	(2.66)%	0.33%(5)	1.21%(5)	3%	$94,583

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 17, 2019 (fund inception) through February 29, 2020 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019 , the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

65

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

66

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

68

Notes

69

Notes

70

Notes

71

Notes

72

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96052 2004

Semiannual Report

February 29, 2020

Avantis™ International Equity ETF (AVDE)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Roche Holding AG ADR	1.2%
Novartis AG ADR	1.1%
Royal Dutch Shell plc*	0.9%
Nestle SA ADR	0.7%
Toyota Motor Corp. ADR	0.7%
BP plc ADR	0.6%
HSBC Holdings plc ADR	0.5%
GlaxoSmithKline plc ADR	0.5%
Novo Nordisk A/S ADR	0.5%
AstraZeneca plc ADR	0.5%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Rights	—*
Total Equity Exposure	99.6%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	2.7%
Other Assets and Liabilities	(2.4)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	22.1%
United Kingdom	14.6%
Canada	9.4%
France	9.3%
Switzerland	8.3%
Germany	7.5%
Australia	6.3%
Netherlands	3.6%
Hong Kong	3.1%
Sweden	3.0%
Spain	2.5%
Italy	2.3%
Other Countries	7.6%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$961.10(2)	$0.98(3)	0.23%
Hypothetical	$1,000	$1,023.72(4)	$1.16(4)	0.23%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from September 24, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 159, the number of days in the period from September 24, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.3%
Adairs Ltd.	2,924	$4,604
Adelaide Brighton Ltd.(1)	3,961	7,622
Afterpay Ltd.(2)	377	8,281
AGL Energy Ltd.	2,752	33,971
Ainsworth Game Technology Ltd.(2)	2,011	912
Alkane Resources Ltd.(2)	16,291	8,383
Alliance Aviation Services Ltd.	1,641	2,506
ALS Ltd.	1,547	8,399
Altium Ltd.	412	8,117
Alumina Ltd.	5,166	6,452
AMA Group Ltd.	7,961	2,690
AMP Ltd.(2)	6,853	7,515
Ansell Ltd.	447	8,536
AP Eagers Ltd.	540	3,117
APA Group	8,229	56,887
Appen Ltd.	583	7,986
ARB Corp. Ltd.	653	7,200
Ardent Leisure Group Ltd.(2)	4,892	2,861
Aristocrat Leisure Ltd.	4,804	103,114
Asaleo Care Ltd.	12,882	8,803
ASX Ltd.	342	16,280
Atlas Arteria Ltd.	1,823	9,593
Atlassian Corp. plc, Class A(2)	607	87,991
Aurelia Metals Ltd.	14,141	3,635
Aurizon Holdings Ltd.	29,583	91,761
AusNet Services	22,579	24,687
Australia & New Zealand Banking Group Ltd.	18,264	291,709
Australian Agricultural Co. Ltd.(2)	10,228	7,362
Australian Ethical Investment Ltd.	1,172	2,829
Australian Finance Group Ltd.	5,442	9,126
Australian Pharmaceutical Industries Ltd.	9,368	7,300
Bank of Queensland Ltd.(1)	6,699	32,327
Beach Energy Ltd.	35,941	40,310
Bendigo & Adelaide Bank Ltd.	6,205	37,327
BHP Group Ltd. ADR(1)	7,915	342,799
Bingo Industries Ltd.(1)	4,686	8,594
BlueScope Steel Ltd.	5,280	40,440
Boral Ltd.	18,449	54,854
Brambles Ltd.	13,573	104,482
Brickworks Ltd.	688	8,091
Caltex Australia Ltd.	653	13,695
carsales.com Ltd.	2,485	25,710

	Shares	Value
Castile Resources Pty Ltd.(2)	2,345	$244
Cedar Woods Properties Ltd.	1,753	7,979
Challenger Ltd.	6,654	38,541
CIMIC Group Ltd.	644	10,090
Cleanaway Waste Management Ltd.	1,446	2,154
Coca-Cola Amatil Ltd.	8,645	63,802
Cochlear Ltd.	473	63,051
Codan Ltd.	2,480	11,655
Coles Group Ltd.	1,893	17,260
Collins Foods Ltd.	1,002	5,683
Commonwealth Bank of Australia	6,920	363,409
Computershare Ltd.	1,512	14,944
Cooper Energy Ltd.(1)(2)	18,256	5,662
Coronado Global Resources, Inc.	5,201	5,462
Costa Group Holdings Ltd.	566	1,088
Credit Corp. Group Ltd.	412	8,766
Crown Resorts Ltd.	2,891	19,303
CSL Ltd. ADR(1)	2,561	254,307
CSR Ltd.	11,147	30,681
Dacian Gold Ltd.(2)	1,653	1,508
Dicker Data Ltd.	1,652	6,395
Domino's Pizza Enterprises Ltd.(1)	582	21,008
Downer EDI Ltd.	2,169	7,906
Eclipx Group Ltd.(2)	7,440	6,927
Emeco Holdings Ltd.(1)(2)	7,697	9,445
Evolution Mining Ltd.	13,858	37,005
FlexiGroup Ltd.	4,547	4,584
Flight Centre Travel Group Ltd.(1)	307	6,504
Fortescue Metals Group Ltd.	18,178	118,584
Galaxy Resources Ltd.(1)(2)	3,582	2,060
Genworth Mortgage Insurance Australia Ltd.(1)	4,729	9,834
GrainCorp Ltd., A Shares(2)	1,547	7,727
Harvey Norman Holdings Ltd.(1)	6,002	14,280
Healius Ltd.	1,904	3,715
HT&E Ltd.(1)	4,560	4,021
Huon Aquaculture Group Ltd.	381	1,061
IDP Education Ltd.	1,753	24,098
IGO Ltd.	10,593	35,809
Iluka Resources Ltd.	9,037	48,459
Imdex Ltd.	7,097	7,099
IMF Bentham Ltd.	897	2,498
Incitec Pivot Ltd.	26,005	45,660
Infigen Energy	41,890	17,414
Infomedia Ltd.	6,130	8,329
Inghams Group Ltd.(1)	4,233	9,427
Insurance Australia Group Ltd.	8,543	35,039
InvoCare Ltd.(1)	894	8,475

	Shares	Value
IPH Ltd.	1,446	$7,818
IRESS Ltd.	1,065	8,095
James Hardie Industries plc	6,814	123,925
Japara Healthcare Ltd.	3,090	1,806
JB Hi-Fi Ltd.(1)	956	23,049
Johns Lyng Group Ltd.	1,738	2,881
Jumbo Interactive Ltd.(1)	929	6,566
Karoon Energy Ltd.(2)	8,361	4,660
Lendlease Group	3,992	45,207
Lovisa Holdings Ltd.	1,130	7,028
Lynas Corp. Ltd.(2)	5,030	6,017
MACA Ltd.	4,200	2,468
Macmahon Holdings Ltd.	28,335	5,165
Macquarie Group Ltd.	1,454	125,921
Magellan Financial Group Ltd.	2,059	72,630
Mayne Pharma Group Ltd.(2)	13,071	2,759
McMillan Shakespeare Ltd.	1,986	13,903
Medibank Pvt Ltd.	25,154	45,657
Mesoblast Ltd.(1)(2)	6,266	9,033
Metcash Ltd.	11,342	17,985
Michael Hill International Ltd.	3,523	1,327
Mineral Resources Ltd.	4,470	47,946
MNF Group Ltd.	784	2,044
Moelis Australia Ltd.	483	1,575
Monadelphous Group Ltd.	789	7,330
MyState Ltd.	1,353	5,149
National Australia Bank Ltd.	17,822	287,705
Netwealth Group Ltd.(1)	1,376	6,640
New Energy Solar Ltd.	4,211	3,210
New Hope Corp. Ltd.(1)	12,059	11,389
Newcrest Mining Ltd.	6,853	118,303
nib holdings Ltd.	4,650	13,934
Nick Scali Ltd.(1)	1,753	8,118
Nickel Mines Ltd.(2)	15,225	5,041
Nine Entertainment Co. Holdings Ltd.	6,406	6,518
Northern Star Resources Ltd.	4,359	38,617
NRW Holdings Ltd.	5,201	8,222
Nufarm Ltd.(2)	3,409	11,272
Objective Corp. Ltd.	425	1,512
OFX Group Ltd.	4,294	3,629
Oil Search Ltd.	18,462	64,814
oOh!media Ltd.	4,167	7,531
Orica Ltd.	5,416	68,797
Origin Energy Ltd.	6,542	29,818
Orocobre Ltd.(1)(2)	2,050	3,501
Orora Ltd.	27,134	47,739
OZ Minerals Ltd.	5,387	31,402

	Shares	Value
Pacific Current Group Ltd.	1,963	$7,410
Peet Ltd.	10,950	9,016
Perenti Global Ltd.	23,928	20,762
Perpetual Ltd.(1)	342	8,398
Perseus Mining Ltd.(2)	35,180	24,005
Platinum Asset Management Ltd.(1)	5,543	14,814
PolyNovo Ltd.(2)	6,783	10,042
Premier Investments Ltd.	372	4,024
Pro Medicus Ltd.	513	6,785
PWR Holdings Ltd.	1,440	4,042
QBE Insurance Group Ltd.	9,504	82,818
Qube Holdings Ltd.	3,992	7,495
Ramelius Resources Ltd.	20,103	15,237
Ramsay Health Care Ltd.	653	28,507
REA Group Ltd.	307	19,369
Red 5 Ltd.(2)	43,089	8,878
Regis Resources Ltd.	8,023	21,117
Resolute Mining Ltd.(1)(2)	7,681	5,089
Rio Tinto Ltd.	1,859	105,106
Sandfire Resources Ltd.	2,169	5,997
Santos Ltd.	23,764	104,136
Saracen Mineral Holdings Ltd.(2)	18,811	46,793
SeaLink Travel Group Ltd.	1,726	4,664
SEEK Ltd.	754	9,994
Select Harvests Ltd.	1,308	5,302
Senex Energy Ltd.(2)	32,170	5,276
ServCorp Ltd.	3,028	8,367
Service Stream Ltd.	3,895	5,360
Seven West Media Ltd.(2)	10,435	1,109
Sigma Healthcare Ltd.	30,604	10,996
Sims Ltd.(1)	3,135	19,503
SmartGroup Corp. Ltd.	1,065	4,360
Sonic Healthcare Ltd.	1,225	22,706
South32 Ltd.	30,067	43,234
Southern Cross Media Group Ltd.	19,571	8,583
Spark Infrastructure Group	13,218	17,942
St. Barbara Ltd.	16,487	25,485
Stanmore Coal Ltd.	2,692	1,424
Star Entertainment Grp Ltd. (The)	6,331	14,970
Steadfast Group Ltd.	3,580	8,580
Suncorp Group Ltd.	4,061	29,473
Super Retail Group Ltd.	1,845	9,606
Superloop Ltd.(2)	1,513	756
Sydney Airport	2,821	14,076
Technology One Ltd.	2,581	13,075
Telstra Corp. Ltd.	33,927	74,705
TPG Telecom Ltd.	1,788	8,672

	Shares	Value
Transurban Group	11,339	$108,500
Treasury Wine Estates Ltd.(1)	2,573	18,498
Village Roadshow Ltd.	1,333	3,035
Viva Energy Group Ltd.	21,281	24,093
Vocus Group Ltd.(2)	3,616	8,074
Wagners Holding Co. Ltd.	935	845
Washington H Soul Pattinson & Co. Ltd.(1)	548	7,017
Wesfarmers Ltd.	7,427	193,905
Western Areas Ltd.	8,592	13,471
Westgold Resources Ltd.(2)	9,874	13,206
Westpac Banking Corp. ADR(1)	16,927	257,798
Whitehaven Coal Ltd.	14,602	19,123
WiseTech Global Ltd.	377	3,750
Woodside Petroleum Ltd.	6,025	109,898
Woolworths Group Ltd.	4,980	124,039
Worley Ltd.(1)	894	7,251
WPP AUNZ Ltd.	2,995	1,187
		6,205,214
Austria — 0.3%
ANDRITZ AG	241	8,555
AT&S Austria Technologie & Systemtechnik AG	633	11,106
BAWAG Group AG	421	18,278
CA Immobilien Anlagen AG	241	9,829
Erste Group Bank AG	1,168	40,288
EVN AG	681	11,455
FACC AG	88	866
IMMOFINANZ AG(2)	688	17,753
Oesterreichische Post AG(1)	505	16,261
OMV AG	702	29,698
POLYTEC Holding AG	306	2,158
Porr AG(1)	224	3,991
Raiffeisen Bank International AG	1,162	24,181
S IMMO AG	274	7,267
Telekom Austria AG	1,271	9,564
UNIQA Insurance Group AG	1,537	13,930
Verbund AG	327	15,517
Vienna Insurance Group AG Wiener Versicherung Gruppe	346	8,428
voestalpine AG	703	15,518
Wienerberger AG	489	12,482
Zumtobel Group AG(2)	489	3,874
		280,999
Belgium — 0.9%
Ackermans & van Haaren NV	301	43,109
Ageas	1,871	87,451
AGFA-Gevaert NV(2)	2,736	12,151
Anheuser-Busch InBev SA ADR(1)	1,206	70,394
Argenx SE ADR(2)	66	9,331

	Shares	Value
Barco NV	31	$6,711
Bekaert SA	1,080	23,465
bpost SA	1,963	16,277
Colruyt SA	523	24,245
D'ieteren SA	424	24,831
Deceuninck NV	3,374	6,416
Econocom Group SA	3,168	9,061
Elia Group SA	215	21,470
Euronav NV	3,354	30,872
Exmar NV(1)(2)	1,208	6,286
Fagron	964	20,356
Galapagos NV ADR(1)(2)	252	53,263
Ion Beam Applications(1)(2)	449	4,446
KBC Group NV	1,560	103,893
Melexis NV	463	32,275
Mithra Pharmaceuticals SA(1)(2)	307	7,546
Ontex Group NV	125	1,890
Orange Belgium SA	803	15,427
Proximus SADP	2,688	67,048
Recticel SA	929	6,952
Solvay SA	492	44,950
Telenet Group Holding NV	171	6,583
Tessenderlo Group SA(2)	477	14,396
UCB SA	291	26,974
Umicore SA	1,560	65,371
		863,440
Canada — 9.4%
Absolute Software Corp.	220	1,564
Aecon Group, Inc.	1,722	20,155
Agnico Eagle Mines Ltd.	859	40,760
Aimia, Inc.(2)	552	1,328
Air Canada(2)	1,059	27,022
Alacer Gold Corp.(2)	3,137	14,186
Alamos Gold, Inc., Class A	4,498	26,172
Alaris Royalty Corp.	859	12,703
Algonquin Power & Utilities Corp.(1)	5,859	89,047
Alimentation Couche-Tard, Inc., B Shares	4,000	121,468
AltaGas Ltd.(1)	1,722	25,748
Altius Minerals Corp.	220	1,496
Altus Group Ltd.	108	3,611
Americas Gold & Silver Corp.(2)	776	1,717
Andrew Peller Ltd., A Shares	220	1,542
ARC Resources Ltd.(1)	3,444	14,985
Argonaut Gold, Inc.(2)	5,166	4,965
Aritzia, Inc.(2)	1,159	19,100
Asanko Gold, Inc.(1)(2)	3,108	2,709
Atco Ltd., Class I	971	36,228

	Shares	Value
Atlantic Power Corp.(2)	1,485	$3,371
Atrium Mortgage Investment Corp.	859	8,812
Aurinia Pharmaceuticals, Inc.(2)	220	3,853
B2Gold Corp.	18,942	75,641
Badger Daylighting Ltd.(1)	859	20,095
Bank of Montreal	3,805	258,561
Bank of Nova Scotia (The)	6,361	332,777
Barrick Gold Corp.	6,888	131,371
Bausch Health Cos., Inc.(2)	2,415	53,509
Baytex Energy Corp.(2)	6,888	6,363
BCE, Inc.(1)	859	37,726
BELLUS Health, Inc.(2)	220	1,914
Birchcliff Energy Ltd.(1)	5,166	5,812
Bird Construction, Inc.	552	2,410
BlackBerry Ltd.(2)	1,722	8,891
Bombardier, Inc., B Shares(2)	6,888	4,926
Brookfield Asset Management, Inc., Class A	1,942	116,137
BRP, Inc.	220	9,020
CAE, Inc.	3,444	92,139
Cameco Corp.(1)	3,142	27,177
Canaccord Genuity Group, Inc.(1)	2,581	9,634
Canacol Energy Ltd.	3,025	9,646
Canadian Imperial Bank of Commerce	3,166	240,967
Canadian National Railway Co.	2,581	218,806
Canadian Natural Resources Ltd.	8,825	227,159
Canadian Pacific Railway Ltd.	859	212,899
Canadian Tire Corp. Ltd., Class A	108	10,620
Canadian Utilities Ltd., A Shares(1)	1,527	45,187
Canadian Western Bank	1,830	40,765
Canfor Corp.(2)	859	7,129
Canfor Pulp Products, Inc.	552	2,940
Capital Power Corp.	1,942	48,541
Cascades, Inc.	2,274	18,483
CCL Industries, Inc., Class B	971	32,054
Celestica, Inc.(2)	1,722	10,854
Cenovus Energy, Inc.	7,747	56,966
Centerra Gold, Inc.(2)	4,303	27,185
CGI, Inc.(2)	1,303	91,552
Chorus Aviation, Inc.(1)	1,722	8,326
CI Financial Corp.	1,722	28,596
Colliers International Group, Inc.	859	69,629
Constellation Software, Inc.	108	110,026
Corus Entertainment, Inc., B Shares	1,332	4,178
Cott Corp.	859	12,179
Crescent Point Energy Corp.(1)	10,332	28,096
CRH Medical Corp.(2)	3,444	11,264
Denison Mines Corp.(1)(2)	3,888	1,448

	Shares	Value
DIRTT Environmental Solutions(2)	332	$599
Dollarama, Inc.	971	28,546
DREAM Unlimited Corp., Class A	1,722	16,357
Dundee Precious Metals, Inc.	2,581	10,095
ECN Capital Corp.	2,581	10,557
Eldorado Gold Corp.(2)	2,805	24,346
Element Fleet Management Corp.	7,581	70,939
Emera, Inc.	1,722	72,562
Empire Co. Ltd., Class A	1,722	38,475
Enbridge, Inc.	4,844	180,299
Enerflex Ltd.	1,722	9,494
Energy Fuels, Inc.(1)(2)	588	694
Enerplus Corp.(1)	3,249	14,112
Enghouse Systems Ltd.	859	32,574
Ensign Energy Services, Inc.	1,332	2,084
ERO Copper Corp.(2)	1,191	12,768
Evertz Technologies Ltd.	332	4,089
Exchange Income Corp.	859	26,130
Extendicare, Inc.(1)	1,722	9,943
Fiera Capital Corp.	220	1,772
Finning International, Inc.(1)	3,100	45,868
Firm Capital Mortgage Investment Corp.	859	8,697
First Majestic Silver Corp.(1)(2)	859	6,483
First National Financial Corp.	108	2,764
First Quantum Minerals Ltd.	5,544	40,973
Fortis, Inc.	859	34,763
Fortuna Silver Mines, Inc.(1)(2)	4,108	12,028
Franco-Nevada Corp.	859	92,220
Freehold Royalties Ltd.(1)	1,722	7,723
Frontera Energy Corp.(1)	2,166	12,248
Genworth MI Canada, Inc.(1)	859	33,374
George Weston Ltd.	859	64,669
Gibson Energy, Inc.	2,130	40,656
Gildan Activewear, Inc.	722	17,487
goeasy Ltd.	859	40,069
Gold Standard Ventures Corp.(1)(2)	1,444	893
Gran Colombia Gold Corp.(2)	1,888	8,004
Great Panther Mining Ltd.(1)(2)	2,220	976
Great-West Lifeco, Inc.	1,635	38,456
Hardwoods Distribution, Inc.	444	4,949
High Liner Foods, Inc.	1,722	9,455
HLS Therapeutics, Inc.(1)	220	3,491
Home Capital Group, Inc.(2)	1,191	25,244
Hudbay Minerals, Inc.	2,581	6,288
Hudson's Bay Co.	1,636	13,322
Husky Energy, Inc.	3,444	16,396
Hydro One Ltd.	2,693	54,051

	Shares	Value
iA Financial Corp., Inc.	1,830	$87,106
IAMGOLD Corp.(2)	6,888	19,603
IGM Financial, Inc.	859	22,905
Imperial Oil Ltd.	1,722	37,705
Innergex Renewable Energy, Inc.	2,274	33,341
Intact Financial Corp.	208	22,546
Inter Pipeline Ltd.(1)	5,166	76,436
Interfor Corp.(2)	859	7,635
Intertape Polymer Group, Inc.	859	9,081
IPL Plastics, Inc.(1)(2)	220	1,334
Ivanhoe Mines Ltd., Class A(2)	3,444	8,031
Kelt Exploration Ltd.(1)(2)	3,444	8,211
Keyera Corp.(1)	3,249	77,991
Kinaxis, Inc.(2)	108	9,080
Kinross Gold Corp.(2)	20,664	103,917
Kirkland Lake Gold Ltd.	4,076	131,458
Knight Therapeutics, Inc.(2)	1,722	8,557
Labrador Iron Ore Royalty Corp.	859	12,467
Largo Resources Ltd.(2)	8,552	5,734
Laurentian Bank of Canada(1)	859	24,440
Leagold Mining Corp.(2)	4,303	10,419
Linamar Corp.	1,059	29,129
Loblaw Cos. Ltd.	1,303	64,555
Lucara Diamond Corp.(1)	1,552	775
Lundin Gold, Inc.(2)	1,722	13,330
Lundin Mining Corp.	6,249	31,891
Magna International, Inc.	3,444	156,747
Major Drilling Group International, Inc.(2)	2,000	6,884
Manulife Financial Corp.	12,624	212,179
Martinrea International, Inc.	1,722	14,754
MCAN Mortgage Corp.	220	2,624
MEG Energy Corp.(2)	2,913	13,412
Methanex Corp.	1,659	47,758
Metro, Inc.	859	33,458
Morneau Shepell, Inc.(1)	552	13,629
Mountain Province Diamonds, Inc.(2)	2,444	1,639
MTY Food Group, Inc.	220	8,405
Mullen Group Ltd.	1,722	10,071
National Bank of Canada	3,664	190,454
New Gold, Inc.(2)	16,083	12,342
NexGen Energy Ltd.(2)	888	787
Norbord, Inc.	859	22,815
North American Construction Group Ltd.(1)	859	7,955
North West Co., Inc. (The)(1)	332	6,354
Northern Dynasty Minerals Ltd.(2)	2,776	1,530
Northland Power, Inc.(1)	2,054	45,663
Novagold Resources, Inc.(2)	177	1,412

	Shares	Value
Nutrien Ltd.	1,722	$69,598
NuVista Energy Ltd.(2)	5,166	7,621
OceanaGold Corp.	5,664	8,271
Onex Corp.	859	48,228
Open Text Corp.(1)	1,415	59,246
Orla Mining Ltd.(2)	1,000	1,728
Osisko Gold Royalties Ltd.(1)	859	7,059
Ovintiv, Inc.(1)	3,066	35,428
Pan American Silver Corp.(1)	1,722	34,087
Paramount Resources Ltd., A Shares(1)(2)	1,722	5,491
Parex Resources, Inc.(2)	3,381	46,247
Park Lawn Corp.	108	2,123
Parkland Fuel Corp.(1)	971	30,528
Pason Systems, Inc.	859	7,878
Pembina Pipeline Corp.(1)	2,645	95,277
Peyto Exploration & Development Corp.(1)	3,444	5,645
Power Corp. of Canada	1,760	38,904
PrairieSky Royalty Ltd.(1)	859	7,968
Precision Drilling Corp.(2)	6,888	8,519
Premier Gold Mines Ltd.(2)	2,444	2,258
Pretium Resources, Inc.(2)	859	6,112
Quebecor, Inc., Class B	1,722	40,232
Real Matters, Inc.(2)	1,722	17,435
Restaurant Brands International, Inc.	859	50,628
Richelieu Hardware Ltd.	444	9,087
Ritchie Bros Auctioneers, Inc.	859	34,066
Rogers Communications, Inc., Class B	2,581	118,277
Rogers Sugar, Inc.(1)	552	2,032
Roxgold, Inc.(2)	11,137	7,136
Royal Bank of Canada	5,942	441,893
Russel Metals, Inc.(1)	859	12,607
Sabina Gold & Silver Corp.(2)	6,025	5,970
Sandstorm Gold Ltd.(2)	1,722	10,058
Saputo, Inc.	859	23,909
Secure Energy Services, Inc.	2,581	7,711
SEMAFO, Inc.(2)	6,888	13,650
Seven Generations Energy Ltd., Class A(2)	4,664	19,181
Shaw Communications, Inc., B Shares	6,610	114,398
ShawCor Ltd.	332	2,083
Shopify, Inc., Class A(2)	108	50,145
Sienna Senior Living, Inc.	859	10,950
Sierra Metals, Inc.(2)	1,220	1,636
Sierra Wireless, Inc.(1)(2)	220	1,711
Silvercorp Metals, Inc.	3,888	12,369
Sleep Country Canada Holdings, Inc.	108	1,470
Spin Master Corp.(2)	220	4,904
SSR Mining, Inc.(2)	859	13,439

	Shares	Value
Stelco Holdings, Inc.	444	$2,362
Sun Life Financial, Inc.	2,581	111,508
Suncor Energy, Inc.	10,386	286,219
Superior Plus Corp.(1)	1,722	12,868
Surge Energy, Inc.(1)	3,332	2,160
Tamarack Valley Energy Ltd.(2)	3,444	3,310
TC Energy Corp.	2,693	140,363
Teck Resources Ltd., Class B	4,000	40,231
TELUS Corp.	1,722	62,145
Teranga Gold Corp.(2)	2,913	15,018
Tervita Corp.(2)	1,722	8,916
TFI International, Inc.	859	26,495
Tidewater Midstream and Infrastructure Ltd.	3,888	2,636
Timbercreek Financial Corp.	1,722	12,290
TMAC Resources, Inc.(1)(2)	664	792
TMX Group Ltd.	100	8,323
TORC Oil & Gas Ltd.(1)	3,444	8,390
Torex Gold Resources, Inc.(2)	2,498	33,090
Toromont Industries Ltd.	859	42,468
Toronto-Dominion Bank (The)	6,498	334,231
Total Energy Services, Inc.	552	2,126
Tourmaline Oil Corp.	2,610	21,681
TransAlta Corp.(1)	1,722	12,893
TransAlta Renewables, Inc.(1)	859	10,502
Transcontinental, Inc., Class A	859	10,380
Trican Well Service Ltd.(1)(2)	3,332	2,160
Tricon Capital Group, Inc.	1,722	14,535
Turquoise Hill Resources Ltd.(1)(2)	6,108	3,276
Vermilion Energy, Inc.(1)	1,722	17,268
Viemed Healthcare, Inc.(2)	1,722	8,596
Wajax Corp.	859	8,428
Wesdome Gold Mines Ltd.(2)	2,581	16,421
West Fraser Timber Co. Ltd.	859	32,075
Western Forest Products, Inc.(1)	2,664	2,124
Westshore Terminals Investment Corp.	552	5,795
Wheaton Precious Metals Corp.	1,722	48,969
Whitecap Resources, Inc.(1)	5,166	15,164
WSP Global, Inc.	859	56,618
Yamana Gold, Inc.	21,249	82,796
		9,209,486
Denmark — 1.8%
ALK-Abello A/S(2)	80	20,663
Alm Brand A/S	499	4,156
AP Moller - Maersk A/S, A Shares	12	11,434
AP Moller - Maersk A/S, B Shares	22	22,474
Bang & Olufsen A/S(1)(2)	205	1,012
Bavarian Nordic A/S(2)	384	12,595

	Shares	Value
Chr Hansen Holding A/S	273	$19,578
Coloplast A/S, B Shares	507	68,484
D/S Norden A/S	307	3,607
Danske Andelskassers Bank A/S	3,002	3,390
Danske Bank A/S	2,891	44,940
Demant A/S(2)	307	9,449
Dfds A/S	509	17,684
DSV Panalpina A/S	1,200	121,180
FLSmidth & Co. A/S	340	11,796
Genmab A/S ADR(2)	3,521	80,208
GN Store Nord A/S	241	13,559
H Lundbeck A/S	447	15,466
H+H International A/S, B Shares(2)	548	9,895
ISS A/S	307	5,569
Jyske Bank A/S(2)	385	13,275
Drilling Co. of 1972 A/S (The)(2)	447	19,746
Netcompany Group A/S(2)	206	9,745
Nilfisk Holding A/S(2)	95	1,972
NKT A/S(2)	170	4,220
NNIT A/S	100	1,531
Novo Nordisk A/S ADR	8,582	498,872
Novozymes A/S, B Shares	924	47,096
Orsted A/S	1,420	146,126
Pandora A/S	1,845	84,062
Per Aarsleff Holding A/S	412	12,152
Ringkjoebing Landbobank A/S	307	20,353
Rockwool International A/S, B Shares	66	15,336
Royal Unibrew A/S	370	31,845
Schouw & Co. A/S	125	9,459
SimCorp A/S	907	87,318
Spar Nord Bank A/S	1,072	9,099
Sydbank A/S	670	12,480
Topdanmark A/S	411	17,972
TORM plc(2)	445	3,404
Tryg A/S	903	25,178
Vestas Wind Systems A/S	1,702	166,827
Zealand Pharma A/S(2)	789	28,657
		1,763,864
Finland — 0.9%
Aktia Bank Oyj	929	10,545
Altia Oyj	298	2,630
CapMan Oyj, B Shares	512	1,363
Cargotec Oyj, B Shares	377	10,964
Citycon Oyj(1)	824	8,159
Elisa Oyj	1,088	62,536
F-Secure Oyj(2)	360	1,171
Finnair Oyj	1,135	6,017

	Shares	Value
Fortum Oyj	2,887	$61,930
HKScan Oyj, A Shares(2)	579	1,217
Huhtamaki Oyj	524	21,808
Kemira Oyj	1,652	21,045
Kesko Oyj, B Shares	809	54,837
Kone Oyj, B Shares(1)	946	53,394
Metsa Board Oyj	1,547	8,978
Metso Oyj	1,173	38,070
Neste Oyj	2,003	79,106
Nokia Oyj ADR(1)	11,784	45,604
Nokian Renkaat Oyj	307	7,983
Oriola Oyj, B Shares	632	1,362
Orion Oyj, Class B	1,313	52,216
Outokumpu Oyj	3,098	11,818
Sampo Oyj, A Shares	1,895	77,815
Sanoma Oyj	754	8,657
Stora Enso Oyj, R Shares(1)	3,295	39,807
TietoEVRY Oyj	347	9,923
Tokmanni Group Corp.	248	3,325
UPM-Kymmene Oyj	4,449	136,864
Uponor Oyj	1,135	14,911
Valmet Oyj	302	7,228
Wartsila OYJ Abp	2,099	21,859
YIT Oyj	2,962	19,676
		902,818
France — 9.3%
ABC arbitrage	421	3,044
Accor SA	1,205	44,342
Aeroports de Paris	272	40,268
Air France-KLM(2)	5,506	42,833
Air Liquide SA	2,674	364,888
Airbus SE	2,680	327,561
Akka Technologies(1)	101	5,657
Albioma SA	762	24,994
ALD SA	2,134	28,469
Alstom SA	3,707	182,245
Alten SA	325	36,595
Amundi SA	377	27,326
APERAM SA	550	16,589
ArcelorMittal SA(1)	4,995	71,429
Arkema SA	1,335	126,643
Atos SE	206	15,485
AXA SA ADR	8,692	200,698
Beneteau SA(1)	409	3,924
Bigben Interactive	583	9,483
BioMerieux	632	58,565
BNP Paribas SA ADR	9,032	218,484

	Shares	Value
Bollore SA	2,064	$7,126
Bonduelle SCA	90	2,049
Bouygues SA	3,115	124,008
Bureau Veritas SA	3,333	81,554
Capgemini SE	1,162	128,193
Carrefour SA	8,857	153,711
Casino Guichard Perrachon SA(1)	139	5,417
Cellectis SA ADR(2)	128	1,999
CGG SA(2)	21,781	59,848
Chargeurs SA(1)	86	1,394
Cie de Saint-Gobain	6,204	220,752
Cie Generale des Etablissements Michelin SCA	2,026	216,727
Cie Plastic Omnium SA	859	19,277
Claranova SADIR(2)	303	1,937
CNP Assurances	1,376	21,661
Coface SA	2,400	26,491
Credit Agricole SA	10,134	121,934
Danone SA ADR	7,576	106,216
Dassault Aviation SA	25	26,050
Dassault Systemes SE	454	71,733
DBV Technologies SA(2)	154	2,996
Derichebourg SA	2,064	7,000
Edenred	831	43,629
Eiffage SA	1,341	143,360
Electricite de France SA	3,202	45,030
Elior Group SA	688	8,654
Elis SA	1,347	23,680
Engie SA	9,240	154,645
Eramet(1)	136	4,509
EssilorLuxottica SA	887	122,256
Etablissements Maurel et Prom SA	748	1,906
Eurazeo SE	307	20,607
Eurofins Scientific SE	69	34,807
Euronext NV	1,459	121,804
Eutelsat Communications SA	4,416	60,009
Faurecia SE	1,626	74,377
FIGEAC-AERO(2)	219	1,758
Fnac Darty SA(2)	48	2,188
Gaztransport Et Technigaz SA	441	39,307
Genfit(1)(2)	90	1,376
Getlink SE	7,309	118,739
Groupe SFPI	588	981
Hermes International	177	125,243
Iliad SA	583	81,933
Imerys SA(1)	231	9,144
Ingenico Group SA	205	29,051
Innate Pharma SA(2)	1,643	11,719

	Shares	Value
Interparfums SA	67	$2,297
Ipsen SA	352	22,858
IPSOS	371	11,475
Jacquet Metal Service SA	65	914
JCDecaux SA	43	998
Kaufman & Broad SA	472	18,979
Kering SA	567	325,547
L'Oreal SA	688	185,035
Lagardere SCA	583	10,133
Legrand SA	1,170	90,326
LISI	276	8,579
Lumibird(2)	71	833
LVMH Moet Hennessy Louis Vuitton SE	1,140	470,339
Maisons du Monde SA	824	10,150
Manitou BF SA	56	1,002
Mediawan SA(2)	754	7,734
Mersen SA	241	7,084
Metropole Television SA	644	9,508
Natixis SA	7,681	31,328
Nexans SA	736	33,615
Nexity SA	928	42,955
Orange SA ADR	8,721	116,687
Orpea	447	57,850
Pernod Ricard SA	1,089	177,346
Peugeot SA	8,613	167,945
Poxel SA(2)	133	1,163
Publicis Groupe SA	840	32,493
Quadient	217	4,647
Remy Cointreau SA	136	13,813
Renault SA	1,569	46,741
Rexel SA	3,228	39,777
Rubis SCA	136	7,411
Safran SA	1,865	259,095
Sanofi ADR	6,624	306,360
Sartorius Stedim Biotech	171	32,626
Schneider Electric SE	1,047	106,714
SCOR SE	995	35,806
SEB SA	171	22,908
SES SA	6,045	70,193
SMCP SA(2)	136	954
Societe BIC SA	166	10,089
Societe Generale SA ADR	28,305	158,508
Sodexo SA(1)	494	47,933
Solocal Group(1)(2)	2,162	1,118
Sopra Steria Group	136	22,105
SPIE SA	1,244	23,966
STMicroelectronics NV (New York)	9,790	268,246

	Shares	Value
Suez	1,170	$18,444
Tarkett SA	73	1,185
Technicolor SA(2)	1,854	486
Teleperformance	136	33,201
Television Francaise 1	964	7,423
Thales SA	136	13,791
Total SA ADR	9,659	416,689
Trigano SA	66	5,014
Valeo SA	6,186	159,937
Vallourec SA(1)(2)	3,461	6,751
Valneva SE(2)	363	1,135
Veolia Environnement SA	6,117	177,055
Verimatrix SA(2)	533	976
Vicat SA	171	6,686
Vinci SA	3,313	336,992
Virbac SA(2)	57	12,969
Vivendi SA	1,376	35,387
Worldline SA(2)	206	15,935
X-Fab Silicon Foundries SE(1)(2)	332	1,622
		9,114,168
Germany — 7.5%
7C Solarparken AG	427	1,576
Aareal Bank AG	1,048	28,804
adidas AG	1,340	373,349
ADLER Real Estate AG(2)	744	9,319
ADO Properties SA	325	9,634
ADVA Optical Networking SE(2)	601	4,021
AIXTRON SE(2)	789	8,108
Allianz SE	1,509	325,974
Aroundtown SA	9,588	82,983
Aumann AG	80	1,097
AURELIUS Equity Opportunities SE & Co. KGaA	498	14,589
Aurubis AG	426	20,129
BASF SE	3,671	215,491
Bauer AG	515	8,000
Bayer AG ADR	19,588	352,976
Bayerische Motoren Werke AG ADR	6,045	130,814
Bayerische Motoren Werke AG, Preference Shares	356	18,281
Bechtle AG	136	17,849
Befesa SA	241	7,880
Beiersdorf AG	725	76,179
Borussia Dortmund GmbH & Co. KGaA	1,446	12,335
Brenntag AG	1,812	80,921
CANCOM SE	136	6,654
Carl Zeiss Meditec AG	171	17,987
Commerzbank AG	7,769	44,780
CompuGroup Medical SE	342	21,441

	Shares	Value
Continental AG	569	$64,441
Corestate Capital Holding SA	49	2,183
Covestro AG	2,793	106,685
CropEnergies AG	656	6,799
CTS Eventim AG & Co. KGaA	1,105	58,445
Daimler AG	4,894	203,818
Delivery Hero SE(2)	342	25,704
Deutsche Bank AG	18,054	157,431
Deutsche Boerse AG	503	79,229
Deutsche EuroShop AG	766	18,731
Deutsche Lufthansa AG	1,994	25,699
Deutsche Pfandbriefbank AG	2,470	34,963
Deutsche Post AG ADR	5,670	169,760
Deutsche Telekom AG	25,032	409,391
Deutsche Wohnen SE	1,378	55,625
Deutz AG	1,411	6,685
Dialog Semiconductor plc(2)	1,726	58,675
DIC Asset AG	688	12,015
Draegerwerk AG & Co. KGaA, Preference Shares	188	12,058
Duerr AG	393	12,255
E.ON SE	14,732	170,116
Eckert & Ziegler Strahlen- und Medizintechnik AG	72	12,172
Elmos Semiconductor AG	307	7,245
ElringKlinger AG(2)	720	4,801
Encavis AG	2,470	28,691
Evonik Industries AG	2,570	63,714
Evotec SE(2)	468	11,235
Flatex AG(2)	272	8,276
Fraport AG Frankfurt Airport Services Worldwide	548	34,485
Fresenius Medical Care AG & Co. KGaA ADR	548	21,010
Fresenius SE & Co. KGaA	583	27,475
FUCHS PETROLUB SE, Preference Shares	1,104	42,380
GEA Group AG	412	10,907
Gerresheimer AG	513	37,067
Grand City Properties SA	1,065	24,965
GRENKE AG	101	9,421
Hamburger Hafen und Logistik AG	538	11,384
Hannover Rueck SE	400	71,264
HeidelbergCement AG	872	51,866
Heidelberger Druckmaschinen AG(2)	859	760
Henkel AG & Co. KGaA	561	47,793
Henkel AG & Co. KGaA, Preference Shares	929	86,153
Hornbach Holding AG & Co. KGaA	259	14,592
HUGO BOSS AG	600	26,275
Hypoport AG(2)	31	10,418
Indus Holding AG	284	10,165
Infineon Technologies AG ADR	6,994	145,056

	Shares	Value
Innogy SE	1,030	$49,181
Isra Vision AG	289	15,968
IVU Traffic Technologies AG	381	5,273
JOST Werke AG	307	10,394
Jungheinrich AG, Preference Shares	567	11,417
K+S AG	1,792	14,701
KION Group AG	412	21,885
Kloeckner & Co. SE	1,545	8,568
Knorr-Bremse AG	136	13,781
Koenig & Bauer AG	66	1,595
Krones AG	73	4,599
Lanxess AG	1,709	89,494
LEG Immobilien AG	491	58,670
Leoni AG(2)	306	3,046
LPKF Laser & Electronics AG(2)	537	12,254
Merck KGaA	242	29,262
METRO AG	3,663	42,363
MLP SE	1,617	8,742
MorphoSys AG(2)	94	9,943
MPH Health Care AG	253	942
MTU Aero Engines AG	731	178,645
Muenchener Rueckversicherungs-Gesellschaft AG	864	220,314
Mutares SE & Co. KGaA	138	1,620
Nemetschek SE	790	49,271
New Work SE	53	14,247
Nordex SE(2)	688	8,136
Norma Group SE	346	11,339
PATRIZIA AG	447	10,344
Pfeiffer Vacuum Technology AG	65	9,828
Porsche Automobil Holding SE, Preference Shares	1,264	78,775
ProSiebenSat.1 Media SE	3,122	37,944
Puma SE	859	66,033
PVA TePla AG(2)	329	4,481
QIAGEN NV(2)	412	14,791
Rational AG	51	34,280
Rheinmetall AG	556	50,869
RHOEN-KLINIKUM AG	342	6,822
RIB Software SE	489	15,709
Rocket Internet SE(2)	764	16,755
RTL Group SA	206	8,627
RWE AG	5,734	197,768
SAF-Holland SA	824	5,028
Salzgitter AG	506	8,380
SAP SE ADR	2,314	285,941
Sartorius AG, Preference Shares	361	82,751
Scout24 AG	342	22,432
SGL Carbon SE(2)	344	1,316

	Shares	Value
Siemens AG ADR	3,802	$195,385
Siemens Healthineers AG	748	30,274
Siltronic AG	400	37,663
Sixt Leasing SE	322	6,749
SLM Solutions Group AG(2)	73	695
SMA Solar Technology AG(2)	47	1,594
Software AG	272	8,877
Stabilus SA	412	22,061
Stroeer SE & Co. KGaA	530	39,534
Suedzucker AG	754	11,718
SUESS MicroTec SE(2)	101	986
Symrise AG	789	76,848
TAG Immobilien AG	1,765	42,738
Takkt AG	86	1,088
Tele Columbus AG(2)	1,068	3,111
Telefonica Deutschland Holding AG	16,388	42,897
thyssenkrupp AG(2)	618	5,966
Uniper SE	1,773	52,397
United Internet AG	44	1,324
Varta AG(2)	291	21,950
VERBIO Vereinigte BioEnergie AG	859	8,903
Volkswagen AG	182	30,565
Volkswagen AG, Preference Shares	1,050	172,135
Vonovia SE	2,790	149,871
Wacker Neuson SE	91	1,267
Washtec AG	136	7,305
Wirecard AG	929	119,112
Wuestenrot & Wuerttembergische AG	412	7,789
Zalando SE(2)	851	37,270
zooplus AG(2)	166	16,481
		7,410,526
Hong Kong — 3.1%
Aeon Credit Service Asia Co. Ltd.	2,000	1,521
AIA Group Ltd. ADR(1)	7,810	310,135
Asia Allied Infrastructure Holdings Ltd.	10,000	823
ASM Pacific Technology Ltd.	4,200	50,679
Bank of East Asia Ltd. (The)	8,000	16,960
BeiGene Ltd. ADR(2)	101	15,993
BOC Hong Kong Holdings Ltd.	15,500	53,558
BOCOM International Holdings Co. Ltd.	33,000	4,488
Bright Smart Securities & Commodities Group Ltd.	8,000	1,101
Budweiser Brewing Co. APAC Ltd.(2)	1,900	5,755
Cafe de Coral Holdings Ltd.	6,000	13,131
Century City International Holdings Ltd.	16,000	1,082
Chen Hsong Holdings	4,000	1,093
China Star Entertainment Ltd.(2)	20,000	3,938
China Tonghai International Financial Ltd.(2)	20,000	962

	Shares	Value
Chinese Estates Holdings Ltd.	3,000	$1,986
Chow Sang Sang Holdings International Ltd.	3,000	3,552
Chuang's Consortium International Ltd.	16,000	2,634
CITIC Telecom International Holdings Ltd.	4,000	1,454
CK Asset Holdings Ltd.	21,000	132,206
CK Hutchison Holdings Ltd.	17,000	148,983
CK Infrastructure Holdings Ltd.	4,000	27,395
CLP Holdings Ltd.	14,500	152,785
Convenience Retail Asia Ltd.	8,000	3,671
Crystal International Group Ltd.	11,500	3,556
CSI Properties Ltd.	70,000	2,388
Dah Sing Banking Group Ltd.	4,000	4,966
Dah Sing Financial Holdings Ltd.	1,600	5,651
Dairy Farm International Holdings Ltd.	2,700	12,957
Dickson Concepts International Ltd.	15,500	9,265
Dream International Ltd.	2,000	892
Eagle Nice International Holdings Ltd.	4,000	1,375
Emperor Capital Group Ltd.	36,000	778
Emperor Entertainment Hotel Ltd.	10,000	1,680
Emperor International Holdings Ltd.	6,000	1,144
Esprit Holdings Ltd.(2)	41,600	6,980
Fairwood Holdings Ltd.	1,000	2,448
Far East Consortium International Ltd.	19,000	8,303
FIH Mobile Ltd.(1)(2)	66,000	10,083
First Pacific Co. Ltd.	56,000	15,796
FSE Services Group Ltd.	3,000	1,479
Galaxy Entertainment Group Ltd.	12,000	80,137
Get Nice Holdings Ltd.	274,000	6,455
Giordano International Ltd.	16,000	3,795
Grand Ming Group Holdings Ltd.	4,000	2,515
Guotai Junan International Holdings Ltd.	58,000	9,668
Haitong International Securities Group Ltd.	31,000	9,069
Hang Lung Group Ltd.	12,000	30,179
Hang Lung Properties Ltd.	21,000	46,278
Hang Seng Bank Ltd.	4,200	86,951
Health & Happiness H&H International Holdings Ltd.	1,000	4,363
Henderson Land Development Co. Ltd.	10,000	46,182
Hengdeli Holdings Ltd.	128,000	4,917
HK Electric Investments & HK Electric Investments Ltd.	2,000	2,016
HKBN Ltd.	3,500	6,274
HKT Trust & HKT Ltd.	31,000	46,487
Hong Kong & China Gas Co. Ltd.	34,000	65,727
Hong Kong Exchanges & Clearing Ltd.	5,100	168,668
Hongkong & Shanghai Hotels Ltd. (The)	3,000	3,071
Hongkong Land Holdings Ltd.	9,300	46,044
Hutchison Telecommunications Hong Kong Holdings Ltd.	10,000	1,938
Hysan Development Co. Ltd.	5,000	18,141

	Shares	Value
IT Ltd.	8,000	$1,588
Jacobson Pharma Corp. Ltd.	8,000	1,672
Jardine Matheson Holdings Ltd.	1,000	54,678
Jardine Strategic Holdings Ltd.	1,000	29,037
Johnson Electric Holdings Ltd.	8,000	18,562
K Wah International Holdings Ltd.	31,000	15,017
Karrie International Holdings Ltd.	8,000	1,177
Keck Seng Investments	2,000	1,100
Kerry Properties Ltd.	4,500	12,896
Kwoon Chung Bus Holdings Ltd.	4,000	1,370
Lai Sun Development Co. Ltd.	1,200	1,458
Leyou Technologies Holdings Ltd.(1)(2)	10,000	3,474
Lifestyle International Holdings Ltd.	1,000	929
Luk Fook Holdings International Ltd.	9,000	21,876
Macau Legend Development Ltd.(2)	10,000	1,237
Man Wah Holdings Ltd.	32,000	23,382
Melco International Development Ltd.	12,000	24,816
Melco Resorts & Entertainment Ltd. ADR	2,291	39,726
MGM China Holdings Ltd.	800	1,092
Microport Scientific Corp.	1,000	1,407
Minmetals Land Ltd.	16,000	2,621
Minth Group Ltd.	12,000	42,500
Modern Dental Group Ltd.	9,000	1,570
MTR Corp. Ltd.	8,000	45,277
Multifield International Holdings Ltd.	32,000	1,560
New World Development Co. Ltd.	44,000	57,052
NewOcean Energy Holdings Ltd.(1)(2)	8,000	1,179
NWS Holdings Ltd.	1,000	1,235
O-Net Technologies Group Ltd.	2,000	1,088
Pacific Basin Shipping Ltd.	110,000	16,347
Pacific Textiles Holdings Ltd.	16,000	10,017
Paliburg Holdings Ltd.	4,000	1,271
PCCW Ltd.	31,000	18,694
Perfect Shape Medical Ltd.	8,000	2,680
Pico Far East Holdings Ltd.	16,000	4,045
Playmates Holdings Ltd.	16,000	2,301
Power Assets Holdings Ltd.	13,500	96,531
Public Financial Holdings Ltd.	4,000	1,421
Regal Hotels International Holdings Ltd.	4,000	1,791
Regina Miracle International Holdings Ltd.	5,000	2,755
Sa Sa International Holdings Ltd.(1)	6,000	1,152
Sands China Ltd.	13,200	61,997
SAS Dragon Holdings Ltd.	4,000	1,242
Shangri-La Asia Ltd.	8,000	6,969
Shun Tak Holdings Ltd.	32,000	13,716
Singamas Container Holdings Ltd.	62,000	5,958
Sino Land Co. Ltd.	28,000	37,476

	Shares	Value
SITC International Holdings Co. Ltd.	26,000	$30,313
SJM Holdings Ltd.	35,000	40,020
SmarTone Telecommunications Holdings Ltd.	5,500	3,902
Soundwill Holdings Ltd.	2,000	2,365
Sun Hung Kai & Co. Ltd.	8,000	3,586
Sun Hung Kai Properties Ltd.	5,000	71,609
SUNeVision Holdings Ltd.	11,000	7,139
Swire Pacific Ltd., Class A	3,000	27,254
Swire Properties Ltd.	6,200	18,484
Symphony Holdings Ltd.	10,000	1,171
Techtronic Industries Co. Ltd.	4,500	36,785
Television Broadcasts Ltd.	1,200	1,705
Texwinca Holdings Ltd.	6,000	1,292
TK Group Holdings Ltd.	4,000	1,776
United Laboratories International Holdings Ltd. (The)(1)	16,000	10,659
Upbest Group Ltd.	8,000	944
Value Partners Group Ltd.	12,000	6,745
Vitasoy International Holdings Ltd.	6,000	21,651
VTech Holdings Ltd.	3,400	29,879
Wang On Group Ltd.	620,000	5,977
We Solutions Ltd.(2)	20,000	1,107
WH Group Ltd.	68,500	70,308
Wharf Real Estate Investment Co. Ltd.(1)	5,000	22,908
Wheelock & Co. Ltd.	7,000	53,624
Wynn Macau Ltd.	13,600	27,701
Xin Point Holdings Ltd.	5,000	1,064
Xinyi Glass Holdings Ltd.	36,000	44,801
Yue Yuen Industrial Holdings Ltd.	13,000	31,502
		3,007,711
Ireland — 0.5%
AIB Group plc	3,510	8,372
Bank of Ireland Group plc	11,932	44,839
Cairn Homes plc(2)	7,563	10,153
CRH plc	4,447	150,015
Dalata Hotel Group plc	4,089	18,762
FBD Holdings plc	391	3,755
Glanbia plc	789	9,274
Kerry Group plc, A Shares	447	56,294
Kingspan Group plc	723	45,785
Origin Enterprises plc	1,654	5,122
Permanent TSB Group Holdings plc(2)	1,458	1,340
Smurfit Kappa Group plc	3,686	123,920
		477,631
Israel — 0.7%
Adgar Investment and Development Ltd.	853	1,915
Airport City Ltd.(2)	707	13,493
Alony Hetz Properties & Investments Ltd.	618	10,137

	Shares	Value
Amot Investments Ltd.	1,240	$9,343
Arko Holdings Ltd.(2)	2,980	1,030
Ashtrom Group Ltd.	256	3,746
Ashtrom Properties Ltd.	323	2,009
AudioCodes Ltd.	352	7,888
Azorim-Investment Development & Construction Co. Ltd.(2)	887	2,165
Azrieli Group Ltd.	101	7,369
Bank Hapoalim BM	5,809	45,310
Bank Leumi Le-Israel BM	6,364	41,272
Caesarstone Ltd.	214	2,313
Camtek Ltd.	657	6,512
Carasso Motors Ltd.	510	2,139
Cellcom Israel Ltd.(2)	617	2,234
Ceragon Networks Ltd.(2)	380	642
Check Point Software Technologies Ltd.(2)	420	43,596
Clal Insurance Enterprises Holdings Ltd.(2)	548	5,722
CyberArk Software Ltd.(2)	194	20,312
Elbit Systems Ltd.	173	25,723
Equital Ltd.(2)	307	7,430
FIBI Holdings Ltd.	244	7,442
First International Bank of Israel Ltd.	529	14,179
Gazit-Globe Ltd.	962	11,178
Gilat Satellite Networks Ltd.	1,002	9,351
Hagag Group Real Estate Development(2)	302	1,065
Harel Insurance Investments & Financial Services Ltd.	1,135	6,638
Hilan Ltd.	206	7,915
Industrial Buildings Corp. Ltd.(2)	4,944	14,057
Inrom Construction Industries Ltd.	1,760	7,353
Isracard Ltd.(2)	972	3,425
Israel Chemicals Ltd.	4,361	15,951
Israel Corp. Ltd. (The)(2)	37	5,164
Israel Discount Bank Ltd., A Shares	10,270	42,827
Ituran Location and Control Ltd.	307	7,027
Kamada Ltd.(2)	213	1,256
Kenon Holdings Ltd.	50	826
Matrix IT Ltd.	513	9,488
Maytronics Ltd.	451	3,660
Mediterranean Towers Ltd.	1,603	4,728
Melisron Ltd.	136	8,423
Mellanox Technologies Ltd.(2)	239	28,541
Menora Mivtachim Holdings Ltd.	548	6,379
Migdal Insurance & Financial Holdings Ltd.	1,957	1,415
Mizrahi Tefahot Bank Ltd.	973	24,916
Naphtha Israel Petroleum Corp. Ltd.	425	1,769
Nawi Brothers Ltd.(2)	452	3,223
Nice Ltd. ADR(2)	166	27,196
Oil Refineries Ltd.	22,368	7,612

	Shares	Value
Partner Communications Co. Ltd.(2)	1,994	$9,687
Paz Oil Co. Ltd.	111	12,121
Phoenix Holdings Ltd. (The)	1,753	8,801
Raval Ics Ltd.(2)	619	1,497
Sapiens International Corp. NV	342	7,980
Shapir Engineering and Industry Ltd.	1,823	12,780
Shikun & Binui Ltd.	3,444	18,717
Shufersal Ltd.	1,823	11,441
Silicom Ltd.(2)	82	2,526
Strauss Group Ltd.	389	11,723
Summit Real Estate Holdings Ltd.	334	5,336
Teva Pharmaceutical Industries Ltd. ADR(2)	1,788	20,616
Tower Semiconductor Ltd.(2)	1,348	25,327
Union Bank of Israel	246	1,340
Wix.com Ltd.(2)	101	13,537
ZUR Shamir Holdings Ltd.	298	1,134
		709,867
Italy — 2.3%
A2A SpA	28,834	50,474
ACEA SpA	1,065	22,410
Amplifon SpA	688	19,813
Arnoldo Mondadori Editore SpA(2)	1,966	3,372
Ascopiave SpA	2,029	8,811
Assicurazioni Generali SpA	2,099	37,775
ASTM SpA	554	13,793
Atlantia SpA	1,788	38,370
Autogrill SpA	1,341	10,879
Azimut Holding SpA	941	20,109
Banca Farmafactoring SpA	2,494	15,257
Banca Generali SpA	377	11,737
Banca IFIS SpA	513	7,856
Banca Mediolanum SpA	1,100	8,963
Banca Monte dei Paschi di Siena SpA(2)	4,820	9,765
Banca Popolare di Sondrio SCPA	4,744	11,330
Banco BPM SpA(2)	12,882	28,358
Banco di Desio e della Brianza SpA	689	2,136
BPER Banca	5,313	21,195
Brunello Cucinelli SpA	272	9,046
Buzzi Unicem SpA	412	9,061
Cairo Communication SpA	424	1,025
Carel Industries SpA	291	3,602
Cementir Holding NV	300	1,936
Cerved Group SpA	1,257	11,943
CIR SpA-Compagnie Industriali	4,263	2,406
CNH Industrial NV	9,106	85,689
Credito Emiliano SpA	1,547	8,083
Credito Valtellinese SpA(2)	38,483	3,194

	Shares	Value
d'Amico International Shipping SA(2)	11,459	$1,190
Danieli & C Officine Meccaniche SpA	154	2,329
Danieli & C Officine Meccaniche SpA, Preference Shares	494	4,610
Datalogic SpA	74	1,132
Davide Campari-Milano SpA	1,170	9,749
De' Longhi SpA	189	3,282
DiaSorin SpA	66	7,520
El.En. SpA	82	2,300
Enav SpA	1,845	11,109
Enel SpA	25,942	217,228
Eni SpA ADR	5,901	147,525
ERG SpA	564	13,195
Esprinet SpA	917	4,990
Falck Renewables SpA	852	5,546
Ferrari NV	699	110,459
Fiat Chrysler Automobiles NV	8,442	105,536
Fiera Milano SpA	221	1,085
Fincantieri SpA(2)	8,966	7,121
FinecoBank Banca Fineco SpA	2,546	26,928
FNM SpA	2,621	1,970
Freni Brembo SpA	2,520	25,180
Geox SpA	844	864
Gruppo MutuiOnline SpA	168	3,817
Hera SpA	10,468	44,867
IMA Industria Macchine Automatiche SpA	292	18,217
IMMSI SpA(2)	1,743	910
Infrastrutture Wireless Italiane SpA	826	8,499
Interpump Group SpA	307	9,350
Intesa Sanpaolo SpA	73,144	178,117
Iren SpA	14,112	43,728
Italgas SpA	5,683	34,760
Juventus Football Club SpA(2)	10,570	11,508
La Doria SpA	115	1,043
Leonardo SpA	1,341	13,775
Maire Tecnimont SpA	3,111	8,037
Mediaset SpA(2)	2,822	6,604
Mediobanca Banca di Credito Finanziario SpA	2,752	25,074
Moncler SpA	1,446	56,514
OVS SpA(2)	4,474	7,339
Piaggio & C SpA	2,857	6,865
Piovan SpA	185	1,023
Pirelli & C SpA	1,376	6,498
Poste Italiane SpA	2,204	23,684
Prysmian SpA	2,686	64,641
RAI Way SpA	1,928	11,626
Recordati SpA	583	25,056
Reno de Medici SpA	1,974	1,405

	Shares	Value
Reply SpA	278	$21,101
Retelit SpA	589	961
Safilo Group SpA(2)	1,100	1,201
Saipem SpA(2)	5,552	21,296
Salini Impregilo SpA(2)	4,472	6,623
Salvatore Ferragamo SpA	884	14,044
Saras SpA	13,022	15,378
Sesa SpA	171	9,057
Snam SpA	19,143	95,089
Societa Cattolica di Assicurazioni SC	964	7,046
Sogefi SpA(2)	1,623	1,934
Technogym SpA	1,548	16,226
Telecom Italia SpA(2)	27,572	15,329
Telecom Italia SpA/Milano	17,201	9,645
Tenaris SA ADR	377	6,861
Terna Rete Elettrica Nazionale SpA	13,741	90,986
Tinexta Spa	303	4,135
Tod's SpA	31	1,067
UniCredit SpA	6,851	88,177
Unieuro SpA	133	1,657
Unione di Banche Italiane SpA	11,778	48,479
Unipol Gruppo SpA	4,104	20,464
Zignago Vetro SpA	210	2,876
		2,301,825
Japan — 22.1%
77 Bank Ltd. (The)	700	9,011
A&D Co. Ltd.	400	2,863
ABC-Mart, Inc.(1)	200	11,522
Access Co. Ltd.	200	1,610
Acom Co. Ltd.	3,100	12,714
Adastria Co. Ltd.(1)	500	8,094
ADEKA Corp.	1,200	15,719
Advan Co. Ltd.	200	1,921
Advantest Corp.	1,700	76,961
Aeon Co. Ltd.(1)	5,500	102,285
Aeon Delight Co. Ltd.(1)	300	9,120
Aeon Fantasy Co. Ltd.	200	3,476
AEON Financial Service Co. Ltd.(1)	900	12,999
Aeon Mall Co. Ltd.(1)	1,000	14,145
Aeria, Inc.(1)(2)	900	5,086
AGC, Inc.	2,300	65,588
Ai Holdings Corp.	600	8,448
Aica Kogyo Co. Ltd.	100	2,947
Aichi Corp.	500	2,868
Aida Engineering Ltd.	400	2,965
Aiful Corp.(2)	3,100	7,570
Ain Holdings, Inc.	100	5,837

	Shares	Value
Air Water, Inc.	2,400	$32,231
Airport Facilities Co. Ltd.	200	850
Aisan Industry Co. Ltd.	900	5,179
Aisin Seiki Co. Ltd.	1,500	47,582
Aizawa Securities Co. Ltd.	400	2,216
Ajinomoto Co., Inc.	3,200	53,977
Akatsuki, Inc.	100	3,818
Akebono Brake Industry Co. Ltd.(2)	600	954
Alconix Corp.	300	3,077
Alfresa Holdings Corp.	800	14,314
Alinco, Inc.	300	2,682
Alpen Co. Ltd.	200	2,949
Alps Alpine Co. Ltd.	3,200	49,174
Altech Corp.	200	2,998
Amada Holdings Co. Ltd.	1,100	10,206
Amano Corp.	600	14,821
Amuse, Inc.	300	6,242
ANA Holdings, Inc.	1,100	29,570
Anest Iwata Corp.	400	3,598
Anritsu Corp.(1)	500	8,164
AOKI Holdings, Inc.	600	5,035
Aoyama Trading Co. Ltd.	400	4,527
Aozora Bank Ltd.	1,300	32,427
Arakawa Chemical Industries Ltd.	200	2,371
Arata Corp.	100	3,814
Arcland Sakamoto Co. Ltd.	400	4,037
Arcland Service Holdings Co. Ltd.	100	1,532
Arcs Co. Ltd.	700	11,163
Argo Graphics, Inc.	300	9,067
Arisawa Manufacturing Co. Ltd.	400	2,985
ARTERIA Networks Corp.	400	6,710
Artnature, Inc.	400	2,426
Aruhi Corp.	300	4,388
AS One Corp.	100	7,500
Asahi Co. Ltd.	300	3,030
Asahi Diamond Industrial Co. Ltd.	400	1,949
Asahi Group Holdings Ltd.	1,400	53,721
Asahi Holdings, Inc.	700	15,880
Asahi Intecc Co. Ltd.	700	17,043
Asahi Kasei Corp.	7,400	61,375
Asahi Net, Inc.	200	1,207
ASAHI YUKIZAI Corp.	100	1,341
Asanuma Corp.	200	8,216
Asia Pile Holdings Corp.	400	1,724
Asics Corp.	700	7,437
ASKA Pharmaceutical Co. Ltd.	200	1,797
ASKUL Corp.	200	5,611

	Shares	Value
Astellas Pharma, Inc.	10,100	$158,379
Asukanet Co. Ltd.	100	1,060
Ateam, Inc.	100	717
Atom Corp.	200	1,675
Autobacs Seven Co. Ltd.	300	3,838
Avant Corp.	400	3,096
Avex, Inc.	600	5,629
Awa Bank Ltd. (The)	300	6,052
Axial Retailing, Inc.	300	9,510
Azbil Corp.	400	9,871
Bandai Namco Holdings, Inc.	1,000	49,676
Bando Chemical Industries Ltd.	400	2,575
Bank of Kyoto Ltd. (The)	400	13,523
Bank of the Ryukyus Ltd.	600	5,607
BayCurrent Consulting, Inc.	200	11,913
Bell System24 Holdings, Inc.	300	3,570
Belluna Co. Ltd.	400	2,003
Benefit One, Inc.(1)	500	7,602
Benesse Holdings, Inc.	800	20,568
BeNEXT Group, Inc.	200	1,581
Bengo4.com, Inc.(2)	100	3,620
Bic Camera, Inc.(1)	600	5,277
BML, Inc.	300	8,227
Bookoff Group Holdings Ltd.	100	720
BrainPad, Inc.(2)	100	4,004
Bridgestone Corp.	3,200	106,553
Broadleaf Co. Ltd.	600	2,480
Brother Industries Ltd.	2,400	43,142
Bunka Shutter Co. Ltd.	1,300	9,295
CAC Holdings Corp.	100	1,015
Calbee, Inc.	600	15,412
Can Do Co. Ltd.	200	2,824
Canon Electronics, Inc.	200	3,419
Canon Marketing Japan, Inc.	200	4,604
Canon, Inc. ADR	2,299	57,820
Capcom Co. Ltd.	1,100	29,881
Carta Holdings, Inc.	700	6,281
Casio Computer Co. Ltd.	2,200	37,659
Cawachi Ltd.	200	3,712
Central Glass Co. Ltd.	300	5,797
Central Japan Railway Co.	700	114,958
Central Security Patrols Co. Ltd.	100	4,072
Charm Care Corp. KK	200	1,408
Chiba Bank Ltd. (The)	5,000	24,527
Chiba Kogyo Bank Ltd. (The)	700	1,828
Chikaranomoto Holdings Co. Ltd.	200	1,313
Chiyoda Co. Ltd.	100	1,126

	Shares	Value
Chiyoda Corp.(2)	400	$1,123
Chiyoda Integre Co. Ltd.	100	1,666
Chubu Electric Power Co., Inc.	2,800	36,699
Chubu Shiryo Co. Ltd.	300	3,943
Chudenko Corp.	300	6,229
Chugai Pharmaceutical Co. Ltd.	700	75,724
Chugoku Bank Ltd. (The)	1,300	10,284
Chugoku Electric Power Co., Inc. (The)	1,800	24,035
CI Takiron Corp.	800	4,582
Citizen Watch Co. Ltd.	2,000	7,868
CKD Corp.	200	3,053
Cleanup Corp.	200	976
CMIC Holdings Co. Ltd.	200	2,532
CMK Corp.(1)	400	1,725
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	30,229
COLOPL, Inc.(1)	300	2,308
Colowide Co. Ltd.	600	9,841
Computer Engineering & Consulting Ltd.	300	4,671
COMSYS Holdings Corp.	500	12,299
Comture Corp.	200	3,905
Concordia Financial Group Ltd.	10,000	34,233
CONEXIO Corp.	300	3,753
Core Corp.	100	1,054
Cosel Co. Ltd.	100	925
Cosmo Energy Holdings Co. Ltd.	1,400	23,420
Cosmos Initia Co. Ltd.	200	1,037
Cosmos Pharmaceutical Corp.	100	21,693
Create Restaurants Holdings, Inc.	1,200	9,483
Create SD Holdings Co. Ltd.	300	6,771
Credit Saison Co. Ltd.	3,300	47,693
Creek & River Co. Ltd.	200	1,642
Cresco Ltd.	300	4,468
CTI Engineering Co. Ltd.	300	4,967
CTS Co. Ltd.	200	1,073
Curves Holdings Co. Ltd.(2)	600	4,172
CyberAgent, Inc.	900	34,051
CYBERDYNE, Inc.(1)(2)	200	810
Cybernet Systems Co. Ltd.	500	3,010
Cybozu, Inc.	300	5,083
Dai Nippon Printing Co. Ltd.(1)	1,600	38,971
Dai Nippon Toryo Co. Ltd.	400	3,324
Dai-ichi Life Holdings, Inc.	6,500	88,421
Dai-ichi Seiko Co. Ltd.(1)	200	3,663
Daibiru Corp.	500	5,554
Daicel Corp.	1,800	15,455
Daido Metal Co. Ltd.	1,000	5,419
Daido Steel Co. Ltd.	200	7,235

	Shares	Value
Daifuku Co. Ltd.	400	$23,647
Daihen Corp.	100	2,612
Daiho Corp.	300	6,458
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	500	3,518
Daiichi Sankyo Co. Ltd.	1,300	79,135
Daiichikosho Co. Ltd.	500	20,377
Daiki Aluminium Industry Co. Ltd.	800	4,317
Daikin Industries Ltd.	800	108,631
Daikoku Denki Co. Ltd.(1)	200	2,315
Daikyonishikawa Corp.	800	4,468
Daio Paper Corp.	1,100	14,555
Daiseki Co. Ltd.	200	4,756
Daishi Hokuetsu Financial Group, Inc.	600	12,376
Daito Pharmaceutical Co. Ltd.	200	5,339
Daito Trust Construction Co. Ltd.	600	61,762
Daiwa House Industry Co. Ltd.	3,000	82,599
Daiwa Industries Ltd.	400	3,669
Daiwa Securities Group, Inc.	10,000	42,377
Daiwabo Holdings Co. Ltd.	400	20,175
DCM Holdings Co. Ltd.(1)	2,000	18,186
DD Holdings Co. Ltd.	200	2,282
Dear Life Co. Ltd.	300	1,328
DeNA Co. Ltd.(1)	400	5,151
Denka Co. Ltd.	1,000	25,091
Denki Kogyo Co. Ltd.	100	2,498
Densan System Co. Ltd.	100	2,038
Denso Corp.	2,000	77,698
Dentsu Group, Inc.	500	12,976
Denyo Co. Ltd.	300	5,141
Dexerials Corp.	400	2,923
DIC Corp.	1,100	25,931
Digital Arts, Inc.(1)	100	4,857
Digital Garage, Inc.	500	15,576
Digital Hearts Holdings Co. Ltd.	200	1,511
Digital Information Technologies Corp.	100	1,351
Dip Corp.	600	14,476
Disco Corp.	100	20,549
DKS Co. Ltd.	100	3,305
DMG Mori Co. Ltd.	1,300	16,278
Doshisha Co. Ltd.	300	3,840
Double Standard, Inc.	100	3,082
Doutor Nichires Holdings Co. Ltd.(1)	400	6,704
Dowa Holdings Co. Ltd.	500	16,425
DTS Corp.	400	7,288
Duskin Co. Ltd.	200	5,161
DyDo Group Holdings, Inc.	100	3,240
Eagle Industry Co. Ltd.	600	4,527

	Shares	Value
Earth Corp.	100	$5,191
East Japan Railway Co.(1)	900	69,249
Ebara Corp.	1,400	33,139
Ebase Co. Ltd.	100	1,383
Eco's Co. Ltd.	200	2,622
EDION Corp.	2,100	17,592
eGuarantee, Inc.	200	2,239
Ehime Bank Ltd. (The)	400	3,755
Eiken Chemical Co. Ltd.	100	1,782
Eizo Corp.	100	3,222
Elan Corp.	100	1,247
Elecom Co. Ltd.	300	10,063
Electric Power Development Co. Ltd.	2,000	42,798
Elematec Corp.	200	1,697
EM Systems Co. Ltd.	200	1,645
en-japan, Inc.	400	11,081
Enigmo, Inc.	200	1,405
EPS Holdings, Inc.	100	1,048
ES-Con Japan Ltd.	700	4,484
ESPEC Corp.	200	3,673
euglena Co. Ltd.(2)	200	1,440
Exedy Corp.	500	9,274
Ezaki Glico Co. Ltd.	100	4,108
F.C.C. Co. Ltd.	700	12,446
F@N Communications, Inc.	300	1,223
FamilyMart Co. Ltd.(1)	1,300	28,595
Fancl Corp.(1)	200	5,024
FANUC Corp.	300	49,650
Fast Retailing Co. Ltd.	100	49,278
Feed One Co. Ltd.	1,600	2,293
Ferrotec Holdings Corp.(1)	900	5,563
Fibergate, Inc.(2)	100	901
FIDEA Holdings Co. Ltd.	1,900	1,931
Financial Products Group Co. Ltd.	400	3,218
FINDEX, Inc.	200	1,292
First Bank of Toyama Ltd. (The)	400	1,039
First Juken Co. Ltd.	100	910
Fixstars Corp.	100	1,031
FJ Next Co. Ltd.	100	857
Foster Electric Co. Ltd.	500	6,624
FP Corp.	200	11,973
France Bed Holdings Co. Ltd.	500	3,968
Freebit Co. Ltd.	200	1,247
FTGroup Co. Ltd.	200	2,430
Fudo Tetra Corp.	200	2,721
Fuji Co. Ltd.(1)	400	5,939
Fuji Corp/Aichi	600	9,928
Fuji Corp. Ltd.	200	1,068

	Shares	Value
Fuji Electric Co. Ltd.	700	$19,049
Fuji Kyuko Co. Ltd.	200	5,158
Fuji Oil Co. Ltd.	500	951
Fuji Seal International, Inc.	200	3,598
Fuji Soft, Inc.	300	10,029
Fujibo Holdings, Inc.	200	5,425
Fujicco Co. Ltd.	100	1,614
FUJIFILM Holdings Corp.(1)	600	29,211
Fujikura Ltd.	5,400	17,218
Fujimori Kogyo Co. Ltd.	300	7,943
Fujio Food System Co. Ltd.	200	2,640
Fujita Kanko, Inc.	100	1,853
Fujitec Co. Ltd.	700	9,693
Fujitsu General Ltd.	1,000	19,843
Fujitsu Ltd.	1,400	147,747
Fukui Computer Holdings, Inc.	200	4,969
Fukuoka Financial Group, Inc.	1,100	16,642
Fukushima Galilei Co. Ltd.	100	3,180
Fukuyama Transporting Co. Ltd.	400	11,940
FULLCAST Holdings Co. Ltd.	200	3,489
Funai Electric Co. Ltd.(2)	200	1,047
Funai Soken Holdings, Inc.	200	4,680
Furukawa Battery Co. Ltd. (The)	200	1,118
Furukawa Co. Ltd.	400	4,476
Furukawa Electric Co. Ltd.	900	19,697
Furuno Electric Co. Ltd.	400	3,383
Furyu Corp.	200	1,912
Fuso Chemical Co. Ltd.	300	8,367
Futaba Corp.	100	964
Futaba Industrial Co. Ltd.	1,400	7,386
Future Corp.	300	4,400
Fuyo General Lease Co. Ltd.	500	28,112
G-Tekt Corp.	500	6,006
Gakken Holdings Co. Ltd.	100	6,219
Gakujo Co. Ltd.	100	1,590
GCA Corp.	200	1,286
Gecoss Corp.	200	1,646
Genki Sushi Co. Ltd.	100	2,169
Genky DrugStores Co. Ltd.	100	1,653
Geo Holdings Corp.	500	5,421
GLOBERIDE, Inc.	100	1,750
Glory Ltd.	500	13,249
GMO Cloud KK	100	1,900
GMO Financial Holdings, Inc.	1,000	4,842
GMO Internet, Inc.	1,000	16,815
GMO Payment Gateway, Inc.	100	6,171
GNI Group Ltd.(2)	100	1,218

	Shares	Value
Godo Steel Ltd.	200	$4,557
Goldcrest Co. Ltd.	500	7,706
Goldwin, Inc.	200	12,143
Grace Technology, Inc.	100	2,574
Gree, Inc.	600	2,417
GS Yuasa Corp.	1,000	17,577
Gumi, Inc.(2)	200	1,127
GungHo Online Entertainment, Inc.(1)	300	4,735
Gunma Bank Ltd. (The)	3,300	9,910
Gunze Ltd.	100	3,518
Gurunavi, Inc.	200	1,318
H-One Co. Ltd.	200	1,140
H2O Retailing Corp.	600	4,611
Hachijuni Bank Ltd. (The)	3,500	11,904
Hagihara Industries, Inc.	200	2,766
Hakuhodo DY Holdings, Inc.	1,500	17,400
Hakuto Co. Ltd.	100	1,022
Hamakyorex Co. Ltd.	200	5,198
Hamamatsu Photonics KK	400	15,826
Hankyu Hanshin Holdings, Inc.	2,500	82,043
Hanwa Co. Ltd.	600	12,246
Happinet Corp.	200	2,128
Harima Chemicals Group, Inc.	300	2,586
Harmonic Drive Systems, Inc.	100	4,178
Haseko Corp.	5,100	64,889
Hazama Ando Corp.	4,100	29,895
Heiwa Corp.	800	14,890
Heiwa Real Estate Co. Ltd.	300	8,407
Heiwado Co. Ltd.	600	9,284
Hibiya Engineering Ltd.	100	1,618
Hiday Hidaka Corp.(1)	200	3,015
Hikari Tsushin, Inc.	200	37,897
Hino Motors Ltd.	1,800	14,791
Hioki EE Corp.	100	2,986
Hirakawa Hewtech Corp.	100	1,055
Hirano Tecseed Co. Ltd.	300	3,315
Hirata Corp.	100	4,630
Hirose Electric Co. Ltd.	100	10,582
Hiroshima Bank Ltd. (The)	3,100	13,400
Hiroshima Gas Co. Ltd.	400	1,207
HIS Co. Ltd.	300	5,902
Hisaka Works Ltd.	200	1,477
Hisamitsu Pharmaceutical Co., Inc.(1)	200	8,907
Hitachi Capital Corp.	900	22,929
Hitachi High-Tech Corp.	200	14,867
Hitachi Ltd.	4,100	137,526
Hitachi Metals Ltd.	1,200	17,491

	Shares	Value
Hitachi Transport System Ltd.	600	$16,103
Hitachi Zosen Corp.	3,900	13,798
Hodogaya Chemical Co. Ltd.	100	3,413
Hogy Medical Co. Ltd.	200	5,724
Hokkaido Electric Power Co., Inc.	4,000	17,382
Hokkoku Bank Ltd. (The)	200	5,105
Hokuetsu Corp.	1,400	5,666
Hokuetsu Industries Co. Ltd.	400	4,109
Hokuhoku Financial Group, Inc.	1,300	10,988
Hokuriku Electric Power Co.	1,200	8,171
Hokuto Corp.	300	5,106
Honda Motor Co. Ltd. ADR	8,547	219,316
Honeys Holdings Co. Ltd.	500	5,313
Hoosiers Holdings	400	2,299
Horiba Ltd.	200	10,854
Hoshizaki Corp.	200	17,097
Hosiden Corp.	1,000	8,601
Hosokawa Micron Corp.	100	4,548
House Foods Group, Inc.	200	5,889
Hoya Corp. ADR(1)	1,545	135,357
Hulic Co. Ltd.	4,100	45,768
Hyakugo Bank Ltd. (The)	3,100	8,776
Hyakujushi Bank Ltd. (The)	300	5,054
I K K, Inc.	200	1,220
I'll, Inc.	200	2,793
I-Net Corp./Kanagawa	300	3,466
Ibiden Co. Ltd.	1,200	26,368
IBJ, Inc.	300	2,696
Ichibanya Co. Ltd.	100	4,130
Ichigo, Inc.(1)	5,700	17,254
Ichikoh Industries Ltd.	600	3,700
Ichinen Holdings Co. Ltd.	600	6,348
Ichiyoshi Securities Co. Ltd.	200	980
Icom, Inc.	100	2,139
IDEA Consultants, Inc.	200	3,098
Idec Corp.	100	1,514
Idemitsu Kosan Co. Ltd.	1,900	46,539
IDOM, Inc.	1,200	5,668
IHI Corp.	400	8,366
Iida Group Holdings Co. Ltd.	700	9,437
Iino Kaiun Kaisha Ltd.	3,100	9,463
IJTT Co. Ltd.	300	1,437
IMAGICA GROUP, Inc.	200	752
Imasen Electric Industrial	200	1,415
Inaba Denki Sangyo Co. Ltd.	600	13,245
Inaba Seisakusho Co. Ltd.	100	1,111
Inabata & Co. Ltd.	400	4,634

	Shares	Value
Ines Corp.	700	$9,523
Infocom Corp.	400	10,046
Infomart Corp.	1,800	10,794
Information Services International-Dentsu Ltd.	200	8,590
INPEX Corp.	10,000	87,053
Insource Co. Ltd.	200	4,715
Intage Holdings, Inc.	500	3,638
Intelligent Wave, Inc.	200	1,132
Inter Action Corp.	200	4,248
Internet Initiative Japan, Inc.(1)	600	16,737
Inui Global Logistics Co. Ltd.	100	996
IR Japan Holdings Ltd.	100	5,998
Iriso Electronics Co. Ltd.	100	3,471
Iseki & Co. Ltd.	200	2,122
Isetan Mitsukoshi Holdings Ltd.	2,100	13,694
Ishihara Sangyo Kaisha Ltd.	300	1,977
Istyle, Inc.(2)	200	539
Isuzu Motors Ltd.	3,100	28,995
Itfor, Inc.	200	1,198
Ito En Ltd.	200	8,800
ITOCHU Corp.	6,800	154,591
Itochu Enex Co. Ltd.	400	3,109
Itochu Techno-Solutions Corp.	800	22,493
Itoham Yonekyu Holdings, Inc.	900	4,961
Itoki Corp.	400	1,321
IwaiCosmo Holdings, Inc.	300	3,102
Iwatani Corp.	500	16,384
Iyo Bank Ltd. (The)	2,600	11,694
Izumi Co. Ltd.	700	19,080
J Front Retailing Co. Ltd.	3,200	33,855
J Trust Co. Ltd.(1)	500	1,596
JAC Recruitment Co. Ltd.	100	1,318
Jaccs Co. Ltd.	500	9,994
Jafco Co. Ltd.	200	7,576
Japan Airlines Co. Ltd.	900	22,285
Japan Airport Terminal Co. Ltd.	200	7,778
Japan Aviation Electronics Industry Ltd.	1,200	19,167
Japan Best Rescue System Co. Ltd.(1)	200	1,394
Japan Cash Machine Co. Ltd.	200	1,218
Japan Display, Inc.(2)	1,900	1,070
Japan Elevator Service Holdings Co. Ltd.	300	5,749
Japan Exchange Group, Inc.	3,200	53,609
Japan Lifeline Co. Ltd.	200	2,478
Japan Material Co. Ltd.	200	2,367
Japan Meat Co. Ltd.	200	3,964
Japan Medical Dynamic Marketing, Inc.	100	1,491
Japan Petroleum Exploration Co. Ltd.	500	10,866

	Shares	Value
Japan Post Bank Co. Ltd.	1,200	$10,680
Japan Post Holdings Co. Ltd.	6,400	55,662
Japan Post Insurance Co. Ltd.	2,000	30,483
Japan Securities Finance Co. Ltd.	800	3,450
Japan Steel Works Ltd. (The)	400	5,793
Japan Transcity Corp.	700	2,780
Japan Wool Textile Co. Ltd. (The)	1,000	8,266
JBCC Holdings, Inc.	200	3,043
JCR Pharmaceuticals Co. Ltd.	100	8,858
JCU Corp.	400	9,273
JDC Corp.	1,000	4,684
JFE Holdings, Inc.	5,900	54,385
JGC Holdings Corp.	3,600	43,946
JINS Holdings, Inc.	200	12,250
Joshin Denki Co. Ltd.	400	6,648
JP-Holdings, Inc.	400	1,008
JSP Corp.	100	1,501
JSR Corp.	100	1,747
JTEKT Corp.	1,800	17,430
Juki Corp.	200	1,267
Juroku Bank Ltd. (The)	400	6,795
Justsystems Corp.	200	9,533
JVCKenwood Corp.	4,200	8,483
JXTG Holdings, Inc.	18,200	72,900
K's Holdings Corp.	3,800	41,723
Kadokawa Corp.(2)	500	6,675
Kaga Electronics Co. Ltd.	400	7,292
Kagome Co. Ltd.	300	6,461
Kajima Corp.	5,600	60,059
Kakaku.com, Inc.	600	12,819
Kaken Pharmaceutical Co. Ltd.	300	14,511
Kamakura Shinsho Ltd.	200	2,454
Kamigumi Co. Ltd.	100	1,917
Kanamoto Co. Ltd.	700	15,437
Kandenko Co. Ltd.	2,300	19,421
Kaneka Corp.	700	18,761
Kanematsu Corp.	1,600	17,307
Kansai Electric Power Co., Inc. (The)	3,300	35,817
Kansai Mirai Financial Group, Inc.	900	4,216
Kanto Denka Kogyo Co. Ltd.	1,100	9,330
Kao Corp.	1,700	123,719
Kappa Create Co. Ltd.	100	1,181
Kasai Kogyo Co. Ltd.	800	4,870
Katakura Industries Co. Ltd.	200	2,331
Kato Sangyo Co. Ltd.	400	11,095
Kato Works Co. Ltd.	100	1,195
KAWADA TECHNOLOGIES, Inc.	100	5,172

	Shares	Value
Kawai Musical Instruments Manufacturing Co. Ltd.	100	$2,421
Kawasaki Heavy Industries Ltd.	2,000	36,044
Kawasaki Kisen Kaisha Ltd.(2)	1,700	18,982
KDDI Corp.	11,500	324,994
KeePer Technical Laboratory Co. Ltd.	100	995
Keihan Holdings Co. Ltd.	400	16,188
Keihanshin Building Co. Ltd.	500	6,169
Keikyu Corp.	3,100	46,906
Keio Corp.	300	14,383
Keisei Electric Railway Co. Ltd.	400	12,765
Keiyo Bank Ltd. (The)	1,400	6,570
Keiyo Co. Ltd.	300	1,307
Kewpie Corp.	1,300	23,872
Key Coffee, Inc.	100	1,886
Keyence Corp.	200	64,525
KFC Holdings Japan Ltd.	400	8,937
KH Neochem Co. Ltd.	400	7,721
Ki-Star Real Estate Co. Ltd.	200	2,583
Kikkoman Corp.	400	18,472
Kinden Corp.	1,200	18,020
King Jim Co. Ltd.	200	1,390
Kintetsu Group Holdings Co. Ltd.	1,700	73,320
Kintetsu World Express, Inc.	500	7,802
Kirin Holdings Co. Ltd.	3,300	63,200
Kirindo Holdings Co. Ltd.	100	1,412
Kisoji Co. Ltd.	100	2,321
Kissei Pharmaceutical Co. Ltd.	200	4,825
Kitanotatsujin Corp.	1,100	5,291
Kito Corp.	300	3,829
Kitz Corp.	1,000	5,932
Kiyo Bank Ltd. (The)	1,000	13,147
KLab, Inc.(2)	700	4,001
KNT-CT Holdings Co. Ltd.(2)	100	868
Koa Corp.	200	1,932
Koatsu Gas Kogyo Co. Ltd.	400	2,442
Kobayashi Pharmaceutical Co. Ltd.	100	7,253
Kobe Bussan Co. Ltd.	600	21,950
Kobe Steel Ltd.	2,100	7,760
Koei Tecmo Holdings Co. Ltd.	100	2,477
Kohnan Shoji Co. Ltd.	600	12,065
Koito Manufacturing Co. Ltd.	500	20,150
Kojima Co. Ltd.	300	1,120
Kokusai Pulp & Paper Co. Ltd.	400	956
Kokuyo Co. Ltd.	800	11,292
Komatsu Ltd.(1)	2,500	50,189
Komatsu Matere Co. Ltd.	200	1,354
KOMEDA Holdings Co. Ltd.	200	3,382

	Shares	Value
Komeri Co. Ltd.	300	$5,411
Komori Corp.	300	2,275
Konami Holdings Corp.	900	32,587
Kondotec, Inc.	400	3,521
Konica Minolta, Inc.	1,200	6,580
Konishi Co. Ltd.	300	3,717
Konoike Transport Co. Ltd.	400	5,013
Kose Corp.	100	11,950
Koshidaka Holdings Co. Ltd.(1)	600	3,167
Kotobuki Spirits Co. Ltd.	200	9,813
Kourakuen Holdings Corp.	100	1,395
Krosaki Harima Corp.	100	5,086
Kubota Corp.	4,100	57,424
Kumagai Gumi Co. Ltd.	800	21,181
Kumiai Chemical Industry Co. Ltd.	200	1,337
Kura Sushi, Inc.	100	4,143
Kurabo Industries Ltd.	200	3,595
Kuraray Co. Ltd.	3,200	33,146
Kureha Corp.	200	10,073
Kurita Water Industries Ltd.	1,200	30,906
Kusuri no Aoki Holdings Co. Ltd.	100	6,141
KYB Corp.(2)	400	8,829
Kyocera Corp.	800	50,140
Kyoei Steel Ltd.	400	6,034
Kyokuto Kaihatsu Kogyo Co. Ltd.	200	2,292
Kyokuto Securities Co. Ltd.	200	1,203
Kyokuyo Co. Ltd.	100	2,386
KYORIN Holdings, Inc.	200	4,062
Kyosan Electric Manufacturing Co. Ltd.	300	1,277
Kyowa Exeo Corp.	600	13,066
Kyowa Kirin Co. Ltd.	500	11,862
Kyudenko Corp.	1,000	26,676
Kyushu Electric Power Co., Inc.	3,200	23,133
Kyushu Financial Group, Inc.	4,100	13,927
Kyushu Railway Co.	1,600	48,007
Lacto Japan Co. Ltd.	100	3,261
Lasertec Corp.	400	18,137
Lawson, Inc.(1)	600	32,222
LEC, Inc.	200	1,738
Leopalace21 Corp.(2)	6,800	20,129
Life Corp.(1)	300	6,519
Like Co. Ltd.	100	1,377
LINE Corp. ADR(1)(2)	259	12,738
Link And Motivation, Inc.(1)	200	823
Lintec Corp.	200	4,257
Lion Corp.	2,100	35,074
Litalico, Inc.(2)	100	1,962

	Shares	Value
LIXIL Group Corp.	800	$11,964
LIXIL VIVA Corp.	600	11,349
M&A Capital Partners Co. Ltd.(2)	200	5,928
M3, Inc.	1,500	38,579
Mabuchi Motor Co. Ltd.	300	10,360
Macnica Fuji Electronics Holdings, Inc.	1,200	16,707
Macromill, Inc.	200	1,558
Maeda Corp.	2,400	21,371
Maeda Kosen Co. Ltd.	100	1,843
Maeda Road Construction Co. Ltd.	900	26,579
Makino Milling Machine Co. Ltd.	200	6,751
Makita Corp.	300	10,290
Mamezou Holdings Co. Ltd.	300	5,271
Mani, Inc.(1)	200	4,239
MarkLines Co. Ltd.	200	3,078
Marubeni Corp.	6,000	39,668
Marudai Food Co. Ltd.	300	4,898
Maruha Nichiro Corp.	200	4,252
Marui Group Co. Ltd.	1,800	34,694
Maruichi Steel Tube Ltd.	200	4,833
Marusan Securities Co. Ltd.	300	1,199
Maruwa Co. Ltd.	200	12,676
Maruwa Unyu Kikan Co. Ltd.	300	4,840
Maruzen CHI Holdings Co. Ltd.	300	889
Marvelous, Inc.(1)	200	1,134
Matching Service Japan Co. Ltd.	100	935
Matsui Construction Co. Ltd.	200	1,157
Matsumotokiyoshi Holdings Co. Ltd.	500	16,336
Matsuya Co. Ltd.	200	1,180
Matsuyafoods Holdings Co. Ltd.	100	3,522
Max Co. Ltd.	300	4,937
Maxell Holdings Ltd.	400	4,798
Mazda Motor Corp.	3,100	21,393
McDonald's Holdings Co. Japan Ltd.	300	12,669
MCJ Co. Ltd.	1,300	7,460
Mebuki Financial Group, Inc.	10,400	20,230
MEC Co. Ltd.	200	2,300
Media Do Holdings Co. Ltd.	100	2,668
Medipal Holdings Corp.	1,000	18,210
MedPeer, Inc.(2)	100	1,137
Megmilk Snow Brand Co. Ltd.	600	12,062
Meidensha Corp.	800	12,800
MEIJI Holdings Co. Ltd.	300	17,862
Meiko Electronics Co. Ltd.	400	5,895
Meiko Network Japan Co. Ltd.(1)	200	1,498
Meisei Industrial Co. Ltd.	600	4,026
Meitec Corp.	300	14,122

	Shares	Value
Meiwa Corp.	300	$1,388
Members Co. Ltd.	100	1,246
Menicon Co. Ltd.	200	8,150
METAWATER Co. Ltd.	200	7,039
Micronics Japan Co. Ltd.(1)	800	6,986
Mie Kotsu Group Holdings, Inc.	700	3,159
Milbon Co. Ltd.	100	4,884
Mimasu Semiconductor Industry Co. Ltd.	400	7,355
MINEBEA MITSUMI, Inc.	4,500	78,831
Ministop Co. Ltd.(1)	200	2,651
Miraca Holdings, Inc.	700	17,574
Mirait Holdings Corp.	700	9,225
Miroku Jyoho Service Co. Ltd.	200	4,470
MISUMI Group, Inc.	400	8,385
Mitani Sangyo Co. Ltd.	400	1,219
Mitsuba Corp.	900	5,070
Mitsubishi Chemical Holdings Corp.	11,300	75,672
Mitsubishi Electric Corp.	5,500	69,408
Mitsubishi Estate Co. Ltd.	5,200	89,615
Mitsubishi Gas Chemical Co., Inc.	1,000	15,030
Mitsubishi Heavy Industries Ltd.	1,600	50,447
Mitsubishi Logisnext Co. Ltd.	400	4,976
Mitsubishi Logistics Corp.	300	6,894
Mitsubishi Materials Corp.	1,400	31,805
Mitsubishi Motors Corp.	3,100	10,244
Mitsubishi Paper Mills Ltd.	300	1,102
Mitsubishi Pencil Co. Ltd.	200	2,748
Mitsubishi Shokuhin Co. Ltd.	200	4,851
Mitsubishi UFJ Financial Group, Inc. ADR	50,104	244,006
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,500	36,648
Mitsuboshi Belting Ltd.	300	4,086
Mitsui & Co. Ltd.	5,700	93,860
Mitsui Chemicals, Inc.	1,700	36,579
Mitsui E&S Holdings Co. Ltd.(2)	1,700	12,136
Mitsui Fudosan Co. Ltd.	2,600	60,232
Mitsui High-Tec, Inc.	100	1,288
Mitsui Mining & Smelting Co. Ltd.	500	11,904
Mitsui OSK Lines Ltd.	1,600	32,955
Mitsui Sugar Co. Ltd.	100	1,756
Mitsui-Soko Holdings Co. Ltd.	500	7,230
Mitsuuroko Group Holdings Co. Ltd.	400	3,735
Miura Co. Ltd.	300	9,761
Mixi, Inc.	600	9,575
Mizuho Financial Group, Inc. ADR(1)	51,320	135,998
Mizuho Leasing Co. Ltd.	600	15,770
Mizuno Corp.	200	3,957
Mochida Pharmaceutical Co. Ltd.	100	3,503

	Shares	Value
Modec, Inc.	400	$6,697
Monex Group, Inc.	900	1,727
Monogatari Corp. (The)	100	6,298
MonotaRO Co. Ltd.	1,000	22,178
Morinaga & Co. Ltd.	500	19,812
Morinaga Milk Industry Co. Ltd.	800	28,336
Moriroku Holdings Co. Ltd.	200	3,519
Morita Holdings Corp.	200	3,106
Morito Co. Ltd.	200	1,257
MOS Food Services, Inc.	100	2,276
MS&AD Insurance Group Holdings, Inc.	3,000	96,474
MTI Ltd.	200	1,036
Murata Manufacturing Co. Ltd.	1,800	96,610
Musashi Seimitsu Industry Co. Ltd.	1,000	10,921
Musashino Bank Ltd. (The)	300	4,119
Nabtesco Corp.	500	13,381
Nachi-Fujikoshi Corp.	300	9,827
Nagase & Co. Ltd.	900	10,776
Nagoya Railroad Co. Ltd.	2,100	54,741
Nakanishi, Inc.	100	1,520
Nakayama Steel Works Ltd.	300	1,139
Namura Shipbuilding Co. Ltd.	400	761
Nankai Electric Railway Co. Ltd.	1,600	35,249
Nanto Bank Ltd. (The)	400	7,935
NEC Capital Solutions Ltd.	300	5,869
NEC Corp.	2,500	93,317
NEC Networks & System Integration Corp.	300	11,220
Neturen Co. Ltd.	500	3,141
Nexon Co. Ltd.	1,900	30,107
NGK Insulators Ltd.	2,500	39,106
NGK Spark Plug Co. Ltd.	1,100	17,969
NH Foods Ltd.	600	22,668
NHK Spring Co. Ltd.	1,600	12,127
Nichi-iko Pharmaceutical Co. Ltd.	1,000	10,721
Nichias Corp.	600	12,351
Nichiban Co. Ltd.	100	1,409
Nichicon Corp.	500	3,676
Nichiden Corp.	100	1,580
Nichiha Corp.	300	6,231
NichiiGakkan Co. Ltd.	700	7,265
Nichirei Corp.	1,300	33,037
Nichireki Co. Ltd.	600	7,197
Nidec Corp. ADR	1,510	44,152
Nifco, Inc.	1,000	24,174
Nihon Flush Co. Ltd.	100	2,166
Nihon House Holdings Co. Ltd.	900	3,262
Nihon M&A Center, Inc.	1,100	32,840

	Shares	Value
Nihon Nohyaku Co. Ltd.	300	$1,398
Nihon Parkerizing Co. Ltd.	500	4,571
Nihon Tokushu Toryo Co. Ltd.	200	1,849
Nihon Unisys Ltd.	1,000	30,552
Nikkiso Co. Ltd.	100	889
Nikko Co. Ltd.	500	3,036
Nikkon Holdings Co. Ltd.	1,100	21,149
Nikon Corp.	1,100	11,245
Nintendo Co. Ltd.	300	102,364
Nippo Corp.	400	9,037
Nippon Air Conditioning Services Co. Ltd.	500	3,185
Nippon Aqua Co. Ltd.	200	931
Nippon Carbon Co. Ltd.(1)	200	6,618
Nippon Ceramic Co. Ltd.	100	2,015
Nippon Chemi-Con Corp.	100	1,420
Nippon Chemical Industrial Co. Ltd.	100	2,142
Nippon Coke & Engineering Co. Ltd.	10,300	6,228
Nippon Denko Co. Ltd.(2)	600	809
Nippon Densetsu Kogyo Co. Ltd.	400	7,262
Nippon Electric Glass Co. Ltd.	500	8,382
Nippon Express Co. Ltd.	900	42,925
Nippon Flour Mills Co. Ltd.	400	5,930
Nippon Gas Co. Ltd.	300	9,501
Nippon Hume Corp.	200	1,199
Nippon Kayaku Co. Ltd.	1,600	17,608
Nippon Koei Co. Ltd.	300	8,196
Nippon Light Metal Holdings Co. Ltd.	6,800	11,900
Nippon Paper Industries Co. Ltd.	100	1,444
Nippon Parking Development Co. Ltd.	3,300	3,725
Nippon Pillar Packing Co. Ltd.	200	2,339
Nippon Seiki Co. Ltd.	900	11,839
Nippon Sheet Glass Co. Ltd.	500	2,234
Nippon Shinyaku Co. Ltd.	200	14,798
Nippon Shokubai Co. Ltd.	200	10,120
Nippon Signal Co. Ltd.	700	7,418
Nippon Soda Co. Ltd.	200	5,143
Nippon Steel Corp.	3,100	34,732
Nippon Steel Trading Corp.	200	8,091
Nippon Suisan Kaisha Ltd.	3,100	14,618
Nippon Systemware Co. Ltd.	100	1,770
Nippon Telegraph & Telephone Corp.	5,800	135,693
Nippon Thompson Co. Ltd.	400	1,368
Nippon Yakin Kogyo Co. Ltd.	200	3,144
Nippon Yusen KK	2,700	38,361
Nipro Corp.(1)	3,100	32,924
Nishi-Nippon Financial Holdings, Inc.	1,000	5,709
Nishi-Nippon Railroad Co. Ltd.	1,300	28,478

	Shares	Value
Nishimatsu Construction Co. Ltd.	1,000	$20,958
Nishimatsuya Chain Co. Ltd.	400	2,883
Nishio Rent All Co. Ltd.	400	9,797
Nissan Chemical Corp.	600	25,207
Nissan Motor Co. Ltd.	7,400	31,661
Nissan Shatai Co. Ltd.	200	1,834
Nissan Tokyo Sales Holdings Co. Ltd.	500	1,062
Nissei Plastic Industrial Co. Ltd.	200	1,676
Nissha Co. Ltd.	600	4,660
Nisshin Group Holdings Co. Ltd.	600	2,532
Nisshin Oillio Group Ltd. (The)	400	12,318
Nisshin Seifun Group, Inc.	200	3,372
Nisshinbo Holdings, Inc.	2,600	22,005
Nissin Electric Co. Ltd.	800	7,626
Nissin Foods Holdings Co. Ltd.	200	15,717
Nisso Corp.	200	1,286
Nitori Holdings Co. Ltd.	400	55,431
Nitta Corp.	100	2,246
Nitto Boseki Co. Ltd.	100	3,859
Nitto Denko Corp.	900	44,875
Nitto Kogyo Corp.	500	8,727
Nitto Seiko Co. Ltd.	300	1,310
Nittoc Construction Co. Ltd.	400	2,826
Noevir Holdings Co. Ltd.	100	4,248
NOF Corp.	300	9,578
Nohmi Bosai Ltd.	400	7,480
Nojima Corp.	900	16,283
NOK Corp.	700	8,832
Nomura Co. Ltd.	600	5,443
Noritake Co. Ltd/Nagoya Japan	100	3,507
Noritsu Koki Co. Ltd.	100	1,211
Noritz Corp.	600	6,123
North Pacific Bank Ltd.	3,100	5,828
NS Solutions Corp.	500	14,166
NS United Kaiun Kaisha Ltd.	200	3,157
NSD Co. Ltd.	600	9,634
NSK Ltd.	1,800	13,672
NTN Corp.	3,100	7,432
NTT Data Corp.	4,400	53,337
NTT DOCOMO, Inc.	8,000	216,211
NuFlare Technology, Inc.	100	11,014
Obara Group, Inc.	100	2,667
Obayashi Corp.	8,000	80,341
OBIC Business Consultants Co. Ltd.	100	3,521
Obic Co. Ltd.	200	24,582
Odakyu Electric Railway Co. Ltd.	1,900	36,584
Oenon Holdings, Inc.	300	967

	Shares	Value
Ogaki Kyoritsu Bank Ltd. (The)	400	$7,470
Ohara, Inc.	100	978
Oiles Corp.	200	2,616
Oisix ra daichi, Inc.(2)	100	989
Oji Holdings Corp.	10,400	49,286
Okabe Co. Ltd.	200	1,426
Okamoto Industries, Inc.	100	2,997
Okamura Corp.	400	3,337
Okasan Securities Group, Inc.	1,200	3,847
Oki Electric Industry Co. Ltd.	1,800	19,784
Okinawa Electric Power Co., Inc. (The)	300	5,199
Okumura Corp.	100	2,422
Okuwa Co. Ltd.	400	4,911
Olympus Corp.	4,700	85,007
Omron Corp.	1,300	69,904
Ono Pharmaceutical Co. Ltd.	1,200	24,485
Onoken Co. Ltd.	200	2,152
Onward Holdings Co. Ltd.	1,200	5,810
Open Door, Inc.(2)	100	949
Open House Co. Ltd.	300	7,629
Optex Group Co. Ltd.	100	1,161
Optorun Co. Ltd.	300	7,919
Oracle Corp. (Tokyo)	300	23,398
Organo Corp.	200	11,737
Oricon, Inc.	100	814
Orient Corp.	8,800	10,793
Oriental Land Co. Ltd.	100	11,339
ORIX Corp. ADR	2,338	186,759
Osaka Gas Co. Ltd.	1,600	25,794
Osaka Organic Chemical Industry Ltd.	300	4,144
Osaka Soda Co. Ltd.	200	4,715
OSAKA Titanium Technologies Co. Ltd.	400	4,059
Osaki Electric Co. Ltd.	400	2,018
OSG Corp.	800	11,949
OSJB Holdings Corp.	3,100	7,235
Otsuka Corp.	900	38,820
Otsuka Holdings Co. Ltd.	600	22,598
Outsourcing, Inc.	600	4,339
Oyo Corp.	300	3,445
Pacific Industrial Co. Ltd.	1,100	11,924
Pacific Metals Co. Ltd.	100	1,798
Pack Corp. (The)	200	6,639
PAL GROUP Holdings Co. Ltd.	400	5,354
PALTAC Corp.	300	12,643
Pan Pacific International Holdings Corp.	3,100	51,091
Panasonic Corp.	14,000	133,100
PAPYLESS Co. Ltd.	100	1,789

	Shares	Value
Park24 Co. Ltd.(1)	1,100	$21,417
Pasona Group, Inc.	500	5,124
PC Depot Corp.	400	1,878
PCA Corp.	100	3,373
Penta-Ocean Construction Co. Ltd.	8,300	44,030
Pepper Food Service Co. Ltd.	100	646
PeptiDream, Inc.(2)	500	19,851
Persol Holdings Co. Ltd.	1,500	19,793
Phil Co., Inc.	100	2,831
Pigeon Corp.(1)	500	16,853
Pilot Corp.	300	9,727
Piolax, Inc.	200	2,858
Plenus Co. Ltd.	100	1,596
Pola Orbis Holdings, Inc.	200	3,811
Poletowin Pitcrew Holdings, Inc.	400	3,076
Premium Group Co. Ltd.	100	1,575
Press Kogyo Co. Ltd.	1,800	5,141
Pressance Corp.	200	2,108
Prestige International, Inc.	900	6,928
Prima Meat Packers Ltd.	600	12,315
Proto Corp.	200	2,021
PS Mitsubishi Construction Co. Ltd.	700	3,729
QB Net Holdings Co. Ltd.	100	1,715
Qol Holdings Co. Ltd.	100	1,145
Quick Co. Ltd.	100	1,131
Raito Kogyo Co. Ltd.	500	6,173
Rakus Co. Ltd.	500	7,141
Rakuten, Inc.	6,600	55,038
Recruit Holdings Co. Ltd.	4,000	138,896
Relia, Inc.	600	6,679
Relo Group, Inc.	800	17,429
Renaissance, Inc.	200	2,545
Renesas Electronics Corp.(2)	3,100	18,549
Rengo Co. Ltd.	200	1,369
Resona Holdings, Inc.	15,300	57,711
Resorttrust, Inc.	1,300	17,120
Restar Holdings Corp.	200	2,928
Retail Partners Co. Ltd.	200	1,281
Rheon Automatic Machinery Co. Ltd.	100	1,070
Ricoh Co. Ltd.	8,000	74,106
Ricoh Leasing Co. Ltd.	300	10,296
Riken Technos Corp.	700	2,736
Ringer Hut Co. Ltd.	100	1,935
Rinnai Corp.	200	13,525
Riso Kagaku Corp.	100	1,545
Riso Kyoiku Co. Ltd.(1)	1,300	3,746
Rohm Co. Ltd.	400	26,122

	Shares	Value
Rohto Pharmaceutical Co. Ltd.	300	$8,679
Roland DG Corp.	100	1,499
Rorze Corp.	100	3,044
Round One Corp.	1,800	13,422
Royal Holdings Co. Ltd.	400	6,627
Rozetta Corp.(2)	100	2,679
RPA Holdings, Inc.(2)	100	836
Ryobi Ltd.	500	6,468
Ryohin Keikaku Co. Ltd.	1,300	17,656
Ryosan Co. Ltd.	200	4,116
Ryoyo Electro Corp.	100	1,630
S Foods, Inc.	100	2,071
S-Pool, Inc.	900	5,699
Sac's Bar Holdings, Inc.	200	1,349
Saizeriya Co. Ltd.	200	3,789
Sakai Chemical Industry Co. Ltd.	200	3,597
Sakai Moving Service Co. Ltd.	100	4,748
Sakata INX Corp.	400	3,479
Sakura Internet, Inc.	500	2,324
Sala Corp.	1,100	5,611
SAMTY Co. Ltd.	200	2,850
San ju San Financial Group, Inc.	200	2,721
San-A Co. Ltd.	300	10,841
San-Ai Oil Co. Ltd.	1,900	16,526
San-In Godo Bank Ltd. (The)	1,600	8,054
Sanden Holdings Corp.(2)	300	1,420
Sanei Architecture Planning Co. Ltd.	100	1,199
Sangetsu Corp.	300	4,574
Sanken Electric Co. Ltd.	400	9,425
Sanki Engineering Co. Ltd.	900	10,576
Sankyo Co. Ltd.	100	3,276
Sankyo Seiko Co. Ltd.	300	1,389
Sankyo Tateyama, Inc.	500	5,005
Sankyu, Inc.	700	29,713
Sanoh Industrial Co. Ltd.(1)	800	6,193
Sanrio Co. Ltd.	100	1,509
Santen Pharmaceutical Co. Ltd.	1,700	27,285
Sanwa Holdings Corp.	2,500	22,885
Sanyo Chemical Industries Ltd.	100	4,052
Sanyo Denki Co. Ltd.	100	4,040
Sanyo Special Steel Co. Ltd.	100	1,084
Sapporo Holdings Ltd.	1,500	29,997
Sato Holdings Corp.	400	8,981
Sawada Holdings Co. Ltd.	300	2,767
Sawai Pharmaceutical Co. Ltd.	400	22,646
SB Technology Corp.	100	1,932
SBI Holdings, Inc.	3,400	68,177

	Shares	Value
SBS Holdings, Inc.	500	$7,374
SCREEN Holdings Co. Ltd.	100	5,021
SCSK Corp.	500	26,410
SEC Carbon Ltd.(1)	100	6,551
Secom Co. Ltd.	600	47,511
Sega Sammy Holdings, Inc.	900	11,945
Seibu Holdings, Inc.	2,600	36,697
Seikagaku Corp.	200	1,868
Seikitokyu Kogyo Co. Ltd.	700	5,237
Seiko Epson Corp.	3,300	46,521
Seiko Holdings Corp.	400	7,723
Seiko PMC Corp.	200	1,386
Seino Holdings Co. Ltd.	1,700	18,353
Seiren Co. Ltd.	800	10,108
Sekisui Chemical Co. Ltd.	3,100	46,936
Sekisui House Ltd.(1)	7,000	137,033
Sekisui Jushi Corp.	200	3,913
Sekisui Plastics Co. Ltd.	200	1,154
Senko Group Holdings Co. Ltd.	2,300	16,813
Senshu Ikeda Holdings, Inc.	1,400	2,179
Septeni Holdings Co. Ltd.	500	1,120
Seria Co. Ltd.	300	7,964
Seven & i Holdings Co. Ltd.(1)	4,900	167,323
Seven Bank Ltd.	9,000	23,631
SFP Holdings Co. Ltd.	200	3,234
SG Holdings Co. Ltd.	1,000	19,525
Sharp Corp.(1)	2,700	31,296
Shibuya Corp.	300	7,422
SHIFT, Inc.(2)	100	6,075
Shiga Bank Ltd. (The)	500	11,233
Shikoku Bank Ltd. (The)	600	4,661
Shikoku Chemicals Corp.	500	4,986
Shikoku Electric Power Co., Inc.(1)	2,000	15,214
Shima Seiki Manufacturing Ltd.	100	1,562
Shimachu Co. Ltd.(1)	400	9,784
Shimadzu Corp.	800	19,365
Shimamura Co. Ltd.	200	13,247
Shimano, Inc.	100	13,966
Shimizu Corp.	6,400	58,012
Shin Nippon Biomedical Laboratories Ltd.	200	1,015
Shin-Etsu Chemical Co. Ltd.	1,300	145,396
Shin-Etsu Polymer Co. Ltd.	400	3,113
Shindengen Electric Manufacturing Co. Ltd.	100	2,772
Shinko Electric Industries Co. Ltd.	1,000	10,919
Shinko Shoji Co. Ltd.	200	1,283
Shinmaywa Industries Ltd.	700	7,881
Shinnihon Corp.	800	5,584

	Shares	Value
Shinoken Group Co. Ltd.(1)	800	$7,623
Shinsei Bank Ltd.	1,800	23,858
Shionogi & Co. Ltd.	900	48,578
Ship Healthcare Holdings, Inc.	600	24,312
Shizuoka Bank Ltd. (The)	4,000	25,146
Shoei Foods Corp.	200	5,925
Showa Denko KK	1,700	36,497
Showa Sangyo Co. Ltd.	200	5,502
SIGMAXYZ, Inc.	300	4,074
Sinfonia Technology Co. Ltd.	200	1,870
Sinko Industries Ltd.	300	4,191
Sintokogio Ltd.	400	2,911
SK-Electronics Co. Ltd.	200	2,102
SKY Perfect JSAT Holdings, Inc.	1,700	7,294
Skylark Holdings Co. Ltd.(1)	1,800	26,935
SMC Corp. ADR(1)	1,979	38,591
SMS Co. Ltd.	800	15,711
SNT Corp.	400	1,144
Sodick Co. Ltd.	200	1,335
Softbank Corp.	5,800	75,861
SoftBank Group Corp.(1)	3,300	152,033
Softbrain Co. Ltd.	400	1,564
Sogo Medical Holdings Co. Ltd.	200	4,700
Sohgo Security Services Co. Ltd.	400	18,686
Sojitz Corp.	12,900	37,156
Solasto Corp.	600	5,444
Soliton Systems KK	200	1,752
Sompo Holdings, Inc.	2,200	80,924
Sony Corp. ADR	6,868	427,190
Sony Financial Holdings, Inc.	900	17,916
Sotetsu Holdings, Inc.	900	20,423
SOU, Inc.	100	1,539
Space Co. Ltd.	200	1,905
Sparx Group Co. Ltd.	900	1,845
Sprix Ltd.	100	760
Square Enix Holdings Co. Ltd.	700	28,293
SRS Holdings Co. Ltd.	200	1,704
ST Corp.	100	1,366
St. Marc Holdings Co. Ltd.	300	5,354
Stanley Electric Co. Ltd.	700	17,008
Star Mica Holdings Co. Ltd.	200	2,386
Starts Corp., Inc.	600	12,327
Stella Chemifa Corp.	200	4,920
Strike Co. Ltd.	100	3,711
Studio Alice Co. Ltd.	200	2,868
Subaru Corp.(1)	1,900	45,919
Sugi Holdings Co. Ltd.	500	23,625

	Shares	Value
Sugimoto & Co. Ltd.	200	$3,148
SUMCO Corp.	3,600	54,258
Sumida Corp.	500	4,380
Sumitomo Bakelite Co. Ltd.	300	8,944
Sumitomo Chemical Co. Ltd.	13,600	49,282
Sumitomo Corp.	4,700	67,088
Sumitomo Dainippon Pharma Co., Ltd.(1)	700	10,083
Sumitomo Densetsu Co. Ltd.	400	8,359
Sumitomo Electric Industries Ltd.	7,800	92,585
Sumitomo Forestry Co. Ltd.	1,400	20,777
Sumitomo Heavy Industries Ltd.	100	2,161
Sumitomo Metal Mining Co. Ltd.	1,500	37,096
Sumitomo Mitsui Construction Co. Ltd.	2,500	12,645
Sumitomo Mitsui Financial Group, Inc. ADR(1)	29,229	186,189
Sumitomo Mitsui Trust Holdings, Inc.(1)	2,200	75,046
Sumitomo Osaka Cement Co. Ltd.	600	20,459
Sumitomo Realty & Development Co. Ltd.	2,900	91,493
Sumitomo Riko Co. Ltd.	800	5,310
Sumitomo Rubber Industries Ltd.	3,100	32,098
Sumitomo Seika Chemicals Co. Ltd.	100	2,592
Sumitomo Warehouse Co. Ltd. (The)	700	8,316
Sun Frontier Fudousan Co. Ltd.	500	4,925
Sundrug Co. Ltd.	900	28,053
Suntory Beverage & Food Ltd.	800	30,408
Suruga Bank Ltd.(2)	3,400	12,505
Sushiro Global Holdings Ltd.	300	21,384
Suzuken Co. Ltd.	300	9,892
Suzuki Motor Corp.(1)	1,800	73,366
SWCC Showa Holdings Co. Ltd.	600	6,031
Sysmex Corp.	100	6,387
System Information Co. Ltd.	200	1,310
Systena Corp.	800	10,483
Syuppin Co. Ltd.	500	3,658
T Hasegawa Co. Ltd.(1)	200	3,729
T&D Holdings, Inc.	4,400	43,039
T-Gaia Corp.(1)	400	7,558
Tachi-S Co. Ltd.	200	1,877
Tadano Ltd.	800	6,650
Taihei Dengyo Kaisha Ltd.	200	4,264
Taiheiyo Cement Corp.	1,700	41,712
Taiho Kogyo Co. Ltd.	400	2,104
Taikisha Ltd.	500	14,326
Taisei Corp.	2,200	74,976
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,219
Taiyo Nippon Sanso Corp.	800	14,291
Taiyo Yuden Co. Ltd.(1)	2,200	61,095
Takamatsu Construction Group Co. Ltd.	300	6,471

	Shares	Value
Takamiya Co. Ltd.	400	$1,921
Takaoka Toko Co. Ltd.	100	960
Takara & Co. Ltd.	100	1,423
Takara Holdings, Inc.	100	772
Takara Leben Co. Ltd.	500	1,969
Takara Standard Co. Ltd.	500	7,064
Takasago Thermal Engineering Co. Ltd.	700	10,784
Takashimaya Co. Ltd.(1)	2,100	19,566
Takeda Pharmaceutical Co. Ltd. ADR(2)	5,125	88,663
Takeei Corp.	700	5,595
Takeuchi Manufacturing Co. Ltd.	300	4,568
Takuma Co. Ltd.	1,200	13,121
Tama Home Co. Ltd.	400	4,686
Tamron Co. Ltd.	200	4,443
Tamura Corp.	400	1,859
Tanseisha Co. Ltd.	100	903
Taoka Chemical Co. Ltd.	100	5,301
Tatsuta Electric Wire and Cable Co. Ltd.	400	1,908
Tayca Corp.	100	1,384
TDC Soft, Inc.	200	1,530
TDK Corp.	900	86,486
TeamSpirit, Inc.(2)	100	1,785
TechMatrix Corp.	300	6,957
TECHNO ASSOCIE Co. Ltd.	200	1,676
TechnoPro Holdings, Inc.	100	5,930
Teijin Ltd.	2,600	42,586
Teikoku Electric Manufacturing Co. Ltd.	300	3,498
Teikoku Sen-I Co. Ltd.	100	1,772
Tekken Corp.	300	6,633
TerraSky Co. Ltd.(2)	100	2,479
Terumo Corp.	1,900	60,868
THK Co. Ltd.	100	2,271
TIS, Inc.	900	53,382
TKC Corp.	100	4,549
TKP Corp.(2)	100	2,358
Toa Corp. (Hyogo)	200	1,663
Toa Corp. (Tokyo)	100	1,454
Toagosei Co. Ltd.	1,500	14,896
Tobishima Corp.	300	3,236
Tobu Railway Co. Ltd.	2,500	75,298
TOC Co. Ltd.	500	3,160
Tocalo Co. Ltd.	1,000	8,783
Tochigi Bank Ltd. (The)	900	1,377
Toda Corp.	4,300	25,594
Toei Animation Co. Ltd.	100	4,026
Toho Bank Ltd. (The)	3,100	6,286
Toho Co. Ltd.(1)	500	15,366

	Shares	Value
Toho Gas Co. Ltd.	300	$10,380
Toho Holdings Co. Ltd.	600	11,300
Toho Titanium Co. Ltd.	300	1,992
Toho Zinc Co. Ltd.	100	1,401
Tohoku Electric Power Co., Inc.(1)	2,100	18,406
Tokai Carbon Co. Ltd.	1,900	16,904
TOKAI Holdings Corp.	2,700	22,038
Tokai Rika Co. Ltd.	900	13,467
Tokai Tokyo Financial Holdings, Inc.	1,100	2,878
Token Corp.	100	6,918
Tokio Marine Holdings, Inc.	2,100	112,435
Tokuyama Corp.	100	2,238
Tokyo Base Co. Ltd.(2)	200	697
Tokyo Broadcasting System Holdings, Inc.	200	3,109
Tokyo Century Corp.	700	28,888
Tokyo Dome Corp.	1,100	8,387
Tokyo Electric Power Co. Holdings, Inc.(2)	10,600	40,180
Tokyo Electron Ltd.	700	143,884
Tokyo Energy & Systems, Inc.	400	2,887
Tokyo Gas Co. Ltd.	1,000	20,186
Tokyo Kiraboshi Financial Group, Inc.	300	3,017
Tokyo Ohka Kogyo Co. Ltd.	300	10,750
Tokyo Seimitsu Co. Ltd.	500	16,009
Tokyo Steel Manufacturing Co. Ltd.	1,400	8,899
Tokyo Tatemono Co. Ltd.	1,800	24,477
Tokyu Construction Co. Ltd.	1,900	11,886
Tokyu Corp.	3,400	52,039
Tokyu Fudosan Holdings Corp.	3,500	22,021
TOMONY Holdings, Inc.	1,300	3,619
Tomy Co. Ltd.	1,200	10,592
Topcon Corp.	1,400	13,849
Toppan Forms Co. Ltd.	600	5,719
Toppan Printing Co. Ltd.	2,100	37,013
Topre Corp.	600	7,781
Topy Industries Ltd.	100	1,393
Toray Industries, Inc.	12,700	73,629
Toridoll Holdings Corp.	200	4,094
Torii Pharmaceutical Co. Ltd.	300	8,954
Torikizoku Co. Ltd.	100	1,846
Torishima Pump Manufacturing Co. Ltd.	200	1,308
Tosei Corp.	700	7,516
Toshiba Corp.	2,000	54,022
Toshiba Machine Co. Ltd.	100	2,752
Toshiba TEC Corp.	500	18,683
Tosho Co. Ltd.	100	1,446
Tosoh Corp.	3,300	44,981
TOTO Ltd.	300	11,311

	Shares	Value
Towa Bank Ltd. (The)	700	$4,495
Towa Corp.	200	1,652
Towa Pharmaceutical Co. Ltd.	700	13,863
Toyo Construction Co. Ltd.	1,500	6,381
Toyo Corp.	200	1,679
Toyo Engineering Corp.(2)	200	857
Toyo Gosei Co. Ltd.	100	3,400
Toyo Ink SC Holdings Co. Ltd.	400	7,744
Toyo Seikan Group Holdings Ltd.	1,000	16,326
Toyo Suisan Kaisha Ltd.	300	12,019
Toyo Tanso Co. Ltd.	200	3,116
Toyo Tire Corp.	2,400	31,766
Toyobo Co. Ltd.(1)	1,500	18,757
Toyoda Gosei Co. Ltd.	1,300	27,611
Toyota Boshoku Corp.	1,300	17,852
Toyota Industries Corp.	900	47,385
Toyota Motor Corp. ADR	5,169	675,847
Toyota Tsusho Corp.	1,700	51,079
TPR Co. Ltd.	200	2,769
Transaction Co. Ltd.	200	1,576
Transcosmos, Inc.	200	4,466
Trend Micro, Inc.	1,000	49,592
Tri Chemical Laboratories, Inc.	100	7,770
TS Tech Co. Ltd.	900	23,328
TSI Holdings Co. Ltd.	400	1,535
Tsubaki Nakashima Co. Ltd.	100	947
Tsubakimoto Chain Co.	500	13,569
Tsukada Global Holdings, Inc.	500	2,128
Tsukishima Kikai Co. Ltd.	800	9,180
Tsukui Corp.	400	1,829
Tsumura & Co.	200	4,643
Tsuruha Holdings, Inc.	200	23,167
Tsuzuki Denki Co. Ltd.	100	1,117
TV Asahi Holdings Corp.	200	3,368
UACJ Corp.	400	6,989
Ube Industries Ltd.	1,200	21,777
Uchida Yoko Co. Ltd.	200	9,211
Ulvac, Inc.	200	5,782
Unicharm Corp.	900	29,202
Union Tool Co.	100	2,493
Unipres Corp.	800	8,594
United Arrows Ltd.	200	4,461
United Super Markets Holdings, Inc.	600	4,750
UNITED, Inc.	100	885
Unitika Ltd.(2)	600	1,601
Universal Entertainment Corp.	100	2,736
Ushio, Inc.	600	7,480

	Shares	Value
USS Co. Ltd.	1,200	$18,915
UT Group Co. Ltd.(1)	200	3,955
UUUM, Inc.(2)	100	2,193
V Technology Co. Ltd.	100	3,494
Valor Holdings Co. Ltd.	400	6,036
Valqua Ltd.	200	3,767
Value HR Co. Ltd.	100	2,596
ValueCommerce Co. Ltd.	100	1,933
Vector, Inc.(2)	200	1,670
VIA Holdings, Inc.(2)	200	1,018
Vision Inc/Tokyo Japan(2)	300	2,961
Vital KSK Holdings, Inc.	300	2,789
VT Holdings Co. Ltd.	1,900	6,351
Wacom Co. Ltd.	3,400	10,443
Wakachiku Construction Co. Ltd.	300	3,836
Wakita & Co. Ltd.	900	7,244
Warabeya Nichiyo Holdings Co. Ltd.(1)	200	3,004
WATAMI Co. Ltd.(1)	200	1,781
WDB Holdings Co. Ltd.	100	2,038
Welcia Holdings Co. Ltd.(1)	600	36,466
West Holdings Corp.	260	2,878
West Japan Railway Co.	1,600	112,851
Will Group, Inc.	200	1,500
World Co. Ltd.	100	1,885
Xebio Holdings Co. Ltd.	500	4,540
YA-MAN Ltd.	200	985
Yahagi Construction Co. Ltd.	700	5,161
Yakult Honsha Co. Ltd.	200	9,123
YAMABIKO Corp.	800	6,429
YAMADA Consulting Group Co. Ltd.	100	1,213
Yamada Denki Co. Ltd.	4,100	19,667
Yamagata Bank Ltd. (The)	200	2,038
Yamaguchi Financial Group, Inc.	2,000	10,595
Yamaha Corp.	300	14,633
Yamaha Motor Co. Ltd.	4,000	63,610
Yamaichi Electronics Co. Ltd.	300	4,570
Yamanashi Chuo Bank Ltd. (The)	200	1,508
Yamato Corp.	600	3,344
Yamato Holdings Co. Ltd.	100	1,570
Yamato Kogyo Co. Ltd.	400	8,340
Yamazaki Baking Co. Ltd.	1,100	18,665
Yamazen Corp.	200	1,599
Yaoko Co. Ltd.(1)	300	16,189
Yaskawa Electric Corp.	300	9,330
Yasuda Logistics Corp.	200	1,663
Yellow Hat Ltd.	800	10,755
Yodogawa Steel Works Ltd.	300	5,024

	Shares	Value
Yokogawa Bridge Holdings Corp.	300	$5,396
Yokogawa Electric Corp.	1,100	17,928
Yokohama Reito Co. Ltd.	800	6,306
Yokohama Rubber Co. Ltd. (The)	1,900	30,733
Yokowo Co. Ltd.	300	6,715
Yondoshi Holdings, Inc.	100	1,902
Yonex Co. Ltd.	200	1,011
Yorozu Corp.	500	5,937
Yoshimura Food Holdings KK(2)	100	837
Yoshinoya Holdings Co. Ltd.(1)	1,000	19,881
Yuasa Trading Co. Ltd.	300	8,434
Yumeshin Holdings Co. Ltd.	600	3,937
Yurtec Corp.	300	1,569
Yushin Precision Equipment Co. Ltd.	200	1,491
Z Holdings Corp.	15,400	55,673
Zenkoku Hosho Co. Ltd.	700	26,167
Zenrin Co. Ltd.	200	2,326
Zensho Holdings Co. Ltd.(1)	867	15,807
Zeon Corp.	2,100	19,941
ZERIA Pharmaceutical Co. Ltd.	100	1,636
ZIGExN Co. Ltd.	600	2,102
Zojirushi Corp.	200	3,077
		21,722,055
Netherlands — 3.6%
Aalberts NV	1,652	62,587
ABN AMRO Bank NV CVA	1,582	22,154
Accell Group NV	138	3,791
Adyen NV(2)	66	58,551
Aegon NV	16,210	54,790
AerCap Holdings NV(2)	2,555	133,064
Akzo Nobel NV	1,052	84,458
Altice Europe NV(2)	1,722	9,273
AMG Advanced Metallurgical Group NV(1)	421	9,872
Arcadis NV(1)	618	14,229
ASM International NV	377	44,207
ASML Holding NV (New York)	943	260,937
ASR Nederland NV	1,617	54,018
Basic-Fit NV(2)	513	17,250
BE Semiconductor Industries NV	1,722	67,301
Boskalis Westminster(1)	1,083	23,797
Coca-Cola European Partners plc	1,846	94,072
Constellium SE(2)	618	7,663
Corbion NV	5,631	204,846
Flow Traders	807	19,280
ForFarmers NV(1)	182	1,108
Fugro NV CVA(2)	1,100	8,917
Heijmans NV CVA(2)	306	2,486

	Shares	Value
Heineken Holding NV	666	$58,867
Heineken NV	349	34,998
IMCD NV	342	28,045
ING Groep NV ADR	25,355	240,619
InterXion Holding NV(2)	1,775	150,680
Just Eat Takeaway(2)	136	11,953
Kendrion NV	170	3,419
Koninklijke Ahold Delhaize NV	10,049	235,844
Koninklijke BAM Groep NV	3,510	9,724
Koninklijke DSM NV ADR	7,016	196,588
Koninklijke KPN NV	58,125	142,020
Koninklijke Philips NV(1)	3,811	163,492
Koninklijke Vopak NV	1,320	63,118
NIBC Holding NV	483	5,177
NN Group NV	2,690	92,093
NXP Semiconductors NV	1,205	136,996
OCI NV(2)	894	15,063
Pharming Group NV(1)(2)	22,322	27,736
PostNL NV	1,275	1,945
Prosus NV(2)	727	51,542
Randstad NV	1,296	67,250
SBM Offshore NV	964	15,221
SIF Holding NV(1)	335	4,878
Signify NV	1,345	40,207
TKH Group NV CVA	723	32,846
TomTom NV(2)	723	7,347
Unilever NV (New York)	4,581	241,694
Wolters Kluwer NV	2,002	147,141
		3,485,154
New Zealand — 0.3%
a2 Milk Co. Ltd.(2)	1,789	17,994
Air New Zealand Ltd.	7,852	11,118
Arvida Group Ltd.	9,539	10,043
Auckland International Airport Ltd.	3,028	14,742
Briscoe Group Ltd.	582	1,362
Chorus Ltd.	4,027	16,785
Contact Energy Ltd.	4,986	20,906
Fisher & Paykel Healthcare Corp. Ltd.	1,170	18,881
Fletcher Building Ltd.	7,732	25,151
Genesis Energy Ltd.	5,096	9,687
Gentrack Group Ltd.	327	430
Hallenstein Glasson Holdings Ltd.	1,150	3,445
Infratil Ltd.	2,752	8,787
Kathmandu Holdings Ltd.	2,515	4,805
Mercury NZ Ltd.	6,713	20,028
Meridian Energy Ltd.	5,096	14,742
Metlifecare Ltd.	2,296	9,882

	Shares	Value
New Zealand Refining Co. Ltd. (The)	6,542	$4,981
NZX Ltd.	1,351	1,117
Oceania Healthcare Ltd.	4,060	2,856
Restaurant Brands New Zealand Ltd.(2)	314	2,356
Ryman Healthcare Ltd.	1,030	9,736
Sanford Ltd.	816	3,628
Scales Corp. Ltd.	334	902
SKY Network Television Ltd.	3,026	979
SKYCITY Entertainment Group Ltd.	7,406	14,851
Spark New Zealand Ltd.	11,401	31,773
Summerset Group Holdings Ltd.	2,389	11,596
Synlait Milk Ltd.(2)	698	2,597
Tourism Holdings Ltd.	1,726	2,668
TOWER Ltd.(2)	10,467	4,562
Warehouse Group Ltd. (The)	1,666	2,247
Z Energy Ltd.	3,510	8,854
		314,491
Norway — 0.8%
Adevinta ASA(2)	464	4,922
Akastor ASA(2)	1,187	1,070
Aker BP ASA	748	17,751
Aker Solutions ASA(2)	484	673
American Shipping Co. ASA(2)	1,075	3,395
Atea ASA(2)	653	7,423
Austevoll Seafood ASA	894	7,998
Avance Gas Holding Ltd.(2)	1,411	6,109
Axactor SE(1)(2)	547	757
B2Holding ASA	5,950	4,029
Bakkafrost P/F	136	8,589
Borr Drilling Ltd.(1)(2)	363	773
Borregaard ASA	789	8,448
BW Energy Ltd.(2)	337	610
BW LPG Ltd.	1,547	9,773
BW Offshore Ltd.(2)	1,652	6,328
Crayon Group Holding ASA(2)	574	3,095
DNB ASA	4,428	74,073
DNO ASA(1)	5,543	3,838
Elkem ASA	3,203	6,234
Entra ASA	824	12,985
Equinor ASA ADR(1)	4,882	75,915
Europris ASA	581	1,933
FLEX LNG Ltd.	154	1,013
Gjensidige Forsikring ASA	735	14,982
Golden Ocean Group Ltd.	1,601	6,414
Grieg Seafood ASA	688	8,785
Hoegh LNG Holdings Ltd.	906	2,070
Hunter Group ASA(2)	3,089	1,218

	Shares	Value
Kid ASA	527	$3,140
Kitron ASA	1,985	2,224
Komplett Bank ASA(2)	1,522	1,158
Kongsberg Automotive ASA(2)	2,647	1,189
Kongsberg Gruppen ASA	286	4,773
Leroy Seafood Group ASA	1,376	8,570
Mowi ASA(1)	1,868	39,591
MPC Container Ships AS(2)	533	897
Nordic Semiconductor ASA(2)	553	2,976
Norsk Hydro ASA	9,093	26,680
Norway Royal Salmon ASA	134	3,112
Norwegian Finans Holding ASA(2)	2,252	21,138
Ocean Yield ASA(1)	1,481	6,092
Odfjell Drilling Ltd.(2)	2,389	6,114
Odfjell SE, A Shares(2)	337	949
Orkla ASA	3,168	26,618
Otello Corp ASA(2)	652	1,157
Pareto Bank ASA	792	3,467
PGS ASA(2)	5,578	7,878
Salmar ASA	206	9,297
Sbanken ASA	1,135	7,704
Schibsted ASA, B Shares	272	6,539
Seadrill Ltd.(1)(2)	594	653
Selvaag Bolig ASA	1,512	9,579
SpareBank 1 BV	733	3,269
SpareBank 1 Nord Norge	1,831	14,205
Sparebank 1 Oestlandet	894	8,966
SpareBank 1 SMN	1,753	17,706
SpareBank 1 SR-Bank ASA	1,617	15,557
Sparebanken Vest	1,411	10,244
Stolt-Nielsen Ltd.	754	8,287
Storebrand ASA	3,272	21,216
Subsea 7 SA	3,802	33,428
Telenor ASA	3,106	50,585
TGS NOPEC Geophysical Co. ASA(1)	1,475	33,752
Tomra Systems ASA	307	9,770
Treasure ASA	753	931
Wallenius Wilhelmsen ASA	1,207	2,286
Yara International ASA	447	16,340
		749,240
Portugal — 0.2%
Altri SGPS SA	1,136	6,117
Banco Comercial Portugues SA, R Shares	39,784	7,179
Corticeira Amorim SGPS SA	523	5,764
EDP - Energias de Portugal SA	8,299	38,750
Galp Energia SGPS SA	3,144	43,157
Jeronimo Martins SGPS SA	1,785	31,491

	Shares	Value
Mota-Engil SGPS SA	3,273	$4,793
NOS SGPS SA	1,512	6,018
REN - Redes Energeticas Nacionais SGPS SA	7,953	22,139
Semapa-Sociedade de Investimento e Gestao	277	3,471
Sonae SGPS SA	7,094	5,568
		174,447
Singapore — 1.2%
Accordia Golf Trust	19,600	8,657
AEM Holdings Ltd.	6,800	10,390
Aspial Corp. Ltd.	12,400	1,522
Boustead Singapore Ltd.	1,000	523
BRC Asia Ltd.	2,000	2,373
BreadTalk Group Ltd.	2,300	1,265
Bumitama Agri Ltd.	5,100	2,142
CapitaLand Ltd.	13,600	34,767
Centurion Corp. Ltd.	5,700	1,835
China Sunsine Chemical Holdings Ltd.	14,000	4,298
Chip Eng Seng Corp. Ltd.	5,100	2,160
Chuan Hup Holdings Ltd.	8,100	1,279
City Developments Ltd.	8,200	57,491
ComfortDelGro Corp. Ltd.	13,600	19,180
DBS Group Holdings Ltd. ADR	2,027	141,018
Elec & Eltek International Co. Ltd.	3,300	5,000
Far East Orchard Ltd.	6,800	5,531
First Resources Ltd.	1,200	1,362
Food Empire Holdings Ltd.	4,000	1,922
Frencken Group Ltd.	17,100	10,302
Golden Agri-Resources Ltd.	144,600	20,640
GuocoLand Ltd.	10,100	12,231
Hong Leong Asia Ltd.(2)	5,000	1,956
Hutchison Port Holdings Trust, U Shares	65,300	9,597
iFAST Corp. Ltd.	1,400	1,002
Indofood Agri Resources Ltd.	27,500	6,119
Japfa Ltd.(1)	2,900	1,183
Jardine Cycle & Carriage Ltd.	900	17,343
Keppel Corp. Ltd.	5,400	24,686
Keppel Infrastructure Trust	30,700	11,516
KSH Holdings Ltd.	3,100	843
Lian Beng Group Ltd.	17,400	6,152
Mewah International, Inc.	8,700	1,405
NetLink NBN Trust	16,700	11,780
Oversea-Chinese Banking Corp. Ltd.	20,600	158,145
Oxley Holdings Ltd.	4,500	1,001
Raffles Medical Group Ltd.	16,900	12,060
SATS Ltd.	2,500	7,309
Sembcorp Industries Ltd.	12,200	16,207
Sembcorp Marine Ltd.(2)	10,600	8,316

	Shares	Value
Sheng Siong Group Ltd.	10,100	$9,024
SIA Engineering Co. Ltd.	3,100	5,470
SIIC Environment Holdings Ltd.	7,200	1,286
Silverlake Axis Ltd.	3,100	674
Singapore Airlines Ltd.	8,800	50,956
Singapore Exchange Ltd.	10,700	65,792
Singapore Post Ltd.	31,700	17,917
Singapore Press Holdings Ltd.(1)	14,500	19,669
Singapore Technologies Engineering Ltd.	10,100	30,535
Singapore Telecommunications Ltd.	18,700	40,471
SingHaiyi Group Ltd.	16,300	989
Stamford Land Corp. Ltd.	17,500	5,915
StarHub Ltd.	1,100	1,177
Tuan Sing Holdings Ltd.	4,800	1,004
UMS Holdings Ltd.	4,500	2,906
United Overseas Bank Ltd.	8,500	150,803
UOL Group Ltd.	8,300	44,406
Venture Corp. Ltd.	1,100	13,180
Wilmar International Ltd.	24,100	68,661
Wing Tai Holdings Ltd.	6,600	9,258
Yangzijiang Shipbuilding Holdings Ltd.	26,300	18,173
Yoma Strategic Holdings Ltd.(2)	37,700	8,589
		1,209,363
Spain — 2.5%
Acciona SA(1)	66	8,372
Acerinox SA	2,781	26,130
ACS Actividades de Construccion y Servicios SA	377	11,356
Aena SME SA	537	86,440
Amadeus IT Group SA	1,893	134,124
Applus Services SA	653	7,378
Atresmedia Corp. de Medios de Comunicacion SA(1)	2,029	7,443
Banco Bilbao Vizcaya Argentaria SA ADR	38,788	184,631
Banco de Sabadell SA	78,641	69,283
Banco Santander SA ADR(1)	42,259	154,668
Bankia SA	6,647	10,600
Bankinter SA	3,615	21,484
Bolsas y Mercados Espanoles SHMSF SA	788	30,088
CaixaBank SA	34,715	89,761
Cellnex Telecom SA	1,243	60,817
Cia de Distribucion Integral Logista Holdings SA	412	8,373
Construcciones y Auxiliar de Ferrocarriles SA	322	14,044
Ebro Foods SA	412	7,795
Enagas SA	5,253	136,148
Ence Energia y Celulosa SA(1)	2,270	8,159
Endesa SA	2,993	77,097
Ercros SA	1,094	2,774
Faes Farma SA	2,615	12,617

	Shares	Value
Ferrovial SA	7,437	$213,524
Fomento de Construcciones y Contratas SA	1,307	15,537
Gestamp Automocion SA	1,652	5,781
Grifols SA	618	19,893
Grupo Catalana Occidente SA	463	14,537
Grupo Empresarial San Jose SA(2)	145	917
Grupo Ezentis SA(2)	5,454	2,020
Iberdrola SA	22,398	256,360
Indra Sistemas SA(2)	2,041	22,636
Industria de Diseno Textil SA	3,915	121,849
Liberbank SA	28,656	8,899
Mapfre SA	7,681	17,299
Masmovil Ibercom SA(2)	412	8,262
Mediaset Espana Comunicacion SA	2,445	12,391
Melia Hotels International SA	1,617	11,210
Metrovacesa SA	859	8,476
Naturgy Energy Group SA	2,410	56,397
Neinor Homes SA(2)	1,100	12,631
Obrascon Huarte Lain SA(1)(2)	2,607	2,917
Pharma Mar SA(2)	4,202	18,568
Promotora de Informaciones SA, A Shares(2)	754	1,122
Prosegur Cash SA	5,613	8,221
Prosegur Cia de Seguridad SA	3,649	13,677
Red Electrica Corp. SA	3,556	68,210
Repsol SA	15,970	181,299
Sacyr SA	7,398	19,836
Siemens Gamesa Renewable Energy SA	548	8,862
Talgo SA(2)	1,914	11,183
Tecnicas Reunidas SA(2)	777	17,589
Telefonica SA ADR(1)	19,552	115,552
Tubacex SA	1,645	3,940
Unicaja Banco SA	10,643	9,951
Viscofan SA	482	25,974
Zardoya Otis SA	1,582	11,913
		2,497,015
Sweden — 3.0%
AAK AB	1,240	21,431
AcadeMedia AB	1,788	10,091
Adapteo Oyj(2)	621	6,590
AF POYRY AB	824	18,767
Alfa Laval AB	2,423	55,013
Alimak Group AB	618	7,211
Amasten Fastighets AB(2)	7,684	6,246
Arjo AB, B Shares	3,580	18,194
Assa Abloy AB, B Shares	2,046	45,986
Atlas Copco AB ADR	2,832	100,366
Atlas Copco AB, B Shares	1,659	51,962

	Shares	Value
Avanza Bank Holding AB	995	$9,901
Axfood AB	894	16,644
Beijer Ref AB	619	16,881
Bilia AB, A Shares	1,985	19,170
BillerudKorsnas AB	2,787	33,969
BioGaia AB, B Shares	171	7,796
Boliden AB	2,733	57,884
Bonava AB, B Shares	754	6,018
Bravida Holding AB	673	6,169
Bufab AB	209	2,314
Bure Equity AB	548	10,370
Castellum AB	1,722	39,711
Cavotec SA(2)	1,868	3,865
Cellavision AB	206	6,239
Cibus Nordic Real Estate AB	583	8,728
Clas Ohlson AB, B Shares	1,205	11,931
Cloetta AB, B Shares	2,892	8,938
Dios Fastigheter AB	1,170	10,474
Dometic Group AB	1,030	8,745
Elanders AB, B Shares	453	3,708
Electrolux AB, Series B	2,148	43,284
Elekta AB, B Shares(1)	1,652	17,514
Eltel AB(2)	1,620	2,840
Embracer Group AB(2)	1,030	10,055
Eolus Vind AB, B Shares	963	13,900
Epiroc AB, A Shares	5,971	69,067
Epiroc AB, B Shares	3,573	40,052
Essity AB, B Shares	2,179	65,344
Fabege AB	2,181	35,877
Fastighets AB Balder, B Shares(2)	583	27,573
Ferronordic AB	172	2,291
Fingerprint Cards AB, B Shares(1)(2)	1,854	2,702
Fortnox AB(2)	131	2,553
Getinge AB, B Shares	1,858	31,492
Granges AB	1,616	13,048
Hennes & Mauritz AB, B Shares(1)	5,217	94,374
Hexagon AB, B Shares	1,135	61,085
Hexatronic Group AB	368	2,050
Hexpol AB	2,099	15,858
HIQ International AB(2)	601	2,897
Hoist Finance AB(2)	2,450	11,666
Holmen AB, B Shares	859	24,302
Hufvudstaden AB, A Shares	789	14,195
Husqvarna AB, B Shares	3,917	26,338
ICA Gruppen AB	993	37,123
Indutrade AB	654	21,322
Internationella Engelska Skolan i Sverige Holding II AB	212	1,589

	Shares	Value
Inwido AB	1,547	$13,416
JM AB	342	9,414
Karo Pharma AB(2)	266	1,122
Klovern AB, B Shares	10,722	24,634
KNOW IT AB	83	1,514
Kungsleden AB	1,788	18,409
Lifco AB, B Shares	272	14,304
Lime Technologies AB	82	1,612
Lindab International AB	824	9,936
Loomis AB, B Shares	548	19,223
Lundin Petroleum AB	413	11,776
Maha Energy AB(2)	3,206	4,905
Mekonomen AB	826	6,528
Millicom International Cellular SA SDR	688	31,805
MIPS AB	416	9,474
Modern Times Group MTG AB, B Shares(2)	995	8,802
Momentum Group AB, Class B	324	3,749
Mycronic AB	1,215	17,227
NetEnt AB(2)	2,686	6,880
New Wave Group AB, B Shares	264	1,459
Nibe Industrier AB, B Shares	3,080	49,848
Nobia AB	1,446	9,409
Nobina AB	2,275	15,909
Nolato AB, B Shares	377	19,887
Nordea Bank Abp	14,530	116,235
Nordic Entertainment Group AB, B Shares	894	26,993
NP3 Fastigheter AB	859	9,991
Nyfosa AB(2)	2,302	18,854
Ovzon AB(2)	291	1,814
Pandox AB	789	14,728
Paradox Interactive AB(1)	618	8,635
Peab AB, Class B	1,687	16,960
RaySearch Laboratories AB(2)	657	5,771
Resurs Holding AB	1,652	8,978
Saab AB, B Shares(1)	377	10,317
Sagax AB, D Shares	951	3,420
Sandvik AB	6,855	113,994
SAS AB(2)	2,571	2,691
Scandi Standard AB	1,240	8,166
Scandic Hotels Group AB	1,100	10,263
Securitas AB, B Shares	1,722	23,483
Skandinaviska Enskilda Banken AB, A Shares	7,371	70,757
Skanska AB, B Shares	964	21,191
SKF AB, B Shares	5,216	92,182
SkiStar AB	688	6,826
Spotify Technology SA(2)	242	33,183
SSAB AB, A Shares	2,931	9,092

	Shares	Value
SSAB AB, B Shares	8,475	$24,593
Stillfront Group AB(2)	244	10,874
Svenska Cellulosa AB SCA, B Shares	3,545	34,047
Svenska Handelsbanken AB, A Shares	6,406	64,863
Sweco AB, B Shares	377	12,125
Swedbank AB, A Shares	6,306	96,239
Swedish Orphan Biovitrum AB(2)	1,446	24,857
Tele2 AB, B Shares	1,893	27,556
Telefonaktiebolaget LM Ericsson ADR(1)	10,144	81,558
Telia Co. AB	17,601	70,122
Tethys Oil AB	1,107	7,346
Thule Group AB	412	8,992
Tobii AB(1)(2)	301	1,292
Trelleborg AB, B Shares	1,899	29,495
Troax Group AB	824	10,511
Vitec Software Group AB, B Shares	618	11,811
Volvo AB, B Shares	8,608	134,369
Wallenstam AB, B Shares	1,491	18,278
Wihlborgs Fastigheter AB	1,581	30,362
		2,966,759
Switzerland — 8.3%
ABB Ltd. ADR(1)	11,992	259,507
Adecco Group AG	241	13,024
Alcon, Inc.(2)	2,132	130,847
Allreal Holding AG(2)	213	45,562
ams AG(2)	1,994	70,293
Arbonia AG(2)	606	6,721
Aryzta AG(2)	10,056	8,638
Ascom Holding AG	252	2,194
Autoneum Holding AG(1)	66	6,509
Baloise Holding AG	539	86,897
Banque Cantonale Vaudoise	28	22,547
Barry Callebaut AG	1	2,069
Basilea Pharmaceutica AG(1)(2)	42	1,873
BKW AG	171	14,808
Bobst Group SA(1)	50	2,391
Bossard Holding AG, Class A	128	17,545
Bucher Industries AG	83	26,067
Cembra Money Bank AG	524	59,381
Chocoladefabriken Lindt & Spruengli AG	1	86,817
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	10	78,226
Cie Financiere Richemont SA	2,207	151,567
Clariant AG	1,994	42,077
Credit Suisse Group AG ADR(2)	13,405	151,208
Daetwyler Holding AG	80	12,825
DKSH Holding AG	171	9,729
dormakaba Holding AG(2)	66	39,446

	Shares	Value
EFG International AG(2)	1,376	$7,939
Emmi AG	11	9,559
EMS-Chemie Holding AG	65	38,339
Flughafen Zurich AG	346	52,461
Forbo Holding AG	24	35,624
Galenica AG(2)	1,246	84,075
GAM Holding AG(2)	1,994	6,704
Geberit AG	532	266,767
Georg Fischer AG	89	77,064
Givaudan SA	34	106,003
Helvetia Holding AG	563	75,219
Huber + Suhner AG	152	10,198
Idorsia Ltd.(2)	307	8,191
Implenia AG	206	10,257
Inficon Holding AG	47	33,022
Interroll Holding AG	6	10,748
Julius Baer Group Ltd.(2)	1,563	65,660
Kardex AG	88	13,852
Komax Holding AG(1)	45	8,570
Kudelski SA(2)	1,206	5,666
Kuehne + Nagel International AG	615	90,130
LafargeHolcim Ltd.(2)	2,274	106,125
Landis+Gyr Group AG(2)	313	25,614
Leonteq AG(2)	209	9,451
Logitech International SA	1,411	55,279
Lonza Group AG(2)	355	141,868
Meyer Burger Technology AG(1)(2)	4,167	1,193
Mobilezone Holding AG(2)	755	8,247
Mobimo Holding AG(2)	101	30,321
Nestle SA ADR	6,864	706,374
Novartis AG ADR	13,401	1,125,148
OC Oerlikon Corp. AG	824	7,772
Partners Group Holding AG	190	166,092
PSP Swiss Property AG	549	81,284
Roche Holding AG ADR	29,141	1,162,434
Schindler Holding AG	31	6,722
Schindler Holding AG, Bearer Participation Certificate	66	14,850
Schmolz + Bickenbach AG(1)(2)	5,707	1,084
Sensirion Holding AG(1)(2)	90	3,300
SFS Group AG	152	12,707
SGS SA	1	2,492
Siegfried Holding AG(2)	73	31,768
SIG Combibloc Group AG(2)	2,270	33,855
Sika AG	1,131	202,069
Sonova Holding AG	101	24,187
Straumann Holding AG	31	29,121
Sulzer AG	66	6,136

	Shares	Value
Sunrise Communications Group AG(2)	688	$56,023
Swatch Group AG (The)	272	11,722
Swatch Group AG (The), Bearer Shares	171	39,638
Swiss Life Holding AG	460	211,402
Swiss Prime Site AG(2)	1,046	126,112
Swiss Re AG	1,519	145,048
Swisscom AG	351	187,260
Swissquote Group Holding SA	206	11,610
Tecan Group AG	142	40,017
Temenos AG ADR	583	83,077
u-blox Holding AG(2)	70	5,504
UBS Group AG(2)	35,099	386,089
Valora Holding AG(2)	31	7,696
VAT Group AG(2)	283	38,831
Vifor Pharma AG	469	78,403
Vontobel Holding AG	522	34,607
Zur Rose Group AG(1)(2)	101	11,721
Zurich Insurance Group AG	746	290,320
		8,125,389
United Kingdom — 14.6%
3i Group plc	7,828	102,052
Admiral Group plc	3,269	89,279
Aggreko plc	5,613	49,722
Anglo American plc ADR	13,742	159,819
Anglo Asian Mining plc	4,938	7,540
Anglo Pacific Group plc	3,521	5,921
Antofagasta plc	3,082	30,091
Aptitude Software Group plc	169	1,015
Arix Bioscience plc(2)	696	735
Arrow Global Group plc	1,172	3,590
Ashtead Group plc	5,697	178,324
ASOS plc(2)	624	24,033
Associated British Foods plc	1,135	33,071
Aston Martin Lagonda Global Holdings plc(1)(2)	1,100	4,875
AstraZeneca plc ADR	11,276	493,889
Atalaya Mining plc(2)	601	1,237
Augean plc(2)	2,656	6,500
Auto Trader Group plc	12,386	83,582
Avast plc	3,219	16,534
Avation plc	1,407	4,659
AVEVA Group plc	171	9,737
Aviva plc	37,274	171,051
Babcock International Group plc	1,205	6,986
BAE Systems plc ADR	6,396	200,003
Bank of Georgia Group plc	513	11,178
Barclays plc ADR(1)	23,931	184,269
Barratt Developments plc	6,577	64,609

	Shares	Value
Beazley plc	2,340	$16,103
Bellway plc	859	41,428
Berkeley Group Holdings plc	1,223	75,218
BHP Group plc ADR	6,699	243,174
Biffa plc	6,622	22,332
Bloomsbury Publishing plc	580	1,835
Bodycote plc	1,707	16,845
boohoo Group plc(2)	7,782	29,116
BP plc ADR	19,222	601,456
Brewin Dolphin Holdings plc	2,169	8,436
Britvic plc	5,267	57,777
BT Group plc	68,390	126,373
Bunzl plc	789	19,178
Burberry Group plc	4,614	100,798
Burford Capital Ltd.	824	5,737
Cairn Energy plc(2)	20,315	36,846
Capita plc(2)	27,400	45,554
Capital & Counties Properties plc	3,615	9,235
Carnival plc ADR	965	30,716
Centamin plc	22,592	37,379
Central Asia Metals plc	3,339	8,095
Centrica plc	9,368	8,789
Chemring Group plc	8,880	27,673
Clinigen Group plc(2)	1,657	15,328
Clipper Logistics plc	723	2,422
Close Brothers Group plc	2,173	36,063
Coats Group plc	41,563	31,719
Coca-Cola HBC AG	3,234	103,010
Compass Group plc	9,414	206,690
Computacenter plc	723	15,044
ConvaTec Group plc	5,543	14,661
Countryside Properties plc	2,204	13,439
Cranswick plc	206	8,871
Crest Nicholson Holdings plc	4,408	25,779
Croda International plc	1,308	76,702
Curtis Banks Group plc	581	2,424
CVS Group plc	754	10,362
Dart Group plc	2,330	36,991
DCC plc	206	14,817
De La Rue plc	424	756
Dechra Pharmaceuticals plc	241	8,280
Devro plc	3,961	7,635
DFS Furniture plc	5,167	16,210
Diageo plc ADR	2,631	373,365
Diploma plc	412	10,013
Direct Line Insurance Group plc	8,023	31,800
Diversified Gas & Oil plc	17,973	18,387

	Shares	Value
Domino's Pizza Group plc	2,616	$9,973
dotdigital group plc	7,068	7,921
Drax Group plc	8,296	29,060
DS Smith plc	7,405	30,214
Dunelm Group plc	2,529	35,381
easyJet plc	1,687	24,105
Electrocomponents plc	4,233	33,344
Elementis plc	5,372	7,095
EMIS Group plc	884	12,991
EnQuest plc(2)	45,463	12,030
Equiniti Group plc	976	2,531
Essentra plc	1,547	7,171
Euromoney Institutional Investor plc	447	6,207
Evraz plc	5,160	22,384
Experian plc ADR(1)	3,773	126,358
Ferguson plc	2,383	208,151
Ferrexpo plc	6,853	11,567
First Derivatives plc	272	9,707
Firstgroup plc(2)	6,577	9,935
Forterra plc	5,272	22,346
Foxtons Group plc(2)	1,272	1,313
Fresnillo plc	964	7,467
Frontier Developments plc(2)	653	9,554
Funding Circle Holdings plc(2)	669	678
G4S plc	13,786	30,370
Galliford Try Holdings plc	3,810	7,553
Games Workshop Group plc	901	73,377
Gateley Holdings plc	2,100	4,676
Genus plc	206	8,403
GlaxoSmithKline plc ADR	13,282	538,319
Glencore plc(2)	65,620	167,903
Go-Ahead Group plc (The)	1,225	30,834
GoCo Group plc	1,022	1,073
Golar LNG Ltd.	728	9,329
Grainger plc	4,766	18,097
Greencore Group plc	8,987	24,237
Greggs plc	2,145	57,839
Griffin Mining Ltd.(2)	1,624	1,089
Gulf Keystone Petroleum Ltd.	4,925	9,406
Gym Group plc (The)	2,857	9,631
Halma plc	1,171	29,203
Hargreaves Lansdown plc	2,752	55,117
Hays plc	23,503	42,177
Helical plc	1,893	11,429
Hikma Pharmaceuticals plc	688	15,878
Hill & Smith Holdings plc	894	15,655
Hiscox Ltd.	815	12,941

	Shares	Value
Hochschild Mining plc	3,269	$6,681
HomeServe plc	1,306	20,255
Hotel Chocolat Group plc(1)	848	4,408
Howden Joinery Group plc	11,444	94,897
HSBC Holdings plc ADR(1)	16,053	538,899
Hunting plc	634	2,598
Hurricane Energy plc(1)(2)	3,722	701
Ibstock plc	9,058	32,221
IG Group Holdings plc	7,897	68,468
IMI plc	4,549	59,672
Impax Asset Management Group plc	341	1,542
Inchcape plc	7,680	56,926
Indivior plc(2)	26,374	14,686
Informa plc	2,543	22,685
InterContinental Hotels Group plc	548	30,171
Intermediate Capital Group plc	1,355	27,945
Intertek Group plc	1,306	89,156
Investec plc	6,738	34,172
IQE plc(1)(2)	1,823	1,120
ITV plc	49,427	74,659
IWG plc	7,541	34,365
J D Wetherspoon plc	2,002	34,783
J Sainsbury plc	36,410	92,211
Jadestone Energy, Inc.(2)	3,662	2,804
JD Sports Fashion plc	6,244	59,679
John Laing Group plc	4,121	17,851
John Wood Group plc	5,698	27,172
Johnson Matthey plc	653	21,572
Joules Group plc	967	1,678
Just Group plc(2)	12,054	11,450
Kainos Group plc	1,400	13,417
KAZ Minerals plc	2,721	14,765
Keller Group plc	2,064	17,341
Keystone Law Group plc	496	3,275
Kingfisher plc	15,428	37,906
Lancashire Holdings Ltd.	929	8,606
Learning Technologies Group plc(1)	1,539	2,734
Legal & General Group plc	31,464	106,115
Liberty Global plc, Class A(2)	653	12,747
Liberty Global plc, Class C(2)	1,735	32,254
Liontrust Asset Management plc	1,013	14,502
Lloyds Banking Group plc ADR	80,973	206,481
London Stock Exchange Group plc	991	96,935
Lookers plc	4,953	2,848
LSL Property Services plc	360	1,459
Luceco plc	1,761	2,520
Luxfer Holdings plc	513	7,957

	Shares	Value
M&G plc(2)	10,440	$26,814
Man Group plc	4,338	8,236
Marks & Spencer Group plc	20,967	43,168
Marshalls plc	1,772	16,715
Marston's plc	21,729	25,271
McCarthy & Stone plc	4,785	8,258
Mediclinic International plc	3,028	13,400
Meggitt plc	2,029	14,225
Micro Focus International plc ADR	1,135	10,896
Mitchells & Butlers plc(2)	5,131	22,057
Mitie Group plc	1,955	3,561
Mondi plc	5,922	119,859
Moneysupermarket.com Group plc	8,856	35,521
Morgan Advanced Materials plc	5,018	18,016
Morgan Sindall Group plc	548	12,361
Morses Club plc	755	1,056
Mortgage Advice Bureau Holdings Ltd.	981	9,279
Motorpoint group plc	2,630	10,364
N Brown Group plc	6,165	4,604
National Express Group plc	10,126	55,328
National Grid plc ADR(1)	2,889	182,758
NCC Group plc	671	1,794
Next plc	1,781	140,785
Norcros plc	1,313	3,596
Numis Corp. plc	370	1,208
Ocado Group plc(2)	3,943	54,522
On the Beach Group plc	1,182	4,943
OneSavings Bank plc	6,027	31,536
Pagegroup plc	6,115	32,288
Pan African Resources plc	58,863	9,269
Paragon Banking Group plc	4,260	25,196
Pearson plc ADR(1)	1,900	13,680
Pennon Group plc	1,135	15,817
Persimmon plc	1,582	58,106
Petrofac Ltd.	6,960	28,826
Petropavlovsk plc(1)(2)	98,499	23,355
Pharos Energy plc	9,986	3,939
Phoenix Group Holdings plc	7,432	66,475
Photo-Me International plc	7,471	8,017
Playtech plc	6,266	20,276
Plus500 Ltd.	3,610	44,187
Polypipe Group plc	1,652	11,376
Premier Foods plc(2)	21,939	9,110
Premier Miton Group plc	1,510	2,451
Premier Oil plc(1)(2)	16,805	17,137
Prudential plc ADR(1)	1,927	63,745
Purplebricks Group plc(2)	773	882

	Shares	Value
PZ Cussons plc	1,948	$4,455
QinetiQ Group plc	2,375	10,614
Quilter plc	44,070	83,383
Rathbone Brothers plc	344	7,364
Reach plc	10,613	20,178
Reckitt Benckiser Group plc	2,064	152,352
Redde Northgate plc(1)	7,000	22,462
Redrow plc	3,804	36,627
RELX plc ADR(1)	8,446	203,971
Renishaw plc	171	7,776
Rentokil Initial plc	10,993	68,769
Restaurant Group plc (The)	14,394	19,731
Restore plc	1,652	9,631
Rhi Magnesita NV	469	18,191
Rightmove plc	13,617	108,927
Rio Tinto plc ADR	6,655	312,319
RM plc	2,000	6,766
Rockrose Energy plc	92	1,662
Rolls-Royce Holdings plc ADR	3,393	27,653
Rotork plc	3,856	14,181
Royal Bank of Scotland Group plc ADR(1)	14,408	66,709
Royal Dutch Shell plc, Class A ADR	10,794	475,260
Royal Dutch Shell plc, Class B ADR(1)	9,670	430,605
Royal Mail plc	17,962	37,662
RPS Group plc	4,544	7,160
RSA Insurance Group plc	3,961	26,530
Sabre Insurance Group plc	1,273	4,586
Saga plc	4,747	1,990
Sage Group plc (The)	4,429	39,450
Savannah Petroleum plc(2)	12,646	2,176
Savills plc	935	13,085
Schroders plc	536	19,710
Secure Trust Bank plc	220	3,634
Senior plc	3,444	6,198
Serco Group plc(2)	5,166	10,179
Serica Energy plc(2)	5,407	6,972
Severn Trent plc	2,703	86,063
SIG plc	7,230	5,908
Signature Aviation plc	5,977	21,628
Sirius Real Estate Ltd.	24,336	25,270
Smart Metering Systems plc	231	1,432
Smith & Nephew plc ADR	1,341	60,452
Smiths Group plc	964	19,193
Softcat plc	2,305	31,516
Spectris plc	342	12,045
Speedy Hire plc	15,510	15,397
Spirax-Sarco Engineering plc	322	35,055

	Shares	Value
Spire Healthcare Group plc	5,749	$8,612
Spirent Communications plc	6,767	18,460
SSE plc	11,511	227,353
SSP Group plc	7,058	45,973
St Modwen Properties plc	3,829	23,713
St. James's Place plc	9,389	123,847
Stagecoach Group plc	5,131	8,537
Standard Chartered plc	21,322	154,244
Standard Life Aberdeen plc	10,369	37,263
Stobart Group Ltd.	723	713
Stock Spirits Group plc	1,389	3,458
Strix Group plc(1)	913	1,992
STV Group plc	218	1,175
Superdry plc	1,702	6,793
Synthomer plc	4,310	15,627
TalkTalk Telecom Group plc	6,507	9,224
Tate & Lyle plc	2,616	23,876
Taylor Wimpey plc	16,015	42,029
Ted Baker plc	431	1,624
Telecom Plus plc	133	2,294
Tesco plc	41,264	121,885
TI Fluid Systems plc	1,803	4,721
Topps Tiles plc	4,401	3,299
TP ICAP plc	8,987	42,040
Tracsis plc	138	1,404
Travis Perkins plc	4,649	88,008
Tremor International Ltd.(2)	565	1,197
TUI AG	824	6,498
Tullow Oil plc	32,030	14,136
U & I Group plc	1,576	3,260
UDG Healthcare plc	929	8,489
Ultra Electronics Holdings plc	342	8,571
Unilever plc ADR	3,392	182,931
United Utilities Group plc	9,815	119,528
Urban & Civic plc	1,253	5,649
Vectura Group plc	2,850	3,221
Vertu Motors plc	10,386	4,229
Vesuvius plc	1,893	10,405
Victrex plc	1,239	33,772
Virgin Money UK plc(2)	11,467	22,838
Vistry Group plc	5,415	89,229
Vodafone Group plc ADR	14,315	250,512
Watkin Jones plc	426	1,399
Weir Group plc (The)	447	7,578
WH Smith plc	1,742	43,370
Whitbread plc	1,008	50,812
Wincanton plc	567	1,921

	Shares	Value
WM Morrison Supermarkets plc	22,555	$50,005
WPP plc ADR(1)	412	19,891
Yellow Cake plc(2)	1,829	4,281
		14,383,496
TOTAL COMMON STOCKS (Cost $104,569,147)		97,874,958
RIGHTS†
Hong Kong†
Guotai Junan International Holdings Ltd.(1)(2)	19,333	25
Spain†
ACS Actividades de Construccion y Servicios SA(1)(2)	377	166
TOTAL RIGHTS (Cost $184)		191
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $43,006)	43,006	43,006
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,625,734)	2,625,734	2,625,734
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $107,238,071)		100,543,889
OTHER ASSETS AND LIABILITIES — (2.4)%		(2,309,542)
TOTAL NET ASSETS — 100.0%		$98,234,347

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.3%
Industrials	15.9%
Consumer Discretionary	12.2%
Materials	10.1%
Health Care	8.2%
Consumer Staples	7.0%
Information Technology	6.9%
Energy	5.8%
Communication Services	5.7%
Utilities	5.5%
Real Estate	3.0%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,287,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $5,565,838, which includes securities collateral of $2,940,104.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $104,612,337) — including $5,287,935 of securities on loan	$97,918,155
Investment made with cash collateral received for securities on loan, at value (cost of $2,625,734)	2,625,734
Total investment securities, at value (cost of $107,238,071)	100,543,889
Foreign currency holdings, at value (cost of $26,854)	26,954
Receivable for investments sold	28,305
Receivable for capital shares sold	2,417,835
Dividends and interest receivable	196,231
Securities lending receivable	3,566
103,216,780

Liabilities
Payable for collateral received for securities on loan	2,625,734
Payable for investments purchased	2,337,503
Accrued management fees	19,196
4,982,433

Net Assets	$98,234,347

Shares outstanding (unlimited number of shares authorized)	2,050,001

Net Asset Value Per Share	$47.92

Net Assets Consist of:
Capital paid in	$104,840,025
Distributable earnings	(6,605,678)
$98,234,347

See Notes to Financial Statements.

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $46,733)	$593,337
Securities lending, net	12,984
Interest	653
606,974

Expenses:
Management fees	85,015
Other expenses	46
85,061

Net investment income (loss)	521,913

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(112,680)
Foreign currency translation transactions	(6,700)
(119,380)

Change in net unrealized appreciation (depreciation) on:
Investments	(6,694,182)
Translation of assets and liabilities in foreign currencies	971
(6,693,211)

Net realized and unrealized gain (loss)	(6,812,591)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,290,678)

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$521,913
Net realized gain (loss)	(119,380)
Change in net unrealized appreciation (depreciation)	(6,693,211)
Net increase (decrease) in net assets resulting from operations	(6,290,678)

Distributions to Shareholders
From earnings	(315,000)

Capital Share Transactions
Proceeds from shares sold	104,840,025

Net increase (decrease) in net assets	98,234,347

Net Assets
End of period	$98,234,347

Transactions in Shares of the Fund
Sold	2,050,001

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis International Equity ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 24, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,625,605	—	—	—	$2,625,605
Rights	129	—	—	—	129
Total Borrowings	$2,625,734	—	—	—	$2,625,734
Gross amount of recognized liabilities for securities lending transactions					$2,625,734

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 65% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.23%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $38,516,149 and $6,435,581, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $72,569,828.
There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$942,895	$5,262,319	—
Belgium	132,988	730,452	—
Canada	5,477	9,204,009	—
Denmark	579,080	1,184,784	—
Finland	45,604	857,214	—
France	1,865,316	7,248,852	—
Germany	1,473,164	5,937,362	—
Hong Kong	365,854	2,641,857	—
Israel	174,194	535,673	—
Italy	154,386	2,147,439	—
Japan	2,452,626	19,269,429	—
Netherlands	1,680,595	1,804,559	—
Norway	76,568	672,672	—
Singapore	141,018	1,068,345	—
Spain	454,851	2,042,164	—
Sweden	215,107	2,751,652	—
Switzerland	3,873,837	4,251,552	—
United Kingdom	6,060,417	8,323,079	—
Other Countries	—	1,247,568	—
Rights	—	191	—
Temporary Cash Investments	43,006	—	—
Temporary Cash Investments - Securities Lending Collateral	2,625,734	—	—
	$23,362,717	$77,181,172	—

7. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$107,238,092
Gross tax appreciation of investments	$2,540,664
Gross tax depreciation of investments	(9,234,867)
Net tax appreciation (depreciation) of investments	$(6,694,203)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$50.00	0.32	(2.24)	(1.92)	(0.16)	$47.92	(3.89)%	0.23%(5)	1.41%(5)	9%	$98,234

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 24, 2019 (fund inception) through February 29, 2020 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96053 2004

Semiannual Report

February 29, 2020

Avantis™ International Small Cap Value ETF (AVDV)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
BE Semiconductor Industries NV	1.3%
Valiant Holding AG	1.2%
Galenica AG	1.1%
Unione di Banche Italiane SpA	0.8%
Quilter plc	0.8%
Conzzeta AG	0.8%
SimCorp A/S	0.8%
IMI plc	0.7%
Yamana Gold, Inc.	0.7%
Dialog Semiconductor plc	0.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Total Equity Exposure	99.7%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	1.9%
Other Assets and Liabilities	(1.7)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	26.4%
United Kingdom	16.6%
Canada	8.7%
Australia	6.8%
Sweden	5.9%
Germany	5.5%
Switzerland	5.1%
Italy	3.4%
France	3.3%
Netherlands	2.5%
Spain	2.0%
Other Countries	13.5%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$950.50(2)	$1.53(3)	0.36%
Hypothetical	$1,000	$1,023.07(4)	$1.81(4)	0.36%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from September 24, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 159, the number of days in the period from September 24, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 6.8%
Adairs Ltd.	7,130	$11,227
Adelaide Brighton Ltd.(1)	17,887	34,418
Alkane Resources Ltd.(2)	35,278	18,153
Alliance Aviation Services Ltd.	7,502	11,455
Asaleo Care Ltd.(2)	27,993	19,129
Austal Ltd.	18,733	42,230
Australian Finance Group Ltd.	13,455	22,563
Bank of Queensland Ltd.(1)	26,809	129,370
Beach Energy Ltd.	163,281	183,130
Boral Ltd.	86,252	256,450
Castile Resources Pty Ltd.(2)	6,630	691
Cedar Woods Properties Ltd.	4,309	19,614
Codan Ltd.	9,103	42,781
Coronado Global Resources, Inc.	17,639	18,525
Costa Group Holdings Ltd.	5,278	10,142
CSR Ltd.	17,738	48,822
Dicker Data Ltd.	4,368	16,909
Eclipx Group Ltd.(2)	26,908	25,053
Emeco Holdings Ltd.(1)(2)	30,801	37,795
Genworth Mortgage Insurance Australia Ltd.(1)	15,345	31,911
Grange Resources Ltd.	25,420	3,737
IGO Ltd.	42,445	143,482
Iluka Resources Ltd.	33,436	179,293
Infigen Energy	44,380	18,450
Inghams Group Ltd.(1)	22,237	49,524
MACA Ltd.	16,616	9,766
Macmahon Holdings Ltd.	64,852	11,822
McMillan Shakespeare Ltd.	5,995	41,968
McPherson's Ltd.	12,902	17,716
Mineral Resources Ltd.	15,328	164,410
MNF Group Ltd.	2,175	5,671
Myer Holdings Ltd.(2)	34,878	7,753
MyState Ltd.	6,200	23,593
New Hope Corp. Ltd.(1)	23,079	21,797
Nick Scali Ltd.(1)	3,999	18,518
NRW Holdings Ltd.	25,048	39,599
OFX Group Ltd.	13,291	11,233
OZ Minerals Ltd.	21,255	123,900
Pacific Current Group Ltd.	5,457	20,598
Perenti Global Ltd.	61,504	53,367
Perpetual Ltd.(1)	758	18,614

5

	Shares	Value
Perseus Mining Ltd.(2)	120,528	$82,242
Platinum Asset Management Ltd.(1)	15,841	42,337
Ramelius Resources Ltd.	72,330	54,823
Red 5 Ltd.(2)	91,419	18,836
Regis Resources Ltd.	41,557	109,381
Resimac Group Ltd.	3,340	2,881
Resolute Mining Ltd.(1)(2)	51,320	34,002
Sandfire Resources Ltd.	11,253	31,112
Saracen Mineral Holdings Ltd.(2)	65,072	161,869
Senex Energy Ltd.(2)	104,487	17,137
Servcorp Ltd.	4,154	11,478
Seven West Media Ltd.(2)	40,362	4,287
Sigma Healthcare Ltd.	85,560	30,742
Sims Ltd.(1)	13,857	86,206
Southern Cross Media Group Ltd.	36,840	16,157
St. Barbara Ltd.	41,731	64,507
Stanmore Coal Ltd.	4,957	2,622
Village Roadshow Ltd.	5,239	11,929
Viva Energy Group Ltd.	82,996	93,961
Wagners Holding Co. Ltd.	3,162	2,858
Western Areas Ltd.	22,773	35,704
Westgold Resources Ltd.(2)	31,620	42,291
Whitehaven Coal Ltd.	48,114	63,010
		2,985,551
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	2,751	48,267
IMMOFINANZ AG(2)	4,851	125,173
Oesterreichische Post AG(1)	2,394	77,088
POLYTEC Holding AG	1,116	7,869
UNIQA Insurance Group AG	7,135	64,666
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,015	49,083
		372,146
Belgium — 1.9%
Bekaert SA	11,256	244,562
bpost SA	16,747	138,867
Deceuninck NV	18,697	35,552
Orange Belgium SA	9,661	185,609
Recticel SA	5,331	39,895
Tessenderlo Group SA(2)	6,311	190,473
		834,958
Canada — 8.7%
Advantage Oil & Gas Ltd.(1)(2)	9,152	13,773
ARC Resources Ltd.(1)	24,097	104,844
Argonaut Gold, Inc.(2)	11,222	10,785
AutoCanada, Inc.	1,922	16,181
B2Gold Corp.	69,952	279,339
Baytex Energy Corp.(2)	23,022	21,268

6

	Shares	Value
Birchcliff Energy Ltd.(1)	10,075	$11,334
Bird Construction, Inc.	1,922	8,391
Canacol Energy Ltd.	8,562	27,301
Canadian Western Bank	5,053	112,561
Capital Power Corp.	6,572	164,269
Cascades, Inc.	6,490	52,752
Celestica, Inc.(2)	5,425	34,193
CES Energy Solutions Corp.	14,600	22,081
China Gold International Resources Corp. Ltd.(2)	13,547	10,597
Chorus Aviation, Inc.(1)	5,022	24,282
Crescent Point Energy Corp.(1)	39,897	108,493
CRH Medical Corp.(2)	4,247	13,890
Dorel Industries, Inc., Class B	701	1,938
Dundee Precious Metals, Inc.(2)	9,388	36,720
Enerflex Ltd.	2,300	12,680
Enerplus Corp.(1)	13,521	58,728
Ensign Energy Services, Inc.	3,875	6,063
Equitable Group, Inc.	1,140	75,674
ERO Copper Corp.(2)	4,015	43,044
Exchange Income Corp.	775	23,575
First National Financial Corp.	1,073	27,460
Fortuna Silver Mines, Inc.(1)(2)	9,672	28,319
Freehold Royalties Ltd.(1)	5,797	26,000
Frontera Energy Corp.(1)	3,581	20,249
Genworth MI Canada, Inc.(1)	2,325	90,332
goeasy Ltd.	1,015	47,345
Gran Colombia Gold Corp.(2)	3,875	16,427
Hardwoods Distribution, Inc.	1,550	17,275
High Liner Foods, Inc.	1,550	8,511
HLS Therapeutics, Inc.(1)	725	11,505
Home Capital Group, Inc.(2)	3,521	74,630
Hudbay Minerals, Inc.	7,347	17,899
Hudson's Bay Co.	5,600	45,601
IAMGOLD Corp.(2)	26,680	75,930
Innergex Renewable Energy, Inc.	5,833	85,523
Kelt Exploration Ltd.(1)(2)	11,625	27,715
Kirkland Lake Gold Ltd.	5,403	174,257
Largo Resources Ltd.(2)	10,447	7,005
Leagold Mining Corp.(2)	9,300	22,518
Linamar Corp.	2,797	76,934
Martinrea International, Inc.	5,022	43,027
Mountain Province Diamonds, Inc.(1)(2)	10,075	6,755
New Gold, Inc.(2)	42,952	32,960
Norbord, Inc.	2,900	77,024
North American Construction Group Ltd.(1)	1,550	14,354
Northland Power, Inc.(1)	6,732	149,661
NuVista Energy Ltd.(2)	18,741	27,646
7

	Shares	Value
Ovintiv, Inc.	7,740	$89,437
Paramount Resources Ltd., A Shares(1)(2)	2,395	7,637
Parex Resources, Inc.(2)	9,300	127,210
Peyto Exploration & Development Corp.(1)	10,441	17,113
Precision Drilling Corp.(2)	9,672	11,962
Real Matters, Inc.(2)	5,425	54,927
Roxgold, Inc.(2)	17,122	10,970
Russel Metals, Inc.(1)	3,472	50,958
Secure Energy Services, Inc.	6,100	18,224
SEMAFO, Inc.(2)	23,626	46,821
Seven Generations Energy Ltd., Class A(2)	19,447	79,976
Silvercorp Metals, Inc.	11,401	36,269
Surge Energy, Inc.(1)	13,950	9,042
Tamarack Valley Energy Ltd.(2)	10,075	9,683
Teranga Gold Corp.(2)	7,750	39,955
Tidewater Midstream and Infrastructure Ltd.	12,441	8,435
TORC Oil & Gas Ltd.(1)	10,075	24,545
Torex Gold Resources, Inc.(2)	5,425	71,862
Total Energy Services, Inc.	1,550	5,970
Tourmaline Oil Corp.	10,075	83,693
Trican Well Service Ltd.(1)(2)	11,625	7,535
Vermilion Energy, Inc.(1)	5,797	58,132
Wajax Corp.	1,550	15,208
Whitecap Resources, Inc.(1)	31,747	93,189
Yamana Gold, Inc.	74,650	290,869
		3,817,240
Denmark — 1.8%
D/S Norden A/S	967	11,363
H+H International A/S, B Shares(2)	1,798	32,466
Jyske Bank A/S(2)	1,554	53,582
Drilling Co. of 1972 A/S (The)(2)	2,604	115,032
Per Aarsleff Holding A/S	2,511	74,064
SimCorp A/S	3,494	336,372
Spar Nord Bank A/S	3,869	32,840
TORM plc(2)	3,162	24,189
Zealand Pharma A/S(2)	2,854	103,657
		783,565
Finland — 1.2%
Aktia Bank Oyj	4,308	48,900
Citycon Oyj(1)	5,897	58,393
Finnair Oyj	4,774	25,309
HKScan Oyj, A Shares(2)	8,574	18,020
Kemira Oyj	9,614	122,475
Outokumpu Oyj	18,569	70,836
Uponor Oyj	5,285	69,432
YIT Oyj	16,554	109,965
		523,330

8

	Shares	Value
France — 3.3%
Air France-KLM(2)	6,551	$50,962
Albioma SA	3,654	119,854
APERAM SA	3,227	97,335
Bigben Interactive	2,015	32,776
CGG SA(2)	81,731	224,575
Cie Plastic Omnium SA	2,544	57,089
Derichebourg SA	12,593	42,707
Eramet(1)	62	2,056
Etablissements Maurel et Prom SA	7,226	18,416
Eutelsat Communications SA	3,865	52,521
FIGEAC-AERO(2)	1,085	8,710
Gaztransport Et Technigaz SA	2,398	213,735
Iliad SA	205	28,810
Innate Pharma SA(2)	2,834	20,215
Kaufman & Broad SA	2,511	100,964
LISI	2,151	66,860
Maisons du Monde SA	5,551	68,374
Metropole Television SA	3,441	50,801
Nexans SA	3,847	175,702
Television Francaise 1	6,045	46,546
		1,479,008
Germany — 5.5%
Aareal Bank AG	5,301	145,696
AURELIUS Equity Opportunities SE & Co. KGaA	2,239	65,592
Aurubis AG	1,007	47,582
Bauer AG	1,178	18,298
Borussia Dortmund GmbH & Co. KGaA	7,192	61,352
CropEnergies AG	2,449	25,381
Deutsche Pfandbriefbank AG	11,436	161,876
Deutz AG	6,326	29,972
Dialog Semiconductor plc(2)	8,321	282,869
Draegerwerk AG & Co. KGaA, Preference Shares	888	56,954
Elmos Semiconductor AG	1,147	27,069
ElringKlinger AG(2)	3,224	21,500
Encavis AG	10,519	122,185
Flatex AG(2)	1,064	32,373
Gerresheimer AG	1,000	72,255
Hamburger Hafen und Logistik AG	2,635	55,755
Hornbach Holding AG & Co. KGaA	597	33,635
HUGO BOSS AG	3,108	136,103
JOST Werke AG	1,627	55,086
Jungheinrich AG, Preference Shares	4,386	88,314
K+S AG	19,696	161,580
Kloeckner & Co. SE	6,138	34,037
Krones AG	1,938	122,085
Leoni AG(2)	1,752	17,441

9

	Shares	Value
MLP SE	4,766	$25,766
PVA TePla AG(2)	1,271	17,311
RHOEN-KLINIKUM AG	1,519	30,301
SAF-Holland SA	4,805	29,322
Salzgitter AG	2,145	35,525
Siltronic AG	1,949	183,513
Sixt Leasing SE	1,395	29,237
Stabilus SA	2,051	109,823
VERBIO Vereinigte BioEnergie AG	2,573	26,668
Wacker Chemie AG	541	37,961
Wuestenrot & Wuerttembergische AG	2,201	41,613
		2,442,030
Hong Kong — 1.8%
Aeon Credit Service Asia Co. Ltd.	10,000	7,605
Asia Allied Infrastructure Holdings Ltd.	34,000	2,797
BOCOM International Holdings Co. Ltd.	94,000	12,785
Bright Smart Securities & Commodities Group Ltd.	62,000	8,534
Chow Sang Sang Holdings International Ltd.	31,000	36,703
Convenience Retail Asia Ltd.	56,000	25,695
Crystal International Group Ltd.	44,000	13,607
Dah Sing Financial Holdings Ltd.	13,600	48,038
Emperor Capital Group Ltd.	264,000	5,703
Emperor International Holdings Ltd.	62,000	11,816
Far East Consortium International Ltd.	110,000	48,071
FSE Services Group Ltd.	5,000	2,464
Get Nice Financial Group Ltd.	16,000	1,476
Get Nice Holdings Ltd.	810,000	19,084
Guotai Junan International Holdings Ltd.	434,000	72,340
Hengdeli Holdings Ltd.	232,000	8,912
Hongkong & Shanghai Hotels Ltd. (The)	32,000	32,758
Johnson Electric Holdings Ltd.	52,000	120,656
K Wah International Holdings Ltd.	148,000	71,693
Lippo China Resources Ltd.	50,000	1,159
Minmetals Land Ltd.	58,000	9,500
Pico Far East Holdings Ltd.	66,000	16,684
Shun Tak Holdings Ltd.	264,000	113,156
Singamas Container Holdings Ltd.	264,000	25,371
Soundwill Holdings Ltd.	2,500	2,957
Sun Hung Kai & Co. Ltd.	74,000	33,172
United Laboratories International Holdings Ltd. (The)(1)	62,000	41,302
Xin Point Holdings Ltd.	9,000	1,915
		795,953
Ireland — 0.3%
Dalata Hotel Group plc	25,906	118,865
FBD Holdings plc	439	4,217
		123,082
Israel — 1.5%
Adgar Investment and Development Ltd.	2,465	5,535

10

	Shares	Value
Ashtrom Group Ltd.	1,451	$21,233
Caesarstone Ltd.(1)	1,916	20,712
Camtek Ltd.	2,278	22,580
Carasso Motors Ltd.	3,180	13,340
Cellcom Israel Ltd.(2)	2,100	7,602
El Al Israel Airlines(2)	23,128	4,688
Equital Ltd.(2)	1,256	30,399
FIBI Holdings Ltd.	1,793	54,684
First International Bank of Israel Ltd.	2,548	68,296
Gazit-Globe Ltd.	4,060	47,176
Israel Corp. Ltd. (The)(2)	112	15,631
Menora Mivtachim Holdings Ltd.	1,595	18,567
Naphtha Israel Petroleum Corp. Ltd.(2)	1,990	8,284
Oil Refineries Ltd.	105,906	36,043
Partner Communications Co. Ltd.(2)	5,488	26,660
Paz Oil Co. Ltd.	504	55,037
Phoenix Holdings Ltd. (The)	8,290	41,620
Shikun & Binui Ltd.	16,512	89,739
Tower Semiconductor Ltd.(2)	4,717	88,625
ZUR Shamir Holdings Ltd.	1,036	3,941
		680,392
Italy — 3.4%
Aeffe SpA(2)	2,201	3,306
Arnoldo Mondadori Editore SpA(2)	10,333	17,725
ASTM SpA	1,235	30,749
Banca Farmafactoring SpA	11,978	73,277
Banca IFIS SpA	3,562	54,546
Banca Popolare di Sondrio SCPA	67,044	160,120
Banco di Desio e della Brianza SpA	3,915	12,138
Cairo Communication SpA	15,429	37,318
Cementir Holding NV	3,351	21,621
Danieli & C Officine Meccaniche SpA	4,004	60,543
Danieli & C Officine Meccaniche SpA, Preference Shares	12,889	120,276
ERG SpA	5,661	132,440
Esprinet SpA	361	1,965
FNM SpA	12,035	9,044
Geox SpA	8,765	8,978
Juventus Football Club SpA(2)	673	733
La Doria SpA	921	8,352
Maire Tecnimont SpA	9,894	25,560
Massimo Zanetti Beverage Group SpA	1,189	6,883
Mediaset SpA(2)	36,724	85,936
OVS SpA(2)	75,341	123,581
RAI Way SpA	8,778	52,930
Reno de Medici SpA	18,096	12,882
Saras SpA	14,887	17,581
Sogefi SpA(2)	4,118	4,907

11

	Shares	Value
Unione di Banche Italiane SpA	89,003	$366,341
Unipol Gruppo SpA	7,359	36,695
		1,486,427
Japan — 26.4%
A&D Co. Ltd.	900	6,442
Adastria Co. Ltd.(1)	1,300	21,044
ADEKA Corp.	2,200	28,818
Aeon Fantasy Co. Ltd.	100	1,738
AEON Financial Service Co. Ltd.(1)	4,000	57,775
Airport Facilities Co. Ltd.	500	2,124
Aisan Industry Co. Ltd.	1,400	8,057
Akatsuki, Inc.	100	3,818
Alconix Corp.	900	9,230
Alinco, Inc.	500	4,469
Alps Alpine Co. Ltd.	1,600	24,587
Amuse, Inc.	200	4,161
AOKI Holdings, Inc.	1,200	10,069
Aoyama Trading Co. Ltd.	400	4,527
Aozora Bank Ltd.	3,800	94,787
Arcland Sakamoto Co. Ltd.	900	9,084
Artnature, Inc.	700	4,246
Asahi Co. Ltd.	700	7,069
Asahi Holdings, Inc.	600	13,611
Asanuma Corp.	400	16,432
Asia Pile Holdings Corp.	1,400	6,033
Bunka Shutter Co. Ltd.	3,100	22,164
Carta Holdings, Inc.	400	3,589
Cawachi Ltd.	600	11,136
Chiba Kogyo Bank Ltd. (The)	2,000	5,224
Chubu Shiryo Co. Ltd.	300	3,942
Cleanup Corp.	600	2,928
CMIC Holdings Co. Ltd.	200	2,532
Coca-Cola Bottlers Japan Holdings, Inc.	6,800	158,123
CONEXIO Corp.	200	2,502
Cosmo Energy Holdings Co. Ltd.	3,100	51,860
Credit Saison Co. Ltd.	10,100	145,970
CTI Engineering Co. Ltd.	500	8,279
Cybernet Systems Co. Ltd.	400	2,408
Dai Nippon Toryo Co. Ltd.	800	6,647
Dai-ichi Seiko Co. Ltd.(1)	500	9,158
Daicel Corp.	12,800	109,899
Daido Metal Co. Ltd.	3,100	16,799
Daido Steel Co. Ltd.	400	14,471
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,111
Daiki Aluminium Industry Co. Ltd.	1,300	7,015
Daikoku Denki Co. Ltd.	300	3,473
Daikyonishikawa Corp.	1,200	6,702

12

	Shares	Value
Daio Paper Corp.(1)	2,600	$34,404
Daiwabo Holdings Co. Ltd.	900	45,393
DCM Holdings Co. Ltd.(1)	6,400	58,195
Denka Co. Ltd.	3,500	87,818
Denyo Co. Ltd.	300	5,141
DIC Corp.	3,100	73,079
DyDo Group Holdings, Inc.	400	12,960
Eagle Industry Co. Ltd.	1,400	10,562
Eco's Co. Ltd.	300	3,933
EDION Corp.	6,200	51,939
Electric Power Development Co. Ltd.	8,100	173,330
ES-Con Japan Ltd.	600	3,844
Exedy Corp.	1,300	24,112
F.C.C. Co. Ltd.	1,800	32,005
Ferrotec Holdings Corp.(1)	1,900	11,744
FIDEA Holdings Co. Ltd.	6,200	6,300
Foster Electric Co. Ltd.	800	10,599
Fudo Tetra Corp.	300	4,082
Fuji Co. Ltd.(1)	700	10,394
Fujibo Holdings, Inc.	400	10,849
Fujikura Ltd.	12,800	40,813
Fujimori Kogyo Co. Ltd.	300	7,943
Fukuyama Transporting Co. Ltd.	500	14,925
Furukawa Battery Co. Ltd. (The)	500	2,795
Furukawa Electric Co. Ltd.	1,700	37,205
Furuno Electric Co. Ltd.	500	4,229
Furyu Corp.	200	1,912
Futaba Industrial Co. Ltd.	3,600	18,993
Fuyo General Lease Co. Ltd.	1,100	61,846
G-7 Holdings, Inc.	600	12,205
G-Tekt Corp.	900	10,810
Gecoss Corp.	600	4,939
Geo Holdings Corp.	1,000	10,842
GMO Financial Holdings, Inc.	3,100	15,010
Goldcrest Co. Ltd.	500	7,706
GS Yuasa Corp.	3,300	58,004
GungHo Online Entertainment, Inc.(1)	900	14,206
H2O Retailing Corp.	4,100	31,511
Hagihara Industries, Inc.	200	2,766
Hamakyorex Co. Ltd.	700	18,195
Hanwa Co. Ltd.	1,900	38,778
Harima Chemicals Group, Inc.	300	2,586
Haseko Corp.	16,000	203,574
Hazama Ando Corp.	12,600	91,874
Heiwa Real Estate Co. Ltd.	1,700	47,639
Heiwado Co. Ltd.	1,700	26,305
Hirano Tecseed Co. Ltd.	400	4,420

13

	Shares	Value
Hiroshima Bank Ltd. (The)	9,300	$40,199
HIS Co. Ltd.	1,500	29,508
Hitachi Capital Corp.	3,400	86,621
Hitachi Transport System Ltd.	700	18,787
Hitachi Zosen Corp.	12,400	43,872
Hokuetsu Corp.	5,400	21,855
Hokuetsu Industries Co. Ltd.	700	7,191
Hokuhoku Financial Group, Inc.	3,100	26,201
Honeys Holdings Co. Ltd.	800	8,500
Hosiden Corp.	3,100	26,662
Hosokawa Micron Corp.	200	9,096
I-Net Corp./Kanagawa	300	3,466
Ichigo, Inc.(1)	14,200	42,985
Ichikoh Industries Ltd.	700	4,317
Ichinen Holdings Co. Ltd.	1,400	14,811
IDEA Consultants, Inc.	200	3,098
IDOM, Inc.	2,600	12,280
Iino Kaiun Kaisha Ltd.	3,500	10,684
Inabata & Co. Ltd.	1,000	11,586
Ines Corp.	1,000	13,604
Internet Initiative Japan, Inc.(1)	1,200	33,473
Isetan Mitsukoshi Holdings Ltd.	15,100	98,468
Itochu Enex Co. Ltd.	700	5,440
Itoki Corp.	1,800	5,945
IwaiCosmo Holdings, Inc.	400	4,136
Iwatani Corp.	1,400	45,874
Izumi Co. Ltd.	900	24,531
J Front Retailing Co. Ltd.	11,500	121,667
Jaccs Co. Ltd.	1,000	19,987
Japan Aviation Electronics Industry Ltd.	3,100	49,516
Japan Transcity Corp.	1,200	4,765
Japan Wool Textile Co. Ltd. (The)	3,100	25,624
JDC Corp.	2,100	9,836
JGC Holdings Corp.	11,800	144,045
Joshin Denki Co. Ltd.	900	14,958
JTEKT Corp.	9,800	94,897
JVCKenwood Corp.	12,400	25,046
K's Holdings Corp.	6,700	73,564
Kaga Electronics Co. Ltd.	1,200	21,875
Kamei Corp.	400	3,638
Kanamoto Co. Ltd.	1,700	37,490
Kandenko Co. Ltd.	5,000	42,219
Kaneka Corp.	500	13,401
Kanematsu Corp.	4,300	46,511
Kanto Denka Kogyo Co. Ltd.	3,300	27,989
Kasai Kogyo Co. Ltd.	700	4,261
KAWADA TECHNOLOGIES, Inc.	200	10,344

14

	Shares	Value
Kawasaki Heavy Industries Ltd.	4,700	$84,703
Keikyu Corp.	11,400	172,491
KFC Holdings Japan Ltd.	300	6,703
Kinden Corp.	5,500	82,591
Kintetsu World Express, Inc.	500	7,802
Kitz Corp.	3,500	20,760
Kiyo Bank Ltd. (The)	3,100	40,757
KNT-CT Holdings Co. Ltd.(2)	100	868
Kobe Steel Ltd.	13,000	48,041
Kohnan Shoji Co. Ltd.	1,400	28,151
Komeri Co. Ltd.	1,400	25,251
Kondotec, Inc.	600	5,281
Krosaki Harima Corp.	200	10,172
Kumagai Gumi Co. Ltd.	1,700	45,010
Kuraray Co. Ltd.	13,700	141,906
Kurita Water Industries Ltd.	2,100	54,085
Kuriyama Holdings Corp.	400	2,338
KYB Corp.(2)	900	19,865
Kyoei Steel Ltd.	800	12,068
Kyudenko Corp.	1,700	45,350
Lawson, Inc.(1)	1,800	96,667
Leopalace21 Corp.(2)	13,400	39,666
Life Corp.(1)	700	15,210
LIXIL VIVA Corp.	1,100	20,806
Macnica Fuji Electronics Holdings, Inc.	2,700	37,590
Maeda Corp.(1)	6,500	57,881
Maeda Road Construction Co. Ltd.(1)	2,600	76,784
Marudai Food Co. Ltd.	300	4,898
Maruwa Co. Ltd.	200	12,676
Maruzen Showa Unyu Co. Ltd.	200	4,428
Mazda Motor Corp.	12,900	89,024
Meidensha Corp.	1,400	22,400
Meiko Electronics Co. Ltd.	1,000	14,738
Meisei Industrial Co. Ltd.	700	4,697
Micronics Japan Co. Ltd.(1)	600	5,240
Mimasu Semiconductor Industry Co. Ltd.	1,000	18,387
Ministop Co. Ltd.(1)	600	7,954
Mitani Sangyo Co. Ltd.	1,200	3,658
Mitsuba Corp.	1,300	7,323
Mitsubishi Materials Corp.	6,200	140,853
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,000	169,147
Mitsuboshi Belting Ltd.	400	5,449
Mitsui Chemicals, Inc.	7,200	154,924
Mitsui E&S Holdings Co. Ltd.(2)	4,100	29,269
Mitsui Mining & Smelting Co. Ltd.(1)	2,700	64,282
Mitsui-Soko Holdings Co. Ltd.	1,200	17,352
Mizuho Leasing Co. Ltd.	1,500	39,425

15

	Shares	Value
Modec, Inc.	700	$11,720
Moriroku Holdings Co. Ltd.	300	5,279
Musashi Seimitsu Industry Co. Ltd.	2,100	22,935
Nachi-Fujikoshi Corp.	700	22,929
Nankai Electric Railway Co. Ltd.	6,200	136,589
NEC Capital Solutions Ltd.	400	7,825
NHK Spring Co. Ltd.	9,300	70,486
Nichi-iko Pharmaceutical Co. Ltd.	600	6,433
Nichias Corp.	1,600	32,936
Nichireki Co. Ltd.	900	10,796
Nifco, Inc.	3,500	84,608
Nihon House Holdings Co. Ltd.	2,100	7,611
Nihon Tokushu Toryo Co. Ltd.	200	1,849
Nikkon Holdings Co. Ltd.	2,600	49,988
Nippon Carbon Co. Ltd.(1)	500	16,544
Nippon Chemical Industrial Co. Ltd.	300	6,426
Nippon Coke & Engineering Co. Ltd.	9,300	5,623
Nippon Express Co. Ltd.	3,700	176,469
Nippon Koei Co. Ltd.	700	19,124
Nippon Light Metal Holdings Co. Ltd.	31,700	55,475
Nippon Paper Industries Co. Ltd.	3,100	44,750
Nippon Seiki Co. Ltd.	3,100	40,777
Nippon Steel Trading Corp.	500	20,227
Nippon Yakin Kogyo Co. Ltd.	410	6,446
Nippon Yusen KK	6,700	95,193
Nipro Corp.(1)	6,300	66,910
Nishi-Nippon Financial Holdings, Inc.	3,100	17,697
Nishi-Nippon Railroad Co. Ltd.	2,400	52,574
Nishimatsu Construction Co. Ltd.	3,100	64,969
Nishio Rent All Co. Ltd.	1,000	24,494
Nisshin Group Holdings Co. Ltd.	400	1,688
Nisshin Oillio Group Ltd. (The)	1,200	36,953
Nisshinbo Holdings, Inc.	9,500	80,403
Nittoc Construction Co. Ltd.	700	4,945
Nojima Corp.	1,700	30,757
Noritz Corp.	1,100	11,225
NS United Kaiun Kaisha Ltd.	300	4,736
NTN Corp.	21,700	52,025
NuFlare Technology, Inc.	100	11,014
Oji Holdings Corp.	25,400	120,372
Oki Electric Industry Co. Ltd.	3,800	41,767
Okuwa Co. Ltd.	400	4,911
Onward Holdings Co. Ltd.(1)	3,900	18,883
Organo Corp.	300	17,606
Orient Corp.	27,900	34,218
Osaka Organic Chemical Industry Ltd.	600	8,289
OSJB Holdings Corp.	5,300	12,369

16

	Shares	Value
Pacific Industrial Co. Ltd.	3,100	$33,604
PAL GROUP Holdings Co. Ltd.	800	10,708
Pasco Corp.(2)	200	2,923
Pasona Group, Inc.	300	3,075
Penta-Ocean Construction Co. Ltd.	19,400	102,914
Press Kogyo Co. Ltd.	6,300	17,994
PS Mitsubishi Construction Co. Ltd.	3,100	16,515
Renaissance, Inc.	400	5,090
Rengo Co. Ltd.	6,200	42,425
Retail Partners Co. Ltd.	400	2,562
Ricoh Leasing Co. Ltd.	700	24,023
Riken Technos Corp.	3,200	12,509
Round One Corp.	3,300	24,607
Ryobi Ltd.	1,100	14,230
Sakura Internet, Inc.	500	2,324
Sala Corp.	3,300	16,833
San-Ai Oil Co. Ltd.	2,600	22,615
Sanki Engineering Co. Ltd.	3,100	36,428
Sankyo Tateyama, Inc.	900	9,009
Sanoh Industrial Co. Ltd.(1)	1,600	12,386
Sapporo Holdings Ltd.	3,200	63,994
Sawada Holdings Co. Ltd.	800	7,377
SBI Holdings, Inc.	4,400	88,229
SBS Holdings, Inc.	800	11,799
SEC Carbon Ltd.(1)	100	6,551
Seibu Holdings, Inc.	6,700	94,567
Seikitokyu Kogyo Co. Ltd.	1,900	14,216
Seino Holdings Co. Ltd.	5,800	62,617
Senko Group Holdings Co. Ltd.	6,600	48,246
Senshukai Co. Ltd.	1,500	5,806
Seven Bank Ltd.	8,800	23,106
Shibuya Corp.	600	14,844
Shin Nippon Air Technologies Co. Ltd.	200	3,422
Shinagawa Refractories Co. Ltd.	100	2,409
Shindengen Electric Manufacturing Co. Ltd.	300	8,316
Shinko Electric Industries Co. Ltd.	3,400	37,124
Shinmaywa Industries Ltd.	1,200	13,510
Shinnihon Corp.	1,300	9,075
Shinoken Group Co. Ltd.(1)	3,100	29,538
Shinsei Bank Ltd.	8,500	112,662
Showa Corp.	100	2,119
Showa Denko KK	5,700	122,371
Sinko Industries Ltd.	300	4,190
SK-Electronics Co. Ltd.	200	2,102
SKY Perfect JSAT Holdings, Inc.	6,200	26,603
Sotetsu Holdings, Inc.	600	13,616
St. Marc Holdings Co. Ltd.	500	8,923

17

	Shares	Value
Starts Corp., Inc.	1,300	$26,708
Studio Alice Co. Ltd.	300	4,302
Sugi Holdings Co. Ltd.	1,400	66,150
SUMCO Corp.	14,400	217,033
Sumida Corp.	1,200	10,511
Sumitomo Densetsu Co. Ltd.	700	14,629
Sumitomo Forestry Co. Ltd.	7,600	112,790
Sumitomo Mitsui Construction Co. Ltd.	9,500	48,053
Sumitomo Osaka Cement Co. Ltd.	1,100	37,509
Sumitomo Riko Co. Ltd.	1,500	9,955
Sumitomo Rubber Industries Ltd.	10,100	104,578
Sumitomo Seika Chemicals Co. Ltd.	100	2,592
Suruga Bank Ltd.(1)(2)	8,800	32,367
SWCC Showa Holdings Co. Ltd.	1,400	14,071
T-Gaia Corp.(1)	900	17,006
Taiheiyo Cement Corp.	4,700	115,322
Taikisha Ltd.	1,300	37,249
Taiyo Yuden Co. Ltd.(1)	6,300	174,954
Takamatsu Construction Group Co. Ltd.	900	19,414
Takamiya Co. Ltd.	600	2,881
Takara Leben Co. Ltd.	4,300	16,932
Takara Standard Co. Ltd.	500	7,064
Takashimaya Co. Ltd.(1)	6,900	64,287
Takeei Corp.	1,000	7,992
Takuma Co. Ltd.	2,100	22,963
Taoka Chemical Co. Ltd.	100	5,301
TECHNO ASSOCIE Co. Ltd.	400	3,353
Teijin Ltd.	9,300	152,327
Toa Oil Co. Ltd.(2)	200	3,625
Tobishima Corp.	600	6,473
Toda Corp.	13,000	77,378
TOKAI Holdings Corp.	6,200	50,605
Tokai Rika Co. Ltd.	3,100	46,385
Token Corp.	100	6,918
Tokuyama Corp.(1)	3,100	69,364
Tokyo Century Corp.	1,700	70,157
Tokyo Electron Device Ltd.	100	2,107
TOMONY Holdings, Inc.	3,100	8,631
Toppan Forms Co. Ltd.	3,100	29,546
Topre Corp.	1,700	22,047
Torii Pharmaceutical Co. Ltd.	300	8,954
Tosei Corp.	700	7,516
Tosoh Corp.	11,300	154,025
Towa Pharmaceutical Co. Ltd.	300	5,941
Toyo Construction Co. Ltd.	3,400	14,463
Toyo Gosei Co. Ltd.	200	6,799
Toyo Seikan Group Holdings Ltd.	5,800	94,691

18

	Shares	Value
Toyo Tanso Co. Ltd.	200	$3,116
Toyo Tire Corp.	6,400	84,710
Toyobo Co. Ltd.(1)	3,900	48,768
Toyoda Gosei Co. Ltd.	4,000	84,957
Toyota Boshoku Corp.	3,700	50,810
TPR Co. Ltd.	900	12,462
TS Tech Co. Ltd.	3,100	80,351
Tsubakimoto Chain Co.	600	16,282
Tsukishima Kikai Co. Ltd.	1,700	19,507
UACJ Corp.	1,700	29,702
Ube Industries Ltd.	3,600	65,330
Uchida Yoko Co. Ltd.	500	23,027
Unipres Corp.	1,400	15,040
Valor Holdings Co. Ltd.	1,300	19,617
Vertex Corp.	400	6,190
VT Holdings Co. Ltd.	3,100	10,362
Wacom Co. Ltd.	5,400	16,587
Wakachiku Construction Co. Ltd.	500	6,394
Wakita & Co. Ltd.	1,400	11,269
Warabeya Nichiyo Holdings Co. Ltd.(1)	500	7,510
Xebio Holdings Co. Ltd.	900	8,172
YAMABIKO Corp.	1,900	15,270
Yamato Corp.	700	3,901
Yokohama Reito Co. Ltd.	2,600	20,495
Yokohama Rubber Co. Ltd. (The)	6,200	100,286
Yorozu Corp.	500	5,937
Yuasa Trading Co. Ltd.	600	16,869
Yurtec Corp.	800	4,185
Zeon Corp.	1,100	10,445
		11,616,929
Netherlands — 2.5%
AerCap Holdings NV(2)	741	38,591
ASR Nederland NV	127	4,242
BE Semiconductor Industries NV	14,584	569,988
Fugro NV CVA(2)	9,269	75,142
Heijmans NV CVA(2)	5,572	45,265
Koninklijke BAM Groep NV	35,103	97,246
Koninklijke Volkerwessels NV	276	6,708
NIBC Holding NV	5,332	57,151
Pharming Group NV(1)(2)	145,078	180,265
SIF Holding NV(1)	2,099	30,565
		1,105,163
New Zealand — 0.7%
Air New Zealand Ltd.	79,126	112,041
New Zealand Refining Co. Ltd. (The)	32,550	24,784
Oceania Healthcare Ltd.	40,362	28,391
SKYCITY Entertainment Group Ltd.	76,736	153,871

19

	Shares	Value
Tourism Holdings Ltd.	10,478	$16,199
		335,286
Norway — 1.8%
Avance Gas Holding Ltd.(2)	5,084	22,011
BW Energy Ltd.(2)	2,232	4,040
BW LPG Ltd.	3,200	20,216
BW Offshore Ltd.(2)	10,943	41,915
DNO ASA(1)	41,292	28,591
Elkem ASA	20,305	39,522
Hoegh LNG Holdings Ltd.	4,712	10,765
Komplett Bank ASA(2)	9,021	6,866
Norwegian Finans Holding ASA(2)	14,632	137,343
Ocean Yield ASA(1)	6,758	27,797
Odfjell Drilling Ltd.(2)	8,264	21,148
PGS ASA(2)	50,004	70,625
Selvaag Bolig ASA	5,270	33,387
SpareBank 1 Nord Norge	10,788	83,694
Sparebank 1 Oestlandet	4,251	42,634
SpareBank 1 SMN	11,343	114,569
Sparebanken Vest	5,983	43,437
Stolt-Nielsen Ltd.	2,542	27,940
Wallenius Wilhelmsen ASA	9,331	17,675
		794,175
Portugal — 0.3%
Semapa-Sociedade de Investimento e Gestao	9,855	123,485
Singapore — 1.4%
Accordia Golf Trust	177,900	78,576
Banyan Tree Holdings Ltd.	29,800	7,558
Boustead Singapore Ltd.	42,200	22,062
BRC Asia Ltd.	13,000	15,424
China Sunsine Chemical Holdings Ltd.	91,300	28,031
Chip Eng Seng Corp. Ltd.	65,100	27,569
Food Empire Holdings Ltd.	20,500	9,848
Frencken Group Ltd.	62,900	37,894
Golden Agri-Resources Ltd.	1,339,300	191,172
GuocoLand Ltd.	2,200	2,664
Hong Leong Asia Ltd.(2)	45,400	17,759
Hour Glass Ltd. (The)	29,900	15,703
Hutchison Port Holdings TrustU Shares	464,400	68,254
Indofood Agri Resources Ltd.	38,700	8,611
Koufu Group Ltd.	17,800	9,077
Mewah International, Inc.	23,000	3,715
Sembcorp Marine Ltd.(1)(2)	71,100	55,777
Sunningdale Tech Ltd.	24,800	21,540
		621,234
Spain — 2.0%
Acerinox SA	18,644	175,177

20

	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA(1)	8,527	$31,280
Construcciones y Auxiliar de Ferrocarriles SA	2,263	98,702
Ence Energia y Celulosa SA(1)	9,255	33,267
Ercros SA	5,363	13,599
Gestamp Automocion SA	1,193	4,175
Mediaset Espana Comunicacion SA	17,236	87,354
Melia Hotels International SA	13,901	96,367
Neinor Homes SA(2)	9,734	111,770
Sacyr SA	47,544	127,477
Tecnicas Reunidas SA(2)	3,739	84,642
		863,810
Sweden — 5.9%
Bilia AB, A Shares	15,611	150,766
Bure Equity AB	6,425	121,578
Clas Ohlson AB, B Shares	10,975	108,670
Collector AB(1)(2)	3,317	9,281
Dios Fastigheter AB	8,409	75,275
Eolus Vind AB, B Shares	3,120	45,034
Granges AB	13,204	106,611
Haldex AB	3,721	17,655
Hexatronic Group AB	4,437	24,722
Hoist Finance AB(2)	12,414	59,112
Holmen AB, B Shares	9,387	265,572
Karo Pharma AB(2)	6,234	26,293
Klovern AB, B Shares	56,141	128,986
Kungsleden AB	17,861	183,890
Maha Energy AB(2)	6,789	10,388
Mekonomen AB(2)	7,844	61,992
Modern Times Group MTG AB, B Shares(2)	10,385	91,865
Momentum Group AB, Class B	2,480	28,693
Mycronic AB	9,300	131,860
NetEnt AB(2)	11,109	28,456
Nobina AB	13,038	91,173
Nolato AB, B Shares	2,105	111,043
Nordic Entertainment Group AB, B Shares	6,015	181,611
Nordic Waterproofing Holding AS	1,780	18,895
NP3 Fastigheter AB	2,387	27,763
Nyfosa AB(2)	15,041	123,189
Orexo AB(2)	1,147	6,646
Pandox AB	7,240	135,150
RaySearch Laboratories AB(2)	2,883	25,324
Resurs Holding AB	10,602	57,616
SAS AB(2)	14,577	15,259
Scandi Standard AB	5,894	38,815
SkiStar AB	5,535	54,916
Tethys Oil AB	4,526	30,035
		2,594,134

21

	Shares	Value
Switzerland — 5.1%
Aryzta AG(2)	121,771	$104,595
Autoneum Holding AG(1)	643	63,410
Bossard Holding AG, Class A	825	113,086
Conzzeta AG	350	356,973
EFG International AG(2)	33,857	195,343
Galenica AG(2)	7,111	479,821
Huber + Suhner AG	1,152	77,294
Kudelski SA(2)	64	301
Leonteq AG(2)	4,444	200,954
Schmolz + Bickenbach AG(1)(2)	145,242	27,587
Valiant Holding AG	5,385	536,585
Zehnder Group AG	1,907	89,943
		2,245,892
United Kingdom — 16.6%
Aggreko plc	23,192	205,445
Amigo Holdings plc	7,812	3,592
Anglo Asian Mining plc	7,859	12,001
ASOS plc(2)	994	38,284
Bank of Georgia Group plc	2,581	56,236
Biffa plc	19,309	65,116
Britvic plc	16,352	179,374
Cairn Energy plc(2)	61,268	111,125
Centamin plc	110,689	183,139
Central Asia Metals plc	10,469	25,382
Chemring Group plc	24,641	76,789
Close Brothers Group plc	11,705	194,257
Coats Group plc	119,942	91,533
Computacenter plc	6,866	142,870
Crest Nicholson Holdings plc	21,361	124,924
Dart Group plc	7,863	124,833
Devro plc	15,719	30,298
Diversified Gas & Oil plc	38,425	39,310
Drax Group plc	18,889	66,166
easyJet plc	1,515	21,647
EnQuest plc(2)	171,123	45,281
Ferrexpo plc	17,519	29,570
Forterra plc	16,797	71,195
Galliford Try Holdings plc	8,340	16,534
Go-Ahead Group plc (The)	3,651	91,898
Greggs plc	8,162	220,084
Griffin Mining Ltd.(2)	10,602	7,111
Gulf Keystone Petroleum Ltd.	18,560	35,448
Gym Group plc (The)	13,175	44,415
Hill & Smith Holdings plc	6,076	106,398
Hochschild Mining plc	21,199	43,327
Howden Joinery Group plc	16,215	134,459

22

	Shares	Value
Ibstock plc	31,237	$111,117
IG Group Holdings plc	31,258	271,009
IMI plc	22,894	300,313
Inchcape plc	36,562	271,007
Indivior plc(2)	38,533	21,456
J D Wetherspoon plc	5,951	103,395
J Sainsbury plc	98,915	250,511
Jadestone Energy, Inc.(2)	27,342	20,935
KAZ Minerals plc	14,107	76,548
Keller Group plc	7,055	59,274
Lookers plc	14,570	8,376
Luceco plc	7,285	10,426
Luxfer Holdings plc	1,102	17,092
Marks & Spencer Group plc	54,527	112,262
Marston's plc	69,071	80,329
Mitchells & Butlers plc(2)	18,395	79,076
Morgan Sindall Group plc	3,021	68,145
N Brown Group plc	13,573	10,136
Pagegroup plc	26,827	141,649
Pan African Resources plc	216,482	34,088
Petrofac Ltd.	19,927	82,532
Pharos Energy plc	20,126	7,938
Photo-Me International plc	26,363	28,290
Plus500 Ltd.	8,886	108,767
Premier Oil plc(2)	59,437	60,613
Quilter plc	191,045	361,469
Reach plc	31,371	59,645
Redde Northgate plc(1)	13,788	44,243
Redrow plc	18,069	173,977
Rhi Magnesita NV	1,777	68,925
RPS Group plc	15,285	24,085
Serica Energy plc(2)	14,529	18,733
Sirius Real Estate Ltd.	84,071	87,297
Speedy Hire plc	46,951	46,610
St. James's Place plc	9,283	122,448
Superdry plc	3,286	13,114
Tate & Lyle plc	15,159	138,354
Taylor Wimpey plc	56,025	147,029
Ted Baker plc	806	3,037
TP ICAP plc	38,638	180,744
Travis Perkins plc	14,622	276,803
Tremor International Ltd.(2)	9,393	19,893
Tullow Oil plc	22,878	10,097
Vistry Group plc	16,744	275,909
WM Morrison Supermarkets plc	123,103	272,920
		7,318,657
TOTAL COMMON STOCKS (Cost $47,879,919)		43,942,447

23

	Shares	Value
RIGHTS†
Hong Kong†
Guotai Junan International Holdings Ltd.(1) (Cost $—)	144,666	$186
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $24,332)	24,332	24,332
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $829,148)	829,148	829,148
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $48,733,399)		44,796,113
OTHER ASSETS AND LIABILITIES — (1.7)%		(758,813)
TOTAL NET ASSETS — 100.0%		$44,037,300

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.2%
Materials	19.1%
Financials	15.6%
Consumer Discretionary	14.7%
Energy	7.6%
Information Technology	6.2%
Consumer Staples	4.4%
Real Estate	3.0%
Health Care	2.8%
Communication Services	2.7%
Utilities	2.4%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,500,182. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,596,283, which includes securities collateral of $767,135.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $47,904,251) — including $1,500,182 of securities on loan	$43,966,965
Investment made with cash collateral received for securities on loan, at value (cost of $829,148)	829,148
Total investment securities, at value (cost of $48,733,399)	44,796,113
Foreign currency holdings, at value (cost of $15,911)	15,815
Receivable for investments sold	561,273
Dividends and interest receivable	65,380
Securities lending receivable	1,122
45,439,703

Liabilities
Payable for collateral received for securities on loan	829,148
Payable for investments purchased	559,350
Accrued management fees	13,905
1,402,403

Net Assets	$44,037,300

Shares outstanding (unlimited number of shares authorized)	930,001

Net Asset Value Per Share	$47.35

Net Assets Consist of:
Capital paid in	$48,125,399
Distributable earnings	(4,088,099)
$44,037,300

See Notes to Financial Statements.

25

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $27,666)	$319,104
Securities lending, net	4,554
Interest	484
324,142
Expenses:
Management fees	59,560
Other expenses	97
59,657

Net investment income (loss)	264,485

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(255,644)
Foreign currency translation transactions	10,554
(245,090)

Change in net unrealized appreciation (depreciation) on:
Investments	(3,937,286)
Translation of assets and liabilities in foreign currencies	(192)
(3,937,478)

Net realized and unrealized gain (loss)	(4,182,568)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,918,083)

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$264,485
Net realized gain (loss)	(245,090)
Change in net unrealized appreciation (depreciation)	(3,937,478)
Net increase (decrease) in net assets resulting from operations	(3,918,083)

Distributions to Shareholders
From earnings	(170,016)

Capital Share Transactions
Proceeds from shares sold	48,125,399

Net increase (decrease) in net assets	44,037,300

Net Assets
End of period	$44,037,300

Transactions in Shares of the Fund
Sold	930,001

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

27

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis International Small Cap Value ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 24, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

28

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

29

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$829,148	—	—	—	$829,148
Gross amount of recognized liabilities for securities lending transactions					$829,148

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 40% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.36%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $14,868,816 and $7,558,837, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $40,789,872. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 30,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

30

credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$76,395	$43,866,052	—
Rights	—	186	—
Temporary Cash Investments	24,332	—	—
Temporary Cash Investments - Securities Lending Collateral	829,148	—	—
	$929,875	$43,866,238	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$48,738,170
Gross tax appreciation of investments	$1,416,645
Gross tax depreciation of investments	(5,358,702)
Net tax appreciation (depreciation) of investments	$(3,942,057)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

31

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$50.00	0.37	(2.82)	(2.45)	(0.20)	$47.35	(4.95)%	0.36%(5)	1.60%(5)	22%	$44,037

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 24, 2019 (fund inception) through February 29, 2020 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

33

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

35

Notes

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96054 2004

Semiannual Report

February 29, 2020

Avantis™ U.S. Equity ETF (AVUS)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Apple, Inc.	3.7%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc.*	2.0%
Facebook, Inc., Class A	1.5%
Johnson & Johnson	1.2%
JPMorgan Chase & Co.	1.2%
Verizon Communications, Inc.	1.0%
Mastercard, Inc., Class A	0.9%
Visa, Inc., Class A	0.7%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	6.6%
Software	5.4%
IT Services	4.7%
Semiconductors and Semiconductor Equipment	4.6%
Oil, Gas and Consumable Fuels	4.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	—*
Total Equity Exposure	99.8%
Temporary Cash Investments	—*
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$982.50(2)	$0.65(3)	0.15%
Hypothetical	$1,000	$1,024.12(4)	$0.75(4)	0.15%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from September 24, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 159, the number of days in the period from September 24, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.6%
AAR Corp.	872	$30,128
Aerojet Rocketdyne Holdings, Inc.(1)	2,093	103,143
AeroVironment, Inc.(1)	134	6,886
Arconic, Inc.	2,870	84,234
Astronics Corp.(1)	428	8,676
Axon Enterprise, Inc.(1)	206	15,938
Boeing Co. (The)	1,317	362,320
BWX Technologies, Inc.	1,674	91,802
Cubic Corp.	824	44,859
Curtiss-Wright Corp.	418	50,135
Ducommun, Inc.(1)	206	9,198
General Dynamics Corp.	650	103,798
HEICO Corp.	206	22,217
HEICO Corp., Class A	317	28,001
Hexcel Corp.	1,871	120,923
Huntington Ingalls Industries, Inc.	479	98,449
L3Harris Technologies, Inc.	877	173,409
Lockheed Martin Corp.	1,207	446,433
Mercury Systems, Inc.(1)	317	23,287
Moog, Inc., Class A	317	24,447
National Presto Industries, Inc.	34	2,672
Northrop Grumman Corp.	535	175,929
Park Aerospace Corp.	249	3,464
Parsons Corp.(1)	530	20,718
Raytheon Co.	539	101,634
Spirit AeroSystems Holdings, Inc., Class A	2,019	106,684
Teledyne Technologies, Inc.(1)	206	69,488
Textron, Inc.	1,094	44,416
TransDigm Group, Inc.	173	96,501
Triumph Group, Inc.	318	6,042
United Technologies Corp.	1,545	201,761
Vectrus, Inc.(1)	206	10,730
		2,688,322
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	1,411	25,257
Atlas Air Worldwide Holdings, Inc.(1)	539	14,402
CH Robinson Worldwide, Inc.	1,427	98,320
Echo Global Logistics, Inc.(1)	234	4,317
Expeditors International of Washington, Inc.	2,204	155,206
FedEx Corp.	2,204	311,139
Forward Air Corp.	539	31,807
5

	Shares	Value
Hub Group, Inc., Class A(1)	821	$37,955
United Parcel Service, Inc., Class B	5,266	476,520
XPO Logistics, Inc.(1)	428	31,659
		1,186,582
Airlines — 0.8%
Alaska Air Group, Inc.	2,441	123,173
Allegiant Travel Co.	400	54,216
American Airlines Group, Inc.	872	16,612
Delta Air Lines, Inc.	7,447	343,530
Hawaiian Holdings, Inc.	1,316	27,478
JetBlue Airways Corp.(1)	6,739	106,341
Mesa Air Group, Inc.(1)	506	2,920
SkyWest, Inc.	1,205	54,707
Southwest Airlines Co.	6,739	311,274
Spirit Airlines, Inc.(1)	1,715	48,792
United Airlines Holdings, Inc.(1)	3,536	217,782
		1,306,825
Auto Components — 0.7%
Adient plc(1)	872	20,867
American Axle & Manufacturing Holdings, Inc.(1)	3,105	19,655
Aptiv plc	2,870	224,176
Autoliv, Inc.	1,961	130,858
BorgWarner, Inc.	4,422	139,735
Cooper Tire & Rubber Co.	1,218	31,047
Cooper-Standard Holdings, Inc.(1)	293	5,063
Dana, Inc.	3,165	45,513
Delphi Technologies plc(1)	1,316	18,582
Fox Factory Holding Corp.(1)	206	13,060
Gentex Corp.	6,295	168,076
Gentherm, Inc.(1)	761	31,034
Goodyear Tire & Rubber Co. (The)	5,144	49,820
LCI Industries	586	56,578
Lear Corp.	1,341	149,119
Modine Manufacturing Co.(1)	1,316	9,817
Motorcar Parts of America, Inc.(1)	129	2,159
Standard Motor Products, Inc.	206	9,064
Stoneridge, Inc.(1)	539	11,912
Tenneco, Inc., Class A	1,790	16,414
Veoneer, Inc.(1)(2)	872	10,734
Visteon Corp.(1)	428	27,837
XPEL, Inc.(1)	283	3,654
		1,194,774
Automobiles — 0.8%
Ford Motor Co.	51,930	361,433
General Motors Co.	14,255	434,777
Harley-Davidson, Inc.	3,736	113,836
Tesla, Inc.(1)	539	360,047

6

	Shares	Value
Thor Industries, Inc.	430	$32,426
Winnebago Industries, Inc.	858	44,522
		1,347,041
Banks — 6.6%
1st Source Corp.	206	8,662
Allegiance Bancshares, Inc.	317	10,515
Amalgamated Bank, Class A	265	4,243
Amerant Bancorp, Inc.(1)	650	11,999
American National Bankshares, Inc.	125	3,861
Ameris Bancorp	808	27,617
Arrow Financial Corp.	211	6,682
Associated Banc-Corp.	1,839	31,134
Atlantic Capital Bancshares, Inc.(1)	351	6,364
Atlantic Union Bankshares Corp.	872	25,933
Banc of California, Inc.	872	13,368
BancFirst Corp.	297	15,236
Bancorp, Inc. (The)(1)	1,674	20,373
BancorpSouth Bank	1,087	26,599
Bank First Corp.	86	5,091
Bank of America Corp.	38,726	1,103,691
Bank of Commerce Holdings	304	3,178
Bank of Hawaii Corp.	743	55,294
Bank of Marin Bancorp	206	7,855
Bank OZK	1,999	50,755
BankUnited, Inc.	1,536	45,619
Banner Corp.	489	22,318
Bar Harbor Bankshares	194	3,961
Baycom Corp.(1)	168	3,580
BCB Bancorp, Inc.	298	3,379
Berkshire Hills Bancorp, Inc.	648	15,818
BOK Financial Corp.	317	22,951
Boston Private Financial Holdings, Inc.	1,649	16,086
Bridge Bancorp, Inc.	428	11,779
Brookline Bancorp, Inc.	1,094	15,174
Bryn Mawr Bank Corp.	317	10,537
Business First Bancshares, Inc.	177	4,260
Byline Bancorp, Inc.	361	6,318
Cadence BanCorp	1,116	15,758
Camden National Corp.	206	8,448
Capital City Bank Group, Inc.	165	4,397
Carolina Financial Corp.	317	10,271
Cathay General Bancorp.	1,094	33,673
CBTX, Inc.	169	4,217
CenterState Bank Corp.	1,324	26,785
Central Pacific Financial Corp.	571	13,658
Central Valley Community Bancorp	196	3,371
CIT Group, Inc.	1,316	52,258

7

	Shares	Value
Citigroup, Inc.	14,340	$910,016
Citizens & Northern Corp.	176	3,993
Citizens Financial Group, Inc.	4,519	143,207
City Holding Co.	206	14,404
Civista Bancshares, Inc.	202	3,866
CNB Financial Corp.	324	8,123
Codorus Valley Bancorp, Inc.	173	3,564
Columbia Banking System, Inc.	761	25,265
Comerica, Inc.	1,538	80,960
Commerce Bancshares, Inc.	1,273	77,704
Community Bank System, Inc.	502	30,527
Community Bankers Trust Corp.	437	3,570
Community Trust Bancorp, Inc.	206	7,968
ConnectOne Bancorp, Inc.	539	11,324
Cullen/Frost Bankers, Inc.	428	33,551
Customers Bancorp, Inc.(1)	650	13,189
CVB Financial Corp.	1,427	26,457
Dime Community Bancshares, Inc.	60	1,007
Eagle Bancorp, Inc.	317	11,862
East West Bancorp, Inc.	2,691	104,249
Enterprise Financial Services Corp.	317	12,132
Equity Bancshares, Inc., Class A(1)	234	6,126
F.N.B. Corp.	3,964	39,997
Farmers & Merchants Bancorp, Inc.	67	1,782
Farmers National Banc Corp.	393	5,907
FB Financial Corp.	317	10,325
Fifth Third Bancorp	6,744	164,554
Financial Institutions, Inc.	428	11,517
First BanCorp	1,982	15,737
First Bancorp/Southern Pines NC	419	13,450
First Bancshares, Inc. (The)	317	9,459
First Busey Corp.	720	15,890
First Business Financial Services, Inc.	146	3,504
First Choice Bancorp	186	4,213
First Citizens BancShares, Inc., Class A	79	35,811
First Commonwealth Financial Corp.	1,316	15,529
First Community Bankshares, Inc.	325	8,502
First Financial Bancorp	1,094	22,536
First Financial Bankshares, Inc.	1,316	37,822
First Financial Corp.	206	8,230
First Foundation, Inc.	872	12,622
First Hawaiian, Inc.	1,649	39,494
First Horizon National Corp.	3,964	52,840
First Internet Bancorp	147	3,571
First Interstate BancSystem, Inc., Class A	428	14,578
First Merchants Corp.	592	20,708
First Mid Bancshares, Inc.	317	8,930

8

	Shares	Value
First Midwest Bancorp, Inc.	1,211	$21,980
First of Long Island Corp. (The)	539	11,163
First Republic Bank	983	98,860
Flushing Financial Corp.	548	9,949
Franklin Financial Network, Inc.	191	6,397
Fulton Financial Corp.	2,204	31,848
German American Bancorp, Inc.	317	9,462
Glacier Bancorp, Inc.	983	36,656
Great Southern Bancorp, Inc.	265	13,597
Great Western Bancorp, Inc.	741	19,911
Guaranty Bancshares, Inc.	130	3,589
Hancock Whitney Corp.	872	29,212
Hanmi Financial Corp.	650	10,140
Heartland Financial USA, Inc.	497	21,296
Heritage Commerce Corp.	1,094	11,224
Heritage Financial Corp.	428	9,925
Hilltop Holdings, Inc.	1,205	25,100
Home BancShares, Inc.	1,982	33,218
HomeTrust Bancshares, Inc.	435	10,336
Hope Bancorp, Inc.	1,760	21,490
Horizon Bancorp, Inc.	761	11,430
Howard Bancorp, Inc.(1)	236	3,717
Huntington Bancshares, Inc.	16,237	199,228
IBERIABANK Corp.	650	39,123
Independent Bank Corp. (Massachusetts)	284	19,179
Independent Bank Corp. (Michigan)	547	10,705
Independent Bank Group, Inc.	317	14,674
International Bancshares Corp.	1,033	35,225
Investar Holding Corp.	140	2,990
Investors Bancorp, Inc.	2,870	30,250
JPMorgan Chase & Co.	16,613	1,928,935
KeyCorp	14,708	240,476
Lakeland Bancorp, Inc.	872	12,561
Lakeland Financial Corp.	439	17,942
Live Oak Bancshares, Inc.	650	9,991
M&T Bank Corp.	872	122,411
Macatawa Bank Corp.	1,214	11,703
MainStreet Bancshares, Inc.(1)	72	1,460
Mercantile Bank Corp.	317	9,095
Metropolitan Bank Holding Corp.(1)	82	3,506
Midland States Bancorp, Inc.	428	10,195
MidWestOne Financial Group, Inc.	429	12,325
MVB Financial Corp.	299	5,274
National Bank Holdings Corp., Class A	373	11,410
NBT Bancorp, Inc.	510	17,182
Nicolet Bankshares, Inc.(1)	95	6,313
Northeast Bank	198	3,524

9

	Shares	Value
Northrim BanCorp, Inc.	126	$4,404
OFG Bancorp	1,304	21,829
Old National Bancorp	1,982	31,236
Old Second Bancorp, Inc.	987	10,502
Opus Bank	539	12,758
Origin Bancorp, Inc.	317	9,586
Orrstown Financial Services, Inc.	185	3,293
Pacific Premier Bancorp, Inc.	811	20,948
PacWest Bancorp	1,279	40,468
Park National Corp.	147	12,836
Parke Bancorp, Inc.	260	4,801
PCB Bancorp.	203	2,714
Peapack Gladstone Financial Corp.	428	11,749
People's United Financial, Inc.	3,841	53,736
People's Utah Bancorp	428	10,259
Peoples Bancorp, Inc.	317	9,050
Pinnacle Financial Partners, Inc.	650	34,216
PNC Financial Services Group, Inc. (The)	2,749	347,474
Popular, Inc.	1,649	79,119
Preferred Bank	352	17,998
Premier Financial Bancorp, Inc.	186	3,097
Prosperity Bancshares, Inc.	774	50,000
QCR Holdings, Inc.	317	12,065
RBB Bancorp	320	5,398
Regions Financial Corp.	9,831	132,915
Reliant Bancorp, Inc.	129	2,561
Renasant Corp.	690	19,548
Republic Bancorp, Inc., Class A	228	8,149
S&T Bancorp, Inc.	474	15,580
Sandy Spring Bancorp, Inc.	516	15,872
Seacoast Banking Corp. of Florida(1)	428	10,657
ServisFirst Bancshares, Inc.	948	32,753
Sierra Bancorp	428	10,195
Signature Bank	887	110,964
Simmons First National Corp., Class A	1,279	27,345
SmartFinancial, Inc.	190	3,608
South Plains Financial, Inc.	237	4,747
South State Corp.	368	25,068
Southern First Bancshares, Inc.(1)	318	12,122
Southern National Bancorp of Virginia, Inc.	364	5,165
Southside Bancshares, Inc.	317	10,214
Spirit of Texas Bancshares, Inc.(1)	159	2,932
Sterling Bancorp	2,592	42,975
Stock Yards Bancorp, Inc.	317	11,076
Summit Financial Group, Inc.	234	5,129
SVB Financial Group(1)	428	89,092
Synovus Financial Corp.	2,426	70,403

10

	Shares	Value
TCF Financial Corp.	983	$35,821
Texas Capital Bancshares, Inc.(1)	983	46,280
Tompkins Financial Corp.	182	14,465
Towne Bank	761	17,549
TriCo Bancshares	317	10,721
TriState Capital Holdings, Inc.(1)	546	10,849
Triumph Bancorp, Inc.(1)	317	10,737
Truist Financial Corp.	8,370	386,192
Trustmark Corp.	761	20,471
U.S. Bancorp	9,057	420,607
UMB Financial Corp.	610	35,472
Umpqua Holdings Corp.	2,803	43,138
United Bankshares, Inc.	872	25,183
United Community Banks, Inc.	1,094	27,098
United Security Bancshares	344	2,979
Univest Financial Corp.	428	10,015
Valley National Bancorp	5,421	50,415
Veritex Holdings, Inc.	539	12,974
Washington Trust Bancorp, Inc.	297	12,747
Webster Financial Corp.	980	37,211
Wells Fargo & Co.	22,766	929,991
WesBanco, Inc.	885	27,090
West Bancorporation, Inc.	545	11,145
Westamerica Bancorporation	317	18,329
Western Alliance Bancorp	1,811	83,378
Wintrust Financial Corp.	650	34,717
Zions Bancorp N.A.	3,086	123,286
		11,067,281
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A(1)	130	48,203
Brown-Forman Corp., Class A	324	19,016
Brown-Forman Corp., Class B	2,808	172,439
Coca-Cola Co. (The)	8,615	460,816
Coca-Cola Consolidated, Inc.	95	18,656
Constellation Brands, Inc., Class A	1,094	188,584
Keurig Dr Pepper, Inc.	872	24,311
MGP Ingredients, Inc.(2)	117	3,365
Molson Coors Beverage Co., Class B	1,395	69,206
Monster Beverage Corp.(1)	2,537	158,334
National Beverage Corp.(1)(2)	206	8,712
New Age Beverages Corp.(1)	1,060	2,141
PepsiCo, Inc.	6,406	845,784
		2,019,567
Biotechnology — 2.4%
AbbVie, Inc.	2,432	208,447
ACADIA Pharmaceuticals, Inc.(1)	428	18,293
ADMA Biologics, Inc.(1)	40	117

11

	Shares	Value
Agenus, Inc.(1)	3,432	$8,683
Agios Pharmaceuticals, Inc.(1)	155	7,359
Aimmune Therapeutics, Inc.(1)(2)	253	6,024
Akebia Therapeutics, Inc.(1)	740	6,564
Alexion Pharmaceuticals, Inc.(1)	985	92,620
Alkermes plc(1)	650	13,546
Allogene Therapeutics, Inc.(1)(2)	12	324
Alnylam Pharmaceuticals, Inc.(1)	543	63,889
Amgen, Inc.	3,064	611,973
Anika Therapeutics, Inc.(1)	206	8,603
Ardelyx, Inc.(1)	516	3,571
Arena Pharmaceuticals, Inc.(1)	1,538	68,595
Arrowhead Pharmaceuticals, Inc.(1)	2,648	93,633
Assembly Biosciences, Inc.(1)	138	2,501
Atara Biotherapeutics, Inc.(1)	182	2,211
Atreca, Inc., Class A(1)	148	3,499
Avid Bioservices, Inc.(1)	1,340	8,442
Avrobio, Inc.(1)	650	12,545
Beyondspring, Inc.(1)	15	238
Biogen, Inc.(1)	1,987	612,771
BioMarin Pharmaceutical, Inc.(1)	539	48,709
BioSpecifics Technologies Corp.(1)	54	2,980
Bluebird Bio, Inc.(1)	95	6,871
Blueprint Medicines Corp.(1)	6	325
Coherus Biosciences, Inc.(1)	489	9,462
Cyclerion Therapeutics, Inc.(1)	6	26
Cytokinetics, Inc.(1)	1,212	16,895
Deciphera Pharmaceuticals, Inc.(1)	317	16,877
Eagle Pharmaceuticals, Inc.(1)	317	14,550
Editas Medicine, Inc.(1)	539	11,955
Eiger BioPharmaceuticals, Inc.(1)	191	1,813
Emergent BioSolutions, Inc.(1)	478	28,049
Enanta Pharmaceuticals, Inc.(1)	133	6,767
Exact Sciences Corp.(1)	470	38,046
Exelixis, Inc.(1)	4,186	77,818
FibroGen, Inc.(1)	317	13,251
G1 Therapeutics, Inc.(1)	293	5,256
Gilead Sciences, Inc.	11,059	767,052
Gossamer Bio, Inc.(1)	850	11,160
Halozyme Therapeutics, Inc.(1)	761	14,893
Harpoon Therapeutics, Inc.(1)	163	2,500
Heron Therapeutics, Inc.(1)	283	5,278
ImmunoGen, Inc.(1)	3,744	16,661
Incyte Corp.(1)	872	65,758
Intellia Therapeutics, Inc.(1)(2)	172	2,296
Ionis Pharmaceuticals, Inc.(1)	428	21,734
Ironwood Pharmaceuticals, Inc.(1)	387	4,659

12

	Shares	Value
Kadmon Holdings, Inc.(1)	1,285	$5,962
Karyopharm Therapeutics, Inc.(1)	1,501	24,526
Kura Oncology, Inc.(1)	549	6,626
Ligand Pharmaceuticals, Inc.(1)(2)	95	8,892
MacroGenics, Inc.(1)	208	1,824
Mirati Therapeutics, Inc.(1)	95	8,502
Mirum Pharmaceuticals, Inc.(1)(2)	318	5,266
Moderna, Inc.(1)	761	19,733
Momenta Pharmaceuticals, Inc.(1)	539	15,248
Myriad Genetics, Inc.(1)	428	7,541
Neurocrine Biosciences, Inc.(1)	317	30,020
OPKO Health, Inc.(1)(2)	2,915	4,372
PDL BioPharma, Inc.(1)	866	2,944
Pfenex, Inc.(1)	293	3,399
Protagonist Therapeutics, Inc.(1)	3	23
Prothena Corp. plc(1)	298	3,177
Radius Health, Inc.(1)	428	9,014
Regeneron Pharmaceuticals, Inc.(1)	536	238,289
REGENXBIO, Inc.(1)	134	5,360
Retrophin, Inc.(1)	171	2,650
Sage Therapeutics, Inc.(1)	1	47
Sangamo Therapeutics, Inc.(1)	1,205	10,279
Sarepta Therapeutics, Inc.(1)	95	10,875
Seattle Genetics, Inc.(1)	317	36,094
Solid Biosciences, Inc.(1)(2)	3	10
Spectrum Pharmaceuticals, Inc.(1)	195	558
Syndax Pharmaceuticals, Inc.(1)	1,323	12,449
TCR2 Therapeutics, Inc.(1)	127	1,509
Turning Point Therapeutics, Inc.(1)	348	17,250
United Therapeutics Corp.(1)	809	83,295
Vanda Pharmaceuticals, Inc.(1)	351	3,872
Veracyte, Inc.(1)	428	10,567
Vericel Corp.(1)	545	8,415
Vertex Pharmaceuticals, Inc.(1)	1,316	294,823
Viking Therapeutics, Inc.(1)(2)	356	2,108
Voyager Therapeutics, Inc.(1)	761	8,295
Xencor, Inc.(1)	428	13,906
		3,983,809
Building Products — 0.8%
AAON, Inc.	419	23,049
Advanced Drainage Systems, Inc.	1,205	50,441
Allegion plc	872	100,271
AO Smith Corp.	1,205	47,658
Apogee Enterprises, Inc.	650	19,624
Armstrong Flooring, Inc.(1)	185	488
Armstrong World Industries, Inc.	1,205	120,681
Builders FirstSource, Inc.(1)	2,196	49,871

13

	Shares	Value
CSW Industrials, Inc.	206	$13,563
Fortune Brands Home & Security, Inc.	539	33,283
Gibraltar Industries, Inc.(1)	507	25,690
Insteel Industries, Inc.	417	8,294
JELD-WEN Holding, Inc.(1)	1,427	26,828
Johnson Controls International plc	4,186	153,082
Lennox International, Inc.	95	21,672
Masco Corp.	1,039	42,931
Masonite International Corp.(1)	704	51,744
Owens Corning	2,315	130,774
Patrick Industries, Inc.	494	26,098
PGT Innovations, Inc.(1)	1,205	18,280
Quanex Building Products Corp.	773	12,986
Simpson Manufacturing Co., Inc.	997	79,192
Trane Technologies plc	873	112,652
Trex Co., Inc.(1)	1,427	136,493
Universal Forest Products, Inc.	1,538	72,071
		1,377,716
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	206	15,495
Ameriprise Financial, Inc.	2,093	295,741
Ares Management Corp., Class A	539	18,644
Artisan Partners Asset Management, Inc., Class A	1,370	39,155
Assetmark Financial Holdings, Inc.(1)	84	2,225
B. Riley Financial, Inc.	626	14,811
Bank of New York Mellon Corp. (The)	5,663	225,954
BGC Partners, Inc., Class A	2,981	13,891
BlackRock, Inc.	541	250,488
Cboe Global Markets, Inc.	539	61,446
Charles Schwab Corp. (The)	6,850	279,138
CME Group, Inc.	1,764	350,719
Cohen & Steers, Inc.	539	33,768
Cowen, Inc., Class A	878	13,144
Diamond Hill Investment Group, Inc.	95	12,039
E*TRADE Financial Corp.	2,759	126,307
Eaton Vance Corp.	1,982	81,777
Evercore, Inc., Class A	604	40,239
FactSet Research Systems, Inc.	317	84,319
Federated Hermes, Inc.	650	18,753
Franklin Resources, Inc.	1,649	35,882
Goldman Sachs Group, Inc. (The)	2,660	534,048
Hamilton Lane, Inc., Class A	399	24,794
Houlihan Lokey, Inc.	317	16,237
Interactive Brokers Group, Inc., Class A	206	10,527
Intercontinental Exchange, Inc.	2,318	206,812
INTL FCStone, Inc.(1)	317	14,439
Invesco Ltd.	2,537	36,533

14

	Shares	Value
Janus Henderson Group plc	2,850	$60,420
KKR & Co., Inc., Class A	3,314	94,780
Lazard Ltd., Class A	2,426	86,899
Legg Mason, Inc.	1,094	54,503
LPL Financial Holdings, Inc.	761	60,484
MarketAxess Holdings, Inc.	206	66,812
Moelis & Co., Class A	748	23,906
Moody's Corp.	1,316	315,880
Morgan Stanley	10,836	487,945
Morningstar, Inc.	206	30,261
MSCI, Inc.	270	79,769
Nasdaq, Inc.	319	32,713
Northern Trust Corp.	2,437	213,871
Oppenheimer Holdings, Inc., Class A	169	4,010
Piper Sandler Cos.	284	19,903
Pzena Investment Management, Inc., Class A	317	2,070
Raymond James Financial, Inc.	1,982	165,755
S&P Global, Inc.	1,639	435,827
Safeguard Scientifics, Inc.	195	1,722
SEI Investments Co.	1,760	96,290
State Street Corp.	1,649	112,313
Stifel Financial Corp.	1,205	65,600
T. Rowe Price Group, Inc.	3,092	364,887
TD Ameritrade Holding Corp.	1,616	68,244
Victory Capital Holdings, Inc., Class A	242	4,784
Virtu Financial, Inc., Class A	161	3,028
Virtus Investment Partners, Inc.	141	15,566
Waddell & Reed Financial, Inc., Class A	1,427	19,636
WisdomTree Investments, Inc.	688	2,793
		5,847,996
Chemicals — 2.3%
AdvanSix, Inc.(1)	488	7,091
Air Products & Chemicals, Inc.	1,427	313,383
Albemarle Corp.	1,271	104,031
Ashland Global Holdings, Inc.	936	66,961
Axalta Coating Systems Ltd.(1)	2,286	56,967
Balchem Corp.	184	17,381
Cabot Corp.	1,234	46,127
Celanese Corp.	1,982	185,793
CF Industries Holdings, Inc.	1,538	56,691
Chase Corp.	95	8,435
Chemours Co. (The)	4,847	72,026
Corteva, Inc.	9,276	252,307
Dow, Inc.	5,982	241,733
DuPont de Nemours, Inc.	5,272	226,169
Eastman Chemical Co.	872	53,637
Ecolab, Inc.	989	178,465

15

	Shares	Value
Element Solutions, Inc.(1)	1,316	$13,673
Ferro Corp.(1)	2,636	30,630
Flotek Industries, Inc.(1)	762	1,204
FMC Corp.	1,205	112,186
FutureFuel Corp.	209	2,126
GCP Applied Technologies, Inc.(1)	820	15,965
H.B. Fuller Co.	206	8,081
Hawkins, Inc.	317	11,333
Huntsman Corp.	983	18,618
Ingevity Corp.(1)	260	11,710
Innospec, Inc.	512	44,309
International Flavors & Fragrances, Inc.(2)	206	24,675
Intrepid Potash, Inc.(1)	2,205	3,903
Koppers Holdings, Inc.(1)	428	9,356
Kronos Worldwide, Inc.	244	2,438
Linde plc	2,211	422,323
Livent Corp.(1)	3,914	34,952
LyondellBasell Industries NV, Class A	3,595	256,899
Minerals Technologies, Inc.	493	22,121
Mosaic Co. (The)	4,276	72,820
NewMarket Corp.	198	76,941
Olin Corp.	3,447	55,807
Orion Engineered Carbons SA	1,951	27,724
PolyOne Corp.	913	22,606
PPG Industries, Inc.	1,316	137,456
PQ Group Holdings, Inc.(1)	343	4,552
Quaker Chemical Corp.	69	10,872
Rayonier Advanced Materials, Inc.	961	2,354
RPM International, Inc.	656	42,056
Scotts Miracle-Gro Co. (The)	650	68,894
Sensient Technologies Corp.	600	29,508
Sherwin-Williams Co. (The)	433	223,753
Stepan Co.	394	34,605
Trecora Resources(1)	63	356
Tredegar Corp.	852	14,535
Trinseo SA	1,067	23,346
Tronox Holdings plc, Class A	2,613	19,179
Valvoline, Inc.	872	17,004
Westlake Chemical Corp.	620	34,639
WR Grace & Co.	1,031	58,313
		3,911,019
Commercial Services and Supplies — 0.9%
ABM Industries, Inc.	319	10,502
ACCO Brands Corp.	542	4,341
ADT, Inc.(2)	714	4,563
Brady Corp., Class A	512	24,238
Brink's Co. (The)	607	47,522

16

	Shares	Value
Casella Waste Systems, Inc., Class A(1)	761	$36,870
Cimpress plc(1)(2)	255	29,685
Cintas Corp.	428	114,165
Clean Harbors, Inc.(1)	983	68,338
Copart, Inc.(1)	2,204	186,194
Covanta Holding Corp.	1,204	16,085
Deluxe Corp.	206	6,860
Ennis, Inc.	650	13,065
Harsco Corp.(1)	650	7,794
Healthcare Services Group, Inc.	539	14,844
Heritage-Crystal Clean, Inc.(1)	149	3,923
Herman Miller, Inc.	1,710	58,550
HNI Corp.	888	29,153
IAA, Inc.(1)	535	22,855
Interface, Inc.	983	14,342
KAR Auction Services, Inc.(2)	1,538	29,607
Kimball International, Inc., Class B	1,164	18,834
Knoll, Inc.	830	14,641
McGrath RentCorp	692	48,059
Mobile Mini, Inc.	317	12,360
MSA Safety, Inc.	206	25,064
PICO Holdings, Inc.(1)	252	2,392
Pitney Bowes, Inc.	1,165	3,984
Quad/Graphics, Inc.	653	3,134
Republic Services, Inc.	428	38,631
Rollins, Inc.	650	24,336
SP Plus Corp.(1)	229	8,361
Steelcase, Inc., Class A	2,091	33,916
Stericycle, Inc.(1)	86	4,939
Team, Inc.(1)	650	8,275
Tetra Tech, Inc.	317	25,636
UniFirst Corp.	188	34,932
US Ecology, Inc.	206	8,664
Viad Corp.	187	9,387
VSE Corp.	116	3,416
Waste Connections, Inc.	1,094	105,560
Waste Management, Inc.	2,981	330,325
		1,508,342
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	95	18,346
Ciena Corp.(1)	1,538	59,136
Cisco Systems, Inc.	12,369	493,894
Comtech Telecommunications Corp.	428	11,992
EchoStar Corp., Class A(1)	761	26,574
Extreme Networks, Inc.(1)	1,760	8,853
F5 Networks, Inc.(1)	428	51,339
Infinera Corp.(1)	2,537	17,252

17

	Shares	Value
InterDigital, Inc.	206	$10,895
Juniper Networks, Inc.	1,538	32,636
Lumentum Holdings, Inc.(1)	1,393	108,403
Motorola Solutions, Inc.	545	90,296
NETGEAR, Inc.(1)	602	11,360
NetScout Systems, Inc.(1)	540	13,878
Ubiquiti, Inc.(2)	95	12,888
ViaSat, Inc.(1)	428	24,610
Viavi Solutions, Inc.(1)	1,982	26,143
		1,018,495
Construction and Engineering — 0.3%
AECOM(1)	317	14,246
Aegion Corp.(1)	650	11,706
Ameresco, Inc., Class A(1)	278	6,266
Arcosa, Inc.	539	23,155
Argan, Inc.	72	3,005
Comfort Systems USA, Inc.	317	13,384
Construction Partners, Inc., Class A(1)	344	5,851
Dycom Industries, Inc.(1)	526	15,549
EMCOR Group, Inc.	537	41,306
Fluor Corp.	650	6,058
Great Lakes Dredge & Dock Corp.(1)	1,871	18,149
IES Holdings, Inc.(1)	131	3,054
Jacobs Engineering Group, Inc.	542	50,048
MasTec, Inc.(1)	1,538	75,485
MYR Group, Inc.(1)	317	8,087
Northwest Pipe Co.(1)	155	4,890
Orion Group Holdings, Inc.(1)	497	1,953
Primoris Services Corp.	872	16,551
Quanta Services, Inc.	943	35,957
Sterling Construction Co., Inc.(1)	878	11,993
Tutor Perini Corp.(1)	346	5,017
Valmont Industries, Inc.	500	58,110
WillScot Corp.(1)	761	13,348
		443,168
Construction Materials — 0.2%
Eagle Materials, Inc.	934	73,721
Martin Marietta Materials, Inc.	507	115,358
Summit Materials, Inc., Class A(1)	539	10,532
US Concrete, Inc.(1)	250	6,710
Vulcan Materials Co.	983	118,215
		324,536
Consumer Finance — 1.4%
Ally Financial, Inc.	7,183	180,078
American Express Co.	5,185	569,987
Capital One Financial Corp.	4,963	438,034
Credit Acceptance Corp.(1)	189	76,205

18

	Shares	Value
Discover Financial Services	4,408	$289,077
Elevate Credit, Inc.(1)	841	2,775
Encore Capital Group, Inc.(1)	317	11,780
Enova International, Inc.(1)	539	10,360
FirstCash, Inc.	206	15,846
Green Dot Corp., Class A(1)	539	18,412
LendingClub Corp.(1)	872	9,601
LendingTree, Inc.(1)	4	1,103
Navient Corp.	5,390	60,530
Nelnet, Inc., Class A	512	27,187
OneMain Holdings, Inc.	2,056	75,558
PRA Group, Inc.(1)	539	20,924
Regional Management Corp.(1)	430	11,029
Santander Consumer USA Holdings, Inc.	2,635	64,294
SLM Corp.	10,103	104,768
Synchrony Financial	9,734	283,259
World Acceptance Corp.(1)	95	7,419
		2,278,226
Containers and Packaging — 0.7%
Amcor Plc	3,853	35,910
AptarGroup, Inc.	691	69,839
Ardagh Group SA	68	1,192
Avery Dennison Corp.	1,039	118,955
Ball Corp.	1,427	100,547
Berry Global Group, Inc.(1)	1,519	57,661
Crown Holdings, Inc.(1)	1,094	77,127
Graphic Packaging Holding Co.	2,981	40,303
Greif, Inc., Class A	33	1,166
International Paper Co.	5,947	219,801
O-I Glass, Inc.	1,316	14,213
Packaging Corp. of America	1,760	159,491
Sealed Air Corp.	428	12,973
Silgan Holdings, Inc.	591	16,920
Sonoco Products Co.	1,238	59,684
UFP Technologies, Inc.(1)	85	4,193
WestRock Co.	4,486	149,160
		1,139,135
Distributors — 0.2%
Core-Mark Holding Co., Inc.	428	9,848
Funko, Inc., Class A(1)(2)	194	1,573
Genuine Parts Co.	947	82,616
LKQ Corp.(1)	1,316	38,927
Pool Corp.	761	160,541
Weyco Group, Inc.	41	900
		294,405
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	317	9,786

19

	Shares	Value
American Public Education, Inc.(1)	118	$2,627
Bright Horizons Family Solutions, Inc.(1)	229	35,987
Chegg, Inc.(1)	317	12,430
Collectors Universe, Inc.	428	9,846
frontdoor, Inc.(1)	432	18,317
Graham Holdings Co., Class B	30	15,086
Grand Canyon Education, Inc.(1)	190	15,329
H&R Block, Inc.	2,426	50,145
K12, Inc.(1)	368	7,316
Laureate Education, Inc., Class A(1)	983	18,382
OneSpaWorld Holdings Ltd.(2)	761	9,299
Perdoceo Education Corp.(1)	1,806	26,964
Service Corp. International	983	46,978
ServiceMaster Global Holdings, Inc.(1)	269	9,622
Universal Technical Institute, Inc.(1)	404	2,990
WW International, Inc.(1)	317	9,510
		300,614
Diversified Financial Services — 0.9%
Banco Latinoamericano de Comercio Exterior SA, E Shares	650	11,622
Berkshire Hathaway, Inc., Class B(1)	5,103	1,052,953
Cannae Holdings, Inc.(1)	650	24,238
Equitable Holdings, Inc.	5,407	115,710
FGL Holdings	3,901	44,627
Jefferies Financial Group, Inc.	4,408	86,882
Marlin Business Services Corp.	179	3,519
Voya Financial, Inc.	1,668	87,804
		1,427,355
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	30,076	1,059,277
ATN International, Inc.	206	11,103
CenturyLink, Inc.	5,851	70,622
Cogent Communications Holdings, Inc.	206	15,040
GCI Liberty, Inc., Class A(1)	872	60,264
Intelsat SA(1)	4	15
Iridium Communications, Inc.(1)	872	23,605
Verizon Communications, Inc.	29,641	1,605,357
Vonage Holdings Corp.(1)	1,094	9,802
		2,855,085
Electric Utilities — 2.3%
ALLETE, Inc.	650	44,844
Alliant Energy Corp.	2,345	122,221
American Electric Power Co., Inc.	4,388	391,673
Avangrid, Inc.	392	19,479
Duke Energy Corp.	1,873	171,754
Edison International	3,631	243,967
Entergy Corp.	2,648	309,578
Evergy, Inc.	2,335	152,592

20

	Shares	Value
Eversource Energy	1,427	$123,379
Exelon Corp.	9,040	389,714
FirstEnergy Corp.	4,014	178,744
Hawaiian Electric Industries, Inc.	1,959	83,924
IDACORP, Inc.	605	58,467
MGE Energy, Inc.	206	14,696
NextEra Energy, Inc.	1,157	292,443
NRG Energy, Inc.	765	25,406
OGE Energy Corp.	1,794	68,351
Otter Tail Corp.	317	15,409
Pinnacle West Capital Corp.	1,760	157,502
PNM Resources, Inc.	992	46,703
Portland General Electric Co.	1,768	96,197
PPL Corp.	5,558	166,796
Southern Co. (The)	5,697	343,871
Spark Energy, Inc., Class A(2)	129	1,104
Xcel Energy, Inc.	5,970	372,050
		3,890,864
Electrical Equipment — 0.5%
Acuity Brands, Inc.	377	38,778
Allied Motion Technologies, Inc.	68	2,621
AMETEK, Inc.	983	84,538
Atkore International Group, Inc.(1)	1,094	40,380
AZZ, Inc.	317	11,694
Eaton Corp. plc	2,093	189,877
Emerson Electric Co.	2,254	144,504
Encore Wire Corp.	317	15,523
Generac Holdings, Inc.(1)	317	32,648
GrafTech International Ltd.	82	669
Hubbell, Inc.	317	42,237
LSI Industries, Inc.	509	3,380
nVent Electric plc	539	12,941
Plug Power, Inc.(1)(2)	4,408	19,131
Powell Industries, Inc.	122	4,078
Regal Beloit Corp.	637	49,457
Rockwell Automation, Inc.	650	119,275
Sensata Technologies Holding plc(1)	637	25,990
Sunrun, Inc.(1)	2,426	46,919
Thermon Group Holdings, Inc.(1)	176	3,092
TPI Composites, Inc.(1)	650	15,431
		903,163
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	872	79,945
Arrow Electronics, Inc.(1)	1,094	73,364
Avnet, Inc.	1,982	60,808
Badger Meter, Inc.	428	25,770
Benchmark Electronics, Inc.	983	26,718

21

	Shares	Value
CDW Corp.	1,205	$137,635
Cognex Corp.	872	38,839
Coherent, Inc.(1)	428	55,088
Corning, Inc.	5,407	129,011
CTS Corp.	428	11,158
Dolby Laboratories, Inc., Class A	650	42,705
ePlus, Inc.(1)	210	15,910
Fabrinet(1)	317	17,473
FARO Technologies, Inc.(1)	206	11,791
Flex Ltd.(1)	11,147	123,843
FLIR Systems, Inc.	872	37,034
II-VI, Inc.(1)(2)	650	19,298
Insight Enterprises, Inc.(1)	206	11,349
IPG Photonics Corp.(1)	118	15,061
Itron, Inc.(1)	95	7,205
Jabil, Inc.	3,425	109,771
Keysight Technologies, Inc.(1)	1,316	124,704
Knowles Corp.(1)	650	10,803
Littelfuse, Inc.	95	15,170
Methode Electronics, Inc.	428	13,122
National Instruments Corp.	1,205	48,537
Novanta, Inc.(1)	95	8,475
OSI Systems, Inc.(1)	206	16,742
Plexus Corp.(1)	206	13,668
Rogers Corp.(1)	95	11,020
Sanmina Corp.(1)	1,760	46,270
SYNNEX Corp.	206	25,756
TE Connectivity Ltd.	2,648	219,440
Trimble, Inc.(1)	428	16,897
TTM Technologies, Inc.(1)	1,982	25,746
Vishay Intertechnology, Inc.	1,871	34,988
Zebra Technologies Corp., Class A(1)	206	43,460
		1,724,574
Energy Equipment and Services — 0.6%
Apergy Corp.(1)	428	7,961
Archrock, Inc.	3,809	26,853
Aspen Aerogels, Inc.(1)	287	2,282
Baker Hughes Co.	539	8,672
Cactus, Inc., Class A	1,169	31,925
Core Laboratories NV	206	5,529
DMC Global, Inc.	317	11,431
Dril-Quip, Inc.(1)	489	17,418
Era Group, Inc.(1)	323	3,165
Exterran Corp.(1)	991	5,054
Frank's International NV(1)	634	2,485
Geospace Technologies Corp.(1)	184	2,269
Halliburton Co.	15,140	256,774

22

	Shares	Value
Helix Energy Solutions Group, Inc.(1)	1,649	$11,065
Helmerich & Payne, Inc.	1,870	68,984
Liberty Oilfield Services, Inc., Class A	749	5,011
Matrix Service Co.(1)	761	9,193
Nabors Industries Ltd.	5,740	10,102
National Energy Services Reunited Corp.(1)	167	1,388
National Oilwell Varco, Inc.	6,554	122,625
Newpark Resources, Inc.(1)	1,760	6,178
NexTier Oilfield Solutions, Inc.(1)	2,777	12,941
Oceaneering International, Inc.(1)	2,365	24,927
Oil States International, Inc.(1)	983	7,776
Patterson-UTI Energy, Inc.	4,762	27,286
ProPetro Holding Corp.(1)	1,427	12,501
RPC, Inc.(2)	759	2,611
Schlumberger Ltd.	4,567	123,720
SEACOR Holdings, Inc.(1)	206	7,684
SEACOR Marine Holdings, Inc.(1)	251	1,995
Select Energy Services, Inc., Class A(1)	666	4,329
Solaris Oilfield Infrastructure, Inc., Class A	983	10,420
TechnipFMC plc	2,315	34,355
TETRA Technologies, Inc.(1)	2,135	2,690
Tidewater, Inc.(1)	267	3,709
Transocean Ltd.(1)	5,494	18,405
US Silica Holdings, Inc.(2)	469	2,153
Valaris plc(1)(2)	1,982	7,314
		921,180
Entertainment — 1.1%
Activision Blizzard, Inc.	2,759	160,381
Cinemark Holdings, Inc.	872	22,637
Electronic Arts, Inc.(1)	1,760	178,411
IMAX Corp.(1)	761	11,856
Liberty Media Corp.-Liberty Braves, Class C(1)	428	11,120
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,205	47,067
Live Nation Entertainment, Inc.(1)	650	39,501
Madison Square Garden Co. (The), Class A(1)	95	25,443
Marcus Corp. (The)	317	8,470
Netflix, Inc.(1)	1,767	652,076
Roku, Inc.(1)	206	23,416
Take-Two Interactive Software, Inc.(1)	1,538	165,304
Walt Disney Co. (The)	3,555	418,246
World Wrestling Entertainment, Inc., Class A(2)	95	4,443
Zynga, Inc., Class A(1)	3,742	25,109
		1,793,480
Food and Staples Retailing — 1.7%
Andersons, Inc. (The)	342	6,283
BJ's Wholesale Club Holdings, Inc.(1)	483	9,303
Casey's General Stores, Inc.	961	156,662

23

	Shares	Value
Costco Wholesale Corp.	2,937	$825,708
HF Foods Group, Inc.(1)	349	6,251
Ingles Markets, Inc., Class A	428	15,310
Kroger Co. (The)	13,871	390,191
Performance Food Group Co.(1)	761	32,266
PriceSmart, Inc.	387	21,552
SpartanNash Co.	1,101	13,685
Sprouts Farmers Market, Inc.(1)	2,296	36,690
Sysco Corp.	3,853	256,802
United Natural Foods, Inc.(1)	806	5,215
US Foods Holding Corp.(1)	850	28,594
Village Super Market, Inc., Class A	436	8,960
Walgreens Boots Alliance, Inc.	5,899	269,938
Walmart, Inc.	6,295	677,846
Weis Markets, Inc.	317	11,808
		2,773,064
Food Products — 1.3%
Archer-Daniels-Midland Co.	4,152	156,323
B&G Foods, Inc.(2)	958	14,178
Beyond Meat, Inc.(1)	19	1,703
Bunge Ltd.	3,170	148,831
Cal-Maine Foods, Inc.	206	7,187
Calavo Growers, Inc.	265	19,199
Campbell Soup Co.	1,760	79,411
Conagra Brands, Inc.	983	26,236
Darling Ingredients, Inc.(1)	2,240	57,568
Flowers Foods, Inc.	2,511	54,062
Fresh Del Monte Produce, Inc.	428	11,736
General Mills, Inc.	1,982	97,118
Hain Celestial Group, Inc. (The)(1)	650	15,424
Hershey Co. (The)	1,862	268,109
Hormel Foods Corp.	1,871	77,834
Hostess Brands, Inc.(1)	1,205	15,316
Ingredion, Inc.	845	70,388
J&J Snack Foods Corp.	196	31,521
J.M. Smucker Co. (The)	650	66,943
John B Sanfilippo & Son, Inc.	270	18,951
Kellogg Co.	1,316	79,579
Kraft Heinz Co. (The)	1,982	49,094
Lamb Weston Holdings, Inc.	2,075	180,297
Lancaster Colony Corp.	206	29,757
Landec Corp.(1)	287	2,945
Limoneira Co.	86	1,436
McCormick & Co., Inc.	324	47,366
Mondelez International, Inc., Class A	5,185	273,768
Pilgrim's Pride Corp.(1)	983	20,800
Post Holdings, Inc.(1)	206	20,860

24

	Shares	Value
Sanderson Farms, Inc.	195	$24,094
Seaboard Corp.	2	6,830
Seneca Foods Corp., Class A(1)	126	4,375
Tootsie Roll Industries, Inc.(2)	320	10,266
TreeHouse Foods, Inc.(1)	206	7,851
Tyson Foods, Inc., Class A	1,538	104,323
		2,101,679
Gas Utilities — 0.2%
Atmos Energy Corp.	761	78,573
Chesapeake Utilities Corp.	153	13,082
National Fuel Gas Co.	943	34,523
New Jersey Resources Corp.	595	21,009
Northwest Natural Holding Co.	428	28,150
ONE Gas, Inc.	511	41,974
South Jersey Industries, Inc.	959	25,941
Southwest Gas Holdings, Inc.	733	47,410
Spire, Inc.	209	15,685
Star Group LP	523	4,697
UGI Corp.	1,393	50,204
		361,248
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	4,707	362,580
ABIOMED, Inc.(1)	147	22,088
Align Technology, Inc.(1)	320	69,872
AngioDynamics, Inc.(1)	269	3,091
Apyx Medical Corp.(1)	313	1,894
Atrion Corp.	10	6,163
Avanos Medical, Inc.(1)	317	10,274
Axogen, Inc.(1)	762	9,434
Baxter International, Inc.	3,629	302,913
Becton Dickinson and Co.	630	149,827
Boston Scientific Corp.(1)	2,981	111,460
Cantel Medical Corp.	3	189
Cardiovascular Systems, Inc.(1)	206	7,750
Cooper Cos., Inc. (The)	317	102,889
CryoLife, Inc.(1)	545	13,968
Danaher Corp.	1,494	216,002
DENTSPLY SIRONA, Inc.	1,205	59,334
DexCom, Inc.(1)	229	63,204
Edwards Lifesciences Corp.(1)	1,094	224,095
FONAR Corp.(1)	118	2,358
Globus Medical, Inc., Class A(1)	698	31,571
Haemonetics Corp.(1)	460	49,832
Hill-Rom Holdings, Inc.	206	19,786
Hologic, Inc.(1)	983	46,319
ICU Medical, Inc.(1)	217	42,491
IDEXX Laboratories, Inc.(1)	1,205	306,685

25

	Shares	Value
Inogen, Inc.(1)	88	$4,029
Insulet Corp.(1)	118	22,416
Integer Holdings Corp.(1)	159	14,337
Integra LifeSciences Holdings Corp.(1)	317	16,516
Intuitive Surgical, Inc.(1)	319	170,333
Lantheus Holdings, Inc.(1)	958	14,897
LivaNova plc(1)	1,290	89,939
Masimo Corp.(1)	390	63,699
Medtronic plc	3,448	347,110
Meridian Bioscience, Inc.	407	3,252
Mesa Laboratories, Inc.(2)	22	5,264
Natus Medical, Inc.(1)	767	20,617
Neogen Corp.(1)	317	19,258
Nevro Corp.(1)	162	21,084
Novocure Ltd.(1)	206	14,986
NuVasive, Inc.(1)	277	18,229
OraSure Technologies, Inc.(1)	394	2,376
Orthofix Medical, Inc.(1)	287	10,143
Oxford Immunotec Global plc(1)	302	3,980
Penumbra, Inc.(1)	95	15,757
Quidel Corp.(1)	318	24,562
ResMed, Inc.	872	138,613
Shockwave Medical, Inc.(1)	431	17,300
Sientra, Inc.(1)	346	1,450
STERIS plc	428	67,889
Stryker Corp.	924	176,105
Surmodics, Inc.(1)	318	11,101
Tandem Diabetes Care, Inc.(1)	10	747
Teleflex, Inc.	114	38,192
Utah Medical Products, Inc.	44	3,846
Varex Imaging Corp.(1)	430	9,985
Varian Medical Systems, Inc.(1)	317	38,981
West Pharmaceutical Services, Inc.	761	114,576
Zimmer Biomet Holdings, Inc.	983	133,835
		3,891,473
Health Care Providers and Services — 1.9%
Acadia Healthcare Co., Inc.(1)	317	9,383
Amedisys, Inc.(1)	206	35,846
AmerisourceBergen Corp.	872	73,527
AMN Healthcare Services, Inc.(1)	317	23,331
Anthem, Inc.	888	228,296
BioTelemetry, Inc.(1)	26	1,111
Brookdale Senior Living, Inc.(1)	5,074	33,336
Cardinal Health, Inc.	1,205	62,805
Centene Corp.(1)	4,144	219,715
Chemed Corp.	159	66,402
Cigna Corp.(1)	546	99,885

26

	Shares	Value
CorVel Corp.(1)	206	$14,202
Cross Country Healthcare, Inc.(1)	1,877	17,794
CVS Health Corp.	2,595	153,572
DaVita, Inc.(1)	206	15,990
Encompass Health Corp.	428	32,031
Ensign Group, Inc. (The)	828	36,846
Guardant Health, Inc.(1)	228	19,827
HCA Healthcare, Inc.	762	96,782
HealthEquity, Inc.(1)	322	22,859
Henry Schein, Inc.(1)	983	59,904
Humana, Inc.	920	294,106
InfuSystem Holdings, Inc.(1)	522	5,533
Joint Corp. (The)(1)	295	4,375
Laboratory Corp. of America Holdings(1)	228	40,057
LHC Group, Inc.(1)	95	11,539
Magellan Health, Inc.(1)	287	17,223
McKesson Corp.	1,094	153,007
Molina Healthcare, Inc.(1)	1,077	131,986
National HealthCare Corp.	95	7,050
National Research Corp.	268	14,737
Owens & Minor, Inc.	2,426	16,570
Patterson Cos., Inc.	761	18,104
Pennant Group, Inc. (The)(1)	321	8,721
Premier, Inc., Class A(1)	1,158	34,080
Providence Service Corp. (The)(1)	60	3,707
Quest Diagnostics, Inc.	430	45,606
R1 RCM, Inc.(1)	412	5,059
RadNet, Inc.(1)	879	17,958
Select Medical Holdings Corp.(1)	392	9,384
Triple-S Management Corp., Class B(1)	166	2,488
UnitedHealth Group, Inc.	3,273	834,484
Universal Health Services, Inc., Class B	934	115,573
		3,114,791
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	1,208	9,108
Cerner Corp.	4,519	313,031
Change Healthcare, Inc.(1)(2)	423	5,748
Evolent Health, Inc., Class A(1)	478	4,417
HealthStream, Inc.(1)	428	10,409
HMS Holdings Corp.(1)	435	9,992
NextGen Healthcare, Inc.(1)	271	3,545
Simulations Plus, Inc.	653	21,262
Teladoc Health, Inc.(1)	95	11,871
Veeva Systems, Inc., Class A(1)	650	92,280
Vocera Communications, Inc.(1)	322	7,854
		489,517

27

	Shares	Value
Hotels, Restaurants and Leisure — 1.9%
Aramark	1,719	$59,718
BJ's Restaurants, Inc.	317	10,445
Bloomin' Brands, Inc.	1,320	23,747
Boyd Gaming Corp.	428	11,432
Brinker International, Inc.	160	5,496
Caesars Entertainment Corp.(1)	3,631	46,150
Carnival Corp.	2,759	92,316
Carrols Restaurant Group, Inc.(1)	62	256
Century Casinos, Inc.(1)	239	1,668
Cheesecake Factory, Inc. (The)(2)	625	22,269
Chipotle Mexican Grill, Inc.(1)	206	159,357
Choice Hotels International, Inc.	142	12,962
Churchill Downs, Inc.	501	62,946
Chuy's Holdings, Inc.(1)	539	11,556
Cracker Barrel Old Country Store, Inc.	587	84,135
Darden Restaurants, Inc.	1,760	171,600
Dave & Buster's Entertainment, Inc.	317	10,464
Denny's Corp.(1)	539	9,384
Dine Brands Global, Inc.	32	2,619
Domino's Pizza, Inc.	95	32,249
Dunkin' Brands Group, Inc.	317	21,087
Eldorado Resorts, Inc.(1)(2)	317	15,907
Extended Stay America, Inc.	2,870	31,512
Fiesta Restaurant Group, Inc.(1)	147	1,420
Golden Entertainment, Inc.(1)	600	9,768
Hilton Grand Vacations, Inc.(1)	2,739	73,022
Hilton Worldwide Holdings, Inc.	875	85,050
Hyatt Hotels Corp., Class A	501	38,376
J Alexander's Holdings, Inc.(1)	301	2,471
Jack in the Box, Inc.	95	6,542
Las Vegas Sands Corp.	3,742	218,196
Lindblad Expeditions Holdings, Inc.(1)	872	10,377
Marriott International, Inc., Class A	1,649	204,476
Marriott Vacations Worldwide Corp.	206	19,937
McDonald's Corp.	1,988	386,010
MGM Resorts International	3,314	81,392
Monarch Casino & Resort, Inc.(1)	206	9,740
Norwegian Cruise Line Holdings Ltd.(1)	3,092	115,208
Papa John's International, Inc.	84	4,839
Penn National Gaming, Inc.(1)	3,287	97,196
Planet Fitness, Inc., Class A(1)	317	21,394
Playa Hotels & Resorts NV(1)	1,649	8,740
RCI Hospitality Holdings, Inc.	119	2,398
Red Lion Hotels Corp.(1)	171	439
Red Robin Gourmet Burgers, Inc.(1)	428	11,770
Red Rock Resorts, Inc., Class A	1,886	38,870

28

	Shares	Value
Royal Caribbean Cruises Ltd.	1,026	$82,501
Ruth's Hospitality Group, Inc.	650	12,434
Scientific Games Corp., Class A(1)	241	4,396
SeaWorld Entertainment, Inc.(1)	1,427	38,829
Six Flags Entertainment Corp.	275	6,952
Starbucks Corp.	3,652	286,426
Texas Roadhouse, Inc.	1,359	76,403
Twin River Worldwide Holdings, Inc.	539	14,014
Vail Resorts, Inc.	206	43,798
Wendy's Co. (The)	1,871	35,324
Wingstop, Inc.	95	8,023
Wyndham Destinations, Inc.	376	15,002
Wyndham Hotels & Resorts, Inc.	206	10,496
Wynn Resorts Ltd.	1,760	190,045
Yum! Brands, Inc.	983	87,733
		3,259,282
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	983	12,052
Cavco Industries, Inc.(1)	95	19,163
Century Communities, Inc.(1)	428	14,265
D.R. Horton, Inc.	3,203	170,624
Ethan Allen Interiors, Inc.	650	8,580
Garmin Ltd.	983	86,887
Green Brick Partners, Inc.(1)	360	3,938
Helen of Troy Ltd.(1)	118	19,423
Hooker Furniture Corp.	81	1,524
Installed Building Products, Inc.(1)	317	20,938
KB Home	1,400	45,626
La-Z-Boy, Inc.	1,087	31,143
Legacy Housing Corp.(1)	63	905
Leggett & Platt, Inc.	539	21,377
Lennar Corp., Class A	2,315	139,687
LGI Homes, Inc.(1)	211	15,899
Lifetime Brands, Inc.	86	547
M.D.C. Holdings, Inc.	761	29,938
M/I Homes, Inc.(1)	500	18,615
Meritage Homes Corp.(1)	1,094	69,425
Mohawk Industries, Inc.(1)	483	58,516
Newell Brands, Inc.	8,278	127,730
NVR, Inc.(1)	55	201,695
PulteGroup, Inc.	4,852	195,050
Sonos, Inc.(1)	1,760	20,310
Taylor Morrison Home Corp.(1)	2,184	49,184
Tempur Sealy International, Inc.(1)	539	40,290
Toll Brothers, Inc.	1,674	61,988
TopBuild Corp.(1)	95	9,595
TRI Pointe Group, Inc.(1)	1,982	30,384
29

	Shares	Value
Turtle Beach Corp.(1)(2)	89	$588
Universal Electronics, Inc.(1)	432	18,239
Whirlpool Corp.	621	79,401
ZAGG, Inc.(1)(2)	153	1,028
		1,624,554
Household Products — 0.9%
Central Garden & Pet Co.(1)	35	937
Central Garden & Pet Co., Class A(1)	428	10,833
Church & Dwight Co., Inc.	1,316	91,488
Clorox Co. (The)	1,195	190,507
Colgate-Palmolive Co.	2,204	148,924
Energizer Holdings, Inc.	474	20,377
Kimberly-Clark Corp.	983	128,960
Procter & Gamble Co. (The)	7,945	899,613
Spectrum Brands Holdings, Inc.	317	17,083
WD-40 Co.	95	16,387
		1,525,109
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	11,762	196,778
Clearway Energy, Inc., Class A	761	15,441
Clearway Energy, Inc., Class C	872	18,347
NextEra Energy Partners LP	527	30,392
Ormat Technologies, Inc.	744	51,842
TerraForm Power, Inc., Class A	2,235	41,996
Vistra Energy Corp.	7,911	152,128
		506,924
Industrial Conglomerates — 0.6%
3M Co.	1,655	246,992
Carlisle Cos., Inc.	779	113,181
General Electric Co.	18,613	202,509
Honeywell International, Inc.	2,656	430,724
Raven Industries, Inc.	317	9,101
Roper Technologies, Inc.	209	73,505
		1,076,012
Insurance — 3.7%
Aflac, Inc.	6,184	264,984
Alleghany Corp.(1)	156	104,871
Allstate Corp. (The)	2,741	288,490
Ambac Financial Group, Inc.(1)	650	12,493
American Equity Investment Life Holding Co.	1,395	35,266
American Financial Group, Inc.	872	80,590
American International Group, Inc.	7,944	334,919
American National Insurance Co.	126	12,393
AMERISAFE, Inc.	362	23,592
Aon plc	1,094	227,552
Arch Capital Group Ltd.(1)	4,075	164,752
Argo Group International Holdings Ltd.	368	20,704

30

	Shares	Value
Arthur J. Gallagher & Co.	650	$63,369
Assurant, Inc.	894	107,807
Assured Guaranty Ltd.	1,205	49,176
Athene Holding Ltd., Class A(1)	2,331	96,154
Axis Capital Holdings Ltd.	1,144	64,201
Brighthouse Financial, Inc.(1)	1,496	53,617
Brown & Brown, Inc.	539	23,182
Chubb Ltd.	1,871	271,351
Cincinnati Financial Corp.	1,205	112,354
Citizens, Inc.(1)(2)	540	3,154
CNA Financial Corp.	206	8,565
CNO Financial Group, Inc.	3,031	48,557
Crawford & Co., Class A	573	4,263
Employers Holdings, Inc.	645	24,858
Enstar Group Ltd.(1)	139	24,796
Erie Indemnity Co., Class A	206	29,442
Everest Re Group Ltd.	317	78,578
FBL Financial Group, Inc., Class A	128	6,113
Fidelity National Financial, Inc.	3,742	145,040
First American Financial Corp.	1,760	100,496
Genworth Financial, Inc., Class A(1)	7,072	27,581
Globe Life, Inc.	983	91,085
Greenlight Capital Re Ltd., A Shares(1)	397	3,351
Hallmark Financial Services, Inc.(1)	238	3,375
Hanover Insurance Group, Inc. (The)	428	50,735
Hartford Financial Services Group, Inc. (The)	6,406	319,980
HCI Group, Inc.	85	3,614
Heritage Insurance Holdings, Inc.	364	4,062
Horace Mann Educators Corp.	1,262	49,130
James River Group Holdings Ltd.	287	11,598
Kemper Corp.	650	44,746
Kinsale Capital Group, Inc.	255	30,975
Lincoln National Corp.	1,649	74,848
Loews Corp.	2,315	105,633
Markel Corp.(1)	95	112,252
Marsh & McLennan Cos., Inc.	1,430	149,521
MBIA, Inc.(1)	1,316	10,265
Mercury General Corp.	284	12,300
MetLife, Inc.	5,851	249,955
National General Holdings Corp.	1,615	31,444
National Western Life Group, Inc., Class A	30	7,168
Old Republic International Corp.	3,997	78,821
Palomar Holdings, Inc.(1)	258	13,109
Primerica, Inc.	972	108,222
Principal Financial Group, Inc.	3,536	156,963
ProAssurance Corp.	722	19,602
Progressive Corp. (The)	6,628	484,904

31

	Shares	Value
Prudential Financial, Inc.	2,315	$174,667
Reinsurance Group of America, Inc.	650	79,319
RenaissanceRe Holdings Ltd.	428	72,931
RLI Corp.	428	34,403
Safety Insurance Group, Inc.	247	19,449
Selective Insurance Group, Inc.	761	42,449
State Auto Financial Corp.	324	8,094
Stewart Information Services Corp.	317	11,469
Third Point Reinsurance Ltd.(1)	1,316	11,739
Travelers Cos., Inc. (The)	2,981	357,154
Trupanion, Inc.(1)(2)	135	4,150
United Fire Group, Inc.	287	11,004
Universal Insurance Holdings, Inc.	744	15,393
Unum Group	3,066	71,468
Watford Holdings Ltd.(1)	539	12,305
White Mountains Insurance Group Ltd.	40	39,604
Willis Towers Watson plc	229	43,338
WR Berkley Corp.	1,316	88,356
		6,238,210
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	1,180	1,580,315
Alphabet, Inc., Class C(1)	1,279	1,713,003
Facebook, Inc., Class A(1)	13,123	2,525,784
IAC/InterActiveCorp(1)	206	42,012
Match Group, Inc.(1)(2)	539	35,035
Snap, Inc., Class A(1)	3,026	42,878
TripAdvisor, Inc.	428	10,037
Twitter, Inc.(1)	3,846	127,687
Yelp, Inc.(1)	428	13,383
Zillow Group, Inc., Class A(1)	429	23,882
Zillow Group, Inc., Class C(1)	539	30,082
		6,144,098
Internet and Direct Marketing Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)	199	3,590
Amazon.com, Inc.(1)	1,918	3,613,032
Booking Holdings, Inc.(1)	318	539,220
eBay, Inc.	4,963	171,918
Etsy, Inc.(1)	317	18,326
Expedia Group, Inc.	428	42,209
Grubhub, Inc.(1)	206	9,911
MercadoLibre, Inc.(1)	118	72,692
PetMed Express, Inc.	647	17,081
Rubicon Project, Inc. (The)(1)	470	5,335
Shutterstock, Inc.(1)	321	12,371
Stamps.com, Inc.(1)	264	37,253
Wayfair, Inc., Class A(1)(2)	95	6,005
		4,548,943

32

	Shares	Value
IT Services — 4.7%
Accenture plc, Class A	3,092	$558,384
Akamai Technologies, Inc.(1)	1,760	152,258
Alliance Data Systems Corp.	459	39,419
Amdocs Ltd.	1,982	126,352
Automatic Data Processing, Inc.	2,204	341,047
Black Knight, Inc.(1)	540	36,023
Booz Allen Hamilton Holding Corp.	1,316	93,831
Broadridge Financial Solutions, Inc.	1,205	125,754
CACI International, Inc., Class A(1)	5	1,225
Cardtronics plc, Class A(1)	428	15,524
Cass Information Systems, Inc.	206	9,672
Cognizant Technology Solutions Corp., Class A	3,853	234,763
CoreLogic, Inc.	317	14,382
CSG Systems International, Inc.	872	38,586
DXC Technology Co.	2,204	53,138
EPAM Systems, Inc.(1)	428	95,530
Euronet Worldwide, Inc.(1)	428	53,089
EVERTEC, Inc.	650	19,292
Fidelity National Information Services, Inc.	1,812	253,173
Fiserv, Inc.(1)	2,544	278,212
FleetCor Technologies, Inc.(1)	321	85,319
Gartner, Inc.(1)	428	55,379
Genpact Ltd.	761	29,268
Global Payments, Inc.	879	161,710
GoDaddy, Inc., Class A(1)	428	29,951
International Business Machines Corp.	3,631	472,575
Jack Henry & Associates, Inc.	650	98,631
KBR, Inc.	1,427	37,045
Leidos Holdings, Inc.	428	43,934
LiveRamp Holdings, Inc.(1)	206	7,301
Mastercard, Inc., Class A	5,043	1,463,731
MAXIMUS, Inc.	650	40,963
MongoDB, Inc.(1)(2)	95	14,488
NIC, Inc.	1,538	28,130
Okta, Inc.(1)	206	26,380
Paychex, Inc.	2,759	213,767
PayPal Holdings, Inc.(1)	7,858	848,585
Perspecta, Inc.	650	16,230
Sabre Corp.	2,648	36,053
Science Applications International Corp.	210	16,827
Square, Inc., Class A(1)	428	35,665
Switch, Inc., Class A	872	12,504
Sykes Enterprises, Inc.(1)	539	17,076
TTEC Holdings, Inc.	428	16,020
Twilio, Inc., Class A(1)	317	35,707
VeriSign, Inc.(1)	317	60,151

33

	Shares	Value
Visa, Inc., Class A	6,879	$1,250,327
Western Union Co. (The)	4,630	103,666
WEX, Inc.(1)	206	38,571
		7,835,608
Leisure Products — 0.3%
Acushnet Holdings Corp.	547	13,921
American Outdoor Brands Corp.(1)	284	2,829
Brunswick Corp.	1,863	99,112
Callaway Golf Co.	650	11,037
Clarus Corp.	151	1,746
Hasbro, Inc.	1,551	119,815
Johnson Outdoors, Inc., Class A	34	2,122
Malibu Boats, Inc., Class A(1)	694	30,494
Marine Products Corp.	117	1,472
MasterCraft Boat Holdings, Inc.(1)	138	2,231
Mattel, Inc.(1)(2)	1,205	14,207
Polaris, Inc.	1,197	98,788
Sturm Ruger & Co., Inc.	78	3,747
Vista Outdoor, Inc.(1)	664	4,880
YETI Holdings, Inc.(1)(2)	539	16,305
		422,706
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	1,205	92,869
Bio-Rad Laboratories, Inc., Class A(1)	115	40,482
Bio-Techne Corp.	116	21,911
Bruker Corp.	1,417	61,725
Charles River Laboratories International, Inc.(1)	95	14,779
Illumina, Inc.(1)	321	85,280
IQVIA Holdings, Inc.(1)	324	45,195
Luminex Corp.	387	9,582
Medpace Holdings, Inc.(1)	95	8,544
Mettler-Toledo International, Inc.(1)	261	183,144
PerkinElmer, Inc.	95	8,212
PRA Health Sciences, Inc.(1)	206	19,405
Repligen Corp.(1)	206	17,634
Syneos Health, Inc.(1)	206	13,050
Thermo Fisher Scientific, Inc.	858	249,507
Waters Corp.(1)	990	192,941
		1,064,260
Machinery — 2.6%
AGCO Corp.	894	54,024
Alamo Group, Inc.	95	10,523
Albany International Corp., Class A	650	41,646
Allison Transmission Holdings, Inc.	1,215	49,329
Astec Industries, Inc.	736	27,637
Barnes Group, Inc.	487	26,152
Caterpillar, Inc.	3,742	464,906

34

	Shares	Value
CIRCOR International, Inc.(1)	541	$19,465
Colfax Corp.(1)	991	33,169
Columbus McKinnon Corp.	468	14,550
Commercial Vehicle Group, Inc.(1)	526	2,293
Crane Co.	247	16,784
Cummins, Inc.	2,211	334,502
Deere & Co.	3,283	513,724
Donaldson Co., Inc.	2,342	105,577
Douglas Dynamics, Inc.	206	8,967
Dover Corp.	539	55,377
Energy Recovery, Inc.(1)	1,104	10,863
Enerpac Tool Group Corp.	539	11,518
EnPro Industries, Inc.	398	21,472
ESCO Technologies, Inc.	276	25,094
Federal Signal Corp.	650	18,850
Flowserve Corp.	872	35,046
Fortive Corp.	428	29,601
Franklin Electric Co., Inc.	640	33,082
Gardner Denver Holdings, Inc.(1)	983	32,233
Gorman-Rupp Co. (The)	321	10,269
Graco, Inc.	2,625	129,465
Greenbrier Cos., Inc. (The)	428	10,370
Helios Technologies, Inc.	317	12,601
Hurco Cos., Inc.	46	1,296
Hyster-Yale Materials Handling, Inc.	45	2,166
IDEX Corp.	317	46,916
Illinois Tool Works, Inc.	1,871	313,916
ITT, Inc.	1,203	72,360
John Bean Technologies Corp.	319	30,898
Kennametal, Inc.	1,897	52,737
Lincoln Electric Holdings, Inc.	1,209	99,005
Lindsay Corp.	115	11,388
Lydall, Inc.(1)	513	6,110
Manitowoc Co., Inc. (The)(1)	195	2,432
Mayville Engineering Co., Inc.(1)	3	22
Meritor, Inc.(1)	983	22,304
Middleby Corp. (The)(1)	148	16,548
Miller Industries, Inc.	206	6,120
Mueller Industries, Inc.	1,396	39,060
Mueller Water Products, Inc., Class A	3,314	36,288
Navistar International Corp.(1)	121	4,394
Nordson Corp.	191	27,752
Oshkosh Corp.	1,417	102,237
PACCAR, Inc.	5,259	351,827
Park-Ohio Holdings Corp.	244	5,983
Parker-Hannifin Corp.	650	120,101
Pentair plc	470	18,513

35

	Shares	Value
Proto Labs, Inc.(1)	209	$18,317
RBC Bearings, Inc.(1)	209	35,779
REV Group, Inc.	369	2,889
Rexnord Corp.	428	12,480
Snap-on, Inc.	780	112,905
Spartan Motors, Inc.	983	14,499
SPX Corp.(1)	317	13,292
SPX FLOW, Inc.(1)	1,051	38,656
Standex International Corp.	232	14,716
Stanley Black & Decker, Inc.	428	61,504
Tennant Co.	230	16,454
Terex Corp.	1,898	41,775
Timken Co. (The)	1,299	58,247
Toro Co. (The)	723	51,644
TriMas Corp.(1)	428	10,850
Trinity Industries, Inc.	2,231	45,401
Wabash National Corp.	1,316	14,450
Watts Water Technologies, Inc., Class A	320	30,051
Welbilt, Inc.(1)	1,205	15,930
Westinghouse Air Brake Technologies Corp.	539	37,029
Woodward, Inc.	628	64,810
Xylem, Inc.	650	50,271
		4,311,411
Marine — 0.1%
Costamare, Inc.	2,204	14,392
Genco Shipping & Trading Ltd.	6	46
Kirby Corp.(1)	552	35,190
Matson, Inc.	1,055	35,037
Scorpio Bulkers, Inc.	2,204	7,097
		91,762
Media — 1.2%
Altice USA, Inc., Class A(1)	2,759	71,348
AMC Networks, Inc., Class A(1)	206	6,386
Cable One, Inc.	95	149,437
Charter Communications, Inc., Class A(1)	502	247,571
Comcast Corp., Class A	16,798	679,143
Discovery, Inc., Class A(1)(2)	428	11,000
Discovery, Inc., Class C(1)	1,094	27,459
DISH Network Corp., Class A(1)	3,425	114,806
Fox Corp., Class A	3,536	108,697
Fox Corp., Class B(1)	1,538	46,832
Gannett Co., Inc.	886	3,721
Interpublic Group of Cos., Inc. (The)	983	20,997
John Wiley & Sons, Inc., Class A	206	7,661
Liberty Broadband Corp., Class A(1)	95	11,750
Liberty Broadband Corp., Class C(1)	983	123,750
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	1,316	58,720

36

	Shares	Value
Liberty Media Corp.-Liberty SiriusXM(1)	650	$29,035
Meredith Corp.(2)	317	8,353
New York Times Co. (The), Class A	1,982	74,246
News Corp., Class A	3,314	40,017
News Corp., Class B	983	12,228
Nexstar Media Group, Inc., Class A	206	23,686
Omnicom Group, Inc.	1,316	91,172
Scholastic Corp.	317	10,172
Sinclair Broadcast Group, Inc., Class A	317	7,358
Sirius XM Holdings, Inc.	3,425	21,714
TEGNA, Inc.	983	14,077
ViacomCBS, Inc., Class B	2,883	70,951
		2,092,287
Metals and Mining — 0.7%
AK Steel Holding Corp.(1)	7,072	16,336
Alcoa Corp.(1)	2,576	35,729
Allegheny Technologies, Inc.(1)	1,721	29,412
Carpenter Technology Corp.	649	23,851
Century Aluminum Co.(1)	400	2,320
Cleveland-Cliffs, Inc.(2)	5,296	30,770
Coeur Mining, Inc.(1)	6,211	25,838
Commercial Metals Co.	3,651	66,667
Compass Minerals International, Inc.	306	16,692
Freeport-McMoRan, Inc.	8,499	84,650
Haynes International, Inc.	180	4,556
Hecla Mining Co.	6,961	18,377
Kaiser Aluminum Corp.	425	40,184
Materion Corp.	246	11,154
McEwen Mining, Inc.(1)	14,915	13,423
Newmont Corp.	5,631	251,311
Nucor Corp.	3,203	132,444
Olympic Steel, Inc.	168	2,024
Reliance Steel & Aluminum Co.	1,471	150,469
Royal Gold, Inc.	650	62,705
Ryerson Holding Corp.(1)	348	2,899
Schnitzer Steel Industries, Inc., Class A	650	10,712
Steel Dynamics, Inc.	4,795	127,691
SunCoke Energy, Inc.	2,093	9,649
United States Steel Corp.(2)	3,331	26,715
Warrior Met Coal, Inc.	1,668	29,557
Worthington Industries, Inc.	593	18,857
		1,244,992
Multi-Utilities — 1.0%
Ameren Corp.	3,222	254,538
Avista Corp.	766	36,117
Black Hills Corp.	210	15,162
CenterPoint Energy, Inc.	2,537	58,402

37

	Shares	Value
CMS Energy Corp.	2,471	$149,298
Consolidated Edison, Inc.	2,537	199,966
Dominion Energy, Inc.	1,321	103,276
DTE Energy Co.	1,113	124,289
MDU Resources Group, Inc.	1,061	29,422
NiSource, Inc.	3,564	96,299
NorthWestern Corp.	435	30,598
Public Service Enterprise Group, Inc.	4,075	209,088
Sempra Energy	2,531	353,783
Unitil Corp.	372	20,958
WEC Energy Group, Inc.	761	70,263
		1,751,459
Multiline Retail — 0.9%
Big Lots, Inc.	1,144	18,087
Dillard's, Inc., Class A(2)	206	11,596
Dollar General Corp.	1,871	281,211
Dollar Tree, Inc.(1)	2,859	237,383
Kohl's Corp.	3,015	118,037
Macy's, Inc.	6,264	82,873
Nordstrom, Inc.(2)	2,975	103,232
Ollie's Bargain Outlet Holdings, Inc.(1)	3	153
Target Corp.	5,953	613,159
		1,465,731
Oil, Gas and Consumable Fuels — 4.1%
Amplify Energy Corp.	321	1,342
Antero Midstream Corp.(2)	1,871	8,158
Antero Resources Corp.(1)(2)	3,536	5,658
Apache Corp.	7,717	192,308
Arch Coal, Inc., Class A(2)	206	10,372
Berry Corp.	1,316	8,383
Bonanza Creek Energy, Inc.(1)	489	7,966
Cabot Oil & Gas Corp.	6,434	89,626
Callon Petroleum Co.(1)	5,675	12,882
Centennial Resource Development, Inc., Class A(1)	4,084	9,679
Cheniere Energy, Inc.(1)	781	40,057
Chevron Corp.	10,817	1,009,659
Cimarex Energy Co.	2,515	83,121
Clean Energy Fuels Corp.(1)	993	2,244
CNX Resources Corp.(1)	2,179	11,570
Comstock Resources, Inc.(1)(2)	413	2,474
Concho Resources, Inc.	1,200	81,624
ConocoPhillips	11,608	562,059
CONSOL Energy, Inc.(1)	434	2,469
Continental Resources, Inc.	1,304	24,711
Contura Energy, Inc.(1)	428	2,435
CVR Energy, Inc.	728	20,690
Delek US Holdings, Inc.	1,787	38,206

38

	Shares	Value
Denbury Resources, Inc.(1)	10,719	$8,065
Devon Energy Corp.	8,112	131,739
DHT Holdings, Inc.	2,204	12,232
Diamond S Shipping, Inc.(1)	1,205	12,411
Diamondback Energy, Inc.	1,651	102,362
Dorian LPG Ltd.(1)	1,099	12,221
EnLink Midstream LLC(1)	2,548	9,708
EOG Resources, Inc.	6,078	384,494
EQT Corp.	2,916	17,117
Equitrans Midstream Corp.	159	1,123
Evolution Petroleum Corp.	435	2,049
Extraction Oil & Gas, Inc.(1)(2)	691	476
Exxon Mobil Corp.	17,352	892,587
GasLog Ltd.	6	34
Goodrich Petroleum Corp.(1)	68	362
Gran Tierra Energy, Inc.(1)	9,387	7,200
Green Plains, Inc.	1,260	15,107
Gulfport Energy Corp.(1)	2,054	1,683
Hallador Energy Co.	345	445
Hess Corp.	3,742	210,226
HollyFrontier Corp.	3,479	117,173
International Seaways, Inc.(1)	348	6,922
Kinder Morgan, Inc.	9,498	182,077
Kosmos Energy Ltd.	12,382	37,765
Laredo Petroleum, Inc.(1)	5,296	5,720
Magnolia Oil & Gas Corp., Class A(1)	3,210	24,107
Marathon Oil Corp.	14,693	121,658
Marathon Petroleum Corp.	2,430	115,231
Matador Resources Co.(1)	2,803	27,021
Montage Resources Corp.(1)(2)	306	1,068
Murphy Oil Corp.	4,201	79,189
NACCO Industries, Inc., Class A	115	4,740
NextDecade Corp.(1)	176	674
Noble Energy, Inc.	6,850	108,435
Nordic American Tankers Ltd.	1,884	6,066
Northern Oil and Gas, Inc.(1)	6,850	9,933
Oasis Petroleum, Inc.(1)	3,964	6,481
Occidental Petroleum Corp.	8,602	281,629
ONEOK, Inc.	4,963	331,131
Overseas Shipholding Group, Inc., Class A(1)	941	1,619
Panhandle Oil and Gas, Inc., Class A	128	851
Par Pacific Holdings, Inc.(1)	1,094	18,149
Parsley Energy, Inc., Class A	5,530	74,102
PBF Energy, Inc., Class A	761	17,039
PDC Energy, Inc.(1)	2,176	41,409
Peabody Energy Corp.	983	5,741
Penn Virginia Corp.(1)	317	5,040

39

	Shares	Value
Phillips 66	2,648	$198,229
Pioneer Natural Resources Co.	2,121	260,416
Plains GP Holdings LP, Class A(1)	539	7,422
QEP Resources, Inc.	5,036	11,331
Range Resources Corp.(2)	2,870	7,950
Rattler Midstream LP	100	1,259
Renewable Energy Group, Inc.(1)	275	7,274
REX American Resources Corp.(1)	50	3,501
Ring Energy, Inc.(1)(2)	767	1,081
Scorpio Tankers, Inc.	801	15,844
SFL Corp. Ltd.	1,868	22,678
SM Energy Co.	2,962	19,460
Southwestern Energy Co.(1)(2)	7,944	11,280
Tallgrass Energy LP, Class A	1,570	34,650
Talos Energy, Inc.(1)	591	8,392
Targa Resources Corp.	2,139	69,304
Teekay Corp.(1)(2)	1,669	6,109
Teekay Tankers Ltd., Class A(1)	424	7,017
VAALCO Energy, Inc.(1)	35	70
Valero Energy Corp.	5,217	345,626
Whiting Petroleum Corp.(1)(2)	1,427	2,640
Williams Cos., Inc. (The)	5,162	98,336
World Fuel Services Corp.	696	19,683
WPX Energy, Inc.(1)	7,569	70,619
		6,910,475
Paper and Forest Products — 0.1%
Boise Cascade Co.	1,170	41,512
Clearwater Paper Corp.(1)	241	6,572
Domtar Corp.	1,442	41,486
Louisiana-Pacific Corp.	2,561	72,861
Mercer International, Inc.	983	8,709
Neenah, Inc.	401	23,166
P.H. Glatfelter Co.	872	12,435
Schweitzer-Mauduit International, Inc.	703	23,705
Verso Corp., Class A(1)	817	13,325
		243,771
Personal Products — 0.3%
Coty, Inc., Class A	571	5,270
Edgewell Personal Care Co.(1)	428	12,994
Estee Lauder Cos., Inc. (The), Class A	2,016	370,137
Herbalife Nutrition Ltd.(1)	317	10,258
Inter Parfums, Inc.	95	5,706
Lifevantage Corp.(1)	407	4,847
Medifast, Inc.(2)	272	22,606
Nature's Sunshine Products, Inc.(1)	123	1,009
Nu Skin Enterprises, Inc., Class A	962	23,588
USANA Health Sciences, Inc.(1)	177	11,700

40

	Shares	Value
Youngevity International, Inc.(1)	237	$261
		468,376
Pharmaceuticals — 4.0%
Akorn, Inc.(1)	57	66
Allergan plc	1,427	272,086
Amphastar Pharmaceuticals, Inc.(1)	300	4,617
ANI Pharmaceuticals, Inc.(1)	128	6,145
Bristol-Myers Squibb Co.	20,463	1,208,545
Catalent, Inc.(1)	1,871	96,413
Collegium Pharmaceutical, Inc.(1)	761	18,074
Corcept Therapeutics, Inc.(1)	2,760	34,831
Durect Corp.(1)	173	306
Elanco Animal Health, Inc.(1)	1,205	33,017
Eli Lilly & Co.	4,413	556,612
Horizon Therapeutics plc(1)	1,848	63,239
Innoviva, Inc.(1)	1,205	16,231
Intersect ENT, Inc.(1)	438	10,451
Intra-Cellular Therapies, Inc.(1)	237	5,001
Jazz Pharmaceuticals plc(1)	1,030	118,017
Johnson & Johnson	15,468	2,080,137
Lannett Co., Inc.(1)(2)	1,374	11,954
Mallinckrodt plc(1)(2)	640	2,739
Merck & Co., Inc.	13,249	1,014,343
Mylan NV(1)	3,853	66,233
MyoKardia, Inc.(1)	210	13,312
Nektar Therapeutics(1)	650	13,526
NGM Biopharmaceuticals, Inc.(1)(2)	242	4,366
Omeros Corp.(1)	763	9,087
Perrigo Co. plc	1,061	53,782
Pfizer, Inc.	13,151	439,506
Phibro Animal Health Corp., Class A	539	13,610
Prestige Consumer Healthcare, Inc.(1)	885	33,064
Reata Pharmaceuticals, Inc., Class A(1)	83	16,164
Revance Therapeutics, Inc.(1)	359	8,300
SIGA Technologies, Inc.(1)	1,549	7,737
Strongbridge Biopharma plc(1)	596	1,651
Supernus Pharmaceuticals, Inc.(1)	631	11,352
Theravance Biopharma, Inc.(1)	153	3,726
Verrica Pharmaceuticals, Inc.(1)	128	1,519
Zoetis, Inc.	3,710	494,283
		6,744,042
Professional Services — 0.5%
Acacia Research Corp.(1)	871	2,003
ASGN, Inc.(1)	206	10,446
Barrett Business Services, Inc.	123	7,368
BG Staffing, Inc.	164	2,529
CBIZ, Inc.(1)	539	14,036

41

	Shares	Value
CoStar Group, Inc.(1)	115	$76,773
CRA International, Inc.	238	11,069
Equifax, Inc.	761	108,092
Exponent, Inc.	539	39,697
Franklin Covey Co.(1)	123	3,868
FTI Consulting, Inc.(1)	317	35,691
Heidrick & Struggles International, Inc.	435	9,700
IHS Markit Ltd.	761	54,214
InnerWorkings, Inc.(1)	391	1,228
Kelly Services, Inc., Class A	539	8,953
Kforce, Inc.	539	16,418
Korn Ferry	798	27,914
ManpowerGroup, Inc.	1,154	87,635
Nielsen Holdings plc	1,104	20,104
Resources Connection, Inc.	877	10,989
Robert Half International, Inc.	2,239	112,868
TransUnion	872	77,538
TriNet Group, Inc.(1)	509	26,906
TrueBlue, Inc.(1)	650	9,672
Verisk Analytics, Inc.	872	135,256
		910,967
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,537	142,427
Consolidated-Tomoka Land Co.	95	5,463
Cushman & Wakefield plc(1)	650	11,823
Forestar Group, Inc.(1)	161	2,880
FRP Holdings, Inc.(1)	117	5,292
Howard Hughes Corp. (The)(1)	428	46,173
Jones Lang LaSalle, Inc.	428	63,246
Kennedy-Wilson Holdings, Inc.	983	19,866
Marcus & Millichap, Inc.(1)	494	15,788
Newmark Group, Inc., Class A	1,427	13,628
RE/MAX Holdings, Inc., Class A	573	16,703
RMR Group, Inc. (The), Class A	206	7,676
St. Joe Co. (The)(1)	762	14,989
Tejon Ranch Co.(1)	280	4,222
Trinity Place Holdings, Inc.(1)	285	938
		371,114
Road and Rail — 1.9%
AMERCO	172	55,472
ArcBest Corp.	673	13,332
Avis Budget Group, Inc.(1)	428	13,857
CSX Corp.	8,274	582,903
Daseke, Inc.(1)	664	2,191
Heartland Express, Inc.	1,094	19,594
Hertz Global Holdings, Inc.(1)	2,804	35,863
J.B. Hunt Transport Services, Inc.	1,846	178,028

42

	Shares	Value
Kansas City Southern	1,344	$202,514
Knight-Swift Transportation Holdings, Inc.	1,488	47,527
Landstar System, Inc.	872	88,046
Lyft, Inc., Class A(1)	872	33,241
Marten Transport Ltd.	983	19,208
Norfolk Southern Corp.	2,661	485,233
Old Dominion Freight Line, Inc.	1,251	242,444
Ryder System, Inc.	1,286	48,919
Saia, Inc.(1)	761	66,443
Schneider National, Inc., Class B	983	17,606
Uber Technologies, Inc.(1)	1,322	44,776
Union Pacific Corp.	5,629	899,570
Universal Logistics Holdings, Inc.	10	154
Werner Enterprises, Inc.	1,387	46,603
		3,143,524
Semiconductors and Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.(1)	317	18,854
Advanced Micro Devices, Inc.(1)	2,870	130,528
Ambarella, Inc.(1)	206	12,247
Amkor Technology, Inc.(1)	1,538	16,049
Analog Devices, Inc.	1,095	119,410
Applied Materials, Inc.	11,486	667,566
Broadcom, Inc.	877	239,088
Cabot Microelectronics Corp.	118	16,435
CEVA, Inc.(1)	429	12,188
Cirrus Logic, Inc.(1)	872	59,854
Cree, Inc.(1)	650	29,074
Diodes, Inc.(1)	761	33,492
Enphase Energy, Inc.(1)	761	37,266
Entegris, Inc.	983	52,414
First Solar, Inc.(1)	602	27,554
FormFactor, Inc.(1)	650	14,540
Inphi Corp.(1)	206	15,380
Intel Corp.	21,756	1,207,893
KLA Corp.	872	134,035
Kulicke & Soffa Industries, Inc.	539	12,305
Lam Research Corp.	1,982	581,578
Lattice Semiconductor Corp.(1)	872	15,652
Marvell Technology Group Ltd.	3,425	72,952
Maxim Integrated Products, Inc.	3,536	196,672
Microchip Technology, Inc.	761	69,030
Micron Technology, Inc.(1)	12,368	650,062
MKS Instruments, Inc.	317	31,760
Monolithic Power Systems, Inc.	206	32,680
NVIDIA Corp.	2,097	566,337
ON Semiconductor Corp.(1)	4,630	86,396
Onto Innovation, Inc.(1)	353	10,791

43

	Shares	Value
Photronics, Inc.(1)	1,205	$15,002
Power Integrations, Inc.	206	17,932
Qorvo, Inc.(1)	1,760	177,021
QUALCOMM, Inc.	8,152	638,302
Rambus, Inc.(1)	1,316	18,398
Semtech Corp.(1)	206	8,135
Silicon Laboratories, Inc.(1)	318	28,200
Skyworks Solutions, Inc.	2,327	233,119
SMART Global Holdings, Inc.(1)	428	11,488
SolarEdge Technologies, Inc.(1)	539	67,224
Synaptics, Inc.(1)	761	50,264
Teradyne, Inc.	3,203	188,208
Texas Instruments, Inc.	6,749	770,331
Ultra Clean Holdings, Inc.(1)	983	20,555
Universal Display Corp.	322	51,130
Xilinx, Inc.	1,760	146,942
Xperi Corp.	650	11,174
		7,623,507
Software — 5.4%
Adobe, Inc.(1)	1,218	420,356
Alarm.com Holdings, Inc.(1)	1	48
Alteryx, Inc., Class A(1)	85	11,868
Anaplan, Inc.(1)	206	9,258
ANSYS, Inc.(1)	324	78,470
Appfolio, Inc., Class A(1)	95	11,682
Aspen Technology, Inc.(1)	1,205	128,345
Autodesk, Inc.(1)	539	102,884
Avalara, Inc.(1)	206	17,458
Blackbaud, Inc.	539	36,544
Cadence Design Systems, Inc.(1)	1,538	101,723
CDK Global, Inc.	206	9,480
Cerence, Inc.(1)	7	152
Ceridian HCM Holding, Inc.(1)	206	14,570
Citrix Systems, Inc.	872	90,156
Cloudera, Inc.(1)	1,427	12,700
CommVault Systems, Inc.(1)	206	8,590
Cornerstone OnDemand, Inc.(1)	317	13,007
Coupa Software, Inc.(1)	118	17,670
DocuSign, Inc.(1)	206	17,780
Dropbox, Inc., Class A(1)	650	12,714
Fair Isaac Corp.(1)	206	77,462
Fortinet, Inc.(1)	2,093	213,612
Guidewire Software, Inc.(1)	430	47,132
HubSpot, Inc.(1)	118	21,175
Intuit, Inc.	1,415	376,178
j2 Global, Inc.	317	27,684
Manhattan Associates, Inc.(1)	1,316	88,646

44

	Shares	Value
Microsoft Corp.	32,854	$5,322,677
MicroStrategy, Inc., Class A(1)	7	946
Mimecast Ltd.(1)	317	12,550
NortonLifeLock, Inc.	1,538	29,268
Nuance Communications, Inc.(1)	761	16,453
Oracle Corp. (New York)	8,168	403,989
Palo Alto Networks, Inc.(1)	206	38,032
Paycom Software, Inc.(1)	946	267,387
Paylocity Holding Corp.(1)	319	41,317
Pegasystems, Inc.	95	8,597
Progress Software Corp.	317	11,821
Proofpoint, Inc.(1)	95	10,132
PTC, Inc.(1)	95	7,177
Q2 Holdings, Inc.(1)	206	15,526
Qualys, Inc.(1)	317	25,417
RealPage, Inc.(1)	206	13,205
RingCentral, Inc., Class A(1)	95	22,396
salesforce.com, Inc.(1)	1,763	300,415
ServiceNow, Inc.(1)	713	232,502
Smartsheet, Inc., Class A(1)	317	14,677
Splunk, Inc.(1)	317	46,704
SS&C Technologies Holdings, Inc.	317	17,593
Synopsys, Inc.(1)	429	59,172
Teradata Corp.(1)	539	10,748
Trade Desk, Inc. (The), Class A(1)	95	27,289
Tyler Technologies, Inc.(1)	117	36,662
Verint Systems, Inc.(1)	229	12,568
VMware, Inc., Class A(1)	206	24,827
Workday, Inc., Class A(1)	317	54,920
Workiva, Inc.(1)	317	13,549
Zendesk, Inc.(1)	228	18,083
Zscaler, Inc.(1)	206	10,710
		9,094,653
Specialty Retail — 3.2%
Aaron's, Inc.	1,749	68,788
Abercrombie & Fitch Co., Class A	872	11,449
Advance Auto Parts, Inc.	939	124,868
America's Car-Mart, Inc.(1)	46	4,727
American Eagle Outfitters, Inc.	1,982	25,528
Asbury Automotive Group, Inc.(1)	391	34,658
At Home Group, Inc.(1)(2)	408	2,040
AutoNation, Inc.(1)	1,982	84,691
AutoZone, Inc.(1)	63	65,048
Bed Bath & Beyond, Inc.(2)	3,653	39,489
Best Buy Co., Inc.	3,631	274,685
Boot Barn Holdings, Inc.(1)	317	9,722
Buckle, Inc. (The)	812	18,376

45

	Shares	Value
Burlington Stores, Inc.(1)	983	$212,584
Caleres, Inc.	1,276	14,712
Camping World Holdings, Inc., Class A(2)	231	3,160
CarMax, Inc.(1)	3,425	299,037
Carvana Co.(1)(2)	95	7,877
Cato Corp. (The), Class A	761	12,305
Chico's FAS, Inc.	1,764	7,074
Children's Place, Inc. (The)	317	18,259
Citi Trends, Inc.	305	6,030
Conn's, Inc.(1)(2)	243	1,980
Designer Brands, Inc., Class A	86	1,162
Dick's Sporting Goods, Inc.	1,382	50,319
Express, Inc.(1)	923	3,415
Five Below, Inc.(1)	539	52,256
Floor & Decor Holdings, Inc., Class A(1)	761	38,849
Foot Locker, Inc.	1,745	63,256
GameStop Corp., Class A(2)	690	2,484
Gap, Inc. (The)	6,417	91,956
Genesco, Inc.(1)	486	16,723
Group 1 Automotive, Inc.	206	17,557
Guess?, Inc.	842	13,640
Haverty Furniture Cos., Inc.	441	7,418
Hibbett Sports, Inc.(1)	543	10,599
Home Depot, Inc. (The)	2,875	626,290
Hudson Ltd., Class A(1)	1,094	10,185
L Brands, Inc.	650	14,079
Lithia Motors, Inc., Class A	585	69,709
Lowe's Cos., Inc.	6,299	671,284
Lumber Liquidators Holdings, Inc.(1)(2)	369	3,616
MarineMax, Inc.(1)	207	3,505
Monro, Inc.	210	11,785
Murphy USA, Inc.(1)	863	84,143
O'Reilly Automotive, Inc.(1)	650	239,668
Office Depot, Inc.	16,658	39,146
Penske Automotive Group, Inc.	206	9,480
Rent-A-Center, Inc.	1,649	35,107
RH(1)	74	13,424
Ross Stores, Inc.	4,297	467,428
Sally Beauty Holdings, Inc.(1)	296	3,682
Shoe Carnival, Inc.(2)	325	9,721
Signet Jewelers Ltd.	1,185	27,634
Sleep Number Corp.(1)	116	5,110
Sonic Automotive, Inc., Class A	428	11,984
Sportsman's Warehouse Holdings, Inc.(1)	1,301	7,806
Tilly's, Inc., Class A	599	3,894
TJX Cos., Inc. (The)	11,369	679,866
Tractor Supply Co.	2,093	185,251

46

	Shares	Value
Ulta Beauty, Inc.(1)	872	$224,183
Urban Outfitters, Inc.(1)	1,750	41,143
Williams-Sonoma, Inc.	761	47,479
Zumiez, Inc.(1)	428	11,355
		5,274,678
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	22,362	6,112,876
Dell Technologies, Inc., Class C(1)	317	12,826
Hewlett Packard Enterprise Co.	3,536	45,225
HP, Inc.	4,075	84,719
NCR Corp.(1)	539	13,583
NetApp, Inc.	1,205	56,298
Pure Storage, Inc., Class A(1)	761	11,613
Seagate Technology plc	3,964	190,074
Stratasys Ltd.(1)(2)	539	8,624
Western Digital Corp.	761	42,281
Xerox Holdings Corp.	1,871	60,246
		6,638,365
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	4,051	104,597
Carter's, Inc.	1,071	97,964
Columbia Sportswear Co.	209	16,992
Crocs, Inc.(1)	2,215	57,967
Deckers Outdoor Corp.(1)	615	106,887
Fossil Group, Inc.(1)	1,094	5,022
G-III Apparel Group Ltd.(1)	539	12,052
Hanesbrands, Inc.	2,426	32,120
Kontoor Brands, Inc.	34	1,147
lululemon athletica, Inc.(1)	1,427	310,244
Movado Group, Inc.	127	1,867
NIKE, Inc., Class B	8,726	779,930
Oxford Industries, Inc.	361	21,801
PVH Corp.	1,056	78,260
Ralph Lauren Corp.	428	45,158
Rocky Brands, Inc.	127	3,092
Skechers U.S.A., Inc., Class A(1)	2,304	76,216
Steven Madden Ltd.	1,483	48,494
Tapestry, Inc.	4,800	112,560
Under Armour, Inc., Class A(1)	1,649	23,399
Under Armour, Inc., Class C(1)	1,649	20,580
Unifi, Inc.(1)	209	4,466
Vera Bradley, Inc.(1)	239	1,974
VF Corp.	3,964	285,408
Vince Holding Corp.(1)	46	497
Wolverine World Wide, Inc.	428	11,252
		2,259,946
Thrifts and Mortgage Finance — 0.5%
Axos Financial, Inc.(1)	1,165	29,020

47

	Shares	Value
Bridgewater Bancshares, Inc.(1)	423	$5,287
Columbia Financial, Inc.(1)	872	13,533
Essent Group Ltd.	1,871	81,650
Federal Agricultural Mortgage Corp., Class C	249	18,690
First Defiance Financial Corp.	881	21,069
Flagstar Bancorp, Inc.	534	17,024
Home Bancorp, Inc.	125	4,134
HomeStreet, Inc.	428	11,595
Kearny Financial Corp.	1,073	11,706
Merchants Bancorp	208	3,748
Meridian Bancorp, Inc.	754	12,449
Meta Financial Group, Inc.	640	21,024
MGIC Investment Corp.	6,739	81,070
Mr. Cooper Group, Inc.(1)	2,138	27,431
New York Community Bancorp, Inc.	5,884	63,606
NMI Holdings, Inc., Class A(1)	1,427	33,306
Northfield Bancorp, Inc.	761	10,753
Northwest Bancshares, Inc.	1,094	15,196
OceanFirst Financial Corp.	638	13,041
OP Bancorp	290	2,566
PCSB Financial Corp.	208	3,819
PennyMac Financial Services, Inc.	1,107	39,033
Provident Financial Services, Inc.	650	12,987
Radian Group, Inc.	4,407	93,605
Southern Missouri Bancorp, Inc.	154	5,054
Sterling Bancorp, Inc.	3	21
Territorial Bancorp, Inc.	126	3,203
TFS Financial Corp.	761	15,555
TrustCo Bank Corp. NY	1,760	12,074
Walker & Dunlop, Inc.	925	59,986
Washington Federal, Inc.	1,205	36,138
Waterstone Financial, Inc.	762	12,672
Western New England Bancorp, Inc.	361	3,191
WSFS Financial Corp.	692	23,846
		819,082
Trading Companies and Distributors — 0.7%
Air Lease Corp.	2,648	101,577
Applied Industrial Technologies, Inc.	506	29,849
BMC Stock Holdings, Inc.(1)	2,018	49,502
CAI International, Inc.(1)	166	4,107
Fastenal Co.	7,195	246,213
GATX Corp.	893	63,876
General Finance Corp.(1)	198	1,542
GMS, Inc.(1)	539	12,316
H&E Equipment Services, Inc.	951	22,596
HD Supply Holdings, Inc.(1)	539	20,493
Herc Holdings, Inc.(1)	714	26,189

48

	Shares	Value
Kaman Corp.	810	$44,923
Lawson Products, Inc.(1)	53	2,120
MRC Global, Inc.(1)	1,098	9,553
MSC Industrial Direct Co., Inc., Class A	802	49,580
NOW, Inc.(1)	1,094	9,660
Rush Enterprises, Inc., Class A	708	29,679
SiteOne Landscape Supply, Inc.(1)	428	42,479
Systemax, Inc.	539	11,244
Textainer Group Holdings Ltd.(1)	1,226	10,114
Titan Machinery, Inc.(1)	31	313
Transcat, Inc.(1)	63	1,820
Triton International Ltd.	1,427	49,046
United Rentals, Inc.(1)	539	71,407
Univar Solutions, Inc.(1)	391	6,643
Veritiv Corp.(1)	500	6,020
W.W. Grainger, Inc.	793	220,089
Watsco, Inc.	206	32,338
WESCO International, Inc.(1)	206	8,357
		1,183,645
Transportation Infrastructure†
Macquarie Infrastructure Corp.	761	29,869
Water Utilities — 0.1%
American States Water Co.	389	29,794
American Water Works Co., Inc.	761	94,105
Artesian Resources Corp., Class A	116	3,982
California Water Service Group	206	9,880
Consolidated Water Co. Ltd.	178	2,876
Essential Utilities, Inc.	1,649	70,924
Global Water Resources, Inc.	135	1,613
SJW Group	274	16,763
York Water Co. (The)	85	3,595
		233,532
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	650	28,880
Sprint Corp.(1)	9,276	85,246
T-Mobile US, Inc.(1)	2,981	268,767
Telephone & Data Systems, Inc.	1,094	22,033
		404,926
TOTAL COMMON STOCKS (Cost $175,225,971)		167,043,146
RIGHTS†
Pharmaceuticals†
Bristol-Myers Squibb Co.(1) (Cost $11,892)	5,583	18,703
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $67,460)	67,460	67,460

49

	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $263,817)	263,817	$263,817
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $175,569,140)		167,393,126
OTHER ASSETS AND LIABILITIES†		31,867
TOTAL NET ASSETS — 100.0%		$167,424,993

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $520,799. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $538,565, which includes securities collateral of $274,748.

See Notes to Financial Statements.

50

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $175,305,323) — including $520,799 of securities on loan	$167,129,309
Investment made with cash collateral received for securities on loan, at value (cost of $263,817)	263,817
Total investment securities, at value (cost of $175,569,140)	167,393,126
Dividends and interest receivable	316,566
Securities lending receivable	527
167,710,219

Liabilities
Payable for collateral received for securities on loan	263,817
Accrued management fees	21,409
285,226

Net Assets	$167,424,993

Shares outstanding (unlimited number of shares authorized)	3,420,001

Net Asset Value Per Share	$48.95

Net Assets Consist of:
Capital paid in	$175,141,475
Distributable earnings	(7,716,482)
$167,424,993

See Notes to Financial Statements.

51

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $167)	$1,205,732
Securities lending, net	2,258
Interest	917
1,208,907

Expenses:
Management fees	89,752

Net investment income (loss)	1,119,155

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(68,527)
Futures contract transactions	(906)
(69,433)

Change in net unrealized appreciation (depreciation) on investments	(8,176,014)

Net realized and unrealized gain (loss)	(8,245,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,126,292)

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

52

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,119,155
Net realized gain (loss)	(69,433)
Change in net unrealized appreciation (depreciation)	(8,176,014)
Net increase (decrease) in net assets resulting from operations	(7,126,292)

Distributions to Shareholders
From earnings	(590,190)

Capital Share Transactions
Proceeds from shares sold	175,141,475

Net increase (decrease) in net assets	167,424,993

Net Assets
End of period	$167,424,993

Transactions in Shares of the Fund
Sold	3,420,001

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

53

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 24, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

54

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

55

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$263,817	—	—	—	$263,817
Gross amount of recognized liabilities for securities lending transactions					$263,817

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 68% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.15%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $12,178,778 and $3,832,598, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $167,295,322. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 30,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

56

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the period from September 24, 2019 (fund inception) through February 29, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $(906) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

57

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$175,569,467
Gross tax appreciation of investments	$5,093,866
Gross tax depreciation of investments	(13,270,207)
Net tax appreciation (depreciation) of investments	$(8,176,341)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

58

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$50.00	0.43	(1.29)	(0.86)	(0.19)	$48.95	(1.75)%	0.15%(5)	1.87%(5)	3%	$167,425

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 24, 2019 (fund inception) through February 29, 2020 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

60

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

61

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

62

Notes

63

Notes

64

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96055 2004

Semiannual Report

February 29, 2020

Avantis™ U.S. Small Cap Value ETF (AVUV)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

For the first several months of the period, market optimism was strong, largely due to accommodative central bank policy. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed stock investors’ earlier fears about global growth. Against this backdrop, key stock benchmarks hit record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets rallied. Overall, for the entire reporting period, U.S. and global stocks generally increased modestly but underperformed U.S. and global bonds.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Penn National Gaming, Inc.	0.9%
Vishay Intertechnology, Inc.	0.8%
Texas Roadhouse, Inc.	0.8%
BankUnited, Inc.	0.7%
Bank of Hawaii Corp.	0.7%
GATX Corp.	0.7%
Bank OZK	0.7%
Iridium Communications, Inc.	0.7%
Murphy USA, Inc.	0.7%
Timken Co. (The)	0.7%

Top Five Industries	% of net assets
Banks	15.1%
Oil, Gas and Consumable Fuels	7.3%
Specialty Retail	6.2%
Hotels, Restaurants and Leisure	4.4%
Machinery	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	1.1%
Other Assets and Liabilities	(1.0)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual	$1,000	$882.50(2)	$1.02(3)	0.25%
Hypothetical	$1,000	$1,023.62(4)	$1.26(4)	0.25%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from September 24, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 159, the number of days in the period from September 24, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.7%
AAR Corp.	5,082	$175,583
Aerojet Rocketdyne Holdings, Inc.(1)	5,270	259,705
Parsons Corp.(1)	608	23,767
		459,055
Air Freight and Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.(1)	2,493	66,613
Forward Air Corp.	2,632	155,314
Hub Group, Inc., Class A(1)	4,634	214,230
		436,157
Airlines — 1.9%
Allegiant Travel Co.	2,325	315,131
Hawaiian Holdings, Inc.	8,898	185,790
Mesa Air Group, Inc.(1)	3,913	22,578
SkyWest, Inc.	8,290	376,366
Spirit Airlines, Inc.(1)	10,115	287,772
		1,187,637
Auto Components — 3.5%
American Axle & Manufacturing Holdings, Inc.(1)	17,668	111,838
Cooper Tire & Rubber Co.	7,788	198,516
Cooper-Standard Holdings, Inc.(1)	1,904	32,901
Dana, Inc.	20,782	298,845
Delphi Technologies plc(1)	10,516	148,486
Gentherm, Inc.(1)	5,054	206,102
Goodyear Tire & Rubber Co. (The)	33,595	325,368
LCI Industries	3,703	357,525
Modine Manufacturing Co.(1)	8,237	61,448
Stoneridge, Inc.(1)	4,418	97,638
Tenneco, Inc., Class A	11,519	105,629
Visteon Corp.(1)	3,699	240,583
		2,184,879
Banks — 15.1%
1st Source Corp.	1,144	48,105
ACNB Corp.	1,027	31,303
Amalgamated Bank, Class A	2,209	35,366
Amerant Bancorp, Inc.(1)	3,345	61,749
Arrow Financial Corp.	1,879	59,508
Associated Banc-Corp.	23,928	405,101
Banc of California, Inc.	5,878	90,110
BancFirst Corp.	2,507	128,609
Bancorp, Inc. (The)(1)	9,197	111,927
Bank of Commerce Holdings	2,564	26,807

5

	Shares	Value
Bank of Hawaii Corp.	6,126	$455,897
Bank OZK	17,305	439,374
BankFinancial Corp.	1,712	19,414
BankUnited, Inc.	15,431	458,301
Bankwell Financial Group, Inc.	764	21,751
Banner Corp.	3,983	181,784
BCB Bancorp, Inc.	2,209	25,050
Boston Private Financial Holdings, Inc.	13,924	135,829
Bridge Bancorp, Inc.	2,379	65,470
Byline Bancorp, Inc.	3,487	61,022
Cadence BanCorp	7,940	112,113
Cathay General Bancorp.	12,319	379,179
CB Financial Services, Inc.	581	17,029
Central Pacific Financial Corp.	4,552	108,884
Central Valley Community Bancorp	1,669	28,707
City Holding Co.	2,071	144,804
CNB Financial Corp.	2,229	55,881
Codorus Valley Bancorp, Inc.	1,356	27,934
Community Bankers Trust Corp.	3,203	26,169
County Bancorp, Inc.	718	17,692
Customers Bancorp, Inc.(1)	4,055	82,276
Dime Community Bancshares, Inc.	725	12,166
Eagle Bancorp, Inc.	4,268	159,709
Enterprise Financial Services Corp.	1,177	45,044
Farmers National Banc Corp.	3,771	56,678
Financial Institutions, Inc.	2,280	61,355
First BanCorp	14,097	111,930
First Bancorp, Inc.	608	15,504
First Business Financial Services, Inc.	1,089	26,136
First Choice Bancorp	1,459	33,046
First Foundation, Inc.	5,901	85,417
First Internet Bancorp	1,286	31,237
First Mid Bancshares, Inc.	1,854	52,227
First of Long Island Corp. (The)	3,071	63,600
First United Corp.	1,002	21,673
Franklin Financial Services Corp.	576	17,868
Great Southern Bancorp, Inc.	1,996	102,415
Hanmi Financial Corp.	4,698	73,289
Hawthorn Bancshares, Inc.	789	17,153
Heritage Commerce Corp.	5,878	60,308
Hilltop Holdings, Inc.	11,016	229,463
Hope Bancorp, Inc.	15,579	190,220
Independent Bank Corp. (Michigan)	3,345	65,462
International Bancshares Corp.	9,405	320,710
Lakeland Bancorp, Inc.	6,762	97,407
Lakeland Financial Corp.	3,771	154,121
Macatawa Bank Corp.	4,126	39,775

6

	Shares	Value
Mackinac Financial Corp.	1,286	$17,991
Mercantile Bank Corp.	2,422	69,487
Metropolitan Bank Holding Corp.(1)	718	30,694
Midland States Bancorp, Inc.	3,487	83,060
MidWestOne Financial Group, Inc.	1,996	57,345
MutualFirst Financial, Inc.	804	26,934
MVB Financial Corp.	2,307	40,695
Northeast Bank	1,428	25,418
Northrim BanCorp, Inc.	899	31,420
OFG Bancorp	8,741	146,324
Old Second Bancorp, Inc.	4,623	49,189
Orrstown Financial Services, Inc.	1,499	26,682
Parke Bancorp, Inc.	1,529	28,279
PCB Bancorp.	1,925	25,737
Peapack Gladstone Financial Corp.	2,564	70,382
People's Utah Bancorp	2,493	59,757
Preferred Bank	2,422	123,837
Premier Financial Bancorp, Inc.	1,712	28,505
QCR Holdings, Inc.	2,209	84,075
RBB Bancorp	2,280	38,464
Red River Bancshares, Inc.(1)	396	20,584
Republic Bancorp, Inc., Class A	1,739	62,152
Sandy Spring Bancorp, Inc.	4,570	140,573
SB One Bancorp	1,144	25,076
ServisFirst Bancshares, Inc.	7,250	250,487
Sierra Bancorp	2,067	49,236
SmartFinancial, Inc.	1,507	28,618
Southern First Bancshares, Inc.(1)	1,039	39,607
Southern National Bancorp of Virginia, Inc.	3,003	42,613
Stock Yards Bancorp, Inc.	2,699	94,303
Summit Financial Group, Inc.	1,599	35,050
Texas Capital Bancshares, Inc.(1)	8,475	399,003
TriCo Bancshares	1,265	42,782
TriState Capital Holdings, Inc.(1)	3,629	72,108
UMB Financial Corp.	515	29,947
United Community Banks, Inc.	12,290	304,423
United Security Bancshares	2,280	19,745
Unity Bancorp, Inc.	1,090	18,672
Valley National Bancorp	10,565	98,254
Washington Trust Bancorp, Inc.	2,209	94,810
West Bancorporation, Inc.	2,209	45,174
Western Alliance Bancorp	6,655	306,396
Wintrust Financial Corp.	2,316	123,698
		9,414,644
Beverages — 0.1%
National Beverage Corp.(1)(2)	1,286	54,385
New Age Beverages Corp.(1)	11,791	23,818
		78,203

7

	Shares	Value
Biotechnology — 0.8%
Arena Pharmaceuticals, Inc.(1)	8,760	$390,696
Eagle Pharmaceuticals, Inc.(1)	1,746	80,141
United Therapeutics Corp.(1)	263	27,079
		497,916
Building Products — 1.5%
Apogee Enterprises, Inc.	3,507	105,877
Armstrong Flooring, Inc.(1)	2,138	5,644
Masonite International Corp.(1)	3,984	292,824
Quanex Building Products Corp.	4,870	81,816
Universal Forest Products, Inc.	8,977	420,662
		906,823
Capital Markets — 2.0%
B. Riley Financial, Inc.	2,443	57,801
Diamond Hill Investment Group, Inc.	434	55,001
Evercore, Inc., Class A	5,063	337,297
GAIN Capital Holdings, Inc.	2,235	13,187
INTL FCStone, Inc.(1)	2,493	113,556
Moelis & Co., Class A	6,469	206,749
Oppenheimer Holdings, Inc., Class A	1,215	28,832
Piper Sandler Cos.	2,067	144,855
Virtus Investment Partners, Inc.	931	102,783
Waddell & Reed Financial, Inc., Class A	12,575	173,032
		1,233,093
Chemicals — 2.9%
AdvanSix, Inc.(1)	4,905	71,270
AgroFresh Solutions, Inc.(1)	3,446	7,547
Cabot Corp.	8,693	324,944
Chemours Co. (The)	17,927	266,395
Ferro Corp.(1)	6,540	75,995
Flotek Industries, Inc.(1)	6,185	9,772
Hawkins, Inc.	1,570	56,127
Intrepid Potash, Inc.(1)	15,840	28,037
Kronos Worldwide, Inc.	2,635	26,324
Livent Corp.(1)	19,847	177,234
LSB Industries, Inc.(1)	4,048	7,893
Olin Corp.	3,221	52,148
Orion Engineered Carbons SA	3,733	53,046
Rayonier Advanced Materials, Inc.	12,287	30,103
Sensient Technologies Corp.	624	30,688
Stepan Co.	3,061	268,848
Tredegar Corp.	5,404	92,192
Trinseo SA	8,036	175,828
Tronox Holdings plc, Class A	8,812	64,680
		1,819,071
Commercial Services and Supplies — 1.6%
Civeo Corp.(1)	13,853	16,208
Ennis, Inc.	3,315	66,632

8

	Shares	Value
Herman Miller, Inc.	4,368	$149,560
Kimball International, Inc., Class B	6,398	103,520
McGrath RentCorp	4,278	297,107
Quad/Graphics, Inc.	5,901	28,325
Steelcase, Inc., Class A	15,725	255,059
Team, Inc.(1)	4,084	51,989
		968,400
Communications Equipment — 0.4%
EchoStar Corp., Class A(1)	3,199	111,709
InterDigital, Inc.	1,804	95,414
NETGEAR, Inc.(1)	3,901	73,612
		280,735
Construction and Engineering — 1.3%
Aegion Corp.(1)	2,454	44,197
Great Lakes Dredge & Dock Corp.(1)	11,226	108,892
MYR Group, Inc.(1)	2,351	59,974
Northwest Pipe Co.(1)	1,782	56,222
Primoris Services Corp.	4,974	94,407
Tutor Perini Corp.(1)	3,741	54,244
Valmont Industries, Inc.	3,291	382,480
		800,416
Construction Materials — 0.5%
Eagle Materials, Inc.	3,744	295,514
Consumer Finance — 1.5%
Elevate Credit, Inc.(1)	5,262	17,365
Navient Corp.	35,299	396,408
Nelnet, Inc., Class A	2,658	141,140
Oportun Financial Corp.(1)(2)	1,251	26,308
Regional Management Corp.(1)	1,428	36,628
SLM Corp.	31,616	327,858
		945,707
Diversified Consumer Services — 0.3%
Collectors Universe, Inc.	1,154	26,548
Perdoceo Education Corp.(1)	11,796	176,114
		202,662
Diversified Financial Services — 0.7%
Alerus Financial Corp.	1,285	26,291
FGL Holdings	33,299	380,941
Marlin Business Services Corp.	1,286	25,283
On Deck Capital, Inc.(1)	6,515	22,737
		455,252
Diversified Telecommunication Services — 0.7%
Iridium Communications, Inc.(1)	16,162	437,505
Electrical Equipment — 0.5%
Encore Wire Corp.	3,132	153,374
LSI Industries, Inc.	3,710	24,634
Powell Industries, Inc.	1,291	43,158

9

	Shares	Value
Sunrun, Inc.(1)	1,617	$31,273
TPI Composites, Inc.(1)	3,274	77,725
		330,164
Electronic Equipment, Instruments and Components — 4.3%
Arlo Technologies, Inc.(1)	4,618	15,147
Avnet, Inc.	9,892	303,487
Bel Fuse, Inc., Class B	831	9,507
Benchmark Electronics, Inc.	7,108	193,195
Coherent, Inc.(1)	1,807	232,579
Jabil, Inc.	9,737	312,071
Methode Electronics, Inc.	6,195	189,939
Plexus Corp.(1)	5,201	345,086
Sanmina Corp.(1)	12,962	340,771
TTM Technologies, Inc.(1)	17,703	229,962
Vishay Intertechnology, Inc.	25,316	473,409
Vishay Precision Group, Inc.(1)	1,570	43,128
		2,688,281
Energy Equipment and Services — 2.3%
Archrock, Inc.	26,065	183,758
Covia Holdings Corp.(1)(2)	3,558	5,479
DMC Global, Inc.	1,925	69,416
Exterran Corp.(1)	5,898	30,080
Helix Energy Solutions Group, Inc.(1)	19,604	131,543
Liberty Oilfield Services, Inc., Class A	6,515	43,585
Matrix Service Co.(1)	3,998	48,296
Nabors Industries Ltd.	70,053	123,293
Newpark Resources, Inc.(1)	14,135	49,614
NexTier Oilfield Solutions, Inc.(1)	29,121	135,704
Oceaneering International, Inc.(1)	14,749	155,454
Patterson-UTI Energy, Inc.	29,828	170,914
ProPetro Holding Corp.(1)	8,244	72,217
RPC, Inc.(2)	7,849	27,001
Select Energy Services, Inc., Class A(1)	8,735	56,778
Smart Sand, Inc.(1)(2)	2,777	4,527
Solaris Oilfield Infrastructure, Inc., Class A	4,765	50,509
TETRA Technologies, Inc.(1)	24,570	30,958
US Silica Holdings, Inc.(2)	6,302	28,926
		1,418,052
Entertainment — 0.4%
Eros International plc(1)(2)	10,325	23,851
IMAX Corp.(1)	6,942	108,156
Marcus Corp. (The)	3,558	95,070
		227,077
Food and Staples Retailing — 0.9%
Ingles Markets, Inc., Class A	3,345	119,651
Natural Grocers by Vitamin Cottage, Inc.	1,854	12,793
PriceSmart, Inc.	3,435	191,295

10

	Shares	Value
SpartanNash Co.	6,395	$79,490
United Natural Foods, Inc.(1)	4,049	26,197
Village Super Market, Inc., Class A	1,570	32,263
Weis Markets, Inc.	2,422	90,219
		551,908
Food Products — 0.3%
B&G Foods, Inc.(2)	2,538	37,562
Farmer Brothers Co.(1)	2,048	25,293
Fresh Del Monte Produce, Inc.	105	2,879
John B Sanfilippo & Son, Inc.	1,499	105,215
Seneca Foods Corp., Class A(1)	860	29,859
		200,808
Health Care Equipment and Supplies — 0.1%
FONAR Corp.(1)	860	17,183
Orthofix Medical, Inc.(1)	1,388	49,052
		66,235
Health Care Providers and Services — 1.2%
Brookdale Senior Living, Inc.(1)	34,585	227,224
Ensign Group, Inc. (The)	3,718	165,451
InfuSystem Holdings, Inc.(1)	2,280	24,168
Owens & Minor, Inc.	13,639	93,154
Patterson Cos., Inc.	9,841	234,117
		744,114
Hotels, Restaurants and Leisure — 4.4%
BJ's Restaurants, Inc.	3,054	100,629
Bluegreen Vacations Corp.(2)	860	6,674
Carrols Restaurant Group, Inc.(1)	2,938	12,119
Cheesecake Factory, Inc. (The)(2)	6,009	214,101
Chuy's Holdings, Inc.(1)	2,251	48,261
Cracker Barrel Old Country Store, Inc.	2,446	350,585
Extended Stay America, Inc.	27,459	301,500
Golden Entertainment, Inc.(1)	2,848	46,365
Habit Restaurants, Inc. (The), Class A(1)	2,990	41,740
Hilton Grand Vacations, Inc.(1)	10,900	290,594
J Alexander's Holdings, Inc.(1)	2,209	18,136
Lindblad Expeditions Holdings, Inc.(1)	3,393	40,377
ONE Group Hospitality, Inc. (The)(1)	2,921	10,662
Penn National Gaming, Inc.(1)	18,447	545,478
Playa Hotels & Resorts NV(1)	11,678	61,893
Potbelly Corp.(1)	2,209	11,045
RCI Hospitality Holdings, Inc.	1,215	24,482
Red Robin Gourmet Burgers, Inc.(1)	2,635	72,463
Texas Roadhouse, Inc.	8,346	469,212
Twin River Worldwide Holdings, Inc.	2,381	61,906
		2,728,222
Household Durables — 2.2%
Beazer Homes USA, Inc.(1)	5,759	70,605
Ethan Allen Interiors, Inc.	3,913	51,652

11

	Shares	Value
Hamilton Beach Brands Holding Co., Class A	860	$9,976
iRobot Corp.(1)	673	32,297
La-Z-Boy, Inc.	7,179	205,679
Legacy Housing Corp.(1)	860	12,358
Meritage Homes Corp.(1)	4,979	315,967
Sonos, Inc.(1)	9,074	104,714
Taylor Morrison Home Corp.(1)	4,167	93,841
TRI Pointe Group, Inc.(1)	21,273	326,115
Turtle Beach Corp.(1)(2)	1,712	11,316
Universal Electronics, Inc.(1)	2,493	105,255
VOXX International Corp.(1)	2,365	8,774
		1,348,549
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	3,071	213,987
TerraForm Power, Inc., Class A	7,752	145,660
		359,647
Insurance — 3.7%
Ambac Financial Group, Inc.(1)	4,026	77,380
American Equity Investment Life Holding Co.	14,065	355,563
AMERISAFE, Inc.	2,699	175,894
CNO Financial Group, Inc.	22,803	365,304
Crawford & Co., Class A	2,105	15,661
Employers Holdings, Inc.	5,262	202,797
Genworth Financial, Inc., Class A(1)	77,753	303,237
HCI Group, Inc.	605	25,725
Horace Mann Educators Corp.	7,413	288,588
National General Holdings Corp.	11,510	224,100
National Western Life Group, Inc., Class A	109	26,043
Safety Insurance Group, Inc.	1,190	93,701
Universal Insurance Holdings, Inc.	5,333	110,340
Watford Holdings Ltd.(1)	2,699	61,618
		2,325,951
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	6,351	57,667
Internet and Direct Marketing Retail — 0.4%
PetMed Express, Inc.	2,564	67,690
Stamps.com, Inc.(1)	1,457	205,597
		273,287
IT Services — 0.5%
Net 1 UEPS Technologies, Inc.(1)	5,434	18,639
NIC, Inc.	7,839	143,375
Sykes Enterprises, Inc.(1)	5,198	164,673
		326,687
Leisure Products — 0.3%
Malibu Boats, Inc., Class A(1)	2,989	131,336
Vista Outdoor, Inc.(1)	8,525	62,659
		193,995

12

	Shares	Value
Machinery — 4.3%
Albany International Corp., Class A	4,084	$261,662
Astec Industries, Inc.	4,406	165,445
Commercial Vehicle Group, Inc.(1)	5,546	24,181
EnPro Industries, Inc.	3,158	170,374
Kennametal, Inc.	12,039	334,684
Lydall, Inc.(1)	2,635	31,383
Manitex International, Inc.(1)	74	410
Mayville Engineering Co., Inc.(1)	829	6,043
Miller Industries, Inc.	1,570	46,645
Mueller Industries, Inc.	8,043	225,043
Mueller Water Products, Inc., Class A	19,163	209,835
Park-Ohio Holdings Corp.	1,286	31,533
REV Group, Inc.	3,641	28,509
Spartan Motors, Inc.	5,442	80,270
SPX FLOW, Inc.(1)	1,562	57,450
Terex Corp.	8,478	186,601
Timken Co. (The)	9,411	421,989
Trinity Industries, Inc.	16,187	329,405
Wabash National Corp.	7,005	76,915
		2,688,377
Marine — 0.6%
Costamare, Inc.	8,197	53,526
Eagle Bulk Shipping, Inc.(1)(2)	5,620	18,658
Genco Shipping & Trading Ltd.	1,792	13,763
Matson, Inc.	6,378	211,813
Pangaea Logistics Solutions Ltd.	2,635	7,246
Safe Bulkers, Inc.(1)	10,090	13,319
Scorpio Bulkers, Inc.	10,161	32,719
		351,044
Media — 0.3%
Cumulus Media, Inc., Class A(1)	2,280	27,474
Entercom Communications Corp., Class A	22,442	77,874
Entravision Communications Corp., Class A	8,670	17,426
Gannett Co., Inc.	7,759	32,588
Townsquare Media, Inc., Class A	1,357	12,091
Tribune Publishing Co.	885	10,151
		177,604
Metals and Mining — 3.5%
AK Steel Holding Corp.(1)	36,216	83,659
Alcoa Corp.(1)	16,452	228,189
Allegheny Technologies, Inc.(1)	17,209	294,102
Carpenter Technology Corp.	4,991	183,419
Cleveland-Cliffs, Inc.(2)	37,212	216,202
Coeur Mining, Inc.(1)	42,526	176,908
Commercial Metals Co.	14,491	264,606
Kaiser Aluminum Corp.	2,422	229,000

13

	Shares	Value
Olympic Steel, Inc.	1,073	$12,930
Schnitzer Steel Industries, Inc., Class A	4,339	71,507
SunCoke Energy, Inc.	16,549	76,291
United States Steel Corp.(2)	20,669	165,765
Warrior Met Coal, Inc.	9,380	166,213
		2,168,791
Multiline Retail — 0.2%
Big Lots, Inc.	4,339	68,600
Dillard's, Inc., Class A(2)	1,357	76,385
		144,985
Oil, Gas and Consumable Fuels — 7.3%
Amplify Energy Corp.	4,690	19,604
Antero Midstream Corp.(2)	31,585	137,711
Antero Resources Corp.(1)(2)	16,869	26,990
Arch Coal, Inc., Class A	2,706	136,247
Berry Corp.	12,288	78,275
Bonanza Creek Energy, Inc.(1)	2,801	45,628
Callon Petroleum Co.(1)	63,243	143,562
Centennial Resource Development, Inc., Class A(1)	21,142	50,107
CNX Resources Corp.(1)	24,712	131,221
Comstock Resources, Inc.(1)(2)	3,569	21,378
CONSOL Energy, Inc.(1)	4,197	23,881
Contura Energy, Inc.(1)	3,338	18,993
CVR Energy, Inc.	2,952	83,896
Delek US Holdings, Inc.	11,821	252,733
Denbury Resources, Inc.(1)	87,982	66,198
DHT Holdings, Inc.	19,835	110,084
Dorian LPG Ltd.(1)	5,546	61,672
Earthstone Energy, Inc., Class A(1)	1,996	7,685
EnLink Midstream LLC	24,324	92,674
EQT Corp.	31,456	184,647
Evolution Petroleum Corp.	4,552	21,440
Extraction Oil & Gas, Inc.(1)(2)	11,686	8,046
GasLog Ltd.	16	90
Goodrich Petroleum Corp.(1)	1,783	9,503
Gran Tierra Energy, Inc.(1)	60,425	46,346
Green Plains, Inc.	7,965	95,500
Gulfport Energy Corp.(1)	25,990	21,301
Hallador Energy Co.	4,126	5,323
HighPoint Resources Corp.(1)	10,871	7,400
Kosmos Energy Ltd.	64,693	197,314
Laredo Petroleum, Inc.(1)	39,981	43,179
Magnolia Oil & Gas Corp., Class A(1)	20,669	155,224
Matador Resources Co.(1)	19,810	190,968
Montage Resources Corp.(1)(2)	2,280	7,957
Murphy Oil Corp.	10,809	203,750
NACCO Industries, Inc., Class A	647	26,669

14

	Shares	Value
Northern Oil and Gas, Inc.(1)	53,751	$77,939
Oasis Petroleum, Inc.(1)	25,633	41,910
Overseas Shipholding Group, Inc., Class A(1)	7,463	12,836
Panhandle Oil and Gas, Inc., Class A	1,570	10,441
Par Pacific Holdings, Inc.(1)	7,676	127,345
Parsley Energy, Inc., Class A	3,012	40,361
PBF Energy, Inc., Class A	14,798	331,327
PDC Energy, Inc.(1)	14,869	282,957
Peabody Energy Corp.	9,451	55,194
Penn Virginia Corp.(1)	3,058	48,622
QEP Resources, Inc.	33,848	76,158
Range Resources Corp.(2)	21,237	58,826
Ring Energy, Inc.(1)(2)	5,049	7,119
SandRidge Energy, Inc.(1)	5,901	12,156
Scorpio Tankers, Inc.	111	2,196
SFL Corp. Ltd.	13,467	163,489
SilverBow Resources, Inc.(1)	789	2,217
SM Energy Co.	20,512	134,764
Southwestern Energy Co.(1)(2)	87,511	124,266
Talos Energy, Inc.(1)	5,162	73,300
Teekay Corp.(1)(2)	6,332	23,175
Teekay Tankers Ltd., Class A(1)	3,428	56,733
VAALCO Energy, Inc.(1)	6,682	13,364
Whiting Petroleum Corp.(1)(2)	16,829	31,134
		4,541,025
Paper and Forest Products — 2.1%
Boise Cascade Co.	6,895	244,635
Domtar Corp.	8,387	241,294
Louisiana-Pacific Corp.	14,538	413,606
Mercer International, Inc.	6,469	57,315
Neenah, Inc.	2,564	148,122
Schweitzer-Mauduit International, Inc.	4,084	137,713
Verso Corp., Class A(1)	5,682	92,673
		1,335,358
Personal Products — 0.7%
Lifevantage Corp.(1)	1,641	19,544
Medifast, Inc.(2)	560	46,542
Nu Skin Enterprises, Inc., Class A	9,751	239,095
USANA Health Sciences, Inc.(1)	1,641	108,470
		413,651
Pharmaceuticals — 0.6%
ANI Pharmaceuticals, Inc.(1)	98	4,705
Corcept Therapeutics, Inc.(1)	2,943	37,140
Innoviva, Inc.(1)	9,421	126,901
Lannett Co., Inc.(1)(2)	10,373	90,245
Supernus Pharmaceuticals, Inc.(1)	5,021	90,328
		349,319

15

	Shares	Value
Professional Services — 0.5%
Acacia Research Corp.(1)	8,244	$18,961
BG Staffing, Inc.	1,286	19,830
CRA International, Inc.	1,002	46,603
Heidrick & Struggles International, Inc.	1,854	41,344
Kforce, Inc.	3,345	101,889
TrueBlue, Inc.(1)	5,262	78,299
		306,926
Real Estate Management and Development — 0.5%
Altisource Portfolio Solutions SA(1)(2)	718	11,409
Consolidated-Tomoka Land Co.	718	41,292
FRP Holdings, Inc.(1)	1,215	54,955
Marcus & Millichap, Inc.(1)	3,071	98,149
RE/MAX Holdings, Inc., Class A	3,070	89,491
RMR Group, Inc. (The), Class A	28	1,043
		296,339
Road and Rail — 3.0%
ArcBest Corp.	4,694	92,988
Daseke, Inc.(1)	2,513	8,293
Heartland Express, Inc.	7,321	131,119
Hertz Global Holdings, Inc.(1)	15,307	195,776
Landstar System, Inc.	2,326	234,856
Marten Transport Ltd.	7,498	146,511
Ryder System, Inc.	9,753	371,004
Saia, Inc.(1)	4,267	372,552
Schneider National, Inc., Class B	4,136	74,076
Universal Logistics Holdings, Inc.	18	277
US Xpress Enterprises, Inc., Class A(1)	2,280	9,827
Werner Enterprises, Inc.	7,918	266,045
		1,903,324
Semiconductors and Semiconductor Equipment — 1.8%
Amkor Technology, Inc.(1)	12,162	126,910
Diodes, Inc.(1)	6,990	307,630
Photronics, Inc.(1)	9,318	116,009
SMART Global Holdings, Inc.(1)	2,351	63,101
Synaptics, Inc.(1)	5,731	378,533
Ultra Clean Holdings, Inc.(1)	7,818	163,474
		1,155,657
Software†
Ideanomics, Inc.(1)	1,312	473
Intelligent Systems Corp.(1)	258	9,461
		9,934
Specialty Retail — 6.2%
Abercrombie & Fitch Co., Class A	10,499	137,852
American Eagle Outfitters, Inc.	21,968	282,948
AutoNation, Inc.(1)	5,668	242,194
Barnes & Noble Education, Inc.(1)	4,126	13,657
Bed Bath & Beyond, Inc.(2)	21,899	236,728

16

	Shares	Value
Buckle, Inc. (The)	4,907	$111,045
Caleres, Inc.	5,512	63,553
Cato Corp. (The), Class A	3,487	56,385
Children's Place, Inc. (The)	2,137	123,091
Citi Trends, Inc.	1,570	31,039
Conn's, Inc.(1)(2)	1,996	16,267
Dick's Sporting Goods, Inc.	9,170	333,880
Express, Inc.(1)	5,830	21,571
GameStop Corp., Class A(2)	5,620	20,232
Genesco, Inc.(1)	2,280	78,455
Guess?, Inc.	3,942	63,860
Haverty Furniture Cos., Inc.	1,497	25,180
Hibbett Sports, Inc.(1)	3,132	61,137
Hudson Ltd., Class A(1)	5,475	50,972
Lithia Motors, Inc., Class A	3,291	392,156
Lumber Liquidators Holdings, Inc.(1)(2)	4,208	41,238
Murphy USA, Inc.(1)	4,380	427,050
Office Depot, Inc.	107,114	251,718
Rent-A-Center, Inc.	8,694	185,095
Shoe Carnival, Inc.(2)	1,215	36,341
Signet Jewelers Ltd.	9,701	226,227
Sonic Automotive, Inc., Class A	999	27,972
Sportsman's Warehouse Holdings, Inc.(1)	5,404	32,424
Tilly's, Inc., Class A	2,919	18,974
TravelCenters of America, Inc.(1)	647	7,822
Urban Outfitters, Inc.(1)	10,377	243,963
		3,861,026
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	7,633	199,756
Culp, Inc.	1,570	14,318
Deckers Outdoor Corp.(1)	1,751	304,324
Fossil Group, Inc.(1)	8,522	39,116
G-III Apparel Group Ltd.(1)	5,356	119,760
Oxford Industries, Inc.	2,493	150,552
Vera Bradley, Inc.(1)	2,571	21,237
		849,063
Thrifts and Mortgage Finance — 3.8%
Axos Financial, Inc.(1)	8,883	221,276
Bridgewater Bancshares, Inc.(1)	3,274	40,925
Federal Agricultural Mortgage Corp., Class C	1,712	128,503
First Defiance Financial Corp.	539	12,890
Flagstar Bancorp, Inc.	4,907	156,435
FS Bancorp, Inc.	649	31,016
Hingham Institution for Savings	243	44,459
Home Bancorp, Inc.	959	31,714
HomeStreet, Inc.	3,700	100,233
Luther Burbank Corp.	2,067	21,559
Merchants Bancorp	2,209	39,806

17

	Shares	Value
Meta Financial Group, Inc.	2,395	$78,676
Mr. Cooper Group, Inc.(1)	9,496	121,834
NMI Holdings, Inc., Class A(1)	10,266	239,608
OceanFirst Financial Corp.	9	184
OP Bancorp	1,925	17,036
PennyMac Financial Services, Inc.	7,197	253,766
Riverview Bancorp, Inc.	3,274	21,117
Severn Bancorp, Inc.	1,570	12,591
Southern Missouri Bancorp, Inc.	1,039	34,100
Sterling Bancorp, Inc.	2,635	18,445
Territorial Bancorp, Inc.	1,073	27,276
TrustCo Bank Corp. NY	14,298	98,084
Walker & Dunlop, Inc.	3,731	241,955
Washington Federal, Inc.	11,214	336,308
Waterstone Financial, Inc.	3,274	54,447
		2,384,243
Trading Companies and Distributors — 3.5%
Air Lease Corp.	9,540	365,954
BMC Stock Holdings, Inc.(1)	12,338	302,651
CAI International, Inc.(1)	1,914	47,352
GATX Corp.	6,354	454,502
H&E Equipment Services, Inc.	4,552	108,156
Herc Holdings, Inc.(1)	4,208	154,350
Kaman Corp.	4,348	241,140
NOW, Inc.(1)	10,680	94,304
Rush Enterprises, Inc., Class A	375	15,720
Systemax, Inc.	1,815	37,861
Textainer Group Holdings Ltd.(1)	2,560	21,120
Triton International Ltd.	10,116	347,687
Veritiv Corp.(1)	1,925	23,177
		2,213,974
Wireless Telecommunication Services — 1.1%
Shenandoah Telecommunications Co.	8,249	366,503
Telephone & Data Systems, Inc.	14,062	283,209
United States Cellular Corp.(1)	1,925	60,464
		710,176
TOTAL COMMON STOCKS (Cost $72,398,212)		62,305,129
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $69,345)	69,345	69,345
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $673,734)	673,734	673,734
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $73,141,291)		63,048,208
OTHER ASSETS AND LIABILITIES — (1.0)%		(631,328)
TOTAL NET ASSETS — 100.0%		$62,416,880

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NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $839,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $867,111, which includes securities collateral of $193,377.

See Notes to Financial Statements

19

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $72,467,557) — including $839,432 of securities on loan	$62,374,474
Investment made with cash collateral received for securities on loan, at value (cost of $673,734)	673,734
Total investment securities, at value (cost of $73,141,291)	63,048,208
Receivable for investments sold	151,287
Receivable for capital shares sold	1,773,460
Dividends and interest receivable	90,525
Securities lending receivable	1,090
65,064,570

Liabilities
Payable for collateral received for securities on loan	673,734
Payable for investments purchased	1,960,799
Accrued management fees	13,157
2,647,690

Net Assets	$62,416,880

Shares outstanding (unlimited number of shares authorized)	1,420,001

Net Asset Value Per Share	$43.96

Net Assets Consist of:
Capital paid in	$72,776,222
Distributable earnings	(10,359,342)
$62,416,880

See Notes to Financial Statements.

20

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $102)	$416,825
Securities lending, net	5,381
Interest	363
422,569

Expenses:
Management fees	52,601

Net investment income (loss)	369,968

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(421,155)
Change in net unrealized appreciation (depreciation) on investments	(10,093,083)

Net realized and unrealized gain (loss)	(10,514,238)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,144,270)

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$369,968
Net realized gain (loss)	(421,155)
Change in net unrealized appreciation (depreciation)	(10,093,083)
Net increase (decrease) in net assets resulting from operations	(10,144,270)

Distributions to Shareholders
From earnings	(215,072)

Capital Share Transactions
Proceeds from shares sold	72,776,222

Net increase (decrease) in net assets	62,416,880

Net Assets
End of period	$62,416,880

Transactions in Shares of the Fund
Sold	1,420,001

(1)	September 24, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

22

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Small Cap Value ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 24, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

23

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

24

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$673,734	—	—	—	$673,734
Gross amount of recognized liabilities for securities lending transactions					$673,734

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 34% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.25%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended February 29, 2020 were $8,665,912 and $7,938,378, respectively.

Securities received in-kind through subscriptions for the period ended February 29, 2020 were $72,113,141. There were no securities delivered in-kind through redemptions during the period.

5. Capital Share Transactions

The fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of the fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares that have been aggregated into blocks of 20,000 shares or multiples thereof (Creation Units) to authorized participants who have entered into agreements with the fund's distributor. The fund will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in proceeds from shares sold in the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

25

credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$73,167,243
Gross tax appreciation of investments	$942,950
Gross tax depreciation of investments	(11,061,985)
Net tax appreciation (depreciation) of investments	$(10,119,035)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

26

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2020(4)	$50.00	0.40	(6.23)	(5.83)	(0.21)	$43.96	(11.75)%	0.25%(5)	1.76%(5)	19%	$62,417

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Excludes securities received or delivered in-kind.

(4)	September 24, 2019 (fund inception) through February 29, 2020 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

28

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

30

Notes

31

Notes

32

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96056 2004

Semiannual Report

February 29, 2020

Avantis™ Emerging Markets Equity Fund
Institutional Class (AVEEX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

When the funds launched in early December, investor optimism was strong, largely due to dovish central bank policy in the U.S. and Europe. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed investors' global growth fears. Against this backdrop, key stock benchmarks rose to record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, leaving broad global equity benchmarks with losses for the reporting period. In general, U.S. stocks fared better than non-U.S. developed markets stocks, large-cap stocks held up better than small-cap stocks, and growth stocks fared better than value stocks. Emerging markets stocks proved slightly more resilient, declining but outperforming their developed markets counterparts.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd. GDR	3.8%
Tencent Holdings Ltd.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Alibaba Group Holding Ltd. ADR	2.6%
Reliance Industries Ltd. GDR	1.9%
China Construction Bank Corp., H Shares	1.4%
Axis Bank Ltd. GDR	1.3%
Infosys Ltd. ADR	1.1%
Ping An Insurance Group Co. of China Ltd. ADR	1.0%
JD.com, Inc. ADR	0.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Warrants	—*
Total Equity Exposure	99.7%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.5%
Other Assets and Liabilities	(0.3)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	33.8%
Taiwan	14.6%
South Korea	13.7%
Brazil	8.2%
India	6.0%
South Africa	4.9%
Russia	3.5%
Thailand	2.9%
Mexico	2.7%
Malaysia	2.2%
Indonesia	2.0%
Other Countries	5.2%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$953.50(2)	$0.77(3)	0.33%
Hypothetical
Institutional Class	$1,000	$1,023.22(4)	$1.66(4)	0.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from December 4, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 88, the number of days in the period from December 4, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Brazil — 8.2%
AES Tiete Energia SA	2,500	$8,385
Aliansce Sonae Shopping Centers SA(1)	200	2,035
Alpargatas SA Preference Shares	300	2,090
Alupar Investimento SA	700	4,367
Ambev SA ADR	4,958	15,915
Anima Holding SA	200	1,519
Arezzo Industria e Comercio SA	200	2,688
Atacadao SA	600	2,732
Azul SA ADR(1)	139	4,101
B2W Cia Digital(1)	300	4,176
B3 SA - Brasil Bolsa Balcao	1,800	18,958
Banco ABC Brasil SA Preference Shares	700	3,098
Banco Bradesco SA	1,800	11,069
Banco Bradesco SA ADR	5,614	38,063
Banco BTG Pactual SA	700	10,441
Banco do Brasil SA ADR(2)	1,764	18,610
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	1,000	4,003
Banco Mercantil do Brasil SA Preference Shares	400	1,332
Banco Santander Brasil SA ADR	1,044	9,093
BB Seguridade Participacoes SA	1,100	7,798
BR Malls Participacoes SA	5,500	20,047
BR Properties SA(1)	1,800	5,438
BrasilAgro - Co. Brasileira de Propriedades Agricolas	300	1,234
Braskem SA ADR(2)	251	3,037
BRF SA ADR(1)	2,869	17,271
Camil Alimentos SA	600	1,120
CCR SA	5,400	19,526
Centrais Eletricas Brasileiras SA ADR(2)	194	1,500
Centrais Eletricas Brasileiras SA, Class B Preference Shares	200	1,596
Cia Brasileira de Distribuicao ADR	145	2,356
Cia de Locacao das Americas	2,100	9,815
Cia de Saneamento Basico do Estado de Sao Paulo ADR	864	11,258
Cia de Saneamento de Minas Gerais-COPASA	300	4,043
Cia de Saneamento do Parana	200	4,452
Cia de Saneamento do Parana Preference Shares	1,600	7,102
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	400	1,923
Cia Energetica de Minas Gerais ADR	434	1,315
Cia Energetica de Sao Paulo, Class B Preference Shares	1,100	7,975
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	300	1,188
Cia Hering	300	1,509
Cia Paranaense de Energia ADR	452	7,169

5

	Shares	Value
Cia Siderurgica Nacional SA ADR(2)	2,007	$4,937
Cielo SA	2,200	3,340
Cogna Educacao	1,400	3,106
Construtora Tenda SA	300	2,328
Cosan Logistica SA(1)	1,600	6,405
Cosan SA	300	4,872
Cristal Pigmentos do Brasil SA Preference Shares	200	1,113
CVC Brasil Operadora e Agencia de Viagens SA	400	2,311
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,100	7,170
Direcional Engenharia SA	400	1,332
Dommo Energia SA(1)	1,400	395
Duratex SA	2,000	7,549
EcoRodovias Infraestrutura e Logistica SA(1)	1,700	5,889
EDP - Energias do Brasil SA	400	1,798
Embraer SA ADR(1)	918	13,990
Enauta Participacoes SA	700	2,052
Energisa SA	100	1,185
Eneva SA(1)	600	5,623
Engie Brasil Energia SA	1,000	10,653
Equatorial Energia SA	1,600	8,680
Eucatex SA Industria e Comercio Preference Shares	700	1,025
Even Construtora e Incorporadora SA(1)	700	2,251
Ez Tec Empreendimentos e Participacoes SA	200	2,065
Fleury SA	1,400	9,195
Fras-Le SA	1,000	1,319
Gafisa SA(1)	800	1,233
Gerdau SA ADR(2)	4,989	18,659
Gol Linhas Aereas Inteligentes SA ADR(2)	87	986
Grazziotin SA Preference Shares	200	1,422
Grendene SA	800	1,710
Grupo SBF SA(1)	800	7,800
Guararapes Confeccoes SA	800	4,846
Hapvida Participacoes e Investimentos SA	300	3,663
Helbor Empreendimentos SA(1)	3,600	2,745
Hypera SA	500	3,836
Iguatemi Empresa de Shopping Centers SA	200	2,227
Industrias Romi SA	300	977
Instituto Hermes Pardini SA	200	1,246
Iochpe Maxion SA	900	3,898
IRB Brasil Resseguros S/A	3,100	22,821
Itau Unibanco Holding SA ADR	8,475	59,918
JBS SA	3,200	16,029
Jereissati Participacoes SA	200	1,597
JHSF Participacoes SA	2,600	3,837
JSL SA	400	2,433
Kepler Weber SA	200	1,266
Klabin SA	5,000	21,557

6

	Shares	Value
Light SA	1,100	$5,279
Localiza Rent a Car SA	2,180	23,770
LOG Commercial Properties e Participacoes SA	500	3,044
Lojas Americanas SA Preference Shares	1,615	9,372
Lojas Renner SA	2,200	25,710
M Dias Branco SA	200	1,789
Magazine Luiza SA	2,600	28,954
Mahle-Metal Leve SA	300	1,821
Marcopolo SA Preference Shares	4,800	5,184
Marfrig Global Foods SA(1)	400	1,062
Marisa Lojas SA(1)	1,500	4,334
Metalurgica Gerdau SA Preference Shares	1,900	3,323
Mills Estruturas e Servicos de Engenharia SA(1)	600	1,132
Minerva SA(1)	300	763
Movida Participacoes SA	1,200	4,777
MRV Engenharia e Participacoes SA	1,300	5,582
Multiplan Empreendimentos Imobiliarios SA	400	2,728
Natura & Co. Holding SA	1,800	18,141
Notre Dame Intermedica Participacoes SA	1,700	23,383
Odontoprev SA	500	1,726
Omega Geracao SA(1)	200	1,738
Paranapanema SA(1)	200	885
Petro Rio SA(1)	800	6,945
Petrobras Distribuidora SA	2,400	13,771
Petroleo Brasileiro SA ADR	3,527	42,677
Petroleo Brasileiro SA ADR Preference Shares	4,880	54,949
Porto Seguro SA	600	8,025
Portobello SA	1,500	1,707
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	1,200	1,538
Qualicorp Consultoria e Corretora de Seguros SA	800	6,029
Raia Drogasil SA	500	13,214
Randon SA Implementos e Participacoes Preference Shares	1,700	4,395
Rumo SA(1)	3,900	18,384
Santos Brasil Participacoes SA	600	777
Sao Carlos Empreendimentos e Participacoes SA	100	1,055
Sao Martinho SA	1,700	9,979
Ser Educacional SA	200	1,145
SLC Agricola SA	300	1,349
Smiles Fidelidade SA	400	2,925
Sul America SA	1,700	20,262
Suzano SA ADR(1)(2)	562	4,766
Tegma Gestao Logistica SA	400	3,131
Telefonica Brasil SA ADR	1,317	15,712
Tim Participacoes SA ADR	767	13,829
TOTVS SA	400	6,288
Transmissora Alianca de Energia Eletrica SA	1,900	12,615
Trisul SA	300	947
7

	Shares	Value
Tupy SA	700	$3,397
Ultrapar Participacoes SA ADR(2)	2,068	8,582
Unipar Carbocloro SA Preference Shares	300	1,788
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	2,800	5,109
Vale SA ADR	6,793	66,707
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	1,951
Via Varejo SA(1)	900	2,761
Vulcabras Azaleia SA(1)	600	1,040
WEG SA	1,300	12,442
Wiz Solucoes e Corretagem de Seguros SA	600	1,878
YDUQS Part	1,400	15,732
		1,158,934
Chile — 0.9%
AES Gener SA	23,287	3,429
Aguas Andinas SA, A Shares	11,167	3,823
Banco de Chile	91,896	8,095
Banco de Credito e Inversiones SA	200	7,458
Banco Santander Chile ADR	128	2,313
Besalco SA	2,057	827
CAP SA	490	2,774
Cencosud SA	1,518	1,782
Cia Sud Americana de Vapores SA(1)	41,453	1,216
Colbun SA	44,493	5,587
Embotelladora Andina SA, Class B Preference Shares	2,255	5,445
Empresa Nacional de Telecomunicaciones SA(1)	1,355	7,131
Empresas CMPC SA	4,642	9,365
Empresas COPEC SA(1)	773	6,001
Enel Americas SA ADR	2,409	20,717
Enel Chile SA	40,653	3,628
Engie Energia Chile SA	2,659	3,429
Grupo Security SA	6,950	1,385
Inversiones Aguas Metropolitanas SA	1,416	1,229
Itau CorpBanca	230,881	847
Latam Airlines Group SA ADR(2)	802	5,454
Parque Arauco SA	1,251	2,570
Ripley Corp. SA	3,501	1,370
SACI Falabella	1,000	3,326
Salfacorp SA	2,048	959
Sociedad Quimica y Minera de Chile SA ADR	335	9,172
		119,332
China — 33.8%
21Vianet Group, Inc. ADR(1)	290	4,344
360 Finance, Inc. ADR(1)	206	1,722
361 Degrees International Ltd.	6,000	1,085
3SBio, Inc.(1)	3,000	3,130
51job, Inc. ADR(1)	74	5,533

8

	Shares	Value
58.com, Inc. ADR(1)	133	$7,338
AAC Technologies Holdings, Inc.	2,500	16,569
Agile Group Holdings Ltd.	4,000	5,662
Agricultural Bank of China Ltd., H Shares	50,000	20,139
Air China Ltd., H Shares	4,000	3,260
Ajisen China Holdings Ltd.	4,000	1,008
AK Medical Holdings Ltd.	2,000	4,172
Alibaba Group Holding Ltd. ADR(1)	1,740	361,920
Alibaba Health Information Technology Ltd.(1)	6,000	11,645
Alibaba Pictures Group Ltd.(1)	20,000	2,718
Aluminum Corp. of China Ltd., H Shares(1)	6,000	1,615
Angang Steel Co. Ltd., H Shares	4,000	1,344
Anhui Conch Cement Co. Ltd., H Shares	4,000	29,583
Anhui Expressway Co. Ltd., H Shares	2,000	1,123
ANTA Sports Products Ltd.	5,000	40,677
Anton Oilfield Services Group(2)	12,000	1,151
Aoyuan Healthy Life Group Co. Ltd.(1)	2,000	2,167
Asia Cement China Holdings Corp.	3,500	4,669
Atlas Corp.(2)	453	4,802
Autohome, Inc. ADR(1)	201	15,612
AVIC International Holdings Ltd., H Shares(1)	4,000	4,277
AviChina Industry & Technology Co. Ltd., H Shares	4,000	1,750
BAIC Motor Corp. Ltd., H Shares	13,000	6,408
Baidu, Inc. ADR(1)	802	96,224
BAIOO Family Interactive Ltd.	10,000	1,480
Bank of China Ltd., H Shares	197,000	78,368
Bank of Chongqing Co. Ltd., H Shares	5,500	2,993
Bank of Communications Co. Ltd., H Shares	11,000	7,105
BBMG Corp., H Shares	5,000	1,416
Beijing Capital International Airport Co. Ltd., H Shares	16,000	12,459
Beijing Capital Land Ltd., H Shares	6,000	1,630
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	200	2,009
Beijing Enterprises Clean Energy Group Ltd.(1)	120,000	821
Beijing Enterprises Holdings Ltd.	1,500	6,365
Beijing Enterprises Water Group Ltd.(1)	16,000	7,415
Beijing North Star Co. Ltd., H Shares	4,000	1,111
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,000	1,679
BOC Aviation Ltd.	1,800	15,666
Bosideng International Holdings Ltd.	10,000	2,869
Bright Scholar Education Holdings Ltd. ADR	109	885
Brilliance China Automotive Holdings Ltd.	10,000	8,537
BYD Co. Ltd., H Shares(2)	500	3,087
BYD Electronic International Co. Ltd.(2)	3,000	5,726
CA Cultural Technology Group Ltd.	4,000	1,083
Canadian Solar, Inc.(1)	474	9,670
CanSino Biologics, Inc., H Shares(1)	200	2,051
Canvest Environmental Protection Group Co. Ltd.	3,000	1,420

9

	Shares	Value
CAR, Inc.(1)(2)	7,000	$4,370
Central China Real Estate Ltd.	8,000	4,734
CGN New Energy Holdings Co. Ltd.(1)	14,000	2,135
CGN Power Co. Ltd., H Shares	23,000	5,628
Changyou.com Ltd. ADR(2)	183	1,969
Chaowei Power Holdings Ltd.	4,000	1,267
Cheetah Mobile, Inc. ADR	309	899
China Aircraft Leasing Group Holdings Ltd.	1,000	968
China BlueChemical Ltd., H Shares	6,000	1,147
China Cinda Asset Management Co. Ltd., H Shares	31,000	6,538
China CITIC Bank Corp. Ltd., H Shares	30,000	15,702
China Coal Energy Co. Ltd., H Shares	13,000	4,228
China Communications Construction Co. Ltd., H Shares	6,000	4,506
China Communications Services Corp. Ltd., H Shares	16,000	12,510
China Conch Venture Holdings Ltd.	5,500	26,934
China Construction Bank Corp., H Shares	247,000	201,216
China Customer Relations Centers, Inc.(1)	94	710
China Datang Corp. Renewable Power Co. Ltd., H Shares	12,000	968
China Dongxiang Group Co. Ltd.	15,000	1,510
China East Education Holdings Ltd.(1)	3,500	7,205
China Eastern Airlines Corp. Ltd., H Shares(1)	2,000	854
China Education Group Holdings Ltd.	3,000	4,299
China Energy Development Holdings Ltd.(1)	48,000	1,135
China Everbright Bank Co. Ltd., H Shares	10,000	4,035
China Everbright Greentech Ltd.	3,000	1,464
China Everbright International Ltd.	18,000	12,062
China Everbright Ltd.	4,000	6,760
China Evergrande Group(2)	5,000	11,351
China First Capital Group Ltd.(1)	28,000	771
China Foods Ltd.	8,000	2,966
China Galaxy Securities Co. Ltd., H Shares	13,000	7,248
China Gas Holdings Ltd.	2,800	10,302
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	8,000	5,065
China Harmony New Energy Auto Holding Ltd.	7,500	3,728
China High Speed Transmission Equipment Group Co. Ltd.	8,000	5,120
China Hongqiao Group Ltd.	3,500	1,893
China Huarong Asset Management Co. Ltd., H Shares	24,000	3,297
China International Capital Corp. Ltd., H Shares(2)	7,600	14,169
China Jinmao Holdings Group Ltd.	48,000	35,358
China Lesso Group Holdings Ltd.	11,000	16,637
China Life Insurance Co. Ltd. ADR(2)	2,387	28,262
China Lilang Ltd.	2,000	1,305
China Literature Ltd.(1)(2)	1,000	4,555
China Logistics Property Holdings Co. Ltd.(1)	3,000	1,161
China Longyuan Power Group Corp. Ltd., H Shares	13,000	6,840
China Maple Leaf Educational Systems Ltd.(2)	4,000	1,405
China Medical System Holdings Ltd.	10,000	12,394

10

	Shares	Value
China Meidong Auto Holdings Ltd.	4,000	$5,918
China Mengniu Dairy Co. Ltd.(1)	16,000	57,086
China Merchants Bank Co. Ltd., H Shares	10,000	46,277
China Merchants Land Ltd.(1)	8,000	1,199
China Merchants Port Holdings Co. Ltd.	4,000	5,924
China Minsheng Banking Corp. Ltd., H Shares	24,500	16,640
China Mobile Ltd. ADR	2,500	99,550
China Modern Dairy Holdings Ltd.(1)	11,000	1,327
China Molybdenum Co. Ltd., H Shares	9,000	3,412
China National Building Material Co. Ltd., H Shares	26,000	30,390
China New Higher Education Group Ltd.	5,000	1,710
China Oil & Gas Group Ltd.(1)	40,000	1,407
China Oilfield Services Ltd., H Shares	10,000	12,910
China Oriental Group Co. Ltd.	6,000	2,068
China Overseas Grand Oceans Group Ltd.	8,000	5,518
China Overseas Land & Investment Ltd.	6,000	20,299
China Pacific Insurance Group Co. Ltd., H Shares	5,600	18,605
China Petroleum & Chemical Corp. ADR(2)	406	20,925
China Power International Development Ltd.	21,000	3,932
China Railway Construction Corp. Ltd., H Shares	3,500	4,045
China Railway Group Ltd., H Shares	5,000	2,850
China Railway Signal & Communication Corp. Ltd., H Shares	3,000	1,546
China Reinsurance Group Corp., H Shares	13,000	1,780
China Resources Beer Holdings Co. Ltd.	4,000	18,642
China Resources Cement Holdings Ltd.	18,000	22,813
China Resources Gas Group Ltd.	2,000	10,026
China Resources Land Ltd.	14,000	65,132
China Resources Medical Holdings Co. Ltd.	2,000	1,043
China Resources Power Holdings Co. Ltd.	16,000	19,114
China SCE Group Holdings Ltd.	23,000	12,634
China Shenhua Energy Co. Ltd., H Shares	5,500	9,594
China Shineway Pharmaceutical Group Ltd.	1,000	874
China South City Holdings Ltd.	30,000	3,331
China Southern Airlines Co. Ltd., H Shares	6,000	3,143
China State Construction International Holdings Ltd.	10,000	8,172
China Sunshine Paper Holdings Co. Ltd.	7,000	1,158
China Suntien Green Energy Corp. Ltd., H Shares	14,000	3,429
China Taiping Insurance Holdings Co. Ltd.	3,400	7,020
China Telecom Corp. Ltd. ADR(2)	441	16,701
China Tower Corp. Ltd., H Shares	68,000	16,617
China Traditional Chinese Medicine Holdings Co. Ltd.	12,000	6,329
China Travel International Investment Hong Kong Ltd.	8,000	1,275
China Unicom (Hong Kong) Ltd. ADR	2,205	17,684
China Vanke Co. Ltd., H Shares	5,500	21,355
China Water Affairs Group Ltd.	2,000	1,600
China XLX Fertiliser Ltd.	4,000	1,236
China Yongda Automobiles Services Holdings Ltd.	8,000	7,651

11

	Shares	Value
China Youzan Ltd.(1)	32,000	$3,257
China Yuchai International Ltd.	138	1,714
China Yuhua Education Corp. Ltd.	16,000	12,355
China ZhengTong Auto Services Holdings Ltd.	9,000	2,522
China Zhongwang Holdings Ltd.	6,400	2,164
Chinasoft International Ltd.(1)	10,000	6,202
Chongqing Rural Commercial Bank Co. Ltd., H Shares	13,000	5,909
CIFI Holdings Group Co. Ltd.	10,000	7,726
CIMC Enric Holdings Ltd.	2,000	1,054
CITIC Ltd.	22,000	24,629
CITIC Resources Holdings Ltd.	18,000	986
CITIC Securities Co. Ltd., H Shares	6,500	14,055
CNOOC Ltd. ADR	696	96,278
COFCO Meat Holdings Ltd.(1)	4,000	1,009
Colour Life Services Group Co. Ltd.(1)(2)	2,000	1,068
Concord New Energy Group Ltd.	30,000	1,312
Consun Pharmaceutical Group Ltd.	3,000	1,476
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,000	1,574
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	1,185
COSCO SHIPPING Ports Ltd.	4,000	2,674
Country Garden Holdings Co. Ltd.	24,000	32,114
Country Garden Services Holdings Co. Ltd.	5,000	19,658
CPMC Holdings Ltd.	3,000	1,157
CRRC Corp. Ltd., H Shares	8,000	5,177
CSPC Pharmaceutical Group Ltd.	12,000	27,539
DaFa Properties Group Ltd.	2,000	1,271
Dali Foods Group Co. Ltd.	11,000	7,251
Daqo New Energy Corp. ADR(1)	40	2,623
Datang International Power Generation Co. Ltd., H Shares	6,000	943
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,188
Dexin China Holdings Co. Ltd.(1)	5,000	2,053
Digital China Holdings Ltd.	3,000	1,514
Dongfeng Motor Group Co. Ltd., Class H	10,000	7,959
Dongyue Group Ltd.	6,000	3,149
E-House China Enterprise Holdings Ltd.	1,200	1,093
ENN Energy Holdings Ltd.	2,800	31,377
Essex Bio-technology Ltd.	2,000	1,422
Ever Sunshine Lifestyle Services Group Ltd.	4,000	4,095
Fanhua, Inc. ADR(2)	253	5,136
Fantasia Holdings Group Co. Ltd.(1)	6,000	1,160
Far East Horizon Ltd.	5,000	4,392
FinVolution Group ADR	416	824
Fosun International Ltd.	7,500	9,652
Fountain SET Holdings Ltd.	6,000	911
Fu Shou Yuan International Group Ltd.	4,000	3,413
Fufeng Group Ltd.(1)	4,000	1,562
Fuyao Glass Industry Group Co. Ltd., H Shares	1,200	3,455

12

	Shares	Value
GCL New Energy Holdings Ltd.(1)	48,000	$866
GCL-Poly Energy Holdings Ltd.(1)	33,000	1,594
GDS Holdings Ltd. ADR(1)	262	15,188
Geely Automobile Holdings Ltd.	21,000	38,125
Gemdale Properties & Investment Corp. Ltd.	44,000	7,857
Genertec Universal Medical Group Co. Ltd.	2,000	1,388
Genscript Biotech Corp.(1)	6,000	12,553
GF Securities Co. Ltd., H Shares	2,400	2,900
Global Cord Blood Corp.(1)	225	886
Glory Sun Financial Group Ltd.	32,000	1,032
Goodbaby International Holdings Ltd.(1)	10,000	1,701
Great Wall Motor Co. Ltd., H Shares	8,500	6,197
Greatview Aseptic Packaging Co. Ltd.	3,000	1,179
Greenland Hong Kong Holdings Ltd.	8,000	3,135
Greentown Service Group Co. Ltd.	12,000	15,052
Guangdong Investment Ltd.	4,000	7,562
Guangzhou Automobile Group Co. Ltd., H Shares	8,000	8,996
Guangzhou R&F Properties Co. Ltd., H Shares	2,400	3,771
Guorui Properties Ltd.	5,000	893
Guotai Junan Securities Co. Ltd., H Shares	1,000	1,688
Haichang Ocean Park Holdings Ltd.(1)	8,000	785
Haidilao International Holding Ltd.(2)	1,000	4,128
Haier Electronics Group Co. Ltd.	4,000	11,409
Haitian International Holdings Ltd.	4,000	7,903
Haitong Securities Co. Ltd., H Shares	6,400	6,945
Hansoh Pharmaceutical Group Co. Ltd.(1)	2,000	6,916
Harbin Electric Co. Ltd., H Shares(1)	4,000	1,085
Hebei Construction Group Corp. Ltd., H Shares	3,000	1,800
Hengan International Group Co. Ltd.	2,000	14,958
Hi Sun Technology China Ltd.(1)	21,000	2,952
HKC Holdings Ltd.	2,000	1,595
Hollysys Automation Technologies Ltd.	229	3,467
Hopson Development Holdings Ltd.	6,000	5,440
Hua Hong Semiconductor Ltd.(2)	3,000	6,619
Huabao International Holdings Ltd.	3,000	1,190
Huadian Power International Corp. Ltd., H Shares	4,000	1,213
Huami Corp. ADR(1)	250	3,550
Huaneng Power International, Inc., H Shares	8,000	3,242
Huatai Securities Co. Ltd., H Shares	2,600	4,561
Huaxi Holdings Co. Ltd.	4,000	1,022
Huazhu Group Ltd. ADR	462	15,592
Huifu Payment Ltd.(1)	2,800	1,054
HUYA, Inc. ADR(1)	252	4,992
IGG, Inc.	5,000	3,675
IMAX China Holding, Inc.	700	1,320
Industrial & Commercial Bank of China Ltd., H Shares	148,000	101,983
Inspur International Ltd.	4,000	1,651

13

	Shares	Value
iQIYI, Inc. ADR(1)	62	$1,391
JD.com, Inc. ADR(1)	3,274	126,082
Jiangsu Expressway Co. Ltd., H Shares	6,000	6,972
Jiangxi Copper Co. Ltd., H Shares	3,000	3,539
Jiayuan International Group Ltd.(1)	4,000	1,579
Jingrui Holdings Ltd.	6,000	1,920
JinkoSolar Holding Co. Ltd. ADR(1)	158	3,609
JNBY Design Ltd.(2)	1,000	1,071
Kaisa Group Holdings Ltd.(1)	22,000	9,868
Kandi Technologies Group, Inc.(1)(2)	205	771
Kasen International Holdings Ltd.(1)(2)	3,000	546
Kingboard Holdings Ltd.	6,000	16,026
Kingboard Laminates Holdings Ltd.	11,500	11,618
Kingdee International Software Group Co. Ltd.	10,000	12,907
Kingsoft Corp. Ltd.(1)(2)	3,000	9,860
Kunlun Energy Co. Ltd.	16,000	11,234
KWG Group Holdings Ltd.(1)	14,000	20,699
Lee & Man Chemical Co. Ltd.	4,000	1,851
Lee & Man Paper Manufacturing Ltd.	6,000	4,720
Lee's Pharmaceutical Holdings Ltd.	2,000	1,012
Lenovo Group Ltd.	24,000	14,941
LexinFintech Holdings Ltd. ADR(1)(2)	388	4,516
Li Ning Co. Ltd.	18,500	49,116
Logan Property Holdings Co. Ltd.	4,000	6,887
Longfor Group Holdings Ltd.	3,000	13,992
Lonking Holdings Ltd.	18,000	5,055
Luye Pharma Group Ltd.	9,500	5,850
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	1,470
Maoyan Entertainment(1)	800	1,168
Meitu, Inc.(1)	5,500	1,309
Meituan Dianping, Class B(1)	1,500	19,204
Metallurgical Corp. of China Ltd., H Shares	5,000	959
Midea Real Estate Holding Ltd.	600	1,728
MMG Ltd.(1)	8,000	1,660
Modern Land China Co. Ltd.	10,000	1,356
Momo, Inc. ADR	940	26,433
Mulsanne Group Holding Ltd.(1)	2,500	2,252
Nam Tai Property, Inc.(1)(2)	124	843
NetDragon Websoft Holdings Ltd.	1,000	2,749
NetEase, Inc. ADR	187	59,599
New China Life Insurance Co. Ltd., H Shares	1,300	4,997
New Oriental Education & Technology Group, Inc. ADR(1)	389	49,749
Nexteer Automotive Group Ltd.	4,000	2,970
Nine Dragons Paper Holdings Ltd.	13,000	15,293
NIO, Inc. ADR(1)(2)	381	1,574
Niu Technologies ADR(1)	119	1,014
Noah Holdings Ltd. ADR(1)	83	2,356

14

	Shares	Value
OneSmart International Education Group Ltd. ADR(1)	516	$2,807
Oshidori International Holdings Ltd.	18,000	1,716
Pacific Millennium Packaging Group Corp.	2,000	1,187
Pacific Online Ltd.	6,000	1,226
PAX Global Technology Ltd.	4,000	1,999
People's Insurance Co. Group of China Ltd. (The), H Shares	15,000	5,351
PetroChina Co. Ltd. ADR	483	18,866
Phoenix New Media Ltd. ADR	318	553
PICC Property & Casualty Co. Ltd., H Shares	16,000	16,711
Pinduoduo, Inc. ADR(1)	143	5,117
Ping An Healthcare and Technology Co. Ltd.(1)(2)	800	7,931
Ping An Insurance Group Co. of China Ltd. ADR(2)	6,529	146,837
Poly Property Group Co. Ltd.	19,000	7,204
Postal Savings Bank of China Co. Ltd., H Shares	15,000	9,518
Pou Sheng International Holdings Ltd.	10,000	2,565
Powerlong Real Estate Holdings Ltd.	7,000	4,403
Prinx Chengshan Cayman Holding Ltd.	1,000	1,028
PW Medtech Group Ltd.(1)	7,000	1,015
Qingling Motors Co. Ltd., H Shares	6,000	1,311
Qudian, Inc. ADR(1)(2)	1,559	4,085
Redsun Properties Group Ltd.	4,000	1,262
Road King Infrastructure Ltd.	1,000	1,720
Ronshine China Holdings Ltd.(1)(2)	5,500	6,143
Scholar Education Group	1,000	1,327
Semiconductor Manufacturing International Corp.(1)(2)	9,500	18,706
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	8,000	10,342
Shanghai Electric Group Co. Ltd., H Shares	4,000	1,135
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	2,000	1,143
Shanghai Haohai Biological Technology Co. Ltd., H Shares(1)	200	1,023
Shanghai Industrial Holdings Ltd.(1)	4,000	7,099
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,500	2,756
Sheng Ye Capital Ltd.	2,000	1,793
Shenzhen Expressway Co. Ltd., H Shares	6,000	7,296
Shenzhen International Holdings Ltd.	8,500	16,357
Shenzhen Investment Ltd.	24,000	8,112
Shenzhou International Group Holdings Ltd.	2,100	26,050
Shimao Property Holdings Ltd.	6,500	23,483
Shirble Department Store Holdings China Ltd.(1)	8,000	1,349
Shougang Concord International Enterprises Co. Ltd.	36,000	1,560
Shougang Fushan Resources Group Ltd.	12,000	2,321
Shui On Land Ltd.	34,500	6,900
Sihuan Pharmaceutical Holdings Group Ltd.	13,000	1,529
Silver Grant International Holdings Group Ltd.(1)	8,000	1,167
Sina Corp.(1)	249	8,155
Sino Biopharmaceutical Ltd.	12,000	17,649
Sino-Ocean Group Holding Ltd.	10,000	3,666
Sinofert Holdings Ltd.(1)	12,000	1,204

15

	Shares	Value
Sinopec Engineering Group Co. Ltd., H Shares	6,000	$2,963
Sinopec Kantons Holdings Ltd.	4,000	1,625
Sinopec Shanghai Petrochemical Co. Ltd. ADR	48	1,221
Sinopharm Group Co. Ltd., H Shares	2,800	8,759
Sinotrans Ltd., H Shares	4,000	1,142
Sinotruk Hong Kong Ltd.	5,500	10,674
Skyfame Realty Holdings Ltd.	12,000	1,558
Skyworth Group Ltd.(1)	8,000	2,022
Sogou, Inc. ADR(1)(2)	215	914
SOHO China Ltd.	11,000	4,007
Sohu.com Ltd. ADR(1)	102	972
Sparkle Roll Group Ltd.(1)	32,000	972
SSY Group Ltd.	10,000	8,479
Sun Art Retail Group Ltd.	9,000	11,580
Sun King Power Electronics Group	8,000	1,350
Sunac China Holdings Ltd.	6,000	33,091
Sunny Optical Technology Group Co. Ltd.	2,600	40,854
TAL Education Group ADR(1)	286	15,556
TCL Electronics Holdings Ltd.	3,000	1,667
Tencent Holdings Ltd.	8,900	438,996
Tencent Music Entertainment Group ADR(1)	145	1,759
Texhong Textile Group Ltd.	1,000	1,050
Tian Ge Interactive Holdings Ltd.(1)	5,000	1,116
Tiangong International Co. Ltd.	4,000	1,402
Tianjin Port Development Holdings Ltd.	12,000	1,068
Tianli Education International Holdings Ltd.	5,000	2,623
Tianneng Power International Ltd.	4,000	2,959
Times China Holdings Ltd.	3,000	5,606
Tingyi Cayman Islands Holding Corp.	14,000	25,453
Tong Ren Tang Technologies Co. Ltd., H Shares	2,000	1,854
Tongda Group Holdings Ltd.	40,000	3,848
TravelSky Technology Ltd., H Shares	2,000	3,938
Trigiant Group Ltd.(1)	6,000	1,527
Trip.com Group Ltd. ADR(1)	636	19,309
Truly International Holdings Ltd.(1)	8,000	1,088
Tsingtao Brewery Co. Ltd., H Shares	2,000	10,362
Uni-President China Holdings Ltd.	5,000	5,170
United Strength Power Holdings Ltd.	2,000	1,463
Vinda International Holdings Ltd.	4,000	10,334
Vipshop Holdings Ltd. ADR(1)	3,981	51,076
Want Want China Holdings Ltd.	30,000	23,354
Wasion Holdings Ltd.	6,000	2,448
Weibo Corp. ADR(1)	197	8,302
Weichai Power Co. Ltd., H Shares	3,000	5,958
West China Cement Ltd.	28,000	4,564
Wharf Holdings Ltd. (The)(2)	6,000	12,749
Wisdom Education International Holdings Co. Ltd.	4,000	1,537

16

	Shares	Value
WuXi AppTec Co. Ltd., H Shares	100	$1,489
Wuxi Biologics Cayman, Inc.(1)	500	7,290
Xiamen International Port Co. Ltd., H Shares	8,000	928
Xiaomi Corp., Class B(1)(2)	15,000	24,429
Xingda International Holdings Ltd.	9,000	2,675
Xinyi Solar Holdings Ltd.	16,000	12,634
XTEP International Holdings Ltd.	4,000	1,623
Xunlei Ltd. ADR(1)	202	879
Yadea Group Holdings Ltd.	6,000	1,592
Yanzhou Coal Mining Co. Ltd., H Shares	8,000	6,107
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares	1,200	7,268
Yihai International Holding Ltd.(1)	2,000	13,491
Yincheng International Holding Co. Ltd.(1)	4,000	1,371
Yixin Group Ltd.(1)(2)	7,000	1,520
Yongsheng Advanced Materials Co. Ltd.	5,000	1,225
YuanShengTai Dairy Farm Ltd.(1)	25,000	870
Yuexiu Property Co. Ltd.	28,000	5,749
Yuexiu Transport Infrastructure Ltd.	8,000	6,237
Yum China Holdings, Inc.	1,904	83,376
Yuzhou Properties Co. Ltd.	14,000	6,842
Zhaojin Mining Industry Co. Ltd., H Shares	3,500	4,240
Zhejiang Expressway Co. Ltd., H Shares	4,000	3,043
Zhenro Properties Group Ltd.	6,000	3,924
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	800	3,418
Zhongliang Holdings Group Co. Ltd.	6,500	4,706
Zhongsheng Group Holdings Ltd.	5,500	21,138
Zhou Hei Ya International Holdings Co. Ltd.	8,000	4,276
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	900	3,138
Zijin Mining Group Co. Ltd., H Shares	14,000	6,334
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,600	3,850
ZTE Corp., H Shares(1)	1,400	5,844
ZTO Express Cayman, Inc. ADR	931	21,841
		4,756,468
Colombia — 0.4%
Avianca Holdings SA Preference Shares	2,431	1,133
Banco Davivienda SA Preference Shares	467	5,573
Bancolombia SA	337	3,735
Bancolombia SA ADR	165	7,834
Cementos Argos SA	1,760	2,651
Corp. Financiera Colombiana SA(1)	1,004	9,186
Ecopetrol SA ADR	547	9,655
Grupo Argos SA	1,873	7,983
Grupo Aval Acciones y Valores SA Preference Shares	3,792	1,562
Interconexion Electrica SA ESP	1,404	7,421
		56,733
Czech Republic — 0.2%
CEZ AS	434	8,317

17

	Shares	Value
Komercni banka AS	63	$1,934
Moneta Money Bank AS	3,101	10,306
		20,557
Egypt — 0.1%
Commercial International Bank Egypt S.A.E. GDR	4,098	20,102
Greece — 0.3%
Aegean Airlines SA	410	2,868
Alpha Bank AE(1)	2,608	3,749
Attica Bank SA(1)	2,201	501
Eurobank Ergasias SA(1)	3,058	1,929
Fourlis Holdings SA(1)	301	1,635
GEK Terna Holding Real Estate Construction SA(1)	747	5,051
Hellenic Petroleum SA	215	1,487
Hellenic Telecommunications Organization SA	265	3,760
JUMBO SA	106	1,664
Motor Oil Hellas Corinth Refineries SA	207	3,405
Mytilineos SA	418	3,176
National Bank of Greece SA(1)	1,785	3,967
Piraeus Bank SA(1)	1,645	3,670
Public Power Corp. SA(1)	523	1,716
Terna Energy SA(1)	135	1,127
Titan Cement International SA(1)	149	2,102
Viohalco SA(1)	450	1,330
		43,137
Hungary — 0.3%
Magyar Telekom Telecommunications plc	6,103	7,931
MOL Hungarian Oil & Gas plc	1,508	11,686
OTP Bank Nyrt	470	20,475
Richter Gedeon Nyrt	290	5,893
		45,985
India — 6.0%
Axis Bank Ltd. GDR	3,812	181,595
Dr Reddy's Laboratories Ltd. ADR	1,238	49,718
ICICI Bank Ltd. ADR	2,492	34,564
Infosys Ltd. ADR	14,709	148,120
Reliance Industries Ltd. GDR	7,337	269,757
State Bank of India GDR(1)	247	10,865
Tata Motors Ltd. ADR(1)	7,796	71,411
Vedanta Ltd. ADR	9,912	65,122
Wipro Ltd. ADR	2,528	8,722
		839,874
Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	16,900	1,785
Adaro Energy Tbk PT	119,000	9,751
Agung Podomoro Land Tbk PT(1)	80,200	733
AKR Corporindo Tbk PT	5,100	936
Alam Sutera Realty Tbk PT(1)	59,300	630

18

	Shares	Value
Aneka Tambang Tbk	31,700	$1,272
Astra International Tbk PT	50,800	19,762
Bank Central Asia Tbk PT	9,700	21,167
Bank Mandiri Persero Tbk PT	47,800	23,940
Bank Negara Indonesia Persero Tbk PT	16,700	8,228
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,700	906
Bank Pembangunan Daerah Jawa Timur Tbk PT	24,900	1,067
Bank Rakyat Indonesia Persero Tbk PT	101,700	29,693
Bank Tabungan Negara Persero Tbk PT	27,700	3,246
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	6,300	1,657
Barito Pacific Tbk PT(1)	21,200	1,458
Bukit Asam Tbk PT	20,400	3,184
Bumi Serpong Damai Tbk PT(1)	24,500	1,720
Charoen Pokphand Indonesia Tbk PT	15,500	6,172
Ciputra Development Tbk PT	36,000	2,398
Erajaya Swasembada Tbk PT	19,200	2,196
Global Mediacom Tbk PT(1)	53,600	1,162
Indah Kiat Pulp & Paper Corp Tbk PT	26,000	10,310
Indika Energy Tbk PT	12,700	671
Indo Tambangraya Megah Tbk PT	1,900	1,496
Indocement Tunggal Prakarsa Tbk PT	1,500	1,575
Indofood CBP Sukses Makmur Tbk PT	4,800	3,437
Indofood Sukses Makmur Tbk PT	26,800	12,143
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,200	964
Jasa Marga Persero Tbk PT	13,300	4,338
Kalbe Farma Tbk PT	18,300	1,571
Kresna Graha Investama Tbk PT(1)	28,000	921
Link Net Tbk PT	9,300	2,271
Lippo Karawaci Tbk PT(1)	201,500	3,212
Matahari Department Store Tbk PT	13,500	2,954
Medco Energi Internasional Tbk PT(1)	59,100	2,617
Media Nusantara Citra Tbk PT	40,300	3,609
Mitra Adiperkasa Tbk PT	70,300	3,922
Pabrik Kertas Tjiwi Kimia Tbk PT	8,400	3,512
Pakuwon Jati Tbk PT	27,500	1,024
Panin Financial Tbk PT(1)	50,100	880
Perusahaan Gas Negara Tbk PT	38,500	3,434
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,800	1,001
PP Persero Tbk PT	10,100	848
PT Adi Sarana Armada Tbk(1)	18,500	632
PT Bank Pan Indonesia Tbk(1)	16,900	1,283
PT Buana Lintas Lautan Tbk(1)	81,100	836
PT Buyung Poetra Sembada	17,000	984
PT Indosat Tbk(1)	13,500	1,919
PT Japfa Comfeed Indonesia Tbk	12,700	1,250
PT Malindo Feedmill Tbk	13,400	635
PT Ramayana Lestari Sentosa Tbk	13,500	969

19

	Shares	Value
PT Rimo International Lestari Tbk(1)	329,900	$1,150
PT Selamat Sempurna Tbk	11,000	1,129
PT Surya Esa Perkasa Tbk(1)	52,700	606
Puradelta Lestari Tbk PT	105,100	1,729
Salim Ivomas Pratama Tbk PT(1)	44,700	864
Sawit Sumbermas Sarana Tbk PT	16,200	916
Semen Gresik Persero Tbk PT	6,400	4,632
Siloam International Hospitals Tbk PT(1)	2,000	896
Sri Rejeki Isman Tbk PT	54,600	757
Summarecon Agung Tbk PT	14,200	839
Surya Citra Media Tbk PT	19,300	1,526
Surya Semesta Internusa Tbk PT	20,600	931
Telekomunikasi Indonesia Persero Tbk PT ADR	1,217	29,512
Tower Bersama Infrastructure Tbk PT	32,500	2,519
Tunas Baru Lampung Tbk PT	24,900	1,067
Unilever Indonesia Tbk PT	13,000	6,184
United Tractors Tbk PT	5,000	5,784
Waskita Beton Precast Tbk PT	48,300	628
Waskita Karya Persero Tbk PT	11,200	757
Wijaya Karya Persero Tbk PT	7,800	1,032
XL Axiata Tbk PT(1)	26,500	4,802
		286,541
Malaysia — 2.2%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	999
Aeon Co. M Bhd	5,500	1,801
AEON Credit Service M Bhd	500	1,635
AirAsia Group Bhd	8,300	1,998
Alliance Bank Malaysia Bhd	2,800	1,542
AMMB Holdings Bhd	9,700	8,514
ATA IMS Bhd	2,900	1,039
Axiata Group Bhd	2,100	2,093
Berjaya Corp. Bhd(1)	17,400	887
Bermaz Auto Bhd	4,200	1,769
Bumi Armada Bhd(1)	18,600	1,409
Bursa Malaysia Bhd	700	919
Carlsberg Brewery Malaysia Bhd	400	3,027
CIMB Group Holdings Bhd	12,400	14,247
Coastal Contracts Bhd(1)	3,400	911
D&O Green Technologies Bhd	5,600	937
Dagang NeXchange Bhd	15,500	795
Dayang Enterprise Holdings Bhd(1)	2,900	1,624
Dialog Group Bhd	14,600	11,568
DiGi.Com Bhd	5,000	4,892
DRB-Hicom Bhd	5,900	3,130
Dufu Technology Corp. Bhd	1,400	1,424
Econpile Holdings Bhd	5,500	867
Ekovest Bhd	9,600	1,480

20

	Shares	Value
FGV Holdings Bhd(1)	16,100	$4,418
Fraser & Neave Holdings Bhd	200	1,458
Frontken Corp. Bhd	3,300	1,792
Gamuda Bhd	9,500	7,459
Genting Bhd	6,300	7,397
Genting Malaysia Bhd	11,100	7,620
Genting Plantations Bhd	300	713
Globetronics Technology Bhd	3,900	1,936
Hai-O Enterprise Bhd	2,000	902
HAP Seng Consolidated Bhd	500	1,063
Hartalega Holdings Bhd	2,600	3,825
Hengyuan Refining Co. Bhd(1)	1,000	854
Hibiscus Petroleum Bhd(1)	7,000	1,266
Hong Leong Bank Bhd	600	2,182
Hong Leong Financial Group Bhd	300	1,089
Hong Leong Industries Bhd	400	886
IHH Healthcare Bhd	1,300	1,766
IJM Corp. Bhd	6,100	2,820
Inari Amertron Bhd	11,800	4,002
IOI Corp. Bhd	2,300	2,275
JAKS Resources Bhd(1)	4,300	1,287
Jaya Tiasa Holdings Bhd(1)	5,700	777
Kossan Rubber Industries	1,300	1,481
KPJ Healthcare Bhd	8,200	1,880
KSL Holdings Bhd(1)	5,500	926
Kuala Lumpur Kepong Bhd	400	2,064
Land & General Bhd	29,900	886
LBS Bina Group Bhd	8,700	960
Leong Hup International Bhd	5,600	922
Lii Hen Industries Bhd	1,400	960
Lotte Chemical Titan Holding Bhd	1,900	712
Mah Sing Group Bhd	6,700	1,077
Malakoff Corp. Bhd	6,800	1,411
Malayan Banking Bhd	5,800	11,615
Malaysia Airports Holdings Bhd	900	1,412
Malaysia Building Society Bhd	5,500	1,007
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	836
Malaysian Pacific Industries Bhd	700	1,813
Malaysian Resources Corp. Bhd	9,900	1,338
Matrix Concepts Holdings Bhd	2,600	1,198
Maxis Bhd	4,100	5,281
Media Prima Bhd(1)	15,000	631
Mega First Corp. Bhd	2,100	2,532
MISC Bhd	2,500	4,500
MKH Bhd	2,900	954
MMC Corp. Bhd	5,600	1,178
Muhibbah Engineering M Bhd	2,000	762

21

	Shares	Value
My EG Services Bhd	3,700	$989
Naim Holdings Bhd(1)	4,300	1,088
Nestle Malaysia Bhd	100	3,385
OCK Group Bhd(1)	7,100	902
OSK Holdings Bhd	6,600	1,456
Padini Holdings Bhd	2,100	1,504
Paramount Corp. Bhd	3,400	1,041
Perak Transit Bhd	16,700	792
Petronas Chemicals Group Bhd	4,000	5,135
Petronas Dagangan Bhd	900	4,863
Petronas Gas Bhd	1,000	3,953
Poh Huat Resources Holdings Bhd	2,800	863
PPB Group Bhd	500	2,142
Press Metal Aluminium Holdings Bhd	1,700	1,884
Public Bank Bhd	2,300	9,330
QL Resources Bhd	1,500	2,904
Ranhill Holdings Bhd	3,700	829
RHB Bank Bhd	4,600	6,067
Sam Engineering & Equipment M Bhd	600	1,061
Sapura Energy Bhd	43,200	1,910
Sarawak Oil Palms Bhd	1,400	1,102
Serba Dinamik Holdings Bhd	4,000	2,110
Sime Darby Bhd	4,000	1,898
Sime Darby Plantation Bhd	2,900	3,433
Sime Darby Property Bhd	5,400	993
SKP Resources Bhd	5,100	1,609
SP Setia Bhd Group	3,200	970
Sunway Bhd	10,600	4,451
Supermax Corp. Bhd	4,467	1,668
Syarikat Takaful Malaysia Keluarga Bhd	1,400	1,577
Ta Ann Holdings Bhd(1)	1,700	1,215
TA Enterprise Bhd	7,300	1,022
Telekom Malaysia Bhd	4,700	4,125
Tenaga Nasional Bhd	9,600	27,554
Thong Guan Industries Bhd	1,200	1,109
TIME dotCom Bhd	1,500	3,320
Top Glove Corp. Bhd	2,900	3,856
Tropicana Corp. Bhd	4,600	955
Uchi Technologies Bhd	1,500	948
UEM Sunrise Bhd(1)	6,800	959
Unisem M Bhd	3,800	1,822
UOA Development Bhd	3,100	1,434
Velesto Energy Bhd(1)	22,900	1,639
ViTrox Corp. Bhd	600	1,198
Vizione Holdings Bhd(1)	5,100	871
VS Industry Bhd	10,700	3,274
Wah Seong Corp. Bhd(1)	4,100	1,128

22

	Shares	Value
WCT Holdings Bhd(1)	7,300	$1,132
Westports Holdings Bhd	3,100	2,529
Yinson Holdings Bhd	700	1,188
YTL Corp. Bhd	4,800	962
		309,779
Mexico — 2.7%
Alfa SAB de CV, Series A	19,300	12,423
Alsea SAB de CV(1)	4,700	9,559
America Movil SAB de CV, Class L ADR	2,562	40,685
Arca Continental SAB de CV	300	1,654
Banco del Bajio SA	2,700	4,228
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	281	1,812
Bolsa Mexicana de Valores SAB de CV	1,400	2,974
Cemex SAB de CV ADR	708	2,322
Coca-Cola Femsa SAB de CV	2,000	11,193
Consorcio ARA SAB de CV(2)	4,900	889
Controladora Vuela Cia de Aviacion SAB de CV ADR(1)	753	7,568
Corp. Inmobiliaria Vesta SAB de CV	4,500	7,154
Credito Real SAB de CV SOFOM ER	1,900	2,017
El Puerto de Liverpool SAB de CV, Class C1	600	2,835
Fomento Economico Mexicano SAB de CV ADR	160	13,022
Genomma Lab Internacional SAB de CV, Class B(1)	6,800	6,979
Gentera SAB de CV	9,800	9,430
Gruma SAB de CV, B Shares	1,560	15,056
Grupo Aeromexico SAB de CV(1)	1,800	1,085
Grupo Aeroportuario del Centro Norte SAB de CV ADR	318	16,561
Grupo Aeroportuario del Pacifico SAB de CV ADR	164	17,774
Grupo Aeroportuario del Sureste SAB de CV ADR	43	7,181
Grupo Bimbo SAB de CV, Series A	1,700	2,564
Grupo Carso SAB de CV	1,200	3,345
Grupo Cementos de Chihuahua SAB de CV	400	1,985
Grupo Comercial Chedraui SA de CV	1,300	1,783
Grupo Financiero Banorte SAB de CV	6,900	37,727
Grupo Financiero Inbursa SAB de CV	7,400	8,027
Grupo GICSA SAB de CV(1)	8,000	2,678
Grupo Industrial Saltillo SAB de CV	1,800	1,965
Grupo Mexico SAB de CV, Series B	11,600	27,410
Grupo Rotoplas SAB de CV(1)	1,700	1,282
Grupo Televisa SAB ADR	1,641	15,425
Grupo Traxion SAB de CV(1)	1,500	1,161
Hoteles City Express SAB de CV(1)	1,300	788
Industrias Bachoco SAB de CV	700	2,528
Industrias Penoles SAB de CV	780	7,016
Infraestructura Energetica Nova SAB de CV	1,300	5,706
Kimberly-Clark de Mexico SAB de CV, A Shares	5,000	9,518
La Comer SAB de CV(1)	2,600	3,078
Nemak SAB de CV	5,900	1,948

23

	Shares	Value
Orbia Advance Corp. SAB de CV	1,900	$3,741
Promotora y Operadora de Infraestructura SAB de CV	800	7,838
Qualitas Controladora SAB de CV	1,700	7,298
Regional SAB de CV	2,000	11,126
Telesites SAB de CV(1)	10,400	7,910
Unifin Financiera SAB de CV	700	1,088
Wal-Mart de Mexico SAB de CV	5,700	16,046
		385,382
Peru — 0.4%
Cia de Minas Buenaventura SAA ADR	1,104	12,310
Credicorp Ltd.	163	29,547
Southern Copper Corp.	237	7,975
		49,832
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	4,100	3,407
Aboitiz Power Corp.	3,700	2,010
Alliance Global Group, Inc.(1)	13,200	2,603
Ayala Corp.	870	11,292
Ayala Land, Inc.	15,500	11,901
Ayalaland Logistics Holdings Corp.(1)	17,000	667
Bank of the Philippine Islands	3,100	4,514
BDO Unibank, Inc.	3,690	10,027
Cebu Air, Inc.	1,890	2,730
Century Pacific Food, Inc.	6,000	1,729
Chelsea Logistics and Infrastructure Holdings Corp.(1)	9,200	644
Cosco Capital, Inc.	18,400	2,250
D&L Industries, Inc.	6,700	952
DMCI Holdings, Inc.	16,300	1,691
DoubleDragon Properties Corp.(1)	2,700	896
East West Banking Corp.(1)	5,400	1,167
EEI Corp.	5,000	781
Filinvest Land, Inc.	41,000	991
First Gen Corp.	9,700	3,510
Ginebra San Miguel, Inc.	1,300	888
Global Ferronickel Holdings, Inc.(1)	35,000	670
Globe Telecom, Inc.	175	6,120
GT Capital Holdings, Inc.	270	3,734
Integrated Micro-Electronics, Inc.	6,600	637
International Container Terminal Services, Inc.	3,900	8,057
JG Summit Holdings, Inc.	5,010	6,665
Jollibee Foods Corp.	480	1,603
Manila Electric Co.	470	2,492
Manila Water Co., Inc.	2,800	642
Max's Group, Inc.	4,100	707
Megaworld Corp.	23,000	1,537
Metro Pacific Investments Corp.	72,000	4,327
Metropolitan Bank & Trust Co.	5,320	5,863

24

	Shares	Value
Nickel Asia Corp.	18,000	$765
Petron Corp.	15,000	986
Pilipinas Shell Petroleum Corp.	1,600	805
PLDT, Inc. ADR	388	7,372
Puregold Price Club, Inc.	8,000	5,803
Robinsons Land Corp.	6,000	2,487
Security Bank Corp.	870	2,623
Semirara Mining & Power Corp.	8,100	3,064
SM Investments Corp.	225	4,306
SM Prime Holdings, Inc.	8,100	6,075
Universal Robina Corp.	1,010	2,829
Vista Land & Lifescapes, Inc.	13,800	1,697
Wilcon Depot, Inc.	2,700	958
		147,474
Poland — 0.9%
Alior Bank SA(1)	357	1,930
AmRest Holdings SE(1)	410	4,183
Asseco Poland SA	101	1,569
Bank Millennium SA(1)	1,565	1,933
Bank Polska Kasa Opieki SA	174	3,927
CCC SA	89	1,635
CD Projekt SA	133	9,491
Ciech SA(1)	149	1,338
Cyfrowy Polsat SA	476	3,075
Dino Polska SA(1)	40	1,468
Enea SA(1)	1,082	1,552
Eurocash SA	512	2,377
Famur SA	1,310	871
Grupa Azoty SA(1)	224	1,163
Grupa Lotos SA	431	6,553
Jastrzebska Spolka Weglowa SA	271	939
KGHM Polska Miedz SA(1)	678	12,336
KRUK SA	176	6,200
LPP SA	6	10,625
Lubelski Wegiel Bogdanka SA	109	458
mBank SA(1)	58	4,413
Neuca SA	24	2,275
Orange Polska SA(1)	5,654	8,963
PGE Polska Grupa Energetyczna SA(1)	892	1,025
PKP Cargo SA	196	633
PLAY Communications SA	669	5,227
Polski Koncern Naftowy ORLEN SA	697	10,504
Polskie Gornictwo Naftowe i Gazownictwo SA	5,582	4,579
Powszechna Kasa Oszczednosci Bank Polski SA	1,136	9,097
Powszechny Zaklad Ubezpieczen SA	685	6,129
Santander Bank Polska SA	19	1,228
Tauron Polska Energia SA(1)	4,640	1,311
		129,007

25

	Shares	Value
Russia — 3.5%
Gazprom PJSC ADR	10,104	$61,417
Globaltrans Investment plc GDR	1,675	12,499
LUKOIL PJSC ADR	1,399	121,634
Magnit PJSC GDR	1,244	13,849
Mail.ru Group Ltd. GDR(1)	87	1,691
MMC Norilsk Nickel PJSC ADR	2,396	72,585
Mobile TeleSystems PJSC ADR	1,922	18,643
Novatek PJSC GDR	78	11,305
Novolipetsk Steel PJSC GDR	290	5,529
O'Key Group SA GDR	1,578	1,938
PhosAgro PJSC GDR	351	3,905
Ros Agro plc GDR	125	1,131
Rosneft Oil Co. PJSC GDR	2,965	18,064
Sberbank of Russia PJSC ADR (London)	3,371	47,813
Severstal PJSC GDR	454	5,529
Tatneft PJSC ADR	976	58,504
TMK PJSC GDR	573	1,717
VTB Bank PJSC GDR	8,804	11,269
X5 Retail Group NV GDR	529	16,540
		485,562
South Africa — 4.9%
Absa Group Ltd.	2,128	18,227
Adcock Ingram Holdings Ltd.	305	792
Advtech Ltd.	2,317	1,379
AECI Ltd.	849	5,652
African Oxygen Ltd.	915	1,114
African Rainbow Minerals Ltd.	531	4,623
Afrimat Ltd.	756	1,370
Alexander Forbes Group Holdings Ltd.	4,775	1,439
Anglo American Platinum Ltd.	106	7,299
AngloGold Ashanti Ltd. ADR	1,345	23,470
Aspen Pharmacare Holdings Ltd.(1)	2,183	14,341
Astral Foods Ltd.	317	3,822
AVI Ltd.	1,424	6,683
Balwin Properties Ltd.	4,197	909
Barloworld Ltd.	1,806	9,458
Bid Corp. Ltd.	577	10,488
Bidvest Group Ltd. (The)	811	9,630
Blue Label Telecoms Ltd.(1)	5,048	805
Brait SE(1)	4,194	1,737
Capitec Bank Holdings Ltd.	84	7,084
Cashbuild Ltd.	72	745
City Lodge Hotels Ltd.	189	601
Clicks Group Ltd.	906	13,983
Coronation Fund Managers Ltd.	861	2,204
Curro Holdings Ltd.	896	655

26

	Shares	Value
DataTec Ltd.	2,210	$4,346
Dis-Chem Pharmacies Ltd.	1,100	1,523
Discovery Ltd.	859	5,273
DRDGOLD Ltd.	2,645	1,697
EOH Holdings Ltd.(1)	1,194	241
EPP NV	3,537	3,607
Exxaro Resources Ltd.	1,339	9,848
Famous Brands Ltd.	293	1,040
FirstRand Ltd.	6,309	22,412
Foschini Group Ltd. (The)	585	4,661
Gold Fields Ltd. ADR	5,050	29,946
Harmony Gold Mining Co. Ltd. ADR(1)	5,026	17,088
Impala Platinum Holdings Ltd.(1)	3,246	26,270
Imperial Logistics Ltd.	426	1,279
Investec Ltd.	1,146	5,948
JSE Ltd.	799	5,151
KAP Industrial Holdings Ltd.	12,206	2,319
Kumba Iron Ore Ltd.	158	2,953
Lewis Group Ltd.	508	867
Liberty Holdings Ltd.	1,009	6,072
Life Healthcare Group Holdings Ltd.	3,939	5,561
Massmart Holdings Ltd.(1)	349	1,032
Metair Investments Ltd.	1,914	2,542
MiX Telematics Ltd. ADR	83	1,101
Momentum Metropolitan Holdings	7,818	9,132
Motus Holdings Ltd.	1,693	7,966
Mpact Ltd.	965	788
Mr Price Group Ltd.	956	9,435
MTN Group Ltd.	4,935	23,342
MultiChoice Group(1)	1,603	9,408
Murray & Roberts Holdings Ltd.	1,453	866
Nampak Ltd.(1)	4,076	873
Naspers Ltd., N Shares ADR	1,821	56,761
Nedbank Group Ltd.	1,028	11,977
NEPI Rockcastle plc	1,369	10,047
Netcare Ltd.	9,771	11,702
Northam Platinum Ltd.(1)	1,379	9,807
Oceana Group Ltd.	464	1,654
Old Mutual Ltd.	11,677	11,796
Omnia Holdings Ltd.(1)	2,481	3,961
Pepkor Holdings Ltd.	861	863
Peregrine Holdings Ltd.	1,307	1,512
Pick n Pay Stores Ltd.	1,527	5,559
PPC Ltd.(1)	7,668	737
Rand Merchant Investment Holdings Ltd.	3,626	5,980
Raubex Group Ltd.	1,373	1,850
Remgro Ltd.	1,766	18,136

27

	Shares	Value
Reunert Ltd.	1,335	$4,806
RMB Holdings Ltd.	1,739	7,897
Royal Bafokeng Platinum Ltd.(1)	876	2,829
Sanlam Ltd.	2,520	10,818
Sappi Ltd.(1)	5,271	9,867
Sasol Ltd. ADR(1)	1,697	20,958
Shoprite Holdings Ltd.	1,124	8,104
Sibanye Stillwater Ltd. ADR(1)(2)	1,866	15,786
SPAR Group Ltd. (The)	743	8,078
Standard Bank Group Ltd.	2,400	23,041
Sun International Ltd.(1)	488	992
Super Group Ltd.(1)	1,412	1,938
Telkom SA SOC Ltd.	1,510	2,585
Tiger Brands Ltd.	714	7,021
Trencor Ltd.(1)	1,689	935
Truworths International Ltd.	1,793	5,266
Tsogo Sun Gaming Ltd.	3,616	2,134
Tsogo Sun Hotels Ltd.(1)	3,866	753
Vodacom Group Ltd.	1,730	12,425
Wilson Bayly Holmes-Ovcon Ltd.	577	3,652
Woolworths Holdings Ltd.	3,379	7,931
Zeder Investments Ltd.	8,750	2,418
		685,673
South Korea — 13.7%
AfreecaTV Co. Ltd.	68	3,114
Amorepacific Corp.	51	6,860
AMOREPACIFIC Group	58	3,001
Aprogen KIC, Inc.(1)	437	872
Aprogen pharmaceuticals, Inc.(1)	724	915
Asiana Airlines, Inc.(1)	1,097	3,663
BGF retail Co. Ltd.	30	3,746
BH Co. Ltd.(1)	157	2,373
BNK Financial Group, Inc.	2,114	10,734
Boditech Med, Inc.	98	963
Celltrion Healthcare Co. Ltd.(1)	96	5,268
Celltrion, Inc.(1)	112	15,652
Cheil Worldwide, Inc.	192	3,093
CJ CheilJedang Corp.	49	9,930
CJ Corp.	49	3,286
CJ ENM Co. Ltd.	30	3,140
CJ Logistics Corp.(1)	31	3,420
Com2uSCorp	44	3,566
Coway Co. Ltd.	144	8,216
Daelim Industrial Co. Ltd.	122	7,273
Daesang Corp.	199	3,234
Daewoo Engineering & Construction Co. Ltd.(1)	1,018	3,440
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	3,633

28

	Shares	Value
Daishin Securities Co. Ltd.	202	$1,562
Daou Technology, Inc.	207	2,744
Dawonsys Co. Ltd.	146	1,942
DB HiTek Co. Ltd.	507	10,067
DB Insurance Co. Ltd.	343	12,331
DGB Financial Group, Inc.	623	2,906
Dong-A Socio Holdings Co. Ltd.	49	3,449
Dongjin Semichem Co. Ltd.	277	3,356
DongKook Pharmaceutical Co. Ltd.	27	1,872
Dongkuk Steel Mill Co. Ltd.(1)	483	1,859
Douzone Bizon Co. Ltd.	61	4,349
E-MART, Inc.	155	13,648
Eo Technics Co. Ltd.	17	1,254
F&F Co. Ltd.	44	3,420
Feelux Co. Ltd.(1)	311	1,374
Fila Holdings Corp.	91	2,888
Grand Korea Leisure Co. Ltd.	242	3,395
GS Engineering & Construction Corp.	283	6,109
GS Holdings Corp.	446	15,257
GS Retail Co. Ltd.	123	3,549
Hana Financial Group, Inc.	2,011	51,923
Hana Tour Service, Inc.	48	1,695
Handsome Co. Ltd.	74	1,502
Hanjin Kal Corp.	120	6,663
Hanjin Transportation Co. Ltd.	119	3,054
Hankook Tire & Technology Co. Ltd.	672	14,312
Hanon Systems	415	3,630
Hansol Chemical Co. Ltd.	45	3,468
Hansol Paper Co. Ltd.	319	3,394
Hansol Technics Co. Ltd.(1)	511	3,019
Hanwha Aerospace Co. Ltd.(1)	134	3,064
Hanwha Corp.	379	6,388
Hanwha Investment & Securities Co. Ltd.(1)	1,230	1,811
Hanwha Life Insurance Co. Ltd.	1,969	2,716
Hanwha Solutions Corp.	248	3,638
HDC Hyundai Development Co-Engineering & Construction, E Shares	178	2,642
Hite Jinro Co. Ltd.	173	3,803
HLB, Inc.(1)	47	3,722
Hotel Shilla Co. Ltd.	73	4,904
HS Industries Co. Ltd.	121	1,094
Hyosung Advanced Materials Corp.(1)	16	1,097
Hyosung Corp.	57	3,249
Hyundai Bioscience Co. Ltd.(1)	161	1,442
Hyundai Construction Equipment Co. Ltd.(1)	148	2,494
Hyundai Department Store Co. Ltd.	57	3,367
Hyundai Engineering & Construction Co. Ltd.	110	3,138
Hyundai Glovis Co. Ltd.	60	6,120

29

	Shares	Value
Hyundai Heavy Industries Holdings Co. Ltd.	21	$4,726
Hyundai Marine & Fire Insurance Co. Ltd.	509	9,437
Hyundai Mipo Dockyard Co. Ltd.	101	3,054
Hyundai Mobis Co. Ltd.	122	21,319
Hyundai Motor Co.	135	12,911
Hyundai Steel Co.	167	3,275
Hyundai Wia Corp.	94	3,008
ICD Co. Ltd.	248	3,409
Iljin Materials Co. Ltd.(1)	112	4,376
Industrial Bank of Korea	1,167	9,206
Inscobee, Inc.(1)	756	1,743
Interflex Co. Ltd.(1)	276	2,853
IS Dongseo Co. Ltd.	141	3,132
JB Financial Group Co. Ltd.	1,526	6,338
Jeil Pharmaceutical Co. Ltd.	24	554
Jejuair Co. Ltd.(1)	113	1,896
JW Holdings Corp.	377	1,569
Kakao Corp.	109	15,740
Kangwon Land, Inc.	154	2,906
KB Financial Group, Inc. ADR	2,932	94,616
KC Co. Ltd.	241	2,825
KCC Corp.	34	4,713
KCC Glass Corp.(1)	16	350
KEPCO Plant Service & Engineering Co. Ltd.	121	3,335
KIWOOM Securities Co. Ltd.	76	4,182
Koh Young Technology, Inc.	46	3,647
Kolon Industries, Inc.	95	2,669
Korea Aerospace Industries Ltd.	282	6,027
Korea Electric Power Corp. ADR	2,740	24,085
Korea Investment Holdings Co. Ltd.	235	12,291
Korea Line Corp.(1)	210	2,964
Korea Petrochemical Ind Co. Ltd.	26	1,855
Korea Real Estate Investment & Trust Co. Ltd.	2,088	3,306
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	75	6,409
Korea Zinc Co. Ltd.	22	7,553
Korean Air Lines Co. Ltd.	456	8,512
Korean Reinsurance Co.	545	3,671
Kumho Petrochemical Co. Ltd.	60	2,977
Kyobo Securities Co. Ltd.	138	870
LEENO Industrial, Inc.	24	1,604
LG Chem Ltd.	53	16,423
LG Corp.	182	10,187
LG Display Co. Ltd. ADR(2)	2,486	14,419
LG Household & Health Care Ltd.	20	20,479
LG Innotek Co. Ltd.	141	15,486
LG Uplus Corp.	721	7,871
Lotte Chemical Corp.	24	3,699

30

	Shares	Value
Lotte Chilsung Beverage Co. Ltd.	28	$2,614
Lotte Corp.	231	5,569
LOTTE Fine Chemical Co. Ltd.	103	2,840
Lotte Shopping Co. Ltd.	35	2,777
LS Corp.	134	4,009
LS Industrial Systems Co. Ltd.	140	5,054
Mando Corp.	357	8,951
Mcnex Co. Ltd.	129	3,545
MegaStudyEdu Co. Ltd.	64	2,194
Meritz Financial Group, Inc.	383	3,241
Meritz Fire & Marine Insurance Co. Ltd.	314	3,799
Meritz Securities Co. Ltd.	1,200	3,430
Mirae Asset Daewoo Co. Ltd.	647	3,413
NAVER Corp.	362	52,614
NCSoft Corp.	34	18,317
Neowiz(1)	283	3,928
NH Investment & Securities Co. Ltd.	357	2,963
NHN KCP Corp.	110	2,690
NICE Information Service Co. Ltd.	139	1,794
OCI Co. Ltd.	74	3,067
Orion Corp/Republic of Korea	69	5,408
Pan Ocean Co. Ltd.(1)	1,048	3,295
Partron Co. Ltd.	345	2,622
Pearl Abyss Corp.(1)	25	3,667
Poongsan Corp.	160	2,726
POSCO ADR	2,523	101,652
Posco International Corp.	429	5,308
RFHIC Corp.	133	3,248
S-1 Corp.	59	3,993
Samjin Pharmaceutical Co. Ltd.	50	927
Samsung Biologics Co. Ltd.(1)	15	5,807
Samsung C&T Corp.	141	12,391
Samsung Card Co. Ltd.	109	3,040
Samsung Electro-Mechanics Co. Ltd.	130	13,810
Samsung Electronics Co. Ltd. GDR	469	531,670
Samsung Engineering Co. Ltd.(1)	1,038	12,136
Samsung Fire & Marine Insurance Co. Ltd.	106	17,266
Samsung Heavy Industries Co. Ltd.(1)	655	3,178
Samsung SDI Co. Ltd.	58	14,495
Samsung SDS Co. Ltd.	46	6,366
Samsung Securities Co. Ltd.	178	4,893
Samwha Capacitor Co. Ltd.	70	3,497
Samyang Foods Co. Ltd.	51	3,632
Seah Besteel Corp.	93	842
Seegene, Inc.(1)	123	3,673
Seoul Semiconductor Co. Ltd.	276	3,391
SFA Engineering Corp.	105	3,212
31

	Shares	Value
SFA Semicon Co. Ltd.(1)	1,161	$5,323
Shinhan Financial Group Co. Ltd. ADR	2,040	54,550
Shinsegae, Inc.	39	7,704
SK Chemicals Co. Ltd.	77	3,627
SK Discovery Co. Ltd.	88	1,583
SK Hynix, Inc.	1,251	90,296
SK Materials Co. Ltd.	25	3,073
SK Networks Co. Ltd.	1,462	5,271
SK Telecom Co. Ltd. ADR	1,981	38,055
SKC Co. Ltd.	96	4,152
SM Entertainment Co. Ltd.(1)	126	2,989
Soulbrain Co. Ltd.	64	4,608
Studio Dragon Corp.(1)	61	3,696
Taeyoung Engineering & Construction Co. Ltd.	291	3,161
TES Co. Ltd.	187	3,255
Tokai Carbon Korea Co. Ltd.	67	3,713
Value Added Technology Co. Ltd.	38	812
Vieworks Co. Ltd.	33	825
Winix, Inc.	64	1,230
Wonik Materials Co. Ltd.	174	3,319
Woori Financial Group, Inc.	2,222	17,784
Yuhan Corp.	19	3,388
		1,927,917
Taiwan — 14.6%
A-DATA Technology Co. Ltd.	2,000	4,305
Ability Enterprise Co. Ltd.	2,000	916
AcBel Polytech, Inc.	2,000	1,499
Accton Technology Corp.	1,000	5,219
Ace Pillar Co. Ltd.	2,000	1,253
Acer, Inc.	3,000	1,581
ACES Electronic Co. Ltd.	2,000	1,616
Advanced International Multitech Co. Ltd.	1,000	1,195
Advantech Co. Ltd.	1,000	9,493
Airmate Cayman International Co. Ltd.(1)	1,000	916
Airtac International Group	1,000	15,071
Allis Electric Co. Ltd.	2,000	1,282
Alltek Technology Corp.	2,000	1,252
Alpha Networks, Inc.(1)	2,000	1,359
Altek Corp.	2,000	1,307
Amazing Microelectronic Corp.	1,000	2,884
Ampire Co. Ltd.	2,000	1,285
AMPOC Far-East Co. Ltd.	2,000	1,785
AmTRAN Technology Co. Ltd.(1)	3,000	899
Apacer Technology, Inc.	1,000	1,312
APCB, Inc.	2,000	1,515
Apex International Co. Ltd.	1,000	1,747
Arcadyan Technology Corp.	1,000	2,478

32

	Shares	Value
Ardentec Corp.	3,000	$2,544
ASE Technology Holding Co. Ltd. ADR	6,072	27,931
Asia Cement Corp.	8,000	11,467
Asia Pacific Telecom Co. Ltd.(1)	2,621	607
Asia Polymer Corp.	3,000	1,358
Asustek Computer, Inc.	3,000	20,079
AU Optronics Corp. ADR(2)	2,535	7,782
Audix Corp.	1,000	1,341
AVY Precision Technology, Inc.(1)	1,000	942
Bank of Kaohsiung Co. Ltd.	4,000	1,284
BenQ Materials Corp.	2,000	1,217
BES Engineering Corp.	8,000	1,838
Bin Chuan Enterprise Co. Ltd.	2,000	1,163
Bizlink Holding, Inc.	1,000	6,085
Brighton-Best International Taiwan, Inc.	1,000	935
Capital Securities Corp.	9,000	2,885
Career Technology MFG. Co. Ltd.	1,000	1,020
Casetek Holdings Ltd.	1,000	1,337
Catcher Technology Co. Ltd.	3,000	22,667
Cathay Financial Holding Co. Ltd.	19,000	24,617
Central Reinsurance Co. Ltd.	2,000	1,309
Chailease Holding Co. Ltd.	1,000	3,685
ChainQui Construction Development Co. Ltd.	2,000	1,355
Chang Hwa Commercial Bank Ltd.	7,000	5,302
Chang Wah Technology Co. Ltd.	1,000	892
Channel Well Technology Co. Ltd.	2,000	1,515
Charoen Pokphand Enterprise	1,000	2,028
CHC Healthcare Group	1,000	1,183
Cheng Loong Corp.	4,000	3,097
Cheng Shin Rubber Industry Co. Ltd.	9,000	11,627
Cheng Uei Precision Industry Co. Ltd.	1,000	1,175
Chia Chang Co. Ltd.	1,000	1,198
Chia Hsin Cement Corp.	2,000	1,294
Chicony Electronics Co. Ltd.	4,000	10,852
Chicony Power Technology Co. Ltd.	1,000	1,908
Chilisin Electronics Corp.	1,000	3,413
Chin-Poon Industrial Co. Ltd.	2,000	1,927
China Airlines Ltd.	9,000	2,370
China Bills Finance Corp.	3,000	1,500
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,341
China Development Financial Holding Corp.	55,000	16,316
China General Plastics Corp.	2,000	1,256
China Life Insurance Co. Ltd.(1)	10,000	7,840
China Man-Made Fiber Corp.	6,000	1,412
China Metal Products	1,000	948
China Motor Corp.	1,000	1,152
China Petrochemical Development Corp.	10,000	2,604

33

	Shares	Value
China Steel Corp.	12,000	$8,996
Chinese Maritime Transport Ltd.	1,000	854
Ching Feng Home Fashions Co. Ltd.(1)	1,000	1,135
Chipbond Technology Corp.	3,000	5,648
ChipMOS Technologies, Inc.	4,000	3,870
Chroma ATE, Inc.	1,000	4,544
Chung Hung Steel Corp.	4,000	1,162
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,000	3,374
Chunghwa Telecom Co. Ltd. ADR	722	25,386
Clevo Co.	3,000	2,907
CMC Magnetics Corp.(1)	7,000	1,758
Co-Tech Development Corp.	1,000	1,157
Compal Electronics, Inc.	18,000	10,832
Compeq Manufacturing Co. Ltd.	7,000	8,523
Concord Securities Co. Ltd.(1)	4,000	916
Coretronic Corp.	3,000	3,586
Creative Sensor, Inc.	2,000	1,350
CTBC Financial Holding Co. Ltd.	56,000	41,451
CTCI Corp.	3,000	3,639
CyberTAN Technology, Inc.	3,000	1,407
Delta Electronics, Inc.	1,000	4,527
Dimerco Express Corp.	2,000	1,728
Dyaco International, Inc.	1,000	1,213
Dynamic Electronics Co. Ltd.(1)	3,000	1,411
E Ink Holdings, Inc.	1,000	969
E-LIFE MALL Corp.	1,000	2,184
E.Sun Financial Holding Co. Ltd.	18,000	16,999
Edom Technology Co. Ltd.	2,000	1,005
Elite Material Co. Ltd.	1,000	3,829
Elite Semiconductor Memory Technology, Inc.	2,000	2,199
Elitegroup Computer Systems Co. Ltd.(1)	3,000	1,087
Epistar Corp.(1)	9,000	8,237
Eson Precision Ind Co. Ltd.	1,000	1,064
Eternal Materials Co. Ltd.	4,000	3,516
Eva Airways Corp.	10,000	3,883
Evergreen International Storage & Transport Corp.	3,000	1,349
Evergreen Marine Corp. Taiwan Ltd.(1)	11,000	4,087
Everlight Chemical Industrial Corp.	2,000	968
Everlight Electronics Co. Ltd.	1,000	1,021
Excellence Opto, Inc.	2,000	1,474
Excelsior Medical Co. Ltd.	1,000	1,727
Far Eastern Department Stores Ltd.	7,000	5,444
Far Eastern International Bank	10,000	3,863
Far Eastern New Century Corp.	9,000	8,255
Far EasTone Telecommunications Co. Ltd.	2,000	4,333
Farglory F T Z Investment Holding Co. Ltd.	2,000	1,417
Farglory Land Development Co. Ltd.	2,000	2,455

34

	Shares	Value
Federal Corp.(1)	3,000	$1,114
First Financial Holding Co. Ltd.	16,000	12,353
First Steamship Co. Ltd.	3,000	878
FLEXium Interconnect, Inc.	1,000	3,623
FocalTech Systems Co. Ltd.(1)	2,000	1,919
Formosa Advanced Technologies Co. Ltd.	1,000	1,293
Formosa Chemicals & Fibre Corp.	2,000	5,357
Formosa International Hotels Corp.	1,000	4,790
Formosa Optical Technology Co. Ltd.	1,000	2,094
Formosa Petrochemical Corp.	1,000	2,787
Formosa Plastics Corp.	2,000	5,884
Formosa Taffeta Co. Ltd.	1,000	1,095
Formosan Rubber Group, Inc.	2,000	1,209
Founding Construction & Development Co. Ltd.	2,000	1,034
Foxconn Technology Co. Ltd.	6,000	11,463
Foxsemicon Integrated Technology, Inc.	1,000	5,248
FSP Technology, Inc.	2,000	1,331
Fubon Financial Holding Co. Ltd.	20,000	28,838
Fulgent Sun International Holding Co. Ltd.	1,000	3,401
Full Wang International Development Co. Ltd.	2,000	1,005
Fusheng Precision Co. Ltd.	1,000	6,221
G Shank Enterprise Co. Ltd.	2,000	1,425
Gemtek Technology Corp.(1)	2,000	1,468
General Interface Solution Holding Ltd.	1,000	3,153
Genesys Logic, Inc.	1,000	964
Getac Technology Corp.	2,000	3,207
Giant Manufacturing Co. Ltd.	1,000	5,309
Gigabyte Technology Co. Ltd.	3,000	5,045
Global Brands Manufacture Ltd.	2,000	904
Globalwafers Co. Ltd.	1,000	13,078
Globe Union Industrial Corp.	2,000	1,071
Gloria Material Technology Corp.	2,000	1,098
Gold Circuit Electronics Ltd.(1)	2,000	925
Goldsun Building Materials Co. Ltd.	7,000	2,919
Grand Pacific Petrochemical(1)	3,000	1,596
Grape King Bio Ltd.	1,000	7,166
Greatek Electronics, Inc.	2,000	3,079
GTM Holdings Corp.	2,000	1,458
Hannstar Board Corp.	1,000	1,155
HannStar Display Corp.	10,000	2,118
HannsTouch Solution, Inc.(1)	3,000	1,060
Highlight Tech Corp.	2,000	1,734
Highwealth Construction Corp.	1,000	1,463
Hiroca Holdings Ltd.	1,000	1,859
Hitron Technology, Inc.	1,000	754
Ho Tung Chemical Corp.	6,000	1,545
Holiday Entertainment Co. Ltd.	1,000	2,145

35

	Shares	Value
Holy Stone Enterprise Co. Ltd.	1,000	$3,136
Hon Hai Precision Industry Co. Ltd.	32,000	82,093
Hong Pu Real Estate Development Co. Ltd.	2,000	1,518
Hong YI Fiber Industry Co.	2,000	1,206
Hotai Motor Co. Ltd.	1,000	20,195
Hsing TA Cement Co.	2,000	1,095
HTC Corp.	4,000	4,429
Hu Lane Associate, Inc.	1,000	2,544
Hua Nan Financial Holdings Co. Ltd.	12,000	8,420
Huaku Development Co. Ltd.	2,000	5,613
Huang Hsiang Construction Corp.	1,000	1,067
Hung Ching Development & Construction Co. Ltd.	2,000	1,288
Hung Sheng Construction Ltd.(1)	2,400	1,592
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,450
IBF Financial Holdings Co. Ltd.	10,000	3,716
Ichia Technologies, Inc.	2,000	941
Innodisk Corp.	1,000	5,789
Innolux Corp.	32,000	8,130
Inpaq Technology Co. Ltd.	1,000	1,024
Integrated Service Technology, Inc.(1)	1,000	1,251
International CSRC Investment Holdings Co.	3,000	2,627
Inventec Corp.	9,000	6,795
ITE Technology, Inc.	1,000	1,412
Jih Sun Financial Holdings Co. Ltd.	5,000	1,634
K Laser Technology, Inc.	2,000	1,037
Kenda Rubber Industrial Co. Ltd.	1,000	914
Kenmec Mechanical Engineering Co. Ltd.(1)	2,000	998
Kindom Development Co. Ltd.	2,000	1,685
King Yuan Electronics Co. Ltd.	8,000	8,383
King's Town Bank Co. Ltd.	1,000	1,198
Kinik Co.	1,000	2,016
Kinpo Electronics	9,000	3,833
Kinsus Interconnect Technology Corp.	2,000	3,273
KS Terminals, Inc.	1,000	1,298
Kung Sing Engineering Corp.(1)	4,000	1,021
Kuoyang Construction Co. Ltd.	1,000	520
L&K Engineering Co. Ltd.	1,000	921
Lextar Electronics Corp.	3,000	1,507
Lien Hwa Industrial Holdings Corp.	1,000	1,241
Lingsen Precision Industries Ltd.(1)	4,000	1,386
Lite-On Technology Corp.	10,000	14,143
Long Da Construction & Development Corp.	2,000	925
Longchen Paper & Packaging Co. Ltd.	3,000	1,762
Longwell Co.	1,000	1,938
Lumax International Corp. Ltd.	1,000	2,304
Lung Yen Life Service Corp.	3,000	5,968
Macauto Industrial Co. Ltd.	2,000	4,902

36

	Shares	Value
Macronix International	5,000	$5,231
MediaTek, Inc.	2,000	23,106
Mega Financial Holding Co. Ltd.	18,000	19,002
Meiloon Industrial Co.	2,000	1,448
Mercuries & Associates Holding Ltd.(1)	4,000	2,814
Mercuries Life Insurance Co. Ltd.(1)	10,000	3,764
Merida Industry Co. Ltd.	1,000	4,818
Merry Electronics Co. Ltd.	1,000	4,503
Micro-Star International Co. Ltd.	4,000	11,822
Microbio Co. Ltd.(1)	2,000	946
Mitac Holdings Corp.	2,000	2,175
Mobiletron Electronics Co. Ltd.	1,000	1,084
Namchow Holdings Co. Ltd.	1,000	1,604
Nan Kang Rubber Tire Co. Ltd.	3,000	4,200
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	627
Nan Ya Plastics Corp.	5,000	11,031
Nan Ya Printed Circuit Board Corp.(1)	1,000	1,677
Nantex Industry Co. Ltd.	1,000	995
Nanya Technology Corp.	2,000	4,876
Nichidenbo Corp.	1,000	1,645
Novatek Microelectronics Corp.	1,000	6,335
O-Bank Co. Ltd.(1)	4,000	988
O-TA Precision Industry Co. Ltd.	1,000	1,319
OptoTech Corp.	2,000	1,424
Orient Semiconductor Electronics Ltd.(1)	4,000	1,647
Oriental Union Chemical Corp.	2,000	1,296
Pan Jit International, Inc.	2,000	1,538
Pan-International Industrial Corp.	2,000	1,254
Pegatron Corp.	3,000	6,082
Plotech Co. Ltd.	2,000	1,095
Pou Chen Corp.	11,000	12,114
Powertech Technology, Inc.	4,000	12,931
President Chain Store Corp.	1,000	9,699
President Securities Corp.	4,000	1,789
Primax Electronics Ltd.	3,000	4,681
Prince Housing & Development Corp.	7,000	2,456
Promate Electronic Co. Ltd.	1,000	1,109
Qisda Corp.	2,000	1,211
Quanta Computer, Inc.	2,000	4,017
Quanta Storage, Inc.	1,000	996
Radiant Opto-Electronics Corp.	3,000	9,441
Radium Life Tech Co. Ltd.	2,000	653
Realtek Semiconductor Corp.	1,000	7,210
Rechi Precision Co. Ltd.	2,000	1,346
Rich Development Co. Ltd.	6,000	1,811
Roo Hsing Co. Ltd.(1)	3,000	980
Ruentex Development Co. Ltd.(1)	2,000	2,662

37

	Shares	Value
Ruentex Industries Ltd.(1)	1,000	$2,181
Ruentex Materials Co. Ltd.	1,000	1,411
Sampo Corp.	2,000	1,220
San Fang Chemical Industry Co. Ltd.	2,000	1,435
San Far Property Ltd.(1)	2,000	1,306
Sanyang Motor Co. Ltd.	2,000	1,336
SCI Pharmtech, Inc.	1,000	3,950
SDI Corp.	1,000	1,894
Sercomm Corp.	1,000	2,382
Shan-Loong Transportation Co. Ltd.	2,000	1,956
Shanghai Commercial & Savings Bank Ltd. (The)	4,000	6,537
Sheng Yu Steel Co. Ltd.	2,000	1,270
ShenMao Technology, Inc.	2,000	1,422
Shin Kong Financial Holding Co. Ltd.	45,000	13,396
Shin Zu Shing Co. Ltd.	1,000	4,460
Shining Building Business Co. Ltd.(1)	3,000	872
Shinkong Insurance Co. Ltd.	1,000	1,266
Shinkong Synthetic Fibers Corp.	4,000	1,602
Sigurd Microelectronics Corp.	3,000	3,283
Simplo Technology Co. Ltd.	1,000	9,154
Sinbon Electronics Co. Ltd.	1,000	4,160
Sincere Navigation Corp.	2,000	870
Sino-American Silicon Products, Inc.	3,000	10,042
Sinon Corp.	2,000	1,267
SinoPac Financial Holdings Co. Ltd.	23,000	9,723
Sinyi Realty, Inc.	1,000	945
Sirtec International Co. Ltd.	1,000	942
Sitronix Technology Corp.	1,000	4,596
Siward Crystal Technology Co. Ltd.	2,000	1,181
Soft-World International Corp.	1,000	2,619
Solar Applied Materials Technology Co.(1)	2,000	1,419
Sonix Technology Co. Ltd.	1,000	1,111
Standard Foods Corp.	3,000	6,621
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,269
Supreme Electronics Co. Ltd.	3,000	2,992
Sweeten Real Estate Development Co. Ltd.	2,000	1,335
Synnex Technology International Corp.	6,000	7,338
T3EX Global Holdings Corp.	2,000	1,482
Ta Ya Electric Wire & Cable	2,000	645
Tai-Saw Technology Co. Ltd.	2,000	1,378
Taichung Commercial Bank Co. Ltd.	11,000	4,449
Taiflex Scientific Co. Ltd.	1,000	1,492
Tainan Spinning Co. Ltd.	3,000	981
Taishin Financial Holding Co. Ltd.	17,000	7,867
Taisun Enterprise Co. Ltd.	2,000	1,558
Taita Chemical Co. Ltd.	3,000	908
Taiwan Business Bank	12,000	4,698

38

	Shares	Value
Taiwan Cement Corp.	19,000	$25,987
Taiwan Cogeneration Corp.	2,000	2,213
Taiwan Cooperative Financial Holding Co. Ltd.	13,000	8,885
Taiwan Fertilizer Co. Ltd.	1,000	1,570
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,351
Taiwan FU Hsing Industrial Co. Ltd.	1,000	1,333
Taiwan Glass Industry Corp.	6,000	1,966
Taiwan High Speed Rail Corp.	2,000	2,230
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,829
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	1,198
Taiwan Land Development Corp.(1)	4,000	944
Taiwan Mobile Co. Ltd.	2,000	6,895
Taiwan Paiho Ltd.	1,000	2,198
Taiwan PCB Techvest Co. Ltd.	2,000	2,090
Taiwan Sakura Corp.	1,000	1,519
Taiwan Secom Co. Ltd.	2,000	5,813
Taiwan Semiconductor Co. Ltd.	1,000	1,382
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,740	416,722
Taiwan Shin Kong Security Co. Ltd.	1,000	1,256
Taiwan Styrene Monomer	2,000	1,204
Taiwan Surface Mounting Technology Corp.	2,000	5,840
Taiwan TEA Corp.	2,000	1,035
Taiwan Union Technology Corp.	1,000	4,202
Tatung Co. Ltd.(1)	2,000	1,354
Te Chang Construction Co. Ltd.	1,000	976
Teco Electric and Machinery Co. Ltd.	3,000	2,612
Tera Autotech Corp.	1,000	901
Test Research, Inc.	1,000	1,664
Test Rite International Co. Ltd.	2,000	1,317
Thye Ming Industrial Co. Ltd.	1,000	1,015
Ton Yi Industrial Corp.	4,000	1,394
Tong Hsing Electronic Industries Ltd.	1,000	4,769
Tong Yang Industry Co. Ltd.	2,000	2,510
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,039
Topoint Technology Co. Ltd.	2,000	1,279
TPK Holding Co. Ltd.(1)	2,000	2,862
Transcend Information, Inc.	1,000	2,516
Tripod Technology Corp.	2,000	6,884
Tsann Kuen Enterprise Co. Ltd.	2,000	1,048
TSRC Corp.	2,000	1,397
TTY Biopharm Co. Ltd.	1,000	2,572
Tung Ho Steel Enterprise Corp.	2,000	1,461
TXC Corp.	2,000	3,081
TYC Brother Industrial Co. Ltd.	2,000	1,544
Tyntek Corp.	3,000	1,248
U-Ming Marine Transport Corp.	1,000	954
Uni-President Enterprises Corp.	4,000	9,599

39

	Shares	Value
Unimicron Technology Corp.	7,000	$8,877
Union Bank Of Taiwan(1)	5,000	1,799
Union Insurance Co. Ltd.	2,000	1,323
Unitech Printed Circuit Board Corp.	5,000	4,280
United Integrated Services Co. Ltd.	1,000	5,928
United Microelectronics Corp.	51,000	25,201
Univacco Technology, Inc.	2,000	1,575
Universal Cement Corp.	2,000	1,159
UPC Technology Corp.	4,000	1,292
USI Corp.	6,000	2,313
Vanguard International Semiconductor Corp.	4,000	9,565
Wafer Works Corp.	2,000	2,179
Wah Lee Industrial Corp.	1,000	1,783
Walsin Lihwa Corp.	11,000	4,999
Walsin Technology Corp.	2,000	13,584
Walton Advanced Engineering, Inc.	3,000	982
Wan Hai Lines Ltd.	3,000	1,690
Wei Chuan Foods Corp.	2,000	1,317
Weikeng Industrial Co. Ltd.	2,000	1,095
Well Shin Technology Co. Ltd.	1,000	1,526
Weltrend Semiconductor	2,000	1,406
Win Semiconductors Corp.	1,000	8,785
Winbond Electronics Corp.	13,000	6,675
Winstek Semiconductor Co. Ltd.	2,000	1,597
Wisdom Marine Lines Co. Ltd.(1)	2,000	1,783
Wistron Corp.	15,000	13,114
Wiwynn Corp.	1,000	23,128
WPG Holdings Ltd.	2,000	2,532
WUS Printed Circuit Co. Ltd.	2,000	2,055
Xxentria Technology Materials Corp.	1,000	2,027
Yageo Corp.	1,000	13,065
Yang Ming Marine Transport Corp.(1)	5,000	1,121
YC INOX Co. Ltd.	2,000	1,675
YCC Parts Manufacturing Co. Ltd.	1,000	1,464
Yem Chio Co. Ltd.	3,000	1,054
YFY, Inc.	9,000	4,124
Yieh Phui Enterprise Co. Ltd.	5,000	1,488
Yonyu Plastics Co. Ltd.	1,000	1,079
Youngtek Electronics Corp.	1,000	1,578
Yuanta Financial Holding Co. Ltd.	36,000	22,508
Yulon Finance Corp.	1,000	3,476
Yulon Motor Co. Ltd.	2,000	1,323
YungShin Global Holding Corp.	1,000	1,493
Yungtay Engineering Co. Ltd.	1,000	1,922
Zenitron Corp.	2,000	1,318
Zero One Technology Co. Ltd.	2,000	1,958
Zhen Ding Technology Holding Ltd.	3,000	11,036

40

	Shares	Value
Zig Sheng Industrial Co. Ltd.	4,000	$899
		2,054,760
Thailand — 2.9%
Advanced Info Service PCL NVDR	3,000	19,308
AEON Thana Sinsap Thailand PCL NVDR	500	2,196
Airports of Thailand PCL NVDR	5,900	11,157
Amanah Leasing PCL	9,200	937
AP Thailand PCL NVDR	8,900	1,718
Asia Sermkij Leasing PCL NVDR	1,200	875
B Grimm Power PCL NVDR	5,600	8,157
Bangchak Corp. PCL NVDR	7,000	5,391
Bangkok Airways PCL NVDR	4,300	634
Bangkok Aviation Fuel Services PCL NVDR	1,000	754
Bangkok Bank PCL NVDR	1,200	5,060
Bangkok Chain Hospital PCL NVDR	5,900	2,451
Bangkok Dusit Medical Services PCL NVDR	15,400	10,840
Bangkok Expressway & Metro PCL NVDR	11,100	3,256
Bangkok Land PCL NVDR	61,200	1,978
Bangkok Life Assurance PCL NVDR	1,500	737
Banpu PCL NVDR	19,300	4,346
Banpu Power PCL NVDR	1,800	670
BCPG PCL NVDR	3,600	1,670
BEC World PCL NVDR(1)	5,100	709
Berli Jucker PCL NVDR	1,000	1,158
BTS Group Holdings PCL NVDR	7,200	2,489
Bumrungrad Hospital PCL NVDR	1,800	7,334
Cal-Comp Electronics Thailand PCL NVDR	24,300	1,292
Carabao Group PCL NVDR	500	1,137
Central Pattana PCL NVDR	4,900	8,241
Central Plaza Hotel PCL NVDR	1,900	1,108
Central Retail Corp. PCL NVDR(1)	1,741	1,738
CH Karnchang PCL NVDR	1,600	970
Charoen Pokphand Foods PCL NVDR	6,900	5,851
Chularat Hospital PCL NVDR	11,500	910
CK Power PCL NVDR	6,000	719
Com7 PCL NVDR	3,300	2,324
CP ALL PCL NVDR	7,900	16,474
Diamond Building Products PCL NVDR	5,000	911
Dohome PCL(1)	3,000	803
Dynasty Ceramic PCL NVDR	19,200	1,049
Eastern Polymer Group PCL NVDR	4,300	551
Eastern Water Resources Development and Management PCL NVDR	2,900	988
Ekachai Medical Care PCL NVDR	4,700	734
Electricity Generating PCL NVDR	400	3,484
Energy Absolute PCL NVDR	800	1,009
Erawan Group PCL (The) NVDR	8,700	987
Esso Thailand PCL NVDR	4,400	859

41

	Shares	Value
GFPT PCL NVDR	2,600	$892
Global Power Synergy PCL NVDR	800	1,616
Gulf Energy Development PCL NVDR	500	2,659
Gunkul Engineering PCL NVDR	30,600	2,388
Haad Thip PCL NVDR	1,400	885
Hana Microelectronics PCL NVDR	2,900	3,080
Home Product Center PCL NVDR	17,600	7,145
Ichitan Group PCL NVDR	5,600	907
Indorama Ventures PCL NVDR	10,600	8,755
Intouch Holdings PCL NVDR	1,600	2,781
IRPC PCL NVDR	25,100	1,791
Italian-Thai Development PCL NVDR	23,100	861
Jay Mart PCL NVDR	5,000	1,089
JMT Network Services PCL NVDR	2,100	1,213
JWD Infologistics PCL NVDR	3,900	779
Kasikornbank PCL NVDR	1,100	4,154
KCE Electronics PCL NVDR	7,800	5,472
KGI Securities Thailand PCL NVDR	14,400	1,962
Kiatnakin Bank PCL NVDR	1,200	2,359
Krung Thai Bank PCL NVDR	9,000	4,023
Krungthai Card PCL NVDR	3,900	4,745
Land & Houses PCL NVDR	9,800	2,595
LPN Development PCL NVDR	6,600	887
Major Cineplex Group PCL NVDR	4,800	2,905
MBK PCL NVDR	6,500	3,662
MC Group PCL NVDR	4,300	1,291
MCS Steel PCL NVDR	3,400	972
Mega Lifesciences PCL NVDR	2,400	1,904
Minor International PCL NVDR	13,500	12,044
MK Real Estate Development PCL NVDR	10,100	935
MK Restaurants Group PCL NVDR	600	1,155
Muangthai Capital PCL NVDR	1,900	3,436
Noble Development PCL NVDR	2,700	1,288
Nusasiri PCL NVDR(1)	94,600	1,258
Polyplex Thailand PCL NVDR	2,400	866
Precious Shipping PCL NVDR(1)	4,300	628
Premier Marketing PCL NVDR	3,900	756
Prima Marine PCL NVDR	5,000	756
Property Perfect PCL NVDR	37,000	733
PTG Energy PCL NVDR	4,900	2,240
PTT Exploration & Production PCL NVDR	3,800	12,868
PTT Global Chemical PCL NVDR	5,300	6,937
PTT PCL NVDR	23,500	29,061
Quality Houses PCL NVDR	33,900	2,444
Raimon Land PCL NVDR	40,600	875
Rajthanee Hospital PCL NVDR	1,400	1,015
Ratch Group PCL NVDR	1,100	2,056

42

	Shares	Value
Ratchthani Leasing PCL NVDR	9,300	$1,504
Regional Container Lines PCL NVDR(1)	8,100	573
Rojana Industrial Park PCL NVDR	6,800	949
RS PCL NVDR	2,400	811
S 11 Group PCL NVDR	4,200	861
Sansiri PCL NVDR	41,500	942
SEAFCO PCL NVDR	5,200	923
Siam Cement PCL (The) NVDR	1,600	15,733
Siam Commercial Bank PCL (The) NVDR	1,800	4,980
Siam Future Development PCL NVDR	5,800	980
Siam Global House PCL NVDR	5,200	2,260
Siamgas & Petrochemicals PCL NVDR	3,700	927
Singha Estate PCL NVDR	20,100	1,347
Sino-Thai Engineering & Construction PCL NVDR	4,500	2,186
SNC Former PCL NVDR	2,800	676
Somboon Advance Technology PCL NVDR	2,000	843
SPCG PCL NVDR	4,900	2,720
Sri Trang Agro-Industry PCL NVDR	7,000	2,614
Srisawad Corp. PCL NVDR	3,700	7,977
Star Petroleum Refining PCL NVDR	18,400	4,688
STP & I PCL NVDR	7,300	1,089
Supalai PCL NVDR	5,100	2,662
Super Energy Corp. PCL NVDR	129,100	1,597
Susco PCL NVDR	10,600	800
Taokaenoi Food & Marketing PCL NVDR	2,900	747
Thai Airways International PCL NVDR(1)	6,800	855
Thai Oil PCL NVDR	5,400	7,415
Thai Union Group PCL NVDR	8,800	4,242
Thai Vegetable Oil PCL NVDR	3,400	2,964
Thaifoods Group PCL NVDR	9,500	1,013
Thanachart Capital PCL NVDR	1,200	2,007
Thoresen Thai Agencies PCL NVDR	7,000	613
Tipco Asphalt PCL NVDR	1,400	846
Tisco Financial Group PCL NVDR	1,000	3,123
TMB Bank PCL NVDR	80,600	2,828
TOA Paint Thailand PCL NVDR	2,300	2,263
Total Access Communication PCL NVDR	2,500	2,895
TPI Polene PCL NVDR	23,700	946
TPI Polene Power PCL NVDR	10,200	1,294
TQM Corp. PCL NVDR	700	1,615
True Corp. PCL NVDR	53,700	5,655
TTW PCL NVDR	2,500	1,108
U City PCL NVDR(1)	30,800	1,219
Unique Engineering & Construction PCL NVDR	4,000	810
Univanich Palm Oil PCL NVDR	5,800	845
VGI PCL NVDR	3,100	654
Vinythai PCL NVDR	1,500	1,122

43

	Shares	Value
WHA Corp. PCL NVDR	9,100	$802
WP Energy PCL NVDR	5,900	808
Zen Corp. Group PCL NVDR(1)	2,200	646
		411,064
Turkey — 0.6%
Akbank T.A.S.(1)	4,365	4,790
Aksa Akrilik Kimya Sanayii AS	1,279	1,647
Aksa Enerji Uretim AS(1)	1,740	1,003
Anadolu Efes Biracilik Ve Malt Sanayii AS	267	944
Arcelik AS(1)	470	1,412
Aselsan Elektronik Sanayi Ve Ticaret AS	307	1,366
Aygaz AS	474	887
Bagfas Bandirma Gubre Fabrikalari AS(1)	416	974
Bera Holding AS(1)	2,301	1,291
BIM Birlesik Magazalar AS	1,089	8,414
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	749
Coca-Cola Icecek AS	165	1,203
Dogan Sirketler Grubu Holding AS	3,552	1,003
Eregli Demir ve Celik Fabrikalari TAS	4,817	6,582
Ford Otomotiv Sanayi AS	106	1,335
Haci Omer Sabanci Holding AS	1,285	1,767
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	1,286
Is Yatirim Menkul Degerler AS	1,327	1,017
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,111	1,313
KOC Holding AS	659	1,862
Koza Altin Isletmeleri AS(1)	75	879
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	1,078	1,961
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	128	1,108
Migros Ticaret AS(1)	260	930
NET Holding AS(1)	2,629	875
Nuh Cimento Sanayi AS	462	702
Pegasus Hava Tasimaciligi AS(1)	201	1,756
Petkim Petrokimya Holding AS(1)	2,348	1,406
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,189	1,264
Sok Marketler Ticaret AS(1)	577	790
TAV Havalimanlari Holding AS	626	2,094
Tekfen Holding AS	309	758
Trakya Cam Sanayii AS	2,741	1,485
Tupras Turkiye Petrol Rafinerileri AS(1)	210	3,435
Turk Hava Yollari AO(1)	2,207	4,339
Turk Traktor ve Ziraat Makineleri AS(1)	120	1,172
Turkcell Iletisim Hizmetleri AS ADR	1,021	5,575
Turkiye Garanti Bankasi AS(1)	4,024	6,358
Turkiye Halk Bankasi AS(1)	2,141	2,079
Turkiye Is Bankasi AS, C Shares(1)	3,390	3,139
Turkiye Sinai Kalkinma Bankasi AS(1)	10,264	1,881
Turkiye Vakiflar Bankasi TAO, D Shares(1)	3,470	2,990

44

	Shares	Value
Vestel Elektronik Sanayi ve Ticaret AS(1)	502	$1,155
Zorlu Enerji Elektrik Uretim AS(1)	4,083	881
		89,857
TOTAL COMMON STOCKS (Cost $14,920,271)		14,023,970
RIGHTS†
South Korea†
HDC Hyundai Development Co-Engineering & Construction(1) (Cost $—)	89	204
WARRANTS†
Thailand†
BTS Group Holdings PCL(1) (Cost $—)	720	19
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $19,091)	19,091	19,091
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $72,217)	72,217	72,217
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $15,011,579)		14,115,501
OTHER ASSETS AND LIABILITIES — (0.3)%		(41,716)
TOTAL NET ASSETS — 100.0%		$14,073,785

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.1%
Information Technology	17.8%
Consumer Discretionary	12.6%
Communication Services	10.1%
Energy	7.8%
Industrials	7.6%
Materials	7.5%
Consumer Staples	5.3%
Real Estate	4.7%
Health Care	3.1%
Utilities	3.1%
Cash and Equivalents*	0.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

45

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $453,495. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $477,719, which includes securities collateral of $405,502.

See Notes to Financial Statements.

46

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $14,939,362) — including $453,495 of securities on loan	$14,043,284
Investment made with cash collateral received for securities on loan, at value (cost of $72,217)	72,217
Total investment securities, at value (cost of $15,011,579)	14,115,501
Cash	355
Foreign currency holdings, at value (cost of $3,096)	3,070
Receivable for investments sold	5,404
Dividends and interest receivable	25,356
Securities lending receivable	292
14,149,978

Liabilities
Payable for collateral received for securities on loan	72,217
Accrued management fees	3,976
76,193

Net Assets	$14,073,785

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,480,583

Net Asset Value Per Share	$9.51

Net Assets Consist of:
Capital paid in	$14,923,330
Distributable earnings	(849,545)
$14,073,785

See Notes to Financial Statements.

47

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,917)	$51,483
Interest	1,224
Securities lending, net	335
53,042
Expenses:
Management fees	11,681

Net investment income (loss)	41,361

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	206
Futures contract transactions	55,139
Foreign currency translation transactions	(12,495)
42,850

Change in net unrealized appreciation (depreciation) on:
Investments	(896,078)
Translation of assets and liabilities in foreign currencies	(792)
(896,870)

Net realized and unrealized gain (loss)	(854,020)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(812,659)

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

48

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,361
Net realized gain (loss)	42,850
Change in net unrealized appreciation (depreciation)	(896,870)
Net increase (decrease) in net assets resulting from operations	(812,659)

Distributions to Shareholders
From earnings	(36,886)

Capital Share Transactions
Proceeds from shares sold	14,956,420
Proceeds from reinvestment of distributions	36,886
Payments for shares redeemed	(69,976)
Net increase (decrease) in net assets from capital share transactions	14,923,330

Net increase (decrease) in net assets	14,073,785

Net Assets
End of period	$14,073,785

Transactions in Shares of the Fund
Sold	1,483,816
Issued in reinvestment of distributions	3,471
Redeemed	(6,704)
Net increase (decrease) in shares of the fund	1,480,583

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

49

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term capital appreciation. The fund offers the Institutional Class. The Institutional Class commenced sale on December 4, 2019, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

50

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

51

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$72,217	—	—	—	$72,217
Gross amount of recognized liabilities for securities lending transactions					$72,217

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 88% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.33%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $14,931,495 and $12,993, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

52

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$435,400	$723,534	—
Chile	37,656	81,676	—
China	1,514,562	3,241,906	—
Colombia	17,489	39,244	—
India	377,657	462,217	—
Indonesia	29,512	257,029	—
Mexico	122,350	263,032	—
Peru	49,832	—	—
Philippines	7,372	140,102	—
Russia	21,712	463,850	—
South Africa	165,110	520,563	—
South Korea	327,377	1,600,540	—
Taiwan	477,821	1,576,939	—
Turkey	5,575	84,282	—
Other Countries	—	979,631	—
Rights	—	204	—
Warrants	—	19	—
Temporary Cash Investments	19,091	—	—
Temporary Cash Investments - Securities Lending Collateral	72,217	—	—
	$3,680,733	$10,434,768	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the period from December 4, 2019 (fund inception) through February 29, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $55,139 in net realized gain (loss) on futures contract transactions.

53

7. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,011,698
Gross tax appreciation of investments	$422,975
Gross tax depreciation of investments	(1,319,172)
Net tax appreciation (depreciation) of investments	$(896,197)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

54

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2020(3)	$10.00	0.03	(0.49)	(0.46)	(0.03)	$9.51	(4.65)%	0.33%(4)	1.16%(4)	0%	$14,074

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	December 4, 2019 (fund inception) through February 29, 2020 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

56

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

57

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

58

Notes

59

Notes

60

Notes

61

Notes

62

Notes

63

Notes

64

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96057 2004

Semiannual Report

February 29, 2020

Avantis™ International Equity Fund
Institutional Class (AVDEX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

When the funds launched in early December, investor optimism was strong, largely due to dovish central bank policy in the U.S. and Europe. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed investors' global growth fears. Against this backdrop, key stock benchmarks rose to record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, leaving broad global equity benchmarks with losses for the reporting period. In general, U.S. stocks fared better than non-U.S. developed markets stocks, large-cap stocks held up better than small-cap stocks, and growth stocks fared better than value stocks. Emerging markets stocks proved slightly more resilient, declining but outperforming their developed markets counterparts.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Roche Holding AG ADR	1.3%
Royal Dutch Shell plc*	0.8%
Novartis AG ADR	0.7%
Nestle SA ADR	0.7%
Toyota Motor Corp. ADR	0.7%
AstraZeneca plc ADR	0.6%
BP plc ADR	0.6%
Total SA ADR	0.5%
Novo Nordisk A/S ADR	0.5%
GlaxoSmithKline plc ADR	0.5%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Rights	—*
Total Equity Exposure	99.1%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	2.7%
Other Assets and Liabilities	(2.2)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	22.7%
United Kingdom	14.6%
France	9.2%
Canada	9.2%
Switzerland	8.1%
Germany	7.3%
Australia	6.1%
Netherlands	3.5%
Hong Kong	3.1%
Sweden	2.9%
Spain	2.6%
Italy	2.3%
Other Countries	7.5%
Cash and Equivalents*	0.9%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$917.00(2)	$0.53(3)	0.23%
Hypothetical
Institutional Class	$1,000	$1,023.72(4)	$1.16(4)	0.23%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from December 4, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 88, the number of days in the period from December 4, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 6.1%
Adelaide Brighton Ltd.(1)	466	$897
Afterpay Ltd.(2)	48	1,054
AGL Energy Ltd.	532	6,567
Alkane Resources Ltd.(2)	2,522	1,298
Altium Ltd.	68	1,340
Alumina Ltd.	1,034	1,291
AMP Ltd.(2)	2,851	3,127
Ansell Ltd.	61	1,165
APA Group	1,132	7,825
Appen Ltd.	62	849
ARB Corp. Ltd.	79	871
Ardent Leisure Group Ltd.(2)	1,272	744
Aristocrat Leisure Ltd.	400	8,586
Asaleo Care Ltd.(2)	1,434	980
ASX Ltd.	45	2,142
Atlassian Corp. plc, Class A(2)	71	10,292
Aurizon Holdings Ltd.	3,018	9,361
AusNet Services	3,132	3,424
Austal Ltd.	1,005	2,266
Australia & New Zealand Banking Group Ltd.	1,902	30,378
Australian Ethical Investment Ltd.	409	987
Australian Finance Group Ltd.	567	951
Australian Pharmaceutical Industries Ltd.	1,170	912
Bank of Queensland Ltd.	594	2,866
Beach Energy Ltd.	4,960	5,563
Bendigo & Adelaide Bank Ltd.	463	2,785
BHP Group Ltd. ADR(1)	848	36,727
Bingo Industries Ltd.(1)	515	944
BlueScope Steel Ltd.	1,328	10,171
Boral Ltd.	1,716	5,102
Brambles Ltd.	2,005	15,434
Brickworks Ltd.	141	1,658
Caltex Australia Ltd.	120	2,517
carsales.com Ltd.	313	3,238
Cedar Woods Properties Ltd.	198	901
Challenger Ltd.	1,417	8,207
CIMIC Group Ltd.	85	1,332
Class Ltd.	662	674
Cleanaway Waste Management Ltd.	700	1,043
Coca-Cola Amatil Ltd.	911	6,723
Cochlear Ltd.	63	8,398

5

	Shares	Value
Codan Ltd.	230	$1,081
Coles Group Ltd.	321	2,927
Collins Foods Ltd.	144	817
Commonwealth Bank of Australia	918	48,209
Computershare Ltd.	149	1,473
Costa Group Holdings Ltd.	578	1,111
Credit Corp. Group Ltd.(1)	55	1,170
Crown Resorts Ltd.	501	3,345
CSL Ltd. ADR(1)	397	39,422
CSR Ltd.	1,446	3,980
Dicker Data Ltd.	234	906
Domino's Pizza Enterprises Ltd.(1)	94	3,393
Downer EDI Ltd.	361	1,316
Eclipx Group Ltd.(2)	917	854
Emeco Holdings Ltd.(2)	717	880
EML Payments Ltd.(2)	318	756
Evolution Mining Ltd.	2,132	5,693
FlexiGroup Ltd.	743	749
Flight Centre Travel Group Ltd.(1)	35	742
Fortescue Metals Group Ltd.	1,851	12,075
Genworth Mortgage Insurance Australia Ltd.(1)	576	1,198
GrainCorp Ltd., A Shares(2)	185	924
Harvey Norman Holdings Ltd.(1)	562	1,337
IDP Education Ltd.	236	3,244
IGO Ltd.	1,395	4,716
Iluka Resources Ltd.	569	3,051
Incitec Pivot Ltd.	717	1,259
Infigen Energy	4,194	1,743
Infomedia Ltd.	879	1,194
Inghams Group Ltd.(1)	456	1,016
Insurance Australia Group Ltd.	1,080	4,430
IOOF Holdings Ltd.(1)	255	948
IPH Ltd.	175	946
IRESS Ltd.	114	866
James Hardie Industries plc	787	14,313
JB Hi-Fi Ltd.(1)	147	3,544
Johns Lyng Group Ltd.	704	1,167
Jumbo Interactive Ltd.(1)	89	629
Karoon Energy Ltd.(2)	1,342	748
Lendlease Group	354	4,009
Lovisa Holdings Ltd.	134	833
Macmahon Holdings Ltd.	6,093	1,111
Macquarie Group Ltd.	219	18,966
Magellan Financial Group Ltd.	212	7,478
Mayne Pharma Group Ltd.(2)	3,287	694
McMillan Shakespeare Ltd.	218	1,526
Medibank Pvt Ltd.	3,581	6,500

6

	Shares	Value
Metcash Ltd.	1,428	$2,264
Mineral Resources Ltd.	480	5,148
Monadelphous Group Ltd.	90	836
Myer Holdings Ltd.(2)	2,868	637
National Australia Bank Ltd.	2,155	34,789
Netwealth Group Ltd.(1)	179	864
New Hope Corp. Ltd.(1)	697	658
Newcrest Mining Ltd.	544	9,391
NEXTDC Ltd.(2)	229	1,158
nib holdings Ltd.	536	1,606
Nine Entertainment Co. Holdings Ltd.	831	846
Northern Star Resources Ltd.	730	6,467
NRW Holdings Ltd.	475	751
Nufarm Ltd.(2)	709	2,344
Oil Search Ltd.	3,103	10,894
Orica Ltd.	516	6,555
Origin Energy Ltd.	1,142	5,205
Orocobre Ltd.(2)	535	914
Orora Ltd.	3,138	5,521
OZ Minerals Ltd.	693	4,040
Pacific Current Group Ltd.	220	830
Peet Ltd.	1,161	956
Pendal Group Ltd.	182	860
Perenti Global Ltd.	2,523	2,189
Perpetual Ltd.	46	1,130
Perseus Mining Ltd.(2)	3,732	2,546
Platinum Asset Management Ltd.(1)	525	1,403
PolyNovo Ltd.(2)	1,093	1,618
Premier Investments Ltd.	77	833
Pro Medicus Ltd.	76	1,005
PWR Holdings Ltd.	302	848
Qantas Airways Ltd.	1,469	5,267
QBE Insurance Group Ltd.	661	5,760
Qube Holdings Ltd.	720	1,352
Ramelius Resources Ltd.	2,362	1,790
Ramsay Health Care Ltd.	113	4,933
REA Group Ltd.	52	3,281
Red 5 Ltd.(2)	5,416	1,116
Regis Resources Ltd.	1,272	3,348
Reliance Worldwide Corp. Ltd.(1)	356	768
Resolute Mining Ltd.(1)(2)	2,383	1,579
Rio Tinto Ltd.	301	17,018
Sandfire Resources Ltd.	368	1,017
Santos Ltd.	3,040	13,322
Saracen Mineral Holdings Ltd.(2)	2,347	5,838
SeaLink Travel Group Ltd.	288	778
SEEK Ltd.	136	1,803

7

	Shares	Value
Senex Energy Ltd.(2)	4,432	$727
Seven Group Holdings Ltd.(1)	77	895
Sigma Healthcare Ltd.	3,141	1,129
Silver Lake Resources Ltd.(2)	1,240	1,317
Sims Ltd.(1)	440	2,737
SmartGroup Corp. Ltd.	213	872
Sonic Healthcare Ltd.	153	2,836
South32 Ltd.	3,985	5,730
Southern Cross Media Group Ltd.	1,599	701
St. Barbara Ltd.	2,123	3,282
Star Entertainment Grp Ltd. (The)	886	2,095
Steadfast Group Ltd.	492	1,179
Suncorp Group Ltd.	562	4,079
Super Retail Group Ltd.	202	1,052
Sydney Airport	408	2,036
Technology One Ltd.	487	2,467
Telstra Corp. Ltd.	4,580	10,085
TPG Telecom Ltd.	250	1,213
Transurban Group	1,604	15,348
Treasury Wine Estates Ltd.	389	2,797
Village Roadshow Ltd.	468	1,066
Viva Energy Group Ltd.	1,888	2,137
Washington H Soul Pattinson & Co. Ltd.(1)	104	1,332
Wesfarmers Ltd.	297	7,754
Western Areas Ltd.	1,051	1,648
Westgold Resources Ltd.(2)	1,194	1,597
Westpac Banking Corp. ADR(1)	2,370	36,095
Whitehaven Coal Ltd.	1,157	1,515
WiseTech Global Ltd.	66	657
Woodside Petroleum Ltd.	1,184	21,597
Woolworths Group Ltd.	713	17,759
Worley Ltd.	123	998
		771,687
Austria — 0.3%
Addiko Bank AG(2)	63	948
ANDRITZ AG	26	923
AT&S Austria Technologie & Systemtechnik AG	84	1,474
BAWAG Group AG	37	1,606
CA Immobilien Anlagen AG	25	1,020
DO & CO. AG	12	1,046
Erste Group Bank AG(2)	137	4,726
EVN AG	92	1,548
IMMOFINANZ AG(2)	54	1,393
Lenzing AG	11	741
Oesterreichische Post AG	38	1,224
OMV AG	105	4,442
Porr AG	59	1,051

8

	Shares	Value
Raiffeisen Bank International AG	155	$3,225
S IMMO AG	41	1,087
Telekom Austria AG(2)	134	1,008
UNIQA Insurance Group AG	193	1,749
Verbund AG	36	1,708
Vienna Insurance Group AG Wiener Versicherung Gruppe	37	901
voestalpine AG	131	2,892
Wienerberger AG	86	2,195
		36,907
Belgium — 1.0%
Ackermans & van Haaren NV	35	5,013
Ageas	176	8,226
AGFA-Gevaert NV(2)	226	1,004
Anheuser-Busch InBev SA ADR(1)	214	12,491
Argenx SE ADR(2)	39	5,514
Barco NV	11	2,381
Bekaert SA	97	2,108
bpost SA	239	1,982
Cie d'Entreprises CFE	16	1,410
Colruyt SA	46	2,132
D'ieteren SA	37	2,167
Econocom Group SA	704	2,013
Elia Group SA	24	2,397
Euronav NV	360	3,314
EVS Broadcast Equipment SA	45	897
Fagron	136	2,872
Galapagos NV ADR(1)(2)	51	10,779
Gimv NV	35	2,022
KBC Group NV	215	14,319
Kinepolis Group NV	39	2,058
Melexis NV	44	3,067
Mithra Pharmaceuticals SA(1)(2)	34	836
Ontex Group NV	102	1,543
Orange Belgium SA	88	1,691
Proximus SADP	225	5,612
Recticel SA	118	883
Solvay SA	119	10,872
Tessenderlo Group SA(2)	63	1,901
UCB SA	80	7,415
Umicore SA	196	8,213
		127,132
Canada — 9.2%
Advantage Oil & Gas Ltd.(1)(2)	600	903
Aecon Group, Inc.	100	1,170
Agnico Eagle Mines Ltd.	100	4,745
Air Canada(2)	200	5,103
Alacer Gold Corp.(2)	500	2,261
9

	Shares	Value
Alamos Gold, Inc., Class A	500	$2,909
Alaris Royalty Corp.	100	1,479
Algonquin Power & Utilities Corp.	700	10,639
Alimentation Couche-Tard, Inc., B Shares	500	15,183
AltaGas Ltd.	200	2,991
ARC Resources Ltd.(1)	1,100	4,786
Argonaut Gold, Inc.(2)	700	673
Aritzia, Inc.(2)	300	4,944
Asanko Gold, Inc.(2)	1,100	959
Atco Ltd., Class I	100	3,731
Atrium Mortgage Investment Corp.	100	1,026
Aurinia Pharmaceuticals, Inc.(2)	100	1,752
AutoCanada, Inc.	100	842
B2Gold Corp.	2,700	10,782
Badger Daylighting Ltd.(1)	100	2,339
Bank of Montreal	500	33,977
Bank of Nova Scotia (The)	700	36,621
Barrick Gold Corp.	800	15,258
Bausch Health Cos., Inc.(2)	300	6,647
Baytex Energy Corp.(2)	1,000	924
BCE, Inc.	100	4,392
Birchcliff Energy Ltd.	700	787
Bird Construction, Inc.	300	1,310
Bombardier, Inc., B Shares(2)	700	501
Brookfield Asset Management, Inc., Class A	300	17,941
BRP, Inc.	100	4,100
CAE, Inc.	200	5,351
Cameco Corp.	700	6,055
Canacol Energy Ltd.	500	1,594
Canada Goose Holdings, Inc.(2)	100	2,757
Canadian Imperial Bank of Commerce	400	30,444
Canadian National Railway Co.	400	33,910
Canadian Natural Resources Ltd.	1,600	41,185
Canadian Pacific Railway Ltd.	100	24,784
Canadian Utilities Ltd., A Shares(1)	200	5,918
Canadian Western Bank	200	4,455
Canfor Corp.(2)	100	830
Capital Power Corp.	300	7,499
Cascades, Inc.	300	2,438
CCL Industries, Inc., Class B	100	3,301
Celestica, Inc.(2)	300	1,891
Cenovus Energy, Inc.	1,700	12,501
Centerra Gold, Inc.(2)	400	2,527
CES Energy Solutions Corp.	800	1,210
CGI, Inc.(2)	100	7,026
Chorus Aviation, Inc.	200	967
CI Financial Corp.	200	3,321

10

	Shares	Value
Computer Modelling Group Ltd.	200	$1,039
Corus Entertainment, Inc., B Shares	300	941
Cott Corp.	100	1,418
Crescent Point Energy Corp.(1)	1,600	4,351
CRH Medical Corp.(2)	400	1,308
Dollarama, Inc.	100	2,940
DREAM Unlimited Corp., Class A	200	1,900
Dundee Precious Metals, Inc.(2)	400	1,565
ECN Capital Corp.	300	1,227
Eldorado Gold Corp.(2)	300	2,604
Element Fleet Management Corp.	1,000	9,357
Emera, Inc.	200	8,428
Empire Co. Ltd., Class A	200	4,469
Enbridge, Inc.	700	26,055
Endeavour Mining Corp.(2)	100	1,766
Enerflex Ltd.	200	1,103
Enerplus Corp.	400	1,737
Enghouse Systems Ltd.	100	3,792
Equitable Group, Inc.	100	6,638
ERO Copper Corp.(2)	100	1,072
Exco Technologies Ltd.	200	1,068
Extendicare, Inc.(1)	200	1,155
Finning International, Inc.	400	5,918
First Majestic Silver Corp.(1)(2)	100	755
First National Financial Corp.	100	2,559
First Quantum Minerals Ltd.	900	6,652
Fortis, Inc.	100	4,047
Fortuna Silver Mines, Inc.(2)	500	1,464
Franco-Nevada Corp.	100	10,736
Frontera Energy Corp.	200	1,131
Genworth MI Canada, Inc.	100	3,885
George Weston Ltd.	100	7,528
Gibson Energy, Inc.	300	5,726
Gildan Activewear, Inc.	100	2,422
Gran Colombia Gold Corp.(2)	300	1,272
Great-West Lifeco, Inc.	100	2,352
Hardwoods Distribution, Inc.	100	1,115
High Liner Foods, Inc.	200	1,098
Home Capital Group, Inc.(2)	200	4,239
Hudson's Bay Co.	300	2,443
Husky Energy, Inc.	500	2,380
Hydro One Ltd.	300	6,021
iA Financial Corp., Inc.	200	9,520
IAMGOLD Corp.(2)	1,300	3,700
IGM Financial, Inc.	100	2,666
Imperial Oil Ltd.	200	4,379
Innergex Renewable Energy, Inc.	200	2,932

11

	Shares	Value
Intact Financial Corp.	100	$10,839
Inter Pipeline Ltd.(1)	700	10,357
Interfor Corp.(2)	100	889
Intertape Polymer Group, Inc.	100	1,057
Ivanhoe Mines Ltd., Class A(2)	500	1,166
Kelt Exploration Ltd.(1)(2)	400	954
Keyera Corp.	300	7,201
Kinross Gold Corp.(2)	2,900	14,584
Kirkland Lake Gold Ltd.	430	13,868
Knight Therapeutics, Inc.(2)	200	994
Labrador Iron Ore Royalty Corp.	100	1,451
Laurentian Bank of Canada(1)	100	2,845
Linamar Corp.	100	2,751
Loblaw Cos. Ltd.	200	9,909
Lundin Mining Corp.	2,100	10,717
Magna International, Inc.	500	22,757
Major Drilling Group International, Inc.(2)	300	1,033
Manulife Financial Corp.	1,700	28,573
Martinrea International, Inc.	300	2,570
MEG Energy Corp.(2)	600	2,763
Methanex Corp.	200	5,758
Metro, Inc.	100	3,895
Morneau Shepell, Inc.	100	2,469
Mullen Group Ltd.	200	1,170
National Bank of Canada	500	25,990
New Gold, Inc.(2)	2,600	1,995
Norbord, Inc.	100	2,656
North American Construction Group Ltd.(1)	100	926
North West Co., Inc. (The)	100	1,914
Northland Power, Inc.	200	4,446
Nutrien Ltd.	300	12,125
NuVista Energy Ltd.(2)	600	885
OceanaGold Corp.	600	876
Onex Corp.	100	5,614
Open Text Corp.	200	8,374
Osisko Gold Royalties Ltd.(1)	200	1,644
Ovintiv, Inc.	300	3,467
Pan American Silver Corp.(1)	200	3,959
Parex Resources, Inc.(2)	400	5,471
Parkland Fuel Corp.(1)	100	3,144
Pason Systems, Inc.	200	1,834
Pembina Pipeline Corp.	300	10,806
Pizza Pizza Royalty Corp.	200	1,348
Power Corp. of Canada	205	4,531
PrairieSky Royalty Ltd.	100	928
Pretium Resources, Inc.(2)	200	1,423
Quarterhill, Inc.	800	1,079

12

	Shares	Value
Quebecor, Inc., Class B	100	$2,336
Real Matters, Inc.(2)	200	2,025
Restaurant Brands International, Inc.	100	5,894
Ritchie Bros Auctioneers, Inc.	100	3,966
Rogers Communications, Inc., Class B	200	9,165
Royal Bank of Canada	800	59,494
Russel Metals, Inc.(1)	200	2,935
Sandstorm Gold Ltd.(2)	200	1,168
Saputo, Inc.	100	2,783
Secure Energy Services, Inc.	400	1,195
SEMAFO, Inc.(2)	1,000	1,982
Seven Generations Energy Ltd., Class A(2)	900	3,701
Shaw Communications, Inc., B Shares	700	12,115
Sienna Senior Living, Inc.	100	1,275
Sleep Country Canada Holdings, Inc.	200	2,722
SNC-Lavalin Group, Inc.	100	2,324
SSR Mining, Inc.(2)	200	3,129
Sun Life Financial, Inc.	300	12,961
Suncor Energy, Inc.	1,200	33,070
Superior Plus Corp.	200	1,495
Tamarack Valley Energy Ltd.(2)	800	769
TC Energy Corp.	400	20,849
Teck Resources Ltd., Class B	500	5,029
TELUS Corp.	100	3,609
Teranga Gold Corp.(2)	400	2,062
Tervita Corp.(2)	200	1,036
TFI International, Inc.	100	3,084
Timbercreek Financial Corp.	200	1,427
TORC Oil & Gas Ltd.	400	974
Torex Gold Resources, Inc.(2)	300	3,974
Toromont Industries Ltd.	100	4,944
Toronto-Dominion Bank (The)	800	41,149
Tourmaline Oil Corp.	700	5,815
TransAlta Corp.	800	5,990
TransAlta Renewables, Inc.	100	1,223
Transcontinental, Inc., Class A	200	2,417
Tricon Capital Group, Inc.	400	3,376
Vermilion Energy, Inc.(1)	500	5,014
Viemed Healthcare, Inc.(2)	200	998
Wajax Corp.	100	981
Wesdome Gold Mines Ltd.(2)	200	1,272
West Fraser Timber Co. Ltd.	100	3,734
Wheaton Precious Metals Corp.	200	5,687
Whitecap Resources, Inc.	1,500	4,403
WSP Global, Inc.	100	6,591
Yamana Gold, Inc.	2,600	10,131
		1,162,790

13

	Shares	Value
Denmark — 1.7%
ALK-Abello A/S(2)	5	$1,291
Ambu A/S, B Shares	70	1,589
AP Moller - Maersk A/S, A Shares	3	2,859
AP Moller - Maersk A/S, B Shares	5	5,108
Bavarian Nordic A/S(2)	40	1,312
Carlsberg A/S, B Shares	25	3,315
Chr Hansen Holding A/S	22	1,578
Coloplast A/S, B Shares	54	7,294
D/S Norden A/S	67	787
Danske Bank A/S	425	6,607
Demant A/S(2)	33	1,016
Dfds A/S	69	2,397
Drilling Co. of 1972 A/S (The)(2)	45	1,988
DSV Panalpina A/S	124	12,522
FLSmidth & Co. A/S	34	1,180
Genmab A/S ADR(2)	388	8,839
GN Store Nord A/S	104	5,851
H Lundbeck A/S	92	3,183
H+H International A/S, B Shares(2)	62	1,120
ISS A/S	46	834
Jyske Bank A/S(2)	65	2,241
NKT A/S(2)	48	1,191
Novo Nordisk A/S ADR	1,119	65,048
Novozymes A/S, B Shares	143	7,289
Orsted A/S	141	14,510
Pandora A/S	296	13,486
Per Aarsleff Holding A/S	45	1,327
Ringkjoebing Landbobank A/S	38	2,519
Rockwool International A/S, B Shares	8	1,859
Royal Unibrew A/S	26	2,238
Schouw & Co. A/S	14	1,059
SimCorp A/S	28	2,696
Solar A/S, B Shares	25	1,064
Spar Nord Bank A/S	147	1,248
Sydbank A/S	109	2,030
Topdanmark A/S	28	1,224
TORM plc(2)	105	803
Tryg A/S	66	1,840
Vestas Wind Systems A/S	258	25,289
		219,631
Finland — 0.9%
Aktia Bank Oyj	104	1,181
CapMan Oyj, B Shares	696	1,853
Cargotec Oyj, B Shares	96	2,792
Caverion OYJ	180	1,260
Citycon Oyj(1)	126	1,248

14

	Shares	Value
Elisa Oyj	136	$7,817
Finnair Oyj	156	827
Fortum Oyj	314	6,736
Huhtamaki Oyj	59	2,455
Kemira Oyj	210	2,675
Kesko Oyj, B Shares	84	5,694
Kone Oyj, B Shares(1)	122	6,886
Konecranes Oyj	32	960
Marimekko Oyj	28	975
Metsa Board Oyj	417	2,420
Metso Oyj	143	4,641
Neste Oyj	189	7,464
Nokia Oyj ADR(1)	1,527	5,909
Nokian Renkaat Oyj	72	1,872
Oriola Oyj, B Shares	441	951
Orion Oyj, Class B	71	2,824
Outokumpu Oyj	622	2,373
Outotec Oyj(2)	383	1,982
Sampo Oyj, A Shares	136	5,585
Sanoma Oyj	97	1,114
Stora Enso Oyj, R Shares(1)	749	9,049
TietoEVRY Oyj	97	2,774
Tokmanni Group Corp.	92	1,233
UPM-Kymmene Oyj	606	18,642
Uponor Oyj	135	1,774
Valmet Oyj	69	1,651
Wartsila OYJ Abp	102	1,062
YIT Oyj	374	2,484
		119,163
France — 9.2%
Accor SA	180	6,624
Aeroports de Paris	51	7,550
Air France-KLM(2)	751	5,842
Air Liquide SA	333	45,440
Airbus SE	307	37,523
AKWEL	46	744
Albioma SA	74	2,427
ALD SA	176	2,348
Alstom SA	482	23,696
Alten SA	75	8,445
Amundi SA	45	3,262
APERAM SA	62	1,870
ArcelorMittal SA(1)	1,104	15,787
Arkema SA	231	21,914
Atos SE	34	2,556
Aubay	27	846
AXA SA ADR	1,389	32,072

15

	Shares	Value
Beneteau SA(1)	88	$844
Bigben Interactive	62	1,008
BioMerieux	46	4,263
BNP Paribas SA ADR	1,600	38,704
Bollore SA	241	832
Bouygues SA	283	11,266
Bureau Veritas SA	407	9,959
Capgemini SE	95	10,481
Carrefour SA	601	10,430
Casino Guichard Perrachon SA(1)	23	896
Cegedim SA(2)	32	944
CGG SA(2)	2,695	7,405
Cie de Saint-Gobain	804	28,608
Cie des Alpes	32	814
Cie Generale des Etablissements Michelin SCA	303	32,413
Cie Plastic Omnium SA	211	4,735
CNP Assurances	176	2,771
Coface SA	233	2,572
Credit Agricole SA	1,295	15,582
Danone SA ADR	638	8,945
Dassault Aviation SA	2	2,084
Dassault Systemes SE	30	4,740
Derichebourg SA	307	1,041
Edenred	102	5,355
Eiffage SA	189	20,205
Electricite de France SA	676	9,507
Elis SA	165	2,901
Engie SA	1,184	19,816
EssilorLuxottica SA	128	17,642
Eurazeo SE	29	1,947
Eurofins Scientific SE	9	4,540
Euronext NV	131	10,936
Eutelsat Communications SA	544	7,392
Faurecia SE	272	12,442
Gaztransport Et Technigaz SA	38	3,387
Getlink SE	902	14,654
Hermes International	23	16,275
Iliad SA	42	5,903
Imerys SA(1)	27	1,069
Ingenico Group SA	20	2,834
Innate Pharma SA(2)	164	1,170
Interparfums SA	25	857
Ipsen SA	46	2,987
IPSOS	38	1,175
Kaufman & Broad SA	60	2,413
Kering SA	64	36,746
L'Oreal SA	94	25,281

16

	Shares	Value
Lagardere SCA	77	$1,338
Legrand SA	131	10,113
LISI	56	1,741
LNA Sante SA	19	963
LVMH Moet Hennessy Louis Vuitton SE	139	57,348
Maisons du Monde SA	78	961
Metropole Television SA	61	901
MGI Digital Graphic Technology(2)	17	911
Natixis SA	946	3,858
Nexans SA	106	4,841
Nexity SA	115	5,323
Orange SA ADR	1,088	14,557
Orpea	46	5,953
Pernod Ricard SA	86	14,005
Peugeot SA	1,164	22,697
Publicis Groupe SA	92	3,559
Quadient	48	1,028
Remy Cointreau SA	13	1,320
Renault SA	201	5,988
Rexel SA	412	5,077
Rubis SCA	26	1,417
Safran SA	188	26,118
Sanofi ADR	671	31,034
Sartorius Stedim Biotech	18	3,434
Schneider Electric SE	161	16,410
SCOR SE	174	6,262
SEB SA	20	2,679
SES SA	488	5,667
Societe BIC SA	15	912
Societe Generale SA ADR	5,023	28,129
Sodexo SA	35	3,396
Sopra Steria Group	19	3,088
SPIE SA	214	4,123
STMicroelectronics NV (New York)	1,586	43,456
Suez	139	2,191
Teleperformance	15	3,662
Television Francaise 1	128	986
Thales SA	11	1,115
Total SA ADR	1,544	66,608
Trigano SA	15	1,140
Ubisoft Entertainment SA(2)	114	8,598
Valeo SA	787	20,348
Vallourec SA(1)(2)	895	1,746
Veolia Environnement SA	754	21,824
Vicat SA	24	938
Vilmorin & Cie SA	19	840
Vinci SA	448	45,570

17

	Shares	Value
Virbac SA(2)	7	$1,593
Vivendi SA	148	3,806
Worldline SA(2)	18	1,392
		1,168,681
Germany — 7.3%
Aareal Bank AG	110	3,023
adidas AG	144	40,121
ADLER Real Estate AG(2)	76	952
ADO Properties SA	26	771
ADVA Optical Networking SE(2)	117	783
Allianz SE	194	41,908
Amadeus Fire AG	9	1,258
Aroundtown SA	990	8,568
AURELIUS Equity Opportunities SE & Co. KGaA	44	1,289
Aurubis AG	57	2,693
BASF SE	664	38,977
Bayer AG ADR	2,651	47,771
Bayerische Motoren Werke AG ADR(1)	1,114	24,107
Bayerische Motoren Werke AG, Preference Shares	58	2,978
Bechtle AG	62	8,137
Befesa SA	28	916
Beiersdorf AG	46	4,833
Bertrandt AG	18	847
Bijou Brigitte AG	20	902
Borussia Dortmund GmbH & Co. KGaA	115	981
Brenntag AG	145	6,475
Carl Zeiss Meditec AG	14	1,473
Cewe Stiftung & Co. KGAA	15	1,597
Commerzbank AG	982	5,660
CompuGroup Medical SE	24	1,505
Continental AG	114	12,911
Covestro AG	357	13,636
CropEnergies AG	109	1,130
CTS Eventim AG & Co. KGaA	144	7,616
Daimler AG	672	27,986
Delivery Hero SE(2)	32	2,405
Dermapharm Holding SE	25	1,048
Deutsche Bank AG	2,116	18,452
Deutsche Beteiligungs AG	23	831
Deutsche Boerse AG	49	7,718
Deutsche EuroShop AG	85	2,079
Deutsche Lufthansa AG	323	4,163
Deutsche Pfandbriefbank AG	259	3,666
Deutsche Post AG ADR(1)	967	28,952
Deutsche Telekom AG	1,977	32,333
Deutsche Wohnen SE	257	10,374
Deutz AG	173	820

18

	Shares	Value
Dialog Semiconductor plc(2)	238	$8,091
DIC Asset AG	66	1,153
Draegerwerk AG & Co. KGaA, Preference Shares	17	1,090
Duerr AG	130	4,054
E.ON SE	627	7,240
Eckert & Ziegler Strahlen- und Medizintechnik AG	10	1,691
Elmos Semiconductor AG	32	755
ElringKlinger AG(2)	121	807
Encavis AG	295	3,427
Energiekontor AG	43	957
Evonik Industries AG	226	5,603
Flatex AG(2)	42	1,278
Fraport AG Frankfurt Airport Services Worldwide	87	5,475
Freenet AG	45	878
Fresenius Medical Care AG & Co. KGaA ADR	73	2,799
Fresenius SE & Co. KGaA	85	4,006
FUCHS PETROLUB SE, Preference Shares	124	4,760
GEA Group AG	67	1,774
Gerresheimer AG	85	6,142
Grand City Properties SA	89	2,086
GRENKE AG	26	2,425
Hamburger Hafen und Logistik AG	72	1,523
Hannover Rueck SE	52	9,264
HeidelbergCement AG	85	5,056
Henkel AG & Co. KGaA	88	7,497
Henkel AG & Co. KGaA, Preference Shares	152	14,096
HOCHTIEF AG	9	886
Hornbach Baumarkt AG	49	923
Hornbach Holding AG & Co. KGaA	35	1,972
HUGO BOSS AG	87	3,810
Hypoport AG(2)	4	1,344
Indus Holding AG	30	1,074
Infineon Technologies AG ADR(1)	762	15,804
Innogy SE	150	7,162
Isra Vision AG	40	2,210
Jenoptik AG	49	1,154
JOST Werke AG	29	982
Jungheinrich AG, Preference Shares	81	1,631
K+S AG	249	2,043
KION Group AG	76	4,037
Kloeckner & Co. SE	236	1,309
Knorr-Bremse AG	45	4,560
Krones AG	24	1,512
Lanxess AG	229	11,992
LEG Immobilien AG	30	3,585
Leoni AG(2)	81	806
LPKF Laser & Electronics AG(2)	62	1,415

19

	Shares	Value
Merck KGaA	40	$4,837
METRO AG	459	5,308
MLP SE	192	1,038
MorphoSys AG(2)	9	952
MTU Aero Engines AG	90	21,995
Muenchener Rueckversicherungs-Gesellschaft AG	92	23,459
Nemetschek SE	80	4,989
New Work SE	4	1,075
Norma Group SE	62	2,032
OHB SE	22	853
PATRIZIA AG	52	1,203
Pfeiffer Vacuum Technology AG	6	907
Porsche Automobil Holding SE, Preference Shares	168	10,470
ProSiebenSat.1 Media SE	245	2,978
publity AG	24	893
Puma SE	36	2,767
QIAGEN NV(2)	69	2,477
Rational AG	5	3,361
Rheinmetall AG	18	1,647
Rocket Internet SE(2)	49	1,075
RTL Group SA	47	1,968
RWE AG	717	24,730
S&T AG	46	1,011
SAF-Holland SA	128	781
Salzgitter AG	53	878
SAP SE ADR(1)	253	31,263
Sartorius AG, Preference Shares	32	7,335
Scout24 AG	55	3,607
Siemens AG ADR(1)	639	32,838
Siemens Healthineers AG	72	2,914
Siltronic AG	74	6,968
Sixt SE	20	1,755
Sixt SE, Preference Shares	24	1,462
Software AG	36	1,175
Stabilus SA	84	4,498
STO SE & Co. KGaA, Preference Shares	9	932
STRATEC SE	14	1,004
Stroeer SE & Co. KGaA	51	3,804
Symrise AG	76	7,402
TAG Immobilien AG	170	4,116
Tele Columbus AG(2)	308	897
Telefonica Deutschland Holding AG	1,895	4,960
thyssenkrupp AG(2)	382	3,688
Traffic Systems SE	40	969
Uniper SE	163	4,817
United Internet AG	81	2,437
Varta AG(2)	17	1,282

20

	Shares	Value
VERBIO Vereinigte BioEnergie AG	88	$912
Villeroy & Boch AG, Preference Shares	64	885
Volkswagen AG	27	4,534
Volkswagen AG, Preference Shares	165	27,050
Vonovia SE	451	24,226
Vossloh AG	28	1,108
Wacker Chemie AG	25	1,754
Washtec AG	18	967
Wirecard AG	96	12,309
Wuestenrot & Wuerttembergische AG	47	889
Zalando SE(2)	34	1,489
zooplus AG(2)	11	1,092
		929,805
Hong Kong — 3.1%
AIA Group Ltd. ADR(1)	844	33,515
ASM Pacific Technology Ltd.	100	1,207
Bank of East Asia Ltd. (The)	600	1,272
BeiGene Ltd. ADR(2)	9	1,425
BOC Hong Kong Holdings Ltd.	3,000	10,366
Budweiser Brewing Co. APAC Ltd.(2)	300	909
Chow Sang Sang Holdings International Ltd.	1,000	1,184
CK Asset Holdings Ltd.	2,000	12,591
CK Hutchison Holdings Ltd.	2,500	21,909
CK Infrastructure Holdings Ltd.	500	3,424
CLP Holdings Ltd.	2,000	21,074
Comba Telecom Systems Holdings Ltd.	6,000	2,413
Convenience Retail Asia Ltd.	4,000	1,835
Dah Sing Banking Group Ltd.	800	993
Dah Sing Financial Holdings Ltd.	400	1,413
Dairy Farm International Holdings Ltd.	200	960
Esprit Holdings Ltd.(2)	5,100	856
Far East Consortium International Ltd.	3,000	1,311
FIH Mobile Ltd.(1)(2)	6,000	917
First Pacific Co. Ltd.	6,000	1,692
Galaxy Entertainment Group Ltd.	2,000	13,356
Get Nice Holdings Ltd.	34,000	801
Giordano International Ltd.	4,000	949
Guotai Junan International Holdings Ltd.	8,000	1,333
Haitong International Securities Group Ltd.	4,000	1,170
Hang Lung Group Ltd.	2,000	5,030
Hang Lung Properties Ltd.	2,000	4,407
Hang Seng Bank Ltd.	400	8,281
Henderson Land Development Co. Ltd.	1,000	4,618
HKBN Ltd.	1,500	2,689
HKT Trust & HKT Ltd.	3,000	4,499
Hong Kong & China Gas Co. Ltd.	4,000	7,733
Hong Kong Exchanges & Clearing Ltd.	700	23,151

21

	Shares	Value
Hongkong & Shanghai Hotels Ltd. (The)	1,000	$1,024
Hongkong Land Holdings Ltd.	1,100	5,446
Hysan Development Co. Ltd.	1,000	3,628
Jardine Matheson Holdings Ltd.	100	5,468
Jardine Strategic Holdings Ltd.	100	2,904
Johnson Electric Holdings Ltd.	1,000	2,320
K Wah International Holdings Ltd.	3,000	1,453
Kerry Properties Ltd.	1,000	2,866
Man Wah Holdings Ltd.	4,400	3,215
Melco International Development Ltd.	2,000	4,136
Melco Resorts & Entertainment Ltd. ADR	400	6,936
MGM China Holdings Ltd.(1)	800	1,092
Minth Group Ltd.	2,000	7,083
MTR Corp. Ltd.	1,000	5,660
New World Development Co. Ltd.	11,000	14,263
Oriental Watch Holdings	4,000	874
Pacific Basin Shipping Ltd.	16,000	2,378
Pacific Textiles Holdings Ltd.	3,000	1,878
PCCW Ltd.	5,000	3,015
Pico Far East Holdings Ltd.	4,000	1,011
Power Assets Holdings Ltd.	1,500	10,726
Sands China Ltd.	2,000	9,393
Shangri-La Asia Ltd.	2,000	1,742
Shun Tak Holdings Ltd.	4,000	1,714
Sino Land Co. Ltd.	6,000	8,031
SITC International Holdings Co. Ltd.	3,000	3,498
SJM Holdings Ltd.	4,000	4,574
SmarTone Telecommunications Holdings Ltd.	1,500	1,064
Sun Hung Kai Properties Ltd.	1,000	14,322
SUNeVision Holdings Ltd.	2,000	1,298
Swire Pacific Ltd., Class A	500	4,542
Swire Properties Ltd.	400	1,193
Techtronic Industries Co. Ltd.	1,000	8,174
Texwinca Holdings Ltd.	4,000	861
United Laboratories International Holdings Ltd. (The)(1)	2,000	1,332
Value Partners Group Ltd.	2,000	1,124
VTech Holdings Ltd.	400	3,515
WH Group Ltd.	15,000	15,396
Wharf Real Estate Investment Co. Ltd.(1)	1,000	4,582
Wheelock & Co. Ltd.	1,000	7,661
Wynn Macau Ltd.	2,400	4,888
Xinyi Glass Holdings Ltd.	4,000	4,978
Yue Yuen Industrial Holdings Ltd.	500	1,212
		391,753
Ireland — 0.5%
AIB Group plc	433	1,033
Bank of Ireland Group plc	2,410	9,056

22

	Shares	Value
C&C Group plc	303	$1,273
Cairn Homes plc(2)	752	1,009
CRH plc	545	18,385
Dalata Hotel Group plc	525	2,409
FBD Holdings plc	108	1,037
Glanbia plc	192	2,257
Glenveagh Properties plc(2)	1,162	972
Kerry Group plc, A Shares	52	6,549
Kingspan Group plc	85	5,383
Smurfit Kappa Group plc	399	13,414
		62,777
Israel — 0.7%
Airport City Ltd.(2)	77	1,470
Alony Hetz Properties & Investments Ltd.	70	1,148
Amot Investments Ltd.	141	1,062
Ashtrom Group Ltd.	80	1,171
AudioCodes Ltd.	42	941
Azrieli Group Ltd.	13	949
Bank Hapoalim BM	537	4,189
Bank Leumi Le-Israel BM	685	4,442
Bayside Land Corp.	2	1,655
Bezeq The Israeli Telecommunication Corp. Ltd.(2)	1,257	920
Caesarstone Ltd.	67	724
Camtek Ltd.	100	991
Check Point Software Technologies Ltd.(2)	57	5,917
Clal Insurance Enterprises Holdings Ltd.(2)	66	689
CyberArk Software Ltd.(2)	36	3,769
Danel Adir Yeoshua Ltd.	12	1,062
Elbit Systems Ltd.	11	1,636
Equital Ltd.(2)	35	847
Fattal Holdings 1998 Ltd.	7	846
FIBI Holdings Ltd.	30	915
First International Bank of Israel Ltd.	60	1,608
FMS Enterprises Migun Ltd.	27	856
Fox Wizel Ltd.	26	1,106
Gazit-Globe Ltd.	96	1,116
Harel Insurance Investments & Financial Services Ltd.	123	719
Hilan Ltd.	26	999
IDI Insurance Co. Ltd.	30	851
Industrial Buildings Corp. Ltd.(2)	386	1,098
Inrom Construction Industries Ltd.	234	978
Israel Chemicals Ltd.	434	1,587
Israel Corp. Ltd. (The)(2)	6	837
Israel Discount Bank Ltd., A Shares	1,203	5,017
Ituran Location and Control Ltd.	43	984
Matrix IT Ltd.	57	1,054
Maytronics Ltd.	124	1,006
Mediterranean Towers Ltd.	327	964

23

	Shares	Value
Melisron Ltd.	16	$991
Mellanox Technologies Ltd.(2)	23	2,747
Menora Mivtachim Holdings Ltd.	69	803
Mizrahi Tefahot Bank Ltd.	114	2,919
Nice Ltd. ADR(2)	17	2,785
Oil Refineries Ltd.	2,871	977
Partner Communications Co. Ltd.(2)	236	1,147
Paz Oil Co. Ltd.	16	1,747
Phoenix Holdings Ltd. (The)	164	823
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18	1,005
Sapiens International Corp. NV	45	1,050
Shapir Engineering and Industry Ltd.	187	1,311
Shikun & Binui Ltd.	404	2,196
Shufersal Ltd.	233	1,462
Strauss Group Ltd.	44	1,326
Summit Real Estate Holdings Ltd.	79	1,262
Teva Pharmaceutical Industries Ltd. ADR(2)	359	4,139
Tower Semiconductor Ltd.(2)	155	2,912
Wix.com Ltd.(2)	9	1,206
		88,931
Italy — 2.3%
A2A SpA	3,412	5,973
ACEA SpA	151	3,177
Amplifon SpA	94	2,707
Anima Holding SpA	197	866
Assicurazioni Generali SpA	298	5,363
ASTM SpA	66	1,643
Atlantia SpA	153	3,283
Autogrill SpA	123	998
Azimut Holding SpA	253	5,407
Banca Farmafactoring SpA	249	1,523
Banca Generali SpA	100	3,113
Banca IFIS SpA	69	1,057
Banca Mediolanum SpA	100	815
Banca Monte dei Paschi di Siena SpA(2)	639	1,295
Banca Popolare di Sondrio SCPA	1,594	3,807
Banco BPM SpA(2)	2,168	4,772
BPER Banca	690	2,753
Brunello Cucinelli SpA	31	1,031
Buzzi Unicem SpA	42	924
Carel Industries SpA	66	817
Cerved Group SpA	259	2,461
CNH Industrial NV	1,344	12,647
Credito Emiliano SpA	173	904
Credito Valtellinese SpA(2)	13,527	1,123
Danieli & C Officine Meccaniche SpA, Preference Shares	89	830
Davide Campari-Milano SpA	111	925

24

	Shares	Value
De' Longhi SpA	48	$833
DiaSorin SpA	8	911
Enav SpA	224	1,349
Enel SpA	4,612	38,619
Eni SpA ADR	704	17,600
ERG SpA	47	1,100
Esprinet SpA	190	1,034
Ferrari NV	75	11,852
Fiat Chrysler Automobiles NV	1,222	15,276
Fincantieri SpA(2)	1,013	805
FinecoBank Banca Fineco SpA	304	3,215
Freni Brembo SpA	175	1,749
Hera SpA	415	1,779
IMA Industria Macchine Automatiche SpA	17	1,061
Infrastrutture Wireless Italiane SpA	103	1,060
Intesa Sanpaolo SpA	9,563	23,287
Iren SpA	1,731	5,364
Italgas SpA	873	5,340
Juventus Football Club SpA(2)	718	782
Leonardo SpA	170	1,746
Maire Tecnimont SpA	377	974
MARR SpA	45	834
Mediaset SpA(2)	524	1,226
Mediobanca Banca di Credito Finanziario SpA	495	4,510
Moncler SpA	191	7,465
OVS SpA(2)	539	884
Piaggio & C SpA	317	762
Pirelli & C SpA	223	1,053
Poste Italiane SpA	395	4,245
Prysmian SpA	251	6,040
RAI Way SpA	251	1,513
Recordati SpA	48	2,063
Saipem SpA(2)	754	2,892
Salini Impregilo SpA(2)	532	788
Salvatore Ferragamo SpA	77	1,223
Saras SpA	2,214	2,615
Sesa SpA	25	1,324
Snam SpA	2,613	12,979
Societa Cattolica di Assicurazioni SC	128	936
Technogym SpA	145	1,520
Telecom Italia SpA/Milano(2)	4,503	2,503
Telecom Italia SpA/Milano, Preference Shares	2,984	1,673
Tenaris SA ADR	95	1,729
Terna Rete Elettrica Nazionale SpA	453	2,999
UniCredit SpA	1,167	15,020
Unione di Banche Italiane SpA	1,591	6,549
Unipol Gruppo SpA	571	2,847
		294,142

25

	Shares	Value
Japan — 22.7%
77 Bank Ltd. (The)	100	$1,287
A&D Co. Ltd.	200	1,432
Acom Co. Ltd.	300	1,230
ADEKA Corp.	100	1,310
Advantest Corp.	200	9,054
Aeon Co. Ltd.	700	13,018
AEON Financial Service Co. Ltd.	100	1,444
Aeon Mall Co. Ltd.	100	1,415
AGC, Inc.	200	5,703
Ai Holdings Corp.	100	1,408
Aida Engineering Ltd.	200	1,482
Aiful Corp.(2)	500	1,221
Air Water, Inc.	200	2,686
Aisan Industry Co. Ltd.	200	1,151
Aisin Seiki Co. Ltd.	200	6,344
Ajinomoto Co., Inc.	400	6,747
Alconix Corp.	100	1,026
Alfresa Holdings Corp.	100	1,789
Alps Alpine Co. Ltd.	400	6,147
Amada Holdings Co. Ltd.	300	2,784
Amano Corp.	100	2,470
ANA Holdings, Inc.	100	2,688
Anritsu Corp.	100	1,633
AOKI Holdings, Inc.	100	839
Aoyama Trading Co. Ltd.	100	1,132
Aozora Bank Ltd.	200	4,989
Arcs Co. Ltd.	100	1,595
Argo Graphics, Inc.	100	3,022
Arisawa Manufacturing Co. Ltd.	200	1,492
Artnature, Inc.	200	1,213
Aruhi Corp.	200	2,925
Asahi Diamond Industrial Co. Ltd.	200	974
Asahi Group Holdings Ltd.	200	7,674
Asahi Intecc Co. Ltd.	100	2,435
Asahi Kasei Corp.	900	7,465
Asia Pile Holdings Corp.	200	862
Asics Corp.	100	1,062
Astellas Pharma, Inc.	1,600	25,090
Atom Corp.	200	1,675
Awa Bank Ltd. (The)	100	2,017
Axial Retailing, Inc.	100	3,170
Azbil Corp.	100	2,468
Bandai Namco Holdings, Inc.	100	4,968
Bando Chemical Industries Ltd.	200	1,287
Bank of Kyoto Ltd. (The)	100	3,381
Bank of Okinawa Ltd. (The)	100	2,860

26

	Shares	Value
Bank of the Ryukyus Ltd.	100	$935
Belluna Co. Ltd.	200	1,002
Benefit One, Inc.	100	1,520
Benesse Holdings, Inc.	100	2,571
Bridgestone Corp.	500	16,649
Broadleaf Co. Ltd.	200	827
Brother Industries Ltd.	300	5,393
Bunka Shutter Co. Ltd.	200	1,430
Calbee, Inc.	100	2,569
Canon, Inc. ADR	209	5,256
Capcom Co. Ltd.	100	2,716
Casio Computer Co. Ltd.	400	6,847
Central Glass Co. Ltd.	100	1,932
Central Japan Railway Co.	100	16,423
Chiba Bank Ltd. (The)	600	2,943
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,005
Chubu Electric Power Co., Inc.	400	5,243
Chugai Pharmaceutical Co. Ltd.	100	10,818
Chugoku Bank Ltd. (The)	200	1,582
Chugoku Electric Power Co., Inc. (The)	200	2,671
Citizen Watch Co. Ltd.	300	1,180
Cleanup Corp.	200	976
CMK Corp.	200	862
Coca-Cola Bottlers Japan Holdings, Inc.	200	4,651
Colowide Co. Ltd.	100	1,640
COMSYS Holdings Corp.	100	2,460
Concordia Financial Group Ltd.	1,200	4,108
Cosmo Energy Holdings Co. Ltd.	100	1,673
Create Restaurants Holdings, Inc.	200	1,581
Credit Saison Co. Ltd.	400	5,781
Curves Holdings Co. Ltd.(2)	100	695
Dai Nippon Printing Co. Ltd.	200	4,871
Dai-ichi Life Holdings, Inc.	900	12,243
Daibiru Corp.	100	1,111
Daicel Corp.	400	3,434
Daido Metal Co. Ltd.	200	1,084
Daifuku Co. Ltd.	100	5,912
Daiho Corp.	100	2,153
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,407
Daiichi Sankyo Co. Ltd.	200	12,175
Daiichikosho Co. Ltd.	100	4,075
Daiki Aluminium Industry Co. Ltd.	200	1,079
Daikin Industries Ltd.	100	13,579
Daikyonishikawa Corp.	200	1,117
Daio Paper Corp.	100	1,323
Daishi Hokuetsu Financial Group, Inc.	100	2,063
Daito Trust Construction Co. Ltd.	100	10,294

27

	Shares	Value
Daiwa House Industry Co. Ltd.	300	$8,260
Daiwa Securities Group, Inc.	1,000	4,238
DCM Holdings Co. Ltd.	200	1,819
Denka Co. Ltd.	100	2,509
Denso Corp.	300	11,655
Dentsu Group, Inc.	100	2,595
Dexerials Corp.	100	731
DIC Corp.	200	4,715
Digital Garage, Inc.	100	3,115
Dip Corp.	100	2,413
DMG Mori Co. Ltd.	200	2,504
Dowa Holdings Co. Ltd.	100	3,285
DTS Corp.	100	1,822
Duskin Co. Ltd.	100	2,580
Eagle Industry Co. Ltd.	200	1,509
East Japan Railway Co.	200	15,389
Ebara Corp.	200	4,734
EDION Corp.	200	1,675
Ehime Bank Ltd. (The)	100	939
Eisai Co. Ltd.	100	7,349
Electric Power Development Co. Ltd.	200	4,280
en-japan, Inc.	100	2,770
eRex Co. Ltd.	100	1,189
Exedy Corp.	100	1,855
F.C.C. Co. Ltd.	100	1,778
FamilyMart Co. Ltd.	200	4,399
Fancl Corp.	100	2,512
FANUC Corp.	100	16,550
Ferrotec Holdings Corp.	200	1,236
Foster Electric Co. Ltd.	100	1,325
France Bed Holdings Co. Ltd.	200	1,587
Fuji Co. Ltd.	100	1,485
Fuji Corp/Aichi	100	1,655
Fujibo Holdings, Inc.	100	2,712
FUJIFILM Holdings Corp.	100	4,869
Fujikura Ltd.	700	2,232
Fujimori Kogyo Co. Ltd.	100	2,648
Fujitec Co. Ltd.	100	1,385
Fujitsu General Ltd.	100	1,984
Fujitsu Ltd.	200	21,107
Fukui Computer Holdings, Inc.	100	2,485
Fukuoka Financial Group, Inc.	200	3,026
Furukawa Electric Co. Ltd.	100	2,189
Furuno Electric Co. Ltd.	100	846
Futaba Industrial Co. Ltd.	200	1,055
Fuyo General Lease Co. Ltd.	100	5,622
G-Tekt Corp.	100	1,201

28

	Shares	Value
Geo Holdings Corp.	100	$1,084
Glory Ltd.	100	2,650
GMO Financial Holdings, Inc.	200	968
GMO Internet, Inc.	100	1,681
GNI Group Ltd.(2)	100	1,218
Goldcrest Co. Ltd.	100	1,541
GS Yuasa Corp.	100	1,758
Gunma Bank Ltd. (The)	300	901
H-One Co. Ltd.	200	1,140
H2O Retailing Corp.	200	1,537
Hachijuni Bank Ltd. (The)	500	1,701
Hakuhodo DY Holdings, Inc.	100	1,160
Hamamatsu Photonics KK	100	3,956
Hankyu Hanshin Holdings, Inc.	300	9,845
Hanwa Co. Ltd.	100	2,041
Haseko Corp.	700	8,906
Hazama Ando Corp.	500	3,646
Heiwa Corp.	100	1,861
Heiwado Co. Ltd.	100	1,547
Hino Motors Ltd.	400	3,287
Hiroshima Bank Ltd. (The)	300	1,297
Hitachi Capital Corp.	100	2,548
Hitachi Construction Machinery Co. Ltd.	100	2,447
Hitachi High-Tech Corp.	100	7,434
Hitachi Ltd.	600	20,126
Hitachi Metals Ltd.	100	1,458
Hitachi Transport System Ltd.	100	2,684
Hitachi Zosen Corp.	500	1,769
Hogy Medical Co. Ltd.	100	2,862
Hokkaido Electric Power Co., Inc.	300	1,304
Hokko Chemical Industry Co. Ltd.	200	1,006
Hokkoku Bank Ltd. (The)	100	2,553
Hokuetsu Corp.	200	809
Hokuetsu Industries Co. Ltd.	100	1,027
Hokuhoku Financial Group, Inc.	100	845
Hokuriku Electric Power Co.(2)	200	1,362
Hokuto Corp.	200	3,404
Honda Motor Co. Ltd. ADR	1,056	27,097
Honeys Holdings Co. Ltd.	100	1,063
Hoosiers Holdings	200	1,149
Horiba Ltd.	100	5,427
Hosiden Corp.	100	860
Hoya Corp. ADR(1)	216	18,924
Hulic Co. Ltd.	600	6,698
Hyakugo Bank Ltd. (The)	400	1,132
I-Net Corp./Kanagawa	100	1,155
Ibiden Co. Ltd.	200	4,395

29

	Shares	Value
Ichigo, Inc.	600	$1,816
Ichikoh Industries Ltd.	200	1,233
Ichinen Holdings Co. Ltd.	100	1,058
Idemitsu Kosan Co. Ltd.	300	7,348
IHI Corp.	100	2,092
Iida Group Holdings Co. Ltd.	100	1,348
Iino Kaiun Kaisha Ltd.	400	1,221
Inaba Denki Sangyo Co. Ltd.	100	2,208
Inabata & Co. Ltd.	100	1,159
Ines Corp.	100	1,360
Infomart Corp.	200	1,199
INPEX Corp.	1,200	10,446
Internet Initiative Japan, Inc.	100	2,789
Isetan Mitsukoshi Holdings Ltd.	400	2,608
Ishihara Sangyo Kaisha Ltd.	100	659
Isuzu Motors Ltd.	400	3,741
Ito En Ltd.	100	4,400
ITOCHU Corp.	400	9,094
Itochu Techno-Solutions Corp.	100	2,812
Itoham Yonekyu Holdings, Inc.	200	1,102
IwaiCosmo Holdings, Inc.	100	1,034
Iwatani Corp.	100	3,277
Iyo Bank Ltd. (The)	300	1,349
J Front Retailing Co. Ltd.	600	6,348
Jaccs Co. Ltd.	100	1,999
Jafco Co. Ltd.	100	3,788
Japan Airlines Co. Ltd.	100	2,476
Japan Aviation Electronics Industry Ltd.	100	1,597
Japan Exchange Group, Inc.	400	6,701
Japan Lifeline Co. Ltd.	100	1,239
Japan Material Co. Ltd.	100	1,184
Japan Petroleum Exploration Co. Ltd.	100	2,173
Japan Post Bank Co. Ltd.	200	1,780
Japan Post Holdings Co. Ltd.	800	6,958
Japan Post Insurance Co. Ltd.	100	1,524
Japan Steel Works Ltd. (The)	200	2,896
Japan Wool Textile Co. Ltd. (The)	200	1,653
JCU Corp.	100	2,318
JDC Corp.	200	937
JFE Holdings, Inc.	400	3,687
JGC Holdings Corp.	400	4,883
JSR Corp.	100	1,747
JTEKT Corp.	300	2,905
Juroku Bank Ltd. (The)	200	3,397
JVCKenwood Corp.	500	1,010
JXTG Holdings, Inc.	3,100	12,417
K's Holdings Corp.	400	4,392

30

	Shares	Value
Kadokawa Corp.(2)	200	$2,670
Kaga Electronics Co. Ltd.	100	1,823
Kagome Co. Ltd.	100	2,154
Kajima Corp.	500	5,362
Kakaku.com, Inc.	300	6,410
Kamei Corp.	100	909
Kamigumi Co. Ltd.	100	1,917
Kanamoto Co. Ltd.	100	2,205
Kandenko Co. Ltd.	200	1,689
Kaneka Corp.	100	2,680
Kanematsu Corp.	200	2,163
Kansai Electric Power Co., Inc. (The)	500	5,427
Kansai Mirai Financial Group, Inc.	200	937
Kansai Paint Co. Ltd.	100	2,177
Kanto Denka Kogyo Co. Ltd.	200	1,696
Kao Corp.	200	14,555
Kasai Kogyo Co. Ltd.	200	1,217
Katitas Co. Ltd.	100	3,390
Kato Sangyo Co. Ltd.	100	2,774
Kawasaki Heavy Industries Ltd.	200	3,604
Kawasaki Kisen Kaisha Ltd.(2)	200	2,233
KDDI Corp.	1,100	31,086
Keihan Holdings Co. Ltd.	100	4,047
Keikyu Corp.	400	6,052
Keisei Electric Railway Co. Ltd.	100	3,191
Keiyo Bank Ltd. (The)	200	939
Kenedix, Inc.	200	1,075
Kewpie Corp.	100	1,836
Kikkoman Corp.	100	4,618
Kinden Corp.	100	1,502
Kintetsu Group Holdings Co. Ltd.	200	8,626
Kintetsu World Express, Inc.	100	1,560
Kirin Holdings Co. Ltd.	400	7,661
Kitanotatsujin Corp.	200	962
Kito Corp.	100	1,276
Kitz Corp.	200	1,186
Kiyo Bank Ltd. (The)	100	1,315
Koatsu Gas Kogyo Co. Ltd.	200	1,221
Kobe Bussan Co. Ltd.	100	3,658
Kobe Steel Ltd.	300	1,109
Kohnan Shoji Co. Ltd.	100	2,011
Koito Manufacturing Co. Ltd.	100	4,030
Kokuyo Co. Ltd.	100	1,411
Komatsu Ltd.	300	6,023
Komeri Co. Ltd.	100	1,804
Komori Corp.	100	758
Konami Holdings Corp.	100	3,621

31

	Shares	Value
Konica Minolta, Inc.	200	$1,097
Koshidaka Holdings Co. Ltd.	100	528
Kotobuki Spirits Co. Ltd.	100	4,906
Kubota Corp.	400	5,602
Kumagai Gumi Co. Ltd.	100	2,648
Kuraray Co. Ltd.	600	6,215
Kurita Water Industries Ltd.	100	2,575
KYB Corp.(2)	100	2,207
Kyocera Corp.	100	6,268
Kyowa Exeo Corp.	200	4,355
Kyudenko Corp.	100	2,668
Kyushu Electric Power Co., Inc.	300	2,169
Kyushu Financial Group, Inc.	400	1,359
Kyushu Railway Co.	200	6,001
Lasertec Corp.	200	9,069
Lawson, Inc.	100	5,370
LINE Corp. ADR(2)	22	1,082
Lion Corp.	300	5,011
LIXIL Group Corp.	200	2,991
LIXIL VIVA Corp.	100	1,892
M&A Capital Partners Co. Ltd.(2)	100	2,964
M3, Inc.	200	5,144
Mabuchi Motor Co. Ltd.	100	3,453
Macnica Fuji Electronics Holdings, Inc.	100	1,392
Maeda Corp.	300	2,671
Maeda Road Construction Co. Ltd.	100	2,953
Makino Milling Machine Co. Ltd.	100	3,375
Makita Corp.	200	6,860
Marubeni Corp.	700	4,628
Marui Group Co. Ltd.	300	5,782
Matsumotokiyoshi Holdings Co. Ltd.	100	3,267
Maxell Holdings Ltd.	100	1,200
Mazda Motor Corp.	500	3,451
McDonald's Holdings Co. Japan Ltd.	100	4,223
MCJ Co. Ltd.	200	1,148
Mebuki Financial Group, Inc.	1,000	1,945
Medipal Holdings Corp.	200	3,642
Megmilk Snow Brand Co. Ltd.	100	2,010
Meidensha Corp.	100	1,600
Meiko Electronics Co. Ltd.	100	1,474
Meisei Industrial Co. Ltd.	200	1,342
Meitec Corp.	100	4,707
Mercari, Inc.(2)	100	2,282
METAWATER Co. Ltd.	100	3,519
Micronics Japan Co. Ltd.	100	873
Mie Kotsu Group Holdings, Inc.	200	902
Mimasu Semiconductor Industry Co. Ltd.	100	1,839

32

	Shares	Value
MINEBEA MITSUMI, Inc.	600	$10,511
Ministop Co. Ltd.	100	1,326
Miraca Holdings, Inc.	100	2,511
Mirait Holdings Corp.	100	1,318
MISUMI Group, Inc.	100	2,096
Mitsuba Corp.	200	1,127
Mitsubishi Chemical Holdings Corp.	1,100	7,366
Mitsubishi Corp. ADR	176	8,661
Mitsubishi Electric Corp.	900	11,358
Mitsubishi Estate Co. Ltd.	400	6,893
Mitsubishi Gas Chemical Co., Inc.	200	3,006
Mitsubishi Heavy Industries Ltd.	200	6,306
Mitsubishi Materials Corp.	200	4,544
Mitsubishi Motors Corp.	600	1,983
Mitsubishi UFJ Financial Group, Inc. ADR	6,949	33,842
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,511
Mitsuboshi Belting Ltd.	100	1,362
Mitsui & Co. Ltd.	700	11,527
Mitsui Chemicals, Inc.	300	6,455
Mitsui E&S Holdings Co. Ltd.(2)	200	1,428
Mitsui Fudosan Co. Ltd.	300	6,950
Mitsui Matsushima Holdings Co. Ltd.	100	936
Mitsui Mining & Smelting Co. Ltd.	200	4,762
Mitsui OSK Lines Ltd.	300	6,179
Mitsui-Soko Holdings Co. Ltd.	100	1,446
Mizuho Financial Group, Inc. ADR(1)	6,145	16,284
Mizuho Leasing Co. Ltd.	100	2,628
Mizuno Corp.	100	1,979
Modec, Inc.	100	1,674
MonotaRO Co. Ltd.	100	2,218
Morinaga & Co. Ltd.	100	3,962
Morinaga Milk Industry Co. Ltd.	100	3,542
MS&AD Insurance Group Holdings, Inc.	400	12,863
Murata Manufacturing Co. Ltd.	400	21,469
Musashi Seimitsu Industry Co. Ltd.	100	1,092
Nabtesco Corp.	100	2,676
Nagase & Co. Ltd.	100	1,197
Nagoya Railroad Co. Ltd.	300	7,820
Nankai Electric Railway Co. Ltd.	200	4,406
Nanto Bank Ltd. (The)	100	1,984
NEC Corp.	300	11,198
NEC Networks & System Integration Corp.	100	3,740
NET One Systems Co. Ltd.	100	2,153
Nexon Co. Ltd.	100	1,585
NGK Insulators Ltd.	300	4,693
NGK Spark Plug Co. Ltd.	200	3,267
NH Foods Ltd.	100	3,778

33

	Shares	Value
NHK Spring Co. Ltd.	300	$2,274
Nichi-iko Pharmaceutical Co. Ltd.	100	1,072
Nichias Corp.	100	2,059
Nichicon Corp.	100	735
Nichiha Corp.	100	2,077
NichiiGakkan Co. Ltd.	100	1,038
Nichirei Corp.	100	2,541
Nichireki Co. Ltd.	100	1,200
Nidec Corp. ADR	194	5,673
Nifco, Inc.	200	4,835
Nihon Dempa Kogyo Co. Ltd.(2)	200	731
Nihon House Holdings Co. Ltd.	300	1,087
Nihon M&A Center, Inc.	100	2,985
Nihon Nohyaku Co. Ltd.	200	932
Nihon Parkerizing Co. Ltd.	100	914
Nihon Plast Co. Ltd.	200	1,075
Nihon Unisys Ltd.	100	3,055
Nikkiso Co. Ltd.	100	889
Nikkon Holdings Co. Ltd.	100	1,923
Nikon Corp.	100	1,022
Nippo Corp.	100	2,259
Nippon Air Conditioning Services Co. Ltd.	200	1,274
Nippon Carbon Co. Ltd.	100	3,309
Nippon Densetsu Kogyo Co. Ltd.	100	1,816
Nippon Electric Glass Co. Ltd.	100	1,676
Nippon Express Co. Ltd.	100	4,769
Nippon Flour Mills Co. Ltd.	100	1,482
Nippon Kayaku Co. Ltd.	100	1,100
Nippon Light Metal Holdings Co. Ltd.	800	1,400
Nippon Paint Holdings Co. Ltd.	100	4,545
Nippon Paper Industries Co. Ltd.	100	1,444
Nippon Seiki Co. Ltd.	100	1,315
Nippon Sheet Glass Co. Ltd.	200	893
Nippon Signal Co. Ltd.	100	1,060
Nippon Steel Corp.	400	4,482
Nippon Suisan Kaisha Ltd.	200	943
Nippon Telegraph & Telephone Corp.	800	18,716
Nippon Yusen KK	300	4,262
Nipro Corp.	300	3,186
Nishi-Nippon Financial Holdings, Inc.	200	1,142
Nishi-Nippon Railroad Co. Ltd.	100	2,191
Nishimatsu Construction Co. Ltd.	100	2,096
Nissan Motor Co. Ltd.	1,200	5,134
Nissha Co. Ltd.	100	777
Nisshin Group Holdings Co. Ltd.	200	844
Nisshin Oillio Group Ltd. (The)	100	3,079
Nisshin Seifun Group, Inc.	100	1,686
34

	Shares	Value
Nisshinbo Holdings, Inc.	400	$3,385
Nissin Electric Co. Ltd.	100	953
Nitori Holdings Co. Ltd.	100	13,858
Nitto Denko Corp.	200	9,972
Nitto Kogyo Corp.	100	1,745
Nittoc Construction Co. Ltd.	200	1,413
Nojima Corp.	100	1,809
NOK Corp.	200	2,523
Nomura Co. Ltd.	100	907
North Pacific Bank Ltd.	500	940
NSK Ltd.	200	1,519
NTN Corp.	1,000	2,397
NTT Data Corp.	700	8,485
NTT DOCOMO, Inc.	800	21,621
Obayashi Corp.	1,000	10,043
Odakyu Electric Railway Co. Ltd.	300	5,776
Ogaki Kyoritsu Bank Ltd. (The)	100	1,868
Oji Holdings Corp.	900	4,265
Oki Electric Industry Co. Ltd.	200	2,198
Okinawa Electric Power Co., Inc. (The)	100	1,733
Okuwa Co. Ltd.	100	1,228
Olympus Corp.	800	14,469
Omron Corp.	200	10,754
Ono Pharmaceutical Co. Ltd.	100	2,040
Onward Holdings Co. Ltd.	200	968
Open House Co. Ltd.	200	5,086
Optorun Co. Ltd.	100	2,640
Organo Corp.	100	5,869
Orient Corp.	1,100	1,349
Oriental Land Co. Ltd.	100	11,339
ORIX Corp. ADR	254	20,290
Osaka Gas Co. Ltd.	200	3,224
OSAKA Titanium Technologies Co. Ltd.	100	1,015
OSG Corp.	100	1,494
Otsuka Corp.	100	4,313
Otsuka Holdings Co. Ltd.	100	3,766
Outsourcing, Inc.	100	723
Pacific Industrial Co. Ltd.	100	1,084
Pan Pacific International Holdings Corp.	600	9,889
Panasonic Corp.	2,700	25,669
Park24 Co. Ltd.	200	3,894
Penta-Ocean Construction Co. Ltd.	800	4,244
PeptiDream, Inc.(2)	100	3,970
Persol Holdings Co. Ltd.	100	1,320
Pigeon Corp.	100	3,371
Pilot Corp.	100	3,242
Piolax, Inc.	100	1,429

35

	Shares	Value
Poletowin Pitcrew Holdings, Inc.	100	$769
Press Kogyo Co. Ltd.	300	857
Pressance Corp.	100	1,054
Prestige International, Inc.	200	1,540
PS Mitsubishi Construction Co. Ltd.	200	1,065
Raito Kogyo Co. Ltd.	100	1,235
Rakuten, Inc.	200	1,668
Recruit Holdings Co. Ltd.	500	17,362
Relia, Inc.	100	1,113
Relo Group, Inc.	100	2,179
Renesas Electronics Corp.(2)	500	2,992
Rengo Co. Ltd.	200	1,369
Resona Holdings, Inc.	1,900	7,167
Resorttrust, Inc.	100	1,317
Ricoh Co. Ltd.	1,100	10,190
Rohm Co. Ltd.	100	6,530
Rohto Pharmaceutical Co. Ltd.	100	2,893
Rorze Corp.	100	3,044
Round One Corp.	100	746
Ryobi Ltd.	100	1,294
Ryohin Keikaku Co. Ltd.	200	2,716
S-Pool, Inc.	200	1,266
Sakata INX Corp.	100	870
Sakura Internet, Inc.	200	930
Sala Corp.	200	1,020
San-A Co. Ltd.	100	3,614
San-Ai Oil Co. Ltd.	200	1,740
San-In Godo Bank Ltd. (The)	200	1,007
Sanden Holdings Corp.(2)	200	947
Sanei Architecture Planning Co. Ltd.	100	1,199
Sanken Electric Co. Ltd.	100	2,356
Sanki Engineering Co. Ltd.	100	1,175
Sankyo Tateyama, Inc.	100	1,001
Sankyu, Inc.	100	4,245
Sanoh Industrial Co. Ltd.	100	774
Santen Pharmaceutical Co. Ltd.	200	3,210
Sanwa Holdings Corp.	300	2,746
Sapporo Holdings Ltd.	100	2,000
Sato Holdings Corp.	100	2,245
Sawada Holdings Co. Ltd.	200	1,844
SBI Holdings, Inc.	400	8,021
SBS Holdings, Inc.	100	1,475
SCSK Corp.	100	5,282
Secom Co. Ltd.	100	7,918
Sega Sammy Holdings, Inc.	100	1,327
Seibu Holdings, Inc.	300	4,234
Seikitokyu Kogyo Co. Ltd.	200	1,496

36

	Shares	Value
Seiko Epson Corp.	400	$5,639
Seiko Holdings Corp.	100	1,931
Seino Holdings Co. Ltd.	200	2,159
Seiren Co. Ltd.	100	1,264
Sekisui Chemical Co. Ltd.	300	4,542
Sekisui House Ltd.	900	17,619
Senko Group Holdings Co. Ltd.	200	1,462
Seria Co. Ltd.	100	2,655
Seven & i Holdings Co. Ltd.	600	20,489
Seven Bank Ltd.	1,000	2,626
SG Holdings Co. Ltd.	100	1,953
Sharp Corp.	300	3,477
Shiga Bank Ltd. (The)	100	2,247
Shikoku Bank Ltd. (The)	200	1,554
Shikoku Chemicals Corp.	100	997
Shikoku Electric Power Co., Inc.	300	2,282
Shimachu Co. Ltd.	100	2,446
Shimadzu Corp.	100	2,421
Shimizu Corp.	900	8,158
Shin-Etsu Chemical Co. Ltd.	200	22,369
Shin-Etsu Polymer Co. Ltd.	200	1,557
Shinmaywa Industries Ltd.	100	1,126
Shinnihon Corp.	200	1,396
Shinoken Group Co. Ltd.	100	953
Shinsei Bank Ltd.	300	3,976
Shionogi & Co. Ltd.	100	5,398
Ship Healthcare Holdings, Inc.	100	4,052
Shiseido Co. Ltd. ADR	127	7,554
Shizuoka Bank Ltd. (The)	400	2,515
Showa Denko KK	200	4,294
Sinko Industries Ltd.	200	2,794
Sintokogio Ltd.	200	1,456
SKY Perfect JSAT Holdings, Inc.	300	1,287
Skylark Holdings Co. Ltd.	200	2,993
SMC Corp. ADR(1)	343	6,689
SMS Co. Ltd.	100	1,964
Sodick Co. Ltd.	200	1,335
Softbank Corp.	700	9,156
SoftBank Group Corp.	500	23,035
Sojitz Corp.	700	2,016
Solasto Corp.	100	907
Sompo Holdings, Inc.	300	11,035
Sony Corp. ADR	800	49,760
Sony Financial Holdings, Inc.	100	1,991
Sotetsu Holdings, Inc.	100	2,269
Square Enix Holdings Co. Ltd.	100	4,042
Stanley Electric Co. Ltd.	200	4,859

37

	Shares	Value
Starts Corp., Inc.	100	$2,054
Subaru Corp.	600	14,501
Sugi Holdings Co. Ltd.	100	4,725
SUMCO Corp.	500	7,536
Sumida Corp.	100	876
Sumitomo Chemical Co. Ltd.	1,700	6,160
Sumitomo Corp.	600	8,564
Sumitomo Electric Industries Ltd.	900	10,683
Sumitomo Forestry Co. Ltd.	400	5,936
Sumitomo Heavy Industries Ltd.	100	2,161
Sumitomo Metal Mining Co. Ltd.	200	4,946
Sumitomo Mitsui Construction Co. Ltd.	300	1,517
Sumitomo Mitsui Financial Group, Inc. ADR(1)	3,909	24,900
Sumitomo Mitsui Trust Holdings, Inc.	300	10,234
Sumitomo Osaka Cement Co. Ltd.	100	3,410
Sumitomo Realty & Development Co. Ltd.	300	9,465
Sumitomo Riko Co. Ltd.	200	1,327
Sumitomo Rubber Industries Ltd.	400	4,142
Sumitomo Warehouse Co. Ltd. (The)	100	1,188
Sundrug Co. Ltd.	100	3,117
Suntory Beverage & Food Ltd.	100	3,801
Suruga Bank Ltd.(2)	400	1,471
Sushiro Global Holdings Ltd.	100	7,128
Suzuki Motor Corp.	400	16,304
SWCC Showa Holdings Co. Ltd.	200	2,010
Sysmex Corp.	100	6,387
Systena Corp.	100	1,310
T&D Holdings, Inc.	500	4,891
T-Gaia Corp.	100	1,890
Tadano Ltd.	200	1,662
Taiheiyo Cement Corp.	100	2,454
Taikisha Ltd.	100	2,865
Taisei Corp.	300	10,224
Taiyo Nippon Sanso Corp.	100	1,786
Taiyo Yuden Co. Ltd.	300	8,331
Takamatsu Construction Group Co. Ltd.	100	2,157
Takara Holdings, Inc.	200	1,543
Takara Leben Co. Ltd.	300	1,181
Takara Standard Co. Ltd.	100	1,413
Takashimaya Co. Ltd.	300	2,795
Takeda Pharmaceutical Co. Ltd. ADR(2)	684	11,833
Takeei Corp.	100	799
Takeuchi Manufacturing Co. Ltd.	100	1,523
Takuma Co. Ltd.	100	1,093
Tama Home Co. Ltd.	100	1,171
Tamura Corp.	200	930
Tatsuta Electric Wire and Cable Co. Ltd.	200	954

38

	Shares	Value
TDK Corp.	200	$19,219
TechnoPro Holdings, Inc.	100	5,930
Teijin Ltd.	400	6,552
Terumo Corp.	200	6,407
THK Co. Ltd.	100	2,271
TIS, Inc.	100	5,931
Toagosei Co. Ltd.	200	1,986
Tobu Railway Co. Ltd.	300	9,036
TOC Co. Ltd.	200	1,264
Tocalo Co. Ltd.	100	878
Toda Corp.	500	2,976
Toho Bank Ltd. (The)	500	1,014
Toho Holdings Co. Ltd.	100	1,883
Tohoku Electric Power Co., Inc.	500	4,382
Tokai Carbon Co. Ltd.	300	2,669
TOKAI Holdings Corp.	300	2,449
Tokai Rika Co. Ltd.	100	1,496
Tokio Marine Holdings, Inc.	400	21,416
Tokuyama Corp.	200	4,475
Tokyo Century Corp.	100	4,127
Tokyo Dome Corp.	200	1,525
Tokyo Electric Power Co. Holdings, Inc.(2)	1,100	4,170
Tokyo Electron Ltd.	100	20,555
Tokyo Gas Co. Ltd.	100	2,019
Tokyo Steel Manufacturing Co. Ltd.	200	1,271
Tokyo Tatemono Co. Ltd.	200	2,720
Tokyu Construction Co. Ltd.	200	1,251
Tokyu Corp.	500	7,653
Tokyu Fudosan Holdings Corp.	400	2,517
TOMONY Holdings, Inc.	300	835
Tomy Co. Ltd.	100	883
Topcon Corp.	200	1,978
Toppan Forms Co. Ltd.	100	953
Toppan Printing Co. Ltd.	300	5,288
Topre Corp.	100	1,297
Toray Industries, Inc.	1,200	6,957
Toridoll Holdings Corp.	100	2,047
Torii Pharmaceutical Co. Ltd.	100	2,985
Tosei Corp.	100	1,074
Toshiba Corp.	100	2,701
Toshiba TEC Corp.	100	3,737
Tosoh Corp.	400	5,452
Totetsu Kogyo Co. Ltd.	100	2,612
TOTO Ltd.	100	3,770
Towa Bank Ltd. (The)	200	1,284
Towa Pharmaceutical Co. Ltd.	100	1,980
Toyo Seikan Group Holdings Ltd.	100	1,633

39

	Shares	Value
Toyo Suisan Kaisha Ltd.	100	$4,006
Toyo Tire Corp.	200	2,647
Toyobo Co. Ltd.	200	2,501
Toyoda Gosei Co. Ltd.	200	4,248
Toyota Boshoku Corp.	200	2,747
Toyota Industries Corp.	100	5,265
Toyota Motor Corp. ADR	673	87,995
Toyota Tsusho Corp.	200	6,009
TPR Co. Ltd.	200	2,769
Trend Micro, Inc.	100	4,959
TS Tech Co. Ltd.	100	2,592
Tsukishima Kikai Co. Ltd.	100	1,147
Tsukui Corp.	200	914
Tsumura & Co.	200	4,643
UACJ Corp.	100	1,747
Ube Industries Ltd.	200	3,629
Unicharm Corp.	100	3,245
Unipres Corp.	100	1,074
United Super Markets Holdings, Inc.	200	1,583
Universal Entertainment Corp.(2)	100	2,736
Ushio, Inc.	100	1,247
USS Co. Ltd.	100	1,576
UT Group Co. Ltd.	200	3,955
Valor Holdings Co. Ltd.	100	1,509
VT Holdings Co. Ltd.	300	1,003
Wacom Co. Ltd.	400	1,229
Wakita & Co. Ltd.	100	805
Welcia Holdings Co. Ltd.	100	6,078
West Japan Railway Co.	200	14,106
World Co. Ltd.	100	1,885
Yakult Honsha Co. Ltd.	100	4,561
YAMABIKO Corp.	100	804
Yamada Denki Co. Ltd.	600	2,878
Yamaguchi Financial Group, Inc.	200	1,059
Yamaha Corp.	100	4,878
Yamaha Motor Co. Ltd.	600	9,541
Yamaichi Electronics Co. Ltd.	100	1,523
Yamato Corp.	200	1,115
Yamato Holdings Co. Ltd.	100	1,570
Yamazaki Baking Co. Ltd.	100	1,697
Yamazen Corp.	200	1,599
Yaskawa Electric Corp.	100	3,110
Yellow Hat Ltd.	100	1,344
Yokogawa Bridge Holdings Corp.	100	1,799
Yokogawa Electric Corp.	100	1,630
Yokohama Reito Co. Ltd.	200	1,577
Yokohama Rubber Co. Ltd. (The)	300	4,853

40

	Shares	Value
Yorozu Corp.	100	$1,187
Yoshinoya Holdings Co. Ltd.	100	1,988
Yotai Refractories Co. Ltd.	200	1,183
Yuasa Trading Co. Ltd.	100	2,811
Yumeshin Holdings Co. Ltd.	200	1,312
Yurtec Corp.	200	1,046
Z Holdings Corp.	2,300	8,315
Zenkoku Hosho Co. Ltd.	100	3,738
Zensho Holdings Co. Ltd.	100	1,823
Zeon Corp.	200	1,899
		2,880,579
Netherlands — 3.5%
Aalberts NV	243	9,206
ABN AMRO Bank NV CVA	251	3,515
Accell Group NV	69	1,895
Adyen NV(2)	7	6,210
Aegon NV	3,130	10,579
AerCap Holdings NV(2)	284	14,791
Akzo Nobel NV	86	6,904
Alfen Beheer BV(2)	69	2,090
Altice Europe NV(2)	285	1,535
AMG Advanced Metallurgical Group NV	95	2,228
ASM International NV	101	11,843
ASML Holding NV (New York)	201	55,619
ASR Nederland NV	374	12,494
Basic-Fit NV(2)	101	3,396
BE Semiconductor Industries NV	276	10,787
Boskalis Westminster	159	3,494
Coca-Cola European Partners plc	202	10,294
Constellium SE(2)	73	905
Corbion NV	95	3,456
Flow Traders	54	1,290
Fugro NV CVA(2)	269	2,181
Heineken Holding NV	20	1,768
Heineken NV	81	8,123
IMCD NV	44	3,608
ING Groep NV ADR	3,768	35,758
InterXion Holding NV(2)	186	15,789
Just Eat Takeaway(2)	22	1,922
Kendrion NV	45	905
Koninklijke Ahold Delhaize NV	1,251	29,360
Koninklijke BAM Groep NV	431	1,194
Koninklijke DSM NV ADR(1)	697	19,530
Koninklijke KPN NV	6,913	16,891
Koninklijke Philips NV(1)	241	10,339
Koninklijke Vopak NV	182	8,703
Nederland Apparatenfabriek	19	986

41

	Shares	Value
NN Group NV	502	$17,186
NXP Semiconductors NV	185	21,033
Pharming Group NV(2)	2,374	2,950
PostNL NV	483	737
Prosus NV(2)	119	8,437
Randstad NV	240	12,454
SBM Offshore NV	202	3,189
Signify NV	190	5,680
TKH Group NV CVA	118	5,361
Unilever NV (New York)	531	28,016
Wolters Kluwer NV	105	7,717
		442,348
New Zealand — 0.3%
a2 Milk Co. Ltd.(2)	165	1,659
Air New Zealand Ltd.	903	1,279
Arvida Group Ltd.	960	1,011
Auckland International Airport Ltd.	475	2,313
Chorus Ltd.	680	2,834
Contact Energy Ltd.	264	1,107
Fisher & Paykel Healthcare Corp. Ltd.	168	2,711
Fletcher Building Ltd.	840	2,732
Genesis Energy Ltd.	552	1,049
Hallenstein Glasson Holdings Ltd.	237	710
Infratil Ltd.	578	1,846
Kathmandu Holdings Ltd.	507	969
Mercury NZ Ltd.	826	2,464
Meridian Energy Ltd.	564	1,632
Metlifecare Ltd.	271	1,166
New Zealand Refining Co. Ltd. (The)	788	600
Ryman Healthcare Ltd.	101	955
Sanford Ltd.	199	885
SKYCITY Entertainment Group Ltd.	947	1,899
Spark New Zealand Ltd.	1,441	4,016
Summerset Group Holdings Ltd.	218	1,058
Synlait Milk Ltd.(2)	167	621
Z Energy Ltd.	517	1,304
		36,820
Norway — 0.7%
Adevinta ASA(2)	94	997
Aker BP ASA	110	2,611
Atea ASA(2)	72	818
Austevoll Seafood ASA	108	966
Avance Gas Holding Ltd.(2)	187	810
Bakkafrost P/F	34	2,147
Borregaard ASA	101	1,082
Bouvet ASA	26	1,086
BW Energy Ltd.(2)	49	89

42

	Shares	Value
BW LPG Ltd.	210	$1,327
BW Offshore Ltd.(2)	245	938
DNB ASA	566	9,468
DNO ASA	928	643
Elkem ASA	447	870
Entra ASA	98	1,544
Equinor ASA ADR(1)	668	10,387
Frontline Ltd.	96	786
Gjensidige Forsikring ASA	102	2,079
Golden Ocean Group Ltd.	201	805
Grieg Seafood ASA	66	843
Kongsberg Gruppen ASA	66	1,101
Leroy Seafood Group ASA	159	990
Mowi ASA(1)	249	5,277
Nordic Semiconductor ASA(2)	175	942
Norsk Hydro ASA	1,136	3,333
Norway Royal Salmon ASA	39	906
Norwegian Finans Holding ASA(2)	272	2,553
Odfjell Drilling Ltd.(2)	354	906
Orkla ASA	286	2,403
PGS ASA(2)	1,017	1,436
Salmar ASA	30	1,354
Sbanken ASA	137	930
Schibsted ASA, B Shares	39	938
Selvaag Bolig ASA	147	931
SpareBank 1 Nord Norge	222	1,722
Sparebank 1 Oestlandet	104	1,043
SpareBank 1 SMN	201	2,030
SpareBank 1 SR-Bank ASA	164	1,578
Sparebanken More	30	1,050
Sparebanken Vest	211	1,532
Stolt-Nielsen Ltd.	82	901
Storebrand ASA	365	2,367
Subsea 7 SA	437	3,842
Telenor ASA	279	4,544
TGS NOPEC Geophysical Co. ASA	149	3,410
Tomra Systems ASA	35	1,114
Yara International ASA	46	1,682
		91,111
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	4,784	863
EDP - Energias de Portugal SA	1,428	6,668
Galp Energia SGPS SA	451	6,191
Jeronimo Martins SGPS SA	195	3,440
REN - Redes Energeticas Nacionais SGPS SA	1,227	3,416
Sonae SGPS SA	1,952	1,532
		22,110

43

	Shares	Value
Singapore — 1.2%
Accordia Golf Trust	2,000	$883
AEM Holdings Ltd.	1,000	1,528
CapitaLand Ltd.	1,600	4,090
City Developments Ltd.	900	6,310
ComfortDelGro Corp. Ltd.	3,000	4,231
DBS Group Holdings Ltd. ADR	324	22,541
Frencken Group Ltd.	1,500	904
Golden Agri-Resources Ltd.	9,900	1,413
GuocoLand Ltd.	800	969
Hour Glass Ltd. (The)	1,700	893
Hutchison Port Holdings Trust, U Shares	9,500	1,396
Jardine Cycle & Carriage Ltd.	100	1,927
Keppel Corp. Ltd.	600	2,743
Keppel Infrastructure Trust	4,100	1,538
NetLink NBN Trust	1,500	1,058
OUE Ltd.	1,000	995
Oversea-Chinese Banking Corp. Ltd.	2,000	15,354
Oxley Holdings Ltd.	3,800	845
Raffles Medical Group Ltd.	1,900	1,356
Rex International Holding Ltd.(2)	7,900	1,126
SATS Ltd.	300	877
Sembcorp Industries Ltd.	1,900	2,524
Sembcorp Marine Ltd.(2)	1,900	1,491
Sheng Siong Group Ltd.	1,600	1,430
Singapore Airlines Ltd.	1,000	5,791
Singapore Exchange Ltd.	1,400	8,608
Singapore Post Ltd.	4,500	2,543
Singapore Press Holdings Ltd.(1)	2,000	2,713
Singapore Technologies Engineering Ltd.	1,900	5,744
Singapore Telecommunications Ltd.	4,000	8,657
StarHub Ltd.	1,000	1,070
UMS Holdings Ltd.	1,600	1,033
United Overseas Bank Ltd.	1,100	19,516
UOL Group Ltd.	1,400	7,490
Venture Corp. Ltd.	100	1,198
Vicom Ltd.	200	1,137
Wilmar International Ltd.	3,000	8,547
Wing Tai Holdings Ltd.	800	1,122
Yangzijiang Shipbuilding Holdings Ltd.	3,500	2,418
Yanlord Land Group Ltd.	1,200	1,006
		157,015
Spain — 2.6%
Acciona SA(1)	61	7,738
Acerinox SA	309	2,903
ACS Actividades de Construccion y Servicios SA	64	1,928
Aena SME SA	68	10,946

44

	Shares	Value
Almirall SA	122	$1,599
Amadeus IT Group SA	254	17,997
Applus Services SA	84	949
Banco Bilbao Vizcaya Argentaria SA ADR	6,392	30,426
Banco de Sabadell SA	10,524	9,272
Banco Santander SA ADR	4,612	16,880
Bankia SA	1,112	1,773
Bankinter SA	1,013	6,020
Bolsas y Mercados Espanoles SHMSF SA	136	5,193
CaixaBank SA	4,067	10,516
Cellnex Telecom SA	131	6,410
Cia de Distribucion Integral Logista Holdings SA	44	894
Construcciones y Auxiliar de Ferrocarriles SA	43	1,876
Ebro Foods SA	96	1,816
Enagas SA	325	8,423
Ence Energia y Celulosa SA(1)	332	1,193
Endesa SA	346	8,913
Ercros SA	385	976
Faes Farma SA	176	849
Ferrovial SA	615	17,657
Fomento de Construcciones y Contratas SA	120	1,427
Gestamp Automocion SA	217	759
Grifols SA	122	3,927
Grupo Catalana Occidente SA	69	2,166
Iberdrola SA	2,984	34,151
Industria de Diseno Textil SA	695	21,631
Liberbank SA	2,918	906
Mapfre SA	364	820
Masmovil Ibercom SA(2)	46	922
Mediaset Espana Comunicacion SA	230	1,166
Melia Hotels International SA	378	2,620
Miquel y Costas & Miquel SA	58	868
Naturgy Energy Group SA	63	1,474
Neinor Homes SA(2)	162	1,860
Prosegur Cash SA	627	918
Prosegur Cia de Seguridad SA	329	1,233
Red Electrica Corp. SA	820	15,729
Repsol SA	2,151	24,419
Sacyr SA	1,181	3,167
Siemens Gamesa Renewable Energy SA	141	2,280
Talgo SA(2)	319	1,864
Tecnicas Reunidas SA(2)	117	2,649
Telefonica SA ADR	2,727	16,117
Tubacex SA	322	771
Unicaja Banco SA	1,492	1,395
Viscofan SA	71	3,826
Zardoya Otis SA	200	1,506
		323,718

45

	Shares	Value
Sweden — 2.9%
AAK AB	88	$1,521
AF POYRY AB	67	1,526
Alfa Laval AB	189	4,291
Amasten Fastighets AB(2)	1,158	941
Assa Abloy AB, B Shares	316	7,102
Atlas Copco AB, B Shares	254	7,956
Atlas Copco AB ADR	434	15,381
Atrium Ljungberg AB, B Shares	56	1,142
Avanza Bank Holding AB	146	1,453
Axfood AB	47	875
Beijer Ref AB	83	2,264
Bilia AB, A Shares	264	2,550
BillerudKorsnas AB	201	2,450
BioArctic AB	99	749
BioGaia AB, B Shares	25	1,140
Boliden AB	382	8,091
Bonava AB, B Shares	104	830
Bravida Holding AB	274	2,512
Bure Equity AB	83	1,571
Castellum AB	235	5,419
Catena AB	31	1,033
Clas Ohlson AB, B Shares	178	1,762
Cloetta AB, B Shares	312	964
Dios Fastigheter AB	130	1,164
Dometic Group AB	104	883
Electrolux AB, Series B	395	7,960
Elekta AB, B Shares(1)	87	922
Embracer Group AB(2)	141	1,376
Eolus Vind AB, B Shares	99	1,429
Epiroc AB, A Shares	770	8,907
Epiroc AB, B Shares	454	5,089
Essity AB, B Shares	281	8,427
Fabege AB	170	2,796
Fastighets AB Balder, B Shares(2)	76	3,594
Fortnox AB(2)	88	1,715
Getinge AB, B Shares	75	1,271
Granges AB	204	1,647
Hennes & Mauritz AB, B Shares	750	13,567
Hexagon AB, B Shares	74	3,983
Hexpol AB	230	1,738
Hoist Finance AB(2)	298	1,419
Holmen AB, B Shares	125	3,536
Hufvudstaden AB, A Shares	85	1,529
Husqvarna AB, B Shares	338	2,273
ICA Gruppen AB	77	2,879
Indutrade AB	83	2,706

46

	Shares	Value
JM AB	56	$1,541
Karo Pharma AB(2)	252	1,063
Klovern AB, B Shares	1,138	2,615
Kopparbergs Bryggeri AB, B Shares(2)	56	847
Kungsleden AB	252	2,594
Lifco AB, B Shares	19	999
Lindab International AB	104	1,254
Loomis AB, B Shares	25	877
Lundin Petroleum AB	73	2,081
Mekonomen AB(2)	117	925
Millicom International Cellular SA SDR	118	5,455
Modern Times Group MTG AB, B Shares(2)	95	840
Munters Group AB(2)	204	939
Mycronic AB	179	2,538
NCC AB, B Shares	65	1,151
NetEnt AB(2)	455	1,166
Nibe Industrier AB, B Shares	155	2,509
Nobia AB	176	1,145
Nobina AB	256	1,790
Nolato AB, B Shares	28	1,477
Nordea Bank Abp	1,740	13,919
Nordic Entertainment Group AB, B Shares	97	2,929
NP3 Fastigheter AB	89	1,035
Nyfosa AB(2)	245	2,007
Pandox AB	95	1,773
Paradox Interactive AB(1)	70	978
Peab AB, Class B	253	2,544
RaySearch Laboratories AB(2)	89	782
Recipharm AB, B Shares	69	953
Resurs Holding AB	176	956
Saab AB, B Shares(1)	109	2,983
Samhallsbyggnadsbolaget i Norden AB	980	2,780
Sandvik AB	911	15,149
SAS AB(2)	644	674
Scandi Standard AB	134	882
Scandic Hotels Group AB	110	1,026
Securitas AB, B Shares	136	1,855
Skandinaviska Enskilda Banken AB, A Shares	1,173	11,260
Skanska AB, B Shares	189	4,155
SKF AB, B Shares	628	11,099
SkiStar AB	80	794
Spotify Technology SA(2)	40	5,485
SSAB AB, A Shares	329	1,021
SSAB AB, B Shares	1,243	3,607
Stillfront Group AB(2)	27	1,203
Svenska Cellulosa AB SCA, B Shares	597	5,734
Svenska Handelsbanken AB, A Shares	1,087	11,006

47

	Shares	Value
Sweco AB, B Shares	56	$1,801
Swedbank AB, A Shares	846	12,911
Swedish Orphan Biovitrum AB(2)	63	1,083
Tele2 AB, B Shares	267	3,887
Telefonaktiebolaget LM Ericsson ADR	1,504	12,092
Telia Co. AB	2,325	9,263
Tethys Oil AB	134	889
Thule Group AB	47	1,026
Trelleborg AB, B Shares	239	3,712
Vitec Software Group AB, B Shares	61	1,166
Volvo AB, B Shares	1,086	16,952
Wallenstam AB, B Shares	155	1,900
Wihlborgs Fastigheter AB	157	3,015
		366,425
Switzerland — 8.1%
ABB Ltd. ADR(1)	909	19,671
Adecco Group AG	45	2,432
Alcon, Inc.(2)	149	9,144
Allreal Holding AG(2)	22	4,706
Aluflexpack AG(2)	50	1,137
ams AG(2)	302	10,646
APG SGA SA	4	1,067
Arbonia AG(2)	83	921
Aryzta AG(2)	998	857
Baloise Holding AG	62	9,996
Banque Cantonale Vaudoise	3	2,416
Barry Callebaut AG	3	6,207
Belimo Holding AG	1	6,546
Bell Food Group AG	4	1,032
BKW AG	15	1,299
Bossard Holding AG, Class A	13	1,782
Bucher Industries AG	8	2,512
Cembra Money Bank AG	51	5,779
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	1	7,823
Cie Financiere Richemont SA	312	21,427
Clariant AG(2)	534	11,268
Comet Holding AG	9	1,103
Conzzeta AG	5	5,100
Credit Suisse Group AG ADR(2)	3,224	36,367
Daetwyler Holding AG	13	2,084
DKSH Holding AG	28	1,593
dormakaba Holding AG(2)	5	2,988
Dufry AG(2)	11	805
EFG International AG(2)	172	992
Emmi AG	2	1,738
EMS-Chemie Holding AG	8	4,719
Flughafen Zurich AG	36	5,458

48

	Shares	Value
Forbo Holding AG	3	$4,453
Galenica AG(2)	134	9,042
Geberit AG	28	14,040
Georg Fischer AG	12	10,391
Givaudan SA	5	15,589
Gurit Holding AG	1	1,491
Helvetia Holding AG	47	6,279
Huber + Suhner AG	17	1,141
Inficon Holding AG	7	4,918
Interroll Holding AG	1	1,791
Intershop Holding AG	2	1,341
Julius Baer Group Ltd.(2)	282	11,847
Kardex AG	23	3,620
Komax Holding AG	7	1,333
Kuehne + Nagel International AG	74	10,845
LafargeHolcim Ltd.(2)	396	18,481
Landis+Gyr Group AG(2)	32	2,619
LEM Holding SA	2	2,609
Liechtensteinische Landesbank AG	17	1,079
Logitech International SA	207	8,110
Lonza Group AG(2)	27	10,790
Medacta Group SA(2)	12	937
Mobilezone Holding AG(2)	94	1,027
Mobimo Holding AG(2)	10	3,002
Nestle SA ADR	870	89,532
Novartis AG ADR	1,111	93,280
Orior AG	20	1,859
Partners Group Holding AG	29	25,351
PSP Swiss Property AG	59	8,735
Rieter Holding AG	8	956
Roche Holding AG ADR	4,146	165,384
Schindler Holding AG	25	5,421
Schindler Holding AG, Bearer Participation Certificate	51	11,475
Schweiter Technologies AG	1	1,173
Sensirion Holding AG(2)	25	917
SFS Group AG	36	3,009
SGS SA	2	4,984
Siegfried Holding AG(2)	13	5,657
SIG Combibloc Group AG(2)	72	1,074
Sika AG	162	28,944
Sonova Holding AG	12	2,874
St Galler Kantonalbank AG	3	1,379
Stadler Rail AG(2)	22	1,040
Straumann Holding AG	4	3,757
Sulzer AG	45	4,184
Sunrise Communications Group AG(2)	71	5,781
Swatch Group AG (The)	59	2,543

49

	Shares	Value
Swatch Group AG (The), Bearer Shares	32	$7,418
Swiss Life Holding AG	51	23,438
Swiss Prime Site AG(2)	103	12,418
Swiss Re AG	206	19,671
Swisscom AG	44	23,474
Swissquote Group Holding SA	22	1,240
Tecan Group AG	8	2,254
Temenos AG ADR	40	5,700
u-blox Holding AG(2)	11	865
UBS Group AG(2)	4,845	53,295
Valiant Holding AG	14	1,395
VAT Group AG(2)	35	4,802
Vetropack Holding AG	1	2,646
Vifor Pharma AG	35	5,851
Vontobel Holding AG	65	4,309
VZ Holding AG	4	1,379
Ypsomed Holding AG(2)	8	1,146
Zehnder Group AG	27	1,273
Zurich Insurance Group AG	128	49,814
		1,030,087
United Kingdom — 14.6%
3i Group plc	618	8,057
Abcam plc	58	864
Admiral Group plc	328	8,958
Aggreko plc	610	5,404
Anglo American plc ADR(1)	2,954	34,355
Anglo Asian Mining plc	529	808
Antofagasta plc	363	3,544
Ashmore Group plc	293	1,754
Ashtead Group plc	878	27,483
ASOS plc(2)	30	1,155
Associated British Foods plc	104	3,030
Aston Martin Lagonda Global Holdings plc(2)	154	683
AstraZeneca plc ADR	1,748	76,562
Augean plc(2)	438	1,072
Auto Trader Group plc	1,262	8,516
Avast plc	411	2,111
Avation plc	288	954
AVEVA Group plc	19	1,082
Aviva plc	4,568	20,963
B&M European Value Retail SA	596	2,565
BAE Systems plc ADR	284	8,881
Bank of Georgia Group plc	54	1,177
Barclays plc ADR(1)	4,075	31,377
Barratt Developments plc	759	7,456
Beazley plc	264	1,817
Bellway plc	161	7,765

50

	Shares	Value
Berkeley Group Holdings plc	113	$6,950
BHP Group plc ADR	785	28,496
Biffa plc	312	1,052
Bodycote plc	355	3,503
boohoo Group plc(2)	1,172	4,385
BP plc ADR	2,430	76,035
Brewin Dolphin Holdings plc	270	1,050
Britvic plc	710	7,788
BT Group plc	11,850	21,897
Bunzl plc	109	2,649
Burberry Group plc	689	15,052
Burford Capital Ltd.	226	1,573
Cairn Energy plc(2)	2,038	3,696
Capita plc(2)	2,336	3,884
Capital & Counties Properties plc	821	2,097
Carnival plc ADR	53	1,687
Centamin plc	1,232	2,038
Central Asia Metals plc	539	1,307
Centrica plc	986	925
Chemring Group plc	1,059	3,300
Clinigen Group plc(2)	90	833
Close Brothers Group plc	253	4,199
CMC Markets plc	540	1,045
Coats Group plc	4,973	3,795
Coca-Cola HBC AG(2)	194	6,179
Compass Group plc	1,266	27,796
Computacenter plc	91	1,894
ConvaTec Group plc	730	1,931
Countryside Properties plc	390	2,378
Cranswick plc	36	1,550
Crest Nicholson Holdings plc	631	3,690
Croda International plc	165	9,676
CVS Group plc	86	1,182
Daily Mail & General Trust plc	93	888
Dart Group plc	335	5,318
DCC plc	44	3,165
Dechra Pharmaceuticals plc	30	1,031
Devro plc	465	896
DFS Furniture plc	337	1,057
Diageo plc ADR	295	41,863
Diploma plc	69	1,677
Direct Line Insurance Group plc	1,702	6,746
Diversified Gas & Oil plc	2,732	2,795
Dixons Carphone plc	686	1,098
Domino's Pizza Group plc	273	1,041
Drax Group plc	1,060	3,713
DS Smith plc	1,268	5,174

51

	Shares	Value
Dunelm Group plc	391	$5,470
easyJet plc	459	6,558
Eckoh plc	1,273	918
Electrocomponents plc	1,242	9,783
EMIS Group plc	73	1,073
EnQuest plc(2)	4,373	1,157
Essentra plc	184	853
Euromoney Institutional Investor plc	62	861
Evraz plc	638	2,768
Experian plc ADR(1)	439	14,702
Ferguson plc	342	29,873
Ferrexpo plc	550	928
Firstgroup plc(2)	819	1,237
Forterra plc	656	2,781
Frasers Group plc(2)	541	2,696
Fresnillo plc	133	1,030
Frontier Developments plc(2)	65	951
G4S plc	1,258	2,771
Galliford Try Holdings plc	416	825
Games Workshop Group plc	91	7,411
Gateley Holdings plc	451	1,004
Genus plc	25	1,020
GlaxoSmithKline plc ADR	1,546	62,659
Glencore plc(2)	13,675	34,990
Go-Ahead Group plc (The)	148	3,725
Golar LNG Ltd.	156	1,999
Grafton Group plc	92	1,027
Grainger plc	592	2,248
Greggs plc	242	6,525
Gulf Keystone Petroleum Ltd.	636	1,215
Gym Group plc (The)	298	1,005
Halma plc	119	2,968
Hargreaves Lansdown plc	210	4,206
Hays plc	2,224	3,991
Helical plc	188	1,135
Hikma Pharmaceuticals plc	115	2,654
Hill & Smith Holdings plc	93	1,629
Hiscox Ltd.	62	984
Hochschild Mining plc	462	944
HomeServe plc	206	3,195
Hotel Chocolat Group plc	183	951
Howden Joinery Group plc	1,324	10,979
HSBC Holdings plc ADR(1)	1,507	50,590
Ibstock plc	1,074	3,820
IG Group Holdings plc	751	6,511
IMI plc	549	7,202
Inchcape plc	859	6,367

52

	Shares	Value
Indivior plc(2)	1,994	$1,110
Informa plc	300	2,676
IntegraFin Holdings plc	510	3,161
InterContinental Hotels Group plc	41	2,257
Intermediate Capital Group plc	145	2,990
International Personal Finance plc	904	1,689
Intertek Group plc	115	7,851
Investec plc	1,082	5,487
ITV plc	5,603	8,463
IWG plc	912	4,156
J D Wetherspoon plc	205	3,562
J Sainsbury plc	4,387	11,110
Jadestone Energy, Inc.(2)	2,676	2,049
JD Sports Fashion plc	790	7,551
John Laing Group plc	857	3,712
Johnson Matthey plc	97	3,204
Judges Scientific plc	18	1,126
Just Group plc(2)	2,341	2,224
Kainos Group plc	130	1,246
KAZ Minerals plc	509	2,762
Keller Group plc	139	1,168
Kingfisher plc	3,058	7,513
Knights Group Holdings plc	237	1,281
Lancashire Holdings Ltd.	109	1,010
Legal & General Group plc	3,655	12,327
Liberty Global plc, Class A(2)	256	4,997
Liberty Global plc, Class C(2)	653	12,139
Liontrust Asset Management plc	155	2,219
Lloyds Banking Group plc ADR	13,889	35,417
London Stock Exchange Group plc	121	11,836
Luxfer Holdings plc	57	884
M&G plc(2)	2,371	6,090
Man Group plc	522	991
Marks & Spencer Group plc	4,005	8,246
Marshalls plc	214	2,019
Marston's plc	2,246	2,612
McCarthy & Stone plc	553	954
Mediclinic International plc	414	1,832
Meggitt plc	327	2,293
Micro Focus International plc ADR	162	1,555
Mitchells & Butlers plc(2)	600	2,579
Mitie Group plc	615	1,120
Mondi plc	757	15,321
Moneysupermarket.com Group plc	1,247	5,002
Morgan Advanced Materials plc	653	2,344
Morgan Sindall Group plc	55	1,241
Mortgage Advice Bureau Holdings Ltd.	122	1,154

53

	Shares	Value
Motorpoint group plc	7	$28
Naked Wines plc(1)	355	948
National Express Group plc	283	1,546
National Grid plc ADR(1)	369	23,343
Network International Holdings plc(2)	582	4,028
Next plc	250	19,762
NMC Health plc	33	409
Norcros plc	340	931
Ocado Group plc(2)	466	6,444
On the Beach Group plc	178	744
OneSavings Bank plc	813	4,254
Pagegroup plc	942	4,974
Paragon Banking Group plc	548	3,241
Pearson plc ADR(1)	140	1,008
Pennon Group plc	714	9,950
Persimmon plc	175	6,428
Petrofac Ltd.	574	2,377
Petropavlovsk plc(1)(2)	9,772	2,317
Phoenix Group Holdings plc	764	6,834
Photo-Me International plc	906	972
Playtech plc	261	845
Plus500 Ltd.	448	5,484
Premier Oil plc(2)	3,028	3,088
Provident Financial plc	260	1,357
Prudential plc ADR	414	13,695
PZ Cussons plc	381	871
QinetiQ Group plc	372	1,663
Quilter plc	5,486	10,380
Rathbone Brothers plc	41	878
Reach plc	1,198	2,278
Reckitt Benckiser Group plc	214	15,796
Redde Northgate plc	919	2,950
Redrow plc	528	5,084
RELX plc ADR(1)	1,107	26,734
Renishaw plc	21	955
Rentokil Initial plc	1,298	8,120
Restaurant Group plc (The)	616	844
Restore plc	170	991
Rhi Magnesita NV	36	1,396
Rightmove plc	1,837	14,695
Rio Tinto plc ADR	943	44,255
Rolls-Royce Holdings plc ADR	353	2,877
Rotork plc	753	2,769
Royal Bank of Scotland Group plc ADR(1)	2,727	12,626
Royal Dutch Shell plc, Class A ADR	1,187	52,264
Royal Dutch Shell plc, Class B ADR(1)	1,062	47,291
Royal Mail plc	2,480	5,200

54

	Shares	Value
RPS Group plc	912	$1,437
RSA Insurance Group plc	720	4,822
Sabre Insurance Group plc	263	947
Saga plc	1,626	682
Sage Group plc (The)	590	5,255
Savills plc	124	1,735
Schroders plc	67	2,464
Serco Group plc(2)	541	1,066
Serica Energy plc(2)	638	823
Severn Trent plc	98	3,120
SIG plc	916	749
Sirius Real Estate Ltd.	2,351	2,441
Smith & Nephew plc ADR	175	7,889
Smiths Group plc	180	3,584
Softcat plc	235	3,213
Spectris plc	60	2,113
Speedy Hire plc	1,199	1,190
Spirax-Sarco Engineering plc	43	4,681
Spire Healthcare Group plc	642	962
Spirent Communications plc	741	2,021
SSE plc	1,358	26,822
SSP Group plc	241	1,570
St Modwen Properties plc	220	1,362
St. James's Place plc	1,207	15,921
Stagecoach Group plc	587	977
Standard Chartered plc	2,620	18,953
Standard Life Aberdeen plc	1,595	5,732
Stobart Group Ltd.	1,118	1,103
Studio Retail Group plc(2)	420	1,136
Superdry plc	157	627
Synthomer plc	743	2,694
TalkTalk Telecom Group plc	883	1,252
Tate & Lyle plc	662	6,042
Taylor Wimpey plc	2,477	6,501
TEN Entertainment Group plc	282	936
Tesco plc	5,254	15,519
TI Fluid Systems plc	394	1,032
Topps Tiles plc	1,038	778
TP ICAP plc	456	2,133
Trainline plc(2)	174	1,058
Travis Perkins plc	682	12,911
TUI AG	150	1,183
Tullow Oil plc	4,143	1,828
UDG Healthcare plc	106	969
Ultra Electronics Holdings plc	39	977
Unilever plc ADR	430	23,190
United Utilities Group plc	1,191	14,504

55

	Shares	Value
Urban & Civic plc	233	$1,050
Vertu Motors plc	1,944	792
Vesuvius plc	338	1,858
Victrex plc	190	5,179
Virgin Money UK plc(2)	2,836	5,648
Vistry Group plc	604	9,953
Vodafone Group plc ADR	2,492	43,610
Vp plc	87	1,131
Weir Group plc (The)	57	966
WH Smith plc	236	5,876
Whitbread plc	102	5,142
WM Morrison Supermarkets plc	4,576	10,145
WPP plc ADR(1)	58	2,800
		1,844,064
TOTAL COMMON STOCKS (Cost $13,775,542)		12,567,676
RIGHTS†
Hong Kong†
Guotai Junan International Holdings Ltd.(2)	2,666	4
Spain†
ACS Actividades de Construccion y Servicios SA(2)	64	28
TOTAL RIGHTS (Cost $32)		32
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $52,997)	52,997	52,997
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $342,402)	342,402	342,402
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $14,170,973)		12,963,107
OTHER ASSETS AND LIABILITIES — (2.2)%		(282,417)
TOTAL NET ASSETS — 100.0%		$12,680,690

56

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.8%
Industrials	15.9%
Consumer Discretionary	12.1%
Materials	10.5%
Health Care	8.1%
Information Technology	7.3%
Consumer Staples	6.9%
Energy	6.0%
Communication Services	5.2%
Utilities	4.9%
Real Estate	2.4%
Cash and Equivalents*	0.9%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $742,873. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $776,389, which includes securities collateral of $433,987.

See Notes to Financial Statements.

57

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $13,828,571) — including $742,873 of securities on loan	$12,620,705
Investment made with cash collateral received for securities on loan, at value (cost of $342,402)	342,402
Total investment securities, at value (cost of $14,170,973)	12,963,107
Foreign currency holdings, at value (cost of $1,225)	1,212
Receivable for investments sold	41,056
Receivable for capital shares sold	22,450
Dividends and interest receivable	24,370
Securities lending receivable	930
13,053,125

Liabilities
Payable for collateral received for securities on loan	342,402
Payable for investments purchased	27,567
Accrued management fees	2,466
372,435

Net Assets	$12,680,690

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,384,772

Net Asset Value Per Share	$9.16

Net Assets Consist of:
Capital paid in	$13,858,534
Distributable earnings	(1,177,844)
$12,680,690

See Notes to Financial Statements.

58

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,793)	$47,082
Securities lending, net	1,017
Interest	300
48,399

Expenses:
Management fees	7,415

Net investment income (loss)	40,984

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(351)
Foreign currency translation transactions	3,514
3,163

Change in net unrealized appreciation (depreciation) on:
Investments	(1,207,866)
Translation of assets and liabilities in foreign currencies	(85)
(1,207,951)

Net realized and unrealized gain (loss)	(1,204,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,163,804)

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

59

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,984
Net realized gain (loss)	3,163
Change in net unrealized appreciation (depreciation)	(1,207,951)
Net increase (decrease) in net assets resulting from operations	(1,163,804)

Distributions to Shareholders
From earnings	(14,040)

Capital Share Transactions
Proceeds from shares sold	13,907,797
Proceeds from reinvestment of distributions	14,040
Payments for shares redeemed	(63,303)
Net increase (decrease) in net assets from capital share transactions	13,858,534

Net increase (decrease) in net assets	12,680,690

Net Assets
End of period	$12,680,690

Transactions in Shares of the Fund
Sold	1,389,684
Issued in reinvestment of distributions	1,363
Redeemed	(6,275)
Net increase (decrease) in shares of the fund	1,384,772

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

60

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis International Equity Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term capital appreciation. The fund offers the Institutional Class. The Institutional Class commenced sale on December 4, 2019, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$342,402	—	—	—	$342,402
Gross amount of recognized liabilities for securities lending transactions					$342,402

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 94% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.23%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $13,823,952 and $52,849, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$122,536	$649,151	—
Belgium	28,784	98,348	—
Denmark	73,887	145,744	—
Finland	5,909	113,254	—
France	279,292	889,389	—
Germany	204,463	725,342	—
Hong Kong	41,876	349,877	—
Israel	23,212	65,719	—
Italy	19,329	274,813	—
Japan	325,840	2,554,739	—
Netherlands	222,653	219,695	—
Norway	11,173	79,938	—
Singapore	22,541	134,474	—
Spain	63,423	260,295	—
Sweden	32,958	333,467	—
Switzerland	463,229	566,858	—
United Kingdom	785,780	1,058,284	—
Other Countries	—	1,321,404	—
Rights	—	32	—
Temporary Cash Investments	52,997	—	—
Temporary Cash Investments - Securities Lending Collateral	342,402	—	—
	$3,122,284	$9,840,823	—
6. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

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7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,170,973
Gross tax appreciation of investments	$169,219
Gross tax depreciation of investments	(1,377,085)
Net tax appreciation (depreciation) of investments	$(1,207,866)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2020(3)	$10.00	0.03	(0.86)	(0.83)	(0.01)	$9.16	(8.30)%	0.23%(4)	1.27%(4)	0%	$12,681

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	December 4, 2019 (fund inception) through February 29, 2020 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

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The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

70

Notes

71

Notes

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Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96058 2004

Semiannual Report

February 29, 2020

Avantis™ International Small Cap Value Fund
Institutional Class (AVDVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

When the funds launched in early December, investor optimism was strong, largely due to dovish central bank policy in the U.S. and Europe. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed investors' global growth fears. Against this backdrop, key stock benchmarks rose to record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, leaving broad global equity benchmarks with losses for the reporting period. In general, U.S. stocks fared better than non-U.S. developed markets stocks, large-cap stocks held up better than small-cap stocks, and growth stocks fared better than value stocks. Emerging markets stocks proved slightly more resilient, declining but outperforming their developed markets counterparts.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

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Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Taylor Wimpey plc	0.9%
Banca Popolare di Sondrio SCPA	0.8%
ASR Nederland NV	0.7%
Dialog Semiconductor plc	0.7%
Travis Perkins plc	0.7%
WM Morrison Supermarkets plc	0.6%
J Sainsbury plc	0.6%
Direct Line Insurance Group plc	0.6%
Howden Joinery Group plc	0.6%
Valiant Holding AG	0.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Rights	—*
Total Equity Exposure	98.3%
Temporary Cash Investments	0.3%
Temporary Cash Investments - Securities Lending Collateral	1.9%
Other Assets and Liabilities	(0.5)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	26.8%
United Kingdom	16.5%
Canada	8.2%
Australia	6.5%
Sweden	5.5%
Germany	5.5%
Switzerland	4.7%
Italy	3.3%
France	3.2%
Netherlands	2.5%
Spain	2.0%
Other Countries	13.6%
Cash and Equivalents*	1.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$890.50(2)	$0.81(3)	0.36%
Hypothetical
Institutional Class	$1,000	$1,023.07(4)	$1.81(4)	0.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from December 4, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 88, the number of days in the period from December 4, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

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Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 6.5%
Adairs Ltd.	1,903	$2,996
Adelaide Brighton Ltd.(1)	2,980	5,734
Alkane Resources Ltd.(2)	6,463	3,326
Alliance Aviation Services Ltd.	1,390	2,122
Asaleo Care Ltd.(2)	8,875	6,065
Aurelia Metals Ltd.	13,692	3,520
Austal Ltd.	6,220	14,022
Australian Finance Group Ltd.	3,580	6,004
Australian Pharmaceutical Industries Ltd.	7,797	6,076
Byron Energy Ltd.(2)	7,834	1,336
Cardno Ltd.(2)	4,477	1,227
Cedar Woods Properties Ltd.	758	3,450
Class Ltd.	1,392	1,417
Coronado Global Resources, Inc.	2,917	3,064
Costa Group Holdings Ltd.	2,697	5,182
CSR Ltd.	9,300	25,597
Eclipx Group Ltd.(2)	4,448	4,141
Emeco Holdings Ltd.(2)	4,035	4,951
Fleetwood Corp. Ltd.(2)	1,403	1,637
Genworth Mortgage Insurance Australia Ltd.(1)	2,796	5,814
IGO Ltd.	7,321	24,748
Iluka Resources Ltd.	5,478	29,375
Infigen Energy	19,740	8,206
Inghams Group Ltd.(1)	3,509	7,815
Japara Healthcare Ltd.	2,261	1,322
Macmahon Holdings Ltd.	19,303	3,519
McMillan Shakespeare Ltd.	898	6,287
McPherson's Ltd.	1,589	2,182
Medusa Mining Ltd.(2)	4,832	1,811
Metcash Ltd.	11,385	18,053
Mineral Resources Ltd.	2,669	28,628
Moelis Australia Ltd.	558	1,820
Monash IVF Group Ltd.	2,120	1,249
Mortgage Choice Ltd.	1,714	1,098
Mosaic Brands Ltd.	857	618
Myer Holdings Ltd.(2)	13,897	3,089
New Hope Corp. Ltd.(1)	3,829	3,616
Nick Scali Ltd.(1)	568	2,630
NRW Holdings Ltd.	6,259	9,895
OFX Group Ltd.	2,284	1,930
Orora Ltd.	17,554	30,884

5

	Shares	Value
OZ Minerals Ltd.	4,583	$26,715
Pacific Current Group Ltd.	868	3,276
Perenti Global Ltd.	12,079	10,481
Perpetual Ltd.	694	17,042
Perseus Mining Ltd.(2)	20,230	13,804
Platinum Asset Management Ltd.(1)	4,390	11,733
Ramelius Resources Ltd.	12,785	9,690
Red 5 Ltd.(2)	14,673	3,023
Regis Resources Ltd.	6,759	17,790
Resimac Group Ltd.	2,857	2,465
Resolute Mining Ltd.(1)(2)	14,144	9,371
Sandfire Resources Ltd.	2,491	6,887
Saracen Mineral Holdings Ltd.(2)	7,324	18,219
SeaLink Travel Group Ltd.	1,510	4,080
Select Harvests Ltd.	1,560	6,323
Senex Energy Ltd.(2)	17,172	2,816
Seven West Media Ltd.(1)(2)	13,848	1,471
Sigma Healthcare Ltd.	22,134	7,953
Sims Ltd.(1)	2,208	13,736
Southern Cross Media Group Ltd.	5,953	2,611
St. Barbara Ltd.	11,930	18,441
Tribune Resources Ltd.	353	1,218
Village Roadshow Ltd.	2,437	5,549
Viva Energy Group Ltd.	15,764	17,847
Wagners Holding Co. Ltd.	1,123	1,015
Western Areas Ltd.	5,454	8,551
Westgold Resources Ltd.(2)	5,179	6,927
Whitehaven Coal Ltd.	12,054	15,786
		561,276
Austria — 0.8%
Addiko Bank AG(2)	311	4,677
AT&S Austria Technologie & Systemtechnik AG	854	14,984
FACC AG	194	1,909
Kapsch TrafficCom AG	106	2,462
Oesterreichische Post AG	868	27,950
POLYTEC Holding AG	469	3,307
Porr AG	288	5,132
S IMMO AG	136	3,607
Semperit AG Holding(2)	288	3,464
Zumtobel Group AG(2)	270	2,139
		69,631
Belgium — 1.9%
Bekaert SA	2,183	47,431
Deceuninck NV	3,907	7,429
Kinepolis Group NV	293	15,460
Orange Belgium SA	2,169	41,671
Sioen Industries NV	225	4,629

6

	Shares	Value
Tessenderlo Group SA(2)	1,557	$46,992
Van de Velde NV	101	2,754
		166,366
Canada — 8.2%
Advantage Oil & Gas Ltd.(1)(2)	1,900	2,859
Algoma Central Corp.	200	1,810
ARC Resources Ltd.(1)	4,200	18,274
Argonaut Gold, Inc.(2)	1,800	1,730
Asanko Gold, Inc.(2)	2,000	1,743
AutoCanada, Inc.	400	3,368
B2Gold Corp.	12,500	49,916
Baytex Energy Corp.(2)	4,200	3,880
Birchcliff Energy Ltd.	1,800	2,025
Bird Construction, Inc.	400	1,746
Bonavista Energy Corp.	4,500	1,106
Canacol Energy Ltd.	1,600	5,102
Capital Power Corp.	1,400	34,994
Capstone Mining Corp.(2)	4,000	1,907
Cardinal Energy Ltd.(1)	1,100	1,582
Cascades, Inc.	1,000	8,128
Celestica, Inc.(2)	1,400	8,824
CES Energy Solutions Corp.	2,000	3,025
China Gold International Resources Corp. Ltd.(2)	1,900	1,486
Chorus Aviation, Inc.	900	4,352
Clearwater Seafoods, Inc.	400	1,401
Crescent Point Energy Corp.(1)	7,300	19,851
CRH Medical Corp.(2)	1,500	4,906
DIRTT Environmental Solutions(2)	600	1,082
Element Fleet Management Corp.	4,900	45,851
Enerflex Ltd.	500	2,757
Enerplus Corp.	2,600	11,293
Ensign Energy Services, Inc.	900	1,408
Equitable Group, Inc.	150	9,957
ERO Copper Corp.(2)	300	3,216
Exco Technologies Ltd.	300	1,603
Finning International, Inc.	300	4,439
First National Financial Corp.	200	5,118
Fortuna Silver Mines, Inc.(2)	2,600	7,613
Frontera Energy Corp.	700	3,958
goeasy Ltd.	100	4,665
Gran Colombia Gold Corp.(2)	700	2,967
Hardwoods Distribution, Inc.	200	2,229
High Liner Foods, Inc.	300	1,647
Hudbay Minerals, Inc.	1,500	3,654
IAMGOLD Corp.(2)	5,000	14,230
Kelt Exploration Ltd.(1)(2)	1,400	3,338
Kinross Gold Corp.(2)	6,400	32,185

7

	Shares	Value
Largo Resources Ltd.(2)	2,200	$1,475
Linamar Corp.	600	16,504
Lundin Mining Corp.	6,800	34,703
Magellan Aerospace Corp.	200	1,703
Martinrea International, Inc.	1,100	9,424
Methanex Corp.	700	20,151
Mountain Province Diamonds, Inc.(2)	1,800	1,207
Mullen Group Ltd.(1)	1,100	6,433
Neo Performance Materials, Inc.	200	1,188
New Gold, Inc.(2)	9,300	7,137
North American Construction Group Ltd.(1)	300	2,778
NuVista Energy Ltd.(2)	2,700	3,983
Ovintiv, Inc.	2,100	24,266
Paramount Resources Ltd., A Shares(1)(2)	800	2,551
Parex Resources, Inc.(2)	1,600	21,886
Peyto Exploration & Development Corp.	1,000	1,639
Polaris Infrastructure, Inc.	200	2,272
Precision Drilling Corp.(2)	1,700	2,102
Real Matters, Inc.(2)	900	9,112
Roxgold, Inc.(2)	2,500	1,602
Russel Metals, Inc.(1)	700	10,274
Secure Energy Services, Inc.	900	2,689
SEMAFO, Inc.(2)	3,700	7,332
Seven Generations Energy Ltd., Class A(2)	3,900	16,039
Surge Energy, Inc.(1)	2,100	1,361
Tamarack Valley Energy Ltd.(2)	2,100	2,018
Teranga Gold Corp.(2)	1,200	6,187
TORC Oil & Gas Ltd.	1,500	3,654
Torex Gold Resources, Inc.(2)	1,100	14,571
Total Energy Services, Inc.	400	1,541
Tourmaline Oil Corp.	2,400	19,937
TransAlta Corp.	3,100	23,211
Trican Well Service Ltd.(1)(2)	2,500	1,620
Vermilion Energy, Inc.(1)	1,100	11,031
Wajax Corp.	200	1,962
Whitecap Resources, Inc.	4,800	14,090
Yamana Gold, Inc.	12,600	49,095
		705,953
Denmark — 1.6%
Brodrene Hartmann A/S	40	1,857
D/S Norden A/S	492	5,781
Dfds A/S	584	20,290
Drilling Co. of 1972 A/S (The)(2)	399	17,626
H+H International A/S, B Shares(2)	343	6,194
Jyske Bank A/S (The)(2)	915	31,549
NKT A/S(2)	233	5,784
NNIT A/S	295	4,515

8

	Shares	Value
Per Aarsleff Holding A/S	298	$8,790
Solar A/S, B Shares	70	2,979
Spar Nord Bank A/S	845	7,172
Sydbank A/S	1,165	21,700
TORM plc(2)	712	5,447
		139,684
Finland — 1.2%
Atria Oyj	396	3,650
Finnair Oyj	1,165	6,176
HKScan Oyj, A Shares(2)	3,016	6,339
Marimekko Oyj	196	6,829
Outokumpu Oyj	8,926	34,050
Verkkokauppa.com Oyj	734	2,733
YIT Oyj	7,101	47,170
		106,947
France — 3.2%
Air France-KLM(2)	4,172	32,455
AKWEL	113	1,827
Albioma SA	408	13,383
Beneteau SA(1)	275	2,638
Bigben Interactive	179	2,912
Boiron SA	41	1,465
Catana Group(2)	626	2,015
Cegedim SA(2)	68	2,007
CGG SA(2)	11,812	32,456
Cie des Alpes	206	5,240
Cie Plastic Omnium SA	742	16,651
Coface SA(2)	911	10,056
Derichebourg SA	1,311	4,446
Etablissements Maurel et Prom SA	584	1,488
Eutelsat Communications SA	2,829	38,443
FIGEAC-AERO(2)	125	1,003
Gaztransport Et Technigaz SA	255	22,728
Groupe Crit	26	1,693
Groupe Guillin	90	1,388
Guerbet	63	2,346
Innate Pharma SA(2)	437	3,117
Kaufman & Broad SA	270	10,856
LISI	216	6,714
LNA Sante SA	53	2,687
Maisons du Monde SA	285	3,510
Mediawan SA(2)	159	1,631
Metropole Television SA	428	6,319
Nexans SA	431	19,685
Synergie SA	50	1,326
Television Francaise 1	339	2,610
Trigano SA	51	3,875

9

	Shares	Value
Vallourec SA(1)(2)	3,690	$7,197
Vilmorin & Cie SA	69	3,052
X-Fab Silicon Foundries SE(1)(2)	347	1,696
Xilam Animation SA(2)	33	1,382
		272,297
Germany — 5.5%
Aareal Bank AG	905	24,873
AURELIUS Equity Opportunities SE & Co. KGaA	482	14,120
Bauer AG	101	1,569
Bertrandt AG	112	5,272
Borussia Dortmund GmbH & Co. KGaA	1,229	10,484
CENIT AG	128	1,666
Centrotec SE	106	1,714
CropEnergies AG	666	6,902
Deutsche Pfandbriefbank AG	2,710	38,360
Deutz AG	2,197	10,409
Dialog Semiconductor plc(2)	1,701	57,825
Einhell Germany AG, Preference Shares	23	1,154
ElringKlinger AG(2)	932	6,215
Encavis AG	1,972	22,906
Hamburger Hafen und Logistik AG	523	11,066
Hornbach Baumarkt AG	166	3,128
Hornbach Holding AG & Co. KGaA	197	11,099
HUGO BOSS AG	762	33,369
JOST Werke AG	314	10,631
Jungheinrich AG, Preference Shares	876	17,639
K+S AG	2,296	18,836
Kloeckner & Co. SE	1,877	10,409
Krones AG	302	19,025
Leifheit AG	146	3,582
Leoni AG(2)	353	3,514
LPKF Laser & Electronics AG(2)	356	8,123
MBB SE	34	2,188
Mutares SE & Co. KGaA	177	2,078
OHB SE	93	3,605
PVA TePla AG(2)	181	2,465
RHOEN-KLINIKUM AG	166	3,311
SAF-Holland SA	431	2,630
Salzgitter AG	767	12,703
Siltronic AG	433	40,770
Sixt Leasing SE	274	5,743
STO SE & Co. KGaA, Preference Shares	42	4,351
Surteco Group SE	65	1,623
Traffic Systems SE	114	2,761
Villeroy & Boch AG, Preference Shares	214	2,958
Wacker Chemie AG	348	24,418
Wuestenrot & Wuerttembergische AG	356	6,731
		472,225

10

	Shares	Value
Hong Kong — 1.8%
Analogue Holdings Ltd.	12,000	$1,731
Chow Sang Sang Holdings International Ltd.	7,000	8,288
Comba Telecom Systems Holdings Ltd.	48,000	19,302
Cowell e Holdings, Inc.	15,000	3,333
Crystal International Group Ltd.	15,000	4,639
CSI Properties Ltd.	90,000	3,070
Dah Sing Financial Holdings Ltd.	4,000	14,129
Eagle Nice International Holdings Ltd.	6,000	2,063
Emperor Capital Group Ltd.(2)	72,000	1,555
Emperor International Holdings Ltd.	10,000	1,906
FSE Services Group Ltd.	4,000	1,972
Giordano International Ltd.	20,000	4,743
Guotai Junan International Holdings Ltd.	90,000	15,001
IT Ltd.	6,000	1,191
Lai Sun Development Co. Ltd.	3,900	4,738
Oriental Watch Holdings	12,000	2,621
Regal Hotels International Holdings Ltd.	8,000	3,582
Shun Tak Holdings Ltd.	60,000	25,717
Singamas Container Holdings Ltd.	44,000	4,228
SOCAM Development Ltd.(2)	6,000	1,573
Sun Hung Kai & Co. Ltd.	14,000	6,276
Tai Hing Group Holdings Ltd.	8,000	1,357
Texwinca Holdings Ltd.	30,000	6,459
United Laboratories International Holdings Ltd. (The)(1)	26,000	17,320
		156,794
Ireland — 0.1%
FBD Holdings plc	310	2,977
Permanent TSB Group Holdings plc(2)	4,574	4,203
		7,180
Israel — 1.7%
Adgar Investment and Development Ltd.	786	1,765
Ashtrom Group Ltd.	389	5,692
Aspen Group Ltd.	664	1,461
Caesarstone Ltd.	261	2,821
Camtek Ltd.	305	3,023
Carasso Motors Ltd.	481	2,018
Cellcom Israel Ltd.(2)	1,395	5,050
Delta Galil Industries Ltd.	71	1,353
Dor Alon Energy in Israel 1988 Ltd.(2)	81	1,775
Duniec Brothers Ltd.	80	3,016
El Al Israel Airlines(2)	6,775	1,373
Equital Ltd.(2)	180	4,357
Fattal Holdings 1998 Ltd.	52	6,283
FIBI Holdings Ltd.	220	6,710
Fox Wizel Ltd.	114	4,849
Gazit-Globe Ltd.	1,033	12,003

11

	Shares	Value
IDI Insurance Co. Ltd.	69	$1,958
Israel Corp. Ltd. (The)(2)	29	4,047
Mehadrin Ltd.(2)	7	243
Menora Mivtachim Holdings Ltd.	360	4,191
Naphtha Israel Petroleum Corp. Ltd.(2)	318	1,324
Norstar Holdings, Inc.	120	2,803
Oil Refineries Ltd.	36,811	12,528
Partner Communications Co. Ltd.(2)	1,509	7,330
Paz Oil Co. Ltd.	146	15,943
Property & Building Corp. Ltd.	28	2,882
Sarine Technologies Ltd.	5,000	1,154
Scope Metals Group Ltd.	69	1,522
Shikun & Binui Ltd.	5,034	27,358
Tamar Petroleum Ltd.	732	697
XLMedia plc	2,423	676
ZUR Shamir Holdings Ltd.	411	1,563
		149,768
Italy — 3.3%
Aeffe SpA(1)(2)	1,035	1,555
Banca IFIS SpA	1,453	22,250
Banca Popolare di Sondrio SCPA	27,419	65,485
Banca Sistema SpA	3,556	6,826
Banco di Desio e della Brianza SpA	1,212	3,758
Cairo Communication SpA	4,144	10,023
CIR SpA-Compagnie Industriali	41,570	23,458
d'Amico International Shipping SA(2)	37,719	3,917
Danieli & C Officine Meccaniche SpA	740	11,189
Danieli & C Officine Meccaniche SpA, Preference Shares	2,343	21,864
Elica SpA(2)	1,324	4,584
Emak SpA	1,742	1,521
Esprinet SpA	2,160	11,755
FNM SpA	8,359	6,282
Gefran SpA	350	2,173
Geox SpA(1)	5,241	5,368
Openjobmetis SpA agenzia per il lavoro	643	4,863
OVS SpA(1)(2)	15,122	24,805
Ratti SpA	349	1,932
Reno de Medici SpA	11,821	8,415
Saras SpA	5,868	6,930
Sesa SpA	544	28,814
Sogefi SpA(2)	3,336	3,975
		281,742
Japan — 26.8%
A&D Co. Ltd.	200	1,432
Adastria Co. Ltd.	200	3,238
ADEKA Corp.	600	7,859
Aeon Fantasy Co. Ltd.	100	1,738

12

	Shares	Value
AEON Financial Service Co. Ltd.	1,000	$14,444
Aeon Mall Co. Ltd.	700	9,902
Aichi Steel Corp.	100	2,768
Airport Facilities Co. Ltd.	400	1,699
Aisan Industry Co. Ltd.	300	1,726
Alconix Corp.	200	2,051
Alinco, Inc.	200	1,788
Alps Alpine Co. Ltd.	2,000	30,733
AOKI Holdings, Inc.	300	2,517
Aoyama Trading Co. Ltd.	200	2,264
Aoyama Zaisan Networks Co. Ltd.	100	1,254
Arcland Sakamoto Co. Ltd.	200	2,019
Arealink Co. Ltd.	200	1,470
Artnature, Inc.	300	1,820
Asahi Co. Ltd.	200	2,020
Asahi Kogyosha Co. Ltd.	100	2,577
Asanuma Corp.	100	4,108
Bank of the Ryukyus Ltd.	300	2,804
Bunka Shutter Co. Ltd.	400	2,860
Carta Holdings, Inc.	200	1,795
Cawachi Ltd.	100	1,856
Chilled & Frozen Logistics Holdings Co. Ltd.	200	2,009
Cleanup Corp.	300	1,464
CMIC Holdings Co. Ltd.	100	1,266
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	25,579
Cosmo Energy Holdings Co. Ltd.	500	8,364
Credit Saison Co. Ltd.	2,000	28,905
CTI Engineering Co. Ltd.	100	1,656
Dai Nippon Toryo Co. Ltd.	200	1,662
Dai-ichi Seiko Co. Ltd.	100	1,832
Daicel Corp.	2,100	18,030
Daido Metal Co. Ltd.	300	1,626
Daiichi Jitsugyo Co. Ltd.	100	3,079
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,407
Daiki Aluminium Industry Co. Ltd.	300	1,619
Daikoku Denki Co. Ltd.	100	1,158
Daikyonishikawa Corp.	400	2,234
Daio Paper Corp.	600	7,939
Daito Pharmaceutical Co. Ltd.	100	2,669
Daitron Co. Ltd.	100	1,513
Daiwabo Holdings Co. Ltd.	200	10,087
DCM Holdings Co. Ltd.	900	8,184
Denka Co. Ltd.	700	17,564
Denyo Co. Ltd.	100	1,714
DIC Corp.	700	16,502
DyDo Group Holdings, Inc.	100	3,240
Eagle Industry Co. Ltd.	200	1,509

13

	Shares	Value
Eco's Co. Ltd.	100	$1,311
EDION Corp.	1,000	8,377
Electric Power Development Co. Ltd.	1,300	27,818
eRex Co. Ltd.	200	2,377
Eslead Corp.	100	1,527
Exedy Corp.	400	7,419
F.C.C. Co. Ltd.	300	5,334
Ferrotec Holdings Corp.	400	2,473
Foster Electric Co. Ltd.	200	2,650
Fuji Co. Ltd.	300	4,455
Fujikura Ltd.	2,700	8,609
Fukuda Corp.	100	3,613
Fukuoka Financial Group, Inc.	1,100	16,642
Furukawa Electric Co. Ltd.	500	10,943
Furuno Electric Co. Ltd.	200	1,692
Futaba Industrial Co. Ltd.	600	3,166
Fuyo General Lease Co. Ltd.	200	11,245
G-7 Holdings, Inc.	200	4,068
G-Tekt Corp.	200	2,402
Geo Holdings Corp.	200	2,168
Goldcrest Co. Ltd.	200	3,082
GS Yuasa Corp.	700	12,304
GungHo Online Entertainment, Inc.	100	1,578
H-One Co. Ltd.	200	1,140
H2O Retailing Corp.	800	6,149
Halows Co. Ltd.	100	2,291
Hamakyorex Co. Ltd.	100	2,599
Hanwa Co. Ltd.	300	6,123
Happinet Corp.	200	2,128
Harima Chemicals Group, Inc.	200	1,724
Haseko Corp.	3,100	39,442
Hazama Ando Corp.	2,400	17,500
Heiwa Real Estate Co. Ltd.	300	8,407
Heiwado Co. Ltd.	300	4,642
Hirano Tecseed Co. Ltd.	100	1,105
Hiroshima Bank Ltd. (The)	1,400	6,051
HIS Co. Ltd.	300	5,902
Hitachi Capital Corp.	700	17,834
Hitachi Transport System Ltd.	200	5,368
Hitachi Zosen Corp.	2,200	7,784
Hokkan Holdings Ltd.	100	1,449
Hokuetsu Corp.	900	3,642
Hokuetsu Industries Co. Ltd.	200	2,054
Hokuhoku Financial Group, Inc.	500	4,226
Honeys Holdings Co. Ltd.	200	2,125
Hosiden Corp.	400	3,440
Hosokawa Micron Corp.	100	4,548

14

	Shares	Value
I-Net Corp./Kanagawa	200	$2,310
Ichikoh Industries Ltd.	300	1,850
Ichinen Holdings Co. Ltd.	200	2,116
Iino Kaiun Kaisha Ltd.	600	1,832
IJTT Co. Ltd.	400	1,916
Imasen Electric Industrial	200	1,415
Inaba Denki Sangyo Co. Ltd.	400	8,830
Ines Corp.	200	2,721
Innotech Corp.	200	1,733
Internet Initiative Japan, Inc.	300	8,368
Iseki & Co. Ltd.	100	1,061
Isetan Mitsukoshi Holdings Ltd.	3,200	20,867
Itoki Corp.	400	1,321
IwaiCosmo Holdings, Inc.	200	2,068
Izumi Co. Ltd.	200	5,451
J Front Retailing Co. Ltd.	2,300	24,333
Jaccs Co. Ltd.	200	3,997
Japan Aviation Electronics Industry Ltd.	500	7,986
Japan Pulp & Paper Co. Ltd.	100	3,215
Japan Transcity Corp.	400	1,588
Japan Wool Textile Co. Ltd. (The)	400	3,306
JDC Corp.	300	1,405
JMS Co. Ltd.	400	2,708
Joshin Denki Co. Ltd.	200	3,324
JTEKT Corp.	1,800	17,430
JVCKenwood Corp.	1,500	3,030
K's Holdings Corp.	2,200	24,155
Kaga Electronics Co. Ltd.	200	3,646
Kamei Corp.	200	1,819
Kanamoto Co. Ltd.	400	8,821
Kandenko Co. Ltd.	1,200	10,133
Kaneka Corp.	200	5,360
Kanematsu Corp.	800	8,653
Kanto Denka Kogyo Co. Ltd.	400	3,393
Kasai Kogyo Co. Ltd.	200	1,217
Kawasaki Heavy Industries Ltd.	1,300	23,429
Keikyu Corp.	1,900	28,749
Kewpie Corp.	600	11,018
Ki-Star Real Estate Co. Ltd.	100	1,292
Kintetsu World Express, Inc.	300	4,681
Kitagawa Corp.	200	3,192
Kito Corp.	100	1,276
Kitz Corp.	500	2,966
Kiyo Bank Ltd. (The)	600	7,888
KNT-CT Holdings Co. Ltd.(2)	200	1,736
Kobe Steel Ltd.	1,500	5,543
Kohnan Shoji Co. Ltd.	400	8,043

15

	Shares	Value
Komeri Co. Ltd.	400	$7,215
Kondotec, Inc.	200	1,760
Kumagai Gumi Co. Ltd.	300	7,943
Kuraray Co. Ltd.	3,000	31,074
Kurimoto Ltd.	100	1,683
Kuriyama Holdings Corp.	200	1,169
KYB Corp.(2)	200	4,415
Kyudenko Corp.	400	10,671
Lawson, Inc.	500	26,852
Life Corp.	100	2,173
LIXIL VIVA Corp.	200	3,783
Macnica Fuji Electronics Holdings, Inc.	500	6,961
Maeda Corp.	1,600	14,248
Maruha Nichiro Corp.	200	4,252
Mazda Motor Corp.	2,700	18,633
Mebuki Financial Group, Inc.	5,500	10,699
Meiko Electronics Co. Ltd.	200	2,948
Micronics Japan Co. Ltd.	200	1,747
Mie Kotsu Group Holdings, Inc.	300	1,354
Mimasu Semiconductor Industry Co. Ltd.	200	3,677
Ministop Co. Ltd.	200	2,651
Mitsuba Corp.	300	1,690
Mitsubishi Materials Corp.	1,100	24,990
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,900	27,627
Mitsuboshi Belting Ltd.	200	2,724
Mitsui Chemicals, Inc.	1,500	32,276
Mitsui E&S Holdings Co. Ltd.(2)	700	4,997
Mitsui Matsushima Holdings Co. Ltd.	200	1,872
Mitsui Mining & Smelting Co. Ltd.	500	11,904
Mitsui OSK Lines Ltd.	1,100	22,657
Mitsui-Soko Holdings Co. Ltd.	200	2,892
Miyazaki Bank Ltd. (The)	100	1,987
Mizuho Leasing Co. Ltd.	300	7,885
Modec, Inc.	200	3,349
Moriroku Holdings Co. Ltd.	100	1,760
Musashi Seimitsu Industry Co. Ltd.	400	4,369
Nachi-Fujikoshi Corp.	100	3,276
Nankai Electric Railway Co. Ltd.	900	19,827
NEC Capital Solutions Ltd.	100	1,956
NHK Spring Co. Ltd.	1,400	10,611
Nichi-iko Pharmaceutical Co. Ltd.	400	4,289
Nichireki Co. Ltd.	200	2,399
Nichirin Co. Ltd.	100	1,477
Nifco, Inc.	800	19,339
Nihon House Holdings Co. Ltd.	400	1,450
Nihon Tokushu Toryo Co. Ltd.	200	1,849
Nippon Air Conditioning Services Co. Ltd.	300	1,911

16

	Shares	Value
Nippon Carbon Co. Ltd.	100	$3,309
Nippon Chemical Industrial Co. Ltd.	100	2,142
Nippon Coke & Engineering Co. Ltd.	2,200	1,330
Nippon Koei Co. Ltd.	100	2,732
Nippon Light Metal Holdings Co. Ltd.	4,400	7,700
Nippon Paper Industries Co. Ltd.	600	8,661
Nippon Seiki Co. Ltd.	500	6,577
Nippon Sharyo Ltd.(2)	100	2,386
Nippon Yakin Kogyo Co. Ltd.	100	1,572
Nippon Yusen KK	1,400	19,891
Nipro Corp.	1,300	13,807
Nishi-Nippon Financial Holdings, Inc.	800	4,567
Nishikawa Rubber Co. Ltd.	200	3,117
Nishimatsu Construction Co. Ltd.	600	12,575
Nishio Rent All Co. Ltd.	200	4,899
Nisshin Group Holdings Co. Ltd.	300	1,266
Nisshin Oillio Group Ltd. (The)	200	6,159
Nisshinbo Holdings, Inc.	1,900	16,081
Nissin Corp.	100	1,365
Nittoc Construction Co. Ltd.	300	2,119
Nojima Corp.	300	5,428
NOK Corp.	800	10,094
Noritz Corp.	200	2,041
NS United Kaiun Kaisha Ltd.	100	1,579
NTN Corp.	4,300	10,309
Oji Holdings Corp.	7,800	36,965
Oki Electric Industry Co. Ltd.	800	8,793
Okura Industrial Co. Ltd.	200	2,754
Onward Holdings Co. Ltd.	700	3,389
Organo Corp.	100	5,869
Orient Corp.	3,900	4,783
Osaka Organic Chemical Industry Ltd.	200	2,763
OSAKA Titanium Technologies Co. Ltd.	200	2,030
Oyo Corp.	200	2,296
Pacific Industrial Co. Ltd.	300	3,252
PAL GROUP Holdings Co. Ltd.	200	2,677
Pasona Group, Inc.	100	1,025
Penta-Ocean Construction Co. Ltd.	3,100	16,445
Press Kogyo Co. Ltd.	600	1,714
PS Mitsubishi Construction Co. Ltd.	300	1,598
Renaissance, Inc.	100	1,273
Rengo Co. Ltd.	1,500	10,264
Ricoh Leasing Co. Ltd.	200	6,864
Riken Technos Corp.	400	1,564
Round One Corp.	400	2,983
Ryobi Ltd.	200	2,587
Sakura Internet, Inc.	300	1,394

17

	Shares	Value
Sala Corp.	400	$2,040
Sanei Architecture Planning Co. Ltd.	200	2,398
Sanken Electric Co. Ltd.	200	4,713
Sankyo Tateyama, Inc.	200	2,002
Sanoh Industrial Co. Ltd.	400	3,096
Sapporo Holdings Ltd.	700	13,999
Sawada Holdings Co. Ltd.	200	1,844
SBI Holdings, Inc.	1,200	24,062
SBS Holdings, Inc.	100	1,475
Seibu Holdings, Inc.	1,900	26,817
Seikitokyu Kogyo Co. Ltd.	300	2,245
Seiren Co. Ltd.	300	3,791
Senko Group Holdings Co. Ltd.	1,200	8,772
Senshu Electric Co. Ltd.	100	2,434
Senshukai Co. Ltd.	400	1,548
Seven Bank Ltd.	4,100	10,765
Shibusawa Warehouse Co. Ltd. (The)	100	1,634
Shibuya Corp.	100	2,474
Shikoku Bank Ltd. (The)	200	1,554
Shin Nippon Air Technologies Co. Ltd.	100	1,711
Shindengen Electric Manufacturing Co. Ltd.	100	2,772
Shinmaywa Industries Ltd.	200	2,252
Shinnihon Corp.	200	1,396
Shinoken Group Co. Ltd.	200	1,906
Shinwa Co. Ltd.	100	1,762
Ship Healthcare Holdings, Inc.	300	12,156
Showa Denko KK	1,200	25,762
SK-Electronics Co. Ltd.	100	1,051
SKY Perfect JSAT Holdings, Inc.	1,200	5,149
Sotetsu Holdings, Inc.	600	13,616
St. Marc Holdings Co. Ltd.	100	1,785
Starts Corp., Inc.	300	6,163
Stella Chemifa Corp.	100	2,460
Sugi Holdings Co. Ltd.	200	9,450
SUMCO Corp.	2,600	39,186
Sumida Corp.	200	1,752
Sumitomo Forestry Co. Ltd.	1,400	20,777
Sumitomo Mitsui Construction Co. Ltd.	1,600	8,093
Sumitomo Osaka Cement Co. Ltd.	300	10,230
Sumitomo Riko Co. Ltd.	600	3,982
Sumitomo Rubber Industries Ltd.	2,000	20,708
Sumitomo Seika Chemicals Co. Ltd.	100	2,592
Suruga Bank Ltd.(2)	1,900	6,988
SWCC Showa Holdings Co. Ltd.	200	2,010
T-Gaia Corp.	200	3,779
Taiheiyo Cement Corp.	1,200	29,444
Taikisha Ltd.	300	8,596

18

	Shares	Value
Taiyo Yuden Co. Ltd.	1,200	$33,324
Takamatsu Construction Group Co. Ltd.	200	4,314
Takara Leben Co. Ltd.	700	2,756
Takara Standard Co. Ltd.	200	2,825
Takashimaya Co. Ltd.	1,200	11,180
Takeei Corp.	200	1,599
Tama Home Co. Ltd.	100	1,171
Techno Smart Corp.	200	1,316
Tekken Corp.	100	2,211
Tobishima Corp.	200	2,158
Toda Corp.	2,600	15,476
Toenec Corp.	100	3,080
TOKAI Holdings Corp.	1,100	8,978
Tokai Rika Co. Ltd.	700	10,474
Token Corp.	100	6,918
Tokuyama Corp.	600	13,425
Tokyo Century Corp.	500	20,634
Tomoku Co. Ltd.	200	2,867
TOMONY Holdings, Inc.	900	2,506
Topre Corp.	300	3,891
Tosei Corp.	200	2,147
Toshiba TEC Corp.	200	7,473
Tosoh Corp.	2,400	32,713
Totech Corp.	200	3,902
Towa Pharmaceutical Co. Ltd.	200	3,961
Toyo Gosei Co. Ltd.	100	3,400
Toyo Kanetsu KK	100	2,024
Toyo Seikan Group Holdings Ltd.	800	13,061
Toyo Tanso Co. Ltd.	100	1,558
Toyo Tire Corp.	1,000	13,236
Toyobo Co. Ltd.	900	11,254
Toyoda Gosei Co. Ltd.	900	19,115
Toyota Boshoku Corp.	900	12,359
TPR Co. Ltd.	200	2,769
Trancom Co. Ltd.	100	6,355
TS Tech Co. Ltd.	400	10,368
Tsubakimoto Chain Co.	200	5,427
Tsukishima Kikai Co. Ltd.	300	3,442
UACJ Corp.	300	5,242
Ube Industries Ltd.	1,100	19,962
Uchida Yoko Co. Ltd.	100	4,605
Unipres Corp.	300	3,223
Valor Holdings Co. Ltd.	200	3,018
Vertex Corp.	100	1,547
VT Holdings Co. Ltd.	500	1,671
Wacom Co. Ltd.	1,100	3,379
Wakachiku Construction Co. Ltd.	100	1,279

19

	Shares	Value
Wakita & Co. Ltd.	300	$2,415
Warabeya Nichiyo Holdings Co. Ltd.	100	1,502
Xebio Holdings Co. Ltd.	200	1,816
YAMABIKO Corp.	300	2,411
Yaoko Co. Ltd.	100	5,396
Yellow Hat Ltd.	500	6,722
Yokohama Reito Co. Ltd.	300	2,365
Yokohama Rubber Co. Ltd. (The)	1,100	17,793
Yorozu Corp.	200	2,375
Yuasa Trading Co. Ltd.	100	2,811
Yurtec Corp.	300	1,569
		2,311,888
Netherlands — 2.5%
AerCap Holdings NV(2)	241	12,551
AFC Ajax NV	61	1,220
AMG Advanced Metallurgical Group NV	347	8,137
ASR Nederland NV	1,868	62,403
BE Semiconductor Industries NV	986	38,536
Flow Traders	321	7,669
Fugro NV CVA(2)	1,266	10,263
Heijmans NV CVA(2)	190	1,544
Koninklijke BAM Groep NV	1,818	5,036
Koninklijke Vopak NV	969	46,335
Nederland Apparatenfabriek	63	3,270
NIBC Holding NV	215	2,304
Pharming Group NV(2)	10,721	13,321
SIF Holding NV	135	1,966
		214,555
New Zealand — 0.8%
Hallenstein Glasson Holdings Ltd.	756	2,265
Metlifecare Ltd.	4,689	20,181
New Zealand Refining Co. Ltd. (The)	5,917	4,505
Oceania Healthcare Ltd.	8,237	5,794
Sanford Ltd.	1,027	4,566
Tourism Holdings Ltd.	4,670	7,220
Warehouse Group Ltd. (The)	1,456	1,964
Z Energy Ltd.	7,572	19,100
		65,595
Norway — 1.8%
Avance Gas Holding Ltd.(2)	1,075	4,654
BW Energy Ltd.(2)	414	749
BW LPG Ltd.	1,875	11,845
BW Offshore Ltd.(2)	2,031	7,779
DNO ASA	7,435	5,148
Elkem ASA	5,025	9,781
Fjord1 ASA	671	2,828
Hoegh LNG Holdings Ltd.	923	2,109

20

	Shares	Value
Kitron ASA	2,886	$3,233
Komplett Bank ASA(2)	2,201	1,675
Norwegian Finans Holding ASA(2)	3,197	30,009
Ocean Yield ASA(1)	1,337	5,499
Odfjell Drilling Ltd.(2)	1,894	4,847
Pareto Bank ASA	571	2,500
PGS ASA(2)	10,121	14,295
Selvaag Bolig ASA	953	6,038
SpareBank 1 Nord Norge	2,091	16,222
Sparebank 1 Oestlandet	716	7,181
Sparebanken More	108	3,779
Sparebanken Vest	1,718	12,473
Stolt-Nielsen Ltd.	394	4,330
Wallenius Wilhelmsen ASA	1,542	2,921
		159,895
Portugal — 0.3%
Ibersol SGPS SA	309	2,777
Mota-Engil SGPS SA	2,560	3,749
Semapa-Sociedade de Investimento e Gestao	1,191	14,923
Sonae Capital SGPS SA	3,383	2,507
		23,956
Singapore — 1.6%
Accordia Golf Trust	36,500	16,121
BRC Asia Ltd.	2,700	3,203
China Sunsine Chemical Holdings Ltd.	12,000	3,684
Chip Eng Seng Corp. Ltd.	13,100	5,548
Food Empire Holdings Ltd.	7,400	3,555
Frencken Group Ltd.	12,000	7,229
Fu Yu Corp. Ltd.	20,700	3,688
Golden Agri-Resources Ltd.	228,300	32,588
Hong Leong Asia Ltd.(2)	8,300	3,247
Hutchison Port Holdings Trust, U Shares	134,800	19,812
Lian Beng Group Ltd.	5,800	2,051
OUE Ltd.	10,900	10,845
Oxley Holdings Ltd.	38,400	8,543
Penguin International Ltd.	7,300	3,470
Rex International Holding Ltd.(2)	47,800	6,815
Sunningdale Tech Ltd.	5,000	4,343
		134,742
Spain — 2.0%
Acerinox SA	2,989	28,084
Almirall SA	969	12,701
Atresmedia Corp. de Medios de Comunicacion SA(1)	937	3,437
Banco de Sabadell SA	6,946	6,119
Construcciones y Auxiliar de Ferrocarriles SA	308	13,434
Ence Energia y Celulosa SA(1)	2,002	7,196
Ercros SA	1,343	3,406

21

	Shares	Value
Fomento de Construcciones y Contratas SA	803	$9,545
Gestamp Automocion SA	1,660	5,809
Grenergy Renovables(2)	84	1,378
Mediaset Espana Comunicacion SA	1,849	9,371
Melia Hotels International SA	695	4,818
Neinor Homes SA(2)	1,397	16,041
Sacyr SA	8,381	22,471
Talgo SA(2)	1,764	10,307
Tecnicas Reunidas SA(2)	491	11,115
Tubacex SA	1,612	3,861
		169,093
Sweden — 5.5%
AQ Group AB	264	4,829
Arise AB(2)	896	3,675
Bahnhof AB, B Shares	1,096	2,777
Bilia AB, A Shares	3,867	37,346
BioArctic AB(1)	1,186	8,976
Bredband2 i Skandinavien AB	21,892	3,135
Bulten AB	560	3,988
Bure Equity AB	1,682	31,828
Clas Ohlson AB, B Shares	1,636	16,199
Collector AB(1)(2)	844	2,362
CTT Systems AB	192	4,457
Eolus Vind AB, B Shares	941	13,582
G5 Entertainment AB	312	2,731
Granges AB	2,862	23,108
Haldex AB	691	3,279
Hexatronic Group AB	800	4,457
HIQ International AB(2)	1,641	7,910
Hoist Finance AB(2)	3,479	16,566
Karo Pharma AB(2)	2,691	11,350
Klovern AB, B Shares	14,038	32,253
Kopparbergs Bryggeri AB, B Shares	529	8,005
Maha Energy AB(2)	2,104	3,219
Mekonomen AB(2)	1,566	12,376
Modern Times Group MTG AB, B Shares(2)	2,487	22,000
Momentum Group AB, Class B	899	10,401
Mycronic AB	2,718	38,537
NetEnt AB(2)	6,161	15,782
Nobina AB	2,978	20,825
NP3 Fastigheter AB	1,372	15,958
Orexo AB(2)	480	2,781
Paradox Interactive AB(1)	669	9,347
RaySearch Laboratories AB(2)	842	7,396
Resurs Holding AB	3,776	20,520
SAS AB(2)	10,444	10,933
Scandi Standard AB	1,566	10,313

22

	Shares	Value
Semcon AB	398	$2,834
Sintercast AB	142	2,565
SkiStar AB	1,364	13,533
SolTech Energy Sweden AB(2)	2,171	3,438
Tethys Oil AB	1,209	8,023
TF Bank AB	180	2,114
		475,708
Switzerland — 4.7%
Aluflexpack AG(2)	383	8,711
Aryzta AG(2)	33,017	28,360
Autoneum Holding AG	98	9,664
Bell Food Group AG	74	19,095
Bossard Holding AG, Class A	296	40,574
Calida Holding AG(2)	234	7,720
EFG International AG(2)	4,369	25,208
Gurit Holding AG	15	22,372
Huber + Suhner AG	319	21,403
Klingelnberg AG(2)	117	2,269
Leonteq AG(2)	469	21,208
Liechtensteinische Landesbank AG	189	11,992
MCH Group AG(2)	170	3,269
Phoenix Mecano AG	23	10,294
Rieter Holding AG	129	15,411
Schaffner Holding AG	15	2,962
Schmolz + Bickenbach AG(2)	15,959	3,031
Siegfried Holding AG(2)	32	13,926
u-blox Holding AG(2)	245	19,265
Valiant Holding AG	522	52,014
Varia US Properties AG	139	6,152
Vetropack Holding AG	10	26,461
VP Bank AG	64	10,351
Zehnder Group AG	445	20,988
		402,700
United Kingdom — 16.5%
Aggreko plc	3,010	26,664
Anglo Asian Mining plc	891	1,361
Argentex Group plc(2)	696	1,437
Augean plc(2)	986	2,413
Bank of Georgia Group plc	420	9,151
Bodycote plc	2,123	20,951
Burford Capital Ltd.	1,103	7,679
Cairn Energy plc(2)	8,655	15,698
Centamin plc	13,031	21,560
Central Asia Metals plc	1,724	4,180
Circassia Pharmaceuticals plc(2)	11,045	2,834
Close Brothers Group plc	1,820	30,205
CMC Markets plc	1,554	3,007

23

	Shares	Value
Coats Group plc	12,103	$9,236
Crest Nicholson Holdings plc	2,385	13,948
Daily Mail & General Trust plc	1,033	9,866
Dart Group plc	1,415	22,465
Devro plc	1,990	3,836
DFS Furniture plc	1,924	6,036
Direct Line Insurance Group plc	13,476	53,414
Diversified Gas & Oil plc	6,823	6,980
Drax Group plc	4,358	15,266
Dunelm Group plc	817	11,430
easyJet plc	2,307	32,964
Eckoh plc	2,370	1,709
Electrocomponents plc	4,652	36,644
EnQuest plc(2)	16,066	4,251
Evraz plc	2,695	11,691
Ferrexpo plc	1,910	3,224
Forterra plc	2,061	8,736
Frasers Group plc(2)	1,291	6,434
Galliford Try Holdings plc	1,741	3,451
Games Workshop Group plc	267	21,744
GAN plc(1)(2)	906	1,570
Go-Ahead Group plc (The)	482	12,132
Golar LNG Ltd.	570	7,305
Greggs plc	876	23,621
Gulf Keystone Petroleum Ltd.	2,324	4,439
Hays plc	13,965	25,061
Hochschild Mining plc	2,878	5,882
Howden Joinery Group plc	6,389	52,979
Ibstock plc	4,980	17,715
IG Group Holdings plc	4,436	38,460
Inchcape plc	4,435	32,873
Indivior plc(2)	12,845	7,152
J D Wetherspoon plc	665	11,554
J Sainsbury plc	21,234	53,777
Jadestone Energy, Inc.(2)	6,211	4,756
Joules Group plc	516	895
KAZ Minerals plc	2,698	14,640
Keller Group plc	988	8,301
Knights Group Holdings plc	443	2,395
Luxfer Holdings plc	167	2,590
Marks & Spencer Group plc	23,684	48,761
Marston's plc	7,029	8,175
McBride plc(2)	1,428	1,251
Mitchells & Butlers plc(2)	2,241	9,634
N Brown Group plc	1,163	868
Naked Wines plc(1)	618	1,650
Norcros plc	1,050	2,875

24

	Shares	Value
OneSavings Bank plc	4,981	$26,063
Pagegroup plc	4,012	21,184
Petrofac Ltd.	2,633	10,905
Petropavlovsk plc(1)(2)	32,788	7,774
Pharos Energy plc	2,309	911
Photo-Me International plc	2,737	2,937
Plus500 Ltd.	1,635	20,013
Premier Oil plc(2)	13,543	13,811
Quilter plc	24,445	46,252
Reach plc	4,817	9,158
Redde Northgate plc	2,920	9,371
Redrow plc	2,731	26,295
Rhi Magnesita NV	198	7,680
Royal Mail plc	10,648	22,326
Secure Trust Bank plc	121	1,999
Serica Energy plc(2)	1,942	2,504
SIG plc	4,134	3,378
Sirius Real Estate Ltd.	10,892	11,310
Speedy Hire plc	4,212	4,181
Spire Healthcare Group plc	2,396	3,589
St. James's Place plc	1,853	24,442
Stobart Group Ltd.	3,533	3,486
Superdry plc	492	1,964
Tate & Lyle plc	5,070	46,273
Taylor Wimpey plc	29,127	76,439
TI Fluid Systems plc	2,236	5,855
Travis Perkins plc	2,967	56,167
Tremor International Ltd.(2)	946	2,003
Tullow Oil plc	15,641	6,903
Vertu Motors plc	3,181	1,295
Virgin Money UK plc(2)	6,263	12,474
Vistry Group plc	2,793	46,023
Vp plc	235	3,055
WM Morrison Supermarkets plc	24,536	54,396
		1,424,192
TOTAL COMMON STOCKS (Cost $9,627,374)		8,472,187
RIGHTS†
Hong Kong†
Guotai Junan International Holdings Ltd.(1) (Cost $—)	30,000	39
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $24,651)	24,651	24,651

25

	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $164,852)	164,852	$164,852
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $9,816,877)		8,661,729
OTHER ASSETS AND LIABILITIES — (0.5)%		(42,000)
TOTAL NET ASSETS — 100.0%		$8,619,729

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.6%
Materials	18.0%
Consumer Discretionary	16.1%
Financials	15.3%
Energy	8.0%
Information Technology	6.2%
Consumer Staples	5.3%
Communication Services	2.7%
Health Care	2.6%
Utilities	1.8%
Real Estate	1.7%
Cash and Equivalents*	1.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $239,929. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $255,084, which includes securities collateral of $90,232.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $9,652,025) — including $239,929 of securities on loan	$8,496,877
Investment made with cash collateral received for securities on loan, at value (cost of $164,852)	164,852
Total investment securities, at value (cost of $9,816,877)	8,661,729
Foreign currency holdings, at value (cost of $3,600)	3,668
Receivable for capital shares sold	171,465
Dividends and interest receivable	16,147
Securities lending receivable	192
8,853,201

Liabilities
Payable for collateral received for securities on loan	164,852
Payable for investments purchased	1,074
Payable for capital shares redeemed	64,839
Accrued management fees	2,707
233,472

Net Assets	$8,619,729

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	971,282

Net Asset Value Per Share	$8.87

Net Assets Consist of:
Capital paid in	$9,782,404
Distributable earnings	(1,162,675)
$8,619,729

See Notes to Financial Statements.

27

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,310)	$42,048
Interest	2,170
Securities lending, net	201
44,419
Expenses:
Management fees	8,088
Foreign currency overdraft fees	3,069
11,157
Fees reimbursed	(3,069)
8,088

Net investment income (loss)	36,331

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(18,798)
Foreign currency translation transactions	9,297
(9,501)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,155,148)
Translation of assets and liabilities in foreign currencies	145
(1,155,003)

Net realized and unrealized gain (loss)	(1,164,504)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,128,173)

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,331
Net realized gain (loss)	(9,501)
Change in net unrealized appreciation (depreciation)	(1,155,003)
Net increase (decrease) in net assets resulting from operations	(1,128,173)

Distributions to Shareholders
From earnings	(34,502)

Capital Share Transactions
Proceeds from shares sold	10,221,713
Proceeds from reinvestment of distributions	34,502
Payments for shares redeemed	(473,811)
Net increase (decrease) in net assets from capital share transactions	9,782,404

Net increase (decrease) in net assets	8,619,729

Net Assets
End of period	$8,619,729

Transactions in Shares of the Fund
Sold	1,016,490
Issued in reinvestment of distributions	3,321
Redeemed	(48,529)
Net increase (decrease) in shares of the fund	971,282

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

29

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Avantis International Small Cap Value Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term capital appreciation. The fund offers the Institutional Class. The Institutional Class commenced sale on December 4, 2019, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

30

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

31

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$164,852	—	—	—	$164,852
Gross amount of recognized liabilities for securities lending transactions					$164,852

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 84% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.36%.

Other Expenses — The fund may incur other expenses including interest and/or overdraft fees, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. During the period ended February 29, 2020, the investment advisor voluntarily agreed to reimburse the fund for fees related to a foreign currency overdraft in the amount of $3,069. The impact of other expenses to the annualized ratio of operating expenses to average net assets for the period ended February 29, 2020 was 0.13% before reimbursement and 0.00% after reimbursement.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $9,913,733 and $286,679, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

32

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$25,267	$8,446,920	—
Rights	—	39	—
Temporary Cash Investments	24,651	—	—
Temporary Cash Investments - Securities Lending Collateral	164,852	—	—
	$214,770	$8,446,959	—

6. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,816,877
Gross tax appreciation of investments	$143,254
Gross tax depreciation of investments	(1,298,402)
Net tax appreciation (depreciation) of investments	$(1,155,148)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

33

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
2020(3)	$10.00	0.04	(1.13)	(1.09)	(0.04)	$8.87	(10.95)%	0.36%(4)(5)	1.62%(4)(5)	3%	$8,620

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	December 4, 2019 (fund inception) through February 29, 2020 (unaudited).

(4)	Annualized.

(5)
The annualized ratio of operating expenses to average net assets before expense reimbursement and the annualized ratio of net investment income (loss) to average net assets before expense reimbursement was 0.49% and 1.49%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

35

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

37

Notes

38

Notes

39

Notes

40

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96059 2004

Semiannual Report

February 29, 2020

Avantis™ U.S. Equity Fund
Institutional Class (AVUSX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

When the funds launched in early December, investor optimism was strong, largely due to dovish central bank policy in the U.S. and Europe. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed investors' global growth fears. Against this backdrop, key stock benchmarks rose to record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, leaving broad global equity benchmarks with losses for the reporting period. In general, U.S. stocks fared better than non-U.S. developed markets stocks, large-cap stocks held up better than small-cap stocks, and growth stocks fared better than value stocks. Emerging markets stocks proved slightly more resilient, declining but outperforming their developed markets counterparts.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Amazon.com, Inc.	1.9%
Alphabet, Inc.*	1.7%
Facebook, Inc., Class A	1.4%
Johnson & Johnson	1.2%
JPMorgan Chase & Co.	1.2%
Intel Corp.	0.9%
Verizon Communications, Inc.	0.9%
Visa, Inc., Class A	0.8%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	6.7%
Software	5.4%
Semiconductors and Semiconductor Equipment	4.9%
Oil, Gas and Consumable Fuels	4.2%
IT Services	4.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$932.40(2)	$0.35(3)	0.15%
Hypothetical
Institutional Class	$1,000	$1,024.12(4)	$0.75(4)	0.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from December 4, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 88, the number of days in the period from December 4, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.7%
AAR Corp.	38	$1,313
Aerojet Rocketdyne Holdings, Inc.(1)	98	4,829
AeroVironment, Inc.(1)	24	1,233
Arconic, Inc.	144	4,226
Astronics Corp.(1)	34	689
Axon Enterprise, Inc.(1)	32	2,476
Boeing Co. (The)	77	21,184
BWX Technologies, Inc.	107	5,868
Cubic Corp.	50	2,722
Curtiss-Wright Corp.	35	4,198
Ducommun, Inc.(1)	20	893
General Dynamics Corp.	42	6,707
HEICO Corp.	7	755
HEICO Corp., Class A	13	1,148
Hexcel Corp.	91	5,881
Huntington Ingalls Industries, Inc.	30	6,166
L3Harris Technologies, Inc.	35	6,921
Lockheed Martin Corp.	84	31,069
Mercury Systems, Inc.(1)	17	1,249
Moog, Inc., Class A	27	2,082
Northrop Grumman Corp.	36	11,838
Parsons Corp.(1)	30	1,173
Raytheon Co.	67	12,634
Spirit AeroSystems Holdings, Inc., Class A	136	7,186
Teledyne Technologies, Inc.(1)	10	3,373
Textron, Inc.	91	3,695
TransDigm Group, Inc.	10	5,578
United Technologies Corp.	165	21,547
		178,633
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	128	2,291
Atlas Air Worldwide Holdings, Inc.(1)	41	1,095
CH Robinson Worldwide, Inc.	53	3,652
Expeditors International of Washington, Inc.	143	10,070
FedEx Corp.	145	20,470
Forward Air Corp.	31	1,829
Hub Group, Inc., Class A(1)	34	1,572
United Parcel Service, Inc., Class B	342	30,948
XPO Logistics, Inc.(1)	34	2,515
		74,442
Airlines — 0.8%
Alaska Air Group, Inc.	166	8,376

5

	Shares	Value
Allegiant Travel Co.	21	$2,846
American Airlines Group, Inc.	207	3,943
Delta Air Lines, Inc.	465	21,451
Hawaiian Holdings, Inc.	76	1,587
JetBlue Airways Corp.(1)	401	6,328
SkyWest, Inc.	92	4,177
Southwest Airlines Co.	422	19,492
Spirit Airlines, Inc.(1)	121	3,443
United Airlines Holdings, Inc.(1)	224	13,796
		85,439
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	142	899
Aptiv plc	226	17,653
Autoliv, Inc.	113	7,541
BorgWarner, Inc.	339	10,712
Cooper Tire & Rubber Co.	64	1,631
Dana, Inc.	293	4,213
Delphi Technologies plc(1)	81	1,144
Dorman Products, Inc.(1)	13	788
Gentex Corp.	314	8,384
Gentherm, Inc.(1)	47	1,917
Goodyear Tire & Rubber Co. (The)	538	5,211
LCI Industries	51	4,924
Lear Corp.	87	9,674
Standard Motor Products, Inc.	19	836
Stoneridge, Inc.(1)	39	862
Tenneco, Inc., Class A	101	926
Veoneer, Inc.(1)(2)	72	886
Visteon Corp.(1)	46	2,992
		81,193
Automobiles — 0.8%
Ford Motor Co.	2,617	18,214
General Motors Co.	780	23,790
Harley-Davidson, Inc.	224	6,825
Tesla, Inc.(1)	41	27,388
Thor Industries, Inc.	55	4,147
Winnebago Industries, Inc.	49	2,543
		82,907
Banks — 6.7%
Allegiance Bancshares, Inc.	27	896
Amerant Bancorp, Inc.(1)	46	849
Ameris Bancorp	45	1,538
Arrow Financial Corp.	28	887
Associated Banc-Corp.	120	2,032
Atlantic Union Bankshares Corp.	48	1,428
Banc of California, Inc.	64	981
BancFirst Corp.	17	872

6

	Shares	Value
Bancorp, Inc. (The)(1)	87	$1,059
BancorpSouth Bank	60	1,468
Bank of America Corp.	2,336	66,576
Bank of Hawaii Corp.	56	4,168
Bank of Marin Bancorp	22	839
Bank OZK	151	3,834
BankUnited, Inc.	89	2,643
Banner Corp.	23	1,050
Berkshire Hills Bancorp, Inc.	34	830
BOK Financial Corp.	21	1,520
Boston Private Financial Holdings, Inc.	87	849
Bridge Bancorp, Inc.	30	826
Brookline Bancorp, Inc.	63	874
Bryn Mawr Bank Corp.	25	831
Cadence BanCorp	155	2,189
Camden National Corp.	23	943
Carolina Financial Corp.	24	778
Cathay General Bancorp.	71	2,185
CenterState Bank Corp.	75	1,517
Central Pacific Financial Corp.	34	813
CIT Group, Inc.	125	4,964
Citigroup, Inc.	994	63,079
Citizens Financial Group, Inc.	273	8,651
City Holding Co.	13	909
CNB Financial Corp.	32	802
Columbia Banking System, Inc.	46	1,527
Comerica, Inc.	179	9,423
Commerce Bancshares, Inc.	104	6,348
Community Bank System, Inc.	27	1,642
Community Trust Bancorp, Inc.	22	851
ConnectOne Bancorp, Inc.	40	840
Cullen/Frost Bankers, Inc.	48	3,763
Customers Bancorp, Inc.(1)	44	893
CVB Financial Corp.	86	1,594
Dime Community Bancshares, Inc.	49	822
Eagle Bancorp, Inc.	56	2,096
East West Bancorp, Inc.	199	7,709
Enterprise Financial Services Corp.	22	842
F.N.B. Corp.	218	2,200
FB Financial Corp.	26	847
Fifth Third Bancorp	492	12,005
Financial Institutions, Inc.	31	834
First BanCorp	173	1,374
First Bancorp/Southern Pines NC	25	803
First Busey Corp.	38	839
First Citizens BancShares, Inc., Class A	4	1,813
First Commonwealth Financial Corp.	70	826

7

	Shares	Value
First Financial Bancorp	62	$1,277
First Financial Bankshares, Inc.	79	2,270
First Financial Corp.	22	879
First Foundation, Inc.	61	883
First Hawaiian, Inc.	96	2,299
First Horizon National Corp.	234	3,119
First Interstate BancSystem, Inc., Class A	26	886
First Merchants Corp.	38	1,329
First Midwest Bancorp, Inc.	84	1,525
First of Long Island Corp. (The)	40	828
First Republic Bank	92	9,252
Flushing Financial Corp.	47	853
Fulton Financial Corp.	123	1,777
German American Bancorp, Inc.	30	896
Glacier Bancorp, Inc.	52	1,939
Great Southern Bancorp, Inc.	16	821
Great Western Bancorp, Inc.	42	1,129
Hancock Whitney Corp.	65	2,178
Heartland Financial USA, Inc.	26	1,114
Heritage Commerce Corp.	80	821
Heritage Financial Corp.	36	835
Hilltop Holdings, Inc.	58	1,208
Home BancShares, Inc.	117	1,961
Hope Bancorp, Inc.	98	1,197
Horizon Bancorp, Inc.	53	796
Huntington Bancshares, Inc.	835	10,245
IBERIABANK Corp.	38	2,287
Independent Bank Corp. (Massachusetts)	22	1,486
Independent Bank Corp. (Michigan)	45	881
Independent Bank Group, Inc.	22	1,018
International Bancshares Corp.	53	1,807
Investors Bancorp, Inc.	168	1,771
JPMorgan Chase & Co.	1,059	122,960
KeyCorp	863	14,110
Lakeland Bancorp, Inc.	59	850
Lakeland Financial Corp.	25	1,022
M&T Bank Corp.	90	12,634
Mercantile Bank Corp.	28	803
Midland States Bancorp, Inc.	35	834
MidWestOne Financial Group, Inc.	28	804
National Bank Holdings Corp., Class A	28	857
NBT Bancorp, Inc.	29	977
Nicolet Bankshares, Inc.(1)	14	930
OFG Bancorp	52	870
Old National Bancorp	104	1,639
Old Second Bancorp, Inc.	75	798
Opus Bank	40	947
Origin Bancorp, Inc.	28	847

8

	Shares	Value
Pacific Premier Bancorp, Inc.	45	$1,162
PacWest Bancorp	72	2,278
Park National Corp.	10	873
Peapack Gladstone Financial Corp.	33	906
People's United Financial, Inc.	241	3,372
People's Utah Bancorp	34	815
Peoples Bancorp, Inc.	29	828
Pinnacle Financial Partners, Inc.	43	2,264
PNC Financial Services Group, Inc. (The)	171	21,614
Popular, Inc.	87	4,174
Preferred Bank	20	1,023
Prosperity Bancshares, Inc.	43	2,778
QCR Holdings, Inc.	24	913
Regions Financial Corp.	755	10,208
Renasant Corp.	34	963
Republic Bancorp, Inc., Class A	22	786
S&T Bancorp, Inc.	26	855
Sandy Spring Bancorp, Inc.	28	861
Seacoast Banking Corp. of Florida(1)	38	946
ServisFirst Bancshares, Inc.	54	1,866
Sierra Bancorp	35	834
Signature Bank	62	7,756
Simmons First National Corp., Class A	72	1,539
South State Corp.	21	1,431
Southside Bancshares, Inc.	28	902
Sterling Bancorp	135	2,238
Stock Yards Bancorp, Inc.	24	839
SVB Financial Group(1)	65	13,530
Synovus Financial Corp.	150	4,353
TCF Financial Corp.	91	3,316
Texas Capital Bancshares, Inc.(1)	39	1,836
Tompkins Financial Corp.	11	874
Towne Bank	42	969
TriCo Bancshares	26	879
TriState Capital Holdings, Inc.(1)	41	815
Triumph Bancorp, Inc.(1)	28	948
Truist Financial Corp.	464	21,409
Trustmark Corp.	40	1,076
U.S. Bancorp	555	25,774
UMB Financial Corp.	34	1,977
Umpqua Holdings Corp.	140	2,155
United Bankshares, Inc.	53	1,531
United Community Banks, Inc.	70	1,734
Univest Financial Corp.	38	889
Valley National Bancorp	235	2,185
Veritex Holdings, Inc.	39	939
Washington Trust Bancorp, Inc.	19	815
Webster Financial Corp.	102	3,873

9

	Shares	Value
Wells Fargo & Co.	1,390	$56,781
WesBanco, Inc.	38	1,163
Westamerica Bancorporation	19	1,099
Western Alliance Bancorp	109	5,018
Wintrust Financial Corp.	85	4,540
Zions Bancorp N.A.	210	8,389
		710,911
Beverages — 1.3%
Boston Beer Co., Inc. (The), Class A(1)	8	2,966
Brown-Forman Corp., Class B	109	6,694
Coca-Cola Co. (The)	794	42,471
Coca-Cola Consolidated, Inc.	3	589
Constellation Brands, Inc., Class A	59	10,170
Keurig Dr Pepper, Inc.(2)	35	976
Molson Coors Beverage Co., Class B	115	5,705
Monster Beverage Corp.(1)	167	10,422
National Beverage Corp.(1)(2)	20	846
PepsiCo, Inc.	416	54,925
		135,764
Biotechnology — 2.7%
AbbVie, Inc.	219	18,771
ACADIA Pharmaceuticals, Inc.(1)	43	1,838
Acceleron Pharma, Inc.(1)	32	2,750
Agios Pharmaceuticals, Inc.(1)	26	1,234
Aimmune Therapeutics, Inc.(1)	27	643
Akebia Therapeutics, Inc.(1)	228	2,022
Alexion Pharmaceuticals, Inc.(1)	73	6,864
Alkermes plc(1)	49	1,021
Alnylam Pharmaceuticals, Inc.(1)	50	5,883
Amgen, Inc.	203	40,545
Amicus Therapeutics, Inc.(1)	74	706
Anika Therapeutics, Inc.(1)	17	710
Arena Pharmaceuticals, Inc.(1)	48	2,141
Arrowhead Pharmaceuticals, Inc.(1)	166	5,870
Avid Bioservices, Inc.(1)	123	775
Biogen, Inc.(1)	141	43,483
BioMarin Pharmaceutical, Inc.(1)	29	2,621
Bluebird Bio, Inc.(1)	11	796
Blueprint Medicines Corp.(1)	13	704
Bridgebio Pharma, Inc.(1)	89	2,837
CRISPR Therapeutics AG(1)	14	748
Deciphera Pharmaceuticals, Inc.(1)	19	1,012
Eagle Pharmaceuticals, Inc.(1)	19	872
Editas Medicine, Inc.(1)	33	732
Emergent BioSolutions, Inc.(1)	25	1,467
Exact Sciences Corp.(1)	12	971
Exelixis, Inc.(1)	164	3,049
FibroGen, Inc.(1)	24	1,003

10

	Shares	Value
Forty Seven, Inc.(1)	35	$2,030
Gilead Sciences, Inc.	640	44,390
Global Blood Therapeutics, Inc.(1)	56	3,582
Gossamer Bio, Inc.(1)	39	512
Halozyme Therapeutics, Inc.(1)	52	1,018
Heron Therapeutics, Inc.(1)	37	690
Incyte Corp.(1)	66	4,977
Ionis Pharmaceuticals, Inc.(1)	19	965
Ironwood Pharmaceuticals, Inc.(1)	72	867
Karuna Therapeutics, Inc.(1)	13	1,134
Ligand Pharmaceuticals, Inc.(1)(2)	9	842
Mirati Therapeutics, Inc.(1)	11	984
Moderna, Inc.(1)	148	3,838
Myriad Genetics, Inc.(1)	46	811
Neurocrine Biosciences, Inc.(1)	36	3,409
PTC Therapeutics, Inc.(1)	31	1,700
Regeneron Pharmaceuticals, Inc.(1)	62	27,563
REGENXBIO, Inc.(1)	22	880
Sage Therapeutics, Inc.(1)	6	282
Sangamo Therapeutics, Inc.(1)	86	734
Sarepta Therapeutics, Inc.(1)	9	1,030
Seattle Genetics, Inc.(1)	31	3,530
Spectrum Pharmaceuticals, Inc.(1)	83	237
Turning Point Therapeutics, Inc.(1)	32	1,586
Ultragenyx Pharmaceutical, Inc.(1)	27	1,514
United Therapeutics Corp.(1)	75	7,722
Vanda Pharmaceuticals, Inc.(1)	59	651
Vertex Pharmaceuticals, Inc.(1)	89	19,939
Xencor, Inc.(1)	25	812
		290,297
Building Products — 0.7%
AAON, Inc.	28	1,540
Advanced Drainage Systems, Inc.	25	1,047
Allegion plc	85	9,774
American Woodmark Corp.(1)	7	586
AO Smith Corp.	123	4,865
Apogee Enterprises, Inc.	27	815
Armstrong World Industries, Inc.	20	2,003
Builders FirstSource, Inc.(1)	134	3,043
CSW Industrials, Inc.	15	988
Fortune Brands Home & Security, Inc.	51	3,149
Gibraltar Industries, Inc.(1)	39	1,976
Insteel Industries, Inc.	69	1,372
JELD-WEN Holding, Inc.(1)	119	2,237
Johnson Controls International plc	104	3,803
Lennox International, Inc.	4	913
Masco Corp.	67	2,769
Masonite International Corp.(1)	61	4,484

11

	Shares	Value
Owens Corning	157	$8,869
Patrick Industries, Inc.	35	1,849
PGT Innovations, Inc.(1)	70	1,062
Quanex Building Products Corp.	53	890
Simpson Manufacturing Co., Inc.	71	5,640
Trane Technologies plc	52	6,710
Trex Co., Inc.(1)	45	4,304
Universal Forest Products, Inc.	93	4,358
		79,046
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	34	2,558
Ameriprise Financial, Inc.	151	21,336
Ares Management Corp., Class A	30	1,038
Artisan Partners Asset Management, Inc., Class A	129	3,687
B. Riley Financial, Inc.	36	852
Bank of New York Mellon Corp. (The)	404	16,120
BGC Partners, Inc., Class A	176	820
BlackRock, Inc.	36	16,668
Blackstone Group, Inc. (The), Class A	181	9,745
Cboe Global Markets, Inc.	30	3,420
Charles Schwab Corp. (The)	807	32,885
CME Group, Inc.	97	19,286
Cohen & Steers, Inc.	30	1,880
Diamond Hill Investment Group, Inc.	2	253
E*TRADE Financial Corp.	258	11,811
Eaton Vance Corp.	126	5,199
Evercore, Inc., Class A	34	2,265
FactSet Research Systems, Inc.	14	3,724
Federated Hermes, Inc.	44	1,269
Franklin Resources, Inc.	86	1,871
Goldman Sachs Group, Inc. (The)	178	35,737
Hamilton Lane, Inc., Class A	20	1,243
Houlihan Lokey, Inc.	20	1,024
Interactive Brokers Group, Inc., Class A	21	1,073
Intercontinental Exchange, Inc.	121	10,796
INTL FCStone, Inc.(1)	24	1,093
Invesco Ltd.	332	4,781
Janus Henderson Group plc	269	5,703
KKR & Co., Inc., Class A	292	8,351
Lazard Ltd., Class A	149	5,337
Legg Mason, Inc.	49	2,441
LPL Financial Holdings, Inc.	76	6,041
MarketAxess Holdings, Inc.	14	4,541
Moelis & Co., Class A	70	2,237
Moody's Corp.	71	17,042
Morgan Stanley	748	33,682
Morningstar, Inc.	6	881
MSCI, Inc.	19	5,613

12

	Shares	Value
Nasdaq, Inc.	17	$1,743
Northern Trust Corp.	179	15,709
Piper Sandler Cos.	13	911
Raymond James Financial, Inc.	127	10,621
S&P Global, Inc.	92	24,464
SEI Investments Co.	111	6,073
State Street Corp.	234	15,938
Stifel Financial Corp.	72	3,920
T. Rowe Price Group, Inc.	190	22,422
TD Ameritrade Holding Corp.	217	9,164
Virtus Investment Partners, Inc.	8	883
Waddell & Reed Financial, Inc., Class A	88	1,211
		417,362
Chemicals — 2.4%
AdvanSix, Inc.(1)	50	727
Air Products & Chemicals, Inc.	106	23,279
Albemarle Corp.	72	5,893
Ashland Global Holdings, Inc.	25	1,789
Axalta Coating Systems Ltd.(1)	163	4,062
Balchem Corp.	11	1,039
Cabot Corp.	72	2,691
Celanese Corp.	131	12,280
CF Industries Holdings, Inc.	70	2,580
Chase Corp.	8	710
Chemours Co. (The)	262	3,893
Corteva, Inc.	392	10,662
Dow, Inc.	638	25,782
DuPont de Nemours, Inc.	520	22,308
Eastman Chemical Co.	106	6,520
Ecolab, Inc.	49	8,842
Ferro Corp.(1)	279	3,242
FMC Corp.	73	6,796
GCP Applied Technologies, Inc.(1)	45	876
H.B. Fuller Co.	20	785
Hawkins, Inc.	24	858
Huntsman Corp.	302	5,720
Ingevity Corp.(1)	20	901
Innospec, Inc.	29	2,510
International Flavors & Fragrances, Inc.	9	1,078
Koppers Holdings, Inc.(1)	27	590
Linde plc	116	22,157
Livent Corp.(1)	215	1,920
LyondellBasell Industries NV, Class A	277	19,794
Minerals Technologies, Inc.	24	1,077
Mosaic Co. (The)	324	5,518
NewMarket Corp.	12	4,663
Olin Corp.	124	2,008
Orion Engineered Carbons SA	100	1,421

13

	Shares	Value
PolyOne Corp.	71	$1,758
PPG Industries, Inc.	80	8,356
Quaker Chemical Corp.	9	1,418
RPM International, Inc.	51	3,270
Scotts Miracle-Gro Co. (The)	13	1,378
Sensient Technologies Corp.	24	1,180
Sherwin-Williams Co. (The)	28	14,469
Stepan Co.	22	1,932
Tredegar Corp.	55	938
Trinseo SA	69	1,510
Tronox Holdings plc, Class A	104	763
Valvoline, Inc.	48	936
Westlake Chemical Corp.	38	2,123
WR Grace & Co.	81	4,581
		259,583
Commercial Services and Supplies — 0.8%
ACCO Brands Corp.	111	889
ADT, Inc.(2)	111	709
Brady Corp., Class A	34	1,610
Brink's Co. (The)	33	2,584
Casella Waste Systems, Inc., Class A(1)	37	1,793
Cimpress plc(1)(2)	8	931
Cintas Corp.	24	6,402
Clean Harbors, Inc.(1)	69	4,797
Copart, Inc.(1)	123	10,391
Deluxe Corp.	31	1,032
Ennis, Inc.	49	985
Healthcare Services Group, Inc.	88	2,424
Herman Miller, Inc.	93	3,184
HNI Corp.	58	1,904
IAA, Inc.(1)	30	1,282
Interface, Inc.	58	846
KAR Auction Services, Inc.	64	1,232
Kimball International, Inc., Class B	62	1,003
Knoll, Inc.	46	811
McGrath RentCorp	40	2,778
Mobile Mini, Inc.	26	1,014
MSA Safety, Inc.	18	2,190
Pitney Bowes, Inc.	207	708
Republic Services, Inc.	31	2,798
Rollins, Inc.	55	2,059
Steelcase, Inc., Class A	187	3,033
Stericycle, Inc.(1)	15	862
Team, Inc.(1)	60	764
Tetra Tech, Inc.	21	1,698
UniFirst Corp.	14	2,601
US Ecology, Inc.	18	757
Viad Corp.	16	803

14

	Shares	Value
Waste Connections, Inc.	65	$6,272
Waste Management, Inc.	125	13,851
		86,997
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	48	9,270
Ciena Corp.(1)	84	3,230
Cisco Systems, Inc.	619	24,717
Comtech Telecommunications Corp.	27	757
EchoStar Corp., Class A(1)	52	1,816
Extreme Networks, Inc.(1)	145	729
F5 Networks, Inc.(1)	46	5,518
InterDigital, Inc.	45	2,380
Juniper Networks, Inc.	84	1,782
Lumentum Holdings, Inc.(1)	98	7,626
Motorola Solutions, Inc.	30	4,970
NETGEAR, Inc.(1)	40	755
ViaSat, Inc.(1)	27	1,552
Viavi Solutions, Inc.(1)	142	1,873
		66,975
Construction and Engineering — 0.3%
AECOM(1)	95	4,269
Aegion Corp.(1)	37	666
Arcosa, Inc.	34	1,461
Comfort Systems USA, Inc.	35	1,478
Dycom Industries, Inc.(1)	57	1,685
EMCOR Group, Inc.	31	2,384
Fluor Corp.	59	550
Great Lakes Dredge & Dock Corp.(1)	92	892
Jacobs Engineering Group, Inc.	17	1,570
MasTec, Inc.(1)	96	4,712
MYR Group, Inc.(1)	29	740
Northwest Pipe Co.(1)	29	915
Primoris Services Corp.	47	892
Quanta Services, Inc.	71	2,707
Sterling Construction Co., Inc.(1)	71	970
Tutor Perini Corp.(1)	66	957
Valmont Industries, Inc.	31	3,603
WillScot Corp.(1)	77	1,350
		31,801
Construction Materials — 0.2%
Eagle Materials, Inc.	51	4,026
Martin Marietta Materials, Inc.	29	6,598
Summit Materials, Inc., Class A(1)	41	801
US Concrete, Inc.(1)	24	644
Vulcan Materials Co.	49	5,893
		17,962
Consumer Finance — 1.3%
Ally Financial, Inc.	391	9,802

15

	Shares	Value
American Express Co.	338	$37,156
Capital One Financial Corp.	330	29,126
Credit Acceptance Corp.(1)	7	2,822
Discover Financial Services	271	17,772
Encore Capital Group, Inc.(1)	43	1,598
Enova International, Inc.(1)	44	846
FirstCash, Inc.	12	923
Green Dot Corp., Class A(1)	42	1,435
LendingTree, Inc.(1)	2	552
Navient Corp.	289	3,246
Nelnet, Inc., Class A	24	1,274
OneMain Holdings, Inc.	114	4,190
PRA Group, Inc.(1)	28	1,087
Santander Consumer USA Holdings, Inc.	121	2,952
SLM Corp.	695	7,207
Synchrony Financial	609	17,722
		139,710
Containers and Packaging — 0.6%
Amcor plc	207	1,929
AptarGroup, Inc.	36	3,639
Avery Dennison Corp.	77	8,816
Ball Corp.	70	4,932
Berry Global Group, Inc.(1)	45	1,708
Crown Holdings, Inc.(1)	15	1,057
Graphic Packaging Holding Co.	145	1,960
International Paper Co.	466	17,223
O-I Glass, Inc.	101	1,091
Packaging Corp. of America	114	10,331
Sealed Air Corp.	28	849
Silgan Holdings, Inc.	36	1,031
Sonoco Products Co.	90	4,339
WestRock Co.	279	9,277
		68,182
Distributors — 0.2%
Genuine Parts Co.	92	8,026
LKQ Corp.(1)	151	4,467
Pool Corp.	38	8,016
		20,509
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	24	741
Bright Horizons Family Solutions, Inc.(1)	13	2,043
Chegg, Inc.(1)	27	1,059
Collectors Universe, Inc.	31	713
frontdoor, Inc.(1)	22	933
Graham Holdings Co., Class B	1	503
Grand Canyon Education, Inc.(1)	27	2,179
H&R Block, Inc.	87	1,798

16

	Shares	Value
Laureate Education, Inc., Class A(1)	59	$1,103
OneSpaWorld Holdings Ltd.	51	623
Perdoceo Education Corp.(1)	58	866
Service Corp. International	47	2,246
Strategic Education, Inc.	6	884
WW International, Inc.(1)	23	690
		16,381
Diversified Financial Services — 0.9%
Banco Latinoamericano de Comercio Exterior SA, E Shares	47	840
Berkshire Hathaway, Inc., Class B(1)	327	67,473
Cannae Holdings, Inc.(1)	36	1,342
Equitable Holdings, Inc.	429	9,181
FGL Holdings	258	2,952
Jefferies Financial Group, Inc.	348	6,859
Voya Financial, Inc.	90	4,738
		93,385
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	1,679	59,135
CenturyLink, Inc.	327	3,947
Cogent Communications Holdings, Inc.	13	949
GCI Liberty, Inc., Class A(1)	52	3,594
Iridium Communications, Inc.(1)	102	2,761
Verizon Communications, Inc.	1,758	95,213
		165,599
Electric Utilities — 2.1%
ALLETE, Inc.	29	2,001
Alliant Energy Corp.	185	9,642
American Electric Power Co., Inc.	252	22,494
Avangrid, Inc.	22	1,093
Duke Energy Corp.	166	15,222
Edison International	162	10,885
Entergy Corp.	140	16,367
Evergy, Inc.	153	9,999
Eversource Energy	33	2,853
Exelon Corp.	463	19,960
FirstEnergy Corp.	245	10,910
Hawaiian Electric Industries, Inc.	113	4,841
IDACORP, Inc.	26	2,513
MGE Energy, Inc.	13	927
NextEra Energy, Inc.	103	26,034
NRG Energy, Inc.	50	1,660
OGE Energy Corp.	95	3,619
Otter Tail Corp.	26	1,264
PG&E Corp.(1)	336	5,208
Pinnacle West Capital Corp.	60	5,369
PNM Resources, Inc.	61	2,872
Portland General Electric Co.	94	5,115

17

	Shares	Value
PPL Corp.	380	$11,404
Southern Co. (The)	197	11,891
Xcel Energy, Inc.	269	16,764
		220,907
Electrical Equipment — 0.7%
Acuity Brands, Inc.	28	2,880
AMETEK, Inc.	69	5,934
Atkore International Group, Inc.(1)	78	2,879
AZZ, Inc.	30	1,107
Eaton Corp. plc	122	11,068
Emerson Electric Co.	237	15,194
Encore Wire Corp.	23	1,126
EnerSys	43	2,648
Generac Holdings, Inc.(1)	21	2,163
Hubbell, Inc.	22	2,931
nVent Electric plc	44	1,056
Regal Beloit Corp.	37	2,873
Rockwell Automation, Inc.	85	15,598
Sensata Technologies Holding plc(1)	39	1,591
Thermon Group Holdings, Inc.(1)	39	685
TPI Composites, Inc.(1)	56	1,329
		71,062
Electronic Equipment, Instruments and Components — 1.4%
Amphenol Corp., Class A	72	6,601
Arrow Electronics, Inc.(1)	105	7,041
Avnet, Inc.	138	4,234
AVX Corp.	49	1,065
Badger Meter, Inc.	38	2,288
Belden, Inc.	19	759
Benchmark Electronics, Inc.	57	1,549
CDW Corp.	79	9,023
Cognex Corp.	84	3,741
Coherent, Inc.(1)	25	3,218
Corning, Inc.	691	16,487
CTS Corp.	37	965
Dolby Laboratories, Inc., Class A	33	2,168
ePlus, Inc.(1)	13	985
Fabrinet(1)	24	1,323
FARO Technologies, Inc.(1)	16	916
Flex Ltd.(1)	935	10,388
FLIR Systems, Inc.	57	2,421
II-VI, Inc.(1)	40	1,188
Insight Enterprises, Inc.(1)	19	1,047
IPG Photonics Corp.(1)	21	2,680
Itron, Inc.(1)	11	834
Jabil, Inc.	276	8,846
Keysight Technologies, Inc.(1)	92	8,718

18

	Shares	Value
Knowles Corp.(1)	46	$765
Littelfuse, Inc.	12	1,916
Methode Electronics, Inc.	93	2,851
National Instruments Corp.	72	2,900
Novanta, Inc.(1)	12	1,070
OSI Systems, Inc.(1)	10	813
Plexus Corp.(1)	46	3,052
Rogers Corp.(1)	9	1,044
Sanmina Corp.(1)	108	2,839
ScanSource, Inc.(1)	28	796
SYNNEX Corp.	51	6,377
TE Connectivity Ltd.	178	14,751
Trimble, Inc.(1)	33	1,303
TTM Technologies, Inc.(1)	162	2,104
Vishay Intertechnology, Inc.	218	4,077
Zebra Technologies Corp., Class A(1)	18	3,797
		148,940
Energy Equipment and Services — 0.6%
Apergy Corp.(1)	38	707
Archrock, Inc.	214	1,509
Baker Hughes Co.	86	1,384
Cactus, Inc., Class A	103	2,813
Core Laboratories NV	23	617
DMC Global, Inc.	21	757
Dril-Quip, Inc.(1)	23	819
Halliburton Co.	891	15,111
Helix Energy Solutions Group, Inc.(1)	155	1,040
Helmerich & Payne, Inc.	137	5,054
Matrix Service Co.(1)	49	592
Nabors Industries Ltd.	498	877
National Oilwell Varco, Inc.	468	8,756
NexTier Oilfield Solutions, Inc.(1)	193	899
Oceaneering International, Inc.(1)	79	833
Patterson-UTI Energy, Inc.	362	2,074
ProPetro Holding Corp.(1)	116	1,016
Schlumberger Ltd.	397	10,755
SEACOR Holdings, Inc.(1)	24	895
TechnipFMC plc	100	1,484
Transocean Ltd.(1)	547	1,833
		59,825
Entertainment — 1.4%
Activision Blizzard, Inc.	206	11,975
Cinemark Holdings, Inc.	40	1,039
Electronic Arts, Inc.(1)	116	11,759
IMAX Corp.(1)	47	732
Liberty Media Corp.-Liberty Braves, Class C(1)	36	935
Liberty Media Corp.-Liberty Formula One, Class C(1)	56	2,187

19

	Shares	Value
Live Nation Entertainment, Inc.(1)	40	$2,431
Madison Square Garden Co. (The), Class A(1)	11	2,946
Marcus Corp. (The)	31	828
Netflix, Inc.(1)	204	75,282
Roku, Inc.(1)	12	1,364
Take-Two Interactive Software, Inc.(1)	57	6,126
Walt Disney Co. (The)	221	26,001
Zynga, Inc., Class A(1)	160	1,074
		144,679
Food and Staples Retailing — 1.5%
BJ's Wholesale Club Holdings, Inc.(1)	41	789
Casey's General Stores, Inc.	50	8,151
Costco Wholesale Corp.	175	49,199
Ingles Markets, Inc., Class A	27	966
Kroger Co. (The)	859	24,164
Performance Food Group Co.(1)	28	1,187
PriceSmart, Inc.	30	1,671
SpartanNash Co.	67	833
Sprouts Farmers Market, Inc.(1)	211	3,372
Sysco Corp.	229	15,263
US Foods Holding Corp.(1)	36	1,211
Walgreens Boots Alliance, Inc.	338	15,467
Walmart, Inc.	385	41,457
Weis Markets, Inc.	25	931
		164,661
Food Products — 1.1%
Archer-Daniels-Midland Co.	226	8,509
B&G Foods, Inc.(2)	59	873
Bunge Ltd.	169	7,934
Cal-Maine Foods, Inc.	23	802
Calavo Growers, Inc.	11	797
Campbell Soup Co.	105	4,738
Conagra Brands, Inc.	50	1,334
Darling Ingredients, Inc.(1)	103	2,647
Flowers Foods, Inc.	107	2,304
Fresh Del Monte Produce, Inc.	30	823
General Mills, Inc.	110	5,390
Hain Celestial Group, Inc. (The)(1)	67	1,590
Hershey Co. (The)	73	10,511
Hormel Foods Corp.	106	4,410
Hostess Brands, Inc.(1)	70	890
Ingredion, Inc.	80	6,664
J&J Snack Foods Corp.	8	1,286
J.M. Smucker Co. (The)	26	2,678
John B Sanfilippo & Son, Inc.	14	983
Kellogg Co.	104	6,289
Kraft Heinz Co. (The)	203	5,028

20

	Shares	Value
Lamb Weston Holdings, Inc.	148	$12,860
Lancaster Colony Corp.	19	2,744
McCormick & Co., Inc.	20	2,924
Mondelez International, Inc., Class A	274	14,467
Pilgrim's Pride Corp.(1)	41	868
Post Holdings, Inc.(1)	11	1,114
Sanderson Farms, Inc.	9	1,112
Simply Good Foods Co. (The)(1)	80	1,765
TreeHouse Foods, Inc.(1)	20	762
Tyson Foods, Inc., Class A	70	4,748
		119,844
Gas Utilities — 0.2%
Atmos Energy Corp.	55	5,679
Chesapeake Utilities Corp.	12	1,026
National Fuel Gas Co.	96	3,515
New Jersey Resources Corp.	53	1,871
Northwest Natural Holding Co.	38	2,499
ONE Gas, Inc.	32	2,628
South Jersey Industries, Inc.	61	1,650
Southwest Gas Holdings, Inc.	35	2,264
Spire, Inc.	17	1,276
UGI Corp.	66	2,379
		24,787
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	273	21,029
ABIOMED, Inc.(1)	11	1,653
Align Technology, Inc.(1)	54	11,791
Atrion Corp.	1	616
Avanos Medical, Inc.(1)	30	972
Baxter International, Inc.	189	15,776
Becton Dickinson and Co.	40	9,513
Boston Scientific Corp.(1)	162	6,057
Cooper Cos., Inc. (The)	12	3,895
Danaher Corp.	94	13,591
DENTSPLY SIRONA, Inc.	71	3,496
DexCom, Inc.(1)	12	3,312
Edwards Lifesciences Corp.(1)	64	13,110
Envista Holdings Corp.(1)	68	1,726
Globus Medical, Inc., Class A(1)	38	1,719
Haemonetics Corp.(1)	20	2,167
Hill-Rom Holdings, Inc.	9	864
Hologic, Inc.(1)	28	1,319
ICU Medical, Inc.(1)	11	2,154
IDEXX Laboratories, Inc.(1)	58	14,762
Inogen, Inc.(1)	11	504
Insulet Corp.(1)	12	2,280
Integer Holdings Corp.(1)	14	1,262

21

	Shares	Value
Integra LifeSciences Holdings Corp.(1)	22	$1,146
Intuitive Surgical, Inc.(1)	31	16,553
Lantheus Holdings, Inc.(1)	49	762
LivaNova plc(1)	65	4,532
Masimo Corp.(1)	27	4,410
Medtronic plc	214	21,543
Merit Medical Systems, Inc.(1)	28	1,008
Natus Medical, Inc.(1)	49	1,317
Nevro Corp.(1)	8	1,041
Novocure Ltd.(1)	11	800
NuVasive, Inc.(1)	14	921
Orthofix Medical, Inc.(1)	22	777
Penumbra, Inc.(1)	7	1,161
Quidel Corp.(1)	17	1,313
ResMed, Inc.	43	6,835
STERIS plc	25	3,966
Stryker Corp.	64	12,198
Teleflex, Inc.	9	3,015
Varex Imaging Corp.(1)	34	789
Varian Medical Systems, Inc.(1)	48	5,903
West Pharmaceutical Services, Inc.	42	6,324
Zimmer Biomet Holdings, Inc.	75	10,211
		240,093
Health Care Providers and Services — 2.0%
Amedisys, Inc.(1)	9	1,566
AmerisourceBergen Corp.	61	5,144
AMN Healthcare Services, Inc.(1)	25	1,840
Anthem, Inc.	79	20,310
Brookdale Senior Living, Inc.(1)	316	2,076
Cardinal Health, Inc.	189	9,851
Centene Corp.(1)	314	16,648
Chemed Corp.	7	2,923
Cigna Corp.(1)	51	9,330
CorVel Corp.(1)	12	827
CVS Health Corp.	240	14,203
DaVita, Inc.(1)	13	1,009
Encompass Health Corp.	24	1,796
Ensign Group, Inc. (The)	33	1,469
Guardant Health, Inc.(1)	13	1,130
HCA Healthcare, Inc.	51	6,478
HealthEquity, Inc.(1)	18	1,278
Henry Schein, Inc.(1)	81	4,936
Humana, Inc.	97	31,009
Laboratory Corp. of America Holdings(1)	15	2,635
LHC Group, Inc.(1)	7	850
Magellan Health, Inc.(1)	12	720
McKesson Corp.	72	10,070

22

	Shares	Value
Molina Healthcare, Inc.(1)	52	$6,373
National HealthCare Corp.	11	816
National Research Corp.	15	825
Owens & Minor, Inc.	148	1,011
Patterson Cos., Inc.	134	3,188
Premier, Inc., Class A(1)	41	1,207
Quest Diagnostics, Inc.	20	2,121
Tenet Healthcare Corp.(1)	23	604
UnitedHealth Group, Inc.	159	40,539
Universal Health Services, Inc., Class B	45	5,568
		210,350
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	78	588
Cerner Corp.	183	12,676
Change Healthcare, Inc.(1)(2)	74	1,006
HealthStream, Inc.(1)	34	827
Omnicell, Inc.(1)	37	3,014
Teladoc Health, Inc.(1)	14	1,750
Veeva Systems, Inc., Class A(1)	20	2,839
		22,700
Hotels, Restaurants and Leisure — 1.9%
Aramark	74	2,571
BJ's Restaurants, Inc.	25	824
Bloomin' Brands, Inc.	64	1,151
Boyd Gaming Corp.	61	1,629
Brinker International, Inc.	23	790
Caesars Entertainment Corp.(1)	254	3,228
Carnival Corp.	332	11,109
Cheesecake Factory, Inc. (The)(2)	73	2,601
Chipotle Mexican Grill, Inc.(1)	17	13,151
Choice Hotels International, Inc.	10	913
Churchill Downs, Inc.	35	4,397
Chuy's Holdings, Inc.(1)	28	600
Cracker Barrel Old Country Store, Inc.	30	4,300
Darden Restaurants, Inc.	89	8,677
Dave & Buster's Entertainment, Inc.	24	792
Domino's Pizza, Inc.	12	4,074
Dunkin' Brands Group, Inc.	16	1,064
Eldorado Resorts, Inc.(1)(2)	27	1,355
Extended Stay America, Inc.	150	1,647
Golden Entertainment, Inc.(1)	55	895
Hilton Grand Vacations, Inc.(1)	154	4,106
Hilton Worldwide Holdings, Inc.	48	4,666
Hyatt Hotels Corp., Class A	21	1,609
Las Vegas Sands Corp.	307	17,901
Marriott International, Inc., Class A	98	12,152
Marriott Vacations Worldwide Corp.	8	774
23

	Shares	Value
McDonald's Corp.	70	$13,592
MGM Resorts International	192	4,716
Norwegian Cruise Line Holdings Ltd.(1)	260	9,688
Papa John's International, Inc.	16	922
Penn National Gaming, Inc.(1)	249	7,363
Planet Fitness, Inc., Class A(1)	13	877
Playa Hotels & Resorts NV(1)	128	678
Red Robin Gourmet Burgers, Inc.(1)	36	990
Red Rock Resorts, Inc., Class A	97	1,999
Royal Caribbean Cruises Ltd.	65	5,227
Ruth's Hospitality Group, Inc.	42	803
SeaWorld Entertainment, Inc.(1)	102	2,775
Six Flags Entertainment Corp.	18	455
Starbucks Corp.	162	12,706
Texas Roadhouse, Inc.	106	5,959
Twin River Worldwide Holdings, Inc.	52	1,352
Vail Resorts, Inc.	11	2,339
Wendy's Co. (The)	88	1,661
Wingstop, Inc.	10	845
Wyndham Destinations, Inc.	21	838
Wyndham Hotels & Resorts, Inc.	18	917
Wynn Resorts Ltd.	140	15,117
Yum! Brands, Inc.	35	3,124
		201,919
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	65	797
Cavco Industries, Inc.(1)	5	1,009
Century Communities, Inc.(1)	35	1,166
D.R. Horton, Inc.	290	15,448
Garmin Ltd.	67	5,922
Helen of Troy Ltd.(1)	8	1,317
Installed Building Products, Inc.(1)	22	1,453
iRobot Corp.(1)	32	1,536
KB Home	73	2,379
La-Z-Boy, Inc.	58	1,662
Leggett & Platt, Inc.	56	2,221
Lennar Corp., Class A	172	10,378
LGI Homes, Inc.(1)	13	979
M.D.C. Holdings, Inc.	36	1,416
M/I Homes, Inc.(1)	29	1,080
Meritage Homes Corp.(1)	55	3,490
Mohawk Industries, Inc.(1)	44	5,331
Newell Brands, Inc.	100	1,543
NVR, Inc.(1)	4	14,669
PulteGroup, Inc.	257	10,331
Skyline Champion Corp.(1)	47	1,197
Sonos, Inc.(1)	77	889

24

	Shares	Value
Taylor Morrison Home Corp.(1)	180	$4,054
Tempur Sealy International, Inc.(1)	36	2,691
Toll Brothers, Inc.	92	3,407
TopBuild Corp.(1)	9	909
TRI Pointe Group, Inc.(1)	231	3,541
Universal Electronics, Inc.(1)	26	1,098
Whirlpool Corp.	60	7,672
		109,585
Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	38	962
Church & Dwight Co., Inc.	43	2,989
Clorox Co. (The)	49	7,812
Colgate-Palmolive Co.	106	7,162
Energizer Holdings, Inc.	39	1,677
Kimberly-Clark Corp.	62	8,134
Procter & Gamble Co. (The)	415	46,991
Spectrum Brands Holdings, Inc.	15	808
WD-40 Co.	7	1,207
		77,742
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	799	13,367
Clearway Energy, Inc., Class C	51	1,073
NextEra Energy Partners LP	28	1,615
Ormat Technologies, Inc.	51	3,554
TerraForm Power, Inc., Class A	75	1,409
Vistra Energy Corp.	560	10,769
		31,787
Industrial Conglomerates — 0.9%
3M Co.	202	30,146
Carlisle Cos., Inc.	35	5,085
General Electric Co.	2,369	25,775
Honeywell International, Inc.	185	30,001
Raven Industries, Inc.	29	833
Roper Technologies, Inc.	14	4,924
		96,764
Insurance — 3.4%
Aflac, Inc.	365	15,640
Alleghany Corp.(1)	9	6,050
Allstate Corp. (The)	173	18,208
Ambac Financial Group, Inc.(1)	53	1,019
American Equity Investment Life Holding Co.	176	4,449
American Financial Group, Inc.	74	6,839
American International Group, Inc.	495	20,869
American National Insurance Co.	8	787
AMERISAFE, Inc.	18	1,173
Aon plc	75	15,600
Arch Capital Group Ltd.(1)	190	7,682

25

	Shares	Value
Argo Group International Holdings Ltd.	15	$844
Arthur J. Gallagher & Co.	43	4,192
Assurant, Inc.	57	6,874
Assured Guaranty Ltd.	66	2,693
Athene Holding Ltd., Class A(1)	130	5,363
Axis Capital Holdings Ltd.	40	2,245
Brighthouse Financial, Inc.(1)	73	2,616
Brown & Brown, Inc.	29	1,247
Chubb Ltd.	110	15,953
Cincinnati Financial Corp.	62	5,781
CNA Financial Corp.	23	956
CNO Financial Group, Inc.	123	1,970
Employers Holdings, Inc.	29	1,118
Enstar Group Ltd.(1)	7	1,249
Erie Indemnity Co., Class A	6	858
Everest Re Group Ltd.	21	5,206
Fidelity National Financial, Inc.	244	9,457
First American Financial Corp.	122	6,966
Genworth Financial, Inc., Class A(1)	495	1,931
Globe Life, Inc.	55	5,096
Hanover Insurance Group, Inc. (The)	23	2,726
Hartford Financial Services Group, Inc. (The)	338	16,883
Horace Mann Educators Corp.	58	2,258
Kemper Corp.	63	4,337
Lincoln National Corp.	134	6,082
Loews Corp.	161	7,346
Markel Corp.(1)	6	7,090
Marsh & McLennan Cos., Inc.	88	9,201
MBIA, Inc.(1)	105	819
Mercury General Corp.	31	1,343
MetLife, Inc.	399	17,045
National General Holdings Corp.	55	1,071
National Western Life Group, Inc., Class A	6	1,434
Old Republic International Corp.	193	3,806
Palomar Holdings, Inc.(1)	19	965
Primerica, Inc.	55	6,124
Principal Financial Group, Inc.	209	9,278
ProAssurance Corp.	33	896
Progressive Corp. (The)	314	22,972
Prudential Financial, Inc.	203	15,316
Reinsurance Group of America, Inc.	41	5,003
RenaissanceRe Holdings Ltd.	22	3,749
RLI Corp.	20	1,608
Safety Insurance Group, Inc.	10	787
Selective Insurance Group, Inc.	27	1,506
Stewart Information Services Corp.	23	832
Third Point Reinsurance Ltd.(1)	140	1,249

26

	Shares	Value
Travelers Cos., Inc. (The)	118	$14,138
Universal Insurance Holdings, Inc.	35	724
Unum Group	179	4,173
White Mountains Insurance Group Ltd.	3	2,970
Willis Towers Watson plc	15	2,839
WR Berkley Corp.	61	4,096
		361,597
Interactive Media and Services — 3.3%
Alphabet, Inc., Class A(1)	68	91,069
Alphabet, Inc., Class C(1)	68	91,075
Cargurus, Inc.(1)	25	637
Cars.com, Inc.(1)	79	717
Facebook, Inc., Class A(1)	753	144,930
IAC/InterActiveCorp(1)	10	2,039
Match Group, Inc.(1)(2)	32	2,080
Pinterest, Inc., Class A(1)	53	1,034
Snap, Inc., Class A(1)	178	2,522
TripAdvisor, Inc.	38	891
Twitter, Inc.(1)	117	3,884
Yelp, Inc.(1)	31	969
Zillow Group, Inc., Class A(1)	25	1,392
Zillow Group, Inc., Class C(1)	50	2,791
		346,030
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	106	199,678
Booking Holdings, Inc.(1)	22	37,305
eBay, Inc.	241	8,348
Etsy, Inc.(1)	30	1,734
Expedia Group, Inc.	28	2,761
Grubhub, Inc.(1)	23	1,107
MercadoLibre, Inc.(1)	7	4,312
PetMed Express, Inc.	45	1,188
Shutterstock, Inc.	23	886
Stamps.com, Inc.(1)	26	3,669
Wayfair, Inc., Class A(1)(2)	11	695
		261,683
IT Services — 4.1%
Accenture plc, Class A	230	41,536
Akamai Technologies, Inc.(1)	113	9,776
Alliance Data Systems Corp.	32	2,748
Amdocs Ltd.	55	3,506
Automatic Data Processing, Inc.	142	21,973
Black Knight, Inc.(1)	19	1,267
Booz Allen Hamilton Holding Corp.	50	3,565
Broadridge Financial Solutions, Inc.	52	5,427
CACI International, Inc., Class A(1)	4	980
Cardtronics plc, Class A(1)	24	870

27

	Shares	Value
Cass Information Systems, Inc.	18	$845
Cognizant Technology Solutions Corp., Class A	277	16,878
CoreLogic, Inc.	24	1,089
CSG Systems International, Inc.	43	1,903
DXC Technology Co.	350	8,439
EPAM Systems, Inc.(1)	33	7,366
Euronet Worldwide, Inc.(1)	62	7,690
EVERTEC, Inc.	34	1,009
ExlService Holdings, Inc.(1)	18	1,344
Fidelity National Information Services, Inc.	62	8,663
Fiserv, Inc.(1)	69	7,546
FleetCor Technologies, Inc.(1)	15	3,987
Gartner, Inc.(1)	31	4,011
Genpact Ltd.	51	1,961
Global Payments, Inc.	53	9,750
GoDaddy, Inc., Class A(1)	58	4,059
International Business Machines Corp.	216	28,112
Jack Henry & Associates, Inc.	36	5,463
KBR, Inc.	95	2,466
Leidos Holdings, Inc.	29	2,977
LiveRamp Holdings, Inc.(1)	20	709
Mastercard, Inc., Class A	259	75,175
MAXIMUS, Inc.	37	2,332
MongoDB, Inc.(1)(2)	8	1,220
NIC, Inc.	100	1,829
Okta, Inc.(1)	8	1,024
Paychex, Inc.	179	13,869
PayPal Holdings, Inc.(1)	237	25,594
Perspecta, Inc.	40	999
Sabre Corp.	149	2,029
Science Applications International Corp.	11	881
Square, Inc., Class A(1)	33	2,750
Switch, Inc., Class A	66	946
Sykes Enterprises, Inc.(1)	43	1,362
TTEC Holdings, Inc.	24	898
Twilio, Inc., Class A(1)	13	1,464
VeriSign, Inc.(1)	17	3,226
Virtusa Corp.(1)	23	1,015
Visa, Inc., Class A	444	80,701
Western Union Co. (The)	102	2,284
WEX, Inc.(1)	9	1,685
		439,198
Leisure Products — 0.3%
Acushnet Holdings Corp.	33	840
Brunswick Corp.	111	5,905
Callaway Golf Co.	51	866
Hasbro, Inc.	93	7,184

28

	Shares	Value
Malibu Boats, Inc., Class A(1)	53	$2,329
Mattel, Inc.(1)(2)	139	1,639
Polaris, Inc.	76	6,272
Sturm Ruger & Co., Inc.	29	1,393
Vista Outdoor, Inc.(1)	142	1,044
YETI Holdings, Inc.(1)	54	1,634
		29,106
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	98	7,553
Avantor, Inc.(1)	89	1,402
Bio-Rad Laboratories, Inc., Class A(1)	9	3,168
Bio-Techne Corp.	8	1,511
Bruker Corp.	68	2,962
Charles River Laboratories International, Inc.(1)	12	1,867
Illumina, Inc.(1)	23	6,111
IQVIA Holdings, Inc.(1)	23	3,208
Medpace Holdings, Inc.(1)	13	1,169
Mettler-Toledo International, Inc.(1)	22	15,437
PerkinElmer, Inc.	10	864
PRA Health Sciences, Inc.(1)	15	1,413
Repligen Corp.(1)	13	1,113
Syneos Health, Inc.(1)	19	1,204
Thermo Fisher Scientific, Inc.	57	16,576
Waters Corp.(1)	45	8,770
		74,328
Machinery — 2.9%
AGCO Corp.	30	1,813
Alamo Group, Inc.	8	886
Albany International Corp., Class A	42	2,691
Allison Transmission Holdings, Inc.	66	2,680
Astec Industries, Inc.	40	1,502
Barnes Group, Inc.	29	1,557
Caterpillar, Inc.	378	46,963
CIRCOR International, Inc.(1)	18	648
Colfax Corp.(1)	94	3,146
Columbus McKinnon Corp.	30	933
Crane Co.	19	1,291
Cummins, Inc.	144	21,786
Deere & Co.	212	33,174
Donaldson Co., Inc.	158	7,123
Douglas Dynamics, Inc.	18	784
Dover Corp.	35	3,596
Enerpac Tool Group Corp.	33	705
EnPro Industries, Inc.	33	1,780
ESCO Technologies, Inc.	34	3,091
Evoqua Water Technologies Corp.(1)	50	1,048
Federal Signal Corp.	37	1,073

29

	Shares	Value
Flowserve Corp.	70	$2,813
Fortive Corp.	28	1,936
Franklin Electric Co., Inc.	34	1,757
Gardner Denver Holdings, Inc.(1)	88	2,886
Gorman-Rupp Co. (The)	27	864
Graco, Inc.	186	9,174
Greenbrier Cos., Inc. (The)	35	848
Helios Technologies, Inc.	23	914
Hillenbrand, Inc.	34	796
IDEX Corp.	20	2,960
Illinois Tool Works, Inc.	119	19,966
ITT, Inc.	87	5,233
John Bean Technologies Corp.	17	1,647
Kadant, Inc.	8	727
Kennametal, Inc.	110	3,058
Lincoln Electric Holdings, Inc.	89	7,288
Meritor, Inc.(1)	44	998
Middleby Corp. (The)(1)	8	894
Miller Industries, Inc.	27	802
Mueller Industries, Inc.	79	2,210
Mueller Water Products, Inc., Class A	181	1,982
Nordson Corp.	13	1,889
Oshkosh Corp.	109	7,864
PACCAR, Inc.	362	24,218
Parker-Hannifin Corp.	37	6,836
Pentair plc	40	1,576
Proto Labs, Inc.(1)	10	876
RBC Bearings, Inc.(1)	10	1,712
Rexnord Corp.	32	933
Snap-on, Inc.	62	8,974
Spartan Motors, Inc.	56	826
SPX Corp.(1)	21	881
SPX FLOW, Inc.(1)	64	2,354
Standex International Corp.	14	888
Stanley Black & Decker, Inc.	24	3,449
Tennant Co.	15	1,073
Terex Corp.	110	2,421
Timken Co. (The)	145	6,502
Toro Co. (The)	43	3,071
TriMas Corp.(1)	32	811
Trinity Industries, Inc.	130	2,645
Wabash National Corp.	68	747
Watts Water Technologies, Inc., Class A	16	1,503
Welbilt, Inc.(1)	90	1,190
Westinghouse Air Brake Technologies Corp.	95	6,526
Woodward, Inc.	38	3,922
Xylem, Inc.	49	3,790
		305,500

30

	Shares	Value
Marine†
Costamare, Inc.	92	$601
Kirby Corp.(1)	32	2,040
Matson, Inc.	58	1,926
		4,567
Media — 1.1%
Altice USA, Inc., Class A(1)	170	4,396
AMC Networks, Inc., Class A(1)	21	651
Cable One, Inc.	3	4,719
Charter Communications, Inc., Class A(1)	29	14,302
Comcast Corp., Class A	958	38,732
Discovery, Inc., Class A(1)(2)	31	797
Discovery, Inc., Class C(1)	44	1,104
DISH Network Corp., Class A(1)	238	7,978
Entercom Communications Corp., Class A	264	916
Fox Corp., Class A	247	7,593
Fox Corp., Class B(1)	131	3,989
Gannett Co., Inc.	150	630
Interpublic Group of Cos., Inc. (The)	156	3,332
John Wiley & Sons, Inc., Class A	21	781
Liberty Broadband Corp., Class A(1)	9	1,113
Liberty Broadband Corp., Class C(1)	56	7,050
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	21	937
Liberty Media Corp.-Liberty SiriusXM(1)	20	893
New York Times Co. (The), Class A	197	7,380
News Corp., Class A	196	2,367
News Corp., Class B	76	945
Nexstar Media Group, Inc., Class A	9	1,035
Omnicom Group, Inc.	60	4,157
Scholastic Corp.	27	866
Sirius XM Holdings, Inc.	218	1,382
TEGNA, Inc.	52	745
ViacomCBS, Inc., Class B	87	2,141
		120,931
Metals and Mining — 0.7%
AK Steel Holding Corp.(1)	326	753
Alcoa Corp.(1)	245	3,398
Allegheny Technologies, Inc.(1)	136	2,324
Carpenter Technology Corp.	35	1,286
Cleveland-Cliffs, Inc.(2)	240	1,394
Coeur Mining, Inc.(1)	207	861
Commercial Metals Co.	207	3,780
Compass Minerals International, Inc.	19	1,037
Freeport-McMoRan, Inc.	700	6,972
Haynes International, Inc.	22	557
Hecla Mining Co.	494	1,304
Kaiser Aluminum Corp.	24	2,269

31

	Shares	Value
Materion Corp.	16	$725
Newmont Corp.	287	12,809
Nucor Corp.	339	14,018
Reliance Steel & Aluminum Co.	86	8,797
Royal Gold, Inc.	34	3,280
Schnitzer Steel Industries, Inc., Class A	45	742
Steel Dynamics, Inc.	295	7,856
United States Steel Corp.(2)	219	1,756
Warrior Met Coal, Inc.	49	868
Worthington Industries, Inc.	26	827
		77,613
Multi-Utilities — 1.0%
Ameren Corp.	168	13,272
Avista Corp.	42	1,980
Black Hills Corp.	11	794
CenterPoint Energy, Inc.	202	4,650
CMS Energy Corp.	184	11,117
Consolidated Edison, Inc.	151	11,902
Dominion Energy, Inc.	117	9,147
DTE Energy Co.	86	9,604
MDU Resources Group, Inc.	64	1,775
NiSource, Inc.	164	4,431
NorthWestern Corp.	26	1,829
Public Service Enterprise Group, Inc.	254	13,033
Sempra Energy	130	18,171
Unitil Corp.	16	902
WEC Energy Group, Inc.	25	2,308
		104,915
Multiline Retail — 0.9%
Big Lots, Inc.	108	1,708
Dillard's, Inc., Class A(2)	14	788
Dollar General Corp.	97	14,579
Dollar Tree, Inc.(1)	173	14,364
Kohl's Corp.	206	8,065
Macy's, Inc.	406	5,371
Nordstrom, Inc.(2)	188	6,524
Target Corp.	431	44,393
		95,792
Oil, Gas and Consumable Fuels — 4.2%
Antero Midstream Corp.(2)	222	968
Apache Corp.	605	15,077
Arch Coal, Inc., Class A(2)	13	655
Berry Corp.	97	618
Cabot Oil & Gas Corp.	474	6,603
Callon Petroleum Co.(1)	543	1,233
Cheniere Energy, Inc.(1)	32	1,641
Chevron Corp.	588	54,884

32

	Shares	Value
Cimarex Energy Co.	161	$5,321
CNX Resources Corp.(1)	195	1,035
Concho Resources, Inc.	123	8,366
ConocoPhillips	851	41,205
Continental Resources, Inc.	50	947
CVR Energy, Inc.	42	1,194
Delek US Holdings, Inc.	123	2,630
Denbury Resources, Inc.(1)	991	746
Devon Energy Corp.	529	8,591
DHT Holdings, Inc.	153	849
Diamond S Shipping, Inc.(1)	70	721
Diamondback Energy, Inc.	79	4,898
Dorian LPG Ltd.(1)	70	778
EnLink Midstream LLC(1)	223	850
EOG Resources, Inc.	467	29,542
EQT Corp.	149	875
Exxon Mobil Corp.	778	40,020
Green Plains, Inc.	66	791
Hess Corp.	252	14,157
HollyFrontier Corp.	200	6,736
International Seaways, Inc.(1)	38	756
Kinder Morgan, Inc.	659	12,633
Kosmos Energy Ltd.	571	1,742
Laredo Petroleum, Inc.(1)	445	481
Magnolia Oil & Gas Corp., Class A(1)	271	2,035
Marathon Oil Corp.	943	7,808
Marathon Petroleum Corp.	255	12,092
Matador Resources Co.(1)	91	877
Murphy Oil Corp.	309	5,825
Noble Energy, Inc.	621	9,830
Nordic American Tankers Ltd.	280	902
Northern Oil and Gas, Inc.(1)	531	770
Oasis Petroleum, Inc.(1)	420	687
Occidental Petroleum Corp.	750	24,555
ONEOK, Inc.	302	20,149
Par Pacific Holdings, Inc.(1)	61	1,012
Parsley Energy, Inc., Class A	367	4,918
PBF Energy, Inc., Class A	93	2,082
PDC Energy, Inc.(1)	92	1,751
Peabody Energy Corp.	111	648
Phillips 66	201	15,047
Pioneer Natural Resources Co.	141	17,312
QEP Resources, Inc.	311	700
Range Resources Corp.(2)	289	801
Renewable Energy Group, Inc.(1)	54	1,428
Scorpio Tankers, Inc.	36	712
SFL Corp. Ltd.	118	1,433

33

	Shares	Value
SM Energy Co.	122	$802
Southwestern Energy Co.(1)(2)	534	758
Tallgrass Energy LP, Class A	156	3,443
Talos Energy, Inc.(1)	42	596
Targa Resources Corp.	115	3,726
Teekay Corp.(1)(2)	209	765
Teekay Tankers Ltd., Class A(1)	50	827
Valero Energy Corp.	336	22,260
Williams Cos., Inc. (The)	563	10,725
World Fuel Services Corp.	40	1,131
WPX Energy, Inc.(1)	456	4,254
		450,204
Paper and Forest Products — 0.1%
Boise Cascade Co.	70	2,484
Domtar Corp.	136	3,913
Louisiana-Pacific Corp.	74	2,105
Mercer International, Inc.	65	576
Neenah, Inc.	23	1,329
P.H. Glatfelter Co.	55	784
Schweitzer-Mauduit International, Inc.	50	1,686
Verso Corp., Class A(1)	53	864
		13,741
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	86	1,690
Coty, Inc., Class A	226	2,086
Edgewell Personal Care Co.(1)	49	1,488
Estee Lauder Cos., Inc. (The), Class A	87	15,973
Herbalife Nutrition Ltd.(1)	22	712
Inter Parfums, Inc.	14	841
Medifast, Inc.(2)	11	914
Nu Skin Enterprises, Inc., Class A	105	2,574
USANA Health Sciences, Inc.(1)	17	1,124
		27,402
Pharmaceuticals — 4.1%
Allergan plc	101	19,258
ANI Pharmaceuticals, Inc.(1)	16	768
Bristol-Myers Squibb Co.	1,260	74,416
Catalent, Inc.(1)	26	1,340
Corcept Therapeutics, Inc.(1)	152	1,918
Elanco Animal Health, Inc.(1)	355	9,727
Eli Lilly & Co.	324	40,866
Horizon Therapeutics plc(1)	90	3,080
Innoviva, Inc.(1)	166	2,236
Intra-Cellular Therapies, Inc.(1)	66	1,393
Jazz Pharmaceuticals plc(1)	73	8,364
Johnson & Johnson	968	130,177
Lannett Co., Inc.(1)(2)	110	957

34

	Shares	Value
Merck & Co., Inc.	729	$55,812
Mylan NV(1)	390	6,704
Nektar Therapeutics(1)	118	2,456
Perrigo Co. plc	68	3,447
Pfizer, Inc.	1,127	37,664
Prestige Consumer Healthcare, Inc.(1)	53	1,980
Reata Pharmaceuticals, Inc., Class A(1)	6	1,168
Revance Therapeutics, Inc.(1)	61	1,410
Supernus Pharmaceuticals, Inc.(1)	43	773
Zoetis, Inc.	207	27,579
Zogenix, Inc.(1)	21	527
		434,020
Professional Services — 0.6%
ASGN, Inc.(1)	14	710
Barrett Business Services, Inc.	11	659
CBIZ, Inc.(1)	37	963
CoStar Group, Inc.(1)	7	4,673
CRA International, Inc.	19	884
Equifax, Inc.	34	4,829
Exponent, Inc.	28	2,062
FTI Consulting, Inc.(1)	18	2,027
Heidrick & Struggles International, Inc.	30	669
IHS Markit Ltd.	45	3,206
Insperity, Inc.	42	2,825
Kelly Services, Inc., Class A	46	764
Kforce, Inc.	32	975
Korn Ferry	85	2,973
ManpowerGroup, Inc.	80	6,075
Nielsen Holdings plc	74	1,348
Robert Half International, Inc.	137	6,906
TransUnion	49	4,357
TriNet Group, Inc.(1)	30	1,586
TrueBlue, Inc.(1)	43	640
Verisk Analytics, Inc.	62	9,617
		58,748
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	202	11,340
FRP Holdings, Inc.(1)	20	905
Howard Hughes Corp. (The)(1)	22	2,373
Jones Lang LaSalle, Inc.	28	4,138
Kennedy-Wilson Holdings, Inc.	64	1,293
Marcus & Millichap, Inc.(1)	29	927
Newmark Group, Inc., Class A	91	869
RE/MAX Holdings, Inc., Class A	31	904
Redfin Corp.(1)	50	1,353
RMR Group, Inc. (The), Class A	21	782
		24,884

35

	Shares	Value
Road and Rail — 2.0%
AMERCO	14	$4,515
ArcBest Corp.	38	753
Avis Budget Group, Inc.(1)	34	1,101
CSX Corp.	542	38,184
Heartland Express, Inc.	60	1,075
Hertz Global Holdings, Inc.(1)	160	2,046
J.B. Hunt Transport Services, Inc.	116	11,187
Kansas City Southern	104	15,671
Knight-Swift Transportation Holdings, Inc.	99	3,162
Landstar System, Inc.	64	6,462
Lyft, Inc., Class A(1)	28	1,067
Marten Transport Ltd.	63	1,231
Norfolk Southern Corp.	164	29,905
Old Dominion Freight Line, Inc.	82	15,892
Ryder System, Inc.	139	5,287
Saia, Inc.(1)	44	3,842
Schneider National, Inc., Class B	80	1,433
Uber Technologies, Inc.(1)	294	9,958
Union Pacific Corp.	345	55,134
Werner Enterprises, Inc.	80	2,688
		210,593
Semiconductors and Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	256	11,643
Ambarella, Inc.(1)	19	1,130
Amkor Technology, Inc.(1)	106	1,106
Analog Devices, Inc.	60	6,543
Applied Materials, Inc.	667	38,766
Axcelis Technologies, Inc.(1)	46	1,104
Broadcom, Inc.	70	19,083
Brooks Automation, Inc.	44	1,518
Cabot Microelectronics Corp.	28	3,900
Cirrus Logic, Inc.(1)	51	3,501
Cohu, Inc.	70	1,433
Cree, Inc.(1)	67	2,997
Diodes, Inc.(1)	58	2,553
Entegris, Inc.	73	3,892
First Solar, Inc.(1)	25	1,144
FormFactor, Inc.(1)	55	1,230
Ichor Holdings Ltd.(1)	32	925
Inphi Corp.(1)	14	1,045
Intel Corp.	1,754	97,382
KLA Corp.	63	9,684
Kulicke & Soffa Industries, Inc.	43	982
Lam Research Corp.	125	36,679
Lattice Semiconductor Corp.(1)	52	933
Marvell Technology Group Ltd.	181	3,855

36

	Shares	Value
Maxim Integrated Products, Inc.	238	$13,238
Microchip Technology, Inc.	42	3,810
Micron Technology, Inc.(1)	868	45,622
MKS Instruments, Inc.	32	3,206
Monolithic Power Systems, Inc.	18	2,856
NVIDIA Corp.	197	53,204
ON Semiconductor Corp.(1)	589	10,991
Photronics, Inc.(1)	87	1,083
Power Integrations, Inc.	12	1,045
Qorvo, Inc.(1)	106	10,661
QUALCOMM, Inc.	214	16,756
Rambus, Inc.(1)	78	1,090
Semtech Corp.(1)	35	1,382
Silicon Laboratories, Inc.(1)	14	1,242
Skyworks Solutions, Inc.	176	17,632
SMART Global Holdings, Inc.(1)	34	913
SolarEdge Technologies, Inc.(1)	53	6,610
Synaptics, Inc.(1)	58	3,831
Teradyne, Inc.	157	9,225
Texas Instruments, Inc.	445	50,792
Ultra Clean Holdings, Inc.(1)	71	1,485
Universal Display Corp.	22	3,493
Xilinx, Inc.	109	9,100
Xperi Corp.	52	894
		523,189
Software — 5.4%
ACI Worldwide, Inc.(1)	88	2,453
Adobe, Inc.(1)	75	25,884
Alteryx, Inc., Class A(1)	9	1,257
Anaplan, Inc.(1)	19	854
ANSYS, Inc.(1)	30	7,266
Appfolio, Inc., Class A(1)	12	1,476
Aspen Technology, Inc.(1)	63	6,710
Autodesk, Inc.(1)	48	9,162
Avalara, Inc.(1)	13	1,102
Blackbaud, Inc.	21	1,424
Bottomline Technologies de, Inc.(1)	33	1,461
Cadence Design Systems, Inc.(1)	106	7,011
CDK Global, Inc.	27	1,242
Ceridian HCM Holding, Inc.(1)	13	919
Citrix Systems, Inc.	59	6,100
Cloudera, Inc.(1)	98	872
CommVault Systems, Inc.(1)	29	1,209
Cornerstone OnDemand, Inc.(1)	16	656
Coupa Software, Inc.(1)	7	1,048
DocuSign, Inc.(1)	18	1,554
Dropbox, Inc., Class A(1)	53	1,037

37

	Shares	Value
Fair Isaac Corp.(1)	15	$5,640
Five9, Inc.(1)	14	1,022
Fortinet, Inc.(1)	170	17,350
Guidewire Software, Inc.(1)	24	2,631
HubSpot, Inc.(1)	6	1,077
Intuit, Inc.	76	20,205
j2 Global, Inc.	16	1,397
Manhattan Associates, Inc.(1)	64	4,311
Microsoft Corp.	1,983	321,266
MicroStrategy, Inc., Class A(1)	6	811
Mimecast Ltd.(1)	23	911
New Relic, Inc.(1)	11	619
NortonLifeLock, Inc.	586	11,152
Nuance Communications, Inc.(1)	66	1,427
Nutanix, Inc., Class A(1)	27	644
Oracle Corp. (New York)	459	22,702
Palo Alto Networks, Inc.(1)	34	6,277
Paycom Software, Inc.(1)	28	7,914
Paylocity Holding Corp.(1)	13	1,684
Pegasystems, Inc.	13	1,176
Progress Software Corp.	19	708
Proofpoint, Inc.(1)	8	853
PTC, Inc.(1)	13	982
Q2 Holdings, Inc.(1)	13	980
Qualys, Inc.(1)	25	2,004
RealPage, Inc.(1)	17	1,090
RingCentral, Inc., Class A(1)	10	2,357
salesforce.com, Inc.(1)	127	21,641
ServiceNow, Inc.(1)	43	14,022
Smartsheet, Inc., Class A(1)	22	1,019
Splunk, Inc.(1)	24	3,536
SS&C Technologies Holdings, Inc.	65	3,607
Synopsys, Inc.(1)	19	2,621
Teradata Corp.(1)	38	758
Trade Desk, Inc. (The), Class A(1)	5	1,436
Tyler Technologies, Inc.(1)	14	4,387
VMware, Inc., Class A(1)	13	1,567
Workday, Inc., Class A(1)	9	1,559
Zendesk, Inc.(1)	13	1,031
		577,071
Specialty Retail — 3.0%
Aaron's, Inc.	35	1,377
Abercrombie & Fitch Co., Class A	62	814
Advance Auto Parts, Inc.	64	8,511
American Eagle Outfitters, Inc.	126	1,623
Asbury Automotive Group, Inc.(1)	30	2,659
AutoNation, Inc.(1)	109	4,658

38

	Shares	Value
AutoZone, Inc.(1)	4	$4,130
Bed Bath & Beyond, Inc.(2)	219	2,367
Best Buy Co., Inc.	278	21,031
Boot Barn Holdings, Inc.(1)	25	767
Buckle, Inc. (The)	49	1,109
Burlington Stores, Inc.(1)	63	13,624
Caleres, Inc.	55	634
CarMax, Inc.(1)	147	12,835
Carvana Co.(1)(2)	10	829
Cato Corp. (The), Class A	52	841
Children's Place, Inc. (The)(2)	14	806
Designer Brands, Inc., Class A	104	1,405
Dick's Sporting Goods, Inc.	104	3,787
Five Below, Inc.(1)	33	3,199
Floor & Decor Holdings, Inc., Class A(1)	60	3,063
Foot Locker, Inc.	174	6,307
Gap, Inc. (The)	403	5,775
Genesco, Inc.(1)	27	929
Group 1 Automotive, Inc.	13	1,108
Guess?, Inc.	55	891
Haverty Furniture Cos., Inc.	49	824
Hibbett Sports, Inc.(1)	37	722
Home Depot, Inc. (The)	162	35,290
Hudson Ltd., Class A(1)	56	521
L Brands, Inc.	64	1,386
Lithia Motors, Inc., Class A	32	3,813
Lowe's Cos., Inc.	408	43,481
Monro, Inc.	13	730
Murphy USA, Inc.(1)	50	4,875
O'Reilly Automotive, Inc.(1)	44	16,224
Office Depot, Inc.	1,521	3,574
Penske Automotive Group, Inc.	19	874
Rent-A-Center, Inc.	81	1,724
RH(1)	4	726
Ross Stores, Inc.	248	26,977
Sally Beauty Holdings, Inc.(1)	163	2,028
Shoe Carnival, Inc.(2)	27	808
Signet Jewelers Ltd.	152	3,545
Sonic Automotive, Inc., Class A	32	896
Sportsman's Warehouse Holdings, Inc.(1)	137	822
TJX Cos., Inc. (The)	739	44,192
Tractor Supply Co.	96	8,497
Ulta Beauty, Inc.(1)	29	7,456
Urban Outfitters, Inc.(1)	98	2,304
Williams-Sonoma, Inc.	72	4,492
Zumiez, Inc.(1)	33	875
		322,735

39

	Shares	Value
Technology Hardware, Storage and Peripherals — 3.7%
3D Systems Corp.(1)	118	$1,081
Apple, Inc.	1,256	343,340
Dell Technologies, Inc., Class C(1)	53	2,144
Hewlett Packard Enterprise Co.	341	4,361
HP, Inc.	264	5,489
NCR Corp.(1)	106	2,671
NetApp, Inc.	186	8,690
Pure Storage, Inc., Class A(1)	83	1,267
Seagate Technology plc	255	12,227
Western Digital Corp.	46	2,556
Xerox Holdings Corp.	172	5,538
		389,364
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	268	6,920
Carter's, Inc.	59	5,397
Columbia Sportswear Co.	11	894
Crocs, Inc.(1)	128	3,350
Deckers Outdoor Corp.(1)	44	7,647
G-III Apparel Group Ltd.(1)	88	1,968
Hanesbrands, Inc.	297	3,932
Kontoor Brands, Inc.	42	1,417
Levi Strauss & Co., Class A	79	1,342
lululemon athletica, Inc.(1)	71	15,436
NIKE, Inc., Class B	440	39,327
Oxford Industries, Inc.	15	906
PVH Corp.	57	4,224
Ralph Lauren Corp.	55	5,803
Skechers U.S.A., Inc., Class A(1)	131	4,333
Steven Madden Ltd.	87	2,845
Tapestry, Inc.	375	8,794
Under Armour, Inc., Class A(1)	274	3,888
Under Armour, Inc., Class C(1)	297	3,707
VF Corp.	263	18,936
Wolverine World Wide, Inc.	54	1,420
		142,486
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	73	1,818
Essent Group Ltd.	132	5,760
Federal Agricultural Mortgage Corp., Class C	15	1,126
First Defiance Financial Corp.	66	1,578
Flagstar Bancorp, Inc.	35	1,116
HomeStreet, Inc.	31	840
Kearny Financial Corp.	70	764
Meridian Bancorp, Inc.	49	809
Meta Financial Group, Inc.	29	953
MGIC Investment Corp.	501	6,027

40

	Shares	Value
Mr. Cooper Group, Inc.(1)	131	$1,681
New York Community Bancorp, Inc.	271	2,929
NMI Holdings, Inc., Class A(1)	82	1,914
Northfield Bancorp, Inc.	59	834
Northwest Bancshares, Inc.	59	820
OceanFirst Financial Corp.	41	838
PennyMac Financial Services, Inc.	43	1,516
Provident Financial Services, Inc.	42	839
Radian Group, Inc.	311	6,606
TFS Financial Corp.	68	1,390
TrustCo Bank Corp. NY	113	775
Walker & Dunlop, Inc.	51	3,307
Washington Federal, Inc.	50	1,499
WSFS Financial Corp.	36	1,241
		46,980
Trading Companies and Distributors — 0.7%
Air Lease Corp.	151	5,793
Applied Industrial Technologies, Inc.	44	2,596
BMC Stock Holdings, Inc.(1)	110	2,698
Fastenal Co.	528	18,068
GATX Corp.	49	3,505
GMS, Inc.(1)	34	777
H&E Equipment Services, Inc.	66	1,568
HD Supply Holdings, Inc.(1)	68	2,585
Herc Holdings, Inc.(1)	47	1,724
Kaman Corp.	42	2,329
MRC Global, Inc.(1)	76	661
MSC Industrial Direct Co., Inc., Class A	48	2,967
NOW, Inc.(1)	92	812
Rush Enterprises, Inc., Class A	40	1,677
SiteOne Landscape Supply, Inc.(1)	28	2,779
Triton International Ltd.	95	3,265
United Rentals, Inc.(1)	43	5,697
Univar Solutions, Inc.(1)	44	748
W.W. Grainger, Inc.	44	12,212
Watsco, Inc.	14	2,198
WESCO International, Inc.(1)	25	1,014
		75,673
Transportation Infrastructure†
Macquarie Infrastructure Corp.	32	1,256
Water Utilities — 0.1%
American States Water Co.	26	1,991
American Water Works Co., Inc.	60	7,420
California Water Service Group	40	1,918
Essential Utilities, Inc.	54	2,323
SJW Group	16	979
		14,631

41

	Shares	Value
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(1)	106	$1,343
Shenandoah Telecommunications Co.	81	3,599
Sprint Corp.(1)	345	3,171
T-Mobile US, Inc.(1)	211	19,024
Telephone & Data Systems, Inc.	132	2,658
		29,795
TOTAL COMMON STOCKS (Cost $11,507,415)		10,612,755
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,292)	16,292	16,292
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $18,498)	18,498	18,498
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,542,205)		10,647,545
OTHER ASSETS AND LIABILITIES†		739
TOTAL NET ASSETS — 100.0%		$10,648,284

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $37,798. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $38,968, which includes securities collateral of $20,470.

See Notes to Financial Statements.

42

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,523,707) — including $37,798 of securities on loan	$10,629,047
Investment made with cash collateral received for securities on loan, at value (cost of $18,498)	18,498
Total investment securities, at value (cost of $11,542,205)	10,647,545
Dividends and interest receivable	20,528
Securities lending receivable	40
10,668,113

Liabilities
Payable for collateral received for securities on loan	18,498
Accrued management fees	1,331
19,829

Net Assets	$10,648,284

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,144,059

Net Asset Value Per Share	$9.31

Net Assets Consist of:
Capital paid in	$11,507,785
Distributable earnings	(859,501)
$10,648,284

See Notes to Financial Statements.

43

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7)	$50,901
Interest	254
Securities lending, net	54
51,209

Expenses:
Management fees	3,882

Net investment income (loss)	47,327

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,636
Change in net unrealized appreciation (depreciation) on investments	(894,660)

Net realized and unrealized gain (loss)	(891,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(843,697)

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

44

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,327
Net realized gain (loss)	3,636
Change in net unrealized appreciation (depreciation)	(894,660)
Net increase (decrease) in net assets resulting from operations	(843,697)

Distributions to Shareholders
From earnings	(15,804)

Capital Share Transactions
Proceeds from shares sold	11,644,786
Proceeds from reinvestment of distributions	15,804
Payments for shares redeemed	(152,805)
Net increase (decrease) in net assets from capital share transactions	11,507,785

Net increase (decrease) in net assets	10,648,284

Net Assets
End of period	$10,648,284

Transactions in Shares of the Fund
Sold	1,157,346
Issued in reinvestment of distributions	1,534
Redeemed	(14,821)
Net increase (decrease) in shares of the fund	1,144,059

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

45

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term capital appreciation. The fund offers the Institutional Class. The Institutional Class commenced sale on December 4, 2019, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

46

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,498	—	—	—	$18,498
Gross amount of recognized liabilities for securities lending transactions					$18,498

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

47

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 88% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.15%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $11,601,825 and $95,833, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

6. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

48

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,542,254
Gross tax appreciation of investments	$165,648
Gross tax depreciation of investments	(1,060,357)
Net tax appreciation (depreciation) of investments	$(894,709)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

49

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2020(3)	$10.00	0.05	(0.72)	(0.67)	(0.02)	$9.31	(6.76)%	0.15%(4)	1.83%(4)	1%	$10,648

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	December 4, 2019 (fund inception) through February 29, 2020 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

51

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

52

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

53

Notes

54

Notes

55

Notes

56

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96060 2004

Semiannual Report

February 29, 2020

Avantis™ U.S. Small Cap Value Fund
Institutional Class (AVUVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information, please visit our website, avantisinvestors.com.

Virus Outbreak Altered Market Landscape

When the funds launched in early December, investor optimism was strong, largely due to dovish central bank policy in the U.S. and Europe. Additionally, modestly improving economic and corporate earnings data and upbeat trade policy news calmed investors' global growth fears. Against this backdrop, key stock benchmarks rose to record-high levels in mid-February.

Investor sentiment and financial market performance changed dramatically late in the reporting period. Market fears that the COVID-19 outbreak originating in China would spread worldwide and drag down economic growth fueled a global flight to quality. Stocks and other riskier assets plunged, leaving broad global equity benchmarks with losses for the reporting period. In general, U.S. stocks fared better than non-U.S. developed markets stocks, large-cap stocks held up better than small-cap stocks, and growth stocks fared better than value stocks. Emerging markets stocks proved slightly more resilient, declining but outperforming their developed markets counterparts.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe across asset classes, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

2

Fund Characteristics

FEBRUARY 29, 2020

Top Ten Holdings	% of net assets
Cimarex Energy Co.	0.9%
Murphy Oil Corp.	0.9%
Penn National Gaming, Inc.	0.8%
SLM Corp.	0.8%
Avnet, Inc.	0.7%
Taylor Morrison Home Corp.	0.7%
Eagle Materials, Inc.	0.7%
Bank OZK	0.7%
Vishay Intertechnology, Inc.	0.7%
Wintrust Financial Corp.	0.7%

Top Five Industries	% of net assets
Banks	15.5%
Oil, Gas and Consumable Fuels	7.2%
Specialty Retail	6.4%
Electronic Equipment, Instruments and Components	3.7%
Chemicals	3.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.6%
Temporary Cash Investments	18.4%
Temporary Cash Investments - Securities Lending Collateral	1.4%
Other Assets and Liabilities	(13.4)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$853.20(2)	$0.56(3)	0.25%
Hypothetical
Institutional Class	$1,000	$1,023.62(4)	$1.26(4)	0.25%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from December 4, 2019 (fund inception) through February 29, 2020.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 88, the number of days in the period from December 4, 2019 (fund inception) through February 29, 2020, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

4

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.6%
Aerospace and Defense — 0.6%
AAR Corp.	499	$17,240
Astronics Corp.(1)	450	9,122
Cubic Corp.	421	22,919
		49,281
Air Freight and Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.(1)	284	7,588
Hub Group, Inc., Class A(1)	413	19,093
		26,681
Airlines — 1.8%
Allegiant Travel Co.	284	38,493
Hawaiian Holdings, Inc.	913	19,064
Mesa Air Group, Inc.(1)	332	1,916
SkyWest, Inc.	1,173	53,254
Spirit Airlines, Inc.(1)	1,640	46,658
		159,385
Auto Components — 3.6%
American Axle & Manufacturing Holdings, Inc.(1)	2,809	17,781
Cooper Tire & Rubber Co.	1,160	29,568
Cooper-Standard Holdings, Inc.(1)	297	5,132
Dana, Inc.	3,650	52,487
Delphi Technologies plc(1)	1,064	15,024
Gentherm, Inc.(1)	704	28,709
Goodyear Tire & Rubber Co. (The)	5,969	57,810
LCI Industries	542	52,330
Modine Manufacturing Co.(1)	579	4,319
Shiloh Industries, Inc.(1)	258	893
Stoneridge, Inc.(1)	385	8,509
Strattec Security Corp.	45	941
Superior Industries International, Inc.	365	949
Tenneco, Inc., Class A	1,344	12,324
Visteon Corp.(1)	418	27,187
		313,963
Banks — 15.5%
1st Constitution Bancorp	116	2,125
1st Source Corp.	161	6,770
ACNB Corp.	169	5,151
Amalgamated Bank, Class A	347	5,555
Amerant Bancorp, Inc.(1)	412	7,606
Arrow Financial Corp.	292	9,248
Associated Banc-Corp.	2,922	49,469
Atlantic Capital Bancshares, Inc.(1)	259	4,696
5

	Shares	Value
BancFirst Corp.	240	$12,312
Bancorp, Inc. (The)(1)	1,116	13,582
Bank of Commerce Holdings	311	3,252
Bank of Hawaii Corp.	794	59,089
Bank OZK	2,449	62,180
BankFinancial Corp.	377	4,275
BankUnited, Inc.	1,909	56,697
Bankwell Financial Group, Inc.	166	4,726
BCB Bancorp, Inc.	190	2,155
Boston Private Financial Holdings, Inc.	1,667	16,262
Bridge Bancorp, Inc.	231	6,357
Byline Bancorp, Inc.	515	9,012
C&F Financial Corp.	44	2,002
Cadence BanCorp	2,284	32,250
Camden National Corp.	293	12,016
Capital Bancorp, Inc.(1)	85	1,176
Capstar Financial Holdings, Inc.	166	2,231
Carolina Financial Corp.	265	8,586
Cathay General Bancorp.	1,505	46,324
CB Financial Services, Inc.	82	2,403
Central Pacific Financial Corp.	539	12,893
Central Valley Community Bancorp	284	4,885
Chemung Financial Corp.	40	1,436
CNB Financial Corp.	311	7,797
Codorus Valley Bancorp, Inc.	241	4,965
Community Bankers Trust Corp.	290	2,369
Community Financial Corp. (The)	61	1,936
Community Trust Bancorp, Inc.	187	7,233
ConnectOne Bancorp, Inc.	392	8,236
County Bancorp, Inc.	174	4,287
Customers Bancorp, Inc.(1)	586	11,890
Eagle Bancorp Montana, Inc.	76	1,474
Eagle Bancorp, Inc.	643	24,061
Enterprise Bancorp, Inc.	208	5,714
Enterprise Financial Services Corp.	477	18,255
Esquire Financial Holdings, Inc.(1)	77	1,764
Evans Bancorp, Inc.	128	5,027
Farmers National Banc Corp.	324	4,870
Financial Institutions, Inc.	264	7,104
First BanCorp	3,994	31,712
First Bancorp, Inc.	227	5,788
First Business Financial Services, Inc.	98	2,352
First Choice Bancorp	240	5,436
First Community Corp.	85	1,658
First Foundation, Inc.	808	11,696
First Internet Bancorp	210	5,101
First Mid Bancshares, Inc.	255	7,183

6

	Shares	Value
First of Long Island Corp. (The)	442	$9,154
First Savings Financial Group, Inc.	21	1,311
First United Corp.	91	1,968
FNCB Bancorp, Inc.	206	1,362
Franklin Financial Services Corp.	52	1,613
Great Southern Bancorp, Inc.	248	12,725
Hancock Whitney Corp.	1,034	34,639
Hanmi Financial Corp.	500	7,800
Hawthorn Bancshares, Inc.	70	1,522
Hilltop Holdings, Inc.	1,301	27,100
Hope Bancorp, Inc.	1,783	21,770
Independent Bank Corp. (Michigan)	436	8,533
International Bancshares Corp.	1,117	38,090
Lakeland Bancorp, Inc.	608	8,758
Lakeland Financial Corp.	497	20,312
Level One Bancorp, Inc.	61	1,479
Limestone Bancorp, Inc.(1)	58	928
Macatawa Bank Corp.	606	5,842
Mackinac Financial Corp.	115	1,609
Mercantile Bank Corp.	347	9,955
Metropolitan Bank Holding Corp.(1)	167	7,139
Middlefield Banc Corp.	74	1,762
Midland States Bancorp, Inc.	458	10,910
MidWestOne Financial Group, Inc.	184	5,286
MutualFirst Financial, Inc.	95	3,183
MVB Financial Corp.	289	5,098
Northeast Bank	116	2,065
Northrim BanCorp, Inc.	153	5,347
Oak Valley Bancorp(2)	72	1,202
OFG Bancorp	987	16,522
Old Second Bancorp, Inc.	549	5,841
Orrstown Financial Services, Inc.	130	2,314
Parke Bancorp, Inc.	273	5,047
PCB Bancorp.	161	2,153
Peapack Gladstone Financial Corp.	400	10,980
Penns Woods Bancorp, Inc.	87	2,624
People's Utah Bancorp	308	7,383
Peoples Bancorp of North Carolina, Inc.	58	1,475
Plumas Bancorp	49	1,225
Preferred Bank	322	16,464
Premier Financial Bancorp, Inc.	151	2,514
QCR Holdings, Inc.	255	9,705
RBB Bancorp	343	5,786
Red River Bancshares, Inc.(1)	95	4,938
Republic Bancorp, Inc., Class A	198	7,077
Salisbury Bancorp, Inc.	31	1,380
Sandy Spring Bancorp, Inc.	668	20,548

7

	Shares	Value
SB Financial Group, Inc.	128	$2,399
SB One Bancorp	106	2,324
ServisFirst Bancshares, Inc.	1,007	34,792
Sierra Bancorp	254	6,050
Southern First Bancshares, Inc.(1)	159	6,061
Southern National Bancorp of Virginia, Inc.	455	6,456
Stock Yards Bancorp, Inc.	397	13,871
Summit Financial Group, Inc.	258	5,655
Texas Capital Bancshares, Inc.(1)	950	44,726
TriCo Bancshares	373	12,615
TriState Capital Holdings, Inc.(1)	410	8,147
UMB Financial Corp.	914	53,149
United Community Banks, Inc.	1,547	38,319
United Security Bancshares	198	1,715
Unity Bancorp, Inc.	109	1,867
Washington Trust Bancorp, Inc.	301	12,919
Wellesley Bank	44	1,723
West Bancorporation, Inc.	309	6,319
Wintrust Financial Corp.	1,151	61,475
		1,357,649
Beverages — 0.1%
National Beverage Corp.(1)(2)	240	10,149
New Age Beverages Corp.(1)	533	1,077
		11,226
Biotechnology — 0.5%
Arena Pharmaceuticals, Inc.(1)	630	28,098
Eagle Pharmaceuticals, Inc.(1)	206	9,455
Lexicon Pharmaceuticals, Inc.(1)(2)	1,325	3,677
		41,230
Building Products — 1.7%
Apogee Enterprises, Inc.	396	11,955
Armstrong Flooring, Inc.(1)	248	655
Insteel Industries, Inc.	426	8,473
Masonite International Corp.(1)	603	44,321
Patrick Industries, Inc.	289	15,268
Quanex Building Products Corp.	556	9,341
Universal Forest Products, Inc.	1,270	59,512
		149,525
Capital Markets — 1.9%
B. Riley Financial, Inc.	256	6,057
Diamond Hill Investment Group, Inc.	67	8,491
Evercore, Inc., Class A	584	38,906
Hennessy Advisors, Inc.	90	913
INTL FCStone, Inc.(1)	366	16,671
Moelis & Co., Class A	1,049	33,526
Oppenheimer Holdings, Inc., Class A	107	2,539
Piper Sandler Cos.	298	20,884

8

	Shares	Value
Virtus Investment Partners, Inc.	132	$14,573
Waddell & Reed Financial, Inc., Class A	1,443	19,856
		162,416
Chemicals — 3.6%
AdvanSix, Inc.(1)	364	5,289
Cabot Corp.	1,127	42,127
Chemours Co. (The)	3,111	46,229
Ferro Corp.(1)	1,714	19,917
Flotek Industries, Inc.(1)	610	964
Hawkins, Inc.	132	4,719
Intrepid Potash, Inc.(1)	1,237	2,189
Kronos Worldwide, Inc.	326	3,257
Livent Corp.(1)	3,745	33,443
LSB Industries, Inc.(1)	440	858
Olin Corp.	1,835	29,709
Orion Engineered Carbons SA	740	10,515
Rayonier Advanced Materials, Inc.	1,478	3,621
Sensient Technologies Corp.	731	35,951
Stepan Co.	411	36,098
Tredegar Corp.	635	10,833
Trinseo SA	865	18,926
Tronox Holdings plc, Class A	1,562	11,465
Venator Materials plc(1)	343	916
		317,026
Commercial Services and Supplies — 1.5%
Acme United Corp.	8	186
Civeo Corp.(1)	1,189	1,391
Ennis, Inc.	445	8,944
Herman Miller, Inc.	800	27,392
HNI Corp.	532	17,465
Kimball International, Inc., Class B	704	11,391
McGrath RentCorp	522	36,253
Quad/Graphics, Inc.	236	1,133
Steelcase, Inc., Class A	1,492	24,200
Team, Inc.(1)	416	5,296
		133,651
Communications Equipment — 0.8%
Aviat Networks, Inc.(1)	73	888
Communications Systems, Inc.	127	724
EchoStar Corp., Class A(1)	1,094	38,202
Genasys, Inc.(1)	1,034	3,102
InterDigital, Inc.	403	21,315
NETGEAR, Inc.(1)	270	5,095
Network-1 Technologies, Inc.	300	687
		70,013
Construction and Engineering — 1.3%
Dycom Industries, Inc.(1)	468	13,834

9

	Shares	Value
Goldfield Corp. (The)(1)	358	$1,178
Great Lakes Dredge & Dock Corp.(1)	950	9,215
HC2 Holdings, Inc.(1)(2)	759	2,899
MYR Group, Inc.(1)	269	6,862
Northwest Pipe Co.(1)	208	6,562
Tutor Perini Corp.(1)	973	14,109
Valmont Industries, Inc.	416	48,348
WillScot Corp.(1)	720	12,629
		115,636
Construction Materials — 0.7%
Eagle Materials, Inc.	796	62,828
Consumer Finance — 1.7%
Elevate Credit, Inc.(1)	420	1,386
Navient Corp.	4,704	52,826
Nelnet, Inc., Class A	318	16,886
Oportun Financial Corp.(1)	100	2,103
Regional Management Corp.(1)	191	4,899
SLM Corp.	6,770	70,205
World Acceptance Corp.(1)	44	3,436
		151,741
Diversified Consumer Services — 0.3%
American Public Education, Inc.(1)	320	7,123
Perdoceo Education Corp.(1)	778	11,616
Universal Technical Institute, Inc.(1)	752	5,565
		24,304
Diversified Financial Services — 0.7%
Alerus Financial Corp.	120	2,455
Banco Latinoamericano de Comercio Exterior SAE Shares	809	14,465
FGL Holdings	3,387	38,747
Marlin Business Services Corp.	107	2,104
On Deck Capital, Inc.(1)	1,510	5,270
		63,041
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc.(1)	730	1,533
Iridium Communications, Inc.(1)	1,632	44,178
		45,711
Electrical Equipment — 0.5%
Encore Wire Corp.	267	13,075
LSI Industries, Inc.	647	4,296
Powell Industries, Inc.	145	4,847
Preformed Line Products Co.	32	1,562
TPI Composites, Inc.(1)	756	17,947
		41,727
Electronic Equipment, Instruments and Components — 3.7%
Avnet, Inc.	2,111	64,765
Bel Fuse, Inc., Class B	196	2,242
Benchmark Electronics, Inc.	682	18,537

10

	Shares	Value
Kimball Electronics, Inc.(1)	450	$6,097
Methode Electronics, Inc.	716	21,953
Plexus Corp.(1)	692	45,914
Sanmina Corp.(1)	1,604	42,169
ScanSource, Inc.(1)	528	15,011
TTM Technologies, Inc.(1)	2,592	33,670
Vishay Intertechnology, Inc.	3,298	61,673
Vishay Precision Group, Inc.(1)	228	6,263
Wayside Technology Group, Inc.	70	1,117
		319,411
Energy Equipment and Services — 2.1%
Archrock, Inc.	2,544	17,935
Cactus, Inc., Class A	505	13,792
Covia Holdings Corp.(1)	710	1,093
DMC Global, Inc.	246	8,871
Exterran Corp.(1)	406	2,071
Gulf Island Fabrication, Inc.(1)	202	899
Helix Energy Solutions Group, Inc.(1)	1,908	12,803
KLX Energy Services Holdings, Inc.(1)	190	460
Liberty Oilfield Services, Inc., Class A	1,042	6,971
Matrix Service Co.(1)	348	4,204
Nabors Industries Ltd.	7,592	13,362
Newpark Resources, Inc.(1)	1,401	4,917
NexTier Oilfield Solutions, Inc.(1)	3,525	16,426
Nine Energy Service, Inc.(1)	200	812
Oceaneering International, Inc.(1)	2,085	21,976
Patterson-UTI Energy, Inc.	3,464	19,849
Profire Energy, Inc.(1)	720	857
ProPetro Holding Corp.(1)	1,647	14,428
RPC, Inc.	1,199	4,125
Select Energy Services, Inc., Class A(1)	959	6,233
Smart Sand, Inc.(1)	435	709
Solaris Oilfield Infrastructure, Inc., Class A	444	4,706
TETRA Technologies, Inc.(1)	1,920	2,419
US Silica Holdings, Inc.	1,024	4,700
		184,618
Entertainment — 0.3%
Eros International plc(1)(2)	3,479	8,037
IMAX Corp.(1)	576	8,974
Marcus Corp. (The)	367	9,806
		26,817
Food and Staples Retailing — 0.8%
Ingles Markets, Inc., Class A	326	11,661
Natural Grocers by Vitamin Cottage, Inc.	143	987
PriceSmart, Inc.	412	22,944
SpartanNash Co.	769	9,559
United Natural Foods, Inc.(1)	1,188	7,686

11

	Shares	Value
Village Super Market, Inc., Class A	139	$2,856
Weis Markets, Inc.	274	10,207
		65,900
Food Products — 0.4%
Alico, Inc.	68	2,215
Farmer Brothers Co.(1)	105	1,297
Fresh Del Monte Produce, Inc.	579	15,876
John B Sanfilippo & Son, Inc.	150	10,528
Rocky Mountain Chocolate Factory, Inc.	114	873
Seneca Foods Corp., Class A(1)	193	6,701
		37,490
Health Care Equipment and Supplies — 0.3%
Conformis, Inc.(1)(2)	553	431
FONAR Corp.(1)	80	1,598
Meridian Bioscience, Inc.(1)	400	3,196
Natus Medical, Inc.(1)	470	12,634
Orthofix Medical, Inc.(1)	190	6,715
		24,574
Health Care Providers and Services — 1.3%
Brookdale Senior Living, Inc.(1)	2,722	17,884
Ensign Group, Inc. (The)	842	37,469
InfuSystem Holdings, Inc.(1)	218	2,311
Owens & Minor, Inc.	1,439	9,828
Patterson Cos., Inc.	2,003	47,651
Psychemedics Corp.	112	990
		116,133
Hotels, Restaurants and Leisure — 3.4%
BJ's Restaurants, Inc.	422	13,905
Bluegreen Vacations Corp.(2)	114	885
Carrols Restaurant Group, Inc.(1)	329	1,357
Cheesecake Factory, Inc. (The)(2)	869	30,963
Cracker Barrel Old Country Store, Inc.	289	41,422
Extended Stay America, Inc.	3,483	38,243
Golden Entertainment, Inc.(1)	449	7,310
Habit Restaurants, Inc. (The), Class A(1)	282	3,937
Hilton Grand Vacations, Inc.(1)	1,490	39,723
J Alexander's Holdings, Inc.(1)	139	1,141
Penn National Gaming, Inc.(1)	2,507	74,132
Playa Hotels & Resorts NV(1)	964	5,109
Potbelly Corp.(1)	259	1,295
RCI Hospitality Holdings, Inc.	237	4,776
Red Robin Gourmet Burgers, Inc.(1)	242	6,655
Red Rock Resorts, Inc., Class A	805	16,591
Target Hospitality Corp.(1)	494	2,312
Twin River Worldwide Holdings, Inc.	119	3,094
		292,850
Household Durables — 2.9%
Beazer Homes USA, Inc.(1)	877	10,752

12

	Shares	Value
CSS Industries, Inc.	182	$1,705
Ethan Allen Interiors, Inc.	364	4,805
Hamilton Beach Brands Holding Co., Class A	102	1,183
iRobot Corp.(1)	363	17,421
La-Z-Boy, Inc.	935	26,788
Legacy Housing Corp.(1)	77	1,107
M/I Homes, Inc.(1)	427	15,897
Meritage Homes Corp.(1)	775	49,182
New Home Co., Inc. (The)(1)	211	1,036
Taylor Morrison Home Corp.(1)	2,843	64,024
TRI Pointe Group, Inc.(1)	2,795	42,847
Turtle Beach Corp.(1)(2)	189	1,249
Universal Electronics, Inc.(1)	283	11,948
		249,944
Household Products†
Oil-Dri Corp. of America	82	2,495
Insurance — 3.0%
American Equity Investment Life Holding Co.	2,296	58,043
CNO Financial Group, Inc.	2,974	47,644
Crawford & Co., Class A	219	1,629
Employers Holdings, Inc.	536	20,657
FBL Financial Group, Inc., Class A	178	8,501
Genworth Financial, Inc., Class A(1)	6,916	26,972
Horace Mann Educators Corp.	845	32,896
Investors Title Co.	17	2,787
National General Holdings Corp.	1,159	22,566
National Western Life Group, Inc., Class A	63	15,053
NI Holdings, Inc.(1)	135	1,906
ProSight Global, Inc.(1)	179	2,399
Universal Insurance Holdings, Inc.	597	12,352
Watford Holdings Ltd.(1)	249	5,685
		259,090
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	1,559	14,156
Internet and Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(1)	416	7,505
Duluth Holdings, Inc., Class B(1)	142	974
PetMed Express, Inc.	443	11,695
		20,174
IT Services — 0.2%
Sykes Enterprises, Inc.(1)	530	16,790
Leisure Products — 0.4%
Malibu Boats, Inc., Class A(1)	500	21,970
Marine Products Corp.	85	1,069
Vista Outdoor, Inc.(1)	1,353	9,945
		32,984
Machinery — 3.2%
Albany International Corp., Class A	387	24,795

13

	Shares	Value
Astec Industries, Inc.	650	$24,408
Columbus McKinnon Corp.	287	8,923
Commercial Vehicle Group, Inc.(1)	484	2,110
EnPro Industries, Inc.	419	22,605
Gorman-Rupp Co. (The)	246	7,870
Kennametal, Inc.	1,739	48,344
Lydall, Inc.(1)	239	2,847
Miller Industries, Inc.	196	5,823
Mueller Industries, Inc.	1,140	31,897
Park-Ohio Holdings Corp.	124	3,040
REV Group, Inc.	328	2,568
Spartan Motors, Inc.	531	7,832
SPX FLOW, Inc.(1)	596	21,921
Terex Corp.	1,159	25,510
Titan International, Inc.	360	799
Trinity Industries, Inc.	2,008	40,863
		282,155
Marine — 0.5%
Costamare, Inc.	1,373	8,966
Genco Shipping & Trading Ltd.	234	1,797
Matson, Inc.	867	28,793
Safe Bulkers, Inc.(1)	713	941
Scorpio Bulkers, Inc.	861	2,772
		43,269
Media — 0.3%
Cumulus Media, Inc., Class A(1)	281	3,386
Entercom Communications Corp., Class A	2,666	9,251
Entravision Communications Corp., Class A	758	1,524
Gannett Co., Inc.	1,369	5,750
Saga Communications, Inc., Class A	64	1,842
Townsquare Media, Inc., Class A	134	1,194
Tribune Publishing Co.	341	3,911
		26,858
Metals and Mining — 3.2%
Alcoa Corp.(1)	3,572	49,544
Allegheny Technologies, Inc.(1)	2,045	34,949
Cleveland-Cliffs, Inc.(2)	3,363	19,539
Coeur Mining, Inc.(1)	4,078	16,964
Commercial Metals Co.	3,206	58,542
Haynes International, Inc.	163	4,125
Kaiser Aluminum Corp.	345	32,620
Olympic Steel, Inc.	373	4,495
Schnitzer Steel Industries, Inc., Class A	414	6,823
SunCoke Energy, Inc.	2,005	9,243
TimkenSteel Corp.(1)	299	1,516
United States Steel Corp.(2)	2,662	21,349
Warrior Met Coal, Inc.	1,067	18,907
		278,616

14

	Shares	Value
Multiline Retail — 0.3%
Big Lots, Inc.	920	$14,545
Dillard's, Inc., Class A(2)	208	11,709
		26,254
Oil, Gas and Consumable Fuels — 7.2%
Adams Resources & Energy, Inc.	32	971
Amplify Energy Corp.	405	1,693
Antero Midstream Corp.(2)	4,317	18,822
Antero Resources Corp.(1)(2)	1,637	2,619
Arch Coal, Inc., Class A	210	10,574
Berry Corp.	1,177	7,497
Bonanza Creek Energy, Inc.(1)	332	5,408
Callon Petroleum Co.(1)	4,601	10,444
Centennial Resource Development, Inc., Class A(1)	3,184	7,546
Cimarex Energy Co.	2,504	82,757
CNX Resources Corp.(1)	2,535	13,461
Comstock Resources, Inc.(1)(2)	356	2,132
CONSOL Energy, Inc.(1)	192	1,092
Contura Energy, Inc.(1)	163	927
CVR Energy, Inc.	417	11,851
Delek US Holdings, Inc.	1,205	25,763
Denbury Resources, Inc.(1)	4,902	3,688
DHT Holdings, Inc.	2,445	13,570
Dorian LPG Ltd.(1)	988	10,987
Earthstone Energy, Inc., Class A(1)	210	809
EnLink Midstream LLC	3,310	12,611
EQT Corp.	2,277	13,366
Evolution Petroleum Corp.	363	1,710
Extraction Oil & Gas, Inc.(1)	695	479
Falcon Minerals Corp.	369	1,474
GasLog Ltd.	410	2,300
Goodrich Petroleum Corp.(1)	123	656
Gran Tierra Energy, Inc.(1)	3,293	2,526
Green Plains, Inc.	813	9,748
Gulfport Energy Corp.(1)	1,217	997
Hallador Energy Co.	338	436
HighPoint Resources Corp.(1)	910	619
Kosmos Energy Ltd.	7,113	21,695
Laredo Petroleum, Inc.(1)	3,785	4,088
Magnolia Oil & Gas Corp., Class A(1)	2,827	21,231
Matador Resources Co.(1)	2,521	24,302
Montage Resources Corp.(1)(2)	504	1,759
Murphy Oil Corp.	3,950	74,458
NACCO Industries, Inc., Class A	45	1,855
Nordic American Tankers Ltd.	2,008	6,466
Northern Oil and Gas, Inc.(1)	4,887	7,086
Oasis Petroleum, Inc.(1)	5,041	8,242

15

	Shares	Value
Overseas Shipholding Group, Inc., Class A(1)	1,043	$1,794
Panhandle Oil and Gas, Inc., Class A	204	1,357
Par Pacific Holdings, Inc.(1)	726	12,044
Parsley Energy, Inc., Class A	427	5,722
PBF Energy, Inc., Class A	1,890	42,317
PDC Energy, Inc.(1)	1,366	25,995
Peabody Energy Corp.	640	3,738
Penn Virginia Corp.(1)	259	4,118
PrimeEnergy Resources Corp.(1)	7	917
QEP Resources, Inc.	3,499	7,873
Range Resources Corp.(2)	3,530	9,778
Ring Energy, Inc.(1)(2)	521	735
SandRidge Energy, Inc.(1)	298	614
SFL Corp. Ltd.	1,774	21,536
SilverBow Resources, Inc.(1)	117	329
SM Energy Co.	2,413	15,853
Southwestern Energy Co.(1)(2)	6,231	8,848
Talos Energy, Inc.(1)	557	7,909
Teekay Tankers Ltd., Class A(1)	429	7,100
VAALCO Energy, Inc.(1)	936	1,872
Whiting Petroleum Corp.(1)	682	1,262
		632,426
Paper and Forest Products — 1.4%
Boise Cascade Co.	811	28,774
Domtar Corp.	1,346	38,724
Mercer International, Inc.	1,004	8,896
Neenah, Inc.	277	16,002
Schweitzer-Mauduit International, Inc.	496	16,725
Verso Corp., Class A(1)	957	15,609
		124,730
Personal Products — 0.5%
Medifast, Inc.(2)	93	7,729
Nu Skin Enterprises, Inc., Class A	889	21,798
USANA Health Sciences, Inc.(1)	219	14,476
		44,003
Pharmaceuticals — 0.7%
ANI Pharmaceuticals, Inc.(1)	116	5,569
Innoviva, Inc.(1)	1,382	18,616
Lannett Co., Inc.(1)(2)	1,065	9,265
Mallinckrodt plc(1)	2,447	10,473
Phibro Animal Health Corp., Class A	180	4,545
Supernus Pharmaceuticals, Inc.(1)	737	13,259
		61,727
Professional Services — 0.4%
Acacia Research Corp.(1)	530	1,219
BG Staffing, Inc.	119	1,835
CRA International, Inc.	137	6,372

16

	Shares	Value
Heidrick & Struggles International, Inc.	306	$6,824
Kforce, Inc.	342	10,417
TrueBlue, Inc.(1)	500	7,440
		34,107
Real Estate Management and Development — 0.6%
Altisource Portfolio Solutions SA(1)(2)	55	874
Consolidated-Tomoka Land Co.	109	6,268
FRP Holdings, Inc.(1)	155	7,011
Marcus & Millichap, Inc.(1)	463	14,797
RE/MAX Holdings, Inc., Class A	453	13,205
RMR Group, Inc. (The), Class A	291	10,843
		52,998
Road and Rail — 2.6%
ArcBest Corp.	501	9,925
Covenant Transportation Group, Inc., Class A(1)	174	2,105
Heartland Express, Inc.	591	10,585
Hertz Global Holdings, Inc.(1)	2,434	31,131
Marten Transport Ltd.	598	11,685
PAM Transportation Services, Inc.(1)	26	1,030
Ryder System, Inc.	1,366	51,963
Saia, Inc.(1)	542	47,322
Schneider National, Inc., Class B	1,251	22,405
US Xpress Enterprises, Inc., Class A(1)	277	1,194
USA Truck, Inc.(1)	137	687
Werner Enterprises, Inc.	1,001	33,633
		223,665
Semiconductors and Semiconductor Equipment — 1.5%
Amkor Technology, Inc.(1)	1,380	14,400
Amtech Systems, Inc.(1)	304	1,514
AXT, Inc.(1)	331	1,152
Diodes, Inc.(1)	767	33,756
Photronics, Inc.(1)	1,253	15,600
SMART Global Holdings, Inc.(1)	264	7,086
Synaptics, Inc.(1)	619	40,885
Ultra Clean Holdings, Inc.(1)	971	20,303
		134,696
Software†
Ideanomics, Inc.(1)	238	86
Synacor, Inc.(1)	379	421
TeleNav, Inc.(1)	422	2,517
		3,024
Specialty Retail — 6.4%
Abercrombie & Fitch Co., Class A	1,190	15,625
American Eagle Outfitters, Inc.	2,416	31,118
Asbury Automotive Group, Inc.(1)	279	24,731
Barnes & Noble Education, Inc.(1)	673	2,228
Bed Bath & Beyond, Inc.(2)	3,486	37,684

17

	Shares	Value
Big 5 Sporting Goods Corp.	393	$876
Buckle, Inc. (The)	681	15,411
Build-A-Bear Workshop, Inc.(1)	638	2,431
Caleres, Inc.	932	10,746
Cato Corp. (The), Class A	413	6,678
Children's Place, Inc. (The)	161	9,274
Citi Trends, Inc.	315	6,227
Conn's, Inc.(1)(2)	212	1,728
Dick's Sporting Goods, Inc.	1,404	51,120
Express, Inc.(1)	1,968	7,282
GameStop Corp., Class A(2)	634	2,282
Genesco, Inc.(1)	379	13,041
Guess?, Inc.	966	15,649
Haverty Furniture Cos., Inc.	345	5,803
Hibbett Sports, Inc.(1)	538	10,502
Hudson Ltd., Class A(1)	774	7,206
Lithia Motors, Inc., Class A	447	53,264
Lumber Liquidators Holdings, Inc.(1)	343	3,361
Murphy USA, Inc.(1)	593	57,817
Office Depot, Inc.	17,129	40,253
Rent-A-Center, Inc.	1,051	22,376
Shoe Carnival, Inc.(2)	204	6,102
Signet Jewelers Ltd.	1,713	39,947
Sonic Automotive, Inc., Class A	459	12,852
Sportsman's Warehouse Holdings, Inc.(1)	1,051	6,306
Tilly's, Inc., Class A	507	3,295
TravelCenters of America, Inc.(1)	110	1,330
Urban Outfitters, Inc.(1)	1,339	31,480
		556,025
Textiles, Apparel and Luxury Goods — 0.5%
Crown Crafts, Inc.	151	921
Culp, Inc.	117	1,067
Fossil Group, Inc.(1)	585	2,685
G-III Apparel Group Ltd.(1)	992	22,181
Oxford Industries, Inc.	339	20,473
		47,327
Thrifts and Mortgage Finance — 3.6%
Axos Financial, Inc.(1)	1,161	28,920
Bridgewater Bancshares, Inc.(1)	483	6,037
Federal Agricultural Mortgage Corp., Class C	208	15,612
First Defiance Financial Corp.	488	11,671
Flagstar Bancorp, Inc.	715	22,794
FS Bancorp, Inc.	110	5,257
Hingham Institution for Savings	35	6,404
HomeStreet, Inc.	497	13,464
Luther Burbank Corp.	178	1,857
Merchants Bancorp	302	5,442
Meta Financial Group, Inc.	691	22,699

18

	Shares	Value
MMA Capital Holdings, Inc.(1)	79	$2,385
Mr. Cooper Group, Inc.(1)	1,933	24,800
NMI Holdings, Inc., Class A(1)	1,394	32,536
OP Bancorp	164	1,451
PennyMac Financial Services, Inc.	849	29,936
Pioneer Bancorp, Inc.(1)	21	286
Riverview Bancorp, Inc.	626	4,038
Severn Bancorp, Inc.	129	1,035
Southern Missouri Bancorp, Inc.	154	5,054
Sterling Bancorp, Inc.	586	4,102
Territorial Bancorp, Inc.	99	2,517
Timberland Bancorp, Inc.	194	4,510
TrustCo Bank Corp. NY	1,889	12,959
Walker & Dunlop, Inc.	671	43,514
Waterstone Financial, Inc.	282	4,690
		313,970
Trading Companies and Distributors — 2.9%
BMC Stock Holdings, Inc.(1)	1,292	31,693
GATX Corp.	808	57,796
H&E Equipment Services, Inc.	481	11,429
Herc Holdings, Inc.(1)	408	14,965
Kaman Corp.	458	25,401
MRC Global, Inc.(1)	843	7,334
NOW, Inc.(1)	1,121	9,898
Rush Enterprises, Inc., Class A	601	25,194
Rush Enterprises, Inc., Class B	146	6,119
Systemax, Inc.	178	3,713
Textainer Group Holdings Ltd.(1)	415	3,424
Triton International Ltd.	1,335	45,884
Veritiv Corp.(1)	308	3,708
Willis Lease Finance Corp.(1)	46	2,608
		249,166
Wireless Telecommunication Services — 1.0%
Shenandoah Telecommunications Co.	1,051	46,696
Telephone & Data Systems, Inc.	1,849	37,239
United States Cellular Corp.(1)	246	7,727
		91,662
TOTAL COMMON STOCKS (Cost $9,388,238)		8,187,138
TEMPORARY CASH INVESTMENTS — 18.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,609,577)	1,609,577	1,609,577
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $119,444)	119,444	119,444
TOTAL INVESTMENT SECURITIES — 113.4% (Cost $11,117,259)		9,916,159
OTHER ASSETS AND LIABILITIES(4) — (13.4)%		(1,171,414)
TOTAL NET ASSETS — 100.0%		$8,744,745

19

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $184,106. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $188,954, which includes securities collateral of $69,510.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $10,997,815) — including $184,106 of securities on loan	$9,796,715
Investment made with cash collateral received for securities on loan, at value (cost of $119,444)	119,444
Total investment securities, at value (cost of $11,117,259)	9,916,159
Receivable for capital shares sold	503,280
Dividends and interest receivable	11,113
Securities lending receivable	233
10,430,785

Liabilities
Payable for collateral received for securities on loan	119,444
Payable for investments purchased	1,565,174
Accrued management fees	1,422
1,686,040

Net Assets	$8,744,745

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	1,024,922

Net Asset Value Per Share	$8.53

Net Assets Consist of:
Capital paid in	$9,926,507
Distributable earnings	(1,181,762)
$8,744,745

See Notes to Financial Statements.

21

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $44)	$28,802
Interest	397
Securities lending, net	336
29,535

Expenses:
Management fees	4,162

Net investment income (loss)	25,373

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,621
Change in net unrealized appreciation (depreciation) on investments	(1,201,100)

Net realized and unrealized gain (loss)	(1,197,479)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,172,106)

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 29, 2020 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,373
Net realized gain (loss)	3,621
Change in net unrealized appreciation (depreciation)	(1,201,100)
Net increase (decrease) in net assets resulting from operations	(1,172,106)

Distributions to Shareholders
From earnings	(9,656)

Capital Share Transactions
Proceeds from shares sold	9,951,680
Proceeds from reinvestment of distributions	9,656
Payments for shares redeemed	(34,829)
Net increase (decrease) in net assets from capital share transactions	9,926,507

Net increase (decrease) in net assets	8,744,745

Net Assets
End of period	$8,744,745

Transactions in Shares of the Fund
Sold	1,027,617
Issued in reinvestment of distributions	922
Redeemed	(3,617)
Net increase (decrease) in shares of the fund	1,024,922

(1)	December 4, 2019 (fund inception) through February 29, 2020.

See Notes to Financial Statements.

23

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Small Cap Value Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term capital appreciation. The fund offers the Institutional Class. The Institutional Class commenced sale on December 4, 2019, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

24

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$119,444	—	—	—	$119,444
Gross amount of recognized liabilities for securities lending transactions					$119,444

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

25

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 62% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.25%.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $9,441,109 and $54,461, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

6. Risk Factors

The value of the fund's shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund's investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

26

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,117,259
Gross tax appreciation of investments	$81,421
Gross tax depreciation of investments	(1,282,521)
Net tax appreciation (depreciation) of investments	$(1,201,100)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

27

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2020(3)	$10.00	0.04	(1.50)	(1.46)	(0.01)	$8.53	(14.68)%	0.25%(4)	1.52%(4)	1%	$8,745

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	December 4, 2019 (fund inception) through February 29, 2020 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At meetings held on April 29, 2019 and August 23, 2019, the Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the Fund. The materials circulated and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to, the following:

•	The nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	The wide range of other programs and services to be provided by the Advisor to the Fund and its shareholders on a routine and non-routine basis;

•	The Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	The cost of owning the Fund compared to the cost of owning similar funds;

•	The Advisor’s compliance policies, procedures, and regulatory experience; and

•	Any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s annual unified management fee to the total expense ratio of peer funds selected by the independent provider. The Board found the Fund’s management fee to be below the median of the total expense ratios of its peer universe.

When considering the approval of the Fund’s management agreement, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. In addition to overseeing the Fund, a majority of the Board also oversees and evaluates on a continuous basis the nature and quality of services the Advisor provides to other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

29

The independent Trustees considered all of the information provided by the Advisor, the independent data provider, and their independent counsel in connection with the approval and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

31

Notes

32

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96061 2004

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)

are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 24, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date:	April 24, 2020